UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09491

Allianz Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219-8000

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-624-0197

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments.

AZL BlackRock Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (99.0%):
Aerospace & Defense (1.9%):
48,143	Precision Castparts Corp.	$11,404,114

Airlines (1.0%):
169,333	American Airlines Group, Inc.	6,007,935

Auto Components (0.9%):
83,682	Delphi Automotive plc	5,133,054

Biotechnology (9.5%):
25,163	Biogen Idec, Inc. *	8,324,172
64,354	Gilead Sciences, Inc. *^	6,850,483
43,857	Regeneron Pharmaceuticals, Inc. *^	15,811,326
137,942	United Therapeutics Corp. *^	17,746,238
63,662	Vertex Pharmaceuticals, Inc. *^	7,149,879

		55,882,098

Chemicals (0.5%):
26,173	Monsanto Co. ^	2,944,724

Consumer Finance (1.4%):
130,341	Discover Financial Services ^	8,392,657

Diversified Financial Services (2.3%):
34,662	Berkshire Hathaway, Inc., Class B *^	4,788,209
90,250	Moody’s Corp.	8,528,625

		13,316,834

Electrical Equipment (1.5%):
71,891	Emerson Electric Co. ^	4,498,939
74,667	Solarcity Corp. *^	4,450,153

		8,949,092

Energy Equipment & Services (1.4%):
82,071	Schlumberger, Ltd. ^	8,345,800

Food & Staples Retailing (0.6%):
44,641	CVS Caremark Corp. ^	3,552,977

Food Products (1.0%):
164,294	Mondelez International, Inc., Class A ^	5,629,534

Health Care Equipment & Supplies (0.6%):
8,192	Intuitive Surgical, Inc. *	3,783,229

Health Care Providers & Services (1.3%):
107,987	Express Scripts Holding Co. *	7,627,122

Health Care Technology (0.2%):
10,844	athenahealth, Inc. *	1,428,046

Hotels, Restaurants & Leisure (4.4%):
68,498	McDonald’s Corp. ^	6,494,295
122,070	Starbucks Corp. ^	9,211,402
53,380	Wynn Resorts, Ltd. ^	9,986,331

		25,692,028

Internet & Catalog Retail (8.2%):
112,009	Alibaba Group Holding, Ltd., ADR *(a)	9,952,000
26,717	Netflix, Inc. *^	12,054,176
8,501	Priceline.com, Inc. *^	9,849,089
122,531	TripAdvisor, Inc. *^	11,201,784
23,592	Vipshop Holdings, Ltd., ADR *^	4,459,124

		47,516,173

Internet Software & Services (17.1%):
69,686	Baidu, Inc., ADR *	15,207,576
282,535	Facebook, Inc., Class A *^	22,331,566
47,879	Google, Inc., Class A *^	28,172,481
76,416	LinkedIn Corp., Class A *^	15,878,481

Shares		Fair Value
Common Stocks, continued
Internet Software & Services, continued
444,544	Yahoo!, Inc. *^	$18,115,168

		99,705,272

IT Services (5.9%):
48,146	Alliance Data Systems Corp. *^	11,953,207
106,249	Visa, Inc., Class A ^	22,670,350

		34,623,557

Machinery (0.7%):
64,096	Pentair plc	4,197,647

Media (10.0%):
177,486	Comcast Corp., Class A ^	9,545,197
360,656	Liberty Global plc, Class A *^	15,342,306
60,300	Time Warner, Inc.	4,535,163
517,601	Twenty-First Century Fox, Inc. ^	17,748,539
122,734	Walt Disney Co. (The) ^	10,927,008

		58,098,213

Oil, Gas & Consumable Fuels (3.9%):
53,239	Concho Resources, Inc. *^	6,675,638
90,070	Gulfport Energy Corp. *^	4,809,738
133,372	Laredo Petroleum Holdings, Inc. *^	2,988,867
841,419	Palantir Technologies, Inc. *(a)(b)	5,048,514
45,662	Range Resources Corp. ^	3,096,340

		22,619,097

Pharmaceuticals (10.2%):
447,153	Abbvie, Inc. ^	25,827,557
39,903	Allergan, Inc.	7,110,316
46,757	Perrigo Co. plc	7,022,434
153,310	Valeant Pharmaceuticals International, Inc. *	20,114,272

		60,074,579

Road & Rail (2.9%):
157,238	Union Pacific Corp. ^	17,047,744

Software (4.4%):
286,652	Salesforce.com, Inc. *^	16,491,090
100,331	VMware, Inc., Class A *^	9,415,061

		25,906,151

Specialty Retail (1.1%):
69,560	Home Depot, Inc. (The) ^	6,381,434

Technology Hardware, Storage & Peripherals (4.2%):
246,204	Apple, Inc. ^	24,805,053

Wireless Telecommunication Services (1.9%):
77,815	Crown Castle International Corp.	6,266,442
136,394	SoftBank Corp., ADR	4,768,334

		11,034,776

Total Common Stocks (Cost $495,163,022)		580,098,940

Continued

AZL BlackRock Capital Appreciation Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (28.4%):
$166,196,882	Allianz Variable Insurance Products Securities Lending Collateral Trust (c)	$166,196,882

Total Securities Held as Collateral for Securities on Loan (Cost $166,196,882)		166,196,882

Total Investment Securities (Cost $661,359,904)(d) - 127.4%		746,295,822
Net other assets (liabilities) - (27.4)%		(160,530,800)

Net Assets - 100.0%		$585,765,022

Percentages indicated are based on net assets as of September 30, 2014.

ADR - American Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2014. The total value of securities on loan as of September 30, 2014, was $162,159,431.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2014, these securities represent 2.56% of the net assets of the fund.
(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2014. The total of all such securities represent 0.90% of the net assets of the fund.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2014.
(d)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2014:

Country	Percentage
Canada	2.7%
Cayman Islands	2.0%
China	1.9%
Ireland (Republic of)	1.5%
Japan	0.6%
Netherlands	1.1%
United Kingdom	0.7%
United States	89.5%

100.0%

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (59.0%):
Aerospace & Defense (1.5%):
989	Boeing Co. (The)	$125,979
41,501	European Aeronautic Defence & Space Co. NV	2,604,702
1,417	General Dynamics Corp.	180,087
1,326	L-3 Communications Holdings, Inc.	157,688
1,490	Northrop Grumman Corp.	196,322
7,481	Precision Castparts Corp.	1,772,099
1,856	Raytheon Co.	188,607
60,786	Safran SA	3,935,150
26,676	United Technologies Corp.	2,816,985

		11,977,619

Air Freight & Logistics (0.6%):
7,135	FedEx Corp.	1,151,946
35,878	United Parcel Service, Inc., Class B	3,526,448

		4,678,394

Airlines (0.6%):
54,000	Japan Airlines Co., Ltd.	1,478,048
64,620	United Continental Holdings, Inc. *	3,023,570

		4,501,618

Auto Components (1.4%):
18,000	Aisin Sieki Co., Ltd.	647,937
11,880	BorgWarner, Inc.	625,007
47,600	Bridgestone Corp.	1,575,829
134,683	Cheng Shin Rubber Industry Co., Ltd.	296,961
8,821	Delphi Automotive plc	541,080
43,200	DENSO Corp.	1,993,589
23,000	Futaba Industrial Co., Ltd.	133,751
24,290	Goodyear Tire & Rubber Co.	548,590
2,082	Hyundai Wia Corp.	421,104
17,637	Johnson Controls, Inc.	776,028
4,900	Koito Manufacturing Co., Ltd.	133,244
2,059	Lear Corp.	177,918
3,518	Magna International, Inc., ADR	333,893
2,900	Stanley Electric Co., Ltd.	62,787
38,400	Toyota Industries Corp.	1,857,518

		10,125,236

Automobiles (2.3%):
7,073	Bayerische Motoren Werke AG (BMW)	759,313
6,900	Daihatsu Motor Co., Ltd. ^	109,243
108,000	Dongfeng Motor Corp., H Shares	177,699
130,023	Ford Motor Co.	1,923,040
154,600	Fuji Heavy Industries, Ltd.	5,118,620
54,300	Honda Motor Co., Ltd.	1,883,651
4,511	Hyundai Motor Co.	813,636
45,000	Isuzu Motors, Ltd.	636,657
9,127	Maruti Suzuki India, Ltd.	452,507
89,400	Suzuki Motor Corp.	2,966,961
22,600	Toyota Motor Corp.	1,328,315
270	Volkswagen AG	56,014
10,400	Yamaha Motor Co., Ltd.	203,685
165,770	Yulon Motor Co., Ltd.	247,562

		16,676,903

Banks (4.8%):
23,504	Axis Bank, Ltd.	143,279
82,439	Banco Bilbao Vizcaya Argentaria SA	987,316

Shares		Fair Value
Common Stocks, continued
Banks, continued
267,800	Bank of America Corp.	$4,565,990
10,058	Bank of Nova Scotia ^	622,180
22,000	Bank of Yokohama, Ltd. (The)	121,119
21,422	BB&T Corp.	797,113
50,285	BNP Paribas SA	3,324,866
19,000	Chiba Bank, Ltd. (The)	132,331
93,000	Chuo Mitsui Trust Holdings, Inc.	387,555
51,579	Citigroup, Inc.	2,672,824
26,241	Fifth Third Bancorp	525,345
76,000	Fukuoka Financial Group, Inc.	362,783
16,682	HDFC Bank, Ltd.	234,973
181,617	HSBC Holdings plc	1,848,099
370,849	Intesa Sanpaolo SpA	1,121,556
70,719	JPMorgan Chase & Co.	4,260,113
9,846	Kotak Mahindra Bank, Ltd.	161,180
1,117,252	Lloyds Banking Group plc *	1,384,198
326,800	Mitsubishi UFJ Financial Group, Inc.	1,850,115
24,306	National Australia Bank, Ltd.	689,425
94,004	Regions Financial Corp.	943,800
13,000	Shizuoka Bank, Ltd. (The)	133,960
19,959	Societe Generale	1,014,367
46,200	Sumitomo Mitsui Financial Group, Inc.	1,885,571
23,066	Svenska Handelsbanken AB, A Shares	1,080,013
20,829	U.S. Bancorp	871,277
59,657	UniCredit SpA	467,118
105,893	Wells Fargo & Co.	5,492,670
17,236	Yes Bank, Ltd.	155,480

		38,236,616

Beverages (0.8%):
2,692	Anheuser-Busch InBev NV	298,586
51,823	Coca-Cola Co. (The)	2,210,770
1,846	Constellation Brands, Inc., Class A *	160,897
8,367	Diageo plc, ADR	965,551
6,528	Diageo plc	188,722
3,430	Fomento Economico Mexicano SAB de C.V., ADR	315,732
31,800	Kirin Holdings Co., Ltd.	422,710
7,103	Remy Cointreau SA	511,260
13,805	SABMiller plc	767,004
14,100	Suntory Beverage & Food, Ltd.	500,444

		6,341,676

Biotechnology (0.9%):
5,528	Alexion Pharmaceuticals, Inc. *	916,653
1,390	Amgen, Inc.	195,239
5,385	Biogen Idec, Inc. *	1,781,412
13,459	Celgene Corp. *	1,275,644
10,161	Cubist Pharmaceuticals, Inc. *^	674,081
8,576	Gilead Sciences, Inc. *	912,915
62,008	Mesoblast, Ltd. *^	232,721
767	Regeneron Pharmaceuticals, Inc. *^	276,519
8,926	Vertex Pharmaceuticals, Inc. *	1,002,479

		7,267,663

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Building Products (0.3%):
27,648	Compagnie de Saint-Gobain SA	$1,259,140
13,300	Daikin Industries, Ltd.	825,489

		2,084,629

Capital Markets (0.7%):
1,250	Ameriprise Financial, Inc.	154,225
19,715	Bank of New York Mellon Corp. (The)	763,562
34,739	Deutsche Bank AG, Registered Shares	1,218,348
8,926	Goldman Sachs Group, Inc. (The)	1,638,546
106,405	UBS AG, Registered Shares	1,846,526

		5,621,207

Chemicals (2.0%):
7,894	Agrium, Inc.	702,566
15,338	Akzo Nobel NV	1,044,770
14,854	Arkema, Inc.	988,976
89,000	Asahi Kasei Corp.	723,271
526	CF Industries Holdings, Inc.	146,870
3,509	Ecolab, Inc.	402,938
17,683	FMC Corp.	1,011,290
31,000	Hitachi Chemical Co., Ltd.	546,554
3,704	International Flavor & Fragrances, Inc.	355,140
49,600	JSR Corp.	865,976
14,014	Koninklijke DSM NV	863,192
51,100	Kuraray Co., Ltd.	599,756
4,827	Linde AG	927,447
22,500	Nitto Denko Corp.	1,235,328
1,021	PPG Industries, Inc.	200,872
29,300	Shin-Etsu Chemical Co., Ltd.	1,916,981
7,584	Syngenta AG, Registered Shares	2,407,711
193,000	Ube Industries, Ltd.	308,195

		15,247,833

Commercial Banks (0.0%):
6,297	ICICI Bank, Ltd.	145,769

Commercial Services & Supplies (0.0%):
2,017	Cintas Corp. ^	142,380
4,924	Pitney Bowes, Inc.	123,051
2,900	Sohgo Security Services Co., Ltd. ^	68,209

		333,640

Communications Equipment (0.5%):
102,128	Cisco Systems, Inc.	2,570,561
15,205	El Towers SpA *	806,281
1,869	Harris Corp.	124,102
1,960	Motorola Solutions, Inc.	124,029

		3,624,973

Construction & Engineering (0.3%):
786	Bouygues SA	25,303
44,000	JGC Corp.	1,202,099
4,000	Kinden Corp.	41,179
2,000	Maeda Road Construction Co., Ltd.	31,077
85,000	Okumura Corp.	496,455
108,000	Toda Corp.	541,507

		2,337,620

Consumer Finance (0.7%):
26,951	American Express Co.	2,359,290
16,651	Capital One Financial Corp.	1,359,055

Shares		Fair Value
Common Stocks, continued
Consumer Finance, continued
27,077	Discover Financial Services	$1,743,488

		5,461,833

Containers & Packaging (0.2%):
16,318	Crown Holdings, Inc. *	726,477
20,018	Sealed Air Corp. ^	698,228

		1,424,705

Distributors (0.0%):
2,100	Canon Marketing Japan, Inc.	40,461

Diversified Financial Services (0.5%):
12,164	Berkshire Hathaway, Inc., Class B *	1,680,335
9,520	Deutsche Boerse AG	642,652
83,371	ING Groep NV *	1,185,708

		3,508,695

Diversified Telecommunication Services (0.9%):
10,980	AT&T, Inc.	386,935
150,367	BT Group plc	920,928
51,459	Deutsche Telekom AG, Registered Shares	777,214
10,090	France Telecom SA	151,142
11,100	Nippon Telegraph & Telephone Corp.	690,917
245,884	Oi SA, ADR	172,119
332,000	Singapore Telecommunications, Ltd.	986,927
485	Swisscom AG, Registered Shares	275,585
38,129	TDC A/S	288,719
251,712	Telecom Italia SpA	287,532
32,883	Telecom Italia SpA	29,140
184,500	Telekom Malaysia Berhad	370,996
8,280	Verizon Communications, Inc.	414,856
53,608	Verizon Communications, Inc.	2,679,864

		8,432,874

Electric Utilities (0.5%):
18,544	American Electric Power Co., Inc.	968,182
22,200	Chubu Electric Power Co., Inc. *	255,016
156,961	Enel SpA	828,056
13,871	NextEra Energy, Inc.	1,302,210
2,669	NRG Yield, Inc. ^	125,576
29,203	PPL Corp.	959,027
42,011	Terna—Rete Elettrica Nationale SpA	210,542

		4,648,609

Electrical Equipment (0.8%):
21,443	Eaton Corp. plc	1,358,842
26,000	GS Yuasa Corp.	151,659
1,000	Mabuchi Motor Co., Ltd.	87,378
92,000	Mitsubishi Electric Corp.	1,226,745
17,297	Rockwell Automation, Inc.	1,900,594
13,003	Schneider Electric SA	994,188
2,009	Schneider Electric SE ^	152,945
40,100	Sumitomo Electric Industries, Ltd.	593,266

		6,465,617

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components (0.6%):
3,065	Avnet, Inc.	$127,198
3,200	Hitachi High-Technologies Corp.	92,008
229,000	Hitachi, Ltd.	1,743,102
32,700	HOYA Corp.	1,099,188
400	Keyence Corp.	174,035
14,300	Kyocera Corp.	667,190
6,400	Murata Manufacturing Co., Ltd.	728,453
6,100	Omron Corp.	277,392
2,753	TE Connectivity, Ltd.	152,213

		5,060,779

Energy Equipment & Services (1.2%):
95,700	Dropbox, Inc. *(a)(b)	1,708,245
1,698	Helmerich & Payne, Inc.	166,183
25,799	Oceaneering International, Inc.	1,681,321
107,467	SBM Offshore NV *	1,549,659
20,851	Schlumberger, Ltd.	2,120,338
15,592	Technip-Coflexip SA	1,308,115

		8,533,861

Food & Staples Retailing (0.2%):
7,346	CVS Caremark Corp.	584,668
20,861	Fresh Market, Inc. (The) *^	728,675
3,225	Kroger Co. (The)	167,700
6,888	Walgreen Co.	408,252

		1,889,295

Food Products (1.2%):
24,000	Ajinomoto Co., Inc.	399,758
3,207	Archer-Daniels-Midland Co.	163,878
57,961	Cosan, Ltd., A Shares	623,660
6,008	Danone SA	401,046
13,201	Mondelez International, Inc., Class A	452,332
51,135	Nestle SA, Registered Shares	3,751,523
30	Orion Corp.	24,863
27,712	SLC Agricola SA	186,370
60,127	Unilever NV	2,389,755
17,190	Unilever plc	717,418

		9,110,603

Gas Utilities (0.3%):
11,535	Gas Natural SDG SA	338,616
72,415	Snam Rete Gas SpA	399,136
228,000	Tokyo Gas Co., Ltd.	1,282,639

		2,020,391

Health Care Equipment & Supplies (0.5%):
1,032	Becton, Dickinson & Co.	117,452
885	C.R. Bard, Inc.	126,298
2,904	CareFusion Corp. *	131,406
25,562	Getinge AB, B Shares	643,288
17,050	Medtronic, Inc.	1,056,248
18,122	Mindray Medical International, Ltd., ADR ^	546,560
5,116	Zimmer Holdings, Inc.	514,414

		3,135,666

Health Care Providers & Services (3.2%):
15,236	Aetna, Inc.	1,234,116
35,516	Al Noor Hospitals Group plc	586,090
1,846	AmerisourceBergen Corp.	142,696
1,411,700	Bangkok Dusit Medical Services Public Co., Ltd., Class F	804,261

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
87,500	Bumrungrad Hospital Public Co., Ltd.	$355,509
10,640	Cardinal Health, Inc.	797,149
14,876	Catamaran Corp. *	627,023
26,013	Envision Healthcare Holdings, Inc. *	902,131
21,918	Fresenius SE & Co. KGaA	1,084,412
25,857	HCA Holdings, Inc. *	1,823,436
514,568	Healthscope, Ltd. *	1,097,757
14,291	HealthSouth Corp.	527,338
11,432	Humana, Inc.	1,489,475
633,400	IHH Healthcare Berhad	981,356
105,242	Life Healthcare Group Holdings Pte, Ltd.	414,785
13,555	McKesson, Inc.	2,638,751
60,203	NMC Health plc	465,540
382,799	PT Siloam International Hospital Tbk *	472,256
102,000	Raffles Medical Group, Ltd.	307,900
9,800	Ship Healthcare Holdings, Inc.	313,954
126,797	Sinopharm Group Co., H Shares	463,092
167,461	Spire Healthcare Group plc *	785,541
6,711	Team Health Holdings, Inc. *	389,171
11,876	Tenet Healthcare Corp. *	705,316
30,050	UnitedHealth Group, Inc.	2,591,813
11,387	Universal Health Services, Inc., Class B	1,189,942
7,528	WellCare Health Plans, Inc. *	454,240
1,413	WellPoint, Inc.	169,023

		23,814,073

Health Care Technology (0.0%):
7,897	Castlight Health, Inc., Class B *	102,187

Hotels, Restaurants & Leisure (0.3%):
18,709	McDonald’s Corp.	1,773,800
5,064	SeaWorld Entertainment, Inc.	97,381
1,889	Wyndham Worldwide Corp.	153,500

		2,024,681

Household Durables (0.2%):
2,800	Alpine Electronics, Inc.	46,186
54,734	Cyrela Brazil Realty SA Empreendimentos e Participacoes	276,186
93,728	MRV Engenharia e Participacoes SA	311,724
7,200	Rinnai Corp.	596,630
21,400	Sony Corp.	385,669

		1,616,395

Household Products (1.0%):
14,895	Colgate-Palmolive Co.	971,452
1,043	Energizer Holdings, Inc.	128,508
7,159	Kimberly-Clark Corp.	770,094
413	LG Household & Health Care, Ltd.	196,798
68,697	Procter & Gamble Co. (The)	5,752,686

		7,819,538

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Independent Power and Renewable Electricity Producers (0.4%):
56,066	AES Corp. (The)	$795,016
53,057	Calpine Corp. *	1,151,336
5,123	NextEra Energy Partners LP *^	177,717
19,616	NRG Energy, Inc.	597,896

		2,721,965

Industrial Conglomerates (1.2%):
170,219	Beijing Enterprises Holdings, Ltd.	1,459,296
7,944	Danaher Corp.	603,585
168,000	Keppel Corp., Ltd.	1,381,398
12,446	Koninklijke Philips Electronics NV	396,185
37,236	Siemens AG, Registered Shares	4,437,487

		8,277,951

Insurance (1.9%):
1,398	ACE, Ltd.	146,608
124,400	AIA Group, Ltd.	642,045
8,082	Allstate Corp. (The)	495,992
27,295	American International Group, Inc.	1,474,477
44,805	AXA SA	1,103,280
2,505	Axis Capital Holdings, Ltd.	118,562
1,093	Chubb Corp. (The)	99,550
3,178	CNA Financial Corp.	120,859
102,653	Legal & General Group plc	380,789
4,130	Lincoln National Corp.	221,285
16,385	Marsh & McLennan Cos., Inc.	857,591
14,847	MetLife, Inc.	797,581
47,500	MS&AD Insurance Group Holdings, Inc.	1,037,654
31,100	NKSJ Holdings, Inc.	755,739
6,067	Prudential Financial, Inc.	533,532
49,043	Prudential plc	1,089,118
1,725	Reinsurance Group of America, Inc.	138,224
42,500	Sony Financial Holdings, Inc.	688,160
118,700	Tokio Marine Holdings, Inc.	3,686,603
17,604	XL Group plc	583,925

		14,971,574

Internet & Catalog Retail (0.3%):
15,829	Alibaba Group Holding, Ltd., ADR *	1,406,408

Internet Software & Services (2.1%):
40,500	DeNA Co., Ltd. ^	515,525
43,812	eBay, Inc. *	2,481,074
6,118	Google, Inc., Class C *	3,532,288
4,936	Google, Inc., Class A *	2,904,392
49,700	Gree, Inc. ^	339,113
28,140	SINA Corp. *	1,157,679
84,945	Twitter, Inc. *	4,381,463
17,133	Uber Technologies, Inc. *(a)(b)	1,063,140

		16,374,674

IT Services (1.5%):
1,652	Accenture plc, Class A	134,341
523	Alliance Data Systems Corp. *	129,845
3,055	Amdocs, Ltd.	140,163
16,968	Atos Origin SA	1,229,038

Shares		Fair Value
Common Stocks, continued
IT Services, continued
2,856	Computer Sciences Corp.	$174,644
2,987	Fidelity National Information Services, Inc.	168,168
53,295	MasterCard, Inc., Class A	3,939,566
21,283	Visa, Inc., Class A	4,541,155
46,065	Worldline SA *	925,932

		11,382,852

Leisure Products (0.1%):
5,500	Namco Bandai Holdings, Inc.	140,956
7,600	Nikon Corp. ^	109,945
22,200	Sega Sammy Holdings, Inc.	357,541
7,500	Yamaha Corp.	98,104

		706,546

Life Sciences Tools & Services (0.7%):
24,519	Agilent Technologies, Inc.	1,397,093
2,106	Mettler-Toledo International, Inc. *	539,410
13,897	PerkinElmer, Inc.	605,909
15,190	Thermo Fisher Scientific, Inc.	1,848,622
7,605	Waters Corp. *	753,808

		5,144,842

Machinery (1.1%):
4,016	CNH Industrial NV	31,843
28,076	Colfax Corp. *^	1,599,489
75,747	Cummins India, Ltd.	820,832
4,160	Cummins, Inc.	549,037
1,349	Dover Corp.	108,365
2,900	Fanuc, Ltd.	523,768
164,090	Haitian International Holdings, Ltd.	371,667
105,000	IHI Corp.	544,505
16,900	Komatsu, Ltd.	391,234
28,000	Kubota Corp.	441,380
128,000	Mitsubishi Heavy Industries, Ltd.	824,435
5,600	Nabtesco Corp.	134,384
11,448	PACCAR, Inc.	651,105
1,065	Parker Hannifin Corp.	121,570
13,332	Samsung Heavy Industries Co., Ltd.	318,546
1,000	SMC Corp.	276,192
14,343	Stanley Black & Decker, Inc.	1,273,515
3,100	THK Co., Ltd.	77,262

		9,059,129

Media (1.2%):
3,944	Charter Communications, Inc., Class A *	597,003
64,156	Comcast Corp., Class A	3,450,310
10,852	DISH Network Corp., Class A *	700,822
63,288	Grupo Televisa SAB	429,564
45,381	Liberty Media Corp., Class C *	2,132,453
20,948	Liberty Media Corp. *	988,327
19,605	Manchester United plc, Class A *	323,090
3,724	RTL Group	318,918
1,128	Time Warner Cable, Inc.	161,857
2,100	TV Asahi Holdings Corp.	33,123
1,429	Viacom, Inc., Class B	109,947

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
56,459	Zon Multimedia Servicos de Telecommunicacoes e Multimedia SGPS SA	$339,611

		9,585,025

Metals & Mining (2.5%):
162,185	Antofagasta plc	1,891,907
63,228	Barrick Gold Corp., ADR	926,922
44,842	BHP Billiton plc	1,244,796
40,578	Constellium NV *	998,625
109,033	Eldorado Gold Corp.	735,131
119,120	First Quantum Minerals, Ltd.	2,299,852
98,646	Freeport-McMoRan Copper & Gold, Inc.	3,220,792
83,182	Goldcorp, Inc.	1,915,681
303,956	Platinum Group Metals, Ltd. *	268,723
35,439	Polyus Gold International, Ltd. *^	110,287
67,751	Rio Tinto plc	3,325,931
26,760	Silver Wheaton Corp.	533,327
54,132	Southern Copper Corp. ^	1,605,014
25,895	Teck Resources, Ltd., Class B	489,157

		19,566,145

Multiline Retail (0.1%):
2,175	Kohl’s Corp.	132,740
2,073	Macy’s, Inc.	120,607
3,700	Ryohin Keikaku Co., Ltd.	441,344

		694,691

Multi-Utilities (0.7%):
23,266	CenterPoint Energy, Inc.	569,319
21,732	Dominion Resources, Inc.	1,501,464
3,318	DTE Energy Co.	252,433
41,698	GDF Suez	1,042,770
71,459	National Grid plc	1,024,447
7,813	RWE AG	304,844
11,483	Sempra Energy	1,210,079

		5,905,356

Oil, Gas & Consumable Fuels (4.4%):
12,894	Anadarko Petroleum Corp.	1,307,967
112,886	Athabasca Oil Corp. *	577,636
59,649	Cameco Corp.	1,053,401
77,494	Canadian Natural Resources, Ltd.	3,009,867
16,325	Chesapeake Energy Corp.	375,312
10,088	Chevron Corp.	1,203,700
5,754	Cimarex Energy Co.	728,054
586,000	CNOOC, Ltd.	1,008,657
17,685	CONSOL Energy, Inc.	669,554
11,143	Devon Energy Corp.	759,730
17,314	Diamondback Energy, Inc. *	1,294,741
34,500	Eclipse Resources Corp. *^	573,390
5,817	EOG Resources, Inc.	575,999
134,800	INPEX Corp.	1,908,640
30,537	John Wood Group PLC	373,502
27,615	KazMunaiGas Exploration Production JSC, Registered Shares, GDR	483,206
34,141	Lookout, Inc. *(a)(b)	389,996
107,559	Lundin Petroleum AB *^	1,813,325
3,387	Marathon Oil Corp.	127,317
1,363	Marathon Petroleum Corp.	115,405
4,058	Murphy Oil Corp.	230,941
8,158	Oasis Petroleum, Inc. *	341,086
115,833	Oil & Natural Gas Corp., Ltd.	766,123

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
277,414	Ophir Energy plc *	$1,026,138
116,157	Palantir Technologies, Inc. *(a)(b)	696,942
22,722	Parsley Energy, Inc., Class A *^	484,660
43,860	Petroleo Brasileiro SA, ADR	622,373
42,199	Phillips 66	3,431,202
32,868	Royal Dutch Shell plc, ADR	2,502,241
74,641	Statoil ASA	2,031,565
22,665	Stone Energy Corp. *	710,774
2,830	Suncor Energy, Inc.	102,305
10,876	Total SA ^	702,809
25,364	Total SA, Sponsored ADR	1,634,709
3,490	Valero Energy Corp.	161,482

		33,794,749

Paper & Forest Products (0.0%):
3,070	International Paper Co.	146,562

Personal Products (0.3%):
6,312	Beiersdorf AG	527,146
79,423	Hypermarcas SA *	572,430
2,428	L’Oreal SA	384,485

		1,484,061

Pharmaceuticals (3.9%):
62,087	Abbvie, Inc.	3,586,146
6,865	Actavis, Inc. plc *	1,656,387
8,080	Allergan, Inc.	1,439,775
35,700	Astellas Pharma, Inc.	532,132
5,290	AstraZeneca plc, ADR	377,918
18,438	AstraZeneca plc	1,320,774
21,888	Bristol-Myers Squibb Co.	1,120,228
28,816	Catalent, Inc. *^	721,264
12,200	Dainippon Sumitomo Pharma Co., Ltd. ^	155,529
11,000	Kyowa Hakko Kogyo Co., Ltd.	135,050
6,239	Mylan, Inc. *	283,812
24,022	Novartis AG, Registered Shares	2,262,820
17,700	Otsuka Holdings Co., Ltd.	610,548
4,641	Perrigo Co. plc	697,032
109,628	Pfizer, Inc.	3,241,700
16,072	Roche Holding AG	4,759,949
9,228	Sanofi-Aventis SA, ADR	520,736
27,655	Sanofi-Aventis SA	3,119,526
2,000	Sawai Pharmaceutical Co., Ltd.	115,147
16,434	Shire plc	1,420,170
460,000	Sino Biopharmaceutical, Ltd.	458,133

		28,534,776

Professional Services (0.1%):
42,526	Qualicorp SA *	420,829

Real Estate Investment Trusts (REITs) (0.6%):
9,828	American Capital Agency Corp.	208,845
7,794	American Tower Corp.	729,752
20,550	Equity Residential Property Trust	1,265,469
379,140	Fibra UNO Amdinistracion SA	1,247,312
183,965	Link REIT (The)	1,060,389

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
370,848	TF Administradora Industrial S de RL de C.V.	$817,129

		5,328,896

Real Estate Management & Development (1.4%):
74,935	BR Malls Participacoes SA	589,070
656,000	CapitaLand, Ltd.	1,644,007
338,000	China Overseas Land & Investment, Ltd.	865,908
36,000	Daikyo, Inc. *	67,387
4,900	Daito Trust Construction Co., Ltd.	579,184
35,532	Deutsche Annington Immobilien SE	1,027,362
416,000	Global Logistic Properties, Ltd.	882,971
20,700	Nomura Real Estate Holdings, Inc.	355,928
67,467	St. Joe Co. (The) *^	1,344,617
152,000	Sun Hung Kai Properties, Ltd.	2,150,705
186,000	Wharf Holdings, Ltd. (The)	1,323,045

		10,830,184

Road & Rail (1.2%):
27,180	Canadian National Railway Co.	1,928,693
24,792	CSX Corp.	794,832
26,200	East Japan Railway Co.	1,965,280
9,718	J.B. Hunt Transport Services, Inc.	719,618
24,000	Nippon Express Co., Ltd.	100,679
7,000	Seino Holdings Co., Ltd.	56,122
30,188	Union Pacific Corp.	3,272,982

		8,838,206

Semiconductors & Semiconductor Equipment (0.2%):
1,582	KLA-Tencor Corp.	124,630
17,900	ROHM Co., Ltd.	1,127,596
596	Samsung Electronics Co., Ltd.	667,312

		1,919,538

Software (1.5%):
86,301	Activision Blizzard, Inc.	1,794,198
2,269	Adobe Systems, Inc. *	156,992
2,045	Check Point Software Technologies, Ltd. *	141,596
31,971	Electronic Arts, Inc. *	1,138,487
52,700	Gungho Online Enetertainment, Inc. ^	251,681
11,084	Informatica Corp. *	379,516
1,734	Intuit, Inc.	151,985
3,290	Microsoft Corp.	152,524
16,300	Nexon Co., Ltd.	134,593
10,100	Nintendo Co., Ltd.	1,099,430
87,025	Oracle Corp.	3,331,317
3,700	Trend Micro, Inc.	125,285
38,030	UbiSoft Entertainment SA *	622,591
45,940	Veeva Systems, Inc., Class A *^	1,294,130
4,253	VMware, Inc., Class A *^	399,102

		11,173,427

Shares		Fair Value
Common Stocks, continued
Specialty Retail (0.2%):
2,300	Autobacs Seven Co., Ltd. ^	$35,753
8,300	Nitori Co., Ltd.	514,279
4,400	Sanrio Co., Ltd. ^	127,327
800	Shimamura Co., Ltd.	73,587
292,600	Yamada Denki Co., Ltd. ^	854,416
222,760	Zhongsheng Group Holdings, Ltd. ^	238,795

		1,844,157

Technology Hardware, Storage & Peripherals (0.2%):
1,529	Apple, Inc.	154,047
208,000	NEC Corp.	719,769
1,630	Samsung Sdi Co., Ltd.	188,814
2,448	Seagate Technology plc	140,197
2,403	Western Digital Corp.	233,860

		1,436,687

Textiles, Apparel & Luxury Goods (0.4%):
52,300	Coach, Inc.	1,862,403
12,356	Lululemon Athletica, Inc. *^	519,076
5,235	LVMH Moet Hennessy Louis Vuitton SA	848,495

		3,229,974

Thrifts & Mortgage Finance (0.1%):
16,907	Ocwen Financial Corp. *^	442,625

Trading Companies & Distributors (0.9%):
19,012	Fastenal Co. ^	853,639
74,900	Mitsubishi Corp.	1,535,346
246,600	Mitsui & Co., Ltd.	3,891,808
66,800	Sumitomo Corp.	737,867

		7,018,660

Transportation Infrastructure (0.0%):
615,711	Delta Topco, Ltd. *(a)(b)	360,807
4,000	Kamigumi Co., Ltd.	37,955
16,748	Novorossiysk Commercial Sea Trade Port JSC, Registered Shares, GDR	47,899

		446,661

Water Utilities (0.1%):
14,148	American Water Works Co., Inc.	682,358

Wireless Telecommunication Services (0.7%):
17,083	America Movil SAB de C.V., Series L, ADR ^	430,492
394,500	Axiata Group Berhad	843,272
5,874	Crown Castle International Corp.	473,033
138,029	Far EasTone Telecommunications Co., Ltd.	264,594
23,100	KDDI Corp.	1,390,205
89,000	Taiwan Mobile Co., Ltd.	270,073
115,805	Vodafone Group plc	381,673
15,162	Vodafone Group plc, ADR	498,678

		4,552,020

Total Common Stocks (Cost $409,874,659)		452,233,187

Preferred Stocks (2.2%):
Auto Components (0.4%):
61,095	Mobileye N.V., Series F, Preferred Shares *(a)(b)	3,110,377

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Preferred Stocks, continued
Automobiles (0.2%):
8,976	Volkswagen AG, Preferred Shares	$1,863,242

Banks (0.9%):
26,482	Citigroup Capital XIII, Series A, Preferred Shares	712,895
176,000	Deutsche Bank Capital Funding Trust VII, Preferred Shares (c)	180,842
32,500	GMAC Capital Trust I, Series 2, Preferred Shares	864,826
15,683	HSBC Holdings plc, Series 2, Preferred Shares	417,794
79,084	Itau Unibanco Holding SA, Preferred Shares	1,103,137
21,833	RBS Capital Fund Trust V, Series E, Preferred Shares	513,949
27,501	RBS Capital Funding Trust VII, Series G, Preferred Shares ^	656,999
14,719	Royal Bank of Scotland Group plc, Series T, Preferred Shares, ADR	371,655
12,375	Royal Bank of Scotland Group plc, Series M, Preferred Shares, ADR ^	303,188
9,710	Royal Bank of Scotland Group plc, Series Q, Preferred Shares, ADR	242,847
7,409	U.S. Bancorp, Series G, Preferred Shares	199,969
14,159	U.S. Bancorp, Series F, Preferred Shares ^	406,080
541,000	USB Capital IX, Preferred Shares	459,850

		6,434,031

Communications Equipment (0.1%):
6,920	Corwn Castle International Corp., Series A, Preferred Shares	727,465

Diversified Financial Services (0.1%):
46,451	Fannie Mae, Series S, Preferred Shares	427,349

Food & Staples Retailing (0.1%):
10,967	Companhia Brasileira de Destribuicao Grupo Pao de Acucar, Series A, Preferred Shares	480,845

Machinery (0.0%):
2,123	Stanley Black & Decker, Inc., Preferred Shares ^	240,302

Multi-Utilities (0.0%):
7,500	Dominion Resources, Inc., Preferred Shares	374,250

Real Estate Investment Trusts (REITs) (0.2%):
2,976	American Tower Corp., Series A, Preferred Shares	322,896
10,870	Health Care REIT, Inc., Series 2, Preferred Shares	626,723

		949,619

Shares		Fair Value
Preferred Stocks, continued
Real Estate Management & Development (0.0%):
15,600	Forestar Group, Inc., Preferred Shares	$371,592

Semiconductors & Semiconductor Equipment (0.2%):
1,918	Samsung Electronics Co., Ltd.	1,630,245

Total Preferred Stocks (Cost $13,675,622)		16,609,317

Warrants (0.0%):
Paper & Forest Products (0.0%):
157,250	TFS Corp., Ltd. *(c)	113,567

Real Estate Management & Development (0.0%):
11,666	Sun Hung Kai Properties, Ltd. *	19,502

Total Warrants (Cost $–)		133,069

Convertible Preferred Stocks (0.2%):
Aerospace & Defense (0.0%):
5,437	United Technologies Corp., 0.51%^	320,185

Banks (0.0%):
272	Wells Fargo & Co., Series L, Class A, 0.02%	327,080

Electric Utilities (0.2%):
10,884	NextEra Energy, Inc., 0.36%	678,291

Metals & Mining (0.0%):
14,524	Cliffs Natural Resources, Inc., Series A, Series A, 2.50%^	162,669

Total Convertible Preferred Stocks (Cost $1,531,748)		1,488,225

Rights (0.0%):
Banks (0.0%):
82,439	Banco Bilbao Vizcaya Argentaria SA *	8,225
82,439	Banco Popular Espanol SA *	1,145

		9,370

Total Rights (Cost $–)		9,370

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Bonds (2.2%):
Automobiles (0.1%):
$800,000	Volkswagen International Finance NV, 5.50%, 11/9/15+(c)	1,046,558

Banks (0.1%):
733,000	JPMorgan Chase & Co., Series Q, 5.15%, 12/31/49, Callable 5/1/23 @ 100, Perpetual Bond^(d)	698,183

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Bonds, continued
Biotechnology (0.5%):
$143,000	BioMarin Pharmaceutical, Inc., 0.75%, 10/15/18	$151,401
135,000	BioMarin Pharmaceutical, Inc., 1.50%, 10/15/20^	147,825
244,000	Cubist Pharmaceuticals, Inc., 2.50%, 11/1/17	568,367
452,000	Gilead Sciences, Inc., Series D, 1.63%, 5/1/16	2,110,557

		2,978,150

Diversified Telecommunication Services (0.1%):
300,000	Telefonica SA, Series TIT, 6.00%, 7/24/17+(c)	399,840

Energy Equipment and Services (0.0%):
191,000	Suzlon Energy, Ltd., Series SUEL, 3.25%, 7/16/19, Callable 1/16/15 @ 100.85(c)(d)	147,070

Food & Staples Retailing (0.1%):
500,000	Olam International, Ltd., 6.00%, 10/15/16(c)	536,250

Food Products (0.0%):
400,000	REI Agro, Ltd., Registered Shares, 5.50%, 11/13/14(a)	80,000

Health Care Providers & Services (0.1%):
80,000	Brookdale Senior Living, Inc., 2.75%, 6/15/18	102,950
463,000	WellPoint, Inc., 2.75%, 10/15/42	762,503

		865,453

Internet Software & Services (0.0%):
380,000	SINA Corp., 1.00%, 12/1/18, Callable 12/1/16 @ 100(c)	349,838
375,000	Twitter, Inc., 1.00%, 9/15/21^(c)	366,797

		716,635

Oil, Gas & Consumable Fuels (0.2%):
886,000	Cobalt International Energy, Inc., 2.63%, 12/1/19	733,719
1,111,000	Cobalt International Energy, Inc., 3.13%, 5/15/24	992,955
70,000	Dana Gas Sukuk, Ltd., 7.00%, 10/31/17	64,400

		1,791,074

Pharmaceuticals (0.2%):
402,000	Mylan, Inc., 3.75%, 9/15/15	1,373,333

Real Estate Management & Development (0.4%):
750,000	CapitaLand, Ltd., 2.10%, 11/15/16+(c)	586,398
1,500,000	CapitaLand, Ltd., Series CAPL, 2.95%, 6/20/22, Callable 6/20/17 @ 100+(c)	1,180,512
500,000	CapitaLand, Ltd., 1.95%, 10/17/23+(c)	399,875

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Bonds, continued
Real Estate Management & Development, continued
$250,000	CapitaLand, Ltd., 1.95%, 10/17/23, Callable 10/17/18 @ 100+(c)	$199,937
406,000	Forest City Enterprises, Inc., 4.25%, 8/15/18	445,839

		2,812,561

Semiconductors & Semiconductor Equipment (0.1%):
246,000	Intel Corp., 3.25%, 8/1/39	412,511

Software (0.1%):
420,000	Salesforce.com, Inc., 0.25%, 4/1/18^	468,300
368,000	Take-Two Interactive Software, Inc., 1.75%, 12/1/16^	488,980

		957,280

Wireless Telecommunication Services (0.2%):
500,000	Telecom Italia Finance SA, Registered Shares, 6.13%, 11/15/16+(c)	770,052
900,000	Telefonica SA, Series TEF, 4.90%, 9/25/17+	1,157,862

		1,927,914

Total Convertible Bonds (Cost $15,252,004)		16,742,812

Floating Rate Loans (1.2%):
Biotechnology (0.2%):
1,617,827	Grifols Worldwide Operations USA, 3.16%, 3/3/21(d)	1,586,490

Construction & Engineering (0.1%):
304,147	Autobahn Tank & Rast Holding GmbH, 3.50%, 12/10/18(d)	384,107
122,640	Autobahn Tank & Rast Holding GmbH, 3.50%, 12/10/19(d)	154,688

		538,795

Energy Equipment & Services (0.4%):
378,010	Drillships Financing Holdings, Inc., 6.00%, 3/31/21(d)	361,944
479,204	Drillships Ocean Ventures, Inc., 5.50%, 7/9/21(d)	463,630
405,533	Fieldwood Energy LLC, 9.38%, 9/20/20(d)	406,040
1,302,972	Seadrill, Ltd., 4.00%, 2/21/21(d)	1,237,822

		2,469,436

Hotels, Restaurants & Leisure (0.2%):
1,487,000	Hilton Worldwide Finance LLC, 3.50%, 9/23/20(d)	1,462,212
345,292	Hilton Worldwide Finance LLC, 3.50%, 10/25/20(d)	339,536

		1,801,748

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Floating Rate Loans, continued
Media (0.2%):
$292,000	AP One Channel Center Owner LP, Series 4814, 5.00%, 7/15/19(b)(d)	$292,000
472,000	Charter Communications Operating LLC, 0.00%, 8/12/21(d)	470,282
725,000	Univision Communications, Inc., 4.00%, 3/1/20(d)	710,957
389,246	Univision Communications, Inc., 4.00%, 3/1/20(d)	381,706

		1,854,945

Metals & Mining (0.0%):
105,324	Essar Steel Algoma, Inc., 12.25%, 11/15/14(d)	105,259

Oil, Gas & Consumable Fuels (0.1%):
105,129	Sheridan Production Partners, 4.25%, 12/2/20(d)	103,814
755,569	Sheridan Production Partners, 4.25%, 12/2/20(d)	746,125
39,218	Sheridan Production Partners, 4.25%, 12/2/20(d)	38,728

		888,667

Pharmaceuticals (0.0%):
189,625	Mallinckrodt International Finance SA, 3.50%, 2/24/21(d)	186,513

Total Floating Rate Loans (Cost $9,606,378)		9,431,853

Corporate Bonds (2.4%):
Automobiles (0.1%):
620,000	General Motors Financial Co., Inc., 3.50%, 7/10/19	624,648

Banks (0.4%):
385,000	Bank of America Corp., 2.60%, 1/15/19	384,250
430,000	CIT Group, Inc., 4.75%, 2/15/15(c)	434,300
410,000	HSBC USA, Inc., 1.63%, 1/16/18	408,524
290,000	JPMorgan Chase & Co., 6.13%, 6/27/17	323,266
1,565,000	JPMorgan Chase & Co., Series X, 6.10%, 10/29/49, Callable 10/1/24 @ 100(d)	1,547,394

		3,097,734

Beverages (0.0%):
258,000	Anheuser-Busch InBev NV Worldwide, Inc., 1.38%, 7/15/17	257,656

Capital Markets (0.6%):
1,058,000	Ford Motor Credit Co. LLC, 1.72%, 12/6/17	1,050,540

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets, continued
$408,000	Ford Motor Credit Co. LLC, 2.38%, 1/16/18	$411,761
395,000	Ford Motor Credit Co. LLC, 5.00%, 5/15/18	431,398
272,000	General Electric Capital Corp., Series A, 5.55%, 5/4/20, MTN	311,213
420,000	General Electric Capital Corp., 6.38%, 11/15/67, Callable 11/15/17 @ 100(d)	454,650
662,000	Goldman Sachs Group, Inc. (The), Series L, 5.70%, 12/29/49, Callable 5/10/19 @ 100^(d)	671,598
361,000	Merrill Lynch & Co., 6.88%, 4/25/18, MTN	416,379
268,000	Morgan Stanley, Series G, 7.30%, 5/13/19	319,659
489,000	Morgan Stanley, Series H, 5.45%, 12/29/49, Callable 7/15/19 @ 100(d)	485,333

		4,552,531

Communications Equipment (0.0%):
110,000	Hughes Satellite Systems Corp., 7.63%, 6/15/21	119,900

Construction Materials (0.0%):
135,000	Building Materials Corp., 6.88%, 8/15/18, Callable 11/10/14 @ 103.44(c)	139,725

Consumer Finance (0.2%):
578,000	Ally Financial, Inc., 2.75%, 1/30/17	566,440
431,000	Ally Financial, Inc., 3.50%, 1/27/19^	419,148
370,000	Synchrony Financial, 3.75%, 8/15/21, Callable 6/15/21 @ 100	373,342

		1,358,930

Diversified Financial Services (0.3%):
558,000	Bank of America Corp., 2.00%, 1/11/18, MTN	555,573
307,000	Bank of America Corp., 1.30%, 3/22/18, MTN(d)	312,701
298,000	Citigroup, Inc., Series A, 5.95%, 12/29/49, Callable 1/30/23 @ 100^(d)	297,907
600,000	General Electric Capital Corp., Series B, 6.25%, 12/15/49, Callable 12/15/22 @ 100(d)	646,500
222,000	Hyundai Capital America, Inc., 2.13%, 10/2/17(c)	224,688

		2,037,369

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
IT Services (0.0%):
$130,000	SunGard Data Systems, Inc., 7.38%, 11/15/18, Callable 11/10/14 @ 105.53	$133,900

Media (0.1%):
235,000	Cablevision Systems Corp., 5.88%, 9/15/22^	227,363
200,000	NBCUniversal Enterprise, Inc., 5.25%, 12/31/99, Callable 3/19/21 @ 100(c)	208,000

		435,363

Oil, Gas & Consumable Fuels (0.2%):
263,000	Chesapeake Energy Corp., 3.48%, 4/15/19, Callable 4/15/15 @ 101(d)	263,658
325,000	Reliance Holdings USA, Inc., 4.50%, 10/19/20(c)	340,010
250,000	Reliance Holdings USA, Inc., 5.40%, 2/14/22(c)	272,908
270,000	Sabine Pass Liquefaction LLC, 5.63%, 4/15/23^	272,700

		1,149,276

Pharmaceuticals (0.2%):
475,000	Forest Laboratories, Inc., 4.38%, 2/1/19(c)	499,966
331,000	Forest Laboratories, Inc., 5.00%, 12/15/21, Callable 9/16/21 @ 100(c)	353,801
513,000	Mylan, Inc., 2.55%, 3/28/19	510,157

		1,363,924

Real Estate Investment Trusts (REITs) (0.0%):
162,000	American Tower Corp., 3.40%, 2/15/19	165,511

Specialty Retail (0.1%):
393,000	Best Buy Co., Inc., 5.00%, 8/1/18	404,790

Technology Hardware, Storage & Peripherals (0.0%):
238,000	Xerox Corp., 6.35%, 5/15/18^	271,946

Thrifts & Mortgage Finance (0.0%):
365,000	Capital One Bank USA NA, Series BNKT, 2.15%, 11/21/18, Callable 10/21/18 @ 100	363,679

Transportation Infrastructure (0.1%):
516,343	Delta Topco, Ltd., 10.00%, 11/24/60(a)(b)	518,360

Wireless Telecommunication Services (0.1%):
985,000	AT&T, Inc., 2.38%, 11/27/18	994,215

Total Corporate Bonds (Cost $17,925,328)		17,989,457

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds (10.5%):
Banks (0.2%):
$610,000	Lloyds TSB Bank plc, Series E, 13.00%, 1/29/49, Callable 1/21/29 @ 100+(d)	$1,633,911

Sovereign Bonds (10.3%):
5,669,000	Australian Government, Series 122, 5.25%, 3/15/19+	5,446,722
10,292,000	Australian Government, Series 143, 2.75%, 10/21/19+	8,901,450
13,847,000	Brazil Nota do Tesouro Nacional, Series NTNF, 10.00%, 1/1/21+(e)	5,263,733
5,030,000	Brazil Nota do Tesouro Nacional, Series NTNF, 10.00%, 1/1/23+(e)	1,876,682
187,000	Brazil Nota do Tesouro Nacional, Series NTNB, 0.00%, 8/15/24+(e)	191,004
4,448,946	Bundesrepublik Deutschland, Series 2007, 4.25%, 7/4/17+	6,285,485
8,488,000	Government of Poland, 5.75%, 10/25/21+	3,051,361
8,844,000,000	Indonesia Government, Series FR69, 7.88%, 4/15/19+	715,217
150,000,000	Japan Treasury Discount Bill, Series 475, 0.00%, 11/25/14+(f)	1,367,851
80,000,000	Japan Treasury Discount Bill, Series 479, 0.00%, 12/15/14+(f)	729,501
150,000,000	Japan Treasury Discount Bill, Series 482, 0.00%, 1/8/15+(f)	1,367,741
80,000,000	Japan Treasury Discount Bill, Series 478, 0.00%, 3/10/15+(f)	729,485
48,973,000	Mexican Bonos Desarr, 8.00%, 12/7/23+(d)(g)	4,130,282
94,211,800	Mexican Bonos Desarr, Series M 20, 10.00%, 12/5/24+(d)(g)	9,058,438
293,560,000	Mexican Cetes, Series BI, 0.00%, 10/16/14+(g)	2,183,163
112,690,000	Mexican Cetes, Series BI, 0.00%, 11/13/14+(g)	836,205
400,404,000	Mexican Cetes, Series BI, 0.00%, 12/11/14+(g)	2,964,269
220,707,000	Mexican Cetes, Series BI, 0.00%, 1/22/15+(g)	1,628,859
74,245,400	Mexican Cetes, Series BI, 0.00%, 2/5/15+(g)	547,066
117,581,800	Mexican Cetes, Series BI, 0.00%, 2/19/15+(g)	865,307
198,377,600	Mexican Cetes, Series BI, 0.00%, 3/5/15+(g)	1,458,893
148,977,700	Mexican Cetes, Series BI, 0.00%, 3/19/15+(g)	1,093,959

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$4,184,000	Nota do Tesouro Nacional, Series NTNB, 0.00%, 5/15/23+(e)	$4,337,130
3,800,000	Nota do Tesouro Nacional, Series NTNF, 10.00%, 1/1/25+(e)	1,392,002
8,064,000	Poland Government Bond, Series 1020, 5.25%, 10/25/20+	2,800,007
6,064,618	United Kingdom Treasury, 2.25%, 9/7/23+	9,780,909

		79,002,721

Total Foreign Bonds (Cost $82,808,498)		80,636,632

Yankee Dollars (2.6%):
Banks (0.8%):
275,000	Banco Estado Chile, 2.03%, 4/2/15	277,110
450,000	Banco Santander Chile SA, 2.11%, 6/7/18(c)(d)	457,313
1,147,000	BNP Paribas SA, 2.40%, 12/12/18	1,150,267
253,000	Export-Import Bank of Korea, 2.88%, 9/17/18	258,334
1,275,000	HSBC Holdings plc, 6.38%, 12/29/49, Callable 9/17/24 @ 100^(d)	1,273,405
221,000	Intesa Sanpaolo SpA, 3.88%, 1/16/18	230,446
1,065,000	Intesa Sanpaolo SpA, 3.88%, 1/15/19	1,104,856
200,000	Lloyds Bank plc, 2.30%, 11/27/18	200,456
250,000	Rabobank Nederland, 3.95%, 11/9/22	251,064
553,000	State Bank of India, 3.62%, 4/17/19(c)	561,193
460,000	Sumitomo Mitsui Banking Corp., 2.45%, 1/10/19	464,882
366,000	UBS AG Stamford CT, 2.38%, 8/14/19	362,786

		6,592,112

Capital Markets (0.2%):
717,260	Dana Gas Sukuk, Ltd., 9.00%, 10/31/17, Callable 10/13/17 @ 103(c)	659,879
1,098,330	Dana Gas Sukuk, Ltd., 7.00%, 10/31/17(c)	1,010,464

		1,670,343

Diversified Financial Services (0.1%):
400,000	CSG Guernsey I, Ltd., Registered Shares, 7.88%, 2/24/41, Callable 8/24/16 @ 100(c)(d)	424,000
400,000	Odebrecht Finance, Ltd., 4.38%, 4/25/25(c)	376,000

		800,000

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Electric Utilities (0.0%):
$85,000	Empresa Distribuidora Y Comercializadora Norte SA, 9.75%, 10/25/22, Callable 10/25/18 @ 104.88(c)	$62,050

Government (0.0%):
178,000	Provincia de Buenos Aires, 10.88%, 1/26/21(c)	160,645

Industrial Conglomerates (0.2%):
400,000	Hutchison Whampoa International 11, Ltd., 3.50%, 1/13/17(c)	418,735

Media (0.0%):
200,000	Unitymedia Hessen, 5.50%, 1/15/23, Callable 1/15/18 @ 103(c)	202,000

Metals & Mining (0.0%):
193,000	FMG Resources August 2006, 6.00%, 4/1/17, Callable 4/1/15 @ 103^(c)	194,448

Oil Gas & Consumable Fuels (0.0%):
229,000	Petrobras International Finance Co., 5.38%, 1/27/21	231,478

Oil, Gas & Consumable Fuels (0.3%):
240,000	Bumi Investment Pte, Ltd., 10.75%, 10/6/17, Callable 10/6/14 @ 105.38(c) 102,000
1,102,000	Petrobras Global Finance BV, 2.37%, 1/15/19(d)	1,101,670
449,000	YPF SA, 8.88%, 12/19/18^(c)	462,470
283,000	YPF SA, 8.75%, 4/4/24(c)	288,660

		1,954,800

Paper & Forest Products (0.1%):
425,000	TFS Corp., Ltd., 11.00%, 7/15/18, Callable 7/15/15 @ 108(c)	465,375

Real Estate Investment Trusts (REITs) (0.1%):
516,000	Trust F/1401, 5.25%, 12/15/24(c)	536,640

Real Estate Management & Development (0.0%):
200,000	Sun Hung Kai Properties, Ltd., Series E, 4.50%, 2/14/22(c)	210,530

Road & Rail (0.0%):
370,503	Inversiones Alsacia SA, 8.00%, 8/18/18, Callable 2/18/15 @ 104(a)	259,352
173,000	Viterra, Inc., 5.95%, 8/1/20(c)	193,922

		453,274

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Sovereign Bonds (0.6%):
$758,000	Federal Republic of Brazil, 4.88%, 1/22/21	$805,754
1,583,590	Republic of Argentina, Series X, 7.00%, 4/17/17	1,413,353
949,310	Republic of Argentina, 8.75%, 5/7/24	856,278
1,028,000	Republic of Turkey, 6.75%, 4/3/18	1,138,510

		4,213,895

Tobacco (0.0%):
375,000	B.A.T. International Finance plc, 2.13%, 6/7/17(c)	381,097

Wireless Telecommunication Services (0.2%):
200,000	Colombia Telecomm SA Esp, 5.38%, 9/27/22, Callable 9/27/17 @ 102.69(c)	201,000
464,000	Intelsat Jackson Holdings SA, 7.50%, 4/1/21, Callable 4/1/15 @ 103.75	495,320
572,000	Telecom Italia SpA, 5.30%, 5/30/24(c)	560,560

		1,256,880

Total Yankee Dollars (Cost $20,018,332)		19,804,302

U.S. Treasury Obligations (18.3%):
U.S. Treasury Bills (13.8%)
23,300,000	0.03%, 10/9/14(f)	23,299,930
6,700,000	0.06%, 10/16/14(f)	6,699,973
2,250,000	0.03%, 10/23/14(f)	2,249,975
7,800,000	0.04%, 10/30/14(f)	7,799,891
10,000,000	0.03%, 11/13/14(f)	9,999,820
19,000,000	0.03%, 11/20/14(f)	18,999,601
9,000,000	0.03%, 11/28/14(f)	8,999,784
3,000,000	0.01%, 1/2/15(f)	2,999,844
4,223,000	0.05%, 1/15/15(f)	4,222,780
5,500,000	0.04%, 2/12/15(f)	5,499,593
2,500,000	0.05%, 2/19/15(f)	2,499,755
3,000,000	0.05%, 2/26/15(f)	2,999,754
8,000,000	0.03%, 3/5/15(f)	7,998,968
1,000,000	0.04%, 3/26/15(f)	999,866
117,000	0.01%, 4/30/15(f)	116,979

		105,386,513

U.S. Treasury Notes (4.5%)
1,940,000	0.25%, 1/15/15(h)	1,941,137
3,885,000	0.25%, 3/31/15	3,888,796
4,037,300	1.25%, 10/31/18	3,986,834
5,175,000	1.63%, 7/31/19	5,142,656
6,139,400	1.63%, 8/31/19	6,097,192
5,597,500	2.25%, 4/30/21	5,625,488
7,472,500	2.00%, 5/31/21	7,386,103

		34,068,206

Total U.S. Treasury Obligations (Cost $138,558,066)		139,454,719

Purchased Swaptions (0.1%):
Total Purchased Swaptions (Cost $1,220,592)		488,277

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Purchased Options (0.7%):
Total Purchased Options (Cost $8,683,930)		$8,904,330

Exchange Traded Funds (0.9%):
4,500	ETFS Platinum Trust (h)	568,305
5,330	ETFS Physical Palladium Shares (h)	400,709
101,295	iShares Gold Trust (h)	1,185,152
37,838	SPDR Gold Trust (h)	4,397,154

Total Exchange Traded Fund (Cost $7,882,789)		6,551,320

Securities Held as Collateral for Securities on Loan (3.1%):
$24,087,330	Allianz Variable Insurance Products Securities Lending Collateral Trust (i)	24,087,330

Total Securities Held as Collateral for Securities on Loan (Cost $24,087,330)		24,087,330

Unaffiliated Investment Company (0.0%):
97,800	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (f)(h)	97,800

Total Unaffiliated Investment Company (Cost $97,800)		97,800

Total Investment Securities (Cost $752,223,076)(j) - 103.4%		794,662,000
Net other assets (liabilities) - (3.4)%		(29,690,977)

Net Assets - 100.0%		$764,971,023

Percentages indicated are based on net assets as of September 30, 2014.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
JPY	-	Notional amount stated is in Japanese Yen.
MTN	-	Medium Term Note
SPDR	-	Standard & Poor’s Depository Receipts

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2014. The total value of securities on loan as of September 30, 2014, was $23,231,115.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2014, these securities represent 1.07% of the net assets of the fund.
(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2014. The total of all such securities represent 1.10% of the net assets of the fund.

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(d)	Variable rate security. The rate presented represents the rate in effect at September 30, 2014. The date presented represents the final maturity date.
(e)	Principal amount is stated in 1,000 Brazilian Real Units.
(f)	The rate represents the effective yield at September 30, 2014.
(g)	Principal amount is stated in 100 Mexican Peso Units.
(h)	All or a portion of these securities are held by the AZL Cayman Global Allocation Fund, Ltd. (the “Subsidiary”).
(i)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2014.
(j)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Amounts shown as “—” are either $0 or round to less than $1.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2014:

Country	Percentage
	—%
Argentina	0.5%
Australia	2.2%
Belgium	—	%NM
Bermuda	0.1%
Brazil	2.4%
Canada	2.0%
Cayman Islands	0.4%
Chile	0.1%
China	0.3%
Colombia	—	%NM
Cyprus	—%
Denmark	—	%NM
European Community	0.2%
France	3.4%
Germany	2.5%
Guernsey	0.1%
Hong Kong	1.2%
India	0.5%
Indonesia	0.2%
Ireland (Republic of)	0.4%
Israel	—	%NM
Italy	0.7%
Japan	10.4%
Jersey	0.2%
Kazakhstan	0.1%
Korea, Republic Of	0.3%
Luxembourg	0.2%
Malaysia	0.3%
Mexico	3.7%
Netherlands	2.4%
Norway	0.3%
Poland	0.7%
Portugal	—	%NM
Republic of Korea (South)	0.2%
Russian Federation	—	%NM
Singapore	1.1%
South Africa	0.1%
Spain	0.4%
Sweden	0.4%
Switzerland	2.1%
Taiwan	0.1%
Thailand	0.1%
Turkey	0.1%
United Arab Emirates	0.1%
United Kingdom	5.0%
United States	54.5%

	100.0%

NM	Not meaningful, amount is less than 0.05%.

Continued

AZL BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Securities Sold Short (0.0%):

Security Description	Proceeds Received	Fair Value	Unrealized Appreciation/ Deprecation
Campbell Soup Co.	$(152,034)	$(149,982)	$2,052
General Mills, Inc.	(152,931)	(144,892)	8,039
Kellogg Co.	(153,098)	(147,594)	5,504

	$(458,063)	$(442,468)	$15,595

Futures Contracts

Cash of $2,577,000 has been segregated to cover margin requirements for the following open contracts as of September 30, 2014:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
E-Mini MSCI Emerging Markets Index December Futures (U.S. Dollar)	Short	12/19/14	(116)	$(5,815,660)	$366,068
S&P 500 Index E-Mini December Futures (U.S. Dollar)	Short	12/19/14	(440)	(43,241,000)	411,269
Russell 2000 Mini Index December Futures (U.S. Dollar)	Short	12/19/14	(26)	(2,851,160)	104,296
FTSE 100 Index December Futures (British Pounds)	Long	12/19/14	2	214,084	(5,553)
Tokyo Price Index December Futures (Japanese Yen)	Long	12/11/14	4	483,998	10,410
ASX SPI 200 Index December Futures (Australian Dollar)	Long	12/18/14	1	115,615	(2,523)
German Stock Index December Futures (Euro)	Long	12/19/14	5	1,497,788	(34,261)
CAC 40 10 Euro December Futures (Euro)	Long	10/17/14	3	167,187	(639)
S&P/Toronto Stock Exchange 60 Index December Futures (Canadian Dollar)	Long	12/18/14	1	153,710	(6,057)
NIKKEI 225 Index December Futures (Japanese Yen)	Long	12/11/14	2	147,790	4,341

Total					$847,351

Option Contracts

Over-the-counter options purchased as of September 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
Abbvie, Inc.	Barclays Bank	Call	USD	55.00	06/19/15	36,800	$211,519
ACE, Ltd.	Goldman Sachs	Call	USD	95.00	01/16/15	31,614	338,298
Aetna, Inc.	Barclays Bank	Call	USD	80.00	06/19/15	30,000	200,420
Anadarko Petroleum Corp.	Deutsche Bank	Call	USD	115.00	05/15/15	33,764	164,233
Anadarko Petroleum Corp.	Morgan Stanley	Call	USD	115.00	05/15/15	6,606	32,133
Anadarko Petroleum Corp.	Barclays Bank	Call	USD	115.00	05/15/15	12,478	60,695
Anadarko Petroleum Corp.	Citigroup Global Markets	Call	USD	115.00	05/15/15	20,552	99,968
Apache Corp.	Citigroup Global Markets	Call	USD	110.00	01/16/15	10,800	5,825
Bank of America Corp.	Goldman Sachs	Call	USD	20.00	01/15/16	58,700	51,506
CBOE SPX Volatility Index	Credit Suisse First Boston	Call	USD	15.00	10/22/14	22,101	46,561
Citigroup, Inc.	Goldman Sachs	Call	USD	70.00	01/15/16	40,400	43,619
Coach, Inc.	Bank of America	Call	USD	60.00	02/20/15	13,282	117
Cobalt International Energy, Inc.	Deutsche Bank	Call	USD	15.00	01/15/16	45,488	87,642
Cobalt International Energy, Inc.	Goldman Sachs	Call	USD	15.00	01/15/16	31,841	61,348
Coca-Cola Co. (The)	Deutsche Bank	Call	USD	45.00	01/16/15	130,514	57,939
Delphi Automotive PLC	Morgan Stanley	Call	USD	72.50	01/16/15	1,900	522
Devon Energy Corp.	Barclays Bank	Call	USD	75.00	04/17/15	14,653	29,958

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Devon Energy Corp.	Citigroup Global Markets	Call	USD	75.00	04/17/15	14,652	$29,956
Electronic Arts, Inc.	Citigroup Global Markets	Call	USD	37.00	01/16/15	28,200	51,139
EOG Resources, Inc.	Credit Suisse First Boston	Call	USD	120.00	10/17/14	19,952	216
Equities Corp.	Deutsche Bank	Call	USD	100.00	03/20/15	11,550	34,770
Equities Corp.	Citigroup Global Markets	Call	USD	100.00	03/20/15	9,167	27,596
Euro Stoxx 50 Index	Goldman Sachs	Call	EUR	3500.00	03/16/18	424	122,985
Euro Stoxx 50 Index	Morgan Stanley	Call	EUR	3450.00	03/20/17	495	123,211
Euro Stoxx 50 Index	UBS Warburg	Call	EUR	3600.00	06/15/18	206	52,054
Euro Stoxx 50 Index	Citigroup Global Markets	Call	EUR	3500.00	06/16/17	462	102,492
Euro Stoxx 50 Index	Bank of America	Call	EUR	3600.00	09/15/17	477	101,594
Euro Stoxx 50 Index	Deutsche Bank	Call	EUR	3426.55	09/21/18	225	74,880
Euro Stoxx 50 Index	Barclays Bank	Call	EUR	3500.00	12/15/17	488	131,575
Euro Stoxx 50 Index	Goldman Sachs	Call	EUR	3293.01	12/16/16	1,161	340,131
Euro Stoxx 50 Index	JPMorgan Chase	Call	EUR	3325.00	12/18/15	515	99,927
Goldman Sachs Group, Inc.	Deutsche Bank	Call	USD	220.00	01/15/16	5,500	20,938
Google, Inc.	Deutsche Bank	Call	USD	600.00	01/16/15	1,437	25,544
Hewlett Packard Co.	Morgan Stanley	Call	USD	38.50	11/21/14	3,499	1,135
Humana, Inc.	Goldman Sachs	Call	USD	125.00	06/19/15	18,048	252,138
Johnson & Johnson	Deutsche Bank	Call	USD	105.00	02/20/15	75,400	328,755
JPMorgan Chase & Co.	Goldman Sachs	Call	USD	75.00	01/15/16	36,700	37,114
Marathon Petroleum Corp.	Deutsche Bank	Call	USD	90.00	04/17/15	18,314	80,987
Marathon Petroleum Corp.	Citigroup Global Markets	Call	USD	90.00	04/17/15	18,314	80,987
Marathon Petroleum Corp.	Morgan Stanley	Call	USD	90.00	04/17/15	7,326	32,397
Marathon Petroleum Corp.	Goldman Sachs	Call	USD	100.00	04/17/15	18,250	34,197
Merck & Co., Inc.	Deutsche Bank	Call	USD	55.00	01/16/15	63,118	318,825
MetLife, Inc.	Goldman Sachs	Call	USD	50.00	01/16/15	59,096	280,989
Mylan, Inc.	Bank of America	Call	USD	47.00	01/16/15	18,200	38,449
Mylan, Inc.	Deutsche Bank	Call	USD	47.00	01/16/15	18,200	38,449
Mylan, Inc.	Goldman Sachs	Call	USD	55.00	01/16/15	18,200	6,367
Nikkei 225 Index	Citigroup Global Markets	Call	JPY	16500.00	03/13/15	14,732	126,804
Nikkei 225 Index	Citigroup Global Markets	Call	JPY	16500.00	03/13/15	14,728	81,131
Oceaneering International, Inc.	Deutsche Bank	Call	USD	70.00	01/16/15	11,025	21,389
Oracle Corp.	Deutsche Bank	Call	USD	42.00	01/16/15	65,257	24,887
PFE U.S.	Citigroup Global Markets	Call	USD	32.50	01/16/15	68,164	12,792
Phillips 66	Deutsche Bank	Call	USD	85.00	05/15/15	7,350	31,605
Phillips 66	Citigroup Global Markets	Call	USD	85.00	05/15/15	18,374	82,683
Phillips 66	UBS Warburg	Call	USD	85.00	05/15/15	7,349	31,674
Prudential Financial, Inc.	Citigroup Global Markets	Call	USD	87.50	01/16/15	45,138	185,062
Siemens AG	Deutsche Bank	Call	USD	150.00	01/16/15	18,114	2,504
SPDR Gold Shares(a)	JPMorgan Chase	Call	USD	133.44	03/20/15	9,230	7,163

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

SPDR Gold Trust(a)	JPMorgan Chase	Call	USD	130.56	12/31/14	10,383	$3,894
Stoxx Europe 600 Index	Credit Suisse First Boston	Call	EUR	355.61	03/17/17	4,134	124,774
Stoxx Europe 600 Index	JPMorgan Chase	Call	EUR	372.06	09/15/17	3,057	78,439
Stoxx Europe 600 Index	JPMorgan Chase	Call	EUR	348.12	09/16/16	4,376	127,812
Stoxx Europe 600 Index	Credit Suisse First Boston	Call	EUR	347.97	12/16/16	3,668	115,354
Tesoro Corp.	Goldman Sachs	Call	USD	65.00	05/15/15	14,700	64,249
Topix Index	Morgan Stanley	Call	JPY	1350.00	03/13/15	212,691	90,661
Topix Index	Goldman Sachs	Call	JPY	1288.50	06/12/15	261,314	220,663
Topix Index	Morgan Stanley	Call	JPY	1346.16	06/12/15	139,308	81,551
Topix Index	Bank of America	Call	JPY	1344.04	09/11/15	146,667	106,870
Topix Index	BNP Paribas	Call	JPY	1357.29	09/11/15	117,540	79,787
Topix Index	Bank of America	Call	JPY	1314.84	12/11/15	247,207	232,491
Topix Index	Citigroup Global Markets	Call	JPY	1325.00	12/11/15	258,942	232,601
Topix JP Equity	UBS Warburg	Call	JPY	1240.60	12/12/14	173,716	153,383
Visa, Inc.	Deutsche Bank	Call	USD	220.00	01/16/15	9,600	48,960
Wells Fargo & Co.	Goldman Sachs	Call	USD	60.00	01/15/16	18,400	21,815
BM&F Bovespa SA	JPMorgan Chase	Put	USD	55853.04	02/18/15	32	127,306
Euro Stoxx 50 Index	Credit Suisse First Boston	Put	EUR	3194.78	10/17/14	873	36,297
IBOV BC	Morgan Stanley	Put	USD	55443.54	02/18/15	32	120,832
MSCI Emerging Markets Index	Bank of America	Put	USD	1042.00	12/19/14	1,708	87,307
Russell 2000 Index	Credit Suisse First Boston	Put	USD	1109.21	10/17/14	3,250	72,085
Russell 2000 Index	Bank of America	Put	USD	1100.00	11/21/14	3,223	106,921
Russell 2000 Index	JPMorgan Chase	Put	USD	1115.00	11/21/14	3,309	132,675
Russell 2000 Index	BNP Paribas	Put	USD	1135.00	11/21/14	3,488	178,425
S&P 500 Index	UBS Warburg	Put	USD	1950.00	10/17/14	1,322	21,251
S&P 500 Index	Morgan Stanley	Put	USD	1970.00	10/17/14	2,609	59,196
S&P 500 Index	Goldman Sachs	Put	USD	1975.00	10/17/14	1,908	47,358
S&P 500 Index	Morgan Stanley	Put	USD	1965.00	11/21/14	1,613	64,289
Transocean, Ltd.	Deutsche Bank	Put	USD	36.00	01/16/15	11,744	62,305
Transocean, Ltd.	Goldman Sachs	Put	USD	37.00	01/16/15	35,100	216,637
Transocean, Ltd.	Bank of America	Put	USD	38.00	01/16/15	21,131	149,478
Transocean, Ltd.	Citigroup Global Markets	Put	USD	35.00	02/20/15	29,981	151,833

Total							$8,387,293

Over-the-counter options written as of September 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
Abbvie, Inc.	Barclays Bank	Call	USD	65.00	06/19/15	36,800	$(61,610)
ACE, Ltd.	Goldman Sachs	Call	USD	110.00	01/16/15	31,614	(41,513)
Aetna, Inc.	Barclays Bank	Call	USD	90.00	06/19/15	30,000	(79,855)

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

BM&F Bovespa SA	JPMorgan Chase	Call	USD	66572.31	02/18/15	32	$ (15,376)
CBOE SPX Volatility Index	Credit Suisse First Boston	Call	USD	25.00	10/22/14	22,101	(5,589)
Cimarex Energy Co.	Citigroup Global Markets	Call	USD	130.00	03/20/15	3,655	(33,501)
Delphi Automotive PLC	Morgan Stanley	Call	USD	82.50	01/16/15	1,900	(120)
Diamondback Energy, Inc.	Credit Suisse First Boston	Call	USD	75.00	01/16/15	3,665	(21,168)
Euro Stoxx 50 Index	Credit Suisse First Boston	Call	EUR	3373.17	10/17/14	873	(3,221)
Humana, Inc.	Goldman Sachs	Call	USD	155.00	06/19/15	18,048	(57,477)
IBOV BC	Morgan Stanley	Call	USD	65937.40	02/18/15	32	(17,748)
Marathon Petroleum Corp.	Deutsche Bank	Call	USD	100.00	04/17/15	18,250	(34,197)
MetLife, Inc.	Goldman Sachs	Call	USD	60.00	01/16/15	59,096	(34,695)
MSCI Emerging Markets Index	Bank of America	Call	USD	1126.63	12/19/14	1,708	(1,684)
Mylan, Inc.	Bank of America	Call	USD	55.00	01/16/15	18,200	(6,367)
Nikkei 225 Index	Citigroup Global Markets	Call	JPY	18000.00	03/13/15	14,732	(26,559)
Nikkei 225 Index	Citigroup Global Markets	Call	JPY	18000.00	03/13/15	14,728	(26,552)
Prudential Financial, Inc.	Citigroup Global Markets	Call	USD	97.50	01/16/15	45,138	(33,293)
Russell 2000 Index	Credit Suisse First Boston	Call	USD	1194.10	10/17/14	3,250	(149)
Russell 2000 Index	Bank of America	Call	USD	1170.00	11/21/14	3,223	(17,529)
Russell 2000 Index	JPMorgan Chase	Call	USD	1180.00	11/21/14	3,309	(12,355)
Russell 2000 Index	BNP Paribas	Call	USD	1230.00	11/21/14	3,488	(1,521)
S&P 500 Index	UBS Warburg	Call	USD	2029.24	10/17/14	1,322	(3,984)
Topix Index	Goldman Sachs	Call	JPY	1490.61	06/12/15	261,314	(55,385)
Topix Index	Bank of America	Call	JPY	1635.04	09/11/15	146,667	(20,935)
Topix Index	BNP Paribas	Call	JPY	1660.07	09/11/15	117,540	(14,529)
Topix Index	Citigroup Global Markets	Call	JPY	1600.00	12/11/15	258,942	(64,296)
Topix Index	Bank of America	Call	JPY	1627.28	12/11/15	247,207	(53,962)
Topix JP Equity	UBS Warburg	Call	JPY	1410.88	12/12/14	173,716	(13,875)
Anadarko Petroleum Corp.	Citigroup Global Markets	Put	USD	110.00	01/16/15	14,662	(192,741)
Anadarko Petroleum Corp.	Deutsche Bank	Put	USD	110.00	01/16/15	16,500	(216,903)
Apache Corp.	Citigroup Global Markets	Put	USD	100.00	01/16/15	7,200	(62,664)
BM&F Bovespa SA	JPMorgan Chase	Put	USD	51903.83	02/18/15	32	(74,392)
Coach, Inc.	Bank of America	Put	USD	42.50	02/20/15	13,282	(101,480)
CONSOL Energy, Inc.	Goldman Sachs	Put	USD	38.00	04/17/15	18,350	(58,480)
CONSOL Energy, Inc.	Barclays Bank	Put	USD	38.00	04/17/15	18,350	(58,480)
CONSOL Energy, Inc.	UBS Warburg	Put	USD	39.00	04/17/15	29,252	(109,253)
Delphi Automotive PLC	Morgan Stanley	Put	USD	65.00	01/16/15	1,900	(9,630)
Diamondback Energy, Inc.	Citigroup Global Markets	Put	USD	72.50	01/16/15	3,670	(19,863)
EOG Resources, Inc.	Barclays Bank	Put	USD	100.00	04/17/15	7,310	(65,905)
Euro Stoxx 50 Index	Deutsche Bank	Put	EUR	2586.07	09/21/18	225	(92,993)
Euro Stoxx 50 Index	Credit Suisse First Boston	Put	EUR	2967.74	10/17/14	873	(4,523)

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Gulfport Energy Corp.	Deutsche Bank	Put	USD	60.00	01/16/15	20,900	$ (190,445)
Hess Corp.	Citigroup Global Markets	Put	USD	95.00	01/16/15	7,350	(35,243)
Hewlett Packard Co.	Morgan Stanley	Put	USD	35.50	11/21/14	3,499	(4,522)
IBOV BC	Morgan Stanley	Put	USD	50617.48	02/18/15	32	(61,436)
Marathon Petroleum Corp.	Citigroup Global Markets	Put	USD	90.00	01/16/15	7,315	(62,164)
Marathon Petroleum Corp.	Goldman Sachs	Put	USD	90.00	01/16/15	14,500	(123,222)
MSCI Emerging Markets Index	Bank of America	Put	USD	967.95	12/19/14	1,708	(32,838)
Nikkei 225 Index	Citigroup Global Markets	Put	JPY	14250.00	03/13/15	14,732	(22,967)
Nikkei 225 Index	Citigroup Global Markets	Put	JPY	14250.00	03/13/15	14,728	(22,961)
Oasis Petroleum, Inc.	Citigroup Global Markets	Put	USD	41.00	02/20/15	18,338	(60,353)
Oasis Petroleum, Inc.	Barclays Bank	Put	USD	44.00	02/20/15	7,340	(36,997)
Oasis Petroleum, Inc.	Deutsche Bank	Put	USD	44.00	02/20/15	7,340	(36,997)
Ocean RIG UDW, Inc.	Goldman Sachs	Put	USD	17.50	12/19/14	17,702	(38,158)
PFE U.S.	Citigroup Global Markets	Put	USD	28.00	01/16/15	68,164	(36,448)
Phillips 66	Citigroup Global Markets	Put	USD	85.00	01/16/15	11,300	(72,497)
Phillips 66	Barclays Bank	Put	USD	85.00	01/16/15	7,122	(45,692)
Phillips 66	UBS Warburg	Put	USD	85.00	01/16/15	3,528	(22,634)
Phillips 66	Goldman Sachs	Put	USD	90.00	01/16/15	3,521	(36,092)
Russell 2000 Index	Credit Suisse First Boston	Put	USD	1018.67	10/17/14	3,250	(7,303)
Russell 2000 Index	Bank of America	Put	USD	1020.00	11/21/14	3,223	(36,284)
Russell 2000 Index	JPMorgan Chase	Put	USD	1040.00	11/21/14	3,309	(49,173)
Russell 2000 Index	BNP Paribas	Put	USD	1070.00	11/21/14	3,488	(78,007)
S&P 500 Index	UBS Warburg	Put	USD	1850.00	10/17/14	1,322	(5,467)
S&P 500 Index	Morgan Stanley	Put	USD	1870.00	10/17/14	2,609	(14,072)
S&P 500 Index	Goldman Sachs	Put	USD	1875.00	10/17/14	1,908	(10,970)
S&P 500 Index	Morgan Stanley	Put	USD	1825.00	11/21/14	1,613	(19,612)
Talisman Energy, Inc.	Citigroup Global Markets	Put	USD	10.00	04/17/15	36,677	(42,370)
Topix Index	Morgan Stanley	Put	JPY	1195.00	03/13/15	212,691	(35,581)
Topix Index	Goldman Sachs	Put	JPY	1136.91	06/12/15	261,314	(49,064)
Topix Index	Morgan Stanley	Put	JPY	1187.78	06/12/15	139,308	(38,645)
Topix Index	BNP Paribas	Put	JPY	1161.53	09/11/15	117,540	(37,707)
Topix Index	Bank of America	Put	JPY	1174.41	09/11/15	146,667	(51,218)
Topix Index	Citigroup Global Markets	Put	JPY	1170.00	12/11/15	258,942	(113,872)
Topix Index	Bank of America	Put	JPY	1171.64	12/11/15	247,207	(109,765)
Topix JP Equity	UBS Warburg	Put	JPY	1094.65	12/12/14	173,716	(2,660)
Transocean, Ltd.	Goldman Sachs	Put	USD	32.00	01/16/15	14,699	(31,603)
Transocean, Ltd.	Goldman Sachs	Put	USD	38.00	01/16/15	21,131	(149,478)

Total							$(3,650,869)

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Exchange-traded options purchased as of September 30, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
Coca-Cola Co. (The)	Call	USD	45.00	01/16/15	167	$8,183
Merck & Co., Inc.	Call	USD	55.00	01/16/15	118	60,475
MetLife, Inc.	Call	USD	50.00	01/16/15	74	36,075
Oracle Corp.	Call	USD	42.00	01/16/15	95	3,753
Prudential Financial, Inc.	Call	USD	82.50	01/16/15	34	25,415
Prudential Financial, Inc.	Call	USD	87.50	01/16/15	19	8,170
SPDR Gold Shares(a)	Call	USD	135.00	06/19/15	146	20,002
SPDR Gold Shares(a)	Call	USD	130.00	12/19/14	346	10,380

Total						$172,453

Exchange-traded options written as of September 30, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
Lululemon Athletica, Inc.	Call	USD	42.50	12/19/14	43	$(11,890)
Tenet Healtchare Corp.	Call	USD	49.00	11/21/14	69	(78,660)
Ocean RIG UDW, Inc.	Put	USD	15.00	03/20/15	39	(6,045)

Total						$(96,595)

Purchased Currency Options

At September 30, 2014, the Fund’s open options contracts were as follows:

Description	Counterparty	Strike Price	Expiration Date	Contracts	Fair Value
Japanese Yen Call Currency Option (USD/JPY)	Morgan Stanley	106.72	09/15/15	36,566	$170,022
Japanese Yen Put Currency Option (USD/JPY)	JPMorgan Chase	106.50	09/14/15	36,565	174,562

Total					$344,584

Over-the-counter interest rate swaptions purchased as of September 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate		Expiration Date	Notional Amount	Market Value
1-Year Interest Rate, Pay 6-Month RTR LIBOR	Bank of America	Call	USD	1.45	03/13/15	3,675	$31,316
1-Year Interest Rate, Pay 6-Month USD LIBOR	Deutsche Bank	Call	USD	1.42	02/12/15	3,679	31,203
1-Year Interest Rate, Pay 6-Month USD LIBOR	Deutsche Bank	Call	USD	1.41	02/20/15	3,694	28,534

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

1-Year Interest Rate, Pay 6-Month USD LIBOR	Deutsche Bank	Call	USD	1.62	03/12/15	3,717	$54,478
1-Year Interest Rate, Pay 6-Month USD LIBOR	Deutsche Bank	Call	USD	1.50	04/14/15	3,684	32,720
5-Year Interest Rate, Pay 6- Month USD LIBOR	Goldman Sachs	Call	USD	1.93	01/15/15	1,110	36,748
5-Year Interest Rate, Pay 6- Month USD LIBOR	Deutsche Bank	Call	USD	2.00	02/17/15	1,530	72,686
5-Year Interest Rate, Pay 6- Month USD LIBOR	Goldman Sachs	Call	USD	1.75	11/17/14	5,974	33,403
5-Year Interest Rate, Pay 6- Month USD LIBOR	Deutsche Bank	Call	USD	1.89	12/15/14	5,220	124,294
10-Year Interest Rate, Pay 6-Month JPY LIBOR	Goldman Sachs	Put	JPY	1.35	01/25/16	30,000	12,546
10-Year Interest Rate, Pay 6-Month JPY LIBOR	Goldman Sachs	Put	JPY	1.35	01/25/16	13,882	5,806
10-Year Interest Rate, Pay 6-Month JPY LIBOR	Deutsche Bank	Put	JPY	1.25	08/01/16	1,937,700	16,869
5-Year Interest Rate, Pay 6-Month JPY LIBOR	Deutsche Bank	Put	JPY	1.07	04/04/18	1,006,980	7,674

Total							$488,277

Over-the-counter interest rate swaptions written as of September 30, 2014 were as follows:
Description	Counterparty	Put/ Call	Exercise Rate		Expiration Date	Notional Amount	Market Value
5-Year Interest Rate, Pay 6- Month USD LIBOR	Deutsche Bank	Call	USD	1.75	02/17/15	1,530	$(23,172)

Total							$(23,172)

Forward Currency Contracts

At September 30, 2014, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	Morgan Stanley	10/31/14	2,168,000	$1,914,539	$1,893,451	$21,088
Australian Dollar	Deutsche Bank	11/14/14	2,140,754	1,927,000	1,867,846	59,154
Australian Dollar	Deutsche Bank	11/21/14	2,127,401	1,925,000	1,855,295	69,705
Brazilian Real	Deutsche Bank	10/3/14	3,323,812	1,440,438	1,356,894	83,544
Brazilian Real	Credit Suisse First Boston	10/10/14	1,880,853	767,000	766,310	690
Brazilian Real	Deutsche Bank	10/10/14	1,737,504	763,000	707,906	55,094
Brazilian Real	BNP Paribas	10/17/14	1,886,529	767,000	767,100	(100)
Brazilian Real	BNP Paribas	10/17/14	1,271,303	517,000	516,937	63
Brazilian Real	BNP Paribas	10/17/14	1,885,056	767,000	766,501	499
Brazilian Real	UBS Warburg	10/17/14	1,805,682	771,000	734,226	36,774
Brazilian Real	Morgan Stanley	10/30/14	4,683,262	1,926,000	1,897,286	28,714
Brazilian Real	Credit Suisse First Boston	11/6/14	1,871,238	774,000	756,642	17,358
Brazilian Real	Deutsche Bank	11/6/14	935,472	387,000	378,261	8,739
Brazilian Real	JPMorgan Chase	11/6/14	938,839	387,000	379,623	7,377
Brazilian Real	BNP Paribas	11/7/14	938,885	387,000	379,538	7,462
Brazilian Real	UBS Warburg	11/20/14	1,797,257	770,000	723,969	46,031
Brazilian Real	Credit Suisse First Boston	11/21/14	1,906,279	767,000	767,676	(676)
Brazilian Real	Credit Suisse First Boston	11/21/14	367,632	148,000	148,049	(49)
Brazilian Real	Credit Suisse First Boston	12/19/14	3,512,412	1,400,092	1,404,048	(3,956)
Chilean Peso	Morgan Stanley	8/24/15	458,662,190	763,000	746,890	16,110
Chilean Peso	UBS Warburg	8/26/15	460,660,910	766,000	750,031	15,969
Chilean Peso	JPMorgan Chase	9/15/15	468,006,000	770,000	760,834	9,166
Chinese Renminbi	Deutsche Bank	1/30/15	8,202,461	1,338,000	1,323,595	14,405
Chinese Renminbi	Deutsche Bank	1/30/15	2,043,746	334,000	329,790	4,210
Chinese Renminbi	JPMorgan Chase	1/30/15	4,087,158	668,000	659,527	8,473
European Euro	Credit Suisse First Boston	10/2/14	752,400	1,005,410	950,204	55,206

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
European Euro	Deutsche Bank	10/2/14	779,800	$1,041,821	$984,807	$57,014
European Euro	UBS Warburg	10/2/14	1,243,200	1,661,984	1,570,034	91,950
European Euro	Credit Suisse First Boston	10/3/14	1,317,000	1,762,488	1,663,269	99,219
European Euro	JPMorgan Chase	10/3/14	1,337,300	1,789,785	1,688,907	100,878
European Euro	Credit Suisse First Boston	10/9/14	1,339,600	1,784,361	1,691,880	92,481
European Euro	Deutsche Bank	10/9/14	1,360,300	1,812,192	1,718,023	94,169
European Euro	Goldman Sachs	10/10/14	1,321,600	1,755,904	1,669,158	86,746
European Euro	UBS Warburg	10/10/14	1,284,600	1,706,732	1,622,427	84,305
European Euro	Brown Brothers Harriman	10/20/14	302,600	384,092	382,204	1,888
European Euro	BNP Paribas	10/23/14	1,285,000	1,697,087	1,623,075	74,012
European Euro	Deutsche Bank	10/23/14	1,339,800	1,768,791	1,692,292	76,499
European Euro	Deutsche Bank	10/24/14	2,304,300	3,040,996	2,910,565	130,431
European Euro	BNP Paribas	10/30/14	1,498,000	1,926,248	1,892,203	34,045
European Euro	UBS Warburg	10/30/14	1,495,000	1,925,433	1,888,413	37,020
European Euro	JPMorgan Chase	11/7/14	1,347,000	1,721,911	1,701,564	20,347
European Euro	Deutsche Bank	11/13/14	528,100	681,698	667,138	14,560
European Euro	Goldman Sachs	11/14/14	1,150,900	1,487,469	1,453,918	33,551
European Euro	Deutsche Bank	12/11/14	1,876,200	2,412,427	2,370,664	41,763
European Euro	Morgan Stanley	12/11/14	1,337,600	1,720,287	1,690,118	30,169
European Euro	Credit Suisse First Boston	12/18/14	813,400	1,027,869	1,027,825	44
European Euro	Deutsche Bank	12/18/14	840,800	1,062,073	1,062,448	(375)
European Euro	UBS Warburg	12/18/14	1,334,300	1,686,529	1,686,043	486
Japanese Yen	HSBC Bank	10/2/14	155,079,960	1,516,999	1,414,189	102,810
Japanese Yen	Morgan Stanley	10/3/14	188,602,140	1,841,485	1,719,921	121,564
Japanese Yen	Credit Suisse First Boston	10/9/14	149,504,150	1,454,108	1,363,437	90,671
Japanese Yen	JPMorgan Chase	10/10/14	314,738,755	3,046,960	2,870,354	176,606
Japanese Yen	BNP Paribas	10/23/14	179,442,194	1,727,066	1,636,640	90,426
Japanese Yen	UBS Warburg	10/23/14	187,593,312	1,805,170	1,710,984	94,186
Japanese Yen	BNP Paribas	10/24/14	117,039,317	1,113,974	1,067,490	46,484
Japanese Yen	JPMorgan Chase	10/24/14	205,876,825	1,925,000	1,877,757	47,243
Japanese Yen	Credit Suisse First Boston	10/31/14	274,985,900	2,623,911	2,508,218	115,693
Japanese Yen	JPMorgan Chase	10/31/14	194,126,351	1,851,865	1,770,677	81,188
Japanese Yen	UBS Warburg	11/7/14	157,227,800	1,444,445	1,434,180	10,265
Japanese Yen	Deutsche Bank	11/13/14	154,375,325	1,454,286	1,408,215	46,071
Japanese Yen	Goldman Sachs	11/13/14	153,515,670	1,446,596	1,400,373	46,223
Japanese Yen	Deutsche Bank	11/14/14	159,548,882	1,480,516	1,455,418	25,098
Japanese Yen	JPMorgan Chase	11/14/14	153,837,060	1,442,996	1,403,314	39,682
Japanese Yen	Credit Suisse First Boston	11/20/14	82,763,425	773,186	755,004	18,182
Japanese Yen	UBS Warburg	11/20/14	123,336,675	1,155,000	1,125,131	29,869
Japanese Yen	BNP Paribas	11/21/14	152,487,627	1,424,490	1,391,067	33,423
Japanese Yen	JPMorgan Chase	11/21/14	241,106,288	2,253,330	2,199,491	53,839
Japanese Yen	BNP Paribas	11/25/14	150,000,000	1,399,293	1,368,409	30,884
Japanese Yen	BNP Paribas	12/4/14	194,175,131	1,806,280	1,771,640	34,640
Japanese Yen	Morgan Stanley	12/4/14	231,276,200	2,151,246	2,110,147	41,099
Japanese Yen	Credit Suisse First Boston	12/5/14	83,827,000	771,341	764,847	6,494
Japanese Yen	Credit Suisse First Boston	12/11/14	140,851,348	1,294,935	1,285,307	9,628
Japanese Yen	HSBC Bank	12/11/14	185,678,778	1,706,450	1,694,369	12,081
Japanese Yen	Morgan Stanley	12/15/14	80,000,000	749,039	730,083	18,956
Japanese Yen	HSBC Bank	12/18/14	163,526,060	1,492,108	1,492,440	(332)
Japanese Yen	Credit Suisse First Boston	1/8/15	150,000,000	1,373,626	1,369,441	4,185
Japanese Yen	HSBC Bank	3/10/15	80,000,000	750,089	730,795	19,294
Mexican Peso	Credit Suisse First Boston	10/16/14	29,356,000	2,226,047	2,183,644	42,403
Mexican Peso	BNP Paribas	11/13/14	25,663,767	1,927,000	1,905,491	21,509
Mexican Peso	Deutsche Bank	11/13/14	11,269,000	861,907	836,704	25,203
Mexican Peso	UBS Warburg	11/21/14	25,565,579	1,925,000	1,897,224	27,776
Mexican Peso	BNP Paribas	12/11/14	27,540,400	2,093,436	2,041,211	52,225
Mexican Peso	Morgan Stanley	12/11/14	12,500,000	950,715	926,462	24,253
Mexican Peso	BNP Paribas	1/22/15	22,070,700	1,661,387	1,631,172	30,215
Mexican Peso	Credit Suisse First Boston	2/5/15	7,424,540	555,127	548,169	6,958
Mexican Peso	Deutsche Bank	2/19/15	11,758,180	879,675	867,253	12,422
Mexican Peso	HSBC Bank	3/5/15	19,837,760	1,485,808	1,461,701	24,107
Mexican Peso	HSBC Bank	3/19/15	14,897,770	1,107,624	1,096,597	11,027
Polish Zloty	JPMorgan Chase	10/24/14	2,485,049	772,000	749,897	22,103

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Swiss Franc	HSBC Bank	10/3/14	1,605,414	$1,755,885	$1,681,992	$73,893

				$123,485,057	$119,902,259	$3,582,798

Long Contracts:
Brazilian Real	Deutsche Bank	10/10/14	1,737,504	$705,041	$707,906	$2,865
Brazilian Real	UBS Warburg	10/17/14	1,805,682	768,637	734,226	(34,411)
British Pound	Brown Brothers Harriman	10/20/14	131,400	214,788	212,948	(1,840)
British Pound	Brown Brothers Harriman	10/20/14	284,300	464,720	460,738	(3,982)
British Pound	HSBC Bank	10/30/14	444,000	722,579	719,483	(3,096)
British Pound	Morgan Stanley	11/20/14	666,000	1,083,822	1,079,028	(4,794)
Chinese Renminbi	Deutsche Bank	1/30/15	6,183,207	998,580	997,757	(823)
Chinese Renminbi	Deutsche Bank	1/30/15	4,063,000	651,539	655,629	4,090
Chinese Renminbi	JPMorgan Chase	1/30/15	4,087,158	653,579	659,527	5,948
European Euro	Brown Brothers Harriman	10/20/14	992,500	1,286,171	1,253,594	(32,577)
Indian Rupee	Credit Suisse First Boston	6/26/15	47,611,585	746,000	728,297	(17,703)
Indian Rupee	Deutsche Bank	6/26/15	42,139,033	661,627	644,586	(17,041)
Indian Rupee	Credit Suisse First Boston	8/5/15	48,714,560	752,000	739,139	(12,861)
Mexican Peso	BNP Paribas	11/13/14	10,375,032	782,310	770,329	(11,981)
Mexican Peso	BNP Paribas	11/13/14	15,288,735	1,155,000	1,135,163	(19,837)
Mexican Peso	UBS Warburg	11/21/14	10,171,854	770,000	754,854	(15,146)
Swiss Franc	HSBC Bank	10/3/14	1,605,414	1,770,837	1,681,992	(88,845)

				$14,187,230	$13,935,196	$(252,034)

At September 30, 2014, the Fund’s open forward cross currency contracts were as follows:

Purchase/Sale	Counterparty	Amount Purchased	Amount Sold	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
British Pound/European Euro	Deutsche Bank	1,092,021 GBP	1,361,300 EUR	$1,813,823	$1,864,451	$50,628
British Pound/European Euro	Morgan Stanley	478,522 GBP	602,400 EUR	778,336	792,407	14,071

				$2,592,159	$2,656,858	$64,699

Over-the-Counter Credit Default Swap Agreements—Buy Protection(b)

At September 30, 2014, the Fund’s open over-the-counter credit default swap agreements were as follows:

Underlying Instrument	Counterparty	Expiration Date	Implied Credit Spread at September 30, 2014 (%)(c)	Notional Amount ($)(d)	Fixed Rate (%)	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
Transocean, Inc.	JPMorgan Chase	6/20/19	2.66	222,736	1.00	15,771	5,039	10,732
Transocean, Inc.	JPMorgan Chase	6/20/19	2.66	63,000	1.00	4,461	1,430	3,031
Transocean, Inc.	Barclays Bank	6/20/19	2.66	159,000	1.00	11,258	3,643	7,615
Transocean, Inc.	Barclays Bank	6/20/19	2.66	254,000	1.00	17,985	6,303	11,682
Transocean, Inc.	Barclays Bank	6/20/19	2.66	105,719	1.00	7,486	2,487	4,999
Transocean, Inc.	Barclays Bank	6/20/19	2.66	352,400	1.00	24,953	8,290	16,663
Transocean, Inc.	Citibank	6/20/19	2.66	246,673	1.00	17,466	5,174	12,292
Transocean, Inc.	Barclays Bank	6/20/19	2.85	125,000	1.00	8,851	4,088	4,763

						108,231	36,454	71,777

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Centrally Cleared Credit Default Swap Agreements—Buy Protection(b)

At September 30, 2014, the Fund’s open centrally cleared credit default swap agreements were as follows:

Underlying Instrument	Clearing Agent	Expiration Date	Implied Credit Spread at September 30, 2014 (%)(c)	Notional Amount ($)(d)		Fixed Rate (%)	Value ($)	Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
CDX North America High Yield Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 22*	JPMorgan Chase	6/20/19	3.57	1,421,917	**	5.00	(85,150)	(105,140)	(190,289)

							(85,150)	(105,140)	(190,289)

Centrally Cleared Credit Default Swap Agreements—Sell Protection(b)

At September 30, 2014, the Fund’s open centrally cleared credit default swap agreements were as follows:

Underlying Instrument	Clearing Agent	Expiration Date	Implied Credit Spread at September 30, 2014 (%)(c)	Notional Amount ($)(d)	Fixed Rate (%)	Value ($)	Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
CDX North America Investment Grade Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 22	JPMorgan Chase	6/20/19	0.65	(1,131,000)	1.00	18,169	16,978	1,191

						18,169	16,978	1,191

Over-the-Counter Interest Rate Swap Agreements

At September 30, 2014, the Fund’s open over-the-counter interest rate swap agreements were as follows:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Expiration Date	Counterparty	Notional Amount (Local)		Premiums Paid/ (Received) ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Pay	3-Month U.S. Dollar LIBOR BBA	2.04	1/29/20	JPMorgan Chase	280,000	USD	4	(1,437)	(1,441)
Pay	3-Month U.S. Dollar LIBOR BBA	2.76	9/8/24	Deutsche Bank	2,385,000	PLN	—	(5,290)	(5,290)

								(6,727)	(6,731)

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Centrally Cleared Interest Rate Swap Agreements

At September 30, 2014, the Fund’s open centrally cleared interest rate swap agreements were as follows:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Expiration Date	Clearing Agent	Notional Amount (Local)		Premiums Paid/ (Received) ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Pay	3-Month U.S. Dollar LIBOR BBA	1.10	1/29/17	JPMorgan Chase	36,593,000	USD	473	13,654	13,181
Pay	3-Month U.S. Dollar LIBOR BBA	1.05	1/29/17	JPMorgan Chase	700,000	USD	9	928	919
Pay	3-Month U.S. Dollar LIBOR BBA	1.18	2/1/17	JPMorgan Chase	36,640,000	USD	475	(39,006)	(39,481)
Pay	3-Month U.S. Dollar LIBOR BBA	2.11	1/29/20	JPMorgan Chase	14,637,000	USD	218	(20,663)	(20,881)
Pay	3-Month U.S. Dollar LIBOR BBA	2.19	2/1/20	JPMorgan Chase	14,660,000	USD	219	27,520	27,301
Pay	3-Month U.S. Dollar LIBOR BBA	11.52	1/4/21	Citibank NA	295,986	BRL	—	(1,659)	(1,659)

								(19,226)	(20,620)

Total Return Swaps at September 30, 2014

Counterparty	Receive/Pay Total Return	Expiration Date	Notional Amount (Local)		Unrealized Appreciation/ (Depreciation) ($)
BNP Paribas SA	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/16	26,350,000	JPY	25,351
BNP Paribas SA	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/16	26,800,000	JPY	21,247
BNP Paribas SA	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/17	27,850,000	JPY	30,275
BNP Paribas SA	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/17	25,515,000	JPY	23,144
Citibank NA	PT Siloam International Hospitals Tbk	3/15/15	206,614	USD	69,214

					169,231

Amounts shown as “—” are either $0 or round to less than $1.

*	As of September 30, 2014, the CDX North American High Yield Index included securities which had defaulted and represented 1% of the index.
**	Reflects the notional amount after the default of securities.
(a)	All or portion of these securities are held by AZL Cayman Global Allocation Fund Ltd. (the “Subsidiary”)
(b)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount of equal to the par value of the defaulted reference entity less its recovery value.
(c)	Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront or daily payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(d)	The notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

See accompanying notes to the schedules of portfolio investments.

AZL Dreyfus Research Growth Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (96.9%):
Aerospace & Defense (4.4%):
70,020	Honeywell International, Inc.	$6,520,263
21,150	Precision Castparts Corp.	5,010,012
34,160	Raytheon Co.	3,471,339

		15,001,614

Air Freight & Logistics (1.1%):
22,410	FedEx Corp.	3,618,095

Auto Components (0.7%):
38,760	Delphi Automotive plc	2,377,538

Beverages (4.1%):
100,290	Coca-Cola Enterprises, Inc.	4,448,864
102,330	PepsiCo, Inc.	9,525,899

		13,974,763

Biotechnology (9.1%):
24,650	Alexion Pharmaceuticals, Inc. *	4,087,463
14,850	Biogen Idec, Inc. *	4,912,529
57,000	Celgene Corp. *	5,402,459
84,690	Gilead Sciences, Inc. *	9,015,250
8,030	Regeneron Pharmaceuticals, Inc. *	2,894,976
40,110	Vertex Pharmaceuticals, Inc. *	4,504,754

		30,817,431

Capital Markets (2.4%):
33,240	Ameriprise Financial, Inc.	4,101,151
11,900	BlackRock, Inc., Class A	3,907,008

		8,008,159

Chemicals (2.8%):
74,230	Dow Chemical Co. (The)	3,892,621
45,450	Praxair, Inc.	5,863,050

		9,755,671

Commercial Services & Supplies (1.2%):
92,990	Tyco International, Ltd.	4,144,564

Communications Equipment (1.1%):
172,780	Juniper Networks, Inc.	3,827,077

Construction & Engineering (0.9%):
46,660	Fluor Corp.	3,116,421

Construction Materials (1.0%):
25,330	Martin Marietta Materials, Inc.	3,266,050

Consumer Finance (2.2%):
53,400	American Express Co.	4,674,636
44,300	Discover Financial Services	2,852,477

		7,527,113

Diversified Financial Services (1.0%):
17,640	IntercontinentalExchange Group, Inc.	3,440,682

Energy Equipment & Services (4.0%):
85,030	Halliburton Co.	5,485,285
80,280	Schlumberger, Ltd.	8,163,674

		13,648,959

Food & Staples Retailing (2.7%):
42,930	Costco Wholesale Corp.	5,379,988
48,770	CVS Caremark Corp.	3,881,604

		9,261,592

Food Products (1.1%):
111,470	Mondelez International, Inc., Class A	3,819,520

Health Care Providers & Services (2.5%):
26,430	McKesson, Inc.	5,145,128
40,560	UnitedHealth Group, Inc.	3,498,300

		8,643,428

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure (0.8%):
43,120	Las Vegas Sands Corp.	$2,682,495

Household Products (1.6%):
81,380	Colgate-Palmolive Co.	5,307,604

Industrial Conglomerates (1.1%):
51,140	Danaher Corp.	3,885,617

Internet & Catalog Retail (2.5%):
7,400	Netflix, Inc. *	3,338,732
4,597	Priceline.com, Inc. *	5,325,992

		8,664,724

Internet Software & Services (8.0%):
27,700	Akamai Technologies, Inc. *	1,656,460
101,220	Facebook, Inc., Class A *	8,000,430
12,120	Google, Inc., Class C *	6,997,603
12,120	Google, Inc., Class A *	7,131,529
15,950	LinkedIn Corp., Class A *	3,314,251

		27,100,273

IT Services (4.1%):
37,080	Accenture plc, Class A	3,015,346
67,890	Cognizant Technology Solutions Corp., Class A *	3,039,435
36,290	Visa, Inc., Class A	7,743,197

		13,797,978

Life Sciences Tools & Services (1.1%):
23,740	Illumina, Inc. *	3,891,461

Machinery (1.2%):
30,580	Cummins, Inc.	4,035,948

Media (4.7%):
23,370	AMC Networks, Inc., Class A *	1,365,275
141,170	Comcast Corp., Class A	7,592,124
169,120	Interpublic Group of Cos., Inc. (The)	3,098,278
48,900	Viacom, Inc., Class B	3,762,366

		15,818,043

Multiline Retail (0.8%):
43,820	Dollar General Corp. *	2,677,840

Oil, Gas & Consumable Fuels (1.6%):
54,800	EOG Resources, Inc.	5,426,296

Personal Products (0.7%):
33,010	Estee Lauder Co., Inc. (The), Class A	2,466,507

Pharmaceuticals (3.3%):
22,360	Actavis, Inc. plc *	5,395,021
56,320	Bristol-Myers Squibb Co.	2,882,458
19,070	Perrigo Co. plc	2,864,123

		11,141,602

Software (7.3%):
50,330	Adobe Systems, Inc. *	3,482,333
61,540	Intuit, Inc.	5,393,981
241,370	Microsoft Corp.	11,189,912
84,250	Salesforce.com, Inc. *	4,846,903

		24,913,129

Specialty Retail (3.1%):
78,380	Home Depot, Inc. (The)	7,190,581
27,350	Ulta Salon, Cosmetics & Fragrance, Inc. *	3,231,950

		10,422,531

Technology Hardware, Storage & Peripherals (8.8%):
209,400	Apple, Inc.	21,097,051
149,920	EMC Corp.	4,386,659

Continued

AZL Dreyfus Research Growth Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
45,120	SanDisk Corp.	$4,419,504

		29,903,214

Textiles, Apparel & Luxury Goods (3.9%):
31,420	Michael Kors Holdings, Ltd. *	2,243,074
56,010	Nike, Inc., Class B	4,996,092
34,720	PVH Corp.	4,206,328
27,950	Under Armour, Inc., Class A *	1,931,345

		13,376,839

Total Common Stocks (Cost $242,568,494)		329,760,778

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Exchange Traded Fund (1.0%):
37,640	iShares Russell 1000 Growth ETF, 1.48%	3,448,953

Total Exchange Traded Fund (Cost $3,490,730)		3,448,953

Affiliated Investment Company (1.4%):
4,926,886	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	4,926,886

Total Unaffiliated Investment Company (Cost $4,926,886)		4,926,886

Total Investment Securities (Cost $250,986,110)(b) - 99.3%		338,136,617
Net other assets (liabilities) - 0.7%		2,228,223

Net Assets - 100.0%		$340,364,840

Percentages indicated are based on net assets as of September 30, 2014.

*	Non-income producing security.
(a)	The rate represents the effective yield at September 30, 2014.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Principal Amount		Fair Value
Asset Backed Securities (8.7%):
$3,000,000	American Homes 4 Rent, Class A, Series 2014-SFR2, 3.79%, 10/17/36(a)	$3,000,309
2,360,000	AmeriCredit Automobile Receivables Trust, Class A3, Series 2013-5, 0.90%, 9/8/18	2,360,696
311,518	Auto ABS Compartiment, Class A, Series 2012-2, 2.80%, 4/27/25(a)	397,163
2,160,000	Cabela’s Master Credit Card Trust, Class A2, Series 2013-2A, 0.80%, 8/16/21(a)(b)	2,177,617
1,122,080	Capital Auto Receivables Asset Trust, Class A2, Series 2013-1, 0.62%, 7/20/16	1,122,453
2,560,000	Chrysler Capital Auto Receivables Trust, Class A3, Series 2013-BA, 0.85%, 5/15/18(a)	2,561,636
1,270,000	Chrysler Capital Auto Receivables Trust, Class B, Series 2013-BA, 1.78%, 6/17/19(a)	1,267,935
2,210,000	Citibank Credit Card Issuance Trust, Class A1, Series 2014-A1, 2.88%, 1/23/23	2,243,824
2,090,000	CNH Equipment Trust, Class A3, Series 2013-A, 0.69%, 6/15/18	2,091,912
1,920,000	Credit Acceptance Auto Loan Trust, Class A, Series 2013-1A, 1.21%, 10/15/20(a)	1,922,782
2,840,000	Credit Acceptance Auto Loan Trust, Class A, Series 2014-1A, 1.55%, 10/15/21(a)	2,851,156
3,190,000	Credit Acceptance Auto Loan Trust, Class A, Series 2014-2A, 1.88%, 3/15/22(a)	3,189,523
702,305	First Investors Auto Owner Trust, Class A2, Series 2013-1A, 0.90%, 10/15/18(a)	703,554
1,649,670	Ford Credit Auto Owner Trust, Class A3, Series 2013-A, 0.55%, 7/15/17	1,650,874
2,025,000	Ford Credit Floorplan Master Owner Trust, Class A, Series 2012-2, 1.92%, 1/15/19	2,057,054
1,595,000	Golden Credit Card Trust, Class A, Series 2013-1A, 0.41%, 2/15/18(a)(b)	1,594,332
3,290,000	Golden Credit Card Trust, Class A, Series 2014-1A, 0.47%, 3/15/19(a)(b)	3,290,704
2,190,000	GoldenTree Loan Opportunities VII, Ltd., Class A, Series 2013-7A, 1.38%, 4/25/25(a)(b)	2,162,551
2,265,000	HLSS Servicer Advance Receivables Trust, Class A2, Series 2013-T2, 1.15%, 5/16/44(a)(b)	2,266,133

Principal Amount		Fair Value
Asset Backed Securities
$2,340,000	Invitation Homes Trust, Class A, Series 2014-SFR2, 1.25%, 9/17/31(a)(b)	$2,334,421
1,830,000	Nissan Master Owner Trust Receivables, Class A, Series 2013-A, 0.46%, 2/15/18(b)	1,830,000
2,205,000	Nomad CLO, Ltd., Class A1, Series 2013-1A, 1.43%, 1/15/25(a)(b)	2,184,127
2,975,000	OneMain Financial Issuance Trust, Class A, Series 2014-2A, 2.47%, 9/18/24(a)	2,975,931
1,595,000	PFS Financing Corp., Class A, Series 2012-BA, 0.85%, 10/17/16(a)(b)	1,594,145
1,735,000	PFS Financing Corp., Class A, Series 2013-AA, 0.70%, 2/15/18(a)(b)	1,734,129
844,915	Prestige Auto Receivables Trust, Class A2, Series 2013-1A, 1.09%, 2/15/18(a)	846,413
2,300,000	Prestige Auto Receivables Trust, Class C, Series 2014-1A, 2.39%, 5/15/20(a)	2,281,568
2,000,000	Santander Drive Auto Receivables Trust, Class B, Series 2013-5, 1.55%, 10/15/18	2,002,190
217,803	Santander Drive Auto Receivables Trust, Class C, Series 2011-3, 3.09%, 5/15/17	219,824
1,330,000	Santander Drive Auto Receivables Trust, Class B, Series 2012-5, 1.56%, 8/15/18	1,336,996
940,941	Santander Drive Auto Receivables Trust, Class B, Series 2012-3, 1.94%, 12/15/16	944,379
1,200,000	Santander Drive Auto Receivables Trust, Class C, Series 2012-6, 1.94%, 4/16/18	1,209,157
1,785,000	Santander Drive Auto Receivables Trust, Class B, Series 2013-2, 1.33%, 3/15/18	1,792,704
1,900,000	Santander Drive Auto Receivables Trust, Class C, Series 2013-4, 3.25%, 1/15/20	1,965,731
2,500,000	Santander Drive Auto Receivables Trust, Class A3, Series 2013-A, 1.02%, 1/16/18(a)	2,505,383
2,075,000	Santander Drive Auto Receivables Trust, Class B, Series 2013-A, 1.89%, 10/15/19(a)	2,100,271
1,859,767	Santander Drive Auto Receivables Trust, Class R, Series 2014-S6, 1.43%, 12/16/19(a)	1,869,326

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Principal Amount		Fair Value
Asset Backed Securities
$3,342,022	Silver Bay Realty 2014-1 Trust, Class A, Series 2014-1, 1.15%, 9/17/31(a)(b)	$3,318,123
437,775	SLM Student Loan Trust, Class A2, Series 2004-B, 0.43%, 6/15/21(b)	435,382
2,335,000	SLM Student Loan Trust, Class A4, Series 2006-A, 0.42%, 12/15/23(b)	2,309,733
669,344	SLM Student Loan Trust, Class A1, Series 2012-A, 1.55%, 4/15/16(a)(b)	677,543
1,115,000	World Financial Network Credit Card Master Trust, Class A, Series 2012-A, 3.14%, 1/17/23	1,151,629

Total Asset Backed Securities (Cost $78,376,655)		78,531,313

Collateralized Mortgage Obligations (5.6%):
1,413,182	Banc of America Commercial Mortgage, Inc., Class A1A, Series 2007-3, 5.79%, 6/10/49(b)	1,527,708
476,875	Banc of America Large Loan, Class A4B, Series 2010-UB4, 4.86%, 12/20/41(a)(b)	477,543
50,000	Bear Stearns Commercial Mortgage Securities, Inc., Class AM, Series 2005-PW10, 5.45%, 12/15/15(b)	52,109
1,783,113	Bear Stearns Commercial Mortgage Securities, Inc., Class A1A, Series 2006-PW14, 5.19%, 12/11/38	1,911,925
625,000	Bear Stearns Commercial Mortgage Securities, Inc., Class AM, Series 2007-PW16, 5.90%, 6/1/40(b)	685,234
2,540,000	BHMS Mortgage Trust, Class AFL, Series 2014-ATLS, 1.66%, 7/5/33(a)(b)	2,540,000
1,510,000	Citigroup Commercial Mortgage Trust, Class A, Series 2014-388G, 0.90%, 6/15/33(a)(b)	1,511,851
2,036,256	Commercial Mortgage Loan Trust, Class A1A, Series 2008-LS1, 6.24%, 12/10/49(b)	2,250,772
590,000	Commercial Mortgage Pass-Through Certificates, Class AM, Series 2006-C8, 5.35%, 12/10/16	636,346
1,115,000	Commercial Mortgage Trust, Class A4, Series 2014-UBS3, 3.82%, 6/10/47	1,148,233
428,000	Commercial Mortgage Trust, Class B, Series 2012-LTRT, 3.80%, 10/5/30(a)	408,216

Principal Amount		Fair Value
Collateralized Mortgage Obligations
$1,901,684	Commercial Mortgage Trust, Class A, Series 2013-FL3, 1.67%, 10/13/28(a)(b)	$1,913,808
1,510,000	Commercial Mortgage Trust, Class C, Series 2014-CR17, 4.90%, 5/10/47(b)	1,543,468
2,930,000	Commercial Mortgage Trust, Class A, Series 2014-TWC, 1.01%, 2/13/32(a)(b)	2,920,808
855,000	Credit Suisse Commercial Mortgage Trust, Class AM, Series 2006-C5, 5.34%, 12/15/39	916,197
100,000	Credit Suisse Mortgage Capital Certificates, Class AM, Series 2006-C3, 6.00%, 6/15/16(b)	106,873
1,940	Credit Suisse Mortgage Capital Certificates, Class A2, Series 2007-C2, 5.45%, 1/15/49(b)	1,924
2,054,134	DBRR Trust, Class A, Series 2013-EZ3, 1.64%, 12/18/49(a)(b)	2,064,725
1,320,000	DBUBS Mortgage Trust, Class A2, Series 2011-LC1A, 4.53%, 7/1/19(a)	1,416,409
1,031,166	DBUBS Mortgage Trust, Class A1, Series 2011-LC1A, 3.74%, 6/10/17(a)	1,064,833
9,291,218	Government National Mortgage Association, Class XA, Series 2014-GC20, 1.39%, 4/10/47(b)	720,060
10,767,983	GS Mortgage Securities Trust, Class XA, Series 2013-GC10, 1.89%, 2/10/46(b)	1,071,920
1,100,000	GS Mortgage Securities Trust, Class A, Series 2012-SHOP, 2.93%, 6/5/31(a)	1,122,683
1,065,000	GS Mortgage Securities Trust, Class B, Series 2014-GC22, 4.39%, 6/10/47	1,092,927
1,500,000	Hilton USA Trust, Class AFX, Series 2013-HLT, 2.66%, 11/5/30(a)	1,505,196
2,185,000	JPMBB Commercial Mortgage Securities Trust, Class A4, Series 2014-C22, 3.80%, 9/15/47	2,241,944
14,553	JPMorgan Chase Commercial Mortgage Securities Corp., Class A2, Series 2007-LD11, 5.97%, 6/15/49(b)	14,667
600,000	JPMorgan Chase Commercial Mortgage Securities Corp., Class A, Series 2012-WLDN, 3.90%, 5/5/30(a)	615,164

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations
$11,444,182	JPMorgan Chase Commercial Mortgage Securities Corp., Class XA, Series 2013-LC11, 1.72%, 4/15/46(b)	$1,028,340
1,141,975	Lanark Master Issuer plc, Class 1A, Series 2012-2A, 1.63%, 12/22/54(a)(b)	1,156,514
1,200,000	LB Commercial Conduit Mortgage Trust, Class AM, Series 2007-C3, 6.10%, 7/15/44(b)	1,322,966
1,575,582	Merrill Lynch Mortgage Trust, Class A1A, Series 2007-C1, 6.03%, 6/12/50(b)	1,685,840
1,231,299	ML-CFC Commercial Mortgage Trust, Class A1A, Series 2006-4, 5.17%, 12/12/49(b)	1,313,740
2,108,297	ML-CFC Commercial Mortgage Trust, Class A1A, Series 2006-3, 5.41%, 7/12/46(b)	2,255,845
1,395,000	Morgan Stanley BAML Trust, Class C, Series 2013-C13, 5.06%, 11/15/46(b)	1,445,788
1,201,303	Morgan Stanley Capital I Trust, Class A1A, Series 2007-IQ13, 5.31%, 3/15/44	1,294,341
1,076,126	Morgan Stanley Re-REMIC Trust, Class B, Series 2011-IO, 0.03%, 3/23/51(a)	1,065,031
693,159	Morgan Stanley Re-REMIC Trust, Class A, Series 2012-XA, 2.00%, 7/28/49(a)	695,758
145,752	Morgan Stanley Re-REMIC Trust, Class AXB1, Series 2012-IO, 1.00%, 3/29/51(a)	145,279
1,010,000	Motel 6 Trust, Class B, Series 2012-MTL6, 2.74%, 10/5/25(a)	1,009,457
619,425	RBSCF Trust, Class WBTA, Series 2010-RR3, 6.14%, 4/16/17(a)(b)	667,272
463,887	STRIPS, Class A, Series 2012-1A, 1.50%, 12/25/44(a)	459,248
18,455,197	WF-RBS Commercial Mortgage Trust, Class XA, Series 2014-C20, 1.41%, 5/15/47(b)	1,438,933

Total Collateralized Mortgage Obligations (Cost $50,728,269)		50,467,895

Corporate Bonds (17.7%):
Aerospace & Defense (0.3%):
355,000	Precision Castparts Corp., 2.50%, 1/15/23, Callable 10/15/22 @ 100^	339,341
785,000	Precision Castparts Corp., 3.90%, 1/15/43, Callable 7/15/42 @ 100^	756,378
390,000	United Technologies Corp., 3.10%, 6/1/22^	389,784

Principal Amount		Fair Value
Corporate Bonds
Aerospace & Defense, continued
$1,040,000	United Technologies Corp., 4.50%, 6/1/42^	$1,088,232

		2,573,735

Air Freight & Logistics (0.0%):
500,000	FedEx Corp., 3.88%, 8/1/42	450,355

Banks (2.8%):
1,315,000	Bank of America Corp., 0.49%, 10/14/16(b)	1,312,891
1,925,000	Bank of America Corp., 2.60%, 1/15/19	1,921,251
1,230,000	Bank of America Corp., 4.00%, 4/1/24^	1,242,818
700,000	Bank of America Corp., 4.20%, 8/26/24^	693,947
670,000	Bank of America Corp., 5.00%, 1/21/44^	706,808
146,000	Citigroup, Inc., 1.25%, 1/15/16^	146,754
1,260,000	Citigroup, Inc., 1.30%, 4/1/16	1,263,861
1,035,000	Citigroup, Inc., 1.02%, 4/1/16(b)	1,042,343
1,180,000	Citigroup, Inc., 2.50%, 7/29/19^	1,169,485
795,000	Citigroup, Inc., 5.30%, 5/6/44^	826,050
395,000	Fifth Third Bank, Series BKNT, 2.88%, 10/1/21, Callable 9/1/21 @ 100^	388,832
1,630,000	HSBC USA, Inc., 3.50%, 6/23/24^	1,630,901
1,350,000	JPMorgan Chase & Co., Series G, 0.85%, 2/26/16(b)	1,358,003
730,000	JPMorgan Chase & Co., 2.00%, 8/15/17^	736,223
775,000	JPMorgan Chase & Co., 1.13%, 1/25/18(b)	788,998
1,535,000	JPMorgan Chase & Co., 3.63%, 5/13/24^	1,524,760
515,000	JPMorgan Chase & Co., 3.88%, 9/10/24	504,877
840,000	JPMorgan Chase & Co., 4.85%, 2/1/44^	879,948
1,565,000	Wells Fargo & Co., 1.25%, 7/20/16	1,574,102
1,300,000	Wells Fargo & Co., 1.40%, 9/8/17^	1,296,142
1,170,000	Wells Fargo & Co., 0.86%, 4/23/18(b)	1,181,548
210,000	Wells Fargo & Co., 3.30%, 9/9/24	206,017
1,040,000	Wells Fargo & Co., 4.10%, 6/3/26	1,036,344
360,000	Wells Fargo & Co., 5.38%, 11/2/43	393,202
420,000	Wells Fargo & Co., Series S, 5.90%, 12/31/49, Callable 6/15/24 @ 100(b)	427,875

		24,253,980

Beverages (0.3%):
1,520,000	Anheuser-Busch InBev Finance, Inc., 2.63%, 1/17/23	1,426,783
460,000	Anheuser-Busch InBev NV Worldwide, Inc., 5.00%, 4/15/20^	513,515

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds
Beverages, continued
$620,000	Anheuser-Busch InBev NV Worldwide, Inc., 2.50%, 7/15/22	$585,864

		2,526,162

Biotechnology (0.2%):
450,000	Amgen, Inc., 3.63%, 5/15/22, Callable 2/15/22 @ 100	457,056
545,000	Amgen, Inc., 5.15%, 11/15/41, Callable 5/15/41 @ 100	575,230
935,000	Amgen, Inc., 5.38%, 5/15/43, Callable 11/15/42 @ 100	1,018,329

		2,050,615

Capital Markets (1.7%):
1,045,000	Ford Motor Credit Co. LLC, 1.72%, 12/6/17^	1,037,633
1,055,000	Ford Motor Credit Co. LLC, 8.13%, 1/15/20^	1,318,579
370,000	General Electric Capital Corp., 4.38%, 9/16/20^	404,481
555,000	General Electric Capital Corp., Series G, 6.15%, 8/7/37, MTN^	685,362
905,000	Goldman Sachs Group, Inc. (The), 0.68%, 3/22/16(b)	906,950
1,175,000	Goldman Sachs Group, Inc. (The), 2.38%, 1/22/18	1,187,198
915,000	Goldman Sachs Group, Inc. (The), 1.44%, 4/30/18^(b)	934,996
932,000	Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18	954,653
190,000	Goldman Sachs Group, Inc. (The), 3.63%, 1/22/23	188,609
745,000	Goldman Sachs Group, Inc. (The), 4.80%, 7/8/44, Callable 1/8/44 @ 100^	749,139
2,525,000	Morgan Stanley, 6.00%, 4/28/15, MTN	2,602,802
870,000	Morgan Stanley, 3.75%, 2/25/23	868,870
910,000	Morgan Stanley, Series F, 3.88%, 4/29/24^	909,056
870,000	Morgan Stanley, Series G, 4.35%, 9/8/26^	855,051
1,740,000	State Street Capital Trust IV, 1.23%, 6/15/37, Callable 11/10/14 @ 100(b)	1,483,350
268,414	SteelRiver Transmission Co. LLC, 4.71%, 6/30/17(a)	281,474

		15,368,203

Chemicals (0.1%):
555,000	Eastman Chemical Co., 2.40%, 6/1/17	566,315

Communications Equipment (0.0%):
330,000	Cisco Systems, Inc., 2.90%, 3/4/21	333,144

Consumer Finance (0.5%):
1,135,000	American Express Credit Corp., 1.13%, 6/5/17^	1,127,020
975,000	Capital One Bank USA NA, Series BKNT, 1.15%, 11/21/16, Callable 10/21/16 @ 100	974,784

Principal Amount		Fair Value
Corporate Bonds
Consumer Finance, continued
$290,000	Capital One Bank USA NA, 1.30%, 6/5/17, Callable 5/5/17 @ 100	$288,456
2,575,000	Capital One Bank USA NA, Series BKNT, 2.25%, 2/13/19, Callable 1/13/19 @ 100	2,551,902

		4,942,162

Diversified Financial Services (1.3%):
1,650,000	Bank of America Corp., 1.50%, 10/9/15	1,662,458
430,000	Bank of America Corp., Series 1, 3.75%, 7/12/16	448,872
1,245,000	Bank of America Corp., 6.50%, 8/1/16	1,358,854
820,000	Bank of America Corp., 5.63%, 10/14/16	889,671
1,050,000	Bank of America Corp., Series L, 1.35%, 11/21/16^	1,051,421
1,065,000	Bank of America Corp., 1.30%, 3/22/18, MTN(b)	1,084,776
545,000	Bank of America Corp., 5.70%, 1/24/22	624,429
1,155,000	Caterpillar Financial Services Corp., 1.10%, 5/29/15, MTN	1,161,214
86,000	Citigroup, Inc., 4.59%, 12/15/15	89,836
1,090,000	Daimler Finance NA LLC, 1.88%, 1/11/18(a)	1,088,891
1,090,000	General Electric Capital Corp., 0.94%, 4/2/18(b)	1,102,436
720,000	JPMorgan Chase & Co., 6.00%, 1/15/18	810,374
125,000	JPMorgan Chase & Co., 4.50%, 1/24/22^	133,928
130,000	JPMorgan Chase & Co., 3.25%, 9/23/22	127,953

		11,635,113

Diversified Telecommunication Services (1.3%):
860,000	AT&T, Inc., 0.90%, 2/12/16^	861,011
3,000,000	AT&T, Inc., 3.74%, 11/27/22, Callable 5/27/15 @ 70(a)(c)	2,253,741
975,000	Verizon Communications, Inc., 2.45%, 11/1/22, Callable 8/1/22 @ 100	904,942
3,965,000	Verizon Communications, Inc., 5.15%, 9/15/23	4,390,717
875,000	Verizon Communications, Inc., 4.15%, 3/15/24, Callable 12/15/23 @ 100	903,480
1,685,000	Verizon Communications, Inc., 6.55%, 9/15/43^	2,105,226

		11,419,117

Education Services (0.1%):
700,000	Massachusetts Institute of Technology, 4.68%, 7/1/14	752,347

Electric Utilities (0.7%):
425,000	Alabama Power Co., 4.15%, 8/15/44, Callable 2/15/44 @ 100	421,811
430,000	Carolina Power & Light Co., 4.10%, 3/15/43, Callable 9/15/42 @ 100	426,836

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds
Electric Utilities, continued
$610,000	CenterPoint Energy Houston Electric LLC, 4.50%, 4/1/44, Callable 10/1/43 @ 100	$645,680
355,000	DTE Electric Co., Series A, 4.00%, 4/1/43, Callable 10/1/42 @ 100	344,176
445,000	Exelon Corp., 5.63%, 6/15/35	500,070
1,350,000	Oncor Electric Delivery Co. LLC, 6.38%, 1/15/15	1,372,144
180,000	Oncor Electric Delivery Co. LLC, 7.00%, 9/1/22	227,210
635,000	Pacific Gas & Electric Co., 5.13%, 11/15/43, Callable 5/15/43 @ 100	707,427
250,000	Pacific Gas & Electric Co., 4.75%, 2/15/44, Callable 8/15/43 @ 100^	263,944
350,000	PPL Capital Funding, Inc., 5.00%, 3/15/44, Callable 9/15/43 @ 100	378,143
220,000	Southern California Edison Co., Series 06-E, 5.55%, 1/15/37	266,144
185,000	Virginia Electric & Power Co., Series A, 6.00%, 5/15/37	234,122
25,000	Virginia Electric & Power Co., 6.35%, 11/30/37	33,203
200,000	Virginia Electric & Power Co., 4.00%, 1/15/43, Callable 7/15/42 @ 100	193,272

		6,014,182

Electrical Equipment (0.3%):
840,000	Eaton Corp., 1.50%, 11/2/17	836,383
255,000	Eaton Corp., 4.00%, 11/2/32	252,268
1,720,000	General Electric Co., 2.70%, 10/9/22^	1,674,142

		2,762,793

Electronic Equipment, Instruments & Components (0.1%):
675,000	Agilent Technologies, Inc., 6.50%, 11/1/17	778,255

Food Products (0.2%):
630,000	Kraft Foods Group, Inc., 2.25%, 6/5/17	641,763
1,425,000	Wm. Wrigley Jr. Co., 1.40%, 10/21/16(a)	1,432,115

		2,073,878

Health Care Equipment & Supplies (0.1%):
845,000	Baxter International, Inc., 3.20%, 6/15/23, Callable 3/15/23 @ 100	833,729
270,000	CareFusion Corp., 3.88%, 5/15/24, Callable 2/15/24 @ 100	269,610

		1,103,339

Health Care Providers & Services (0.3%):
380,000	Aetna, Inc., 4.13%, 11/15/42, Callable 5/15/42 @ 100^	359,947
725,000	UnitedHealth Group, Inc., 1.40%, 10/15/17^	723,952

Principal Amount		Fair Value
Corporate Bonds
Health Care Providers & Services, continued
$200,000	UnitedHealth Group, Inc., 3.88%, 10/15/20, Callable 7/15/20 @ 100	$214,138
410,000	UnitedHealth Group, Inc., 4.25%, 3/15/43, Callable 9/15/42 @ 100^	400,447
325,000	WellPoint, Inc., 3.30%, 1/15/23	321,323
600,000	WellPoint, Inc., 3.50%, 8/15/24, Callable 5/15/24 @ 100^	585,148
300,000	WellPoint, Inc., 5.10%, 1/15/44	318,753

		2,923,708

Independent Power and Renewable Electricity Producers (0.6%):
220,000	Carolina Power & Light Co., 5.70%, 4/1/35	263,443
300,000	Columbus Southern Power Co., 6.05%, 5/1/18	341,376
65,000	Florida Power & Light Co., 5.95%, 2/1/38	81,987
845,000	Florida Power Corp., 6.40%, 6/15/38	1,126,259
40,000	MidAmerican Energy Holdings Co., 5.95%, 5/15/37	48,927
450,000	MidAmerican Energy Holdings Co., 6.50%, 9/15/37	581,856
850,000	PacifiCorp, 5.65%, 7/15/18	966,901
395,000	PacifiCorp, 5.75%, 4/1/37	490,554
630,000	PacifiCorp, 4.10%, 2/1/42, Callable 8/1/41 @ 100	622,397
350,000	Progress Energy Carolinas, Inc., 5.30%, 1/15/19	395,709
865,000	Public Service Electric & Gas Co., 2.38%, 5/15/23, Callable 2/15/23 @ 100	820,544

		5,739,953

Industrial Conglomerates (0.1%):
495,000	3M Co., 3.88%, 6/15/44	485,613

Insurance (1.0%):
410,000	ACE INA Holdings, Inc., 4.15%, 3/13/43^	402,320
125,000	American International Group, Inc., Series MP, 5.45%, 5/18/17, MTN	137,749
1,080,000	American International Group, Inc., 4.88%, 6/1/22^	1,187,918
690,000	American International Group, Inc., 4.13%, 2/15/24^	716,736
695,000	American International Group, Inc., 4.50%, 7/16/44, Callable 1/16/44 @ 100	686,618
405,000	Berkshire Hathaway Finance Corp., 4.30%, 5/15/43^	400,760
410,000	Hartford Financial Services Group, Inc. (The), 4.30%, 4/15/43^	392,181
555,000	Loews Corp., 4.13%, 5/15/43, Callable 11/15/42 @ 100	525,590
1,710,000	MetLife Institutional Funding II LLC, 1.63%, 4/2/15(a)	1,720,750
1,125,000	MetLife, Inc., 6.75%, 6/1/16	1,234,309
905,000	New York Life Global Funding, 1.65%, 5/15/17(a)	913,030

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds
Insurance, continued
$90,000	Prudential Financial, Inc., Series D, 4.75%, 9/17/15, MTN^	$93,557
720,000	Prudential Financial, Inc., 3.50%, 5/15/24^	712,567

		9,124,085

IT Services (0.2%):
1,450,000	IBM Corp., 1.95%, 7/22/16^	1,479,970
450,000	MasterCard, Inc., 3.38%, 4/1/24^	452,446

		1,932,416

Life Sciences Tools & Services (0.0%):
280,000	Thermo Fisher Scientific, Inc., 5.30%, 2/1/44, Callable 8/1/43 @ 100	307,325

Machinery (0.1%):
605,000	Deere & Co., 2.60%, 6/8/22, Callable 3/8/22 @ 100	587,368

Media (1.1%):
875,000	Comcast Corp., 4.20%, 8/15/34, Callable 2/15/34 @ 100	867,486
200,000	Comcast Corp., 6.50%, 11/15/35	260,176
330,000	Comcast Corp., 6.45%, 3/15/37	421,754
935,000	Comcast Corp., 4.65%, 7/15/42	965,478
1,035,000	Comcast Corp., 4.75%, 3/1/44	1,091,903
575,000	Cox Communications, Inc., 4.70%, 12/15/42(a)	554,575
575,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.50%, 3/1/16^	595,066
730,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.20%, 3/15/20^	817,554
190,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.80%, 3/15/22	193,110
150,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 4.45%, 4/1/24, Callable 1/1/24 @ 100	156,218
89,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.15%, 3/15/42	89,992
111,000	Discovery Communications, Inc., 4.88%, 4/1/43	109,833
1,135,000	NBCUniversal Enterprise, Inc., 0.92%, 4/15/18(a)(b)	1,146,413
280,000	NBCUniversal Media LLC, 5.15%, 4/30/20	317,905
129,000	NBCUniversal Media LLC, 5.95%, 4/1/41	157,457
816,000	NBCUniversal Media LLC, 4.45%, 1/15/43^	818,023
525,000	Omnicom Group, Inc., 5.90%, 4/15/16	563,651
820,000	Scripps Networks Interactive, Inc., 2.70%, 12/15/16	847,462

		9,974,056

Principal Amount		Fair Value
Corporate Bonds
Metals & Mining (0.2%):
$1,505,000	Freeport-McMoRan, Inc., 3.88%, 3/15/23, Callable 12/15/22 @ 100	$1,484,401

Multiline Retail (0.0%):
390,000	Target Corp., 4.00%, 7/1/42^	361,927

Multi-Utilities (0.2%):
155,000	CenterPoint Energy Resources Corp., 6.25%, 2/1/37	186,837
900,000	DTE Energy Co., Series F, 3.85%, 12/1/23, Callable 9/1/23 @ 100	931,060
505,000	Duke Energy Carolinas LLC, 6.10%, 6/1/37	626,960
470,000	Northwest Florida Timber Finance LLC, 4.75%, 3/4/29(a)	456,488

		2,201,345

Oil, Gas & Consumable Fuels (1.2%):
2,025,000	Anadarko Petroleum Corp., 6.38%, 9/15/17	2,295,373
435,000	Anadarko Petroleum Corp., 3.45%, 7/15/24, Callable 4/15/24 @ 100^	427,251
225,000	Anadarko Petroleum Corp., 4.50%, 7/15/44, Callable 1/15/44 @ 100^	216,790
225,000	Continental Resources, inc., 4.90%, 6/1/44, Callable 12/1/43 @ 100^	219,375
216,000	El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	247,200
550,000	Energy Transfer Partners LP, 6.50%, 2/1/42, Callable 8/1/41 @ 100	626,268
500,000	Enterprise Products Operating LLC, 3.90%, 2/15/24, Callable 11/15/23 @ 100	507,376
200,000	Enterprise Products Operating LLC, 4.85%, 8/15/42, Callable 2/15/42 @ 100	205,388
220,000	Enterprise Products Operating LLC, 5.10%, 2/15/45, Callable 8/15/44 @ 100	232,058
1,415,000	Enterprise Products Operating LLC, Series A, 8.38%, 8/1/66, Callable 8/1/16 @ 100	1,556,500
530,000	EOG Resources, Inc., 2.45%, 4/1/20, Callable 3/1/20 @ 100	526,145
220,000	Kinder Morgan Energy Partners LP, 4.15%, 2/1/24	217,263
334,000	Kinder Morgan Energy Partners LP, 5.50%, 3/1/44, Callable 9/1/43 @ 100	334,745
1,945,000	Kinder Morgan Energy Partners LP, 5.40%, 9/1/44, Callable 5/15/24 @ 100	1,912,605
375,000	Marathon Petroleum Corp., 4.75%, 9/15/44, Callable 3/15/44 @ 100	359,987
515,000	Noble Energy, Inc., 5.25%, 11/15/43, Callable 5/15/43 @ 100	543,254

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds
Oil, Gas & Consumable Fuels, continued
$480,000	Williams Partners LP, 4.00%, 11/15/21	$496,587

		10,924,165

Paper & Forest Products (0.0%):
400,000	Georgia-Pacific LLC, 7.70%, 6/15/15	419,426

Pharmaceuticals (0.9%):
795,000	Abbvie, Inc., 2.00%, 11/6/18	782,735
1,770,000	Abbvie, Inc., 4.40%, 11/6/42	1,662,862
1,020,000	Merck & Co., Inc., 0.59%, 5/18/18(b)	1,025,545
390,000	Novartis Capital Corp., 4.40%, 5/6/44	405,551
710,000	Pfizer, Inc., 3.40%, 5/15/24	708,954
490,000	Pfizer, Inc., 4.30%, 6/15/43^	493,676
270,000	Pfizer, Inc., 4.40%, 5/15/44^	272,262
595,000	Roche Holding, Inc., 2.88%, 9/29/21, Callable 7/29/21 @ 100(a)	594,147
995,000	Watson Pharmaceuticals, Inc., 1.88%, 10/1/17	986,425
1,174,000	Watson Pharmaceuticals, Inc., 3.25%, 10/1/22, Callable 7/1/22 @ 100	1,132,372

		8,064,529

Property & Casualty Insurance (0.0%):
325,000	ACE INA Holdings, Inc., 3.35%, 5/15/24	324,257

Real Estate Investment Trusts (REITs) (0.7%):
1,670,000	ARC Properties Operating Partnership LP, 4.60%, 2/6/24, Callable 11/6/23 @ 100(a)	1,700,078
835,000	Boston Properties LP, 3.85%, 2/1/23, Callable 11/1/22 @ 100^	853,173
380,000	ERP Operating LP, 4.50%, 7/1/44, Callable 1/1/44 @ 100	374,198
1,225,000	HCP, Inc., 3.88%, 8/15/24, Callable 5/15/24 @ 100	1,200,061
620,000	Simon Property Group LP, 3.75%, 2/1/24, Callable 11/1/23 @ 100^	635,955
955,000	Simon Property Group LP, 4.25%, 10/1/44^	913,710
485,000	UDR, Inc., 3.75%, 7/1/24, Callable 4/1/24 @ 100	484,951

		6,162,126

Road & Rail (0.2%):
370,000	Burlington North Santa Fe LLC, 4.45%, 3/15/43, Callable 9/15/42 @ 100	367,677
445,000	Burlington North Santa Fe LLC, 4.90%, 4/1/44, Callable 10/1/43 @ 100^	468,562
240,000	Union Pacific Corp., 4.85%, 6/15/44, Callable 12/15/43 @ 100^	262,067
505,000	Union Pacific Railroad Co., Series 14-1, 3.23%, 5/14/26	506,944

		1,605,250

Principal Amount		Fair Value
Corporate Bonds
Software (0.2%):
$605,000	Oracle Corp., 3.40%, 7/8/24, Callable 4/8/24 @ 100	$603,095
1,040,000	Oracle Corp., 4.30%, 7/8/34, Callable 1/8/34 @ 100	1,047,532

		1,650,627

Specialty Retail (0.2%):
215,000	Home Depot, Inc., 4.40%, 3/15/45, Callable 9/15/44 @ 100	217,357
465,000	Lowe’s Companies, Inc., 4.65%, 4/15/42, Callable 10/15/41 @ 100	483,706
510,000	Lowe’s Cos., Inc., 5.00%, 9/15/43, Callable 3/15/43 @ 100	559,446
815,000	Penske Truck Leasing Co. LP, 3.13%, 5/11/15(a)	826,516

		2,087,025

Technology Hardware, Storage & Peripherals (0.1%):
860,000	Apple, Inc., 2.85%, 5/6/21	861,687
410,000	Apple, Inc., 3.45%, 5/6/24^	414,077

		1,275,764

Tobacco (0.2%):
155,000	Philip Morris International, Inc., 4.50%, 3/20/42	155,627
20,000	Philip Morris International, Inc., 3.88%, 8/21/42	18,130
370,000	Philip Morris International, Inc., 4.13%, 3/4/43	349,325
425,000	Philip Morris International, Inc., 4.88%, 11/15/43	451,838
442,000	Reynolds American, Inc., 6.15%, 9/15/43^	505,619

		1,480,539

Trading Companies & Distributors (0.1%):
825,000	GATX Corp., 2.50%, 7/30/19	823,800

Wireless Telecommunication Services (0.1%):
535,000	Crown Castle Towers LLC, 6.11%, 1/15/20(a)	618,874
400,000	SBA Tower Trust, 4.25%, 4/15/15(a)	407,463

		1,026,337

Total Corporate Bonds (Cost $158,520,411)		160,569,737

Convertible Preferred Stock(0.1%):
Banks (0.1%):
40,000	Wells Fargo & Co. , Callable 9/15/23 @ 25	1,025,200

Total Convertible Preferred Stock (Cost $1,025,200)		1,025,200

Yankee Dollars (7.6%):
Banks (3.4%):
1,805,000	Achmea Hypotheekbank NV, 0.59%, 11/3/14(a)(b)	1,805,534
1,965,000	Asian Development Bank, Series G, 0.75%, 1/11/17	1,963,064
210,000	Barclays Bank plc, 5.14%, 10/14/20^	226,528
675,000	BPCE SA, 5.70%, 10/22/23(a)	718,004

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars
Banks, continued
$430,000	BPCE SA, 4.50%, 3/15/25(a)	$416,813
790,000	Caixa Economica Federal, 2.38%, 11/6/17(a)	766,300
920,000	Credit Agricole SA, 3.88%, 4/15/24(a)	924,430
1,295,000	Credit Suisse Group AG, 5.40%, 1/14/20	1,444,477
710,000	HSBC Holdings plc, 5.25%, 3/14/44	753,775
1,115,000	ING Bank NV, 3.75%, 3/7/17(a)	1,173,113
314,000	ING Bank NV, 5.80%, 9/25/23(a)	345,876
1,914,000	KFW, 0.50%, 7/15/16	1,910,480
1,465,000	Kommunalbanken AS, 0.26%, 1/26/15(a)(b)	1,465,059
1,856,000	Kommunalbanken AS, 0.37%, 10/31/16(a)(b)	1,856,999
1,110,000	National Bank of Canada, 1.50%, 6/26/15	1,119,083
805,000	Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV, Series G, 1.50%, 2/12/18(a)	804,147
1,740,000	Nederlandse Waterschapsbank NV, Series E, 3.00%, 3/17/15(a)	1,761,875
1,185,000	Nordea Bank AB, 2.38%, 4/4/19(a)	1,186,113
555,000	Nordea Eiendomskreditt AS, 2.13%, 9/22/16^(a)	567,356
2,610,000	Oesterreichische Kontrollbank AG, Series G, 1.13%, 7/6/15	2,626,574
386,000	Oriental Republic of Uruguay, 4.50%, 8/14/24	404,335
2,005,000	Royal Bank of Canada, 1.13%, 7/22/16	2,014,073
2,670,000	Royal Bank of Canada, 2.20%, 9/23/19	2,664,763
710,000	Royal Bank of Scotland Group plc, 1.88%, 3/31/17	710,364
674,000	Societe Generale SA, 5.00%, 1/17/24(a)	678,542
1,490,000	Westpac Banking Corp., 2.45%, 11/28/16^(a)	1,535,287

		31,842,964

Capital Markets (0.2%):
1,355,000	Credit Suisse Guernsey, Ltd., 2.60%, 5/27/16(a)	1,395,395

Diversified Financial Services (0.2%):
2,190,000	CDP Financial, Inc., 4.40%, 11/25/19(a)	2,406,530

Diversified Telecommunication Services (0.0%):
407,000	Orange SA, 5.50%, 2/6/44, Callable 8/6/43 @ 100^	443,146

Energy Equipment & Services (0.1%):
600,000	Schlumberger Investment SA, 3.30%, 9/14/21, Callable 6/14/21 @ 100(a)	620,670

Principal Amount		Fair Value
Yankee Dollars
Government (0.1%):
$689,000	Province of Manitoba Canada, 3.05%, 5/14/24	$695,253

Hotels, Restaurants & Leisure (0.2%):
1,595,000	Carnival Corp., 1.20%, 2/5/16	1,600,077

Insurance (0.0%):
250,000	AIA Group, Ltd., 4.88%, 3/11/44(a)	262,509
185,000	Aon plc, 4.60%, 6/14/44, Callable 3/14/44 @ 100	184,267
310,000	Manulife Financial Corp., 3.40%, 9/17/15^	318,411

		765,187

Media (0.0%):
370,000	British Sky Broadcasting Group plc, 3.75%, 9/16/24(a)	369,148

Metals & Mining (0.4%):
1,310,000	BHP Billiton Finance USA, Ltd., 1.13%, 11/21/14	1,311,396
385,000	BHP Billiton Finance USA, Ltd., 5.00%, 9/30/43	422,355
985,000	Rio Tinto Finance (USA) plc, 4.13%, 8/21/42, Callable 2/21/42 @ 100^	914,179
815,000	Xstrata Canada Financial Corp., 2.85%, 11/10/14(a)	816,809

		3,464,739

Multi-National (1.0%):
2,385,000	African Development Bank, 0.75%, 10/18/16	2,384,714
1,640,000	FMS Wertmanagement, 0.63%, 4/18/16	1,641,819
1,415,000	FMS Wertmanagement, 1.13%, 9/5/17	1,411,679
2,790,000	FMS Wertmanagement, 1.63%, 11/20/18	2,784,737

		8,222,949

Oil, Gas & Consumable Fuels (0.9%):
945,000	BP Capital Markets plc, 0.74%, 5/10/18(b)	947,059
575,000	BP Capital Markets plc, 4.74%, 3/11/21	634,383
575,000	BP Capital Markets plc, 2.75%, 5/10/23	543,077
525,000	Ensco plc, 4.50%, 10/1/24, Callable 7/1/24 @ 100^	526,768
1,080,000	Petrobras International Finance Co., 3.88%, 1/27/16	1,105,380
50,000	Petroleos Mexicanos, 8.00%, 5/3/19	60,725
107,000	Petroleos Mexicanos, 6.00%, 3/5/20	121,713
270,000	Petroleos Mexicanos, 4.88%, 1/18/24(a)	283,230
295,000	Shell International Finance BV, 4.55%, 8/12/43	311,949
800,000	Statoil ASA, 2.45%, 1/17/23	763,485
1,100,000	Statoil ASA, 3.70%, 3/1/24	1,140,035
575,000	Trans-Canada Pipelines, Ltd., 3.75%, 10/16/23, Callable 7/16/23 @ 100	583,915

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments continued

September 30, 2014 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars
Oil, Gas & Consumable Fuels, continued
$175,000	Transocean, Inc., 3.80%, 10/15/22, Callable 7/15/22 @ 100^	$160,613

		7,182,332

Personal Products (0.2%):
690,000	GlaxoSmithKline Capital plc, 2.85%, 5/8/22	676,429
670,000	Takeda Pharmaceutical Co., Ltd., 1.63%, 3/17/17(a)	673,025

		1,349,454

Pharmaceuticals (0.1%):
465,000	Actavis Funding SCS, 3.85%, 6/15/24, Callable 3/15/24 @ 100(a)	450,759
445,000	Actavis Funding SCS, 4.85%, 6/15/44, Callable 12/15/43 @ 100(a)	418,074

		868,833

Sovereign Bonds (0.8%):
620,000	Canada Government, 1.63%, 2/27/19	617,763
1,349,000	Federal Republic of Brazil, 4.88%, 1/22/21	1,433,987
2,799,000	Federal Republic of Brazil, 4.25%, 1/7/25^	2,771,010
1,585,000	Republic of Colombia, 4.00%, 2/26/24^	1,603,228
430,000	Republic of South Africa, 5.38%, 7/24/44	426,775

		6,852,763

Wireless Telecommunication Services (0.0%):
246,000	Vodafone Group plc, 2.95%, 2/19/23^	231,825
215,000	Vodafone Group plc, 4.38%, 2/19/43	194,456

		426,281

Total Yankee Dollars (Cost $68,368,853)		68,505,721

Municipal Bonds (0.8%):
California (0.1%):
700,000	California State, GO, 5.00%, 9/1/42, Callable 9/1/22 @ 100	778,120
360,000	California State Health Facilities Financing Authority Revenue, Series A, 5.00%, 8/15/52, Callable 8/15/23 @ 100	393,095

		1,171,215

Illinois (0.2%):
1,320,000	Illinois State, GO, 5.50%, 7/1/24, Callable 7/1/23 @ 100	1,499,216

		1,499,216

Massachusetts (0.1%):
450,000	Massachusetts State School Building Authority Sales Tax Revenue, Series B, 5.00%, 10/15/41, Callable 10/15/21 @ 100	505,773

		505,773

Principal Amount		Fair Value
Municipal Bonds
Missouri (0.1%):
$460,000	Metropolitan Saint Louis Sewer District West Water System Revenue, Series A, 5.00%, 5/1/42, Callable 5/1/22 @ 100	$517,620

		517,620

New Jersey (0.1%):
2,005,000	New Jersey State Transportation Trust Fund Authority Revenue, Series AA, 5.00%, 6/15/36, Callable 6/15/23 @ 100	2,177,069

		2,177,069

New York (0.2%):
895,000	New York State Urban Development Corp. Revenue, Series E, 5.00%, 3/15/24, Callable 3/15/23 @ 100	1,077,320
670,000	New York City Municipal Finance Authority Water & Sewer System Revenue, Series EE, 5.00%, 6/15/47, Callable 6/15/23 @ 100	740,551

		1,817,871

Total Municipal Bonds (Cost $7,457,506)		7,688,764

U.S. Government Agency Mortgages (37.1%):
Federal Farm Credit Bank (0.2%)
2,120,000	2.35%, 4/24/23, Callable 10/17/14 @ 100	2,047,053

Federal Home Loan Mortgage Corporation (3.6%)
1,299,000	1.00%, 9/27/17	1,291,605
1,245,664	Class BW, Series 3738, 3.50%, 10/15/28	1,299,795
1,320,000	4.79%, 12/17/29(c)	765,300
190,000	6.75%, 3/15/31	273,743
171,310	5.00%, 7/1/35, Pool #G01840	189,424
228,833	5.00%, 7/1/35, Pool #G01838	253,056
514,489	6.00%, 4/1/39, Pool #G07613	591,405
94,929	4.00%, 10/1/40, Pool #A95923	100,494
97,745	4.00%, 11/1/40, Pool #A94779	103,460
93,154	4.00%, 11/1/40, Pool #A94977	98,612
96,121	4.00%, 11/1/40, Pool #A95144	101,755
155,949	3.14%, 3/1/41, Pool #1B8062(b)	163,289
2,121,844	5.50%, 6/1/41, Pool #G07553	2,361,607
186,922	4.00%, 10/1/41, Pool #Q04022	197,884
94,068	4.00%, 10/1/41, Pool #Q03841	99,584
362,731	5.00%, 10/1/41, Pool #G07642	400,764
1,637,018	Class BU, Series 4150, 4.00%, 2/15/42	1,734,305
559,462	3.50%, 4/1/42, Pool #C03811	573,688
376,533	3.50%, 4/1/42, Pool #C03805	385,641
323,228	2.03%, 7/1/42, Pool #2B0646(b)	333,766

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages
$99,345	3.50%, 8/1/42, Pool #Q10031	$101,748
603,036	3.50%, 11/1/42, Pool #Q12841	616,871
2,900,000	4.50%, 11/15/42	3,119,879
578,037	3.00%, 1/1/43, Pool #Q14866	572,041
98,893	3.50%, 2/1/43, Pool #Q15442	101,561
664,727	3.00%, 3/1/43, Pool #Q16567	657,218
556,391	3.00%, 3/1/43, Pool #Q16673	550,106
376,741	3.00%, 3/1/43, Pool #Q16403	372,485
185,908	3.00%, 4/1/43, Pool #Q17095	184,671
385,321	3.50%, 7/1/43, Pool #Q20206	395,121
380,914	3.50%, 7/1/43, Pool #Q20021	391,193
1,046,950	3.50%, 7/1/43, Pool #Q20262	1,072,241
3,793,156	3.00%, 7/1/43, Pool #V80169	3,763,220
866,566	3.50%, 8/1/43, Pool #V80355	889,950
2,084,625	3.00%, 8/1/43, Pool #G07550	2,061,075
200,000	5.00%, 11/15/43	219,844
1,400,000	4.00%, 11/15/43	1,469,562
758,182	3.50%, 12/1/43, Pool #G07591	776,523
49,761	3.50%, 1/1/44, Pool #Q24368	51,026
37,642	3.50%, 4/1/44, Pool #Q25812	38,600
34,407	3.50%, 5/1/44, Pool #Q26452	35,282
100,415	3.50%, 5/1/44, Pool #Q26362	102,969
56,277	3.50%, 5/1/44, Pool #Q26218	57,796
24,875	3.50%, 5/1/44, Pool #Q25988	25,508
48,718	3.50%, 6/1/44, Pool #Q26707	49,957
42,409	3.50%, 7/1/44, Pool #Q27319	43,553
198,887	3.50%, 7/1/44, Pool #Q27230	203,699
197,391	3.50%, 7/1/44, Pool #Q27351	202,167
1,080,502	4.00%, 8/1/44, Pool #G07786	1,144,858
199,770	3.50%, 8/1/44, Pool #Q27843	204,852
200,178	3.50%, 9/1/44, Pool #Q28268	205,022
90,000	3.50%, 9/1/44, Pool #Q28604	92,429
199,684	3.50%, 9/1/44, Pool #Q28605	204,763
1,100,000	3.50%, 10/15/44	1,122,730
900,000	4.00%, 10/15/44	947,531
700,000	5.50%, 10/15/44	777,656
1,900,000	4.50%, 10/15/44	2,049,031

		36,193,915

Federal National Mortgage Association (20.7%)
217,028	4.00%, 7/1/19, Pool #AE0968	229,959
27,086	Class NT, Series 2009-70, 4.00%, 8/25/19	28,184
416,769	4.00%, 7/1/24, Pool #AL1938	444,687
4,470,000	2.63%, 9/6/24	4,397,023
463,444	5.50%, 7/1/25, Pool #AE0096	516,120
533,729	4.00%, 9/1/26, Pool #AL2683	569,630
6,215,522	2.50%, 5/1/28, Pool #310125	6,288,104
3,064,018	3.50%, 9/1/28, Pool #AL4245	3,239,636
946,977	3.50%, 10/1/28, Pool #AV0198	1,001,187
1,200,000	5.50%, 10/25/28	1,270,214
5,600,000	2.50%, 10/25/28	5,631,500
1,100,000	5.00%, 10/25/28	1,161,138
100,000	4.50%, 10/25/28	105,547
1,221,087	3.50%, 11/1/28, Pool #AV1360	1,290,908
917,803	Class CD, Series 2011-56, 3.50%, 1/25/29	949,866
856,566	3.50%, 2/1/29, Pool #AL4922	905,625
989,223	3.00%, 4/1/29, Pool #AW0937	1,022,268
692,810	3.00%, 5/1/29, Pool #AW2544	716,591
1,289,290	3.00%, 6/1/29, Pool #AS2676	1,332,357
892,748	3.00%, 9/1/29, Pool #AS3220	922,571

Principal Amount		Fair Value
U.S. Government Agency Mortgages
$1,700,000	2.00%, 10/25/29	$1,663,477
5,250,000	4.00%, 10/25/29	5,552,695
6,500,000	3.00%, 10/25/29	6,695,000
2,605,000	5.67%, 1/15/30(c)	1,505,312
1,500,000	5.70%, 5/15/30(c)	854,576
405,244	5.50%, 1/1/33, Pool #676661	454,468
272,175	5.50%, 5/1/33, Pool #555424	305,557
186,253	5.00%, 7/1/34, Pool #725589	206,013
638,628	5.50%, 2/1/35, Pool #735989	716,996
52,122	6.00%, 4/1/35, Pool #735504	59,405
1,475,559	5.50%, 9/1/36, Pool #995113	1,654,352
138,097	5.50%, 2/1/38, Pool #961545	153,659
55,251	6.00%, 3/1/38, Pool #889529	62,900
404,016	5.50%, 5/1/38, Pool #889692	449,565
300,855	5.50%, 5/1/38, Pool #889441	334,759
170,499	6.00%, 5/1/38, Pool #889466	194,926
284,386	5.50%, 6/1/38, Pool #995018	316,489
78,875	5.50%, 9/1/38, Pool #889995	87,764
192,608	6.00%, 10/1/38, Pool #889983	217,956
204,678	5.50%, 10/1/39, Pool #AD0362	229,412
190,705	5.50%, 12/1/39, Pool #AD0571	214,089
1,246,288	6.00%, 4/1/40, Pool #AL4141	1,409,821
253,173	6.50%, 5/1/40, Pool #AL1704	286,577
1,660,325	4.50%, 8/1/40, Pool #AD8036	1,795,660
134,040	6.00%, 9/1/40, Pool #AE0823	151,397
2,680,000	Class CY, Series 2010-136, 4.00%, 12/25/40	2,822,321
557,317	4.00%, 1/1/41, Pool #AE0835	590,962
182,387	2.90%, 2/1/41, Pool #AH6958(b)	191,846
1,623,330	5.00%, 4/1/41, Pool #AH6283	1,797,533
2,132,665	5.00%, 4/1/41, Pool #AH6176	2,361,348
277,164	6.00%, 6/1/41, Pool #AL4142	313,398
350,568	3.25%, 7/1/41, Pool #AL0533(b)	370,968
180,856	4.00%, 12/1/41, Pool #AJ4188	191,809
100,273	3.50%, 1/1/42, Pool #AK2073	102,904
46,659	3.50%, 5/1/42, Pool #AO3360	47,854
52,646	3.50%, 5/1/42, Pool #AO3128	53,995
175,437	4.00%, 5/1/42, Pool #AT6144	186,321
84,367	3.50%, 6/1/42, Pool #AO3107	86,581
85,957	3.50%, 6/1/42, Pool #AL2168	88,266
2,476,699	4.00%, 7/1/42, Pool #AL4244	2,630,378
82,720	3.50%, 7/1/42, Pool #AO8011	84,840
117,057	2.30%, 7/1/42, Pool #AO6482(b)	121,400
380,305	2.02%, 7/1/42, Pool #AP0006(b)	394,604
99,177	3.50%, 10/1/42, Pool #AQ0393	101,995
9,300,000	5.00%, 10/25/42	10,261,096
29,850,000	4.00%, 10/25/42	31,456,302
2,300,000	6.00%, 11/25/42	2,596,035
390,433	3.00%, 12/1/42, Pool #AB7271	386,915
331,121	3.00%, 12/1/42, Pool #AB7425	328,123
995,673	3.00%, 1/1/43, Pool #AB7458	986,357
682,049	3.00%, 1/1/43, Pool #AB7755	675,872
1,067,471	3.00%, 1/1/43, Pool #AB7567	1,057,477
987,103	3.00%, 1/1/43, Pool #AB7497	977,883
1,372,732	3.00%, 2/1/43, Pool #AL3162	1,361,577

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages
$494,043	3.50%, 2/1/43, Pool #AL2935	$507,008
370,090	3.00%, 2/1/43, Pool #AB7762	367,083
372,749	3.00%, 2/1/43, Pool #AB8558	369,720
679,244	3.00%, 3/1/43, Pool #AB8701	673,103
186,690	3.00%, 3/1/43, Pool #AR7576	184,485
264,911	4.00%, 3/1/43, Pool #AL3377	280,910
243,160	3.00%, 3/1/43, Pool #AB8830	240,958
88,605	3.00%, 3/1/43, Pool #AB8712	87,802
150,345	3.00%, 3/1/43, Pool #AR7568	148,455
269,238	3.00%, 3/1/43, Pool #AR9218	265,939
722,365	3.00%, 3/1/43, Pool #AR9194	716,495
353,627	3.00%, 4/1/43, Pool #AT2040	349,308
189,061	3.00%, 4/1/43, Pool #AT2043	186,823
189,725	3.00%, 4/1/43, Pool #AB8923	187,359
117,976	3.00%, 4/1/43, Pool #AT2037	116,518
640,172	3.00%, 4/1/43, Pool #AB9016	634,375
181,525	3.00%, 4/1/43, Pool #AB8924	179,376
282,967	3.00%, 4/1/43, Pool #AR8630	279,409
89,112	3.00%, 4/1/43, Pool #AB9033	88,304
456,586	3.00%, 5/1/43, Pool #AB9173	452,877
327,355	3.00%, 5/1/43, Pool #AB9462	325,304
730,850	3.00%, 5/1/43, Pool #AT2719	724,911
2,690,618	3.00%, 5/1/43, Pool #AT5974	2,668,788
276,654	3.00%, 5/1/43, Pool #AL3759	274,408
270,228	3.00%, 5/1/43, Pool #AT6654	268,032
1,133,938	4.00%, 5/1/43, Pool #AL3692	1,202,556
497,500	3.50%, 6/1/43, Pool #AR8582	510,248
127,697	3.00%, 6/1/43, Pool #AT7676	126,660
25,022	3.00%, 6/1/43, Pool #AB9564	24,865
388,829	3.00%, 6/1/43, Pool #AB9662	386,393
353,811	3.50%, 7/1/43, Pool #AT8464	363,311
2,788,541	3.50%, 7/1/43, Pool #AL4009	2,867,782
843,087	3.50%, 7/1/43, Pool #AL4010	865,215
1,012,213	3.50%, 7/1/43, Pool #AT7940	1,040,977
2,903,474	3.50%, 7/1/43, Pool #AL4014	2,981,480
1,574,030	3.50%, 7/1/43, Pool #AU1633	1,616,320
320,943	3.50%, 7/1/43, Pool #AT4327	330,063
191,265	3.50%, 8/1/43, Pool #AU0613	196,286
843,958	4.00%, 8/1/43, Pool #AL5096	894,951
941,259	3.50%, 8/1/43, Pool #AS0209	965,965
2,888,912	4.50%, 8/1/43, Pool #AL5097	3,122,426
23,809	3.50%, 8/1/43, Pool #AT7333	24,448
191,754	3.50%, 8/1/43, Pool #AU0570	196,787
97,030	3.50%, 8/1/43, Pool #AU3267	99,786
94,283	3.50%, 8/1/43, Pool #AU3270	96,758
23,392	3.50%, 8/1/43, Pool #AU3032	24,021
36,195	3.50%, 9/1/43, Pool #AT7267	37,168
40,538	3.50%, 10/1/43, Pool #AU7247	41,690
1,869,672	4.00%, 11/1/43, Pool #890567	1,985,719
961,826	3.50%, 12/1/43, Pool #AL4682	989,156
96,481	4.00%, 1/1/44, Pool #AS1460	102,469
174,462	3.50%, 1/1/44, Pool #AS1703	179,149
178,886	3.50%, 1/1/44, Pool #AS1539	183,693
111,978	3.50%, 1/1/44, Pool #AS1453	115,160
2,696,996	2.91%, 1/1/44, Pool #AV7743(b)	2,777,362
3,837,868	4.00%, 1/1/44, Pool #AL4685	4,070,244
384,522	4.00%, 1/1/44, Pool #AV2356	408,400
341,308	4.00%, 2/1/44, Pool #AL4915	362,494
864,406	4.00%, 2/1/44, Pool #AL4840	918,083
1,064,314	4.00%, 2/1/44, Pool #AS1773	1,130,404
34,884	3.50%, 6/1/44, Pool #AV8080	35,821
47,737	3.50%, 6/1/44, Pool #AW6405	49,020

Principal Amount		Fair Value
U.S. Government Agency Mortgages
$24,829	3.50%, 6/1/44, Pool #AS2591	$25,496
52,606	3.50%, 7/1/44, Pool #AW9544	54,019
26,558	3.50%, 8/1/44, Pool #AW4287	27,271
24,963	3.50%, 8/1/44, Pool #AW9207	25,673
100,195	3.50%, 8/1/44, Pool #AW7923	102,763
227,184	3.50%, 8/1/44, Pool #AS3034	233,640
369,966	3.50%, 8/1/44, Pool #AS3031	379,907
99,613	3.50%, 8/1/44, Pool #AW8558	102,166
100,152	3.50%, 9/1/44, Pool #AX0983	102,719
1,507,369	3.50%, 9/1/44, Pool #AX0832	1,546,004
50,000	3.50%, 9/1/44, Pool #AW8191	51,344
110,000	3.50%, 9/1/44, Pool #AX0830	113,126
50,316	3.50%, 9/1/44, Pool #AW8188	51,746
1,200,000	2.50%, 10/25/44	1,136,297
3,025,000	3.00%, 10/25/44	2,981,988
600,000	5.50%, 10/25/44	668,180
7,500,000	4.50%, 10/25/44	8,091,797
12,100,000	4.50%, 11/25/44	13,021,205
1,291,193	3.50%, 12/31/49, Pool #AL4543	1,324,281

		192,163,602

Government National Mortgage Association (12.6%)
57,413	4.50%, 9/15/33, Pool #615516	62,863
203,721	5.00%, 12/15/33, Pool #783571	226,374
61,302	6.50%, 8/20/38, Pool #4223	69,171
77,745	6.50%, 10/15/38, Pool #673213	88,139
34,784	6.50%, 11/20/38, Pool #4292	39,249
68,180	6.50%, 12/15/38, Pool #782510	77,295
650,991	5.00%, 1/15/39, Pool #782557	719,898
457,492	5.00%, 4/15/39, Pool #782619	505,774
46,269	5.00%, 6/15/39, Pool #782696	51,568
371,026	5.00%, 10/20/39, Pool #4559	412,791
108,982	4.50%, 1/15/40, Pool #728627	118,622
280,354	5.00%, 5/15/40, Pool #782958	311,096
304,458	4.50%, 7/15/40, Pool #745793	331,389
52,705	4.00%, 9/20/40, Pool #G24800	56,085
502,450	4.50%, 10/15/40, Pool #783609	546,833
97,874	4.00%, 10/20/40, Pool #G24833	104,160
1,364,853	4.00%, 12/20/40, Pool #G24882	1,452,654
1,028,870	4.00%, 1/20/41, Pool #004922	1,095,138
152,555	4.50%, 2/15/41, Pool #738019	165,995
17,385	4.00%, 2/20/41, Pool #4945	18,498
27,063	5.00%, 4/20/41, Pool #5018	30,068
59,171	5.00%, 6/20/41, Pool #5083	65,729
450,612	4.50%, 6/20/41, Pool #783590	490,820
1,010,205	4.50%, 7/20/41, Pool #5115	1,099,930
299,745	4.50%, 7/20/41, Pool #783584	326,407
30,341	5.00%, 7/20/41, Pool #5116	33,689
343,687	4.50%, 11/15/41, Pool #783610	374,004
1,100,000	3.00%, 10/15/42	1,107,477
196,883	3.50%, 10/20/42, Pool #MA0462	203,889
196,897	3.50%, 1/20/43, Pool #MA0699	203,909
4,704,323	3.50%, 4/20/43, Pool #MA0934	4,870,922

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments continued

September 30, 2014 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages
$97,907	4.00%, 7/20/43, Pool #MA1158	$103,975
500,000	5.00%, 10/15/43	549,971
6,072,432	3.50%, 7/20/44, Pool #MA2073	6,287,481
23,443,998	4.00%, 7/20/44, Pool #MA2074	24,897,082
4,191,307	4.00%, 8/20/44, Pool #MA2149	4,451,089
57,344	4.00%, 8/20/44, Pool #AJ2723	61,271
28,608	4.00%, 8/20/44, Pool #AJ4687	30,567
38,419,872	3.50%, 8/20/44, Pool #MA2148	39,780,474
24,963	4.00%, 8/20/44, Pool #AI4166	26,726
78,591	4.00%, 8/20/44, Pool #AI4167	83,974
2,800,000	4.00%, 10/15/44	2,969,968
400,000	4.50%, 10/15/44	433,812
2,100,000	3.50%, 10/15/44	2,169,891
10,900,000	3.00%, 10/20/44	10,968,976
3,300,000	4.50%, 10/20/44	3,578,953

		111,654,646

Total U.S. Government Agency Mortgages (Cost $340,891,567)		342,059,216

U.S. Treasury Obligations (25.2%):
U.S. Treasury Bonds (2.5%)
2,600,000	4.75%, 2/15/37	3,321,500
4,080,000	3.75%, 8/15/41	4,529,436
890,000	2.88%, 5/15/43	833,680
350,000	3.75%, 11/15/43	386,859
14,170,000	3.13%, 8/15/44	13,944,159

		23,015,634

U.S. Treasury Inflation Index Bonds (0.5%)
1,535,000	2.38%, 1/15/25	2,272,416
1,705,000	1.38%, 2/15/44	1,864,297

		4,136,713

U.S. Treasury Inflation Index Notes (2.6%)
11,220,000	0.13%, 4/15/19	11,435,790
12,280,000	0.13%, 7/15/24^	11,829,725

		23,265,515

U.S. Treasury Notes (19.6%)
18,600,000	0.50%, 9/30/16	18,569,477
50,069,400	1.00%, 9/15/17^	49,991,191
4,170,000	0.63%, 11/30/17	4,094,744
4,390,000	2.63%, 1/31/18	4,583,432
5,910,000	0.75%, 2/28/18	5,797,344
12,050,000	1.38%, 9/30/18	11,974,688
6,385,000	1.50%, 12/31/18	6,353,075
7,160,000	1.38%, 2/28/19	7,068,266
4,500,000	1.63%, 3/31/19	4,487,346
5,945,000	3.13%, 5/15/19	6,317,026
10,000	1.63%, 8/31/19^	9,931
9,535,000	1.75%, 9/30/19	9,522,338
17,557,400	2.00%, 8/31/21	17,320,094
31,708,300	2.13%, 9/30/21	31,510,123
95,000	2.38%, 8/15/24	93,902

		177,692,977

Total U.S. Treasury Obligations (Cost $228,003,834)		228,110,839

Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (10.2%):
92,043,806	Allianz Variable Insurance Products Securities Lending Collateral Trust (d)	$92,043,806

Total Securities Held as Collateral for Securities on Loan (Cost $92,043,806)		92,043,806

Shares		Fair Value
Unaffiliated Investment Company (10.5%):
95,245,061	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (c)	95,245,061

Total Unaffiliated Investment Company (Cost $95,245,061)		95,245,061

Total Investment Securities (Cost $1,120,661,162)(e) - 123.5%		1,124,247,552
Net other assets (liabilities) - (23.5)%		(217,723,059)

Net Assets - 100.0%		$906,524,493

Percentages indicated are based on net assets as of September 30, 2014.

GO	- General Obligation
MTN	- Medium Term Note
REMIC	- Real Estate Mortgage Investment Conduit

^	This security or a partial position of this security was on loan as of September 30, 2014. The total value of securities on loan as of September 30, 2014, was $89,679,684.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(b)	Variable rate security. The rate presented represents the rate in effect at September 30, 2014. The date presented represents the final maturity date.
(c)	The rate represents the effective yield at September 30, 2014.
(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2014.
(e)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments continued

September 30, 2014 (Unaudited)

Securities Sold Short (-8.7%):

Security Description	Coupon Rate	Maturity Date	Par Amount	Proceeds Received	Fair Value	Unrealized Appreciation/ Deprecation
Federal Home Loan Mortgage Corporation	3.00%	10/15/44	$(5,200,000)	$(5,140,687)	$(5,133,783)	$6,904
Federal National Mortgage Association	3.00%	11/25/43	(2,200,000)	(2,157,125)	(2,162,617)	(5,492)
Government National Mortgage Association	3.50%	11/20/44	(39,000,000)	(40,142,188)	(40,297,967)	(155,779)
Federal National Mortgage Association	3.50%	10/25/28	(1,200,000)	(1,261,875)	(1,261,406)	469
Federal National Mortgage Association	3.50%	10/25/44	(8,117,500)	(8,288,073)	(8,296,973)	(8,900)
Government National Mortgage Association	4.00%	10/20/44	(24,800,000)	(26,289,125)	(26,282,185)	6,940

				$(83,279,073)	$(83,434,931)	$(155,858)

Futures Contracts

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
Euro-Bund December Futures	Short	12/8/14	(55)	$(10,398,065)	$(80,474)
Ultra Long Term U.S. Treasury Bond December Futures	Short	12/19/14	(48)	(7,320,000)	86,558
Euro 90-Day December Futures	Short	12/15/14	(14)	(3,491,425)	(543)
U.S. Treasury 30-Year Bond December Futures	Long	12/19/14	144	19,858,500	(240,642)
U.S. Treasury 2-Year Note December Futures	Long	12/31/14	186	40,704,938	(20,831)
U.S. Treasury 5-Year Note December Futures	Long	12/31/14	10	1,182,578	(4,319)
U.S. Treasury 10-Year Note December Futures	Long	12/19/14	209	26,049,891	(119,150)

Total					$(379,401)

Forward Currency Contracts

At September 30, 2014, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
European Euro	JPMorgan Chase	10/21/14	318,000	$430,325	$401,658	$28,667

				$430,325	$401,658	$28,667

See accompanying notes to the schedules of portfolio investments.

AZL Federated Clover Small Value Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (97.1%):
Aerospace & Defense (3.8%):
68,250	Curtiss-Wright Corp.	$4,499,040
46,540	Esterline Technologies Corp. *^	5,178,505
86,150	Hexcel Corp. *	3,420,155
43,700	Triumph Group, Inc. ^	2,842,685

		15,940,385

Auto Components (0.7%):
55,650	Tenneco, Inc. *^	2,911,052

Banks (13.9%):
150,418	Capital Bank Financial Corp. *	3,591,982
48,410	City Holding Co. ^	2,039,513
495,625	F.N.B. Corp. ^	5,942,544
160,700	First Midwest Bancorp, Inc.	2,585,663
706,073	Investors Bancorp, Inc. ^	7,152,519
142,450	MB Financial, Inc. ^	3,943,016
105,175	PacWest Bancorp	4,336,365
183,200	Popular, Inc. *	5,392,492
558,500	Susquehanna Bancshares, Inc. ^	5,585,000
264,403	Synovus Financial Corp. ^	6,250,487
200,675	Talmer Bancorp, Inc., Class A	2,775,335
169,625	Webster Financial Corp. ^	4,942,873
88,375	Wintrust Financial Corp.	3,947,711

		58,485,500

Biotechnology (0.9%):
26,075	Cubist Pharmaceuticals, Inc. *^	1,729,816
267,350	Spectrum Pharmaceuticals, Inc. *^	2,176,229

		3,906,045

Chemicals (2.0%):
126,050	Chemtura Corp. *^	2,940,747
205,950	Huntsman Corp.	5,352,640

		8,293,387

Commercial Banks (0.1%):
15,875	Ameris Bancorp	348,456

Commercial Services & Supplies (0.8%):
32,500	UniFirst Corp.	3,139,175

Communications Equipment (2.0%):
204,075	Ciena Corp. *^	3,412,134
228,175	SeaChange International, Inc. *	1,588,098
58,875	ViaSat, Inc. *^	3,245,190

		8,245,422

Construction & Engineering (1.0%):
50,300	Granite Construction, Inc. ^	1,600,043
94,800	Tutor Perini Corp. *	2,502,720

		4,102,763

Containers & Packaging (1.1%):
182,625	Berry Plastics Group, Inc. *	4,609,455

Diversified Consumer Services (0.5%):
196,425	Bridgepoint Education, Inc. *^	2,192,103

Diversified Financial Services (1.3%):
238,950	FXCM, Inc. ^	3,787,358
76,000	PHH Corp. *^	1,699,360

		5,486,718

Electric Utilities (4.4%):
80,625	Cleco Corp. ^	3,882,094
310,725	Great Plains Energy, Inc. ^	7,510,222

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
126,775	IDACORP, Inc. ^	$6,796,408

		18,188,724

Electronic Equipment, Instruments & Components (1.3%):
28,475	Anixter International, Inc.	2,415,820
64,023	CTS Corp.	1,017,325
96,575	Insight Enterprises, Inc. *	2,185,492

		5,618,637

Energy Equipment & Services (2.2%):
96,200	Exterran Holdings, Inc. ^	4,262,622
464,150	Precision Drilling Corp.	5,008,179

		9,270,801

Food Products (1.2%):
562,650	Rite AID Corp. *^	2,723,226
61,450	WhiteWave Foods Co., Class A *	2,232,479

		4,955,705

Gas Utilities (1.3%):
114,950	Atmos Energy Corp. ^	5,483,115

Health Care Equipment & Supplies (2.8%):
48,825	Alere, Inc. *^	1,893,434
81,050	Cynosure, Inc., Class A *	1,702,050
134,834	Merit Medical Systems, Inc. *	1,601,828
98,100	Tornier NV *	2,344,590
138,300	Wright Medical Group, Inc. *^	4,190,489

		11,732,391

Health Care Providers & Services (1.7%):
69,975	Magellan Health Services, Inc. *	3,829,732
54,250	WellCare Health Plans, Inc. *^	3,273,445

		7,103,177

Hotels Restaurants & Leisure (0.5%):
191,025	Belmond, Ltd., Class A *	2,227,352

Household Durables (1.7%):
164,000	KB Home ^	2,450,160
96,275	La-Z-Boy, Inc. ^	1,905,282
49,400	Tempur-Pedic International, Inc. *^	2,774,798

		7,130,240

Independent Power and Renewable Electricity Producers (0.9%):
135,525	Dynegy, Inc. *	3,911,252

Insurance (6.4%):
137,175	American Equity Investment Life Holding Co. ^	3,138,564
84,497	Argo Group International Holdings, Ltd.	4,251,044
385,925	CNO Financial Group, Inc.	6,545,287
145,825	Fidelity & Guaranty Life ^	3,113,364
103,325	Hanover Insurance Group, Inc. (The) ^	6,346,221
281,825	Maiden Holdings, Ltd.	3,122,621

		26,517,101

Internet Software & Services (0.3%):
29,100	j2 Global, Inc. ^	1,436,376

IT Services (1.1%):
101,225	CSG Systems International, Inc.	2,660,193
78,525	Unisys Corp. *^	1,838,270

		4,498,463

Continued

AZL Federated Clover Small Value Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Life Sciences Tools & Services (0.4%):
89,875	Bruker Corp. *^	$1,664,036

Machinery (2.4%):
96,150	Barnes Group, Inc. ^	2,918,153
98,150	Terex Corp. ^	3,118,226
85,425	Trinity Industries, Inc. ^	3,991,055

		10,027,434

Marine (0.5%):
249,775	Diana Shipping, Inc. *^	2,232,989

Media (2.4%):
77,125	Carmike Cinemas, Inc. *^	2,389,333
86,525	Cinemark Holdings, Inc. ^	2,945,311
135,025	Lions Gate Entertainment Corp. ^	4,451,774

		9,786,418

Metals & Mining (1.7%):
208,350	Stillwater Mining Co. *^	3,131,501
60,650	US Silica Holdings, Inc. ^	3,791,231

		6,922,732

Oil, Gas & Consumable Fuels (4.9%):
231,325	Bill Barrett Corp. *^	5,098,403
183,175	Newfield Exploration Co. *	6,790,298
409,025	SandRidge Energy, Inc. *^	1,754,717
96,225	Teekay Shipping Corp.	6,385,491

		20,028,909

Pharmaceuticals (1.1%):
105,650	Impax Laboratories, Inc. *	2,504,962
89,300	Medicines Co. (The) *^	1,993,176

		4,498,138

Professional Services (1.0%):
36,450	Dun & Bradstreet Corp.	4,281,782

Real Estate Investment Trusts (REITs) (11.1%):
323,425	Colony Financial, Inc. ^	7,238,251
355,050	FelCor Lodging Trust, Inc. ^	3,323,268
246,875	First Potomac Realty Trust	2,900,781
137,375	LaSalle Hotel Properties ^	4,703,720
359,800	Lexington Realty Trust ^	3,522,442
528,275	MFA Financial, Inc.	4,109,980
561,625	New Residential Investment Corp. ^	3,274,274
269,462	NorthStar Realty Finance Corp. ^	4,761,393
253,800	Starwood Property Trust, Inc. ^	5,573,447
122,985	Starwood Waypoint Residential Trust	3,198,840
82,925	Sun Communities, Inc. ^	4,187,713

		46,794,109

Road & Rail (1.3%):
257,250	Swift Transportation Co. *^	5,397,105

Semiconductors & Semiconductor Equipment (5.2%):
106,725	Advanced Energy Industries, Inc. *	2,005,363
295,025	Atmel Corp. *	2,383,802
339,950	Brooks Automation, Inc.	3,572,874
226,625	Cypress Semiconductor Corp. ^	2,237,922
141,150	Fairchild Semiconductor International, Inc. *	2,192,060
220,150	Lattice Semiconductor Corp. *	1,651,125
73,325	MKS Instruments, Inc.	2,447,588

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
54,775	Tessera Technologies, Inc. ^	$1,455,920
109,875	Veeco Instruments, Inc. *^	3,840,130

		21,786,784

Software (0.6%):
43,525	Verint Systems, Inc. *^	2,420,425

Specialty Retail (2.0%):
248,150	American Eagle Outfitters, Inc. ^	3,603,138
80,600	GNC Holdings, Inc., Class A	3,122,444
57,625	Rent-A-Center, Inc. ^	1,748,919

		8,474,501

Technology Hardware, Storage & Peripherals (0.4%):
1,321,066	Quantum Corp. *	1,532,437

Textiles, Apparel & Luxury Goods (3.1%):
120,275	Crocs, Inc. *^	1,513,060
65,250	Deckers Outdoor Corp. *^	6,340,994
58,425	Skechers U.S.A., Inc., Class A *^	3,114,637
94,150	Vera Bradley, Inc. *^	1,947,022

		12,915,713

Thrifts & Mortgage Finance (3.6%):
178,878	Flushing Financial Corp.	3,268,101
50,600	Provident Financial Services, Inc.	828,322
390,375	Radian Group, Inc. ^	5,566,747
72,575	WSFS Financial Corp.	5,197,096

		14,860,266

Tobacco (1.0%):
182,963	Vector Group, Ltd. ^	4,058,108

Trading Companies & Distributors (0.5%):
54,625	H&E Equipment Services, Inc. ^	2,200,295

Total Common Stocks (Cost $378,087,850)		405,615,976

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (28.3%):
$118,288,250	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	118,288,250

Total Securities Held as Collateral for Securities on Loan (Cost $118,288,250)		118,288,250

Unaffiliated Investment Company (3.2%):
13,454,438	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	13,454,438

Total Unaffiliated Investment Company (Cost $13,454,438)		13,454,438

Total Investment Securities (Cost $509,830,538)(c) - 128.6%		537,358,664
Net other assets (liabilities) - (28.6)%		(119,666,704)

Net Assets - 100.0%		$417,691,960

Continued

AZL Federated Clover Small Value Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Percentages indicated are based on net assets as of September 30, 2014.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2014. The total value of securities on loan as of September 30, 2014, was $113,339,086.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2014.
(b)	The rate represents the effective yield at September 30, 2014.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

See accompanying notes to the schedules of portfolio investments.

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (58.5%):
Aerospace & Defense (0.9%):
87,790	BAE Systems plc	$670,725
19,530	BE Aerospace, Inc. *	1,639,348
6,360	Boeing Co. (The)	810,137
18,753	Huntington Ingalls Industries, Inc.	1,954,251
7,200	Lockheed Martin Corp. ^	1,316,016
6,370	Raytheon Co. ^	647,319

		7,037,796

Air Freight & Logistics (0.4%):
3,390	FedEx Corp.	547,316
204,142	TNT Express NV ^	1,284,253
7,540	United Parcel Service, Inc., Class B	741,106

		2,572,675

Airlines (0.7%):
205,190	Deutsche Lufthansa AG, Registered Shares	3,240,078
296,020	International Consolidated Airlines Group SA *	1,760,120

		5,000,198

Auto Components (0.3%):
26,971	Compagnie Generale des Establissements Michelin SCA, Class B	2,535,899

Automobiles (1.1%):
40,000	Ford Motor Co.	591,600
127,382	General Motors Co.	4,068,581
265,200	Nissan Motor Co., Ltd.	2,587,895
26,700	Toyota Motor Corp.	1,569,292

		8,817,368

Banks (6.0%):
100,000	Bank of America Corp.	1,705,000
37,480	BNP Paribas SA	2,478,194
23,852	CIT Group, Inc.	1,096,238
120,990	Citigroup, Inc.	6,269,701
24,966	Citizens Financial Group, Inc. *	584,704
9,886	Columbia Banking System, Inc.	245,272
51,180	Commerzbank AG *	762,164
5,306	Commonwealth Bank of Australia	348,360
153,240	Credit Agricole SA	2,302,162
111,000	DBS Group Holdings, Ltd.	1,600,727
249,352	HSBC Holdings plc	2,549,586
38,540	HSBC Holdings plc	392,176
8,619	ICICI Bank, Ltd., ADR	423,193
109,950	JPMorgan Chase & Co.	6,623,387
81,443	KB Financial Group, Inc.	2,967,661
48,622	PNC Financial Services Group, Inc.	4,161,071
9,100	Royal Bank of Canada	650,522
7,304	Societe Generale	371,208
95,633	SunTrust Banks, Inc.	3,636,923
9,400	Toronto-Dominion Bank (The)	463,956
364,398	UniCredit SpA	2,853,260
91,841	Wells Fargo & Co.	4,763,793

		47,249,258

Beverages (0.5%):
6,095	Coca-Cola Enterprises, Inc.	270,374
37,254	PepsiCo, Inc.	3,467,975

		3,738,349

Shares		Fair Value
Common Stocks, continued
Biotechnology (0.4%):
25,440	Amgen, Inc.	$3,573,302

Capital Markets (0.9%):
166,654	Credit Suisse Group AG ^	4,595,198
74,040	Morgan Stanley	2,559,563

		7,154,761

Chemicals (1.3%):
12,000	Agrium, Inc.	1,068,000
37,598	Akzo Nobel NV	2,561,042
62,170	Dow Chemical Co. (The) ^	3,260,195
27,620	E.I. du Pont de Nemours and Co. ^	1,982,011
15,000	LyondellBasell Industries NV, Class A	1,629,900
13,950	Mosaic Co. (The)	619,520

		11,120,668

Commercial Services & Supplies (0.4%):
230	CEVA Group plc *	252,615
28,550	Republic Services, Inc., Class A ^	1,114,021
214,018	Serco Group plc	991,162
16,210	Waste Management, Inc. ^	770,461

		3,128,259

Communications Equipment (1.0%):
252,209	Cisco Systems, Inc.	6,348,101
145,920	Telefonaktiebolaget LM Ericsson, B Shares	1,842,479

		8,190,580

Construction & Engineering (0.2%):
31,440	FLSmidth & Co. A/S ^	1,497,651

Construction Materials (0.3%):
110,471	CRH plc	2,510,460

Consumer Finance (0.1%):
44,980	Ally Financial, Inc. *	1,040,837

Containers & Packaging (0.2%):
47,384	MeadWestvaco Corp.	1,939,901

Diversified Consumer Services (0.0%):
7,063	Cengage Learning Holdings II, LP *	222,485

Diversified Financial Services (0.6%):
1,251	Bond Street Holdings LLC, Class A *(a)	26,990
307,744	ING Groep NV *	4,376,756

		4,403,746

Diversified Telecommunication Services (1.9%):
76,170	AT&T, Inc. ^	2,684,230
10,000	CenturyLink, Inc. ^	408,900
27,407	China Telecom Corp., Ltd., ADR	1,683,612
414,460	Koninklijke (Royal) KPN NV *	1,322,922
548,520	Singapore Telecommunications, Ltd.	1,630,569
205,627	Telefonica SA	3,176,918
84,310	Telstra Corp., Ltd.	389,980
34,930	Verizon Communications, Inc. ^	1,746,151
21,203	Verizon Communications, Inc.	1,062,343
43,572	Vivendi	1,049,944

		15,155,569

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electric Utilities (1.7%):
15,000	American Electric Power Co., Inc.	$783,150
30,897	Duke Energy Corp. ^	2,310,169
24,782	Entergy Corp.	1,916,392
85,050	Exelon Corp. ^	2,899,354
24,000	FirstEnergy Corp. ^	805,680
200,000	HK Electric Investments, Ltd. (b)	131,612
16,670	NextEra Energy, Inc. ^	1,564,980
22,920	PPL Corp. ^	752,693
61,260	Southern Co. (The) ^	2,673,999

		13,838,029

Electrical Equipment (0.1%):
23,560	Alstom SA *	804,528
101,615	Dongfang Electric Corp., Ltd., H Shares ^	182,726

		987,254

Electronic Equipment, Instruments & Components (0.1%):
49,730	Flextronics International, Ltd. *	513,214

Energy Equipment & Services (1.2%):
49,881	Baker Hughes, Inc.	3,245,257
14,186	Ensco plc, Class A, ADR ^	586,024
52,650	Fugro NV	1,592,042
62,130	Noble Corp. plc	1,380,528
20,710	Paragon Offshore plc *^	127,367
65,389	Saipem SpA *^	1,384,064
2,889	Technip-Coflexip SA	242,377
59,144	Transocean, Ltd. ^	1,890,834

		10,448,493

Food & Staples Retailing (1.7%):
49,386	CVS Caremark Corp.	3,930,632
55,244	Kroger Co. (The)	2,872,688
57,540	Metro AG *^	1,895,010
679,583	Tesco plc	2,032,670
49,803	Walgreen Co.	2,951,824

		13,682,824

Gas Utilities (0.0%):
2,870	AGL Resources, Inc. ^	147,346

Health Care Equipment & Supplies (1.5%):
78,200	Getinge AB, B Shares	1,967,966
141,740	Medtronic, Inc. ^	8,780,793
15,672	Stryker Corp.	1,265,514

		12,014,273

Health Care Providers & Services (0.4%):
39,788	CIGNA Corp.	3,608,374

Independent Power and Renewable Electricity Producers (0.3%):
15,370	Dynegy, Inc. *	443,578
61,463	NRG Energy, Inc.	1,873,392

		2,316,970

Industrial Conglomerates (0.7%):
115,820	General Electric Co. ^	2,967,308
37,630	Koninklijke Philips Electronics NV	1,197,850
14,360	Siemens AG, Registered Shares	1,711,310

		5,876,468

Insurance (3.5%):
26,287	ACE, Ltd.	2,756,718
5,453	Alleghany Corp. *	2,280,172

Shares		Fair Value
Common Stocks, continued
Insurance, continued
31,483	Allstate Corp. (The)	$1,932,112
136,826	American International Group, Inc.	7,391,340
287,997	Aviva plc	2,429,020
86,573	AXA SA	2,131,778
56,346	MetLife, Inc.	3,026,907
8,320	Muenchener Rueckversicherungs-Gesellschaft AG	1,646,613
27,000	NN Group NV *	781,607
22,760	Swiss Re AG	1,812,898
980	White Mountains Insurance Group, Ltd.	617,469
4,951	Zurich Insurance Group AG	1,472,537

		28,279,171

Life Sciences Tools & Services (0.1%):
34,300	QIAGEN NV *	780,612

Machinery (0.6%):
18,704	Caterpillar, Inc. ^	1,852,258
134,634	CNH Industrial NV	1,070,643
8,060	Deere & Co. ^	660,839
3,788	Federal Signal Corp.	50,153
41,856	Navistar International Corp. *^	1,377,481

		5,011,374

Marine (0.4%):
1,415	A.P. Moller - Maersk A/S, Class B	3,353,237

Media (3.3%):
90,400	British Sky Broadcasting Group plc	1,285,486
47,115	CBS Corp., Class B	2,520,653
80,502	Comcast Corp., Class A ^	4,306,856
83,860	News Corp., Class A *	1,371,111
59,790	Reed Elsevier NV	1,354,646
182,779	Reed Elsevier plc	2,916,962
24,801	Time Warner Cable, Inc.	3,558,695
19,939	Time Warner Cable, Inc.	1,499,612
5,213	Tribune Co. *(a)	—
4,015	Tribune Co. *	264,187
2,462	Tribune Co., B Shares *	162,000
1,618	Tribune Publishing Co. *	32,651
63,920	Twenty-First Century Fox, Inc.	2,191,817
120,534	Twenty-First Century Fox, Inc., Class B	4,014,988
7,740	Walt Disney Co. (The)	689,092

		26,168,756

Metals & Mining (2.3%):
39,872	Anglo American plc	887,789
11,046	AngloGold Ashanti, Ltd., ADR *	132,552
27,100	Barrick Gold Corp., ADR	397,286
65,240	BHP Billiton plc	1,811,036
127,985	Freeport-McMoRan Copper & Gold, Inc.	4,178,710
33,460	Goldcorp, Inc.	770,584
135,653	Mining and Metallurgical Co. Norilsk Nickel, ADR	2,520,433
8,511	POSCO	2,608,943
67,180	Rio Tinto plc, Registered Shares, ADR ^	3,303,912

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
65,876	ThyssenKrupp AG *	$1,729,566

		18,340,811

Multiline Retail (0.7%):
16,252	Kohl’s Corp. ^	991,860
156,610	Marks & Spencer Group plc	1,022,799
64,120	Target Corp. ^	4,019,041

		6,033,700

Multi-Utilities (0.8%):
17,270	Dominion Resources, Inc. ^	1,193,184
49,310	PG&E Corp.	2,220,923
22,060	Public Service Enterprise Group, Inc.	821,514
11,070	Sempra Energy ^	1,166,557
3,650	TECO Energy, Inc.	63,437
27,390	Xcel Energy, Inc. ^	832,656

		6,298,271

Oil, Gas & Consumable Fuels (6.7%):
40,280	Apache Corp.	3,781,084
75,548	BG Group plc	1,389,473
80,765	BP plc, ADR ^	3,549,622
409,021	BP plc	2,996,714
39,300	Canadian Oil Sands, Ltd.	725,074
22,950	Chevron Corp.	2,738,394
543,000	China Shenhua Energy Co., Ltd.	1,515,668
33,229	CONSOL Energy, Inc.	1,258,050
124,593	Eni SpA	2,957,506
23,580	Exxon Mobil Corp.	2,217,699
133,040	Galp Energia SGPS SA, B Shares	2,158,093
12,340	HollyFrontier Corp.	539,011
1,152,000	Kunlun Energy Co., Ltd.	1,662,099
19,051	LUKOIL, ADR	969,696
81,296	Marathon Oil Corp.	3,055,917
22,280	Murphy Oil Corp.	1,267,955
62,662	Petroleo Brasileiro SA, ADR	933,037
103,727	Royal Dutch Shell plc, A Shares	3,958,662
56,209	Royal Dutch Shell plc, ADR	4,279,191
460	Royal Dutch Shell plc, A Shares	17,543
54,908	Royal Dutch Shell plc, B Shares	2,165,679
22,490	Spectra Energy Corp. ^	882,957
106,688	Talisman Energy, Inc.	922,851
21,350	Talisman Energy, Inc.	184,678
295,454	Talisman Energy, Inc. ^	2,556,661
52,650	Total SA	3,402,250
23,740	Total SA, Sponsored ADR	1,530,043
23,280	Williams Cos., Inc. (The)	1,288,548

		54,904,155

Paper & Forest Products (0.3%):
54,506	International Paper Co.	2,602,116

Personal Products (0.2%):
136,522	Avon Products, Inc.	1,720,177

Pharmaceuticals (6.1%):
7,177	Actavis, Inc. plc *	1,731,667
13,624	AstraZeneca plc	975,931
55,751	Eli Lilly & Co.	3,615,452
131,682	GlaxoSmithKline plc	3,013,479
35,571	Hospira, Inc. *	1,850,759
15,000	Johnson & Johnson Co.	1,598,850
204,334	Merck & Co., Inc.	12,112,919

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
21,980	Merck KGaA	$2,025,424
177,360	Pfizer, Inc. ^	5,244,535
18,620	Roche Holding AG	5,514,576
15,000	Sanofi-Aventis SA, ADR	846,450
21,470	Sanofi-Aventis SA	2,421,848
155,012	Teva Pharmaceutical Industries, Ltd., ADR	8,331,895

		49,283,785

Professional Services (0.0%):
7,005	Randstad Holding NV ^	325,251

Real Estate Investment Trusts (REITs) (0.1%):
2,556	Alexander’s, Inc.	955,714
26,254	Scentre Group *	75,170

		1,030,884

Real Estate Management & Development (0.0%):
13,131	Canary Wharf Group plc *(c)	96,915
2,292	Forestar Group, Inc. *	40,614

		137,529

Semiconductors & Semiconductor Equipment (1.3%):
71,480	Intel Corp. ^	2,488,934
6,094	Samsung Electronics Co., Ltd.	6,823,149
19,910	Texas Instruments, Inc. ^	949,508
12,300	Xilinx, Inc.	520,905

		10,782,496

Software (2.2%):
285,250	Microsoft Corp.	13,224,189
14,870	Oracle Corp.	569,224
12,060	SAP AG	869,547
145,068	Symantec Corp.	3,410,549

		18,073,509

Sovereign Bonds (0.1%):
85,800	Bangkok Bank Public Co., Ltd.	539,816

Specialty Retail (0.4%):
34,252	Best Buy Co., Inc. ^	1,150,525
469,761	Kingfisher plc	2,461,698

		3,612,223

Technology Hardware, Storage & Peripherals (1.9%):
69,379	Apple, Inc.	6,989,935
126,490	Hewlett-Packard Co.	4,486,600
166,600	Konica Minolta Holdings, Inc.	1,805,245
202,915	Xerox Corp.	2,684,565

		15,966,345

Tobacco (1.5%):
55,557	Altria Group, Inc.	2,552,289
68,957	British American Tobacco plc	3,875,405
53,768	Imperial Tobacco Group plc	2,312,531
52,720	Lorillard, Inc.	3,158,455
13,457	Philip Morris International, Inc.	1,122,314

		13,020,994

Wireless Telecommunication Services (1.1%):
49,000	China Mobile, Ltd.	575,201
120,852	Mobile TeleSystems, ADR	1,805,529

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Wireless Telecommunication Services, continued
164,437	Turkcell Iletisim Hizmetleri AS, ADR *	$2,160,702
1,304,159	Vodafone Group plc	4,298,280

		8,839,712

Total Common Stocks (Cost $403,931,276)		475,427,931

Preferred Stocks (0.4%):
Automobiles (0.2%):
6,455	Volkswagen AG	1,339,932

Banks (0.0%):
6,800	GMAC Capital Trust I	180,948

Capital Markets (0.0%):
10,000	Morgan Stanley, Series I	250,700

Metals & Mining (0.1%):
20,000	Alcoa, Inc., Series 1	998,000

Multi-Utilities (0.1%):
9,300	Dominion Resources, Inc.	464,070

Total Preferred Stocks (Cost $3,558,814)		3,233,650

Convertible Preferred Stocks (0.3%):
Banks (0.2%):
800	Bank of America Corp., Series L	917,199
416	Wells Fargo & Co., Series L, Class A, 0.02%	500,240

		1,417,439

Commercial Services & Supplies (0.0%):
6	CEVA Group plc, Series A-1	9,300
49	CEVA Group plc, Series A-2	53,405

		62,705

Insurance (0.0%):
4,200	MetLife, Inc., 0.65%	129,318

Multi-Utilities (0.0%):
2,500	Dominion Resources, Inc., Series B	140,625
2,500	Dominion Resources, Inc., Series A	140,150

		280,775

Oil, Gas & Consumable Fuels (0.1%):
100	Chesapeake Energy Corp., Series A (b)	110,938
3,500	SandRidge Energy, Inc., 0.31%	311,500

		422,438

Real Estate Investment Trusts (REITs) (0.0%):
2,500	FelCor Lodging Trust, Inc., Series A, 30.46%^	64,024

Total Convertible Preferred Stocks (Cost $1,989,072)		2,376,699

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Bonds (0.7%):
Automobiles (0.2%):
$1,500,000	Volkswagen International Finance NV, 5.50%, 11/9/15(b)	$1,962,296

Banks (0.1%):
1,000,000	JPMorgan Chase & Co., Series Q, 5.15%, 12/29/49, Callable 5/1/23 @ 100, Perpetual Bond^(d)	952,500

Construction Materials (0.1%):
455,000	Cemex SAB de C.V., 3.25%, 3/15/16	641,265
300,000	Cemex SAB de C.V., 3.75%, 3/15/18	441,563

		1,082,828

Oil, Gas & Consumable Fuels (0.3%):
2,000,000	Cobalt International Energy, Inc., 3.13%, 5/15/24	1,787,500

Total Convertible Bonds (Cost $5,614,263)		5,785,124

Floating Rate Loans (0.5%):
Diversified Financial Services (0.1%):
3,860,813	Lehman Brothers Holdings, Inc., 0.00%, 12/29/49(d)	951,690

Electric Utilities (0.0%):
149,307	Texas Competitive Electric Holdings Co. LLC, 4.65%, 10/10/17(d)	110,301

Hotels, Restaurants & Leisure (0.1%):
369,000	Caesars Entertainment Operating Co., Inc., 9.75%, 3/1/17(d)	349,628
89,801	Caesars Entertainment Operating Co., Inc., 4.45%, 1/28/18(d)	81,619
429,156	Caesars Entertainment Operating Co., Inc., 5.45%, 1/28/18(d)	390,875

		822,122

Machinery (0.1%):
483,718	Navistar International Corp., 5.75%, 8/17/17(d)	484,322

Media (0.1%):
43,890	Cengage Learning Acquisitions, Inc., 7.00%, 3/31/20(d)	43,796
284	Clear Channel Communications, Inc., 3.81%, 1/19/16(d)	279
4,275	Clear Channel Communications, Inc., 3.81%, 1/29/16(d)	4,230
430,631	Clear Channel Communications, Inc., 6.91%, 1/30/19(d)	410,947

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Floating Rate Loans, continued
Media, continued
$138,444	Clear Channel Communications, Inc., 7.66%, 7/30/19(d)	$135,378

		594,630

Oil, Gas & Consumable Fuels (0.1%):
1,000,000	Fieldwood Energy LLC, 8.38%, 9/30/20(d)	1,001,251
26,568	NGPL PipeCo LLC, 6.75%, 9/15/17(d)	26,443
57,000	Walter Energy, Inc., 0.00%, 4/1/18(d)	52,298

		1,079,992

Specialty Retail (0.0%):
224,788	Toys “R” Us, 0.00%, 9/1/16(d)	219,168

Total Floating Rate Loans (Cost $5,031,078)		4,262,225

Equity-Linked Securities (0.5%):
Banks (0.3%):
7,000	Barclays Bank plc, Series 0000, 6.00%(b)	730,380
7,500	Barclays Bank plc, Series 0000, 6.00%, 12/24/14*(b)	499,538
20,000	Wells Fargo & Co., Series 0000, 7.00%, 12/4/14*(b)	613,400

		1,843,318

Diversified Financial Services (0.2%):
20,000	Citigroup, Inc., Series 0000, 6.00%(b)	658,886
75,000	Citigroup, Inc., Series 0000, 6.00%, 10/10/14(b)	1,204,500

		1,863,386

Total Equity-Linked Securities (Cost $3,462,651)		3,706,704

Corporate Bonds (7.0%):
Aerospace & Defense (0.0%):
100,000	TransDigm Group, Inc., 6.00%, 7/15/22, Callable 7/15/17 @ 104.5(b)	98,750
100,000	TransDigm Group, Inc., 6.50%, 7/15/24, Callable 7/15/19 @ 103.25(b)	99,625

		198,375

Auto Components (0.2%):
100,000	Goodyear Tire & Rubber Co., 8.25%, 8/15/20, Callable 8/15/15 @ 104.13	107,000
1,600,000	Goodyear Tire & Rubber Co., 6.50%, 3/1/21, Callable 3/1/16 @ 104.88	1,664,000

		1,771,000

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Automobiles (0.1%):
$200,000	Chrysler GP / Chrysler CG Co. Issuer, 8.00%, 6/15/19, Callable 6/15/15 @ 104	$212,250
400,000	Chrysler GP / Chrysler CG Co. Issuer, 8.25%, 6/15/21, Callable 6/15/15 @ 104.13^	436,000

		648,250

Banks (0.1%):
250,000	JPMorgan Chase & Co., Series 1, 7.90%, 4/29/49, Callable 4/30/18 @ 100(d)	270,625
200,000	Wells Fargo & Co., Series S, 5.90%, 12/31/49, Callable 6/15/24 @ 100(d)	203,750

		474,375

Capital Markets (0.1%):
500,000	E*TRADE Financial Corp., 6.00%, 11/15/17, Callable 11/15/14 @ 103	515,000

Commercial Services & Supplies (0.1%):
475,000	CEVA Group plc, 4.00%, 5/1/18, Callable 11/10/14 @ 101(b)	443,531

Diversified Consumer Services (0.1%):
500,000	Laureate Education, Inc., 9.25%, 9/1/19, Callable 9/1/15 @ 106.94(b)	502,500

Diversified Telecommunication Services (0.3%):
200,000	CenturyLink, Inc., Series W, 6.75%, 12/1/23^	214,500
1,700,000	Verizon Communications, Inc., 5.15%, 9/15/23	1,882,527

		2,097,027

Electric Utilities (0.0%):
200,000	NRG Yield Operating LLC, 5.38%, 8/15/24(b)	201,000

Food & Staples Retailing (0.1%):
300,000	JBS USA LLC / JBS USA Finance Corp., 8.25%, 2/1/20, Callable 2/1/15 @ 106.19(b)	319,500
161,000	JBS USA LLC / JBS USA Finance Corp., 7.25%, 6/1/21, Callable 6/1/15 @ 105.44(b)	169,050
200,000	US Foods, Inc., 8.50%, 6/30/19, Callable 11/10/14 @ 106.38	212,050
300,000	WhiteWave Foods Co., 5.38%, 10/1/22^	303,000

		1,003,600

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Health Care Providers & Services (0.5%):
$100,000	CHS/Community Health Systems, Inc., 5.13%, 8/1/21, Callable 2/1/17 @ 103.84(b)	$100,250
300,000	CHS/Community Health Systems, Inc., 6.88%, 2/1/22, Callable 2/1/18 @ 103.44(b)	313,125
299,000	HCA, Inc., 6.50%, 2/15/16	312,081
800,000	HCA, Inc., 7.50%, 2/15/22	900,000
500,000	HCA, Inc., 5.88%, 5/1/23^	511,250
1,400,000	Tenet Healthcare Corp., 8.13%, 4/1/22	1,536,500

		3,673,206

Hotels, Restaurants & Leisure (0.1%):
500,000	MGM Resorts International, 10.00%, 11/1/16^	563,750
200,000	MGM Resorts International, 6.75%, 10/1/20^	213,000

		776,750

Household Products (0.2%):
300,000	Reynolds Group Issuer LLC / Reynolds Group Issuer, Inc., 7.88%, 8/15/19, Callable 8/15/15 @ 103.94	318,750
200,000	Reynolds Group Issuer LLC / Reynolds Group Issuer, Inc., 9.88%, 8/15/19, Callable 8/15/15 @ 104.94	215,250
500,000	Reynolds Group Issuer LLC / Reynolds Group Issuer, Inc., 5.75%, 10/15/20, Callable 10/15/15 @ 104.31	508,750
600,000	Reynolds Group Issuer LLC / Reynolds Group Issuer, Inc., 8.25%, 2/15/21, Callable 2/15/16 @ 104.13^	634,500

		1,677,250

Independent Power and Renewable Electricity Producers (0.6%):
1,000,000	AES Corp., 4.88%, 5/15/23, Callable 5/15/18 @ 102.44	950,000
400,000	Calpine Corp., 7.88%, 1/15/23, Callable 1/15/17 @ 103.94(b)	436,000
500,000	Calpine Corp., 5.38%, 1/15/23, Callable 10/15/18 @ 102.69	483,750
500,000	Calpine Corp., 5.75%, 1/15/25, Callable 10/15/19 @ 102.88^	485,625
410,000	Dynegy Holdings, Inc., 7.50%, 6/1/15(a)(c)(e)	—
50,000	Dynegy Holdings, Inc., 8.38%, 5/1/16(a)(c)(e)	—

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Independent Power and Renewable Electricity Producers, continued
$170,000	Dynegy Holdings, Inc., 7.75%, 6/1/19(a)(c)(e)	$—
115,000	RRI Energy, Inc., 7.88%, 6/15/17	117,013
2,581,000	Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/1/20, Callable 4/1/16 @ 105.75(b)(e)	2,161,587

		4,633,975

IT Services (0.0%):
200,000	SRA International, Inc., 11.00%, 10/1/19, Callable 10/1/15 @ 105.5	213,000

Machinery (0.1%):
245,000	Aviation Capital Group Corp., 6.75%, 4/6/21(b)	278,075
400,000	Navistar International Corp., 8.25%, 11/1/21, Callable 11/1/14 @ 104.13^	410,000

		688,075

Media (1.1%):
325,000	Cablevision Systems Corp., 8.63%, 9/15/17	361,156
100,000	Cablevision Systems Corp., 7.75%, 4/15/18^	108,375
100,000	CBS Outdoor Americas Capital LLC / CBS Outdoor Americas Capital Corp., 5.25%, 2/15/22, Callable 2/15/17 @ 103.94^(b)	99,875
100,000	CBS Outdoor Americas Capital LLC / CBS Outdoor Americas Capital Corp., 5.63%, 2/15/24, Callable 2/15/19 @ 102.81(b)	100,250
500,000	CCO Holdings LLC / CCO Holdings Capital Corp., 6.50%, 4/30/21, Callable 4/30/15 @ 104.88	521,250
1,548,000	Clear Channel Communications, Inc., 9.00%, 12/15/19, Callable 7/15/15 @ 104.5	1,559,610
1,000,000	Clear Channel Communications, Inc., 9.00%, 3/1/21, Callable 3/1/16 @ 104.5	995,000
1,500,000	Clear Channel Communications, Inc., 9.00%, 9/15/22, Callable 9/15/17 @ 106.75^(b)	1,488,750
700,000	CSC Holdings LLC, 6.75%, 11/15/21	745,640

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$175,000	Cumulus Media Holdings, Inc., 7.75%, 5/1/19, Callable 5/1/15 @ 103.88^	$179,375
1,000,000	Dish DBS Corp., 5.88%, 7/15/22	1,020,000
500,000	Dish DBS Corp., 5.00%, 3/15/23	479,688
200,000	Sirius XM Radio, Inc., 6.00%, 7/15/24, Callable 7/15/19 @ 103(b)	203,000
1,000,000	Univision Communications, Inc., 5.13%, 5/15/23, Callable 5/15/18 @ 102.56(b)	1,012,500
200,000	Visant Corp., 10.00%, 10/1/17, Callable 11/10/14 @ 105^	178,500

		9,052,969

Metals & Mining (0.1%):
500,000	Dynacast International LLC / Dynacast Finance, Inc., 9.25%, 7/15/19, Callable 7/15/15 @ 104.63	535,000
500,000	Molycorp, Inc., 10.00%, 6/1/20, Callable 6/1/16 @ 105^	347,500

		882,500

Multiline Retail (0.1%):
846,519	J.C. Penney Co., Inc., 6.00%, 5/22/18(d)	843,768

Oil, Gas & Consumable Fuels (1.7%):
200,000	Alpha Natural Resources, Inc., 7.50%, 8/1/20, Callable 8/1/16 @ 105.63^(b)	179,000
200,000	Antero Resources Finance Corp., 5.38%, 11/1/21, Callable 11/1/16 @ 104.03	199,000
250,000	Arch Coal, Inc., 7.00%, 6/15/19, Callable 6/15/15 @ 103.5^	133,125
750,000	Arch Coal, Inc., 7.25%, 6/15/21, Callable 6/15/16 @ 103.63	361,875
500,000	Bill Barrett Corp., 7.00%, 10/15/22, Callable 10/15/17 @ 103.5^	496,250
800,000	California Resources Corp., 6.00%, 11/15/24, Callable 8/15/24 @ 100(b)	822,000
345,000	Chesapeake Energy Corp., 6.50%, 8/15/17	374,325
200,000	Chesapeake Energy Corp., 7.25%, 12/15/18	228,000
1,700,000	Chesapeake Energy Corp., 5.75%, 3/15/23^	1,810,499

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$500,000	CONSOL Energy, Inc., 5.88%, 4/15/22, Callable 4/15/17 @ 104.41(b)	$492,500
350,000	Denbury Resources, Inc., 5.50%, 5/1/22, Callable 5/1/17 @ 104.13^	346,500
500,000	Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17, Callable 12/15/14 @ 104.63	518,750
500,000	EP Energy/EP Finance, Inc., 9.38%, 5/1/20, Callable 5/1/16 @ 104.69	545,000
400,000	EXCO Resources, Inc., 7.50%, 9/15/18, Callable 11/10/14 @ 103.75	382,000
500,000	Halcon Resources Corp., 9.75%, 7/15/20, Callable 7/15/16 @ 104.88	508,750
400,000	Halcon Resources Corp., 8.88%, 5/15/21, Callable 11/15/16 @ 104.44	394,000
1,300,000	Kinder Morgan (Delaware), Inc., 5.63%, 11/15/23, Callable 8/15/23 @ 100(b)	1,381,250
100,000	Linn Energy LLC / Linn Energy Finance Corp., 8.63%, 4/15/20, Callable 4/15/15 @ 104.31	103,375
325,000	Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC, 10.75%, 10/1/20, Callable 10/1/16 @ 105.38	337,188
315,000	NGPL PipeCo LLC, 7.12%, 12/15/17^(b)	315,000
469,000	NGPL PipeCo LLC, 9.63%, 6/1/19, Callable 6/1/15 @ 107.22^(b)	497,140
200,000	Peabody Energy Corp., 6.25%, 11/15/21^	186,000
100,000	Regency Energy Partners LP / Regency Energy Finance Corp., 5.88%, 3/1/22, Callable 12/1/21 @ 100	104,000
100,000	Rice Energy, Inc., 6.25%, 5/1/22, Callable 5/1/17 @ 104.69(b)	97,500
300,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24(b)	305,250
900,000	Samson Investment Co., 9.75%, 2/15/20, Callable 2/15/16 @ 104.88	816,750
900,000	Sanchez Energy Corp., 7.75%, 6/15/21, Callable 6/15/17 @ 103.88	963,000

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$500,000	SandRidge Energy, Inc., 8.75%, 1/15/20, Callable 1/15/15 @ 104.38	$515,000
300,000	SandRidge Energy, Inc., 7.50%, 3/15/21, Callable 3/15/16 @ 103.75^	292,500
400,000	W&T Offshore, Inc., 8.50%, 6/15/19, Callable 6/15/15 @ 104.25	414,000
388,000	Walter Energy, Inc., 9.50%, 10/15/19, Callable 10/15/16 @ 107.12^(b)	353,080
40,000	Walter Energy, Inc., 11.00%, 4/1/20, Callable 4/1/17 @ 105.5(b)	19,600

		14,492,207

Professional Services (0.0%):
100,000	United Rentals (North America), Inc., 8.38%, 9/15/20, Callable 9/15/15 @ 104.19	107,500

Real Estate Investment Trusts (REITs) (0.1%):
1,000,000	iStar Financial, Inc., 5.00%, 7/1/19, Callable 7/1/16 @ 102.5	962,500

Semiconductors & Semiconductor Equipment (0.1%):
376,000	Freescale Semiconductor, Inc., 8.05%, 2/1/20, Callable 6/1/15 @ 104.03^	399,500
480,000	Freescale Semiconductor, Inc., 10.75%, 8/1/20, Callable 8/1/15 @ 105.38	532,800

		932,300

Software (0.4%):
500,000	BMC Software Finance, Inc., 8.13%, 7/15/21, Callable 7/15/16 @ 106.1(b)	480,000
1,389,000	First Data Corp., 8.25%, 1/15/21, Callable 1/15/16 @ 104.13(b)	1,472,339
727,000	First Data Corp., 12.63%, 1/15/21, Callable 1/15/16 @ 112.63	870,583
354,000	First Data Corp., 11.75%, 8/15/21, Callable 5/15/16 @ 108.81	409,755
141,000	First Data Corp., 8.75%, 1/15/22, Callable 1/15/16 @ 104.38(b)	149,460
51,934	First Data Holdings, Inc., 14.50%, 9/24/19, Callable 11/7/14 @ 107.25(b)	54,531

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Software, continued
$200,000	Infor (US), Inc., 9.38%, 4/1/19, Callable 4/1/15 @ 107.03	$216,000

		3,652,668

Specialty Retail (0.1%):
400,000	Academy, Ltd., 9.25%, 8/1/19, Callable 11/10/14 @ 106.94(b)	423,000
279,000	Toys “R” US Delaware, Inc., 7.38%, 9/1/16, Callable 10/24/14 @ 101.84(b)	276,908

		699,908

Thrifts & Mortgage Finance (0.1%):
900,000	Nuveen Investments, Inc., 9.50%, 10/15/20, Callable 10/15/16 @ 104.75(b)	1,044,000

Wireless Telecommunication Services (0.6%):
508,942	Avaya, Inc., 4.66%, 10/26/17(d)	484,528
125,163	Avaya, Inc., 6.50%, 3/31/18(d)	123,990
339,000	Avaya, Inc., 7.00%, 4/1/19, Callable 4/1/15 @ 103.5^(b)	328,830
1,210,000	Avaya, Inc., 10.50%, 3/1/21, Callable 3/1/17 @ 107.88(b)	1,058,750
100,000	Frontier Communications Corp., 8.50%, 4/15/20	111,000
700,000	Sprint Nextel Corp., 9.13%, 3/1/17^	789,250
500,000	Sprint Nextel Corp., 9.00%, 11/15/18(b)	577,500
500,000	Sprint Nextel Corp., 11.50%, 11/15/21	640,000
900,000	T-Mobile USA, Inc., 6.54%, 4/28/20, Callable 4/28/16 @ 103.27^	922,500

		5,036,348

Total Corporate Bonds (Cost $55,245,084)		57,223,582

Foreign Bonds (16.4%):
Banks (2.4%):
370,000	Bank Negara Monetary Notes, Series 6013, 2.84%, 10/2/14+(f)	112,829
80,000	Bank Negara Monetary Notes, Series 3114, 2.91%, 10/9/14+(f)	24,380
10,930,000	Bank Negara Monetary Notes, Series 6213, 2.85%, 10/16/14+(f)	3,328,887
215,000	Bank Negara Monetary Notes, Series 6213, 3.01%, 10/16/14+(f)	65,481

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Banks, continued
$1,465,000	Bank Negara Monetary Notes, Series 6613, 2.89%, 10/28/14+(f)	$445,711
350,000	Bank Negara Monetary Notes, Series 6713, 2.83%, 11/6/14+(f)	106,399
330,000	Bank Negara Monetary Notes, Series 7013, 2.86%, 11/18/14+(f)	100,211
80,000	Bank Negara Monetary Notes, Series 7313, 2.83%, 12/2/14+(f)	24,263
290,000	Bank Negara Monetary Notes, Series 7713, 2.85%, 12/16/14+(f)	87,844
11,695,000	Bank Negara Monetary Notes, Series 0214, 2.96%, 1/8/15+(f)	3,535,254
870,000	Bank Negara Monetary Notes, Series 3414, 3.00%, 1/22/15+(f)	262,672
1,770,000	Bank Negara Monetary Notes, Series 0914, 2.83%, 2/17/15+(f)	533,115
3,600,000	Bank Negara Monetary Notes, Series 3614, 3.00%, 3/3/15+(f)	1,083,078
1,110,000	Bank Negara Monetary Notes, Series 1114, 2.90%, 3/5/15+(f)	333,836
150,000	Bank Negara Monetary Notes, Series 1214, 2.89%, 3/12/15+(f)	45,084
20,000	Bank Negara Monetary Notes, Series 1314, 2.87%, 3/24/15+(f)	6,005
220,000	Bank Negara Monetary Notes, Series 4514, 3.16%, 4/7/15+(f)	65,981
810,000	Bank Negara Monetary Notes, Series 1614, 2.93%, 4/16/15+(f)	242,665
870,000	Bank Negara Monetary Notes, Series 4814, 3.15%, 4/23/15+(f)	260,549
17,220,000	Bank Negara Monetary Notes, Series 1914, 2.91%, 4/28/15+(f)	5,155,025
690,000	Bank Negara Monetary Notes, Series 2014, 2.96%, 5/5/15+(f)	206,263
3,970,000	Bank Negara Monetary Notes, Series 2214, 3.04%, 5/19/15+(f)	1,185,691
320,000	Bank Negara Monetary Notes, Series 2514, 3.07%, 6/3/15+(f)	95,437
680,000	Bank Negara Monetary Notes, Series 2814, 3.08%, 6/16/15+(f)	202,555

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Banks, continued
$500,000	Bank Negara Monetary Notes, Series 3014, 3.08%, 6/30/15+(f)	$148,848
1,290,000	Bank Negara Monetary Notes, Series 3314, 3.04%, 7/16/15+(f)	383,472
540,000	Bank Negara Monetary Notes, Series 3514, 3.01%, 8/4/15+(f)	159,988
330,000	Bank Negara Monetary Notes, Series 3714, 3.32%, 8/11/15+(f)	97,780
2,510,000	Bank Negara Monetary Notes, Series 3714, 3.18%, 8/11/15+(f)	744,447
400,000	Bank Negara Monetary Notes, Series 4014, 3.16%, 8/18/15+(f)	118,562
370,000	Bank Negara Monetary Notes, Series 4314, 3.32%, 9/8/15+(f)	109,355
320,000	Bank Negera Monetary Notes, Series 4714, 3.15%, 9/22/15+(f)	94,560

		19,366,227

Chemicals (0.0%):
100,000	Kerling plc, 10.63%, 2/1/17, Callable 11/10/14 @ 105.31+(b)	131,026

Sovereign Bonds (14.0%):
365,000	Brazil Nota do Tesouro Nacional, Series NTNB, 6.00%, 5/15/15+(g)	383,188
75,000	Brazil Nota do Tesouro Nacional, Series NTNB, 6.00%, 8/15/16+(g)	77,249
3,200,000	Brazil Nota do Tesouro Nacional, Series NTNF, 0.84%, 1/1/17+(g)	1,283,100
230,000	Brazil Nota do Tesouro Nacional, Series NTNB, 6.00%, 8/15/18+(g)	235,687
4,910,000	Brazil Nota do Tesouro Nacional, Series NTNF, 1.19%, 1/1/19+(g)	1,907,508
630,000	Brazil Nota do Tesouro Nacional, Series NTNF, 10.00%, 1/1/21+(g)	239,485
910,000	Brazil Nota do Tesouro Nacional, Series NTNB, 6.00%, 8/15/22+(g)	932,133
1,790,000	Brazil Nota do Tesouro Nacional, Series NTNF, 10.00%, 1/1/23+(g)	667,845
140,000	Brazil Nota do Tesouro Nacional, Series NTNB, 6.00%, 5/15/45+(g)	141,122
230,000	Canada Treasury Bill, 0.89%, 10/23/14+(f)	205,277

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$1,240,000	Canada Treasury Bill, 0.93%, 11/6/14+(f)	$1,106,322
230,000	Canada Treasury Bill, 0.90%, 12/4/14+(f)	205,065
678,000	Canadian Government, 1.00%, 11/1/14+	605,417
609,000	Canadian Government, 2.00%, 12/1/14+	544,744
1,672,000	Canadian Government, 1.00%, 2/1/15+	1,493,064
260,000	Canadian Government, 1.50%, 8/1/15+	233,127
7,800,000	Hungary Government Bond, Series 15/A, 8.00%, 2/12/15+	32,415
15,720,000	Hungary Government Bond, Series 15/C, 7.75%, 8/24/15+	67,298
12,500,000	Hungary Government Bond, Series 16/C, 5.50%, 2/12/16+	53,487
1,257,570,000	Hungary Government Bond, Series 16/D, 5.50%, 12/22/16+	5,484,449
491,980,000	Hungary Government Bond, Series 17/B, 6.75%, 2/24/17+	2,193,220
309,150,000	Hungary Government Bond, Series 17/A, 6.75%, 11/24/17+	1,406,967
141,790,000	Hungary Government Bond, Series 18/B, 4.00%, 4/25/18+	591,610
333,880,000	Hungary Government Bond, Series 18/A, 5.50%, 12/20/18+	1,469,272
204,600,000	Hungary Government Bond, Series 19/A, 6.50%, 6/24/19+	932,982
9,040,000	Hungary Government Bond, Series 20/A, 7.50%, 11/12/20+	43,708
19,760,000	Hungary Government Bond, Series 22/A, 7.00%, 6/24/22+	93,948
386,200,000	Hungary Government Bond, Series 23/A, 6.00%, 11/24/23+	1,738,151
15,660,000	Hungary Government Bond, Series 25/B, 5.50%, 6/24/25+	68,028
47,000,000	Indonesia Government, Series FR31, 11.00%, 11/15/20+	4,335
5,300,000,000	Indonesia Government, Series FR34, 12.80%, 6/15/21+	530,871
120,000,000	Indonesia Government, Series FR53, 8.25%, 7/15/21+	9,754
3,200,000,000	Indonesia Government, Series FR44, 10.00%, 9/15/24+	288,998
3,300,000,000	Indonesia Government, Series FR47, 10.00%, 2/15/28+	302,275
116,000	Irish Government, 4.50%, 10/18/18+	170,946

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$1,175,000	Irish Government, 5.90%, 10/18/19+	$1,880,727
552,000	Irish Government, 4.50%, 4/18/20+	840,101
1,821,000	Irish Government, 5.00%, 10/18/20+	2,873,061
958,580	Irish Government, 5.40%, 3/13/25+	1,612,624
2,081,000,000	Korea Monetary Stab Bond, Series 1410, 2.78%, 10/2/14+	1,972,325
768,130,000	Korea Monetary Stab Bond, Series 1412, 2.84%, 12/2/14+	728,806
1,013,290,000	Korea Monetary Stab Bond, Series 1502, 2.74%, 2/2/15+	962,161
434,060,000	Korea Monetary Stab Bond, Series 1504, 2.47%, 4/2/15+	411,972
1,618,900,000	Korea Monetary Stab Bond, Series 1506, 2.76%, 6/2/15+	1,540,057
368,750,000	Korea Monetary Stab Bond, Series 1506, 2.66%, 6/9/15+	350,870
2,757,580,000	Korea Monetary Stab Bond, Series 1508, 2.80%, 8/2/15+	2,626,747
6,041,000,000	Korea Monetary Stab Bond, Series 1510, 2.81%, 10/2/15+	5,760,599
2,618,100,000	Korea Monetary Stab Bond, Series 1512, 2.90%, 12/2/15+	2,501,135
211,700,000	Korea Monetary Stab Bond, Series 1602, 2.78%, 2/2/16+	202,131
3,372,650,000	Korea Monetary Stab Bond, Series 1604, 2.80%, 4/2/16+	3,223,689
797,300,000	Korea Monetary Stab Bond, Series 1606, 2.79%, 6/2/16+	762,442
1,084,900,000	Korea Monetary Stab Bond, Series 1608, 0.00%, 8/2/16+	1,031,970
258,500,000	Korea Monetary Stab Bond, Series 1608, 2.46%, 8/2/16+	246,738
347,060,000	Korea Treasury Bond, Series 1412, 3.25%, 12/10/14+	329,565
314,700,000	Korea Treasury Bond, Series 1506, 3.25%, 6/10/15+	300,369
2,224,930,000	Korea Treasury Bond, Series 1512, 2.75%, 12/10/15+	2,121,553
880,600,000	Korea Treasury Bond, Series 1606, 2.75%, 6/10/16+	841,459
946,400,000	Korea Treasury Bond, Series 1612, 3.00%, 12/10/16+	910,593
96,000	Letra do Tesouro Nacional, Series LTN, 10.13%, 1/1/15+(f)(g)	38,161
160,000	Letra do Tesouro Nacional, Series LTN, 11.32%, 10/1/15+(f)(g)	58,380
2,050,000	Letra do Tesouro Nacional, Series LTN, 11.91%, 1/1/16+(f)(g)	725,667

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$1,500,000	Letra do Tesouro Nacional, Series LTN, 12.38%, 7/1/16+(f)(g)	$499,962
150,000	Letra do Tesouro Nacional, Series LTN, 12.15%, 10/1/16+(f)(g)	48,459
3,160,000	Letra do Tesouro Nacional, Series LTN, 13.41%, 1/1/17+(f)(g)	991,427
1,820,000	Letra do Tesouro Nacional, Series LTN, 14.77%, 1/1/18+(f)(g)	507,165
1,915,000	Malaysian Government, Series 0409, 3.74%, 2/27/15+	584,890
2,100,000	Malaysian Government, Series 0110, 3.84%, 8/12/15+	643,057
3,105,000	Malaysian Government, Series 2/05, 4.72%, 9/30/15+	960,401
890,000	Malaysian Government, Series 0312, 3.20%, 10/15/15+	270,918
6,000,000	Malaysian Government, Series 0113, 3.17%, 7/15/16+	1,824,944
98,679,000	Mexican Cetes, Series BI, 0.00%, 10/16/14+(h)	733,861
156,245,000	Mexican Cetes, Series BI, 0.00%, 12/11/14+(h)	1,156,712
31,029,000	Mexican Cetes, Series BI, 0.00%, 12/24/14+(h)	229,554
182,810,000	Mexican Cetes, Series BI, 0.00%, 4/1/15+(h)	1,341,276
33,120,000	Mexican Cetes, Series BI, 0.00%, 5/28/15+(h)	241,867
12,010,000	Mexican Cetes, Series BI, 0.00%, 7/23/15+(h)	87,242
16,020,000	Mexican Cetes, Series BI, 23.70%, 9/17/15+(h)	115,714
734,848	Mexican Udibonos, 4.50%, 12/18/14+(d)(h)	55,625
1,874,664	Mexican Udibonos, 5.00%, 6/16/16+(d)(h)	151,381
1,595,018	Mexican Udibonos, 3.50%, 12/14/17+(d)(h)	128,466
963,225	Mexican Udibonos, 4.00%, 6/13/19+(d)(h)	79,334
776,795	Mexican Udibonos, 2.50%, 12/10/20+(d)(h)	58,941
15,830,000	Mexico Bonos Desarr, Series MI10, 9.50%, 12/18/14+(d)(h)	1,194,066
4,800,000	Mexico Bonos Desarr, Series M, 6.00%, 6/18/15+(d)(h)	364,587
19,940,000	Mexico Bonos Desarr, Series M 10, 8.00%, 12/17/15+(d)(h)	1,566,880
18,156,000	Mexico Bonos Desarr, Series M, 6.25%, 6/16/16+(d)(h)	1,410,140
2,407,000	Mexico Bonos Desarr, Series M 10, 7.25%, 12/15/16+(d)(h)	190,994

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$250,000	Monetary Authority of Singapore Bills, Series 168, 0.27%, 10/10/14+(f)	$196,001
4,391,000	Monetary Authority of Singapore Bills, Series 84, 0.29%, 10/31/14+(f)	3,441,860
2,286,000	Monetary Authority of Singapore Bills, Series 168, 0.30%, 11/14/14+(f)	1,791,687
1,690,000	Monetary Authority of Singapore Bills, Series 168, 0.32%, 11/25/14+(f)	1,324,382
620,000	Monetary Authority of Singapore Bills, Series 168, 0.30%, 1/20/15+(f)	485,584
3,030,000	Philippine Government International Bond, Series 7-48, 7.00%, 1/27/16+	71,652
11,850,000	Philippine Government International Bond, Series 3-20, 1.63%, 4/25/16+	261,415
1,830,000	Philippine Government International Bond, Series 1042, 9.13%, 9/4/16+	45,892
1,800,000	Philippine Treasury Bill, Series 364, 1.20%, 10/8/14+(f)	40,103
15,445,000	Philippine Treasury Bill, Series 364, 0.94%, 10/8/14+(f)	344,107
60,000	Philippine Treasury Bill, Series 364, 1.59%, 11/5/14+(f)	1,335
1,800,000	Philippine Treasury Bill, Series 364, 1.20%, 4/8/15+(f)	39,746
440,000	Philippine Treasury Bill, Series 364, 1.43%, 7/8/15+(f)	9,676
520,000	Philippine Treasury Bill, Series 364, 1.28%, 8/5/15+(f)	11,415
1,800,000	Philippine Treasury Bill, Series 364, 1.49%, 9/2/15+(f)	39,432
1,201,000	Poland Government Bond, Series 0415, 5.50%, 4/25/15+	370,055
1,146,000	Poland Government Bond, Series 0715, 2.91%, 7/25/15+(f)	340,850
15,863,000	Poland Government Bond, Series 1015, 6.25%, 10/24/15+	5,004,701
7,419,000	Poland Government Bond, Series 0116, 2.95%, 1/25/16+(f)	2,183,958
3,145,000	Poland Government Bond, Series 0416, 5.00%, 4/25/16+	993,753
6,340,000	Poland Government Bond, Series 0716, 2.88%, 7/25/16+(f)	1,847,746

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$12,465,000	Poland Government Bond, Series 1016, 4.75%, 10/25/16+	$3,972,950
3,343,000	Poland Government Bond, Series 0117, 2.69%, 1/25/17+(d)	1,011,870
160,000	Poland Government Bond, Series 0417, 4.75%, 4/25/17+	51,572
3,391,000	Poland Government Bond, Series 0121, 2.69%, 1/25/21+(d)	1,017,792
15,500	Portugal Obrigacoes do Tesouro, 4.95%, 10/25/23+	22,470
38,700	Portugal Obrigacoes do Tesouro, 5.65%, 2/15/24+	58,617
2,250,000	Portugal Obrigacoes do Tesouro, 3.88%, 2/15/30+	2,874,338
180,000	Republic of Hungary, 4.38%, 7/4/17+	243,689
260,000	Republic of Hungary, 5.75%, 6/11/18+	371,272
70,000	Republic of Hungary, 6.00%, 1/11/19+	102,424
350,000	Singapore Government, 1.13%, 4/1/16+	276,908
200,000	Singapore Treasury Bill, Series 168, 0.31%, 12/23/14+(f)	156,697
34,500,000	Swedish Government Bond, Series 1049, 4.50%, 8/12/15+	4,960,021
1,850,000	Swedish Treasury Bill, Series 103D, 0.12%, 10/15/14+(f)	256,443
3,300,000	Swedish Treasury Bill, Series 96D, 0.13%, 11/19/14+(f)	457,352
9,730,000	Swedish Treasury Bill, Series 96D, 0.14%, 11/19/14+(f)	1,348,523
10,560,000	Swedish Treasury Bill, Series 187D, 0.13%, 12/17/14+(f)	1,463,366
1,530,000	Swedish Treasury Bill, Series 187, 0.12%, 3/18/15+(f)	211,931
100,000	Ukraine Government, 4.95%, 10/13/15+(b)	112,107

		113,850,504

Total Foreign Bonds (Cost $135,031,390)		133,347,757

Yankee Dollars (3.6%):
Chemicals (0.0%):
300,000	INEOS Finance plc, 8.38%, 2/15/19, Callable 2/15/15 @ 106.28(b)	321,000
200,000	INEOS Group Holdings SA, 5.88%, 2/15/19, Callable 2/15/16 @ 102.94(b)	197,000

		518,000

Construction & Engineering (0.1%):
400,000	Abengoa Finance SAU, 8.88%, 11/1/17(b)	437,000

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Construction Materials (0.1%):
$300,000	Cemex SAB de C.V., 5.88%, 3/25/19, Callable 3/25/16 @ 102.94(b)	$301,500
500,000	Cemex SAB de C.V., 7.25%, 1/15/21, Callable 1/15/18 @ 103.63(b)	528,750

		830,250

Containers & Packaging (0.2%):
700,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.25%, 1/31/19, Callable 1/31/16 @ 103.13(b)	693,000
800,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.75%, 1/31/21, Callable 1/31/17 @ 103.38^(b)	800,000

		1,493,000

Diversified Telecommunication Services (0.0%):
400,000	Intelsat Jackson Holding SA, 5.50%, 8/1/23, Callable 8/1/18 @ 102.75	382,000

Energy Equipment & Services (0.3%):
500,000	CGGVeritas, 6.50%, 6/1/21, Callable 6/1/16 @ 103.25	437,500
2,000,000	Ocean Rig UDW, Inc., 7.25%, 4/1/19, Callable 4/1/17 @ 105.44(b)	1,830,000

		2,267,500

Independent Power and Renewable Electricity Producers (0.1%):
1,000,000	InterGen NV, 7.00%, 6/30/23, Callable 6/30/18 @ 103.5(b)	962,500

Marine (0.1%):
200,000	Stena AB, 7.00%, 2/1/24^(b)	208,000
400,000	Stena International SA, 5.75%, 3/1/24(b)	400,000

		608,000

Media (0.0%):
300,000	Altice SA, 7.75%, 5/15/22, Callable 5/15/17 @ 105.81(b)	309,750
500,000	Numericable Group SA, 6.00%, 5/15/22, Callable 5/15/17 @ 104.5(b)	503,750

		813,500

Metals & Mining (0.1%):
230,000	First Quantum Minerals, Ltd., 6.75%, 2/15/20, Callable 2/15/17 @ 103.38(b)	232,300
230,000	First Quantum Minerals, Ltd., 7.00%, 2/15/21, Callable 2/15/18 @ 103.5(b)	233,163

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Metals & Mining, continued
$500,000	FMG Resources Pty, Ltd., 6.88%, 2/1/18, Callable 11/10/14 @ 105.16^(b)	$513,750
250,000	FMG Resources Pty, Ltd., 8.25%, 11/1/19, Callable 11/1/15 @ 104^(b)	258,438

		1,237,651

Oil, Gas & Consumable Fuels (0.1%):
500,000	Niska Gas Storage Canada ULC / Niska Gas Storage Canada Finance Corp., 6.50%, 4/1/19, Callable 10/1/16 @ 103.25(b)	437,500

Real Estate Investment Trusts (REITs) (0.1%):
500,000	Algeco Scotsman Global Finance plc, 8.50%, 10/15/18, Callable 10/15/15 @ 104.25^(b)	512,500

Sovereign Bonds (2.0%):
200,000	Financing of Infrastructure, 7.40%, 4/20/18(b)	156,934
430,000	Republic of Hungary, 4.13%, 2/19/18	444,246
1,077,000	Republic of Hungary, 6.25%, 1/29/20	1,196,815
542,000	Republic of Hungary, 6.38%, 3/29/21	608,395
800,000	Republic of Hungary, 5.38%, 2/21/23	844,000
240,000	Republic of Iceland, 5.88%, 5/11/22(b)	270,342
230,000	Republic of Lithuania, 7.38%, 2/11/20(b)	277,150
100,000	Republic of Lithuania, 7.38%, 2/11/20	120,500
150,000	Republic of Lithuania, 6.13%, 3/9/21(b)	173,063
1,840,000	Republic of Portugal, 5.13%, 10/15/24(b)	1,906,277
200,000	Republic of Serbia, 5.25%, 11/21/17(b)	205,500
300,000	Republic of Serbia, 4.88%, 2/25/20(b)	298,875
320,000	Republic of Serbia, 7.25%, 9/28/21(b)	357,002
1,400,000	Republic of Slovenia, 5.50%, 10/26/22(b)	1,520,749
1,025,000	Republic of Slovenia, 5.85%, 5/10/23(b)	1,140,313
506,900	Russia Foreign Bond, 7.50%, 3/31/30(b)	567,845
100,000	Socialist Republic of Vietnam, 6.75%, 1/29/20	112,625
200,000	Ukraine Government, 6.25%, 6/17/16(b)	172,040

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Sovereign Bonds, continued
$100,000	Ukraine Government, 6.58%, 11/21/16(b)	$85,020
760,000	Ukraine Government, 9.25%, 7/24/17(b)	666,900
1,400,000	Ukraine Government, 6.75%, 11/14/17(b)	1,190,280
620,000	Ukraine Government, 7.75%, 9/23/20(b)	530,224
1,430,000	Ukraine Government, 7.95%, 2/23/21(b)	1,215,500
1,240,000	Ukraine Government, 7.80%, 11/28/22(b)	1,060,448
2,400,000	Ukraine Government, 7.50%, 4/17/23(b)	2,010,479

		17,131,522

Wireless Telecommunication Services (0.4%):
500,000	Telecom Italia SpA, 5.30%, 5/30/24(b)	490,000
1,000,000	Virgin Media Secured Finance plc, 5.50%, 1/15/25, Callable 1/15/19 @ 102.75(b)	995,000
500,000	Wind Acquisition Finance SA, 7.38%, 4/23/21, Callable 4/23/17 @ 103.69(b)	502,500

		1,987,500

Total Yankee Dollars (Cost $29,355,620)		29,618,423

Municipal Bond (0.1%):
Puerto Rico (0.1%):
569,000	Puerto Rico Commonwealth, GO, Series A, 8.00%, 7/1/35, Callable 7/1/20 @ 100	500,731

Total Municipal Bond (Cost $530,270)		500,731

U.S. Treasury Obligations (0.9%):
U.S. Treasury Bills (0.9%)
1,000,000	0.06%, 10/2/14^(f)	1,000,000
1,000,000	0.05%, 10/9/14(f)	999,997
1,000,000	0.05%, 10/23/14(f)	999,989
2,000,000	0.04%, 1/2/15(f)	1,999,896
1,000,000	0.06%, 1/8/15(f)	999,952
1,000,000	0.06%, 1/22/15(f)	999,945

		6,999,779

Total U.S. Treasury Obligations (Cost $6,999,407)		6,999,779

Securities Held as Collateral for Securities on Loan (7.6%):
$61,398,635	Allianz Variable Insurance Products Securities Lending Collateral Trust (i)	61,398,635

Total Securities Held as Collateral for Securities on Loan (Cost $61,398,635)		61,398,635

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Unaffiliated Investment Company (10.1%):
81,670,053	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (f)	$81,670,053

Total Unaffiliated Investment Company (Cost $81,670,053)		81,670,053

Total Investment Securities (Cost $793,817,613)(j) - 106.6%		865,551,293
Net other assets (liabilities) - (6.6)%		(53,667,154)

Net Assets - 100.0%		$811,884,139

Percentages indicated are based on net assets as of September 30, 2014.

ADR	-	American Depositary Receipt
GO	-	General Obligation

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2014. The total value of securities on loan as of September 30, 2014, was $64,134,361.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2014, these securities represent 0.02% of the net assets of the fund.
(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(c)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2014. The total of all such securities represent 0.01% of the net assets of the fund.
(d)	Variable rate security. The rate presented represents the rate in effect at September 30, 2014. The date presented represents the final maturity date.
(e)	Defaulted bond.
(f)	The rate represents the effective yield at September 30, 2014.
(g)	Principal amount is stated in 1,000 Brazilian Real Units.
(h)	Principal amount is stated in 100 Mexican Peso Units.
(i)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2014.
(j)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Amounts shown as “—” are either $0 or round to less than $1.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2014:

Country	Percentage
Australia	0.2%
Bermuda	0.1%
Brazil	1.1%
Canada	1.5%
China	0.4%
Denmark	0.6%
France	2.4%
Germany	1.8%
Hong Kong	0.3%
Hungary	2.0%
Iceland	—	%NM
India	—	% NM
Indonesia	0.1%
Ireland (Republic of)	1.4%
Israel	1.0%
Italy	0.9%
Japan	0.7%
Korea, Republic Of	0.7%
Lithuania	0.1%
Luxembourg	0.2%
Malaysia	2.8%
Marshall Islands	0.2%
Mauritania	—	%NM
Mexico	1.3%
Netherlands	2.4%
Philippines	0.1%
Poland	1.9%
Portugal	0.7%
Republic of Korea (South)	3.8%
Russian Federation	0.7%
Serbia (Republic of)	0.1%
Singapore	1.3%
Slovenia	0.3%
South Africa	—	%NM
Spain	0.7%
Sweden	1.5%
Switzerland	2.1%
Thailand	0.1%
Turkey	0.2%
Ukraine	0.7%
United Kingdom	7.1%
United States	56.5%
Vietnam	—	%NM

	100 .0%

NM	Not meaningful, amount is less than 0.05%.

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Forward Currency Contracts

At September 30, 2014, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Bank of America	2/19/15	3,095,050	$5,153,931	$5,009,528	$144,403
British Pound	Credit Suisse First Boston	2/19/15	2,951,045	4,917,916	4,776,447	141,469
British Pound	State Street Bank	2/19/15	3,076,128	5,127,120	4,978,901	148,219
European Euro	Deutsche Bank	10/9/14	420,000	570,520	530,449	40,071
European Euro	Deutsche Bank	10/15/14	320,000	432,698	404,168	28,530
European Euro	Barclays Bank	10/21/14	3,724,000	5,092,570	4,703,695	388,875
European Euro	Deutsche Bank	10/21/14	570,000	779,931	719,953	59,978
European Euro	Deutsche Bank	10/24/14	319,000	440,536	402,929	37,607
European Euro	Barclays Bank	10/27/14	175,515	242,685	221,698	20,987
European Euro	Deutsche Bank	10/31/14	1,747,075	2,412,728	2,206,838	205,890
European Euro	Deutsche Bank	11/3/14	7,376	10,150	9,317	833
European Euro	Barclays Bank	11/5/14	49,418	66,833	62,425	4,408
European Euro	Citibank	11/7/14	1,793,000	2,414,678	2,264,962	149,716
European Euro	Deutsche Bank	11/7/14	3,620,000	4,880,665	4,572,874	307,791
European Euro	JPMorgan Chase	11/12/14	278,508	371,374	351,831	19,543
European Euro	Bank of America	11/17/14	1,441,566	1,976,080	1,821,152	154,928
European Euro	Barclays Bank	11/17/14	1,776,409	2,436,434	2,244,164	192,270
European Euro	Citibank	11/17/14	1,801,000	2,421,841	2,275,231	146,610
European Euro	Deutsche Bank	11/17/14	398,522	537,048	503,459	33,589
European Euro	HSBC Bank	11/17/14	896,541	1,224,115	1,132,613	91,502
European Euro	Morgan Stanley	11/17/14	66,000	88,822	83,379	5,443
European Euro	State Street Bank	11/17/14	20,213	27,560	25,536	2,024
European Euro	Deutsche Bank	11/19/14	93,863	126,424	118,580	7,844
European Euro	Deutsche Bank	11/20/14	130,000	175,936	164,235	11,701
European Euro	JPMorgan Chase	11/20/14	327,027	442,656	413,147	29,509
European Euro	Deutsche Bank	12/4/14	100,000	135,466	126,347	9,119
European Euro	Standard Charter	12/9/14	76,800	104,919	97,039	7,880
European Euro	JPMorgan Chase	12/15/14	97,000	133,796	122,568	11,228
European Euro	Deutsche Bank	12/17/14	525,093	721,898	663,511	58,387
European Euro	Deutsche Bank	1/7/15	312,372	426,054	394,782	31,272
European Euro	Bank of America	1/20/15	3,215	4,175	4,064	111
European Euro	Bank of America	1/20/15	81,322	107,789	102,788	5,001
European Euro	Bank of America	1/20/15	1,213,217	1,647,238	1,533,451	113,787
European Euro	Credit Suisse First Boston	1/20/15	22,199	28,973	28,059	914
European Euro	Deutsche Bank	1/20/15	53,400	69,907	67,496	2,411
European Euro	HSBC Bank	1/20/15	57,700	75,450	72,931	2,519
European Euro	State Street Bank	1/20/15	151,724	201,599	191,773	9,826
European Euro	State Street Bank	1/20/15	156,294	210,617	197,548	13,069
European Euro	Barclays Bank	1/21/15	97,000	132,211	122,605	9,606
European Euro	Deutsche Bank	1/26/15	1,650,000	2,239,380	2,085,626	153,754

See accompanying notes to the schedules of portfolio investments.

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
European Euro	Deutsche Bank	1/30/15	2,630,000	$3,594,684	$3,324,469	$270,215
European Euro	Deutsche Bank	2/3/15	2,280,000	3,090,426	2,882,143	208,283
European Euro	Deutsche Bank	2/9/15	1,411,000	1,908,660	1,783,729	124,931
European Euro	Goldman Sachs	2/9/15	181,000	252,267	228,813	23,454
European Euro	JPMorgan Chase	2/19/15	30,000	41,142	37,928	3,214
European Euro	Barclays Bank	2/20/15	210,000	288,555	265,497	23,058
European Euro	Credit Suisse First Boston	2/23/15	17,000	23,395	21,493	1,902
European Euro	Deutsche Bank	2/25/15	277,730	381,740	351,141	30,599
European Euro	Barclays Bank	2/26/15	60,139	82,635	76,036	6,599
European Euro	Barclays Bank	2/26/15	110,723	151,984	139,991	11,993
European Euro	Bank of America	2/27/15	76,694	104,864	96,968	7,896
European Euro	Deutsche Bank	3/5/15	43,000	59,282	54,370	4,912
European Euro	Barclays Bank	3/9/15	107,759	147,981	136,256	11,725
European Euro	Barclays Bank	3/9/15	33,304	45,768	42,111	3,657
European Euro	Deutsche Bank	3/9/15	660,000	906,147	834,536	71,611
European Euro	HSBC Bank	3/9/15	15,000	20,621	18,967	1,654
European Euro	Citibank	3/10/15	1,704,605	2,359,216	2,155,402	203,814
European Euro	Morgan Stanley	3/10/15	43,000	59,554	54,372	5,182
European Euro	Deutsche Bank	3/16/15	134,000	185,857	169,446	16,411
European Euro	JPMorgan Chase	3/16/15	15,000	20,787	18,968	1,819
European Euro	Barclays Bank	3/17/15	10,012	13,962	12,660	1,302
European Euro	Citibank	3/17/15	10,643	14,850	13,458	1,392
European Euro	Barclays Bank	3/23/15	9,076	12,638	11,477	1,161
European Euro	Deutsche Bank	3/23/15	173,000	240,816	218,774	22,042
European Euro	Deutsche Bank	3/26/15	78,000	107,418	98,641	8,777
European Euro	Barclays Bank	3/27/15	200,000	276,200	252,927	23,273
European Euro	Deutsche Bank	3/31/15	4,566	6,285	5,775	510
European Euro	Goldman Sachs	3/31/15	130,000	165,705	164,410	1,295
European Euro	Barclays Bank	4/2/15	17,912	24,691	22,654	2,037
European Euro	Deutsche Bank	4/7/15	192,660	265,773	243,683	22,090
European Euro	HSBC Bank	4/10/15	73,000	100,643	92,338	8,305
European Euro	Deutsche Bank	4/13/15	77,961	107,607	98,618	8,989
European Euro	Standard Charter	4/13/15	37,000	51,143	46,804	4,339
European Euro	JPMorgan Chase	4/14/15	99,000	137,219	125,233	11,986
European Euro	Deutsche Bank	4/15/15	370,000	513,264	468,050	45,214
European Euro	HSBC Bank	4/16/15	78,849	109,491	99,746	9,745
European Euro	Barclays Bank	4/22/15	16,935	23,372	21,425	1,947
European Euro	JPMorgan Chase	4/22/15	5,188	7,177	6,564	613
European Euro	Barclays Bank	4/30/15	11,783	16,337	14,909	1,428
European Euro	Standard Charter	4/30/15	380,000	525,867	480,817	45,050
European Euro	Barclays Bank	5/5/15	228,900	317,223	289,652	27,571
European Euro	Barclays Bank	5/7/15	112,000	155,432	141,730	13,702
European Euro	Goldman Sachs	5/7/15	317,570	440,832	401,869	38,963
European Euro	Deutsche Bank	5/12/15	1,425,000	1,973,340	1,803,412	169,928
European Euro	Citibank	5/13/15	136,787	188,451	173,114	15,337
European Euro	Credit Suisse First Boston	5/13/15	56,000	77,032	70,872	6,160
European Euro	Goldman Sachs	5/13/15	112,000	154,314	141,744	12,570
European Euro	Goldman Sachs	5/13/15	30,000	41,340	37,967	3,373
European Euro	Goldman Sachs	5/14/15	87,000	119,837	110,107	9,730
European Euro	Barclays Bank	5/18/15	266,076	365,248	336,766	28,482
European Euro	Goldman Sachs	5/21/15	289,000	396,742	365,798	30,944
European Euro	Barclays Bank	5/22/15	363,741	498,734	460,407	38,327
European Euro	JPMorgan Chase	5/26/15	172,504	235,816	218,362	17,454
European Euro	Barclays Bank	5/29/15	72,758	99,061	92,104	6,957
European Euro	Goldman Sachs	6/1/15	760,000	1,034,121	962,130	71,991
European Euro	Barclays Bank	6/5/15	237,868	323,964	301,151	22,813
European Euro	HSBC Bank	6/8/15	1,113,075	1,449,602	1,409,268	40,334
European Euro	Deutsche Bank	6/10/15	285,500	390,079	361,484	28,595
European Euro	Deutsche Bank	6/15/15	124,000	168,066	157,014	11,052
European Euro	Barclays Bank	6/22/15	28,929	39,356	36,635	2,721
European Euro	Deutsche Bank	6/22/15	420,000	571,116	531,883	39,233
European Euro	Barclays Bank	7/16/15	82,000	112,001	103,884	8,117
European Euro	Morgan Stanley	7/16/15	277,000	378,205	350,925	27,280

See accompanying notes to the schedules of portfolio investments.

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
European Euro	Deutsche Bank	7/17/15	514,000	$698,912	$651,186	$47,726
European Euro	Barclays Bank	7/20/15	129,000	174,889	163,438	11,451
European Euro	Deutsche Bank	7/20/15	360,000	488,160	456,106	32,054
European Euro	JPMorgan Chase	7/20/15	910,000	1,233,568	1,152,934	80,634
European Euro	Deutsche Bank	7/21/15	470,000	637,250	595,481	41,769
European Euro	Deutsche Bank	7/22/15	71,000	96,269	89,957	6,312
European Euro	Morgan Stanley	7/22/15	366,000	495,469	463,722	31,747
European Euro	Deutsche Bank	7/23/15	93,795	127,062	118,840	8,222
European Euro	Deutsche Bank	7/27/15	207,975	280,467	263,526	16,941
European Euro	Goldman Sachs	7/27/15	197,000	265,783	249,619	16,164
European Euro	Citibank	7/28/15	60,360	81,421	76,484	4,937
European Euro	Barclays Bank	7/29/15	19,995	26,919	25,336	1,583
European Euro	Deutsche Bank	7/29/15	9,978	13,442	12,644	798
European Euro	JPMorgan Chase	7/31/15	380,000	510,895	481,530	29,365
European Euro	Barclays Bank	8/4/15	97,592	130,904	123,675	7,229
European Euro	HSBC Bank	8/4/15	380,000	509,970	481,561	28,409
European Euro	UBS Warburg	8/4/15	380,000	509,960	481,561	28,399
European Euro	Barclays Bank	8/5/15	229,000	307,839	290,209	17,630
European Euro	JPMorgan Chase	8/5/15	269,500	362,305	341,534	20,771
European Euro	Citibank	8/10/15	9,686	12,960	12,276	684
European Euro	Citibank	8/10/15	34,482	46,108	43,702	2,406
European Euro	Deutsche Bank	8/11/15	180,000	241,192	228,134	13,058
European Euro	JPMorgan Chase	8/11/15	239,500	320,780	303,544	17,236
European Euro	Goldman Sachs	8/12/15	61,000	81,907	77,313	4,594
European Euro	Morgan Stanley	8/17/15	66,000	88,607	83,657	4,950
European Euro	Barclays Bank	8/18/15	237,000	318,058	300,410	17,648
European Euro	Deutsche Bank	8/20/15	133,000	178,396	168,590	9,806
European Euro	JPMorgan Chase	8/20/15	263,000	352,913	333,377	19,536
European Euro	Barclays Bank	8/26/15	75,988	101,112	96,331	4,781
European Euro	Deutsche Bank	8/31/15	28,980	38,330	36,741	1,589
European Euro	Deutsche Bank	9/2/15	49,000	64,753	62,125	2,628
European Euro	Deutsche Bank	9/8/15	137,800	181,789	174,728	7,061
European Euro	JPMorgan Chase	9/8/15	1,125,000	1,463,738	1,426,478	37,260
European Euro	Barclays Bank	9/21/15	19,406	25,254	24,612	642
European Euro	Deutsche Bank	9/23/15	229,000	295,742	290,438	5,304
European Euro	Barclays Bank	9/24/15	45,864	59,136	58,170	966
European Euro	Citibank	9/28/15	13,451	17,348	17,062	286
European Euro	Deutsche Bank	9/28/15	107,000	137,798	135,726	2,072
European Euro	Barclays Bank	9/29/15	200,000	255,361	253,702	1,659
European Euro	HSBC Bank	9/30/15	180,000	229,362	228,341	1,021
European Euro	Deutsche Bank	10/1/15	1,320,000	1,683,818	1,674,558	9,260
Indian Rupee	Citibank	10/7/14	12,790,000	207,584	206,786	798
Japanese Yen	Deutsche Bank	10/7/14	399,565,980	3,848,642	3,643,876	204,766
Japanese Yen	JPMorgan Chase	10/17/14	33,615,000	323,436	306,578	16,858
Japanese Yen	JPMorgan Chase	10/20/14	63,490,000	646,801	579,060	67,741
Japanese Yen	Barclays Bank	10/22/14	26,770,000	274,508	244,160	30,348
Japanese Yen	Deutsche Bank	10/29/14	20,662,500	212,974	188,465	24,509
Japanese Yen	JPMorgan Chase	11/4/14	91,650,000	936,408	835,985	100,423
Japanese Yen	Barclays Bank	11/5/14	536,000,000	5,472,515	4,889,152	583,363
Japanese Yen	Citibank	11/12/14	94,163,000	952,853	858,951	93,902
Japanese Yen	HSBC Bank	11/12/14	3,336,000	33,834	30,431	3,403
Japanese Yen	JPMorgan Chase	11/13/14	36,450,000	368,591	332,498	36,093
Japanese Yen	Deutsche Bank	11/14/14	45,848,000	461,489	418,229	43,260
Japanese Yen	Citibank	11/19/14	7,667,000	76,748	69,941	6,807
Japanese Yen	Deutsche Bank	11/19/14	6,194,000	61,965	56,504	5,461
Japanese Yen	Citibank	11/20/14	8,613,000	86,424	78,572	7,852
Japanese Yen	HSBC Bank	11/20/14	1,616,000	16,207	14,742	1,465
Japanese Yen	JPMorgan Chase	11/20/14	2,471,000	24,772	22,542	2,230
Japanese Yen	JPMorgan Chase	11/20/14	3,093,000	31,019	28,216	2,803
Japanese Yen	Morgan Stanley	12/15/14	41,392,500	404,427	377,750	26,677
Japanese Yen	Deutsche Bank	12/22/14	69,210,000	674,769	631,707	43,062
Japanese Yen	HSBC Bank	12/22/14	69,320,000	674,805	632,711	42,094
Japanese Yen	Barclays Bank	12/26/14	34,730,000	334,925	317,021	17,904

See accompanying notes to the schedules of portfolio investments.

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Japanese Yen	Citibank	12/26/14	54,180,000	$522,492	$494,563	$27,929
Japanese Yen	Deutsche Bank	1/7/15	5,989,000	57,509	54,677	2,832
Japanese Yen	Goldman Sachs	1/8/15	23,997,000	231,383	219,083	12,300
Japanese Yen	Citibank	1/13/15	1,520,000	14,533	13,878	655
Japanese Yen	UBS Warburg	1/14/15	4,550,000	43,549	41,542	2,007
Japanese Yen	Barclays Bank	1/15/15	101,530,000	979,037	926,991	52,046
Japanese Yen	HSBC Bank	1/15/15	5,640,000	54,231	51,494	2,737
Japanese Yen	JPMorgan Chase	1/15/15	66,000,000	636,362	602,594	33,768
Japanese Yen	Deutsche Bank	1/16/15	1,520,000	14,705	13,878	827
Japanese Yen	Deutsche Bank	1/16/15	37,020,000	358,141	338,004	20,137
Japanese Yen	Standard Charter	1/16/15	7,340,000	71,040	67,016	4,024
Japanese Yen	JPMorgan Chase	1/20/15	33,615,000	323,785	306,927	16,858
Japanese Yen	Goldman Sachs	1/27/15	7,610,000	73,615	69,489	4,126
Japanese Yen	Deutsche Bank	1/28/15	7,248,281	70,992	66,187	4,805
Japanese Yen	HSBC Bank	1/28/15	9,353,364	91,399	85,409	5,990
Japanese Yen	Deutsche Bank	1/30/15	121,466,500	1,191,642	1,109,175	82,467
Japanese Yen	JPMorgan Chase	2/6/15	100,100,000	991,397	914,127	77,270
Japanese Yen	Standard Charter	2/6/15	100,170,000	991,807	914,766	77,041
Japanese Yen	Barclays Bank	2/9/15	100,180,000	991,778	914,884	76,894
Japanese Yen	JPMorgan Chase	2/9/15	100,400,000	991,800	916,893	74,907
Japanese Yen	Citibank	2/10/15	5,590,000	55,059	51,051	4,008
Japanese Yen	Goldman Sachs	2/12/15	3,771,000	36,934	34,439	2,495
Japanese Yen	HSBC Bank	2/12/15	53,860,000	528,441	491,885	36,556
Japanese Yen	JPMorgan Chase	2/12/15	53,831,000	528,776	491,620	37,156
Japanese Yen	Citibank	2/13/15	71,350,000	700,059	651,622	48,437
Japanese Yen	JPMorgan Chase	2/13/15	35,730,000	349,800	326,313	23,487
Japanese Yen	Citibank	2/17/15	35,630,000	349,177	325,412	23,765
Japanese Yen	Goldman Sachs	2/18/15	964,860	9,500	8,812	688
Japanese Yen	Goldman Sachs	2/18/15	35,780,000	352,481	326,785	25,696
Japanese Yen	JPMorgan Chase	2/18/15	37,560,000	369,893	343,043	26,850
Japanese Yen	HSBC Bank	2/24/15	4,020,000	39,403	36,718	2,685
Japanese Yen	Barclays Bank	2/25/15	17,870,000	174,469	163,221	11,248
Japanese Yen	JPMorgan Chase	2/25/15	4,000,000	39,039	36,535	2,504
Japanese Yen	Barclays Bank	2/26/15	35,700,000	349,086	326,080	23,006
Japanese Yen	Deutsche Bank	2/27/15	11,991,000	117,640	109,525	8,115
Japanese Yen	JPMorgan Chase	3/3/15	5,100,000	50,090	46,585	3,505
Japanese Yen	JPMorgan Chase	3/3/15	4,600,000	45,169	42,018	3,151
Japanese Yen	HSBC Bank	3/4/15	4,600,000	45,076	42,018	3,058
Japanese Yen	Barclays Bank	3/9/15	64,145,400	627,287	585,958	41,329
Japanese Yen	JPMorgan Chase	3/16/15	44,142,850	431,188	403,265	27,923
Japanese Yen	Citibank	3/17/15	2,260,084	22,088	20,647	1,441
Japanese Yen	Citibank	3/19/15	46,322,000	456,311	423,185	33,126
Japanese Yen	Morgan Stanley	3/19/15	7,060,000	69,922	64,498	5,424
Japanese Yen	Deutsche Bank	3/24/15	20,538,000	201,124	187,638	13,486
Japanese Yen	Barclays Bank	3/25/15	25,522,830	249,904	233,182	16,722
Japanese Yen	Citibank	4/15/15	3,500,000	34,576	31,988	2,588
Japanese Yen	Morgan Stanley	4/16/15	68,447,040	673,280	625,574	47,706
Japanese Yen	Barclays Bank	4/17/15	32,710,000	321,923	298,960	22,963
Japanese Yen	JPMorgan Chase	4/21/15	19,660,000	192,815	179,699	13,116
Japanese Yen	JPMorgan Chase	4/22/15	24,420,000	239,547	223,212	16,335
Japanese Yen	Citibank	5/12/15	5,590,000	55,198	51,114	4,084
Japanese Yen	Credit Suisse First Boston	5/13/15	5,588,000	55,098	51,096	4,002
Japanese Yen	Goldman Sachs	5/13/15	7,475,000	73,638	68,351	5,287
Japanese Yen	Citibank	5/14/15	5,587,000	54,964	51,088	3,876
Japanese Yen	Bank of America	5/18/15	84,777,550	835,000	775,272	59,728
Japanese Yen	Bank of America	5/19/15	84,522,875	835,000	772,957	62,043
Japanese Yen	Barclays Bank	5/19/15	84,752,500	835,000	775,057	59,943
Japanese Yen	Citibank	5/19/15	84,652,200	835,000	774,140	60,860
Japanese Yen	HSBC Bank	5/19/15	84,820,600	835,000	775,680	59,320
Japanese Yen	Goldman Sachs	6/1/15	48,990,000	482,670	448,115	34,555
Japanese Yen	Citibank	6/9/15	51,300,000	502,291	469,312	32,979
Japanese Yen	HSBC Bank	6/9/15	76,900,000	752,866	703,511	49,355
Japanese Yen	Barclays Bank	6/10/15	60,420,000	591,729	552,755	38,974

See accompanying notes to the schedules of portfolio investments.

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Japanese Yen	Citibank	6/10/15	51,500,000	$503,608	$471,150	$32,458
Japanese Yen	Citibank	6/10/15	43,640,000	426,747	399,243	27,504
Japanese Yen	HSBC Bank	6/10/15	64,350,000	630,453	588,709	41,744
Japanese Yen	Deutsche Bank	6/11/15	21,300,000	208,537	194,868	13,669
Japanese Yen	JPMorgan Chase	6/11/15	59,620,000	583,583	545,446	38,137
Japanese Yen	Citibank	6/17/15	2,416,000	23,749	22,106	1,643
Japanese Yen	JPMorgan Chase	6/17/15	25,100,000	246,755	229,657	17,098
Japanese Yen	Deutsche Bank	6/22/15	69,330,000	680,841	634,405	46,436
Japanese Yen	Barclays Bank	6/30/15	16,411,000	161,960	150,191	11,769
Japanese Yen	Deutsche Bank	7/13/15	26,073,000	257,181	238,671	18,510
Japanese Yen	Morgan Stanley	7/23/15	50,187,445	497,122	459,496	37,626
Japanese Yen	Citibank	7/24/15	74,785,000	739,991	684,713	55,278
Japanese Yen	JPMorgan Chase	7/24/15	115,000,000	1,137,319	1,052,912	84,407
Japanese Yen	JPMorgan Chase	7/27/15	40,100,000	396,794	367,165	29,629
Japanese Yen	Barclays Bank	7/29/15	8,700,000	85,754	79,662	6,092
Japanese Yen	Citibank	8/5/15	46,922,100	458,559	429,699	28,860
Japanese Yen	Barclays Bank	8/11/15	2,240,000	21,980	20,515	1,465
Japanese Yen	Citibank	8/11/15	2,240,000	21,988	20,515	1,473
Japanese Yen	Deutsche Bank	8/12/15	2,240,000	22,072	20,516	1,556
Japanese Yen	JPMorgan Chase	8/31/15	22,800,000	220,423	208,893	11,530
Japanese Yen	Barclays Bank	9/18/15	2,251,755	21,121	20,637	484
Japanese Yen	JPMorgan Chase	9/29/15	2,255,332	20,760	20,676	84
Korean Won	Bank of America	2/12/15	18,975,811	18,500	17,958	542
Korean Won	Bank of America	2/12/15	541,267,570	522,649	512,237	10,412
Korean Won	Credit Suisse First Boston	2/12/15	686,791,398	663,196	649,956	13,240
Korean Won	Credit Suisse First Boston	2/12/15	169,630,935	163,650	160,533	3,117
Korean Won	HSBC Bank	2/12/15	750,114,642	727,945	709,881	18,064
Korean Won	HSBC Bank	2/12/15	33,149,763	32,225	31,372	853
Korean Won	HSBC Bank	2/12/15	81,604,063	79,327	77,227	2,100
Malaysian Ringgit	HSBC Bank	10/24/14	812,462	247,702	247,355	347
Malaysian Ringgit	JPMorgan Chase	10/27/14	805,012	250,393	245,035	5,358
Malaysian Ringgit	JPMorgan Chase	10/31/14	359,000	111,633	109,245	2,388
Malaysian Ringgit	Deutsche Bank	11/19/14	62,320	19,356	18,944	412
Malaysian Ringgit	HSBC Bank	11/20/14	39,000	11,870	11,855	15
Malaysian Ringgit	JPMorgan Chase	1/8/15	86,100	26,656	26,086	570
Malaysian Ringgit	JPMorgan Chase	1/9/15	46,000	14,241	13,936	305
Malaysian Ringgit	JPMorgan Chase	1/12/15	14,000	4,333	4,241	92
Malaysian Ringgit	JPMorgan Chase	2/4/15	2,661,000	822,515	804,831	17,684
Malaysian Ringgit	HSBC Bank	2/18/15	1,235,558	374,128	373,366	762
Malaysian Ringgit	HSBC Bank	2/23/15	720,000	217,951	217,503	448
Malaysian Ringgit	HSBC Bank	3/11/15	2,909,811	880,027	878,120	1,907
Malaysian Ringgit	JPMorgan Chase	3/12/15	735,120	226,749	221,830	4,919
Malaysian Ringgit	HSBC Bank	3/31/15	500,000	151,057	150,698	359
Malaysian Ringgit	JPMorgan Chase	4/2/15	2,190,750	674,928	660,206	14,722
Malaysian Ringgit	HSBC Bank	4/10/15	340,000	102,657	102,414	243
Malaysian Ringgit	Deutsche Bank	5/19/15	2,093,018	643,135	629,009	14,126
Malaysian Ringgit	JPMorgan Chase	7/2/15	988,250	302,875	296,225	6,650
Malaysian Ringgit	Deutsche Bank	7/3/15	177,180	54,303	53,106	1,197
Swiss Franc	Bank of America	2/12/15	505,362	559,817	530,316	29,501
Swiss Franc	Credit Suisse First Boston	2/12/15	6,427	7,129	6,744	385
Swiss Franc	Deutsche Bank	2/12/15	16,303	17,856	17,108	748
Swiss Franc	HSBC Bank	2/12/15	46,070	48,537	48,345	192

				$142,307,645	$133,378,251	$8,929,394

Long Contracts:
Brazilian Real	Deutsche Bank	10/31/14	435,000	$185,264	$176,180	$(9,084)
British Pound	Barclays Bank	2/19/15	48,726	78,854	78,866	12
British Pound	Credit Suisse First Boston	2/19/15	25,864	41,863	41,862	(1)
British Pound	Credit Suisse First Boston	2/19/15	6,393	10,348	10,347	(1)
British Pound	Deutsche Bank	2/19/15	217,872	355,084	352,638	(2,446)
British Pound	State Street Bank	2/19/15	227,949	370,243	368,950	(1,293)
Chilean Peso	Citibank	10/20/14	2,148,010,500	4,128,408	3,585,401	(543,007)
Chilean Peso	Barclays Bank	10/27/14	153,759,000	294,163	256,500	(37,663)

See accompanying notes to the schedules of portfolio investments.

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Chilean Peso	Deutsche Bank	10/29/14	307,366,000	$585,236	$512,661	$(72,575)
Chilean Peso	Deutsche Bank	11/28/14	3,250,000	5,711	5,408	(303)
Chilean Peso	Deutsche Bank	12/1/14	3,250,000	5,701	5,406	(295)
Chilean Peso	Morgan Stanley	1/12/15	8,700,000	15,774	14,420	(1,354)
Chilean Peso	Barclays Bank	2/10/15	4,400,000	7,569	7,275	(294)
Chilean Peso	Morgan Stanley	2/12/15	10,560,000	18,346	17,456	(890)
Chilean Peso	Deutsche Bank	2/17/15	3,930,000	6,840	6,494	(346)
Chilean Peso	Deutsche Bank	2/18/15	4,400,000	7,530	7,270	(260)
Chilean Peso	JPMorgan Chase	2/20/15	2,150,000	3,685	3,552	(133)
Chilean Peso	Morgan Stanley	2/23/15	5,200,000	9,104	8,588	(516)
Chilean Peso	JPMorgan Chase	2/24/15	7,300,000	12,789	12,055	(734)
Chilean Peso	Morgan Stanley	2/25/15	5,600,000	9,767	9,247	(520)
Chilean Peso	Deutsche Bank	2/26/15	3,890,000	6,772	6,423	(349)
Chilean Peso	Deutsche Bank	3/3/15	700,000	1,208	1,155	(53)
Chilean Peso	JPMorgan Chase	3/12/15	990,530,400	1,708,547	1,633,471	(75,076)
Chilean Peso	JPMorgan Chase	3/20/15	4,300,000	7,294	7,086	(208)
Chilean Peso	Morgan Stanley	5/11/15	4,500,000	7,681	7,386	(295)
Chilean Peso	Barclays Bank	6/4/15	12,000,000	21,116	19,661	(1,455)
Chilean Peso	Morgan Stanley	6/5/15	2,500,000	4,380	4,096	(284)
Chilean Peso	Deutsche Bank	7/10/15	162,750,000	285,652	265,928	(19,724)
Chilean Peso	Morgan Stanley	7/20/15	305,012,200	531,658	498,003	(33,655)
Chilean Peso	Morgan Stanley	7/28/15	8,010,000	13,782	13,070	(712)
Chilean Peso	Deutsche Bank	8/12/15	4,400,000	7,435	7,172	(263)
Chilean Peso	Morgan Stanley	8/18/15	4,010,000	6,757	6,533	(224)
Chilean Peso	JPMorgan Chase	8/20/15	2,150,000	3,624	3,502	(122)
Chilean Peso	Deutsche Bank	8/27/15	2,610,000	4,355	4,249	(106)
Chilean Peso	JPMorgan Chase	8/28/15	3,900,000	6,509	6,349	(160)
Chilean Peso	Deutsche Bank	9/8/15	700,000	1,156	1,139	(17)
European Euro	Deutsche Bank	10/31/14	168,168	227,514	212,424	(15,090)
European Euro	Bank of America	11/17/14	58,813	77,026	74,300	(2,726)
European Euro	Barclays Bank	11/17/14	36,569	48,943	46,199	(2,744)
European Euro	Credit Suisse First Boston	11/17/14	28,622	37,830	36,159	(1,671)
European Euro	Deutsche Bank	11/17/14	26,851	35,570	33,921	(1,649)
European Euro	HSBC Bank	11/17/14	37,792	50,414	47,744	(2,670)
European Euro	State Street Bank	11/17/14	52,799	69,845	66,701	(3,144)
European Euro	Deutsche Bank	2/10/15	55,635	75,310	70,332	(4,978)
European Euro	Barclays Bank	2/11/15	55,606	75,271	70,296	(4,975)
European Euro	Deutsche Bank	2/17/15	55,611	75,282	70,306	(4,976)
European Euro	Deutsche Bank	3/19/15	282,728	382,823	357,524	(25,299)
European Euro	JPMorgan Chase	3/19/15	84,776	114,789	107,203	(7,586)
European Euro	JPMorgan Chase	3/20/15	282,893	383,050	357,736	(25,314)
European Euro	Morgan Stanley	5/27/15	21,594	29,255	27,335	(1,920)
Indian Rupee	Citibank	10/7/14	12,790,000	210,708	206,786	(3,922)
Indian Rupee	Deutsche Bank	10/20/14	8,080,848	130,640	130,271	(369)
Indian Rupee	Deutsche Bank	10/30/14	3,173,333	52,172	51,043	(1,129)
Indian Rupee	Deutsche Bank	10/31/14	15,866,666	259,027	255,158	(3,869)
Indian Rupee	Citibank	11/7/14	12,666,000	205,520	203,371	(2,149)
Indian Rupee	HSBC Bank	11/13/14	8,549,600	137,905	137,094	(811)
Indian Rupee	JPMorgan Chase	11/13/14	52,506,800	846,768	841,955	(4,813)
Indian Rupee	JPMorgan Chase	11/14/14	5,537,000	90,509	88,767	(1,742)
Indian Rupee	JPMorgan Chase	11/18/14	5,537,000	90,135	88,688	(1,447)
Indian Rupee	HSBC Bank	11/19/14	8,645,260	139,057	138,444	(613)
Indian Rupee	JPMorgan Chase	11/19/14	14,490,000	233,105	232,040	(1,065)
Indian Rupee	JPMorgan Chase	11/24/14	5,537,000	90,215	88,570	(1,645)
Indian Rupee	Deutsche Bank	11/26/14	4,760,000	77,274	76,107	(1,167)
Indian Rupee	Deutsche Bank	11/28/14	4,760,000	77,667	76,073	(1,594)
Indian Rupee	Citibank	2/9/15	12,790,000	203,489	201,233	(2,256)
Korean Won	JPMorgan Chase	5/15/15	258,825,900	249,015	244,785	(4,230)
Korean Won	JPMorgan Chase	5/18/15	44,818,000	43,045	42,386	(659)
Korean Won	JPMorgan Chase	5/20/15	213,852,600	205,095	202,246	(2,849)
Korean Won	JPMorgan Chase	5/21/15	270,144,000	259,879	255,481	(4,398)
Korean Won	Deutsche Bank	6/29/15	316,000,000	305,196	298,787	(6,409)
Korean Won	HSBC Bank	9/30/15	317,000,000	301,445	299,594	(1,851)

See accompanying notes to the schedules of portfolio investments.

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Malaysian Ringgit	HSBC Bank	10/24/14	812,462	$250,915	$247,355	$(3,560)
Malaysian Ringgit	Barclays Bank	10/27/14	805,012	251,307	245,035	(6,272)
Malaysian Ringgit	JPMorgan Chase	10/31/14	359,000	112,258	109,245	(3,013)
Malaysian Ringgit	Deutsche Bank	11/19/14	62,320	19,124	18,944	(180)
Malaysian Ringgit	HSBC Bank	11/20/14	39,000	11,978	11,855	(123)
Malaysian Ringgit	JPMorgan Chase	1/8/15	86,100	25,695	26,086	391
Malaysian Ringgit	JPMorgan Chase	1/9/15	46,000	13,738	13,936	198
Malaysian Ringgit	JPMorgan Chase	1/12/15	14,000	4,185	4,241	56
Malaysian Ringgit	JPMorgan Chase	2/4/15	2,661,000	786,371	804,831	18,460
Malaysian Ringgit	HSBC Bank	2/18/15	1,235,558	365,636	373,366	7,730
Malaysian Ringgit	HSBC Bank	2/23/15	720,000	214,286	217,503	3,217
Malaysian Ringgit	HSBC Bank	3/11/15	2,909,811	876,740	878,120	1,380
Malaysian Ringgit	JPMorgan Chase	3/12/15	735,120	219,819	221,830	2,011
Malaysian Ringgit	HSBC Bank	3/31/15	500,000	148,907	150,698	1,791
Malaysian Ringgit	JPMorgan Chase	4/2/15	2,190,750	664,068	660,206	(3,862)
Malaysian Ringgit	HSBC Bank	4/10/15	340,000	102,087	102,414	327
Malaysian Ringgit	Deutsche Bank	5/19/15	2,093,018	635,017	629,009	(6,008)
Malaysian Ringgit	JPMorgan Chase	7/2/15	988,250	301,719	296,225	(5,494)
Malaysian Ringgit	Deutsche Bank	7/3/15	177,180	54,167	53,106	(1,061)
Mexican Peso	Deutsche Bank	10/14/14	19,592,000	1,446,972	1,457,544	10,572
Mexican Peso	Citibank	10/22/14	6,418,829	487,707	477,272	(10,435)
Mexican Peso	HSBC Bank	11/7/14	27,672,950	2,050,000	2,055,463	5,463
Mexican Peso	Citibank	12/16/14	3,316,000	249,868	245,696	(4,172)
Mexican Peso	Citibank	12/18/14	1,589,750	119,413	117,777	(1,636)
Mexican Peso	Citibank	1/12/15	3,813,785	284,187	282,067	(2,120)
Mexican Peso	HSBC Bank	3/10/15	10,223,640	772,062	753,034	(19,028)
Mexican Peso	Citibank	3/13/15	1,070,200	80,660	78,810	(1,850)
Mexican Peso	JPMorgan Chase	3/13/15	28,297,935	2,079,507	2,083,863	4,356
Mexican Peso	Citibank	3/17/15	903,100	66,154	66,485	331
Mexican Peso	Citibank	3/24/15	2,637,800	192,963	194,093	1,130
Mexican Peso	HSBC Bank	5/19/15	51,197,819	3,832,000	3,752,593	(79,407)
Mexican Peso	Citibank	6/8/15	2,731,280	205,085	199,915	(5,170)
Mexican Peso	Citibank	6/9/15	2,728,000	205,693	199,661	(6,032)
Mexican Peso	Citibank	6/12/15	5,548,030	414,899	405,972	(8,927)
Mexican Peso	Citibank	6/15/15	2,384,400	178,513	174,440	(4,073)
Mexican Peso	Citibank	6/22/15	2,146,000	160,293	156,923	(3,370)
Mexican Peso	Citibank	7/10/15	3,689,235	277,115	269,432	(7,683)
Mexican Peso	HSBC Bank	9/4/15	11,644,900	866,275	847,140	(19,135)
Phillipine Peso	JPMorgan Chase	12/29/14	440,000	10,010	9,782	(228)
Phillipine Peso	JPMorgan Chase	6/25/15	6,140,000	139,362	135,855	(3,507)
Phillipine Peso	Deutsche Bank	6/26/15	16,461,720	373,062	364,228	(8,834)
Phillipine Peso	JPMorgan Chase	6/29/15	4,900,000	111,341	108,408	(2,933)
Phillipine Peso	JPMorgan Chase	7/1/15	9,520,000	217,630	210,612	(7,018)
Phillipine Peso	Deutsche Bank	7/20/15	28,970,800	661,796	640,632	(21,164)
Phillipine Peso	JPMorgan Chase	9/25/15	3,020,000	67,216	66,674	(542)
Singapore Dollar	HSBC Bank	11/7/14	3,474,156	2,800,000	2,723,962	(76,038)
Singapore Dollar	Deutsche Bank	11/28/14	66,000	52,557	51,748	(809)
Singapore Dollar	JPMorgan Chase	12/19/14	156,000	124,581	122,313	(2,268)
Singapore Dollar	HSBC Bank	12/22/14	190,000	151,636	148,971	(2,665)
Singapore Dollar	JPMorgan Chase	1/26/15	348,966	281,311	273,611	(7,700)
Singapore Dollar	HSBC Bank	2/9/15	123,000	98,716	96,440	(2,276)
Singapore Dollar	Barclays Bank	2/12/15	34,819	27,802	27,300	(502)
Singapore Dollar	Deutsche Bank	2/12/15	246,000	196,172	192,881	(3,291)
Singapore Dollar	Barclays Bank	2/17/15	103,000	82,535	80,759	(1,776)
Singapore Dollar	HSBC Bank	2/17/15	77,000	61,636	60,373	(1,263)
Singapore Dollar	HSBC Bank	2/18/15	77,000	60,918	60,373	(545)
Singapore Dollar	Deutsche Bank	2/23/15	77,000	61,658	60,373	(1,285)
Singapore Dollar	Deutsche Bank	2/27/15	172,000	137,424	134,860	(2,564)
Singapore Dollar	HSBC Bank	3/13/15	499,540	394,270	391,677	(2,593)
Singapore Dollar	HSBC Bank	3/16/15	215,700	170,741	169,125	(1,616)
Singapore Dollar	Citibank	5/18/15	260,154	208,332	204,010	(4,322)
Singapore Dollar	Deutsche Bank	5/19/15	77,000	61,632	60,383	(1,249)
Singapore Dollar	HSBC Bank	5/19/15	167,000	133,664	130,960	(2,704)

See accompanying notes to the schedules of portfolio investments.

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Singapore Dollar	JPMorgan Chase	5/19/15	60,863	$48,706	$47,728	$(978)
Singapore Dollar	JPMorgan Chase	5/20/15	229,983	183,824	180,351	(3,473)
Singapore Dollar	Deutsche Bank	5/29/15	66,000	52,579	51,758	(821)
Singapore Dollar	HSBC Bank	9/21/15	252,000	199,683	197,684	(1,999)
Swedish Krona	Deutsche Bank	11/18/14	7,340,000	1,072,214	1,017,381	(54,833)
Swiss Franc	Credit Suisse First Boston	2/12/15	4,234	4,524	4,443	(81)
Swiss Franc	Deutsche Bank	2/12/15	5,365	5,759	5,630	(129)

				$41,941,667	$40,616,328	$(1,325,339)

At September 30, 2014, the Fund’s open forward cross currency contracts were as follows:

Purchase/Sale	Counterparty	Amount Purchased	Amount Sold	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
European Euro/Hungarian Forint	Deutsche Bank	282,728 EUR	88,267,600 HUF	$382,823	$382,467	$(356)
European Euro/Hungarian Forint	JPMorgan Chase	84,776 EUR	26,454,170 HUF	114,789	114,734	(55)
European Euro/Hungarian Forint	JPMorgan Chase	282,893 EUR	88,280,000 HUF	383,050	382,864	(186)
European Euro/Polish Zloty	Deutsche Bank	168,168 EUR	700,000 PLN	227,514	228,784	1,270
European Euro/Polish Zloty	Deutsche Bank	55,635 EUR	233,000 PLN	75,310	75,632	322
European Euro/Polish Zloty	Barclays Bank	55,606 EUR	233,000 PLN	75,271	74,983	(288)
European Euro/Polish Zloty	Deutsche Bank	55,611 EUR	233,000 PLN	75,282	75,594	312
European Euro/Polish Zolty	Morgan Stanley	21,594 EUR	91,000 PLN	29,255	29,334	79
Hungarian Forint/European Euro	Deutsche Bank	88,267,600 HUF	276,614 EUR	386,003	394,089	8,086
Hungarian Forint/European Euro	JPMorgan Chase	26,454,170 HUF	82,915 EUR	115,687	118,094	2,407
Hungarian Forint/European Euro	JPMorgan Chase	44,259,000 HUF	139,192 EUR	194,587	198,014	3,427
Hungarian Forint/European Euro	JPMorgan Chase	44,021,000 HUF	138,444 EUR	193,541	196,949	3,408
Polish Zloty/European Euro	Deutsche Bank	700,000 PLN	163,540 EUR	225,035	229,611	4,576
Polish Zloty/European Euro	Deutsche Bank	233,000 PLN	54,509 EUR	74,401	75,502	1,101
Polish Zloty/European Euro	Barclays Bank	233,000 PLN	54,477 EUR	74,396	75,535	1,139
Polish Zloty/European Euro	Deutsche Bank	233,000 PLN	54,721 EUR	74,430	75,244	814
Polish Zloty/European Euro	Morgan Stanley	91,000 PLN	21,321 EUR	29,245	29,511	266
Swedish Krona/European Euro	Deutsche Bank	4,380,000 SEK	494,552 EUR	680,545	662,969	(17,576)
Swedish Krona/European Euro	Deutsche Bank	5,900,000 SEK	640,879 EUR	811,884	820,164	8,280

				$4,223,048	$4,240,074	$17,026

Centrally Cleared Interest Rate Swap Agreement

At September 30, 2014, the Fund’s centrally cleared interest rate swap agreements were as follows:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount (Local)	Premiums Paid/ (Received) ($)	Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month U.S. Dollar LIBOR BBA	2.73%	7/7/24	Citibank	1,840,000	—	22,160	22,160

							$22,160	$(22,160)

See accompanying notes to the schedules of portfolio investments.

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Over-the-Counter Interest Rate Swap Agreements

At September 30, 2014, the Fund’s open over-the-counter interest rate swap agreements were as follows:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount (Local)	Premiums Paid/ (Received) ($)	Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month U.S. Dollar LIBOR BBA	3.02%	8/22/23	JPMorgan Chase	3,910,000	—	$(160,418)	$(160,418)
Pay	3-Month U.S. Dollar LIBOR BBA	3 .85%	8/22/43	JPMorgan Chase	2,230,000	—	(288,512)	(288,512)

							$(448,930)	$(448,930)

See accompanying notes to the schedules of portfolio investments.

AZL Gateway Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks+ (97.6%):
Aerospace & Defense (2.3%):
11,640	Boeing Co. (The)	$1,482,703
14,925	Honeywell International, Inc.	1,389,816
8,480	Raytheon Co.	861,738
12,430	United Technologies Corp.	1,312,608

		5,046,865

Air Freight & Logistics (0.8%):
17,625	United Parcel Service, Inc., Class B	1,732,361

Airlines (0.2%):
6,400	American Airlines Group, Inc.	227,072
3,200	United Continental Holdings, Inc. *	149,728

		376,800

Auto Components (0.1%):
4,375	Cooper Tire & Rubber Co.	125,563
500	TRW Automotive Holdings Corp. *	50,625

		176,188

Automobiles (0.4%):
56,260	Ford Motor Co.	832,085
600	Tesla Motors, Inc. *	145,608

		977,693

Banks (5.6%):
4,555	Associated Banc-Corp.	79,348
128,485	Bank of America Corp.	2,190,669
40,568	Citigroup, Inc.	2,102,234
3,530	FirstMerit Corp.	62,128
48,645	JPMorgan Chase & Co.	2,930,375
4,700	Old National Bancorp	60,959
29,305	U.S. Bancorp	1,225,828
72,855	Wells Fargo & Co.	3,778,989

		12,430,530

Beverages (2.3%):
54,685	Coca-Cola Co. (The)	2,332,862
4,213	Monster Beverage Corp. *	386,206
25,370	PepsiCo, Inc.	2,361,693

		5,080,761

Biotechnology (3.4%):
2,525	Alexion Pharmaceuticals, Inc. *	418,696
11,865	Amgen, Inc.	1,666,558
3,325	Biogen Idec, Inc. *	1,099,943
11,750	Celgene Corp. *	1,113,665
22,490	Gilead Sciences, Inc. *	2,394,060
1,050	Regeneron Pharmaceuticals, Inc. *	378,546
3,290	Vertex Pharmaceuticals, Inc. *	369,500

		7,440,968

Capital Markets (2.3%):
1,300	Affiliated Managers Group, Inc. *	260,468
38,440	Charles Schwab Corp. (The)	1,129,752
9,550	Eaton Vance Corp.	360,322
6,365	Goldman Sachs Group, Inc. (The)	1,168,422
12,620	Legg Mason, Inc.	645,639
23,415	Morgan Stanley	809,457
9,900	TD Ameritrade Holding Corp.	330,363
6,400	Waddell & Reed Financial, Inc., Class A	330,816

		5,035,239

Chemicals (2.5%):
19,655	Dow Chemical Co. (The)	1,030,708

Shares		Fair Value
Common Stocks+, continued
Chemicals, continued
15,470	E.I. du Pont de Nemours and Co.	$1,110,127
7,365	Eastman Chemical Co.	595,755
8,895	LyondellBasell Industries NV, Class A	966,530
8,765	Monsanto Co.	986,150
9,905	Olin Corp.	250,101
1,925	Potash Corp. of Saskatchewan, Inc.	66,528
8,660	RPM International, Inc.	396,455

		5,402,354

Commercial Services & Supplies (0.6%):
4,420	ADT Corp. (The)	156,733
8,840	R.R. Donnelley & Sons Co.	145,506
9,490	Tyco International, Ltd.	422,969
12,065	Waste Management, Inc.	573,450

		1,298,658

Communications Equipment (1.7%):
68,745	Cisco Systems, Inc.	1,730,312
6,374	Motorola Solutions, Inc.	403,347
20,295	QUALCOMM, Inc.	1,517,457
7,745	Telefonaktiebolaget LM Ericsson, Sponsored ADR	97,510

		3,748,626

Consumer Finance (0.9%):
15,460	American Express Co.	1,353,368
11,230	Discover Financial Services	723,100

		2,076,468

Containers & Packaging (0.4%):
6,815	Avery Dennison Corp.	304,290
10,790	MeadWestvaco Corp.	441,743
3,060	Sonoco Products Co.	120,227

		866,260

Distributors (0.3%):
7,010	Genuine Parts Co.	614,847

Diversified Financial Services (2.0%):
24,905	Berkshire Hathaway, Inc., Class B *	3,440,377
8,235	CME Group, Inc.	658,429
3,088	FNFV Group *	42,491
1,660	Intercontinental Exchange, Inc.	323,783

		4,465,080

Diversified Telecommunication Services (2.2%):
69,770	AT&T, Inc.	2,458,695
18,439	Frontier Communications Corp.	120,038
47,160	Verizon Communications, Inc.	2,357,528

		4,936,261

Electric Utilities (1.2%):
7,475	American Electric Power Co., Inc.	390,270
20,896	Duke Energy Corp.	1,562,394
2,070	Hawaiian Electric Industries, Inc.	54,959
9,395	OGE Energy Corp.	348,648
8,465	Pepco Holdings, Inc.	226,523

		2,582,794

Electrical Equipment (0.9%):
12,105	Eaton Corp. plc	767,095
14,065	Emerson Electric Co.	880,188
2,795	Hubbell, Inc., Class B	336,881

		1,984,164

Continued

AZL Gateway Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks+, continued
Electronic Equipment, Instruments & Components (0.4%):
25,305	Corning, Inc.	$489,399
7,275	TE Connectivity, Ltd.	402,235

		891,634

Energy Equipment & Services (2.2%):
9,175	Baker Hughes, Inc.	596,925
1,020	CARBO Ceramics, Inc.	60,415
3,325	Diamond Offshore Drilling, Inc.	113,948
18,550	Halliburton Co.	1,196,660
11,660	Patterson-UTI Energy, Inc.	379,300
22,781	Schlumberger, Ltd.	2,316,599
1,305	Seventy Seven Energy, Inc. *	30,981
1,145	Tidewater, Inc.	44,689

		4,739,517

Food & Staples Retailing (1.9%):
22,110	CVS Caremark Corp.	1,759,735
12,700	Walgreen Co.	752,729
23,055	Wal-Mart Stores, Inc.	1,763,016

		4,275,480

Food Products (1.2%):
20,105	ConAgra Foods, Inc.	664,269
13,515	Kraft Foods Group, Inc.	762,246
38,245	Mondelez International, Inc., Class A	1,310,465

		2,736,980

Gas Utilities (0.3%):
1,451	AGL Resources, Inc.	74,494
5,105	National Fuel Gas Co.	357,300
2,365	ONE Gas, Inc.	81,001
3,600	WGL Holdings, Inc.	151,632

		664,427

Health Care Equipment & Supplies (2.0%):
25,475	Abbott Laboratories	1,059,505
12,185	Baxter International, Inc.	874,517
37,105	Boston Scientific Corp. *	438,210
7,840	Covidien plc	678,238
570	Intuitive Surgical, Inc. *	263,237
18,475	Medtronic, Inc.	1,144,527

		4,458,234

Health Care Providers & Services (2.1%):
12,144	Aetna, Inc.	983,664
12,395	Express Scripts Holding Co. *	875,459
3,645	HCA Holdings, Inc. *	257,045
1,650	Patterson Cos., Inc.	68,360
2,950	Quest Diagnostics, Inc.	179,006
15,555	UnitedHealth Group, Inc.	1,341,618
4,015	Universal Health Services, Inc., Class B	419,568
4,370	WellPoint, Inc.	522,739

		4,647,459

Hotels, Restaurants & Leisure (1.5%):
10,010	International Game Technology	168,869
3,550	Las Vegas Sands Corp.	220,846
17,930	McDonald’s Corp.	1,699,942
5,545	Melco Crown Entertainment, Ltd., Sponsored ADR	145,778
10,465	MGM Resorts International *	238,393
1,685	Tim Hortons, Inc.	132,795
9,065	Wendy’s Co. (The)	74,877
2,495	Wynn Resorts, Ltd.	466,765

		3,148,265

Shares		Fair Value
Common Stocks+, continued
Household Durables (0.8%):
13,335	Leggett & Platt, Inc.	$465,658
14,775	Newell Rubbermaid, Inc.	508,408
11,090	Toll Brothers, Inc. *	345,564
1,545	Tupperware Brands Corp.	106,667
2,065	Whirlpool Corp.	300,767

		1,727,064

Household Products (2.0%):
14,485	Colgate-Palmolive Co.	944,712
7,520	Kimberly-Clark Corp.	808,926
31,605	Procter & Gamble Co. (The)	2,646,603

		4,400,241

Industrial Conglomerates (2.0%):
9,745	3M Co.	1,380,672
121,005	General Electric Co.	3,100,148

		4,480,820

Insurance (2.6%):
1,875	AEGON NV, NYS, Sponsored ADR, Registered Shares	15,413
6,600	AFLAC, Inc.	384,450
14,055	Allstate Corp. (The)	862,555
19,920	American International Group, Inc.	1,076,078
4,895	Aon plc	429,145
7,450	Arthur J. Gallagher & Co.	337,932
9,365	FNF Group	259,785
9,660	Lincoln National Corp.	517,583
13,590	Marsh & McLennan Cos., Inc.	711,301
12,220	Old Republic International Corp.	174,502
6,995	Principal Financial Group, Inc.	367,028
5,110	Travelers Cos., Inc. (The)	480,033
6,660	XL Group plc	220,912

		5,836,717

Internet & Catalog Retail (1.1%):
5,695	Amazon.com, Inc. *	1,836,295
457	Lands’ End, Inc. *	18,792
1,125	Netflix, Inc. *	507,578

		2,362,665

Internet Software & Services (3.9%):
5,565	Akamai Technologies, Inc. *	332,787
1,190	Baidu, Inc., Sponsored ADR *	259,694
17,290	eBay, Inc. *	979,133
16,150	Facebook, Inc., Class A *	1,276,496
3,925	Google, Inc., Class C *	2,266,138
3,825	Google, Inc., Class A *	2,250,668
1,125	LinkedIn Corp., Class A *	233,764
6,295	VeriSign, Inc. *	346,980
14,525	Yahoo!, Inc. *	591,894

		8,537,554

IT Services (3.5%):
17,160	Automatic Data Processing, Inc.	1,425,653
4,285	Broadridge Financial Solutions, Inc.	178,385
13,415	Cognizant Technology Solutions Corp., Class A *	600,590
9,440	Fidelity National Information Services, Inc.	531,472
10,885	International Business Machines Corp.	2,066,299
20,990	Paychex, Inc.	927,758
8,160	Visa, Inc., Class A	1,741,099

Continued

AZL Gateway Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks+, continued
IT Services, continued
20,280	Western Union Co.	$325,291

		7,796,547

Leisure Products (0.2%):
17,775	Mattel, Inc.	544,804

Life Sciences Tools & Services (0.0%):
550	Illumina, Inc. *	90,156

Machinery (2.0%):
8,400	Caterpillar, Inc.	831,851
4,770	Cummins, Inc.	629,545
5,480	Deere & Co.	449,305
5,870	Parker Hannifin Corp.	670,061
5,079	Pentair plc	332,624
2,970	Snap-On, Inc.	359,608
4,095	SPX Corp.	384,643
6,130	Stanley Black & Decker, Inc.	544,283
2,695	Timken Co.	114,241

		4,316,161

Media (3.6%):
35,600	Comcast Corp., Class A	1,914,568
4,188	Liberty Global plc, Series C *	171,771
2,509	Liberty Global plc, Class A *	106,733
6,511	News Corp., Class B *	105,022
9,235	Omnicom Group, Inc.	635,922
64,245	Sirius XM Holdings, Inc. *	224,215
20,490	Time Warner Cable, Inc.	1,541,053
5,945	Time Warner Cable, Inc.	853,048
2,873	Time, Inc. *	67,314
26,975	Walt Disney Co. (The)	2,401,585

		8,021,231

Metals & Mining (1.0%):
21,210	Alcoa, Inc.	341,269
19,295	Freeport-McMoRan Copper & Gold, Inc.	629,981
10,005	Nucor Corp.	543,071
5,509	Southern Copper Corp.	163,342
13,350	Steel Dynamics, Inc.	301,844
1,347	TimkenSteel Corp.	62,622
3,195	Worthington Industries, Inc.	118,918

		2,161,047

Multiline Retail (0.7%):
8,365	Macy’s, Inc.	486,676
7,450	Nordstrom, Inc.	509,357
1,545	Sears Holdings Corp. *	38,980
9,285	Target Corp.	581,983

		1,616,996

Multi-Utilities (1.3%):
17,090	Ameren Corp.	655,060
14,830	CenterPoint Energy, Inc.	362,890
14,360	Consolidated Edison, Inc.	813,638
3,115	Integrys Energy Group, Inc.	201,914
23,060	Public Service Enterprise Group, Inc.	858,754

		2,892,256

Oil, Gas & Consumable Fuels (7.4%):
4,000	Cheniere Energy, Inc. *	320,120
18,825	Chesapeake Energy Corp.	432,787
26,225	Chevron Corp.	3,129,166
2,250	Concho Resources, Inc. *	282,128
26,160	ConocoPhillips	2,001,763
12,840	CONSOL Energy, Inc.	486,122
3,400	Continental Resources, Inc. *	226,032
52,960	Exxon Mobil Corp.	4,980,887

Shares		Fair Value
Common Stocks+, continued
Oil, Gas & Consumable Fuels, continued
2,750	Gulfport Energy Corp. *	$146,850
3,800	HollyFrontier Corp.	165,984
15,545	Occidental Petroleum Corp.	1,494,652
10,660	ONEOK, Inc.	698,763
12,855	Phillips 66	1,045,240
16,345	Southwestern Energy Co. *	571,258
3,010	Statoil ASA, Sponsored ADR	81,752
1,390	Total SA, Sponsored ADR	89,586
6,450	Valero Energy Corp.	298,442
2,650	Whiting Petroleum Corp. *	205,508

		16,657,040

Personal Products (0.1%):
9,490	Avon Products, Inc.	119,574
1,115	Herbalife, Ltd.	48,781

		168,355

Pharmaceuticals (5.9%):
23,300	AbbVie, Inc.	1,345,808
27,420	Bristol-Myers Squibb Co.	1,403,356
16,635	Eli Lilly and Co.	1,078,780
3,160	GlaxoSmithKline plc, Sponsored ADR	145,265
36,785	Johnson & Johnson Co.	3,920,912
1,267	Mallinckrodt plc *	114,220
42,000	Merck & Co., Inc.	2,489,760
87,870	Pfizer, Inc.	2,598,316

		13,096,417

Professional Services (0.1%):
1,890	Dun & Bradstreet Corp.	222,018

Real Estate Investment Trusts (REITs) (1.6%):
23,640	American Capital Agency Corp.	502,350
14,150	American Realty Capital Properties, Inc.	170,649
37,280	Annaly Capital Management, Inc.	398,150
32,470	Duke Realty Corp.	557,835
6,615	Hatteras Financial Corp.	118,805
3,330	Healthcare Realty Trust, Inc.	78,854
14,120	Liberty Property Trust	469,631
11,370	Mack-Cali Realty Corp.	217,281
12,850	Senior Housing Properties Trust	268,822
13,643	Ventas, Inc.	845,185

		3,627,562

Road & Rail (0.7%):
2,400	Avis Budget Group, Inc. *	131,736
300	Canadian Pacific Railway, Ltd.	62,241
34,960	CSX Corp.	1,120,818
11,005	Hertz Global Holdings, Inc. *	279,417

		1,594,212

Semiconductors & Semiconductor Equipment (2.9%):
17,765	Advanced Micro Devices, Inc. *	60,579
7,830	Altera Corp.	280,157
9,415	Analog Devices, Inc.	465,948
28,380	Applied Materials, Inc.	613,292
1,045	First Solar, Inc. *	68,771
65,490	Intel Corp.	2,280,363
8,240	Linear Technology Corp.	365,774
9,345	Microchip Technology, Inc.	441,364
13,250	Micron Technology, Inc. *	453,945
11,285	NVIDIA Corp.	208,208

Continued

AZL Gateway Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks+, continued
Semiconductors & Semiconductor Equipment, continued
3,985	Skyworks Solutions, Inc.	$231,329
10,510	Texas Instruments, Inc.	501,222
7,675	Xilinx, Inc.	325,036

		6,295,988

Software (3.8%):
6,990	Activision Blizzard, Inc.	145,322
11,475	Adobe Systems, Inc. *	793,955
8,695	Autodesk, Inc. *	479,095
98,270	Microsoft Corp.	4,555,797
4,680	Nuance Communications, Inc. *	72,142
45,900	Oracle Corp.	1,757,052
15,145	Symantec Corp.	356,059
6,140	TIBCO Software, Inc. *	145,088

		8,304,510

Specialty Retail (2.4%):
1,740	Abercrombie & Fitch Co., Class A	63,232
7,355	American Eagle Outfitters, Inc.	106,795
5,395	Best Buy Co., Inc.	181,218
5,840	Foot Locker, Inc.	324,996
9,650	Gap, Inc. (The)	402,309
19,015	Home Depot, Inc. (The)	1,744,436
5,745	L Brands, Inc.	384,800
20,985	Lowe’s Cos., Inc.	1,110,526
5,275	Tiffany & Co.	508,035
7,685	TJX Cos., Inc. (The)	454,721

		5,281,068

Technology Hardware, Storage & Peripherals (4.4%):
74,345	Apple, Inc.	7,490,259
26,205	EMC Corp.	766,758
25,620	Hewlett-Packard Co.	908,741
5,835	Seagate Technology plc	334,170

		9,499,928

Thrifts & Mortgage Finance (0.2%):
21,025	New York Community Bancorp, Inc.	333,667

Tobacco (1.6%):
30,220	Altria Group, Inc.	1,388,307
18,040	Philip Morris International, Inc.	1,504,536
10,195	Reynolds American, Inc.	601,505
4,312	Vector Group, Ltd.	95,648

		3,589,996

Trading Companies & Distributors (0.1%):
2,685	GATX Corp.	156,723

Wireless Telecommunication Services (0.0%):
400	SBA Communications Corp., Class A *	44,360

Total Common Stocks (Cost $159,582,498)		215,491,016

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Purchased Options (0.3%):
Total Purchased Options (Cost $1,061,729)		717,825

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Unaffiliated Investment Company (3.0%):
6,569,666	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	$6,569,666

Total Unaffiliated Investment Company (Cost $6,569,666)		6,569,666

Total Investment Securities (Cost $167,213,893)(b) - 100.9%		222,778,507
Net other assets (liabilities) - (0.9)%		(2,103,947)

Net Assets - 100.0%		$220,674,560

Percentages indicated are based on net assets as of September 30, 2014.

ADR	-	American Depositary Receipt
NYS	-	New York Shares

*	Non-income producing security.
+	All or a portion of each common stock has been pledged as collateral for outstanding call options written.
(a)	The rate represents the effective yield at September 30, 2014.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL Gateway Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Exchange-traded options purchased as of September 30, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
S&P 500 Index	Put	USD	1775.00	10/17/2014	186	$24,180
S&P 500 Index	Put	USD	1800.00	10/17/2014	208	36,400
S&P 500 Index	Put	USD	1825.00	10/17/2014	183	43,005
S&P 500 Index	Put	USD	1800.00	11/21/2014	175	164,500
S&P 500 Index	Put	USD	1825.00	11/21/2014	188	218,080
S&P 500 Index	Put	USD	1800.00	12/19/2014	143	231,660

Total						$717,825

Exchange-traded options written as of September 30, 2014 were as follows:
Description	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
S&P 500 Index	Call	USD	1985.00	10/03/2014	126	(65,520)
S&P 500 Index	Call	USD	2010.00	10/10/2014	105	(28,350)
S&P 500 Index	Call	USD	1950.00	10/17/2014	259	(975,135)
S&P 500 Index	Call	USD	1975.00	10/17/2014	130	(272,350)
S&P 500 Index	Call	USD	1985.00	10/17/2014	122	(187,880)
S&P 500 Index	Call	USD	2000.00	10/17/2014	105	(92,400)
S&P 500 Index	Call	USD	1975.00	11/21/2014	122	(443,470)
S&P 500 Index	Call	USD	2000.00	11/21/2014	114	(261,630)

Total						$(2,326,735)

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (97.6%):
Aerospace & Defense (1.0%):
204,707	BAE Systems plc	$1,563,983
76,147	Cobham plc	357,333
38,283	European Aeronautic Defence & Space Co. NV	2,402,733
25,787	Finmeccanica SpA *	250,776
51,028	Meggitt plc	373,018
122,691	Rolls-Royce Holdings plc	1,901,469
17,465	Safran SA	1,130,646
97,000	Singapore Technologies Engineering, Ltd.	277,191
5,633	Thales SA	299,908
11,763	Zodiac Aerospace	375,062

		8,932,119

Air Freight & Logistics (0.3%):
349	Bollore	197,737
63,111	Deutsche Post AG	2,018,057
39,654	Royal Mail plc	252,056
26,889	TNT Express NV ^	169,158
43,939	Toll Holdings, Ltd.	216,127
23,000	Yamato Holdings Co., Ltd.	428,472

		3,281,607

Airlines (0.0%):
69,000	All Nippon Airways Co., Ltd. ^	160,600
71,000	Cathay Pacific Airways, Ltd.	130,783
14,473	Deutsche Lufthansa AG, Registered Shares	228,538
9,954	easyJet plc	228,181
69,322	International Consolidated Airlines Group SA *	409,285
8,470	Japan Airlines Co., Ltd.	231,835
57,609	Qantas Airways, Ltd. *	69,779
1,900	Ryanair Holdings plc, ADR *	107,217
34,000	Singapore Airlines, Ltd.	262,018

		1,828,236

Auto Components (1.1%):
12,700	Aisin Sieki Co., Ltd.	457,155
41,500	Bridgestone Corp.	1,373,885
11,900	Compagnie Generale des Establissements Michelin SCA, Class B	1,118,875
7,126	Continental AG	1,354,764
31,000	DENSO Corp.	1,430,585
107,675	GKN plc	552,797
7,000	Koito Manufacturing Co., Ltd.	190,349
11,000	NGK Spark Plug Co., Ltd.	324,359
9,600	NHK SPRING Co., Ltd. ^	94,211
5,300	NOK Corp.	121,749
7,027	Nokian Renkaat OYJ	211,223
15,275	Pirelli & C. SpA	210,863
9,000	Stanley Electric Co., Ltd.	194,856
10,000	Sumitomo Rubber Industries, Ltd.	142,023
15,000	The Yokohama Rubber Co., Ltd.	129,929
3,700	Toyoda Gosei Co., Ltd.	72,257
10,100	Toyota Industries Corp.	488,566
4,704	Valeo SA	521,685

		8,990,131

Automobiles (3.4%):
21,566	Bayerische Motoren Werke AG (BMW)	2,315,190
12,000	Daihatsu Motor Co., Ltd. ^	189,988
62,425	Daimler AG, Registered Shares	4,787,373

Shares		Fair Value
Common Stocks, continued
Automobiles, continued
57,747	Fiat SpA *	$556,832
37,600	Fuji Heavy Industries, Ltd.	1,244,891
105,800	Honda Motor Co., Ltd.	3,670,171
39,500	Isuzu Motors, Ltd.	558,843
34,800	Mazda Motor Corp.	873,608
42,800	Mitsubishi Motors Corp.	519,983
159,800	Nissan Motor Co., Ltd.	1,559,372
24,514	PSA Peugeot Citroen SA *	313,242
12,328	Renault SA	889,726
23,700	Suzuki Motor Corp.	786,543
178,400	Toyota Motor Corp.	10,485,458
1,852	Volkswagen AG	384,215
17,100	Yamaha Motor Co., Ltd.	334,906

		29,470,341

Banks (13.3%):
77,000	Aozora Bank, Ltd.	260,138
177,926	Australia & New Zealand Banking Group, Ltd.	4,806,801
381,789	Banco Bilbao Vizcaya Argentaria SA	4,572,431
2,195,776	Banco Commercial Portugues SA *^	283,113
226,947	Banco de Sabadell SA ^	665,867
23,948	Banco Popolare SC *	347,695
113,286	Banco Popular Espanol SA	689,205
778,048	Banco Santander SA	7,442,489
64,650	Bank Hapoalim BM	364,552
89,523	Bank Leumi Le *	362,805
87,600	Bank of East Asia, Ltd. (The)	355,063
1,755,017	Bank of Ireland *	689,013
21,000	Bank of Kyoto, Ltd. (The)	174,603
22,737	Bank of Queensland, Ltd.	230,548
2,163	Bank of Queensland, Ltd. *	21,932
75,000	Bank of Yokohama, Ltd. (The)	412,906
290,166	Bankia SA *	537,463
1,064,303	Barclays plc	3,920,199
29,210	Bendigo and Adelaide Bank, Ltd.	303,673
68,637	BNP Paribas SA	4,538,308
241,000	BOC Hong Kong Holdings, Ltd.	768,958
47,000	Chiba Bank, Ltd. (The)	327,344
9,800	Chugoku Bank, Ltd. (The)	144,061
215,030	Chuo Mitsui Trust Holdings, Inc.	896,085
62,576	Commerzbank AG *	931,871
104,984	Commonwealth Bank of Australia	6,892,614
65,197	Credit Agricole SA	979,471
118,083	Criteria Caixacorp SA	712,874
41,996	Danske Bank A/S	1,138,288
110,000	DBS Group Holdings, Ltd.	1,586,307
62,644	DnB NOR ASA	1,171,980
17,592	Erste Group Bank AG	400,969
47,000	Fukuoka Financial Group, Inc.	224,353
26,000	Gunma Bank, Ltd. (The)	149,969
28,000	Hachijuni Bank, Ltd. (The)	168,401
48,100	Hang Seng Bank, Ltd.	772,670
33,000	Hiroshima Bank, Ltd. (The)	161,946
89,000	Hokuhoku Financial Group, Inc.	174,271
1,230,917	HSBC Holdings plc	12,525,570
60,208	Intesa Sanpaolo	160,900
757,787	Intesa Sanpaolo SpA	2,291,769
17,400	Iyo Bank, Ltd. (The)	176,289

Continued

AZL International Index Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
45,000	Joyo Bank, Ltd. (The)	$221,126
16,013	KBC Groep NV *	845,225
3,685,343	Lloyds Banking Group plc *	4,565,886
826,600	Mitsubishi UFJ Financial Group, Inc.	4,679,636
8,445	Mizrahi Tefahot Bank, Ltd. *	100,991
1,499,939	Mizuho Financial Group, Inc.	2,681,086
152,690	National Australia Bank, Ltd.	4,330,961
60,567	Natixis	416,529
197,700	Nordea Bank AB	2,562,246
185,625	Oversea-Chinese Banking Corp., Ltd.	1,415,835
7,158	Raiffeisen International Bank-Holding AG	154,711
143,887	Resona Holdings, Inc.	812,168
159,934	Royal Bank of Scotland Group plc *	953,171
33,400	Seven Bank, Ltd.	136,236
103,000	Shinsei Bank, Ltd.	220,940
35,000	Shizuoka Bank, Ltd. (The)	360,662
97,151	Skandinaviska Enskilda Banken AB, Class A	1,290,996
46,889	Societe Generale	2,383,017
160,388	Standard Chartered plc	2,954,201
82,669	Sumitomo Mitsui Financial Group, Inc.	3,373,989
11,000	Suruga Bank, Ltd.	219,440
32,100	Svenska Handelsbanken AB, A Shares	1,503,009
57,770	Swedbank AB, A Shares	1,447,828
53,527	UBI Banca - Unione di Banche Italiane SCPA	446,089
283,135	UniCredit SpA	2,216,964
83,073	United Overseas Bank, Ltd.	1,455,982
201,457	Westpac Banking Corp.	5,642,911
15,000	Yamaguchi Financial Group, Inc. ^	141,817

		111,269,416

Beverages (2.4%):
52,099	Anheuser-Busch InBev NV	5,778,614
25,000	Asahi Breweries, Ltd.	723,820
6,677	Carlsberg A/S, Class B	592,421
36,363	Coca-Cola Amatil, Ltd.	278,881
13,540	Coca-Cola HBC AG	291,954
162,593	Diageo plc	4,700,494
6,248	Heineken Holding NV	412,610
14,916	Heineken NV	1,113,840
53,100	Kirin Holdings Co., Ltd.	705,846
13,577	Pernod Ricard SA	1,534,369
1,475	Remy Cointreau SA	106,168
62,606	SABMiller plc	3,478,379
9,100	Suntory Beverage & Food, Ltd.	322,981
46,255	Treasury Wine Estates, Ltd.	171,440

		20,211,817

Biotechnology (0.3%):
6,600	Actelion, Ltd., Registered Shares	773,961
30,674	CSL, Ltd.	1,987,681
10,048	Grifols SA	408,690

		3,170,332

Building Products (0.6%):
63,000	Asahi Glass Co., Ltd.	341,855
21,373	Assa Abloy AB, Class B	1,096,408

Shares		Fair Value
Common Stocks, continued
Building Products, continued
28,567	Compagnie de Saint-Gobain SA	$1,300,993
15,100	Daikin Industries, Ltd.	937,210
2,460	Geberit AG, Registered Shares	792,623
16,300	Lixil Group Corp.	348,581
18,000	TOTO, Ltd.	198,115

		5,015,785

Capital Markets (1.9%):
59,663	3i Group plc	369,060
60,954	Aberdeen Asset Management plc	393,540
98,662	Credit Suisse Group AG ^	2,720,435
107,300	Daiwa Securities Group, Inc.	850,987
89,640	Deutsche Bank AG, Registered Shares	3,143,806
38,492	ICAP plc	240,633
35,628	Investec plc	298,908
14,125	Julius Baer Group, Ltd. ^	630,336
18,721	Macquarie Group, Ltd.	941,674
38,186	Mediobanca SpA *	325,631
231,400	Nomura Holdings, Inc.	1,373,311
1,118	Partners Group Holding AG ^	294,521
14,490	SBI Holdings, Inc. ^	162,476
7,885	Schroders plc	304,001
236,953	UBS AG, Registered Shares	4,112,023

		16,161,342

Chemicals (3.2%):
22,115	Air Liquide SA	2,688,368
10,000	Air Water, Inc.	148,926
15,370	Akzo Nobel NV	1,046,950
3,440	Arkema, Inc.	229,034
85,000	Asahi Kasei Corp.	690,765
59,512	BASF SE	5,457,798
8,319	Croda International plc	275,817
18,000	Daicel Chemical Industries, Ltd.	193,559
568	Ems-Chemie Holding AG	235,326
598	Givaudan SA, Registered Shares	953,082
6,600	Hitachi Chemical Co., Ltd.	116,363
103,372	Incitec Pivot, Ltd.	244,063
28,383	Israel Chemicals, Ltd.	204,200
163	Israel Corp., Ltd. (The) *	91,533
13,252	Johnson Matthey plc	623,452
11,800	JSR Corp.	206,018
10,653	K+S AG, Registered Shares ^	302,699
15,000	Kaneka Corp.	83,892
16,000	Kansai Paint Co., Ltd.	239,168
11,136	Koninklijke DSM NV	685,921
22,300	Kuraray Co., Ltd.	261,733
5,849	Lanxess AG	323,340
12,092	Linde AG	2,323,325
90,000	Mitsubishi Chemical Holdings Corp.	443,216
25,000	Mitsubishi Gas Chemical Co., Inc.	159,471
56,000	Mitsui Chemicals, Inc.	155,897
12,000	Nippon Paint Holdings Co., Ltd. ^	270,390
10,100	Nitto Denko Corp.	554,525
15,484	Novozymes A/S, B Shares ^	670,549
23,220	Orica, Ltd.	382,363
26,300	Shin-Etsu Chemical Co., Ltd.	1,720,704

Continued

AZL International Index Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
140	Sika AG, Bearer Shares	$483,618
3,857	Solvay SA	591,233
91,000	Sumitomo Chemical Co., Ltd.	324,718
6,076	Syngenta AG, Registered Shares	1,928,962
17,000	Taiyo Nippon Sanso Corp.	149,987
62,000	Teijin, Ltd.	149,881
96,000	Toray Industries, Inc.	635,109
7,101	Umicore	309,960
11,517	Yara International ASA	577,585

		27,133,500

Commercial Banks (0.0%):
272,850	Banca Monte dei Paschi di Siena SpA *	357,637

Commercial Services & Supplies (0.6%):
15,730	Aggreko plc	393,158
32,831	Babcock International Group plc	578,199
101,895	Brambles, Ltd.	846,733
35,000	Dai Nippon Printing Co., Ltd.	351,254
12,919	Edenred	318,298
98,126	G4S plc	397,839
6,600	Park24 Co., Ltd.	105,375
13,600	SECOM Co., Ltd.	810,986
21,326	Securitas AB, B Shares	236,825
1,677	Societe BIC SA	215,705
37,000	Toppan Printing Co., Ltd.	266,156

		4,520,528

Communications Equipment (0.7%):
183,113	Alcatel-Lucent *	565,438
244,230	Nokia OYJ ^	2,076,823
198,100	Telefonaktiebolaget LM Ericsson, B Shares	2,501,338

		5,143,599

Construction & Engineering (0.8%):
10,951	ACS, Actividades de Construccion y Servicios SA	417,937
12,560	Bouygues SA	404,328
9,000	Chiyoda Corp. ^	99,466
25,778	Ferrovial SA	497,895
1,338	Hochtief AG	91,914
13,000	JGC Corp.	355,166
51,000	Kajima Corp.	244,325
5,932	Koninklijke Boskalis Westminster NV	331,847
6,904	Leighton Holdings, Ltd.	116,311
40,000	Obayashi Corp.	274,180
5,805	OCI NV *	178,850
38,000	Shimizu Corp.	299,995
25,125	Skanska AB, B Shares	517,717
69,000	TAISEI Corp.	389,775
30,923	Vinci SA	1,790,217

		6,009,923

Construction Materials (0.6%):
53,332	Boral, Ltd.	230,872
47,193	CRH plc	1,072,464
43,202	Fletcher Building, Ltd.	295,006
9,231	HeidelbergCement AG	609,881
14,645	Holcim, Ltd., Registered Shares	1,062,873
2,219	Imerys SA	163,214
29,548	James Hardie Industries SE	309,847
12,097	Lafarge SA	868,365

Shares		Fair Value
Common Stocks, continued
Construction Materials, continued
77,000	Taiheiyo Cement Corp.	$289,366

		4,901,888

Consumer Finance (0.1%):
32,300	ACOM Co., Ltd. *^	107,784
7,900	Aeon Credit Service Co., Ltd. ^	169,733
10,400	Credit Saison Co., Ltd.	200,737

		478,254

Containers & Packaging (0.1%):
78,084	Amcor, Ltd.	775,000
43,240	Rexam plc	344,579
9,800	Toyo Seikan Kaisha, Ltd.	121,601

		1,241,180

Distributors (0.1%):
7,000	Jardine Cycle & Carriage, Ltd.	235,541
386,000	Li & Fung, Ltd.	437,812

		673,353

Diversified Consumer Services (0.0%):
3,700	Benesse Holdings, Inc.	121,514

Diversified Financial Services (1.3%):
12,354	ASX, Ltd.	386,899
12,537	Deutsche Boerse AG	846,315
2,685	Eurazeo	193,170
6,343	EXOR SpA	245,130
149,750	First Pacific Co., Ltd.	155,799
5,077	Groupe Bruxelles Lambert SA	464,159
15,821	Hargreaves Lansdown plc	240,859
70,900	Hong Kong Exchanges & Clearing, Ltd.	1,527,835
10,170	Industrivarden AB, C Shares	177,136
250,370	ING Groep NV *	3,560,778
29,482	INVESTOR AB - Shares	1,037,515
17,300	Japan Exchange Group, Inc.	411,178
14,671	Kinnevik Investment AB, Class B	529,936
15,016	London Stock Exchange Group plc	453,817
34,700	Mitsubishi UFJ Lease & Finance Co., Ltd.	181,519
83,800	ORIX Corp.	1,157,462
1,812	Pargesa Holding SA	143,958
54,000	Singapore Exchange, Ltd.	305,444

		12,018,909

Diversified Telecommunication Services (3.3%):
9,463	Belgacom SA	329,277
119,553	Bezeq The Israeli Telecommunication Corp., Ltd.	206,525
514,482	BT Group plc	3,150,963
200,396	Deutsche Telekom AG, Registered Shares	3,026,693
9,694	Elisa OYJ ^	256,525
120,985	France Telecom SA	1,812,278
175,820	HKT Trust & HKT, Ltd.	212,369
1,709	Iliad SA	358,715
28,073	Inmarsat plc	317,900
209,840	Koninklijke (Royal) KPN NV *	669,792
24,076	Nippon Telegraph & Telephone Corp.	1,498,605
277,000	PCCW, Ltd.	174,161
509,000	Singapore Telecommunications, Ltd.	1,513,090
1,492	Swisscom AG, Registered Shares	847,777

Continued

AZL International Index Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services, continued
51,006	TDC A/S	$386,226
125,177	Telecom Corp. of New Zealand, Ltd.	290,249
656,718	Telecom Italia SpA	750,174
377,255	Telecom Italia SpA, RSP	334,308
37,982	Telefonica Deutschland Holding AG	198,582
265,778	Telefonica SA	4,106,246
7,084	Telekom Austria AG	63,830
3,024	Telenet Group Holding NV *	173,707
49,267	Telenor ASA	1,081,479
154,199	TeliaSonera AB	1,064,551
278,234	Telstra Corp., Ltd.	1,286,987
18,376	TPG Telecom, Ltd.	109,571
78,984	Vivendi	1,903,258
9,527	Ziggo NV	444,738

		26,568,576

Electric Utilities (2.0%):
41,000	Cheung Kong Infrastructure Holdings, Ltd.	287,921
40,400	Chubu Electric Power Co., Inc. *	464,083
18,700	Chugoku Electric Power Co., Inc. (The)	240,182
122,000	CLP Holdings, Ltd.	978,427
19,882	Contact Energy, Ltd.	92,769
128,322	E.ON AG	2,348,798
145,653	EDP - Energias de Portugal SA	633,601
15,690	Electricite de France	514,509
428,940	Enel SpA	2,262,894
29,020	Fortum OYJ	705,296
11,200	Hokuriku Electric Power Co.	147,281
90,000	Hongkong Electric Holdings, Ltd.	796,050
331,942	Iberdrola SA	2,371,080
46,700	Kansai Electric Power Co., Inc. (The) *	442,481
26,100	Kyushu Electric Power Co., Inc. *	281,507
6,025	Red Electrica Corporacion SA	519,852
62,566	Scottish & Southern Energy plc	1,561,834
11,900	Shikoku Electric Power Co., Inc. *	152,208
94,887	Terna - Rete Elettrica Nationale SpA	475,536
28,400	Tohoku Electric Power Co., Inc.	322,977
91,100	Tokyo Electric Power Co., Inc. (The) *	319,237

		15,918,523

Electrical Equipment (1.4%):
142,893	ABB, Ltd.	3,197,768
14,320	Alstom SA *	489,000
37,000	Fuji Electric Holdings Co., Ltd.	179,354
17,231	Legrand SA	893,606
1,700	Mabuchi Motor Co., Ltd.	148,543
124,000	Mitsubishi Electric Corp.	1,653,438
13,300	Nidec Corp.	900,633
6,048	Osram Licht AG *	225,005
12,754	Prysmian SpA	235,366
33,477	Schneider Electric SA	2,559,596

Shares		Fair Value
Common Stocks, continued
Electrical Equipment, continued
50,000	Sumitomo Electric Industries, Ltd.	$739,733
14,020	Vestas Wind Systems A/S *	544,381

		11,766,423

Electronic Equipment, Instruments & Components (1.3%):
14,500	Citizen Holdings Co., Ltd.	95,157
30,100	Fujifilm Holdings Corp.	921,593
4,800	Hamamatsu Photonics K.K.	228,619
16,053	Hexagon AB, B Shares	507,582
1,900	Hirose Electric Co., Ltd. ^	234,771
3,500	Hitachi High-Technologies Corp.	100,634
309,100	Hitachi, Ltd.	2,352,807
28,200	HOYA Corp.	947,923
7,600	IBIDEN Co., Ltd.	148,181
23,600	Japan Display, Inc. *^	114,356
2,970	Keyence Corp.	1,292,210
21,200	Kyocera Corp.	989,121
13,100	Murata Manufacturing Co., Ltd.	1,491,052
25,000	Nippon Electric Glass Co., Ltd.	121,879
13,500	Omron Corp.	613,900
17,028	Rexel SA	316,693
13,000	Shimadzu Corp. ^	112,616
7,600	TDK Corp.	424,734
14,000	Yaskawa Electric Corp. ^	189,805
12,900	Yokogawa Electric Corp. ^	170,148

		11,373,781

Energy Equipment & Services (0.5%):
10,552	AKER Solutions ASA *	105,152
19,839	AMEC plc	353,110
5,045	Fugro NV	152,552
16,323	Petrofac, Ltd.	272,807
16,365	Saipem SpA *^	346,392
24,396	Seadrill, Ltd.	651,532
18,110	Subsea 7 SA	258,398
6,718	Technip-Coflexip SA	563,617
30,935	Tenaris SA	705,086
23,186	Transocean, Ltd. ^	745,268
14,329	WorleyParsons, Ltd.	191,553

		4,345,467

Food & Staples Retailing (1.7%):
41,900	Aeon Co., Ltd.	418,074
40,451	Carrefour SA	1,246,171
3,732	Casino Guichard-Perrachon SA	401,005
4,894	Colruyt SA ^	215,545
6,919	Delhaize Group	480,323
37,768	Distribuidora Internacional de Alimentacion SA	269,320
3,700	FamilyMart Co., Ltd.	141,326
82,141	J Sainsbury plc ^	334,374
15,701	Jeronimo Martins SGPS SA ^	172,312
59,665	Koninklijke Ahold NV	964,731
3,900	LAWSON, Inc.	272,971
57,202	Metcash, Ltd. ^	131,212
10,248	Metro AG *^	337,506
36,000	Olam International, Ltd.	66,334
49,200	Seven & I Holdings Co., Ltd.	1,910,361
523,231	Tesco plc	1,565,012
74,370	Wesfarmers, Ltd.	2,735,292
134,588	William Morrison Supermarkets plc	367,061

Continued

AZL International Index Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
81,869	Woolworths, Ltd.	$2,447,174

		14,476,104

Food Products (4.0%):
38,000	Ajinomoto Co., Inc.	632,952
5,369	Aryzta AG	463,213
22,806	Associated British Foods plc	987,857
146	Barry Callebaut AG, Registered Shares	161,838
5,300	Calbee, Inc.	173,650
37,788	Danone SA	2,522,426
458,382	Golden Agri-Resources, Ltd.	184,834
10,314	Kerry Group plc, Class A	727,209
10,000	Kikkoman Corp.	212,717
7	Lindt & Spruengli AG, Registered Shares	415,147
60	Lindt & Spruengli AG	299,298
4,126	Meiji Holdings Co., Ltd.	326,977
208,474	Nestle SA, Registered Shares	15,294,709
12,000	Nippon Meat Packers, Inc.	255,153
15,345	Nisshin Seifun Group, Inc.	151,290
4,100	Nissin Foods Holdings Co., Ltd.	212,875
31,089	Tate & Lyle plc	296,474
6,000	Toyo Suisan Kaisha, Ltd.	199,267
105,693	Unilever NV	4,200,783
83,113	Unilever plc	3,468,690
118,000	Wilmar International, Ltd.	285,434
6,000	Yakult Honsha Co., Ltd.	315,429
8,000	Yamazaki Baking Co., Ltd.	103,216

		31,891,438

Gas Utilities (0.5%):
51,712	APA Group	336,124
10,800	Enagas	347,530
22,597	Gas Natural SDG SA	663,347
406,829	Hong Kong & China Gas Co., Ltd.	881,199
127,000	Osaka Gas Co., Ltd.	509,247
127,558	Snam Rete Gas SpA	703,073
28,000	Toho Gas Co., Ltd.	158,092
155,000	Tokyo Gas Co., Ltd.	871,970

		4,470,582

Health Care Equipment & Supplies (0.8%):
3,915	Cochlear, Ltd.	237,886
7,316	Coloplast A/S, Class B	612,336
23,230	Elekta AB, B Shares ^	228,563
13,031	Essilor International SA Cie Generale d’Optique	1,424,406
12,446	Getinge AB, B Shares	313,214
15,800	Olympus Co., Ltd. *	567,841
56,012	Smith & Nephew plc	940,699
3,349	Sonova Holding AG, Registered Shares	534,564
9,600	Sysmex Corp.	386,010
19,000	Terumo Corp.	455,942
1,418	William Demant Holding A/S *^	108,789

		5,810,250

Health Care Providers & Services (0.5%):
10,800	Alfresa Holdings Corp.	155,825
2,756	Celesio AG	91,678
14,031	Fresenius Medical Care AG & Co., KGaA	979,559
24,353	Fresenius SE & Co. KGaA	1,204,885
7,600	Medipal Holdings Corp.	92,445
3,300	Miraca Holdings, Inc.	136,563

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
8,216	Ramsay Health Care, Ltd.	$359,105
21,805	Ryman Healthcare, Ltd.	132,834
23,193	Sonic Healthcare, Ltd.	355,445
4,700	Suzuken Co., Ltd.	135,532

		3,643,871

Health Care Technology (0.0%):
12,500	M3, Inc.	200,777

Hotels Restaurants & Leisure (0.2%):
107,692	Compass Group plc	1,739,047

Hotels, Restaurants & Leisure (0.9%):
10,883	Accor SA	480,341
12,228	Carnival plc	486,011
24,349	Crown, Ltd.	292,880
3,662	Flight Centre, Ltd. ^	136,619
152,000	Galaxy Entertainment Group, Ltd.	878,958
407,757	Genting Singapore plc	363,979
14,980	InterContinental Hotels Group plc	577,532
4,629	McDonald’s Holdings Co., Ltd. ^	114,458
60,400	MGM China Holdings, Ltd.	173,984
3,300	Oriental Land Co., Ltd.	624,655
155,700	Sands China, Ltd.	808,876
87,333	Shangri-La Asia, Ltd.	129,277
120,000	SJM Holdings, Ltd.	229,076
6,348	Sodexo, Inc.	619,516
49,758	Tabcorp Holdings, Ltd.	157,003
90,522	Tatts Group, Ltd.	249,717
32,640	Tui Travel plc	204,973
11,308	Whitbread plc	761,092
55,786	William Hill plc	332,990
95,600	Wynn Macau, Ltd.	304,425

		7,926,362

Household Durables (0.6%):
14,600	Casio Computer Co., Ltd. ^	243,672
16,240	Electrolux AB, Series B	427,013
26,794	Husqvarna AB, B Shares ^	188,784
10,800	Iida Group Holdings Co., Ltd.	132,259
141,000	Panasonic Corp.	1,678,849
19,441	Persimmon plc *	417,786
2,300	Rinnai Corp.	190,590
27,000	Sekisui Chemical Co., Ltd.	310,415
36,500	Sekisui House, Ltd. ^	431,082
94,000	Sharp Corp. *^	267,774
66,200	Sony Corp.	1,193,052
88,000	Techtronic Industries Co., Ltd.	253,553

		5,734,829

Household Products (0.6%):
7,567	Henkel AG & Co. KGaA	707,136
41,582	Reckitt Benckiser Group plc	3,598,576
23,700	Unicharm Corp.	539,444

		4,845,156

Independent Power and Renewable Electricity Producers (0.0%):
7,700	Electric Power Development Co., Ltd.	251,129
111,801	Enel Green Power SpA	285,932

		537,061

Industrial Conglomerates (1.5%):
329	Delek Group, Ltd.	124,610
70,000	Hankyu Hanshin Holdings, Inc.	407,171

Continued

AZL International Index Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Industrial Conglomerates, continued
136,000	Hutchison Whampoa, Ltd.	$1,643,779
93,200	Keppel Corp., Ltd.	766,347
62,685	Koninklijke Philips Electronics NV	1,995,408
105,390	NWS Holdings, Ltd.	187,176
52,166	Orkla ASA	472,234
7,500	Seibu Holdings, Inc.	149,468
63,000	SembCorp Industries, Ltd.	255,906
51,361	Siemens AG, Registered Shares	6,120,793
24,324	Smiths Group plc	498,156
2,053	Wendel	232,038

		12,853,086

Insurance (5.4%):
11,865	Admiral Group plc	245,936
118,425	AEGON NV	974,819
13,815	Ageas NV	458,609
781,400	AIA Group, Ltd.	4,032,912
28,589	Allianz SE, Registered Shares +	4,631,006
191,826	AMP, Ltd.	913,555
74,602	Assicurazioni Generali SpA	1,565,598
189,459	Aviva plc	1,597,932
118,067	AXA SA	2,907,288
3,163	Baloise Holding AG, Registered Shares	403,837
11,102	CNP Assurances	208,993
69,100	Dai-ichi Life Insurance Co., Ltd. (The)	1,026,794
13,649	Delta Lloyd NV ^	327,641
94,955	Direct Line Insurance Group plc	452,615
12,692	Gjensidige Forsikring ASA	268,381
3,729	Hannover Rueckversicherung AG, Registered Shares	301,308
152,187	Insurance Australia Group, Ltd.	815,842
387,518	Legal & General Group plc	1,437,489
63,211	Mapfre SA	223,085
33,011	MS&AD Insurance Group Holdings, Inc.	721,137
11,270	Muenchener Rueckversicherungs-Gesellschaft AG	2,230,448
22,425	NKSJ Holdings, Inc.	544,934
317,089	Old Mutual plc	929,552
166,463	Prudential plc	3,696,712
85,670	QBE Insurance Group, Ltd.	872,368
94,055	Resolution, Ltd.	468,118
63,366	RSA Insurance Group plc	496,177
29,290	Sampo OYJ, A Shares	1,418,482
9,485	SCOR SE	295,873
10,400	Sony Financial Holdings, Inc.	168,397
154,182	Standard Life plc	1,029,708
83,207	Suncorp-Metway, Ltd.	1,019,747
1,973	Swiss Life Holding AG, Registered Shares	469,653
22,584	Swiss Re AG	1,798,879
38,336	T&D Holdings, Inc.	492,986
44,600	Tokio Marine Holdings, Inc.	1,385,193
1,593	Tryg A/S	165,212
55,460	UnipolSai SpA	155,894
2,104	Vienna Insurance Group Weiner Staeditische Versicherung AG ^	94,774

Shares		Fair Value
Common Stocks, continued
Insurance, continued
9,710	Zurich Insurance Group AG	$2,887,970

		44,135,854

Internet & Catalog Retail (0.1%):
3,836	Asos plc *	139,897
50,100	Rakuten, Inc.	578,653

		718,550

Internet Software & Services (0.1%):
6,200	DeNA Co., Ltd. ^	78,920
5,200	Gree, Inc. ^	35,481
8,700	Kakaku.com, Inc.	123,675
7,563	United Internet AG, Registered Shares	321,573
87,300	Yahoo! Japan Corp.	332,312

		891,961

IT Services (0.3%):
24,672	Amadeus IT Holding SA, A Shares	918,884
4,965	Atos Origin SA	359,628
9,443	Cap Gemini SA	676,247
29,719	Computershare, Ltd.	316,530
1,200	Itochu Techno-Solutions Corp.	50,460
7,200	Nomura Research Institute, Ltd.	233,099
7,600	NTT Data Corp.	272,748
2,700	Otsuka Corp.	107,400

		2,934,996

Leisure Products (0.2%):
11,400	Namco Bandai Holdings, Inc.	292,163
21,300	Nikon Corp. ^	308,136
3,200	Sankyo Co., Ltd.	114,745
11,700	Sega Sammy Holdings, Inc.	188,434
4,900	Shimano, Inc.	596,423
11,800	Yamaha Corp.	154,351

		1,654,252

Life Sciences Tools & Services (0.0%):
3,322	Lonza Group AG, Registered Shares	400,826
14,641	QIAGEN NV *	333,205

		734,031

Machinery (2.4%):
21,201	Alfa Laval AB ^	452,522
23,000	AMADA Co., Ltd.	219,816
4,684	Andritz AG	249,686
25,538	Atlas Copco AB, B Shares	660,730
42,892	Atlas Copco AB, A Shares	1,226,494
62,441	CNH Industrial NV	496,547
12,400	Fanuc, Ltd.	2,239,559
12,007	GEA Group AG	521,975
17,500	Hino Motors, Ltd.	245,084
6,900	Hitachi Construction Machinery Co., Ltd. ^	139,069
92,000	IHI Corp.	477,090
16,953	IMI plc	336,541
13,200	JTEKT Corp.	221,092
88,000	Kawasaki Heavy Industries, Ltd.	351,835
59,900	Komatsu, Ltd.	1,386,680
20,411	Kone OYJ, B Shares ^	818,956
74,000	Kubota Corp.	1,166,503
5,900	Kurita Water Industries, Ltd.	131,561
7,600	Makita Corp.	430,104
2,234	MAN AG	251,219
65,736	Melrose Industries plc	262,371

Continued

AZL International Index Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
7,570	Metso Corp. OYJ ^	$268,879
196,000	Mitsubishi Heavy Industries, Ltd.	1,262,416
6,500	Nabtesco Corp.	155,981
16,000	NGK Insulators, Ltd.	382,075
30,000	NSK, Ltd.	427,717
69,301	Sandvik AB ^	777,509
1,239	Schindler Holding AG, Registered Shares	165,095
3,061	Schindler Holding AG ^	414,378
49,000	SembCorp Marine, Ltd. ^	143,304
24,672	SKF AB, B Shares ^	515,272
3,500	SMC Corp.	966,674
1,669	Sulzer AG, Registered Shares	205,301
37,000	Sumitomo Heavy Industries, Ltd.	208,419
7,200	THK Co., Ltd.	179,448
6,864	Vallourec SA	314,871
97,710	Volvo AB, B Shares ^	1,055,229
9,303	Wartsila Corp. OYJ ^	416,127
13,937	Weir Group plc (The)	563,102
144,250	Yangzijiang Shipbuilding Holdings, Ltd.	133,259
12,422	Zardoya Otis SA	153,629

		20,994,119

Marine (0.4%):
245	A.P. Moller - Maersk A/S, Class A	563,353
456	A.P. Moller - Maersk A/S, Class B	1,080,619
3,576	Kuehne & Nagel International AG, Registered Shares	451,238
70,000	Mitsui O.S.K. Lines, Ltd. ^	223,594
102,000	Nippon Yusen Kabushiki Kaisha	269,255

		2,588,059

Media (1.5%):
5,217	Altice SA *	275,986
2,392	Axel Springer AG	131,463
67,330	British Sky Broadcasting Group plc	957,431
14,177	Dentsu, Inc.	540,390
10,353	Eutelsat Communications SA	333,781
15,400	Hakuhodo DY Holdings, Inc. ^	155,997
245,357	ITV plc	824,966
4,332	JC Decaux SA	136,683
1,278	Kabel Deutschland Holding AG	173,582
7,055	Lagardere S.C.A.	188,285
53,328	Pearson plc	1,071,063
14,328	ProSiebenSat.1 Media AG, Registered Share	570,233
12,027	Publicis Groupe	824,643
3,075	REA Group, Ltd.	115,788
44,670	Reed Elsevier NV	1,012,077
72,985	Reed Elsevier plc	1,164,765
2,665	RTL Group	228,227
19,856	SES, Class A	686,319
98,768	Singapore Press Holdings, Ltd. ^	325,266
25,726	Sky Deutschland AG *	218,497
7,400	Toho Co., Ltd.	167,465
18,945	Wolters Kluwer NV	504,546

Shares		Fair Value
Common Stocks, continued
Media, continued
86,410	WPP plc	$1,728,119

		12,335,572

Metals & Mining (3.6%):
147,224	Alumina, Ltd. *	217,409
89,228	Anglo American plc	1,986,748
24,134	Antofagasta plc	281,526
63,722	ArcelorMittal	874,511
137,105	BHP Billiton plc	3,805,980
208,031	BHP Billiton, Ltd.	6,119,961
17,343	Boliden AB ^	280,363
15,000	Daido Steel Co., Ltd. ^	59,816
94,422	Fortescue Metals Group, Ltd. ^	285,729
14,577	Fresnillo plc	178,917
689,601	Glencore International plc	3,815,018
15,000	Hitachi Metals, Ltd.	269,785
27,328	Iluka Resources, Ltd.	187,209
32,100	JFE Holdings, Inc.	641,274
186,000	Kobe Steel, Ltd.	302,171
2,600	Maruichi Steel Tube, Ltd.	63,905
70,000	Mitsubishi Materials Corp.	227,406
49,394	Newcrest Mining, Ltd. *	453,636
484,480	Nippon Steel Corp.	1,258,711
85,150	Norsk Hydro ASA	474,583
5,847	Randgold Resources, Ltd.	396,822
81,355	Rio Tinto plc	3,993,758
27,842	Rio Tinto, Ltd.	1,446,683
33,000	Sumitomo Metal & Mining Co., Ltd.	465,277
29,987	ThyssenKrupp AG *	787,305
6,984	Voestalpine AG	275,995
2,900	Yamato Kogyo Co., Ltd.	97,067

		29,247,565

Multiline Retail (0.4%):
4,000	Don Quijote Co., Ltd.	229,623
37,408	Harvey Norman Holdings, Ltd. ^	118,551
22,200	Isetan Mitsukoshi Holdings, Ltd.	289,349
14,000	J. Front Retailing Co., Ltd.	183,360
105,581	Marks & Spencer Group plc	689,535
14,500	MARUI GROUP Co., Ltd.	119,518
9,945	Next plc	1,064,488
4,857	Pinault Printemps Redoute	977,358
18,000	Takashimaya Co., Ltd.	150,632

		3,822,414

Multi-Utilities (1.2%):
44,226	AGL Energy, Ltd.	523,741
323,689	Centrica plc	1,609,384
94,303	GDF Suez	2,358,298
242,567	National Grid plc	3,477,476
31,281	RWE AG	1,220,508
17,869	Suez Environnement Co.	300,907
25,980	Veolia Environnement	455,930

		9,946,244

Oil, Gas & Consumable Fuels (6.0%):
218,042	BG Group plc	4,010,213
1,189,976	BP plc	8,718,423
9,550	Caltex Australia, Ltd.	233,366
165,135	Eni SpA	3,919,865
4,512	Fuchs Petrolub AG ^	171,330
24,376	Galp Energia SGPS SA, B Shares	395,413
6,000	Idemitsu Kosan Co., Ltd.	127,455
56,600	INPEX Corp.	801,402

Continued

AZL International Index Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
149,570	JX Holdings, Inc.	$689,861
13,881	Lundin Petroleum AB *^	234,018
8,464	Neste Oil OYJ ^	174,182
10,104	OMV AG	339,856
70,823	Origin Energy, Ltd.	924,889
65,098	Repsol YPF SA	1,540,410
253,498	Royal Dutch Shell plc, A Shares	9,667,485
157,512	Royal Dutch Shell plc, B Shares	6,212,582
63,402	Santos, Ltd.	756,271
11,800	Showa Shell Sekiyu K.K.	112,287
71,522	Statoil ASA	1,946,672
19,000	TonenGeneral Sekiyu K.K.	166,209
138,481	Total SA ^	8,948,660
56,776	Tullow Oil plc	590,998
47,386	Woodside Petroleum, Ltd.	1,679,912

		52,361,759

Paper & Forest Products (0.2%):
47,000	Oji Paper Co., Ltd.	178,005
33,306	Stora Enso OYJ, R Shares ^	275,682
37,714	Svenska Cellulosa AB, B Shares	897,161
34,880	UPM-Kymmene OYJ	494,743

		1,845,591

Personal Products (0.6%):
6,589	Beiersdorf AG	550,280
33,200	Kao Corp.	1,295,145
16,359	L’Oreal SA	2,590,525
22,300	Shiseido Co., Ltd. ^	368,419

		4,804,369

Pharmaceuticals (9.3%):
138,100	Astellas Pharma, Inc.	2,058,472
81,772	AstraZeneca plc	5,857,594
53,534	Bayer AG	7,496,709
13,900	Chugai Pharmaceutical Co., Ltd.	401,779
41,600	Daiichi Sankyo Co., Ltd. ^	653,257
10,500	Dainippon Sumitomo Pharma Co., Ltd. ^	133,857
16,500	Eisai Co., Ltd. ^	667,720
313,724	GlaxoSmithKline plc	7,179,420
3,900	Hisamitsu Pharmaceutical Co., Inc.	140,226
15,000	Kyowa Hakko Kogyo Co., Ltd.	184,159
8,572	Merck KGaA	789,897
13,200	Mitsubishi Tanabe Pharma Corp.	193,786
148,729	Novartis AG, Registered Shares	14,009,949
130,006	Novo Nordisk A/S, B Shares	6,195,469
5,300	Ono Pharmaceutical Co., Ltd.	471,404
6,800	Orion OYJ, Class B ^	265,158
24,600	Otsuka Holdings Co., Ltd.	848,558
45,427	Roche Holding AG	13,453,848
76,766	Sanofi-Aventis SA	8,659,321
5,200	Santen Pharmaceutical Co., Ltd.	291,312
18,600	Shionogi & Co., Ltd.	427,109
37,888	Shire plc	3,274,153
2,100	Taisho Pharmaceutical Holdings Co., Ltd.	143,922
51,400	Takeda Pharmacuetical Co., Ltd.	2,236,052

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
54,891	Teva Pharmaceutical Industries, Ltd.	$2,953,099
8,068	UCB SA	732,200

		79,718,430

Professional Services (0.4%):
10,692	Adecco SA, Registered Shares	721,593
27,668	ALS, Ltd.	126,740
13,542	Bureau Veritas SA	298,549
43,007	Capita Group plc	808,411
65,400	Experian plc	1,038,680
9,984	Intertek Group plc	422,735
7,676	Randstad Holding NV ^	356,406
356	SGS SA, Registered Shares	735,371

		4,508,485

Real Estate Investment Trusts (REITs) (1.5%):
133,000	Ascendas Real Estate Investment Trust	234,672
59,738	British Land Co. plc	678,123
135,000	CapitaCommercial Trust	168,850
157,000	CapitaMall Trust	235,132
131,863	CFS Retail Property Trust ^	229,814
4,842	Corio NV	236,988
337,132	Dexus Property Group	327,823
94,343	Federation Centres	213,189
1,715	Fonciere des Regions SA	154,261
1,802	Gecina SA	235,727
105,263	GPT Group	355,840
47,365	Hammerson plc	440,252
2,354	ICADE	198,420
52	Japan Prime Realty Investment Corp.	187,351
84	Japan Real Estate Investment Corp.	432,149
139	Japan Retail Fund Investment Corp.	279,879
6,408	Klepierre	280,273
51,013	Land Securities Group plc	856,017
55,204	Liberty International plc	288,679
153,000	Link REIT (The)	881,904
107,428	Macquarie Goodman Group	484,277
225,581	Mirvac Group	339,832
94	Nippon Building Fund, Inc.	495,138
90	Nippon Prologis REIT, Inc.	209,024
342,002	Scentre Group *	979,208
48,266	SERGO plc	282,925
143,327	Stockland Trust Group	494,758
6,249	Unibail-Rodamco SE	1,604,573
171	United Urban Investment Corp.	262,486
126,924	Westfield Corp.	825,376

		12,892,940

Real Estate Management & Development (2.0%):
7,260	AEON Mall Co., Ltd.	138,782
74,028	BGP Holdings plc *(a)	—
173,000	CapitaLand, Ltd.	433,557
91,000	Cheung Kong Holdings, Ltd.	1,493,519
26,000	City Developments, Ltd.	195,795
4,500	Daito Trust Construction Co., Ltd.	531,904
38,700	Daiwa House Industry Co., Ltd.	695,121

Continued

AZL International Index Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
19,447	Deutsche Wohnen AG	$415,524
196,000	Global Logistic Properties, Ltd.	416,015
144,000	Hang Lung Properties, Ltd.	409,136
64,130	Henderson Land Development Co., Ltd.	415,550
14,200	Hulic Co., Ltd.	150,340
37,000	Hysan Development Co., Ltd.	171,175
7,136	IMMOEAST AG NPV(BR) *(b)	—
60,788	Immofinanz Immobilien Anlagen AG	171,855
40,000	Keppel Land, Ltd.	109,650
37,000	Kerry Properties, Ltd.	124,446
33,642	Lend Lease Group	422,647
81,000	Mitsubishi Estate Co., Ltd.	1,825,043
61,000	Mitsui Fudosan Co., Ltd.	1,870,854
357,332	New World Development Co., Ltd.	416,566
8,100	Nomura Real Estate Holdings, Inc.	139,276
7,200	NTT Urban Development Corp.	75,840
191,600	Sino Land Co., Ltd.	296,603
23,000	Sumitomo Realty & Development Co., Ltd.	819,468
107,000	Sun Hung Kai Properties, Ltd.	1,513,982
41,000	Swire Pacific, Ltd., Class A	528,249
82,000	Swire Properties, Ltd.	255,836
3,478	Swiss Prime Site AG	258,345
24,000	Tokyo Tatemono Co., Ltd.	194,373
30,800	Tokyu Fudosan Holdings Corp.	211,388
31,996	UOL Group, Ltd.	165,557
98,300	Wharf Holdings, Ltd. (The)	699,222
60,000	Wheelock & Co., Ltd.	285,830

		15,851,448

Road & Rail (0.8%):
61,846	Asciano, Ltd.	326,250
134,637	Aurizon Holdings, Ltd.	532,948
9,300	Central Japan Railway Co.	1,253,419
142,000	ComfortDelGro Corp., Ltd.	266,807
10,676	DSV A/S	299,968
21,513	East Japan Railway Co.	1,613,704
31,000	Keihin Electric Express Railway Co., Ltd.	259,094
38,000	Keio Corp.	281,221
16,000	Keisei Electric Railway Co., Ltd.	160,322
113,000	Kintetsu Corp.	380,407
90,000	MTR Corp., Ltd.	352,433
54,000	Nagoya Railroad Co., Ltd. *	216,757
52,000	Nippon Express Co., Ltd.	218,138
38,000	Odakyu Electric Railway Co., Ltd. ^	347,771
69,000	Tobu Railway Co., Ltd.	347,541
70,000	Tokyu Corp.	459,277
10,300	West Japan Railway Co.	460,312

		7,776,369

Semiconductors & Semiconductor Equipment (0.7%):
8,700	Advantest Corp. ^	112,278
92,302	ARM Holdings plc	1,344,707
17,400	ASM Pacific Technology, Ltd.	172,342
23,289	ASML Holding NV	2,311,183

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
70,988	Infineon Technologies AG	$734,589
6,200	ROHM Co., Ltd.	390,564
38,926	STMicroelectronics NV	299,352
11,200	Tokyo Electron, Ltd.	728,027

		6,093,042

Software (0.8%):
8,318	Dassault Systemes SA	532,316
28,100	Gungho Online Enetertainment, Inc. ^	134,198
5,600	Konami Corp. ^	116,833
10,900	Nexon Co., Ltd.	90,004
3,460	NICE Systems, Ltd.	140,825
6,900	Nintendo Co., Ltd.	751,095
2,700	Oracle Corp.	105,429
68,312	Sage Group plc	403,774
59,769	SAP AG	4,309,451
6,100	Trend Micro, Inc.	206,552
4,192	Xero, Ltd. *^	70,751

		6,861,228

Specialty Retail (1.0%):
1,400	ABC-Mart, Inc.	71,492
62,081	Dixons Carphone plc	368,087
3,500	Fast Retailing Co., Ltd.	1,173,036
61,143	Hennes & Mauritz AB, B Shares ^	2,537,774
1,200	Hikari Tsushin, Inc.	85,402
71,158	Industria de Diseno Textil SA	1,960,068
151,672	Kingfisher plc	794,809
4,700	Nitori Co., Ltd.	291,218
2,700	Sanrio Co., Ltd. ^	78,133
1,700	Shimamura Co., Ltd.	156,372
18,724	Sports Direct International *	186,838
13,100	USS Co., Ltd.	201,207
59,900	Yamada Denki Co., Ltd. ^	174,913

		8,079,349

Technology Hardware, Storage & Peripherals (0.9%):
15,300	Brother Industries, Ltd.	283,405
72,700	Canon, Inc.	2,364,704
122,000	Fujitsu, Ltd.	751,722
5,211	Gemalto NV ^	477,435
29,500	Konica Minolta Holdings, Inc.	319,656
165,000	NEC Corp.	570,970
44,800	Ricoh Co., Ltd.	481,772
20,175	Seek, Ltd.	284,697
8,000	Seiko Epson Corp. ^	384,779
259,000	Toshiba Corp.	1,201,327

		7,120,467

Textiles, Apparel & Luxury Goods (1.4%):
13,779	Adidas AG	1,030,523
10,500	ASICS Corp.	236,678
29,027	Burberry Group plc	707,952
3,574	Christian Dior SA	597,582
33,945	Compagnie Financiere Richemont SA, Registered Shares	2,782,296
1,954	Hugo Boss AG	244,092
10,989	Luxottica Group SpA	570,924
17,978	LVMH Moet Hennessy Louis Vuitton SA	2,913,897
7,533	Pandora A/S	589,231
1,995	Swatch Group AG (The) ^	945,433

Continued

AZL International Index Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
3,147	Swatch Group AG (The), Registered Shares	$275,509
45,000	Yue Yuen Industrial Holdings, Ltd.	136,313

		11,030,430

Tobacco (1.5%):
121,159	British American Tobacco plc	6,809,175
62,260	Imperial Tobacco Group plc	2,677,767
70,600	Japan Tobacco, Inc.	2,298,360
13,886	Swedish Match AB, Class B	448,522

		12,233,824

Trading Companies & Distributors (1.1%):
9,609	Brenntag AG	471,728
20,730	Bunzl plc	538,513
97,200	ITOCHU Corp.	1,188,759
109,400	Marubeni Corp.	749,517
90,500	Mitsubishi Corp.	1,855,125
110,600	Mitsui & Co., Ltd.	1,745,475
268,090	Noble Group, Ltd.	272,505
73,000	Sumitomo Corp.	806,351
13,200	Toyota Tsushu Corp.	321,988
15,419	Travis Perkins plc	413,742
17,213	Wolseley plc	904,184

		9,267,887

Transportation Infrastructure (0.4%):
25,320	Abertis Infraestructuras SA	498,281
1,880	Aeroports de Paris	224,689
25,962	Atlantia SpA	638,704
61,151	Auckland International Airport, Ltd.	183,581
2,627	Fraport AG	172,618
30,998	Groupe Eurotunnel SA	377,579
343,000	Hutchison Port Holdings Trust	239,336
16,000	Kamigumi Co., Ltd.	151,821
4,863	Koninklijke Vopak NV	261,805
8,000	Mitsubishi Logistics Corp. ^	114,951
67,857	Sydney Airport	252,875
112,834	Transurban Group	761,015

		3,877,255

Utilities (0.0%):
114,914	AusNet Services	136,949

Water Utilities (0.1%):
15,051	Severn Trent plc	456,046
42,363	United Utilities Group plc	552,207

		1,008,253

Wireless Telecommunication Services (1.7%):
37,900	KDDI Corp. ^	2,280,898
4,045	Millicom International Cellular SA, SDR	324,029
99,300	NTT DoCoMo, Inc.	1,658,663
62,200	SoftBank Corp.	4,366,839
41,202	StarHub, Ltd.	132,878
20,816	Tele2 AB	251,098
1,694,994	Vodafone Group plc	5,586,403

		14,600,808

Total Common Stocks (Cost $692,925,218)		825,105,244

Shares		Fair Value
Preferred Stocks (0.5%):
Automobiles (0.4%):
3,648	Bayerische Motoren Werke AG (BMW), Preferred Shares	$296,538
9,869	Porsche Automobil Holding SE, Preferred Shares	789,973
10,589	Volkswagen AG, Preferred Shares	2,198,069

		3,284,580

Household Products (0.1%):
11,492	Henkel AG & Co. KGaA, Preferred Shares	1,147,423

Total Preferred Stocks (Cost $3,344,157)		4,432,003

Rights (0.0%):
Automobiles (0.0%):
57,747	Fiat SpA *	—

Banks (0.0%):
381,789	Banco Bilbao Vizcaya Argentaria SA *	38,090
113,286	Banco Popular Espanol SA *	1,574

		39,664

Total Rights (Cost $–)		39,664

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (4.0%):
$33,585,654	Allianz Variable Insurance Products Securities Lending Collateral Trust (c)	33,585,654

Total Securities Held as Collateral for Securities on Loan (Cost $33,585,654)		33,585,654

Unaffiliated Investment Company (0.3%):
2,143,436	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (d)	2,143,436

Total Unaffiliated Investment Company (Cost $2,143,436)		2,143,436

Total Investment Securities (Cost $731,998,465)(e) - 102.4%		865,306,001
Net other assets (liabilities) - (2.4)%		(20,012,757)

Net Assets - 100.0%		$845,293,244

Percentages indicated are based on net assets as of September 30, 2014.

ADR	-	American Depositary Receipt
SDR	-	Swedish Depository Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2014. The total value of securities on loan as of September 30, 2014, was $31,847,908.
+	Affiliated Securities
(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2014. The total of all such securities represent 0.00% of the net assets of the fund.

Continued

AZL International Index Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

(b)	Security issued in connection with a pending litigation settlement.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2014.
(d)	The rate represents the effective yield at September 30, 2014.
(e)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Amounts shown as “—” are either $0 or round less than $1.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2014:

Country	Percentage
Australia	7.2%
Austria	0.2%
Belgium	1.2%
Bermuda	0.1%
Denmark	1.5%
Finland	0.9%
France	8.9%
Germany	8.4%
Guernsey	0.1%
Hong Kong	2.9%
Ireland (Republic of)	0.7%
Israel	0.5%
Italy	2.3%
Japan	20.1%
Jersey	0.5%
Luxembourg	0.3%
Netherlands	3.1%
New Zealand	0.1%
Norway	0.7%
Portugal	0.2%
Singapore	1.3%
Spain	3.5%
Sweden	2.9%
Switzerland	8.9%
United Kingdom	19.3%
United States	4.2%

100.0%

Continued

AZL International Index Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Futures Contracts

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
ASX SPI 200 Index December Futures (Australian Dollar)	Long	12/18/14	14	$1,618,665	$(38,039)
FTSE 100 Index December Futures (British Pounds)	Long	12/19/14	37	3,961,544	(62,660)
SGX NIKKEI 225 Index December Futures (Japanese Yen)	Long	12/11/14	39	2,866,496	63,445
DJ EURO STOXX 50 December Futures (Euro)	Long	12/19/14	135	5,494,929	32,357

Total					$(4,898)

See accompanying notes to the schedules of portfolio investments.

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (63.5%):
Aerospace & Defense (0.7%):
71,325	General Dynamics Corp.	$9,064,694

Automobiles (0.7%):
265,814	General Motors Co.	8,490,099

Banks (7.5%):
746,450	Bank of America Corp.	12,726,973
178,115	BB&T Corp. ^	6,627,659
186,898	Citizens Financial Group, Inc. *	4,377,151
148,127	Comerica, Inc. ^	7,385,612
318,473	Fifth Third Bancorp ^	6,375,829
566,368	JPMorgan Chase & Co.	34,118,008
156,107	PNC Financial Services Group, Inc. ^	13,359,637
186,041	Wells Fargo & Co.	9,649,947

		94,620,816

Biotechnology (0.8%):
68,886	Amgen, Inc.	9,675,728

Capital Markets (4.4%):
417,197	Charles Schwab Corp. (The) ^	12,261,419
45,908	Goldman Sachs Group, Inc. (The)	8,427,332
513,263	Morgan Stanley	17,743,501
117,396	Northern Trust Corp. ^	7,986,450
131,696	State Street Corp. ^	9,694,143

		56,112,845

Chemicals (1.0%):
182,113	Dow Chemical Co. (The)	9,550,006
14,177	PPG Industries, Inc.	2,789,183

		12,339,189

Commercial Services & Supplies (0.7%):
197,015	Tyco International, Ltd.	8,780,959

Communications Equipment (0.6%):
279,541	Cisco Systems, Inc.	7,036,047

Consumer Finance (0.3%):
143,103	Synchrony Financial *	3,513,179

Diversified Financial Services (3.8%):
643,467	Citigroup, Inc.	33,344,459
84,542	CME Group, Inc. ^	6,759,556
216,756	Voya Financial, Inc.	8,475,160

		48,579,175

Diversified Telecommunication Services (1.1%):
127,079	France Telecom SA	1,903,562
397,482	Koninklijke (Royal) KPN NV *	1,268,730
1,187,217	Telecom Italia SpA	1,356,167
82,848	Telefonica SA	1,279,994
150,687	Verizon Communications, Inc. ^	7,532,843

		13,341,296

Electric Utilities (0.7%):
65,402	Edison International ^	3,657,280
134,435	FirstEnergy Corp. ^	4,512,983

		8,170,263

Electronic Equipment, Instruments & Components (0.7%):
457,406	Corning, Inc.	8,846,232

Energy Equipment & Services (1.2%):
148,420	Baker Hughes, Inc.	9,656,205

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
110,582	Ensco plc, Class A, ADR	$4,568,142

		14,224,347

Food Products (1.8%):
170,601	Archer-Daniels-Midland Co. ^	8,717,711
260,127	Mondelez International, Inc., Class A	8,913,252
125,717	Unilever NV, NYS	4,988,450

		22,619,413

Health Care Equipment & Supplies (0.5%):
100,271	Medtronic, Inc. ^	6,211,788

Health Care Providers & Services (2.0%):
61,509	CIGNA Corp.	5,578,251
92,688	UnitedHealth Group, Inc.	7,994,340
91,229	WellPoint, Inc. ^	10,912,813

		24,485,404

Hotels, Restaurants & Leisure (0.9%):
282,027	Carnival Corp.	11,329,025

Household Products (0.9%):
128,974	Procter & Gamble Co. (The) ^	10,800,283

Industrial Conglomerates (1.9%):
917,375	General Electric Co. ^	23,503,148

Insurance (2.1%):
92,959	Aon plc	8,149,715
235,986	Marsh & McLennan Cos., Inc. ^	12,351,507
142,399	Willis Group Holdings plc	5,895,319

		26,396,541

Internet Software & Services (1.2%):
261,766	eBay, Inc. *	14,823,809

IT Services (0.6%):
175,675	Amdocs, Ltd.	8,059,969

Machinery (1.5%):
104,939	Caterpillar, Inc. ^	10,392,109
152,175	Ingersoll-Rand plc	8,576,583

		18,968,692

Media (3.9%):
232,089	Comcast Corp., Class A ^	12,481,746
172,039	Thomson Reuters Corp. ^	6,268,254
84,287	Time Warner Cable, Inc.	12,094,342
62,508	Time Warner Cable, Inc.	4,701,227
169,532	Viacom, Inc., Class B	13,043,792

		48,589,361

Metals & Mining (0.5%):
203,104	Freeport-McMoRan Copper & Gold, Inc.	6,631,346

Multiline Retail (0.9%):
182,055	Target Corp. ^	11,411,207

Multi-Utilities (0.4%):
115,373	PG&E Corp.	5,196,400

Oil, Gas & Consumable Fuels (5.7%):
76,520	Anadarko Petroleum Corp.	7,762,189
91,099	Apache Corp. ^	8,551,463
239,772	Canadian Natural Resources, Ltd.	9,316,378
76,502	Exxon Mobil Corp.	7,195,013
88,440	Occidental Petroleum Corp.	8,503,506
500,838	Royal Dutch Shell plc, A Shares	19,100,126

Continued

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
185,941	Total SA ^	$12,015,531

		72,444,206

Personal Products (0.9%):
886,128	Avon Products, Inc.	11,165,213

Pharmaceuticals (5.2%):
66,569	Bristol-Myers Squibb Co.	3,407,001
156,272	Eli Lilly & Co.	10,134,239
59,340	Hospira, Inc. *^	3,087,460
209,394	Merck & Co., Inc.	12,412,877
5,943	Novartis AG, ADR	559,415
110,805	Novartis AG, Registered Shares	10,437,589
191,747	Pfizer, Inc.	5,669,959
76,348	Sanofi-Aventis SA	8,612,170
186,847	Teva Pharmaceutical Industries, Ltd., ADR	10,043,026

		64,363,736

Road & Rail (0.6%):
234,380	CSX Corp.	7,514,223

Semiconductors & Semiconductor Equipment (2.9%):
687,742	Applied Materials, Inc. ^	14,862,104
184,691	Broadcom Corp., Class A	7,465,210
253,100	Intel Corp.	8,812,942
108,579	Texas Instruments, Inc.	5,178,133

		36,318,389

Software (3.2%):
193,281	Adobe Systems, Inc. *	13,373,113
96,684	Citrix Systems, Inc. *	6,897,437
204,634	Microsoft Corp.	9,486,832
422,540	Symantec Corp.	9,933,915

		39,691,297

Specialty Retail (0.6%):
210,210	Abercrombie & Fitch Co., Class A ^	7,639,031

Technology Hardware, Storage & Peripherals (0.5%):
157,651	NetApp, Inc. ^	6,772,687

Wireless Telecommunication Services (0.6%):
227,821	Vodafone Group plc, ADR ^	7,493,033

Total Common Stocks (Cost $610,545,887)		795,223,070

Convertible Preferred Stocks (0.5%):
Banks (0.2%):
13,608	KeyCorp, Series A ^	1,782,648
32,000	Wells Fargo & Co.	820,160

		2,602,808

Capital Markets (0.2%):
31,000	AMG Capital Trust II, 1.04%	1,918,125
25,000	State Street Corp., Series D, 0.92%^	641,250

		2,559,375

Oil, Gas & Consumable Fuels (0.1%):
27,346	El Paso Energy Capital Trust I	1,560,431

Total Convertible Preferred Stocks (Cost $5,620,886)		6,722,614

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Bonds (8.1%):
Air Freight & Logistics (0.2%):
$2,153,000	UTI Worldwide, Inc., 4.50%, 3/1/19(a)	$2,291,599

Biotechnology (0.5%):
1,987,000	BioMarin Pharmaceutical, Inc., 1.50%, 10/15/20^	2,175,765
1,819,000	Cubist Pharmaceuticals, Inc., 1.13%, 9/1/18^	1,962,246
1,969,000	Cubist Pharmaceuticals, Inc., 1.88%, 9/1/20^	2,190,513

		6,328,524

Capital Markets (0.7%):
1,200,000	Goldman Sachs Group, Inc. (The), 1.00%, 3/15/17, Callable 3/13/15 @ 100(a)	1,576,392
4,530,000	Goldman Sachs Group, Inc. (The), 1.00%, 9/28/20(a)	4,975,208
1,587,000	Jefferies Group, 3.88%, 11/1/29, Callable 11/1/17 @ 100^	1,678,253

		8,229,853

Communications Equipment (0.4%):
1,722,000	Ciena Corp., 4.00%, 12/15/20(a)	2,061,019
2,333,000	JDS Uniphase Corp., 0.63%, 8/15/33, Callable 8/20/18 @ 200^	2,331,542

		4,392,561

Energy Equipment & Services (0.2%):
2,258,000	Helix Energy Solutions Group, Inc., 3.25%, 3/15/32, Callable 3/20/18 @ 100	2,639,038

Health Care Equipment & Supplies (0.4%):
1,899,000	NuVasive, Inc., 2.75%, 7/1/17	2,107,890
3,172,000	Volcano Corp., 1.75%, 12/1/17	2,745,763

		4,853,653

Health Care Providers & Services (1.4%):
2,281,000	Brookdale Senior Living, Inc., 2.75%, 6/15/18^	2,935,362
2,875,000	HealthSouth Corp., 2.00%, 12/1/43, Callable 12/1/18 @ 100(a)	3,101,405
1,642,000	Omnicare, Inc., 3.25%, 12/15/35	1,694,339
1,415,000	Omnicare, Inc., 3.75%, 4/1/42, Callable 4/1/16 @ 200	2,210,053
1,407,000	Omnicare, Inc., 3.50%, 2/15/44, Callable 2/15/19 @ 93.09^	1,544,183
3,354,000	WellPoint, Inc., 2.75%, 10/15/42	5,523,618

Continued

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Bonds, continued
Health Care Providers & Services, continued
$1,043,000	WellPoint, Inc., 2.75%, 10/15/42	$1,717,691

		18,726,651

Insurance (0.3%):
726,000	Old Republic International Corp., 3.75%, 3/15/18^	849,874
1,295,000	Radian Group, Inc., 3.00%, 11/15/17	1,784,672
1,141,000	Radian Group, Inc., 2.25%, 3/1/19	1,629,490

		4,264,036

Internet & Catalog Retail (0.1%):
1,015,000	Liberty Interactive LLC, 0.75%, 3/30/43, Callable 4/5/23 @ 200	1,344,241

Media (0.5%):
5,331,000	Liberty Media Corp., 1.38%, 10/15/23^(a)	5,231,043
412,000	Live National Entertainment, Inc., 2.50%, 5/15/19(a)	425,133

		5,656,176

Metals & Mining (0.1%):
908,000	United States Steel Corp., 2.75%, 4/1/19	1,489,120

Oil, Gas & Consumable Fuels (0.5%):
2,286,000	Cobalt International Energy, Inc., 2.63%, 12/1/19	1,893,094
1,529,000	Peabody Energy Corp., 4.75%, 12/15/41^	1,047,365
3,337,000	Stone Energy Corp., 1.75%, 3/1/17^	3,526,792

		6,467,251

Pharmaceuticals (0.6%):
1,327,000	Jazz Pharmaceuticals, Inc., 1.88%, 8/15/21^(a)	1,471,635
1,396,000	Salix Pharmaceuticals, Ltd., 1.50%, 3/15/19	3,376,575
970,000	Salix Pharmaceuticals, Ltd., 1.50%, 3/15/19	2,346,187

		7,194,397

Semiconductors & Semiconductor Equipment (0.8%):
2,824,000	Lam Research Corp., 1.25%, 5/15/18^	3,801,810
2,730,000	Micron Technology, Inc., Series G, 3.00%, 11/15/43, Callable 11/20/18 @ 83.04^	3,589,949
3,464,000	NVIDIA Corp., 1.00%, 12/1/18(a)	3,795,245

		11,187,004

Software (0.5%):
3,445,000	Citrix Systems, Inc., 0.50%, 4/15/19^(a)	3,759,357
2,055,000	NetSuite, Inc., 0.25%, 6/1/18	2,138,484

		5,897,841

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Bonds, continued
Technology Hardware, Storage & Peripherals (0.4%):
$4,379,000	SanDisk Corp., 0.50%, 10/15/20^(a)	$5,241,116

Thrifts & Mortgage Finance (0.5%):
3,438,000	MGIC Investment Corp., 5.00%, 5/1/17	3,728,081
1,557,000	MGIC Investment Corp., 2.00%, 4/1/20	2,063,025

		5,791,106

Total Convertible Bonds (Cost $89,464,673)		101,994,167

Corporate Bonds (7.0%):
Aerospace & Defense (0.0%):
380,000	L-3 Communications Holdings Corp., 3.95%, 5/28/24, Callable 2/28/24 @ 100^	377,039
200,000	Precision Castparts Corp., 2.50%, 1/15/23, Callable 10/15/22 @ 100	191,178

		568,217

Air Freight & Logistics (0.1%):
360,000	FedEx Corp., 4.90%, 1/15/34	387,398
745,000	FedEx Corp., 5.10%, 1/15/44	799,008
160,000	United Parcel Service, Inc., 2.45%, 10/1/22^	154,586

		1,340,992

Airlines (0.1%):
410,000	American Airlines 14-1, Series A, 3.70%, 10/1/26	408,442
87,127	Continental Airlines 2010-A, Series A, 4.75%, 1/12/21	93,443
285,234	Continental Airlines 2012-A, Series A, 4.15%, 4/11/24	294,505
59,795	Delta Air Lines, Inc., 6.20%, 7/2/18	66,283
490,000	United Airlines 2014-2, Series A, 3.75%, 3/3/28	496,125

		1,358,798

Automobiles (0.0%):
550,000	Ford Motor Co., 4.75%, 1/15/43^	550,460

Banks (0.6%):
330,000	Bank of America Corp., 1.25%, 1/11/16, MTN^	331,403
295,000	Bank of America Corp., 5.75%, 12/1/17	328,247
175,000	Bank of America Corp., 5.65%, 5/1/18, MTN	194,652
511,000	Branch Banking & Trust Co., 3.80%, 10/30/26, Callable 9/30/26 @ 100	508,638

Continued

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$ 220,000	Citigroup, Inc., 5.30%, 5/6/44^	$228,593
710,000	JPMorgan Chase & Co., 3.88%, 9/10/24^	696,044
995,000	JPMorgan Chase & Co., Series X, 6.10%, 10/29/49, Callable 10/1/24 @ 100(b)	983,806
570,000	JPMorgan Chase & Co., Series V, 5.00%, 12/29/49, Callable 7/1/19 @ 100^	555,636
495,000	JPMorgan Chase & Co., Series S, 6.75%, 12/31/49, Callable 2/1/24 @ 100, Perpetual Bond(b)	519,998
130,000	PNC Funding Corp., 5.13%, 2/8/20	146,575
1,945,000	Regions Financial Corp., 5.75%, 6/15/15	2,006,991
250,000	U.S. Bank NA, 3.78%, 4/29/20, Callable 4/29/15 @ 100(b)	254,386
110,000	Wells Fargo & Co., 1.50%, 1/16/18^	109,362
405,000	Wells Fargo & Co., 4.10%, 6/3/26^	403,576

		7,267,907

Beverages (0.1%):
20,000	Anheuser-Busch InBev NV Worldwide, Inc., 5.38%, 11/15/14	20,090
135,000	Anheuser-Busch InBev NV Worldwide, Inc., 3.63%, 4/15/15	137,330
175,000	Anheuser-Busch InBev NV Worldwide, Inc., 0.80%, 7/15/15^	175,515
175,000	Brown-Forman Corp., 2.25%, 1/15/23, Callable 10/15/22 @ 100	163,010
990,000	PepsiCo, Inc., 3.60%, 3/1/24, Callable 12/1/23 @ 100^	1,014,679

		1,510,624

Biotechnology (0.2%):
335,000	Celgene Corp., 4.00%, 8/15/23	348,498
1,220,000	Celgene Corp., 4.63%, 5/15/44, Callable 11/15/43 @ 100^	1,196,941
560,000	Gilead Sciences, Inc., 2.05%, 4/1/19^	555,762

		2,101,201

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets (0.3%):
$ 380,000	Apollo Management Holdings LP, 4.00%, 5/30/24(a)	$382,476
120,000	Bear Stearns Co., Inc., 7.25%, 2/1/18	139,606
180,000	Charles Schwab Corp. (The), 4.45%, 7/22/20	197,844
240,000	Ford Motor Credit Co. LLC, 2.50%, 1/15/16^	244,414
75,000	General Electric Capital Corp., Series G, 6.00%, 8/7/19, MTN^	87,471
115,000	Goldman Sachs Group, Inc. (The), 6.15%, 4/1/18	129,669
520,000	Goldman Sachs Group, Inc. (The), 2.63%, 1/31/19	518,663
175,000	Goldman Sachs Group, Inc. (The), 5.25%, 7/27/21	194,005
500,000	Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	568,589
140,000	Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	167,130
200,000	KKR Group Finance Co. III LLC, 5.13%, 6/1/44, Callable 12/1/43 @ 100(a)	207,752
70,000	Merrill Lynch & Co., 6.88%, 4/25/18, MTN	80,738
235,000	Morgan Stanley, 4.00%, 7/24/15	241,237
295,000	Morgan Stanley, 3.45%, 11/2/15	303,351
120,000	Morgan Stanley, 5.75%, 1/25/21	136,344
365,000	Morgan Stanley, 6.38%, 7/24/42	455,716
90,000	National Rural Utilities Cooperative Finance Corp., 3.05%, 2/15/22, Callable 11/15/21 @ 100	90,247

		4,145,252

Chemicals (0.1%):
275,000	Monsanto Co., 2.13%, 7/15/19	273,545
190,000	Monsanto Co., 3.38%, 7/15/24, Callable 4/15/24 @ 100^	189,007
200,000	Monsanto Co., 3.60%, 7/15/42, Callable 1/15/42 @ 100	174,358

		636,910

Commercial Services & Supplies (0.0%):
430,000	Pitney Bowes, Inc., 4.63%, 3/15/24, Callable 12/15/23 @ 100^	435,873

Continued

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Communications Equipment (0.0%):
$ 290,000	Juniper Networks, Inc., 4.50%, 3/15/24^	$298,828

Consumer Finance (0.1%):
1,275,000	Santander Holdings USA, 3.00%, 9/24/15, Callable 8/24/15 @ 100	1,298,192

Containers & Packaging (0.1%):
905,000	Packaging Corp. of America, 4.50%, 11/1/23, Callable 8/1/23 @ 100^	957,170

Diversified Financial Services (0.4%):
220,000	Citigroup, Inc., 8.50%, 5/22/19	274,993
665,000	Citigroup, Inc., 3.50%, 5/15/23^	637,531
595,000	Citigroup, Inc., 6.68%, 9/13/43^	729,256
600,000	General Electric Capital Corp., 5.25%, 12/31/99, Callable 6/15/23 @ 100, Perpetual Bond^(b)	600,750
925,000	Glencore Funding LLC, 3.13%, 4/29/19(a)	925,554
65,000	JPMorgan Chase & Co., 6.30%, 4/23/19	75,396
150,000	JPMorgan Chase & Co., 4.40%, 7/22/20	161,617
215,000	JPMorgan Chase & Co., 4.50%, 1/24/22^	230,357
785,000	Moody’s Corp., 4.50%, 9/1/22, Callable 6/1/22 @ 100	827,759
500,000	Moody’s Corp., 4.88%, 2/15/24, Callable 11/15/23 @ 100	539,235

		5,002,448

Diversified Telecommunication Services (0.2%):
405,000	Verizon Communications, Inc., 5.15%, 9/15/23	448,484
1,375,000	Verizon Communications, Inc., 6.40%, 9/15/33	1,675,050
498,000	Verizon Communications, Inc., 5.01%, 8/21/54(a)	500,364

		2,623,898

Electric Utilities (0.0%):
405,000	Baltimore Gas And Electric Co., 3.35%, 7/1/23	409,039

Electrical Equipment (0.0%):
405,000	Eaton Corp., 0.95%, 11/2/15	406,285

Energy Equipment & Services (0.1%):
960,000	Rowan Cos., Inc., 5.85%, 1/15/44, Callable 7/15/43 @ 100	944,811

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Food & Staples Retailing (0.2%):
$ 85,000	Corn Products International, Inc., 6.63%, 4/15/37	$104,947
335,000	CVS Caremark Corp., 3.38%, 8/12/24, Callable 5/12/24 @ 100	330,210
1,085,000	Kroger Co. (The), 3.30%, 1/15/21, Callable 12/15/20 @ 100	1,100,084
780,000	Sysco Corp., 3.50%, 10/2/24, Callable 7/2/24 @ 100	782,142
315,000	Wal-Mart Stores, Inc., 3.30%, 4/22/24, Callable 1/22/24 @ 100^	318,591

		2,635,974

Food Products (0.2%):
2,185,000	Bunge, Ltd. Finance Corp., 5.10%, 7/15/15	2,258,869
132,000	Mondelez International, Inc., 6.50%, 2/9/40	165,505
214,000	Tyson Foods, Inc., 3.95%, 8/15/24, Callable 5/15/24 @ 100^	214,375
193,000	Tyson Foods, Inc., 4.88%, 8/15/34, Callable 2/15/34 @ 100	198,637
199,000	Tyson Foods, Inc., 5.15%, 8/15/44, Callable 2/15/43 @ 100^	205,924

		3,043,310

Health Care Equipment & Supplies (0.2%):
465,000	CareFusion Corp., 3.88%, 5/15/24, Callable 2/15/24 @ 100	464,328
370,000	CareFusion Corp., 4.88%, 5/15/44, Callable 11/15/43 @ 100	364,328
525,000	Edwards Lifesciences Corp., 2.88%, 10/15/18	533,586
290,000	Medtronic, Inc., 4.00%, 4/1/43, Callable 10/1/42 @ 100	273,776
465,000	Medtronic, Inc., 4.63%, 3/15/44, Callable 9/15/43 @ 100	478,611

		2,114,629

Health Care Providers & Services (0.2%):
220,000	Aetna, Inc., 3.95%, 9/1/20^	234,396
840,000	Express Scripts Holding Co., 2.25%, 6/15/19	828,232
950,000	McKesson Corp., 2.28%, 3/15/19	943,070

		2,005,698

Hotels, Restaurants & Leisure (0.0%):
305,000	Wyndham Worldwide Corp., 2.95%, 3/1/17, Callable 2/1/17 @ 100	313,285

Continued

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$ 225,000	Wyndham Worldwide Corp., 5.63%, 3/1/21	$249,813

		563,098

Household Durables (0.0%):
635,000	MDC Holdings, Inc., 6.00%, 1/15/43, Callable 10/15/42 @ 100	581,025

Household Products (0.1%):
695,000	Tupperware Brands Corp., 4.75%, 6/1/21, Callable 6/1/21 @ 100	738,030

Independent Power and Renewable Electricity Producers (0.1%):
175,000	Louisville Gas & Electric Co., 1.63%, 11/15/15	177,105
520,000	Oglethorpe Power Corp., 4.55%, 6/1/44	520,047
125,000	Ohio Power Co., Series M, 5.38%, 10/1/21	144,820

		841,972

Insurance (0.4%):
1,000,000	American Financial Group, Inc., 9.88%, 6/15/19	1,289,108
345,000	American International Group, Inc., 2.30%, 7/16/19, Callable 6/16/19 @ 100^	342,472
205,000	Berkley (WR) Corp., 4.63%, 3/15/22	219,204
115,000	CNA Financial Corp., 5.88%, 8/15/20	131,147
660,000	Liberty Mutual Group, Inc., 4.85%, 8/1/44(a)	656,426
320,000	Lincoln National Corp., 4.00%, 9/1/23	328,623
210,000	Markel Corp., 5.00%, 3/30/43	215,027
295,000	Marsh & McLennan Cos., Inc., 4.05%, 10/15/23, Callable 7/15/23 @ 100	309,283
75,000	Pacific Life Corp., 6.00%, 2/10/20(a)	85,408
80,000	Prudential Financial, Inc., Series D, 4.75%, 9/17/15, MTN^	83,162
35,000	Prudential Financial, Inc., 6.63%, 12/1/37, MTN	43,902
280,000	Prudential Financial, Inc., 5.10%, 8/15/43, MTN	295,560
560,000	Reinsurance Group of America, Inc., 4.70%, 9/15/23	596,716
440,000	Travelers Cos., Inc. (The), 4.60%, 8/1/43	461,358

		5,057,396

Internet & Catalog Retail (0.1%):
795,000	QVC, Inc., 5.45%, 8/15/34(a)	780,848

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
IT Services (0.0%):
$ 315,000	Computer Sciences Corp., 4.45%, 9/15/22	$318,938
195,000	Hewlett-Packard Co., 2.63%, 12/9/14	195,819

		514,757

Machinery (0.1%):
655,000	Deere & Co., 2.60%, 6/8/22, Callable 3/8/22 @ 100	635,911

Media (0.9%):
135,000	Comcast Corp., 5.70%, 5/15/18	153,306
415,000	Comcast Corp., 4.25%, 1/15/33	420,038
245,000	Comcast Corp., 6.45%, 3/15/37	313,120
70,000	Cox Communications, Inc., 5.45%, 12/15/14	70,688
1,520,000	Cox Communications, Inc., 8.38%, 3/1/39(a)	2,154,702
240,000	Cox Communications, Inc., 4.70%, 12/15/42(a)	231,475
2,185,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.15%, 3/15/42	2,209,343
1,445,000	Discovery Communications, Inc., 3.70%, 6/1/15	1,475,768
200,000	Interpublic Group of Cos., Inc., 2.25%, 11/15/17	200,785
65,000	NBCUniversal Media LLC, 5.15%, 4/30/20	73,799
75,000	NBCUniversal Media LLC, 5.95%, 4/1/41^	91,545
2,000,000	Time Warner Cable, Inc., 5.00%, 2/1/20^	2,222,493
160,000	Time Warner Cable, Inc., 5.88%, 11/15/40, Callable 5/15/40 @ 100	188,259
40,000	Time Warner, Inc., 5.88%, 11/15/16	43,889

		9,849,210

Metals & Mining (0.1%):
350,000	Barrick NA Finance LLC, 5.70%, 5/30/41	338,155
215,000	Freeport-McMoRan Copper & Gold, Inc., 1.40%, 2/13/15	215,605
215,000	Newmont Mining Corp., 3.50%, 3/15/22, Callable 12/15/21 @ 100^	199,349
350,000	Southern Copper Corp., 5.25%, 11/8/42	330,701

		1,083,810

Multiline Retail (0.0%):
330,000	Dollar General Corp., 3.25%, 4/15/23, Callable 1/15/23 @ 100^	294,787

Continued

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Multi-Utilities (0.1%):
$ 880,000	Dominion Resources, Inc., 0.00%, 10/1/54, Callable 10/1/24 @ 100(b)	$890,059

Oil, Gas & Consumable Fuels (0.4%):
335,000	Chevron Corp., 1.72%, 6/24/18, Callable 5/24/18 @ 100^	335,118
385,000	Enable Midstream Partners LP, 2.40%, 5/15/19, Callable 4/15/19 @ 100(a)	380,972
55,000	Enterprise Products Operating LP, 5.25%, 1/31/20	62,054
75,000	Enterprise Products Partners LP, 6.50%, 1/31/19	87,863
640,000	Noble Energy, Inc., 5.25%, 11/15/43, Callable 5/15/43 @ 100	675,112
190,000	Phillips 66, 1.95%, 3/5/15	191,215
175,000	Plains All American Pipeline LP, 3.65%, 6/1/22, Callable 3/1/22 @ 100	178,042
365,000	Southwestern Energy Co., 4.10%, 3/15/22, Callable 12/15/21 @ 100	374,478
45,000	Spectra Energy Capital Corp., 7.50%, 9/15/38	57,584
470,000	Sunoco Logistics Partners LP, 5.50%, 2/15/20	526,819
710,000	Sunoco Logistics Partners LP, 5.30%, 4/1/44, Callable 10/1/43 @ 100^	724,415
45,000	Texas East Transmission, 7.00%, 7/15/32	58,966
215,000	Valmont Industries, Inc., 5.00%, 10/1/44, Callable 4/1/44 @ 100	210,925
830,000	Western Gas Partners LP, 5.45%, 4/1/44, Callable 10/1/43 @ 100	913,905
755,000	Williams Partners LP, 5.40%, 3/4/44, Callable 9/4/43 @ 100	800,736

		5,578,204

Paper & Forest Products (0.0%):
125,000	International Paper Co., 6.00%, 11/15/41, Callable 5/15/41 @ 100	142,188

Personal Products (0.0%):
100,000	Avon Products, Inc., 2.38%, 3/15/16	101,001

Pharmaceuticals (0.3%):
885,000	Abbvie, Inc., 1.20%, 11/6/15^	888,330

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Pharmaceuticals, continued
$ 110,000	Express Scripts, Inc., 3.13%, 5/15/16^	$113,934
85,000	GlaxoSmithKline plc, 5.65%, 5/15/18^	96,222
75,000	Medco Health Solutions, Inc., 2.75%, 9/15/15	76,424
95,000	Merck & Co., Inc., 5.00%, 6/30/19	107,002
670,000	Mylan, Inc., 6.00%, 11/15/18, Callable 11/15/14 @ 103(a)	694,253
1,100,000	Novartis Capital Corp., 4.40%, 5/6/44^	1,143,862
213,000	Zoetis, Inc., 4.70%, 2/1/43, Callable 8/1/42 @ 100^	214,170

		3,334,197

Real Estate Investment Trusts (REITs) (0.3%):
55,000	American Tower Corp., 4.63%, 4/1/15	56,099
443,000	American Tower Corp., 4.50%, 1/15/18	472,911
510,000	American Tower Corp., 3.40%, 2/15/19^	521,051
325,000	American Tower Corp., 5.00%, 2/15/24^	340,640
115,000	Digital Realty Trust LP, 4.50%, 7/15/15^	117,289
410,000	HCP, Inc., 4.20%, 3/1/24, Callable 12/1/23 @ 100	413,801
775,000	HCP, Inc., 3.88%, 8/15/24, Callable 5/15/24 @ 100^	759,222
260,000	Health Care REIT, Inc., 4.50%, 1/15/24, Callable 10/15/23 @ 100	267,501
125,000	Realty Income Corp., 2.00%, 1/31/18, Callable 12/31/17 @ 100	124,943
185,000	Senior Housing Properties Trust, 4.30%, 1/15/16, Callable 10/15/15 @ 100	190,341
240,000	Ventas Realty LP / Capital Corp., 2.70%, 4/1/20, Callable 1/1/20 @ 100	236,115
95,000	Ventas Realty LP / Capital Corp., 4.25%, 3/1/22	99,004
155,000	Ventas Realty LP / Capital Corp., 5.70%, 9/30/43, Callable 3/30/43 @ 100	178,413

		3,777,330

Real Estate Management & Development (0.0%):
510,000	Piedmont Operating Partnership LP, 4.45%, 3/15/24, Callable 12/15/23 @ 100	519,743

Continued

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Road & Rail (0.3%):
$ 1,370,000	Burlington Northern Santa Fe LLC, 5.15%, 9/1/43, Callable 3/1/43 @ 100	$1,503,962
140,000	CSX Corp., 5.50%, 4/15/41, Callable 10/15/40 @ 100^	161,935
845,000	ERAC USA Finance LLC, 2.35%, 10/15/19(a)	840,154
105,000	Ryder System, Inc., 3.15%, 3/2/15, MTN	106,160
18,000	Union Pacific Corp., 3.65%, 2/15/24, Callable 11/15/23 @ 100	18,605
140,000	Union Pacific Corp., 3.25%, 1/15/25, Callable 10/1/24 @ 100	139,117
465,000	Union Pacific Corp., 4.85%, 6/15/44, Callable 12/15/43 @ 100^	507,754
400,000	Union Pacific Corp., 4.15%, 1/15/45, Callable 7/15/44 @ 100	392,269

		3,669,956

Software (0.1%):
75,000	Adobe Systems, Inc., 4.75%, 2/1/20	82,431
545,000	Oracle Corp., 4.30%, 7/8/34, Callable 1/8/34 @ 100	548,947

		631,378

Specialty Retail (0.3%):
520,000	Advance Auto Parts, Inc., 4.50%, 12/1/23, Callable 9/1/23 @ 100	542,981
645,851	CVS Pass-Through Trust, 6.04%, 12/10/28	746,932
1,400,000	O’Reilly Automotive, Inc., 4.88%, 1/14/21, Callable 10/14/20 @ 100	1,527,049
365,000	Penske Truck Leasing Co. LP, 2.50%, 3/15/16(a)	372,421
355,000	Target Corp., 2.90%, 1/15/22^	351,358
15,000	Wal-Mart Stores, Inc., 6.50%, 8/15/37	19,894

		3,560,635

Technology Hardware, Storage & Peripherals (0.0%):
270,000	Apple, Inc., 3.45%, 5/6/24^	272,685

Textiles, Apparel & Luxury Goods (0.0%):
195,000	Cintas Corp., 2.85%, 6/1/16	200,776

Tobacco (0.1%):
310,000	Philip Morris International, Inc., 3.60%, 11/15/23	313,899
925,000	Philip Morris International, Inc., 4.88%, 11/15/43	983,412

		1,297,311

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Trading Companies & Distributors (0.0%):
$ 395,000	Air Lease Corp., 4.25%, 9/15/24, Callable 6/15/24 @ 100	$388,581

Wireless Telecommunication Services (0.1%):
1,000	AT&T, Inc., 8.00%, 11/15/31	1,476
28,000	AT&T, Inc., 5.35%, 9/1/40	29,691
730,000	Crown Castle Towers LLC, 6.11%, 1/15/20(a)	844,447
25,000	SBC Communications, Inc., 6.15%, 9/15/34	29,843
65,000	Verizon Communications, Inc., 3.00%, 4/1/16	67,000
120,000	Verizon Communications, Inc., 6.40%, 2/15/38	145,364

		1,117,821

Total Corporate Bonds (Cost $85,840,629)		88,079,225

Yankee Dollars (1.9%):
Aerospace & Defense (0.0%):
275,000	Heathrow Funding, Ltd., 2.50%, 6/25/15(a)	278,437

Airlines (0.1%):
860,702	Virgin Australia Holdings, Ltd., 5.00%, 10/23/23(a)	897,282

Banks (0.9%):
235,000	Abbey National Treasury Services plc, 3.88%, 11/10/14(a)	235,838
430,000	Banco Inbursa SA, 4.13%, 6/6/24(a)	416,025
100,000	Barclays Bank plc, 2.75%, 2/23/15	100,897
175,000	Barclays Bank plc, 6.75%, 5/22/19	207,996
615,000	BBVA Bancomer SA, 4.38%, 4/10/24(a)	621,149
564,000	Credit Suisse AG, 6.50%, 8/8/23(a)	613,377
320,000	Credit Suisse, NY, 3.63%, 9/9/24^	315,715
105,000	HBOS plc, 6.75%, 5/21/18(a)	118,771
200,000	HSBC Holdings plc, 4.25%, 3/14/24^	202,361
375,000	ING Bank NV, 3.75%, 3/7/17(a)	394,545
435,000	Lloyds Bank plc, 2.30%, 11/27/18	435,992
2,425,000	Mizuho Finance Group (Cayman) 3, Ltd., 4.60%, 3/27/24(a)	2,521,824
125,000	National Australia Bank, 3.75%, 3/2/15(a)	126,748
180,000	Rabobank Nederland NV, 4.75%, 1/15/20(a)	199,190
1,200,000	Santander U.S. Debt SA, 3.72%, 1/20/15(a)	1,210,259

Continued

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Banks, continued
$ 995,000	Societe Generale SA, 5.00%, 1/17/24(a)	$1,001,705
100,000	Standard Chartered plc, 3.85%, 4/27/15(a)	101,881
545,000	Standard Chartered plc, 5.70%, 3/26/44^(a)	575,945
35,000	UBS AG Stamford CT, Series BKNT, 5.88%, 12/20/17	39,405
120,000	UBS AG Stamford CT, Series BKNT, 5.75%, 4/25/18	135,313

		9,574,936

Beverages (0.0%):
80,000	FBG Finance, Ltd., 5.13%, 6/15/15(a)	82,462

Chemicals (0.1%):
650,000	Montell Finance Co. BV, 8.10%, 3/15/27(a)	864,685

Diversified Financial Services (0.2%):
830,000	BP Capital Markets plc, 2.24%, 5/10/19	824,921

Diversified Telecommunication Services (0.0%):
465,000	British Telecommunications plc, 1.25%, 2/14/17	463,890
320,000	Telefonica Emisiones SAU, 7.05%, 6/20/36	405,353

		869,243

Electric Utilities (0.1%):
50,000	Electricite de France SA, 4.60%, 1/27/20(a)	55,193
765,000	Electricite de France SA, 4.88%, 1/22/44(a)	808,283
785,000	Electricite de France SA, 5.63%, 12/29/49, Callable 1/22/24 @ 100, Perpetual Bond(a)(b)	817,106

		1,680,582

Food Products (0.1%):
685,000	Grupo Bimbo SAB de C.V., 3.88%, 6/27/24(a)	676,061

Industrial Conglomerates (0.0%):
350,000	Pentair Finance SA, 5.00%, 5/15/21, Callable 2/15/21 @ 100	385,061

Insurance (0.0%):
100,000	AEGON NV, 4.63%, 12/1/15	104,491

Internet Software & Services (0.1%):
455,000	Baidu, Inc., 3.25%, 8/6/18	468,463
845,000	Tencent Holdings, Ltd., 3.38%, 5/2/19(a)	854,134

		1,322,597

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Media (0.0%):
$ 400,000	Grupo Televisa SAB, 5.00%, 5/13/45	$395,156

Metals & Mining (0.2%):
100,000	Anglo American Capital plc, 9.38%, 4/8/19(a)	126,910
465,000	Anglo American Capital plc, 4.13%, 4/15/21^(a)	466,662
205,000	ArcelorMittal, 4.25%, 8/5/15	208,332
145,000	ArcelorMittal, 9.85%, 6/1/19	176,900
30,000	ArcelorMittal, 7.25%, 3/1/41	30,075
265,000	Gold Fields Holdings Co., Ltd., 4.88%, 10/7/20(a)	235,850
100,000	Rio Tinto Finance (USA), Ltd., 9.00%, 5/1/19	128,058
110,000	Rio Tinto Finance (USA), Ltd., 7.13%, 7/15/28	140,884
380,000	Vale Overseas, Ltd., 5.63%, 9/15/19	424,336
65,000	Vale SA, 5.63%, 9/11/42	63,597
230,000	Xstrata Finance Canada, 1.80%, 10/23/15(a)	232,571
230,000	Xstrata Finance Canada, 2.70%, 10/25/17(a)	233,837

		2,468,012

Oil, Gas & Consumable Fuels (0.0%):
150,000	Husky Energy, Inc., 3.95%, 4/15/22, Callable 1/15/22 @ 100	155,463
70,000	Noble Holding International, Ltd., 2.50%, 3/15/17	71,264
390,000	Petrobras Global Finance Co., 5.63%, 5/20/43	345,448
40,000	Shell International Finance BV, 3.10%, 6/28/15	40,824

		612,999

Pharmaceuticals (0.1%):
850,000	Actavis Funding SCS, 4.85%, 6/15/44, Callable 12/15/43 @ 100(a)	798,569
310,000	Perrigo Co. plc, 2.30%, 11/8/18(a)	307,932

		1,106,501

Real Estate Management & Development (0.0%):
430,000	Dexus Diversified Trust / Dexus Office Trust, 5.60%, 3/15/21(a)	487,622

Thrifts & Mortgage Finance (0.0%):
180,000	Nationwide Building Society, 6.25%, 2/25/20(a)	210,122

Wireless Telecommunication Services (0.0%):
200,000	America Movil SAB de C.V., 2.38%, 9/8/16	204,274
335,000	America Movil SAB de C.V., 4.38%, 7/16/42	311,465

Continued

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Wireless Telecommunication Services, continued
$ 75,000	Deutsche Telekom International Finance BV, 6.00%, 7/8/19	$86,717
355,000	Rogers Communications, Inc., 4.50%, 3/15/43, Callable 9/15/42 @ 100	345,863

		948,319

Total Yankee Dollars (Cost $23,313,313)		23,789,489

U.S. Treasury Obligations (10.0%):
U.S. Treasury Bonds (0.1%)
815,000	3.38%, 5/15/44	841,488

U.S. Treasury Notes (9.9%)
11,470,000	2.25%, 1/31/15	11,553,341
17,879,000	0.50%, 9/30/16	17,849,661
200,000	0.63%, 5/31/17	198,266
8,000,000	0.75%, 6/30/17	7,946,872
43,495,000	1.00%, 9/15/17^	43,427,060
13,200,000	0.75%, 2/28/18	12,948,382
6,200,000	1.25%, 1/31/19	6,095,859
17,938,000	1.75%, 9/30/19	17,914,178
6,000	3.63%, 2/15/20	6,540
400,000	2.63%, 11/15/20	412,500
6,632,900	2.38%, 8/15/24^	6,556,210

		124,908,869

Total U.S. Treasury Obligations (Cost $126,117,725)		125,750,357

U.S. Government Agency Mortgages (0.2%):
950,000	Federal Home Loan Mortgage Corporation, 4.88%, 6/13/18	1,067,256
725,000	Federal National Mortgage Association, 6.63%, 11/15/30	826,302

		1,893,558

Total U.S. Government Agency Mortgages (Cost $1,749,689)		1,893,558

Securities Held as Collateral for Securities on Loan (13.9%):
$173,695,120	Allianz Variable Insurance Products Securities Lending Collateral Trust (c)	173,695,120

Total Securities Held as Collateral for Securities on Loan (Cost $173,695,120)		173,695,120

Unaffiliated Investment Company (8.7%):
109,028,096	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (d)	109,028,096

Total Unaffiliated Investment Company (Cost $109,028,096)		109,028,096

Total Investment Securities (Cost $1,225,376,018)(e) - 113.8%		1,426,175,696
Net other assets (liabilities) - (13.8)%		(173,009,182)

Contracts, Shares, Notional Amount or Principal Amount	Fair Value
Unaffiliated Investment Company (continued)
Net Assets - 100.0%	$1,253,166,514

Percentages indicated are based on net assets as of September 30, 2014.

ADR -  American Depositary Receipt

MTN -  Medium Term Note

NYS -  New York Shares

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2014. The total value of securities on loan as of September 30, 2014, was $168,601,302.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(b)	Variable rate security. The rate presented represents the rate in effect at September 30, 2014. The date presented represents the final maturity date.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2014.
(d)	The rate represents the effective yield at September 30, 2014.
(e)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2014:

Country	Percentage
Australia	0.1%
Brazil	—	%NM
British Virgin Islands	0.2%
Canada	1.2%
Cayman Islands	0.3%
France	1.8%
Guernsey	0.6%
Ireland (Republic of)	0.6%
Israel	0.7%
Italy	0.1%
Jersey	—	%NM
Luxembourg	0.2%
Mexico	0.2%
Netherlands	0.5%
Panama	0.8%
Spain	0.2%
Switzerland	1.5%
United Kingdom	3.5%
United States	87.5%

	100.0%

NM	Not meaningful, amount is less than 0.05%.

Continued

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Forward Currency Contracts

At September 30, 2014, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Bank of New York Mellon	10/31/14	6,274,706	$10,254,376	$10,167,801	$86,575
British Pound	State Street	10/31/14	6,295,034	10,285,173	10,200,742	84,431
Canadian Dollar	Bank of New York Mellon	10/31/14	6,587,839	5,982,826	5,878,407	104,419
Canadian Dollar	State Street	10/31/14	6,605,915	5,998,152	5,894,537	103,615
European Euro	Bank of New York Mellon	10/31/14	9,251,598	11,873,039	11,686,264	186,775
European Euro	State Street	10/31/14	9,268,207	11,899,636	11,707,243	192,393
Israeli Shekel	Bank of New York Mellon	10/31/14	13,403,643	3,662,838	3,641,036	21,802
Israeli Shekel	State Street	10/31/14	13,437,328	3,667,593	3,650,187	17,406
Swiss Franc	Bank of New York Mellon	10/31/14	3,867,572	4,113,309	4,053,176	60,133
Swiss Franc	State Street	10/31/14	3,901,580	4,147,603	4,088,816	58,787

				$71,884,545	$70,968,209	$916,336

See accompanying notes to the schedules of portfolio investments.

AZL Invesco Growth and Income Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (97.2%):
Aerospace & Defense (1.1%):
36,678	General Dynamics Corp.	$4,661,407

Automobiles (1.0%):
133,153	General Motors Co.	4,252,907

Banks (11.5%):
362,928	Bank of America Corp.	6,187,922
90,384	BB&T Corp.	3,363,189
90,734	Citizens Financial Group, Inc. *	2,124,990
88,542	Comerica, Inc. ^	4,414,704
161,606	Fifth Third Bancorp	3,235,352
299,019	JPMorgan Chase & Co.	18,012,905
79,214	PNC Financial Services Group, Inc.	6,779,134
101,869	Wells Fargo & Co.	5,283,945

		49,402,141

Biotechnology (1.2%):
35,091	Amgen, Inc.	4,928,882

Capital Markets (7.1%):
215,935	Charles Schwab Corp. (The) ^	6,346,330
23,294	Goldman Sachs Group, Inc. (The)	4,276,080
296,285	Morgan Stanley	10,242,572
64,002	Northern Trust Corp. ^	4,354,056
68,305	State Street Corp.	5,027,931

		30,246,969

Chemicals (1.5%):
93,598	Dow Chemical Co. (The)	4,908,279
7,144	PPG Industries, Inc. ^	1,405,511

		6,313,790

Commercial Services & Supplies (1.0%):
96,401	Tyco International, Ltd.	4,296,593

Communications Equipment (0.8%):
136,472	Cisco Systems, Inc.	3,435,000

Consumer Finance (0.4%):
72,919	Synchrony Financial *	1,790,161

Diversified Financial Services (5.8%):
323,550	Citigroup, Inc.	16,766,360
42,899	CME Group, Inc. ^	3,429,990
109,517	Voya Financial, Inc.	4,282,115

		24,478,465

Diversified Telecommunication Services (1.7%):
62,539	France Telecom SA	936,794
197,700	Koninklijke (Royal) KPN NV *	631,042
584,255	Telecom Italia SpA	667,399
45,246	Telefonica SA	699,047
85,142	Verizon Communications, Inc.	4,256,249

		7,190,531

Electric Utilities (1.0%):
37,101	Edison International ^	2,074,688
69,009	FirstEnergy Corp. ^	2,316,632

		4,391,320

Electronic Equipment, Instruments & Components (1.2%):
254,436	Corning, Inc.	4,920,792

Energy Equipment & Services (1.8%):
84,244	Baker Hughes, Inc.	5,480,915
53,685	Ensco plc, Class A, ADR	2,217,727

		7,698,642

Food Products (2.8%):
86,406	Archer-Daniels-Midland Co. ^	4,415,347

Shares		Fair Value
Common Stocks, continued
Food Products, continued
133,107	Mondelez International, Inc., Class A	$4,560,911
65,944	Unilever NV, NYS	2,616,658

		11,592,916

Health Care Equipment & Supplies (0.7%):
50,839	Medtronic, Inc. ^	3,149,476

Health Care Providers & Services (3.1%):
33,677	CIGNA Corp.	3,054,167
50,751	UnitedHealth Group, Inc.	4,377,274
49,952	WellPoint, Inc. ^	5,975,258

		13,406,699

Hotels, Restaurants & Leisure (1.5%):
155,072	Carnival Corp.	6,229,242

Household Products (1.3%):
65,661	Procter & Gamble Co. (The)	5,498,452

Industrial Conglomerates (2.8%):
467,026	General Electric Co.	11,965,206

Insurance (3.2%):
47,326	Aon plc	4,149,070
119,743	Marsh & McLennan Cos., Inc.	6,267,349
72,497	Willis Group Holdings plc	3,001,376

		13,417,795

Internet Software & Services (1.7%):
129,958	eBay, Inc. *^	7,359,522

IT Services (1.1%):
105,876	Amdocs, Ltd.	4,857,591

Machinery (2.2%):
51,206	Caterpillar, Inc. ^	5,070,930
77,922	Ingersoll-Rand plc	4,391,684

		9,462,614

Media (6.0%):
117,771	Comcast Corp., Class A ^	6,333,724
90,685	Thomson Reuters Corp. ^	3,304,115
43,628	Time Warner Cable, Inc.	6,260,182
35,993	Time Warner, Inc.	2,707,034
86,311	Viacom, Inc., Class B	6,640,768

		25,245,823

Metals & Mining (0.8%):
103,156	Freeport-McMoRan Copper & Gold, Inc.	3,368,043

Multiline Retail (1.3%):
88,835	Target Corp. ^	5,568,178

Multi-Utilities (0.6%):
60,533	PG&E Corp.	2,726,406

Oil, Gas & Consumable Fuels (9.2%):
42,113	Anadarko Petroleum Corp.	4,271,943
48,364	Apache Corp.	4,539,929
139,830	Canadian Natural Resources, Ltd.	5,433,116
39,670	Exxon Mobil Corp.	3,730,964
48,743	Occidental Petroleum Corp.	4,686,638
267,093	Royal Dutch Shell plc, A Shares	10,185,948
99,043	Total SA ^	6,400,171

		39,248,709

Personal Products (1.3%):
456,075	Avon Products, Inc. ^	5,746,545

Pharmaceuticals (7.9%):
33,548	Bristol-Myers Squibb Co. ^	1,716,987
81,105	Eli Lilly & Co.	5,259,659
29,905	Hospira, Inc. *	1,555,957

Continued

AZL Invesco Growth and Income Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
107,331	Merck & Co., Inc.	$6,362,582
4,545	Novartis AG, ADR	427,821
62,830	Novartis AG, Registered Shares	5,918,449
97,677	Pfizer, Inc.	2,888,309
37,903	Sanofi-Aventis SA	4,275,516
96,973	Teva Pharmaceutical Industries, Ltd., ADR	5,212,299

		33,617,579

Road & Rail (0.9%):
113,186	CSX Corp.	3,628,743

Semiconductors & Semiconductor Equipment (4.2%):
335,758	Applied Materials, Inc.	7,255,730
95,305	Broadcom Corp., Class A	3,852,228
123,563	Intel Corp. ^	4,302,464
53,008	Texas Instruments, Inc. ^	2,527,952

		17,938,374

Software (4.9%):
94,360	Adobe Systems, Inc. *^	6,528,769
50,963	Citrix Systems, Inc. *	3,635,700
113,827	Microsoft Corp.	5,277,020
231,230	Symantec Corp.	5,436,217

		20,877,706

Specialty Retail (0.9%):
108,189	Abercrombie & Fitch Co., Class A ^	3,931,588

Technology Hardware, Storage & Peripherals (0.8%):
78,966	NetApp, Inc.	3,392,379

Wireless Telecommunication Services (0.9%):
112,119	Vodafone Group plc, ADR ^	3,687,594

Total Common Stocks (Cost $291,976,594)		413,924,780

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (12.7%):
$54,072,297	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	54,072,297

Total Securities Held as Collateral for Securities on Loan (Cost $54,072,297)		54,072,297

Unaffiliated Investment Company (2.2%):
9,435,180	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	9,435,180

Total Unaffiliated Investment Company (Cost $9,435,180)		9,435,180

Total Investment Securities (Cost $355,484,071)(c) - 112.1%		477,432,257
Net other assets (liabilities) - (12.1)%		(51,722,351)

Net Assets - 100.0%		$425,709,906

Percentages indicated are based on net assets as of September 30, 2014.

ADR -	American Depositary Receipt
NYS -	New York Shares

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2014. The total value of securities on loan as of September 30, 2014, was $52,426,636.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2014.
(b)	The rate represents the effective yield at September 30, 2014.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2014:

Country	Percentage
Canada	1.8%
France	2.4%
Guernsey	1.0%
Ireland (Republic of)	0.9%
Israel	1.1%
Italy	0.1%
Netherlands	0.7%
Panama	1.3%
Spain	0.1%
Switzerland	2.2%
United Kingdom	5.0%
United States	83.4%

100.0%

Continued

AZL Invesco Growth and Income Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Forward Currency Contracts

At September 30, 2014, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Bank of New York Mellon	10/31/14	3,275,867	$5,353,553	$5,308,355	$45,198
British Pound	State Street	10/31/14	3,286,479	5,369,630	5,325,551	44,079
Canadian Dollar	Bank of New York Mellon	10/31/14	3,696,828	3,357,319	3,298,724	58,595
Canadian Dollar	State Street	10/31/14	3,706,972	3,365,920	3,307,775	58,145
European Euro	Bank of New York Mellon	10/31/14	4,778,450	6,132,424	6,035,955	96,469
European Euro	State Street	10/31/14	4,787,029	6,146,162	6,046,791	99,371
Israeli Shekel	Bank of New York Mellon	10/31/14	6,958,871	1,901,663	1,890,344	11,319
Israeli Shekel	State Street	10/31/14	6,976,359	1,904,132	1,895,095	9,037
Swiss Franc	Bank of New York Mellon	10/31/14	2,232,668	2,374,527	2,339,814	34,713
Swiss Franc	State Street	10/31/14	2,252,301	2,394,325	2,360,389	33,936

				$38,299,655	$37,808,793	$490,862

See accompanying notes to the schedules of portfolio investments.

AZL Invesco International Equity Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (93.7%):
Air Freight & Logistics (1.1%):
189,679	Deutsche Post AG	$6,065,233

Auto Components (2.0%):
84,700	DENSO Corp.	3,908,725
29,654	Hyundai Mobis Co., Ltd.	7,227,196

		11,135,921

Automobiles (3.0%):
1,710,000	Great Wall Motor Co.	6,649,006
167,300	Toyota Motor Corp.	9,833,056

		16,482,062

Banks (6.5%):
1,831,136	Akbank T.A.S.	5,961,666
604,401	Banco Bradesco SA, ADR	8,612,714
8,324,000	Industrial & Commercial Bank of China	5,194,960
1,000,400	Kasikornbank Public Co., Ltd.	7,226,250
530,352	United Overseas Bank, Ltd.	9,295,232

		36,290,822

Beverages (3.5%):
78,916	Anheuser-Busch InBev NV	8,753,050
89,161	Carlsberg A/S, Class B	7,910,867
30,274	Fomento Economico Mexicano SAB de C.V., ADR	2,786,722

		19,450,639

Biotechnology (0.7%):
61,024	CSL, Ltd.	3,954,368

Capital Markets (3.4%):
924,367	Aberdeen Asset Management plc	5,968,037
124,385	Julius Baer Group, Ltd. ^	5,550,749
404,310	UBS AG, Registered Shares	7,016,295

		18,535,081

Chemicals (2.0%):
51,507	Agrium, Inc. ^	4,579,422
20,412	Syngenta AG, Registered Shares	6,480,247

		11,059,669

Commercial Services & Supplies (1.1%):
723,363	Brambles, Ltd.	6,011,045

Communications Equipment (1.1%):
492,470	Telefonaktiebolaget LM Ericsson, B Shares	6,218,242

Containers & Packaging (1.9%):
1,098,221	Amcor, Ltd.	10,900,071

Diversified Financial Services (4.3%):
1,944,000	BM&F Bovespa SA	8,919,763
122,709	Deutsche Boerse AG	8,283,523
192,191	INVESTOR AB - Shares	6,763,488

		23,966,774

Electrical Equipment (2.5%):
344,674	ABB, Ltd.	7,713,377
79,561	Schneider Electric SA	6,083,104

		13,796,481

Electronic Equipment, Instruments & Components (1.0%):
12,285	Keyence Corp.	5,345,052

Food Products (2.0%):
199,148	BRF-Brasil Foods SA	4,751,887
154,752	Unilever NV	6,150,638

		10,902,525

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies (1.4%):
461,087	Smith & Nephew plc	$7,743,771

Hotels Restaurants & Leisure (1.7%):
603,026	Compass Group plc	9,737,871

Hotels, Restaurants & Leisure (1.6%):
1,495,000	Galaxy Entertainment Group, Ltd.	8,645,005

Industrial Conglomerates (2.7%):
685,000	Hutchison Whampoa, Ltd.	8,279,330
826,841	Keppel Corp., Ltd.	6,798,791

		15,078,121

Insurance (1.0%):
11,941	Fairfax Financial Holdings, Ltd.	5,350,843

Internet Software & Services (1.9%):
48,465	Baidu, Inc., ADR *	10,576,517

IT Services (1.0%):
152,392	Amadeus IT Holding SA, A Shares	5,675,688

Life Sciences Tools & Services (0.0%):
160,422	Art Advanced Research Technologies, Inc. *(a)	—
165,100	Art Advanced Research Technologies, Inc. *(a)	—
50,591	Art Advanced Research Technologies, Inc. *(a)	—

		—

Machinery (2.3%):
34,300	Fanuc, Ltd.	6,194,907
300,100	Komatsu, Ltd.	6,947,292

		13,142,199

Media (11.7%):
926,183	British Sky Broadcasting Group plc	13,170,304
224,020	Grupo Televisa SA, ADR	7,589,797
514,202	Informa plc	4,074,062
103,901	ProSiebenSat.1 Media AG, Registered Shares	4,135,097
126,197	Publicis Groupe	8,652,817
1,011,700	Reed Elsevier plc	16,145,673
567,458	WPP plc	11,348,629

		65,116,379

Multiline Retail (0.9%):
47,395	Next plc	5,073,039

Multi-Utilities (0.8%):
891,460	Centrica plc	4,432,346

Oil, Gas & Consumable Fuels (7.4%):
158,931	Cenovus Energy, Inc.	4,276,291
1,723,000	CNOOC, Ltd.	2,965,726
365,300	EnCana Corp.	7,757,487
218,660	Royal Dutch Shell plc, B Shares	8,624,379
335,448	Suncor Energy, Inc.	12,141,194
89,111	Total SA ^	5,758,364

		41,523,441

Pharmaceuticals (8.4%):
72,803	Novartis AG, Registered Shares	6,857,884
141,256	Novo Nordisk A/S, B Shares	6,731,591
39,114	Roche Holding AG	11,584,164
114,518	Shire plc	9,896,258

Continued

AZL Invesco International Equity Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
229,902	Teva Pharmaceutical Industries, Ltd., ADR	$12,357,233

		47,427,130

Road & Rail (1.0%):
80,431	Canadian National Railway Co. ^	5,710,903

Semiconductors & Semiconductor Equipment (4.9%):
108,908	Avago Technologies, Ltd.	9,474,996
7,349	Samsung Electronics Co., Ltd.	8,228,310
480,976	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	9,706,096

		27,409,402

Software (3.6%):
251,886	CGI Group, Inc., Class A *	8,511,668
165,746	SAP AG	11,950,581

		20,462,249

Specialty Retail (1.0%):
1,087,632	Kingfisher plc	5,699,539

Textiles, Apparel & Luxury Goods (0.9%):
66,628	Adidas AG	4,983,068

Tobacco (3.4%):
219,757	British American Tobacco plc	12,350,413
202,400	Japan Tobacco, Inc.	6,589,067

		18,939,480

Total Common Stocks (Cost $390,137,123)		522,840,976

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (2.5%):
$14,057,216	Allianz Variable Insurance Products Securities Lending Collateral Trust (b)	14,057,216

Total Securities Held as Collateral for Securities on Loan (Cost $14,057,216)		14,057,216

Unaffiliated Investment Company (6.0%):
33,411,701	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (c)	33,411,701

Total Unaffiliated Investment Company (Cost $33,411,701)		33,411,701

Total Investment Securities (Cost $437,606,040)(d) - 102.2%		570,309,893
Net other assets (liabilities) - (2.2)%		(12,052,130)

Net Assets - 100.0%		$558,257,763

Percentages indicated are based on net assets as of September 30, 2014.

ADR -	American Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2014. The total value of securities on loan as of September 30, 2014, was $13,437,139.
(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2014. The total of all such securities represent 0.00% of the net assets of the fund.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2014.
(c)	The rate represents the effective yield at September 30, 2014.
(d)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2014:

Country	Percentage
Australia	3.7%
Belgium	1.5%
Brazil	3.9%
Canada	8.5%
Cayman Islands	1.9%
China	1.2%
Denmark	2.6%
France	3.6%
Germany	6.2%
Hong Kong	4.4%
Ireland (Republic of)	2.0%
Israel	2.2%
Japan	6.8%
Mexico	1.8%
Netherlands	1.1%
Republic of Korea (South)	2.7%
Singapore	4.5%
Spain	1.0%
Sweden	2.3%
Switzerland	8.5%
Taiwan	1.7%
Thailand	1.3%
Turkey	1.0%
United Kingdom	17.2%
United States	8.4%

100.0%

See accompanying notes to the schedules of portfolio investments.

AZL JPMorgan International Opportunities Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (96.0%):
Aerospace & Defense (1.3%):
80,418	European Aeronautic Defence & Space Co. NV	$5,047,226
54,554	Thales SA	2,904,528

		7,951,754

Air Freight & Logistics (1.2%):
394,700	Yamato Holdings Co., Ltd.	7,352,960

Airlines (1.0%):
229,400	Japan Airlines Co., Ltd.	6,278,968

Auto Components (1.9%):
26,792	Continental AG	5,093,578
60,406	Valeo SA	6,699,167

		11,792,745

Automobiles (2.2%):
105,211	Daimler AG, Registered Shares	8,068,632
77,940	Renault SA	5,625,018

		13,693,650

Banks (11.4%):
395,602	Australia & New Zealand Banking Group, Ltd.	10,687,478
164,299	BNP Paribas SA	10,863,520
345,012	Danske Bank A/S	9,351,438
1,610,967	HSBC Holdings plc	16,392,885
2,216,900	Mitsubishi UFJ Financial Group, Inc.	12,550,551
220,972	Sumitomo Mitsui Financial Group, Inc.	9,018,580

		68,864,452

Beverages (1.5%):
165,190	SABMiller plc	9,177,930

Building Products (2.3%):
88,398	Compagnie de Saint-Gobain SA	4,025,804
157,800	Daikin Industries, Ltd.	9,794,152

		13,819,956

Capital Markets (2.2%):
790,700	Nomura Holdings, Inc.	4,692,642
502,814	UBS AG, Registered Shares	8,725,709

		13,418,351

Chemicals (2.8%):
75,144	Air Liquide SA	9,134,737
51,136	Solvay SA	7,838,558

		16,973,295

Diversified Financial Services (2.5%):
511,162	ING Groep NV *	7,269,779
568,600	ORIX Corp.	7,853,611

		15,123,390

Diversified Telecommunication Services (2.1%):
1,942,560	Koninklijke (Royal) KPN NV *	6,200,491
111,500	Nippon Telegraph & Telephone Corp.	6,940,291

		13,140,782

Electrical Equipment (1.6%):
128,272	Schneider Electric SA	9,807,467

Electronic Equipment, Instruments & Components (2.3%):
947,000	Hitachi, Ltd.	7,208,378
16,000	Keyence Corp.	6,961,402

		14,169,780

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services (0.4%):
147,439	Petrofac, Ltd.	$2,464,156

Food & Staples Retailing (1.2%):
109,100	Seven & I Holdings Co., Ltd.	4,236,187
2,447,500	Sun Art Retail Group, Ltd. ^	2,768,519

		7,004,706

Food Products (2.9%):
240,665	Nestle SA, Registered Shares	17,656,404

Gas Utilities (1.0%):
966,000	Enn Energy Holdings, Ltd.	6,322,166

Health Care Equipment & Supplies (1.4%):
497,521	Smith & Nephew plc	8,355,666

Hotels, Restaurants & Leisure (3.0%):
182,316	InterContinental Hotels Group plc	7,028,926
754,800	Sands China, Ltd.	3,921,258
73,477	Sodexo, Inc.	7,170,792

		18,120,976

Household Durables (1.2%):
270,616	Electrolux AB, Series B	7,115,548

Insurance (4.8%):
206,915	Assicurazioni Generali SpA	4,342,320
311,217	AXA SA	7,663,422
504,839	Prudential plc	11,211,167
67,574	Swiss Re AG	5,382,460

		28,599,369

Machinery (0.8%):
398,600	DMG Mori Seiki Co., Ltd.	5,087,447

Media (2.8%):
222,800	Dentsu, Inc.	8,492,560
123,494	Publicis Groupe	8,467,484

		16,960,044

Metals & Mining (3.7%):
312,284	First Quantum Minerals, Ltd.	6,029,273
906,410	Norsk Hydro ASA	5,051,869
235,301	Rio Tinto plc	11,551,045

		22,632,187

Multi-Utilities (1.9%):
302,281	GDF Suez	7,559,345
239,995	Suez Environnement Co.	4,041,418

		11,600,763

Oil, Gas & Consumable Fuels (6.0%):
589,903	BG Group plc	10,849,454
522,640	Royal Dutch Shell plc, A Shares	19,946,158
207,608	Statoil ASA	5,650,636

		36,446,248

Paper & Forest Products (1.0%):
418,943	Stora Enso OYJ, R Shares ^	3,467,696
179,196	UPM-Kymmene OYJ	2,541,744

		6,009,440

Pharmaceuticals (10.8%):
149,051	AstraZeneca plc	10,677,007
88,409	Bayer AG	12,380,479
194,004	Novartis AG, Registered Shares	18,274,755
72,608	Novo Nordisk A/S, B Shares	3,460,153
66,028	Roche Holding AG	19,555,124

		64,347,518

Continued

AZL JPMorgan International Opportunities Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development (3.8%):
2,438,000	China Overseas Land & Investment, Ltd.	$6,245,812
406,000	Daiwa House Industry Co., Ltd.	7,292,487
282,000	Mitsui Fudosan Co., Ltd. (a)	8,648,863

		22,187,162

Semiconductors & Semiconductor Equipment (2.3%):
79,965	ASML Holding NV	7,935,667
4,804	Samsung Electronics Co., Ltd.	5,378,800

		13,314,467

Software (1.6%):
133,676	SAP AG ^	9,638,277

Specialty Retail (0.9%):
1,062,644	Kingfisher plc	5,568,594

Textiles, Apparel & Luxury Goods (1.4%):
102,369	Compagnie Financiere Richemont SA, Registered Shares	8,390,660

Tobacco (3.3%):
199,458	British American Tobacco plc	11,209,603
251,800	Japan Tobacco, Inc.	8,197,269

		19,406,872

Trading Companies & Distributors (1.6%):
179,540	Wolseley plc	9,431,081

Wireless Telecommunication Services (1.9%):
3,483,301	Vodafone Group plc	11,480,350

Total Common Stocks (Cost $528,726,779)		579,705,581

Preferred Stock (1.3%):
Household Products (1.3%):
78,005	Henkel AG & Co. KGaA, Preferred Shares	7,788,438

Total Preferred Stock (Cost $5,646,367)		7,788,438

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (1.1%):
$ 6,745,280	Allianz Variable Insurance Products Securities Lending Collateral Trust (b)	6,745,280

Total Securities Held as Collateral for Securities on Loan (Cost $6,745,280)		6,745,280

Unaffiliated Investment Company (2.5%):
15,287,101	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (c)	15,287,101

Total Unaffiliated Investment Company (Cost $15,287,101)		15,287,101

Total Investment Securities (Cost $556,405,527)(d) - 100.9%		609,526,400
Net other assets (liabilities) - (0.9)%		(5,438,565)

Net Assets - 100.0%		$604,087,835

Percentages indicated are based on net assets as of September 30, 2014.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2014. The total value of securities on loan as of September 30, 2014, was $6,467,026.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2014.
(c)	The rate represents the effective yield at September 30, 2014.
(d)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2014:

Country	Percentage
Australia	1.8%
Belgium	1.3%
Canada	1.0%
China	1.5%
Denmark	2.1%
Finland	1.0%
France	13.7%
Germany	7.1%
Hong Kong	1.7%
Italy	0.7%
Japan	19.7%
Jersey	1.5%
Netherlands	4.3%
Norway	1.8%
Republic of Korea (South)	0.9%
Sweden	1.2%
Switzerland	12.8%
United Kingdom	22.2%
United States	3.7%

100.0%

Continued

AZL JPMorgan International Opportunities Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Futures Contracts

Cash of $597,000 has been segregated to cover margin requirements for the following open contracts as of September 30, 2014:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
FTSE 100 Index December Futures (British Pounds)	Long	12/19/14	35	$3,747,407	$(85,365)
DJ EURO STOXX 50 December Futures (Euro)	Long	12/19/14	88	3,581,880	20,530
Tokyo Price Index December Futures (Japanese Yen)	Long	12/11/14	21	2,540,261	54,532

Total					$(10,303)

Forward Currency Contracts

At September 30, 2014, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	State Street	12/11/14	1,034,671	$1,695,720	$1,676,020	$19,700
British Pound	Westpac Banking Corp.	12/11/14	1,032,977	1,667,762	1,673,276	(5,514)
Canadian Dollar	Royal Bank of Canada	12/11/14	5,667,221	5,148,911	5,052,252	96,659
Danish Krone	Toronto Dominion Bank	12/11/14	21,334,065	3,696,506	3,622,091	74,415
European Euro	Barclays Bank	12/11/14	13,235,023	17,072,969	16,723,051	349,918
Hong Kong Dollar	Credit Suisse First Boston	12/11/14	30,959,050	3,995,220	3,986,753	8,467
Japanese Yen	Royal Bank of Canada	12/11/14	190,427,757	1,834,209	1,737,705	96,504
Norwegian Krone	Toronto Dominion Bank	12/11/14	30,475,011	4,791,947	4,732,982	58,965
Swiss Franc	State Street	12/11/14	3,558,363	3,810,863	3,731,090	79,773
Swiss Franc	Toronto Dominion Bank	12/11/14	15,926,378	17,042,673	16,699,464	343,209

				$60,756,780	$59,634,684	$1,122,096

Long Contracts:
Australian Dollar	Toronto Dominion Bank	12/11/14	42,263,541	$38,975,860	$36,804,588	$(2,171,272)
British Pound	Royal Bank of Canada	12/11/14	2,130,245	3,430,984	3,450,695	19,711
British Pound	State Street	12/11/14	1,529,031	2,490,852	2,476,814	(14,038)
Danish Krone	Australia and New Zealand Banking Group	12/11/14	8,003,579	1,386,964	1,358,845	(28,119)
Danish Krone	Citibank	12/11/14	10,406,245	1,797,739	1,766,769	(30,970)
European Euro	Credit Lyonnais	12/11/14	988,893	1,273,271	1,249,511	(23,760)
Japanese Yen	Societe Generale	12/11/14	360,134,365	3,376,974	3,286,324	(90,650)
Japanese Yen	Westpac Banking Corp.	12/11/14	46,842,205	441,473	427,448	(14,025)
Singapore Dollar	Royal Bank of Canada	12/11/14	12,439,280	9,867,957	9,753,085	(114,872)
Swedish Krona	Credit Suisse First Boston	12/11/14	89,661,057	12,616,096	12,427,166	(188,930)

				$75,658,170	$73,001,245	$(2,656,925)

See accompanying notes to the schedules of portfolio investments.

AZL JPMorgan International Opportunities Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

At September 30, 2014, the Fund’s open forward cross currency contracts were as follows:

Purchase/Sale	Counterparty	Amount Purchased	Amount Sold	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
European Euro/British Pound	Citibank	1,432,538 EUR	1,122,124 GBP	$1,831,989	$1,824,383	$(7,606)

				$1,831,989	$1,824,383	$(7,606)

See accompanying notes to the schedules of portfolio investments.

AZL JPMorgan U.S. Equity Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (99.5%):
Aerospace & Defense (3.6%):
113,705	Honeywell International, Inc. ^	$10,588,209
5,073	L-3 Communications Holdings, Inc.	603,281
64,016	United Technologies Corp.	6,760,090

		17,951,580

Airlines (1.3%):
72,490	Delta Air Lines, Inc.	2,620,514
85,303	United Continental Holdings, Inc. *^	3,991,327

		6,611,841

Automobiles (2.0%):
319,463	General Motors Co.	10,203,648

Banks (5.2%):
577,160	Bank of America Corp.	9,840,578
37,801	BB&T Corp.	1,406,575
289,698	Wells Fargo & Co.	15,026,635

		26,273,788

Beverages (1.4%):
106,281	Coca-Cola Co. (The)	4,533,947
19,380	Constellation Brands, Inc., Class A *	1,689,161
10,009	Dr Pepper Snapple Group, Inc.	643,679

		6,866,787

Biotechnology (3.4%):
7,275	Alexion Pharmaceuticals, Inc. *	1,206,341
19,755	Biogen Idec, Inc. *	6,535,151
51,848	Celgene Corp. *	4,914,153
37,550	Vertex Pharmaceuticals, Inc. *	4,217,241

		16,872,886

Building Products (0.8%):
66,533	Fortune Brands Home & Security, Inc. ^	2,735,172
55,510	Masco Corp. ^	1,327,799

		4,062,971

Capital Markets (4.8%):
6,366	Affiliated Managers Group, Inc. *	1,275,492
19,605	Ameriprise Financial, Inc.	2,418,865
8,725	BlackRock, Inc., Class A	2,864,592
35,510	Charles Schwab Corp. (The)	1,043,639
21,064	Goldman Sachs Group, Inc. (The)	3,866,718
83,758	Invesco, Ltd.	3,306,766
194,280	Morgan Stanley	6,716,259
26,478	State Street Corp.	1,949,046
15,211	TD Ameritrade Holding Corp.	507,591

		23,948,968

Chemicals (1.6%):
21,333	Axiall Corp. ^	763,935
68,498	Dow Chemical Co. (The)	3,592,035
12,225	Methanex Corp.	816,630
56,807	Mosaic Co. (The)	2,522,799

		7,695,399

Communications Equipment (1.9%):
104,884	Cisco Systems, Inc.	2,639,930
94,706	QUALCOMM, Inc.	7,081,168

		9,721,098

Construction & Engineering (0.8%):
62,492	Fluor Corp.	4,173,841

Diversified Financial Services (2.6%):
162,287	Citigroup, Inc.	8,409,712
8,075	CME Group, Inc. ^	645,637

Shares		Fair Value
Common Stocks, continued
Diversified Financial Services, continued
19,642	IntercontinentalExchange Group, Inc.	$3,831,172

		12,886,521

Diversified Telecommunication Services (1.2%):
117,477	Verizon Communications, Inc.	5,872,675

Electric Utilities (1.1%):
8,939	Edison International	499,869
9,746	Entergy Corp.	753,658
55,115	Exelon Corp. ^	1,878,870
23,455	NextEra Energy, Inc. ^	2,201,956

		5,334,353

Electrical Equipment (0.9%):
32,523	Eaton Corp. plc	2,060,983
39,322	Emerson Electric Co.	2,460,771

		4,521,754

Energy Equipment & Services (3.3%):
6,347	Ensco plc, Class A, ADR ^	262,195
24,111	Halliburton Co.	1,555,401
144,635	Schlumberger, Ltd.	14,707,932

		16,525,528

Food & Staples Retailing (1.5%):
12,300	Costco Wholesale Corp.	1,541,436
73,913	CVS Caremark Corp.	5,882,736

		7,424,172

Food Products (0.8%):
29,238	General Mills, Inc. ^	1,475,057
67,211	Mondelez International, Inc., Class A	2,302,985

		3,778,042

Health Care Equipment & Supplies (1.8%):
42,252	Abbott Laboratories	1,757,261
337,601	Boston Scientific Corp. *	3,987,067
40,393	Stryker Corp.	3,261,735

		9,006,063

Health Care Providers & Services (3.6%):
33,238	Humana, Inc.	4,330,579
9,014	McKesson, Inc.	1,754,755
136,652	UnitedHealth Group, Inc.	11,786,235

		17,871,569

Hotels, Restaurants & Leisure (0.9%):
11,098	Royal Caribbean Cruises, Ltd.	746,784
25,014	Starbucks Corp.	1,887,556
30,985	Yum! Brands, Inc.	2,230,301

		4,864,641

Household Durables (1.2%):
36,149	D.R. Horton, Inc. ^	741,777
39,759	Harman International Industries, Inc.	3,897,973
43,773	PulteGroup, Inc. ^	773,031
13,615	Toll Brothers, Inc. *	424,243

		5,837,024

Household Products (1.9%):
37,978	Colgate-Palmolive Co.	2,476,925
84,053	Procter & Gamble Co. (The)	7,038,598

		9,515,523

Industrial Conglomerates (0.3%):
16,826	Danaher Corp.	1,278,439

Insurance (4.8%):
102,625	ACE, Ltd.	10,762,284
9,727	Axis Capital Holdings, Ltd.	460,379

Continued

AZL JPMorgan U.S. Equity Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
29,764	Hartford Financial Services Group, Inc. (The)	$1,108,709
153,213	Marsh & McLennan Cos., Inc.	8,019,168
53,594	MetLife, Inc.	2,879,070
14,291	Prudential Financial, Inc.	1,256,751
9,900	Willis Group Holdings plc	409,860

		24,896,221

Internet & Catalog Retail (0.6%):
2,610	Priceline.com, Inc. *	3,023,894

Internet Software & Services (4.9%):
63,931	Facebook, Inc., Class A *	5,053,106
19,006	Google, Inc., Class C *	10,973,304
13,015	Google, Inc., Class A *	7,658,156
14,898	Twitter, Inc. *	768,439

		24,453,005

IT Services (3.1%):
72,028	Accenture plc, Class A	5,857,317
7,278	Alliance Data Systems Corp. *^	1,806,909
29,389	Cognizant Technology Solutions Corp., Class A *	1,315,746
33,698	Fidelity National Information Services, Inc.	1,897,197
23,605	Visa, Inc., Class A	5,036,599

		15,913,768

Machinery (1.6%):
16,458	Flowserve Corp.	1,160,618
27,379	Ingersoll-Rand plc	1,543,080
63,277	PACCAR, Inc.	3,598,880
7,155	Pentair plc	468,581
4,723	SPX Corp.	443,631
8,284	Stanley Black & Decker, Inc.	735,536

		7,950,326

Media (5.1%):
25,031	Charter Communications, Inc., Class A *	3,788,942
91,628	Comcast Corp., Class A ^	4,927,754
28,750	DISH Network Corp., Class A *	1,856,675
140,376	Time Warner, Inc.	10,557,679
32,913	Twenty-First Century Fox, Inc., Class B ^	1,096,332
95,206	Twenty-First Century Fox, Inc. ^	3,264,614

		25,491,996

Metals & Mining (2.2%):
316,848	Alcoa, Inc. ^	5,098,084
105,565	Freeport-McMoRan Copper & Gold, Inc.	3,446,697
66,811	United States Steel Corp. ^	2,616,987

		11,161,768

Multi-Utilities (0.3%):
20,112	CenterPoint Energy, Inc.	492,141
16,319	Dominion Resources, Inc.	1,127,479

		1,619,620

Oil, Gas & Consumable Fuels (5.9%):
16,131	Anadarko Petroleum Corp.	1,636,329
5,500	Apache Corp.	516,285
56,901	Chevron Corp.	6,789,427
14,630	EOG Resources, Inc.	1,448,663
9,325	EQT Corp.	853,611
52,669	Exxon Mobil Corp.	4,953,519
46,139	Marathon Oil Corp. ^	1,734,365
91,235	Occidental Petroleum Corp.	8,772,245

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
29,933	Phillips 66	$2,433,852
14,382	Valero Energy Corp.	665,455

		29,803,751

Pharmaceuticals (6.3%):
4,451	Actavis, Inc. plc *	1,073,937
3,868	Allergan, Inc.	689,239
99,452	Bristol-Myers Squibb Co. ^	5,089,953
160,808	Johnson & Johnson Co.	17,140,526
106,137	Merck & Co., Inc.	6,291,802
5,521	Perrigo Co. plc	829,199

		31,114,656

Road & Rail (0.7%):
76,241	CSX Corp.	2,444,286
8,056	Union Pacific Corp.	873,432

		3,317,718

Semiconductors & Semiconductor Equipment (4.4%):
89,706	Avago Technologies, Ltd.	7,804,422
66,818	Broadcom Corp., Class A	2,700,784
47,020	Freescale Semiconductor Holdings I, Ltd. *	918,301
64,691	KLA-Tencor Corp. ^	5,096,357
66,559	Lam Research Corp. ^	4,971,957
25,208	Teradyne, Inc. ^	488,783

		21,980,604

Software (4.1%):
56,128	Adobe Systems, Inc. *	3,883,496
20,619	Citrix Systems, Inc. *	1,470,959
241,625	Microsoft Corp.	11,201,736
109,648	Oracle Corp.	4,197,325

		20,753,516

Specialty Retail (2.5%):
45,483	Home Depot, Inc. (The) ^	4,172,610
106,437	Lowe’s Cos., Inc.	5,632,646
45,651	TJX Cos., Inc. (The)	2,701,170

		12,506,426

Technology Hardware, Storage & Peripherals (3.8%):
178,885	Apple, Inc.	18,022,664
27,867	Hewlett-Packard Co.	988,442

		19,011,106

Textiles, Apparel & Luxury Goods (0.6%):
41,083	Lululemon Athletica, Inc. *^	1,725,897
4,526	Ralph Lauren Corp.	745,568
10,159	V.F. Corp.	670,799

		3,142,264

Tobacco (0.7%):
44,524	Philip Morris International, Inc. ^	3,713,302

Total Common Stocks (Cost $392,816,586)		498,953,052

Continued

AZL JPMorgan U.S. Equity Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (9.3%):
$46,623,611	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	$46,623,611

Total Securities Held as Collateral for Securities on Loan (Cost $46,623,611)		46,623,611

Unaffiliated Investment Company (0.7%):
3,331,867	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	3,331,867

Total Unaffiliated Investment Company (Cost $3,331,867)		3,331,867

Total Investment Securities (Cost $442,772,064)(c) - 109.5%		548,908,530
Net other assets (liabilities) - (9.5)%		(47,470,817)

Net Assets - 100.0%		$501,437,713

Percentages indicated are based on net assets as of September 30, 2014.

ADR - American Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2014. The total value of securities on loan as of September 30, 2014, was $45,294,771.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2014.
(b)	The rate represents the effective yield at September 30, 2014.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

See accompanying notes to the schedules of portfolio investments.

AZL MFS Investors Trust Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (99.5%):
Aerospace & Defense (4.9%):
64,561	Honeywell International, Inc.	$6,011,920
21,803	Precision Castparts Corp.	5,164,695
63,710	United Technologies Corp.	6,727,776

		17,904,391

Air Freight & Logistics (0.8%):
29,461	United Parcel Service, Inc., Class B ^	2,895,722

Auto Components (0.4%):
25,370	Delphi Automotive plc	1,556,196

Banks (6.6%):
290,786	Bank of America Corp.	4,957,901
185,275	JPMorgan Chase & Co.	11,160,966
150,950	Wells Fargo & Co.	7,829,777

		23,948,644

Beverages (1.9%):
94,752	Diageo plc	2,739,239
36,315	Pernod Ricard SA	4,104,046

		6,843,285

Capital Markets (5.5%):
18,441	BlackRock, Inc., Class A	6,054,549
24,625	Franklin Resources, Inc. ^	1,344,771
40,443	Goldman Sachs Group, Inc. (The)	7,424,122
93,305	Morgan Stanley	3,225,554
30,658	State Street Corp.	2,256,735

		20,305,731

Chemicals (3.9%):
18,807	FMC Corp. ^	1,075,572
15,080	Linde AG	2,897,431
24,121	Praxair, Inc. ^	3,111,609
17,013	Sherwin Williams Co. ^	3,725,677
39,485	W.R. Grace & Co. *	3,590,766

		14,401,055

Construction & Engineering (0.7%):
39,441	Fluor Corp. ^	2,634,264

Consumer Finance (1.8%):
73,829	American Express Co.	6,462,991

Containers & Packaging (1.0%):
80,010	Crown Holdings, Inc. *	3,562,045

Diversified Financial Services (0.9%):
79,034	NASDAQ OMX Group, Inc. (The)	3,352,622

Electric Utilities (0.7%):
47,756	American Electric Power Co., Inc.	2,493,341

Energy Equipment & Services (3.5%):
61,504	Cameron International Corp. *^	4,082,636
40,101	National-Oilwell Varco, Inc. ^	3,051,686
57,350	Schlumberger, Ltd.	5,831,922

		12,966,244

Food Products (2.6%):
59,451	Danone SA	3,968,475
28,626	General Mills, Inc. ^	1,444,182
120,665	Mondelez International, Inc., Class A	4,134,586

		9,547,243

Health Care Equipment & Supplies (3.4%):
79,337	Abbott Laboratories	3,299,626
46,259	Covidien plc	4,001,866
35,993	St. Jude Medical, Inc.	2,164,259

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
37,939	Stryker Corp.	$3,063,574

		12,529,325

Health Care Providers & Services (0.8%):
14,733	McKesson, Inc.	2,868,073

Hotels, Restaurants & Leisure (1.2%):
45,079	McDonald’s Corp.	4,273,940

Household Durables (0.8%):
84,798	Newell Rubbermaid, Inc. ^	2,917,899

Household Products (2.9%):
46,423	Colgate-Palmolive Co.	3,027,708
89,297	Procter & Gamble Co. (The)	7,477,731

		10,505,439

Industrial Conglomerates (2.6%):
127,686	Danaher Corp.	9,701,582

Insurance (0.8%):
28,931	ACE, Ltd.	3,033,994

Internet Software & Services (3.2%):
9,254	Google, Inc., Class C *	5,342,889
10,897	Google, Inc., Class A *	6,411,904

		11,754,793

IT Services (7.7%):
67,055	Accenture plc, Class A	5,452,913
111,903	Cognizant Technology Solutions Corp., Class A *	5,009,897
86,437	Fidelity National Information Services, Inc.	4,866,403
68,651	MasterCard, Inc., Class A	5,074,682
37,947	Visa, Inc., Class A	8,096,752

		28,500,647

Life Sciences Tools & Services (1.7%):
52,421	Thermo Fisher Scientific, Inc.	6,379,636

Media (6.9%):
115,690	Comcast Corp., Class A	6,221,808
79,771	Time Warner, Inc.	5,999,577
127,835	Twenty-First Century Fox, Inc. ^	4,383,462
92,319	Walt Disney Co. (The)	8,219,161

		24,824,008

Multiline Retail (2.0%):
63,365	Kohl’s Corp. ^	3,867,166
57,860	Target Corp. ^	3,626,665

		7,493,831

Multi-Utilities (0.9%):
113,456	CMS Energy Corp.	3,365,105

Oil, Gas & Consumable Fuels (3.6%):
50,642	EOG Resources, Inc.	5,014,571
68,243	Noble Energy, Inc. ^	4,665,091
37,292	Occidental Petroleum Corp.	3,585,626

		13,265,288

Pharmaceuticals (7.3%):
60,471	Bristol-Myers Squibb Co.	3,094,906
46,304	Endo International plc *	3,164,415
77,960	Johnson & Johnson Co.	8,309,757
228,206	Pfizer, Inc.	6,748,051
41,018	Valeant Pharmaceuticals International, Inc. *	5,381,561

		26,698,690

Continued

AZL MFS Investors Trust Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Investment Trusts (REITs) (1.8%):
69,785	American Tower Corp.	$6,533,970

Road & Rail (1.4%):
74,829	Canadian National Railway Co.	5,309,866

Semiconductors & Semiconductor Equipment (2.8%):
120,474	Altera Corp. ^	4,310,560
126,696	Microchip Technology, Inc.	5,983,852

		10,294,412

Software (1.8%):
41,763	Citrix Systems, Inc. *	2,979,372
94,953	Oracle Corp.	3,634,801

		6,614,173

Specialty Retail (2.8%):
66,518	Bed Bath & Beyond, Inc. *^	4,378,881
41,826	L Brands, Inc.	2,801,505
42,087	Ross Stores, Inc.	3,180,935

		10,361,321

Technology Hardware, Storage & Peripherals (4.3%):
39,770	Apple, Inc.	4,006,828
283,407	EMC Corp.	8,292,488
97,432	Hewlett-Packard Co.	3,455,913

		15,755,229

Textiles, Apparel & Luxury Goods (2.5%):
19,287	LVMH Moet Hennessy Louis Vuitton SA	3,126,061
29,024	Nike, Inc., Class B	2,588,941
49,954	V.F. Corp. ^	3,298,462

		9,013,464

Trading Companies & Distributors (1.1%):
16,192	W.W. Grainger, Inc. ^	4,074,717

Total Common Stocks (Cost $244,159,887)		364,943,176

Preferred Stock (0.3%):
Electric Utilities (0.3%):
20,030	Exelon Corp., Preferred Shares ^	1,017,524

Total Preferred Stock (Cost $1,013,350)		1,017,524

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (7.3%):
$26,873,064	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	26,873,064

Total Securities Held as Collateral for Securities on Loan (Cost $26,873,064)		26,873,064

Unaffiliated Investment Company (0.2%):
781,767	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	781,767

Total Unaffiliated Investment Company (Cost $781,767)		781,767

Total Investment Securities (Cost $272,828,068)(c) - 107.3%		393,615,531

Contracts, Shares, Notional Amount or Principal Amount	Fair Value
Net other assets (liabilities) - (7.3)%	(26,834,934)

Net Assets - 100.0%	$366,780,597

Percentages indicated are based on net assets as of September 30, 2014.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2014. The total value of securities on loan as of September 30, 2014, was $26,115,012.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2014.
(b)	The rate represents the effective yield at September 30, 2014.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2014:

Country	Percentage
Canada	2.7%
France	2.8%
Germany	0.7%
Ireland (Republic of)	3.2%
Netherlands	1.5%
Switzerland	0.8%
United Kingdom	1.1%
United States	87.2%

100.0%

See accompanying notes to the schedules of portfolio investments.

AZL MFS Mid Cap Value Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (99.3%):
Aerospace & Defense (1.1%):
12,528	Mtu Aero Engines AG	$1,067,911
19,903	Triumph Group, Inc. ^	1,294,690

		2,362,601

Airlines (1.6%):
24,560	Alaska Air Group, Inc.	1,069,342
40,650	Delta Air Lines, Inc.	1,469,497
21,264	United Continental Holdings, Inc. *	994,943

		3,533,782

Auto Components (1.7%):
56,810	Allison Transmission Holdings, Inc.	1,618,517
25,453	Delphi Automotive plc	1,561,287
9,464	TRW Automotive Holdings Corp. *	958,230

		4,138,034

Banks (7.1%):
59,701	BB&T Corp.	2,221,475
30,765	Comerica, Inc.	1,533,943
80,661	Fifth Third Bancorp	1,614,833
201,865	Huntington Bancshares, Inc.	1,964,146
134,960	KeyCorp	1,799,017
10,528	M&T Bank Corp.	1,297,997
51,416	PrivateBancorp, Inc.	1,537,853
107,442	Regions Financial Corp.	1,078,718
34,080	SunTrust Banks, Inc.	1,296,062
124,136	TCF Financial Corp.	1,927,832

		16,271,876

Beverages (1.7%):
31,015	Coca-Cola Enterprises, Inc.	1,375,825
33,055	Molson Coors Brewing Co., Class B	2,460,615

		3,836,440

Building Products (1.2%):
20,348	Armstrong World Industries, Inc. *	1,139,488
35,713	Fortune Brands Home & Security, Inc. ^	1,468,161

		2,607,649

Capital Markets (1.7%):
7,197	Affiliated Managers Group, Inc. *	1,441,991
14,913	State Street Corp.	1,097,746
37,203	TD Ameritrade Holding Corp.	1,241,464

		3,781,201

Chemicals (4.7%):
22,940	Akzo Nobel NV	1,562,591
24,981	Albemarle Corp.	1,471,381
27,863	Celanese Corp., Series A	1,630,543
22,651	FMC Corp.	1,295,411
16,158	Rockwood Holdings, Inc.	1,235,279
23,653	Sensient Technologies Corp.	1,238,235
28,733	Valspar Corp. (The)	2,269,619

		10,703,059

Commercial Services & Supplies (0.8%):
41,427	Tyco International, Ltd.	1,846,401

Consumer Finance (1.1%):
37,660	Discover Financial Services	2,424,927

Containers & Packaging (2.5%):
55,450	Crown Holdings, Inc. *	2,468,634
24,682	Greif, Inc., Class A	1,081,318
47,451	Owens-Illinois, Inc. *	1,236,099

Shares		Fair Value
Common Stocks, continued
Containers & Packaging, continued
19,463	Silgan Holdings, Inc.	$914,761

		5,700,812

Diversified Financial Services (1.1%):
60,251	NASDAQ OMX Group, Inc. (The) ^	2,555,847

Diversified Telecommunication Services (1.5%):
284,482	Colt Group SA *	615,816
235,514	Frontier Communications Corp.	1,533,196
119,509	Windstream Holdings, Inc. ^	1,288,307

		3,437,319

Electric Utilities (2.3%):
49,597	Great Plains Energy, Inc.	1,198,759
44,779	Northeast Utilities	1,983,710
35,983	Pinnacle West Capital Corp.	1,966,111

		5,148,580

Electrical Equipment (1.4%):
25,573	Eaton Corp. plc	1,620,561
67,690	GrafTech International, Ltd. *^	310,020
18,160	Regal-Beloit Corp.	1,166,780

		3,097,361

Electronic Equipment, Instruments & Components (0.7%):
59,860	Ingram Micro, Inc., Class A *	1,544,987

Energy Equipment & Services (2.0%):
26,781	Cameron International Corp. *	1,777,723
26,006	Ensco plc, Class A, ADR ^	1,074,308
118,630	Pacific Drilling SA *	981,070
17,701	Tidewater, Inc. ^	690,870

		4,523,971

Food & Staples Retailing (0.5%):
16,073	Empire Co., Ltd., A	1,117,991

Food Products (4.6%):
20,861	Bunge, Ltd.	1,757,122
82,079	Flowers Foods, Inc. ^	1,506,970
25,047	Ingredion, Inc.	1,898,312
20,171	J.M. Smucker Co. (The)	1,996,727
36,670	Pinnacle Foods, Inc.	1,197,276
223,207	Rite AID Corp. *	1,080,322
34,840	Snyders-Lance, Inc. ^	923,260

		10,359,989

Gas Utilities (0.5%):
24,167	AGL Resources, Inc.	1,240,734

Health Care Equipment & Supplies (3.1%):
36,590	CareFusion Corp. *	1,655,697
7,282	Cooper Cos., Inc. (The)	1,134,172
29,329	DENTSPLY International, Inc.	1,337,402
20,689	St. Jude Medical, Inc.	1,244,030
14,646	Teleflex, Inc. ^	1,538,416

		6,909,717

Health Care Providers & Services (2.3%):
27,241	AmerisourceBergen Corp.	2,105,728
29,601	Quest Diagnostics, Inc. ^	1,796,189
13,037	Universal Health Services, Inc., Class B	1,362,367

		5,264,284

Hotels, Restaurants & Leisure (0.5%):
6,458	Wynn Resorts, Ltd. ^	1,208,163

Household Durables (1.3%):
86,646	Newell Rubbermaid, Inc.	2,981,489

Continued

AZL MFS Mid Cap Value Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Independent Power and Renewable Electricity Producers (1.6%):
113,477	AES Corp. (The)	$1,609,104
63,797	NRG Energy, Inc.	1,944,532

		3,553,636

Insurance (7.9%):
40,058	Allied World Assurance Co. Holdings AG	1,475,737
39,500	Arthur J. Gallagher & Co.	1,791,720
11,684	Everest Re Group, Ltd.	1,892,925
40,930	Genworth Financial, Inc., Class A *	536,183
16,102	Hanover Insurance Group, Inc. (The)	988,985
31,538	Hartford Financial Services Group, Inc. (The)	1,174,791
32,585	HCC Insurance Holdings, Inc.	1,573,530
38,841	Lincoln National Corp.	2,081,101
73,430	Symetra Financial Corp.	1,713,122
71,522	Third Point Reinsurance, Ltd. *	1,040,645
60,996	UnumProvident Corp.	2,097,042
40,967	Validus Holdings, Ltd.	1,603,448

		17,969,229

IT Services (1.5%):
30,690	Fidelity National Information Services, Inc.	1,727,847
90,483	Sabre Corp. ^	1,621,003

		3,348,850

Leisure Products (0.6%):
46,553	Mattel, Inc.	1,426,849

Life Sciences Tools & Services (1.8%):
28,217	Agilent Technologies, Inc.	1,607,805
54,616	PerkinElmer, Inc.	2,381,257

		3,989,062

Machinery (3.8%):
9,641	Cummins, Inc.	1,272,419
17,413	Joy Global, Inc. ^	949,705
26,528	Kennametal, Inc.	1,095,872
25,562	Pentair plc	1,674,055
14,703	SPX Corp.	1,381,053
25,833	Stanley Black & Decker, Inc.	2,293,712

		8,666,816

Media (2.3%):
18,938	AMC Networks, Inc., Class A *^	1,106,358
45,297	Cinemark Holdings, Inc.	1,541,910
85,506	Interpublic Group of Cos., Inc. (The)	1,566,470
39,951	Quebecor, Inc., B	1,003,948

		5,218,686

Metals & Mining (0.5%):
29,350	United States Steel Corp. ^	1,149,640

Multiline Retail (1.3%):
35,479	Burlington Stores, Inc. *^	1,414,193
25,345	Kohl’s Corp.	1,546,805

		2,960,998

Multi-Utilities (3.3%):
64,597	CMS Energy Corp.	1,915,947
19,272	DTE Energy Co.	1,466,214
30,738	NiSource, Inc.	1,259,643
18,697	NorthWestern Corp.	848,096
52,289	Public Service Enterprise Group, Inc.	1,947,242

		7,437,142

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels (6.4%):
8,381	Cimarex Energy Co.	$1,060,448
78,736	Cobalt International Energy, Inc. *	1,070,810
35,833	CONSOL Energy, Inc.	1,356,637
23,091	Energen Corp.	1,668,094
15,038	EQT Corp.	1,376,579
30,516	HollyFrontier Corp.	1,332,939
22,481	Noble Energy, Inc.	1,536,801
21,388	PDC Energy, Inc. *	1,075,603
52,164	Peabody Energy Corp. ^	645,790
29,310	QEP Midstream Partners LP	694,354
16,102	SM Energy Co. ^	1,255,956
41,065	Spectra Energy Corp.	1,612,212

		14,686,223

Pharmaceuticals (1.8%):
27,314	Endo International plc *	1,866,639
21,726	Hospira, Inc. *	1,130,404
43,045	Impax Laboratories, Inc. *	1,020,597

		4,017,640

Professional Services (0.6%):
19,154	Equifax, Inc.	1,431,570

Real Estate Investment Trusts (REITs) (4.6%):
74,808	Annaly Capital Management, Inc.	798,949
62,068	Corporate Office Properties Trust	1,596,389
73,668	DDR Corp.	1,232,466
30,201	EPR Properties ^	1,530,587
22,596	Equity Lifestyle Properties, Inc.	957,167
112,705	Medical Properties Trust, Inc.	1,381,763
21,657	Mid-America Apartment Communities, Inc.	1,421,782
36,820	Plum Creek Timber Co., Inc.	1,436,348

		10,355,451

Real Estate Management & Development (0.6%):
36,596	Realogy Holdings Corp. *	1,361,371

Road & Rail (0.5%):
49,682	Swift Transportation Co. *^	1,042,328

Semiconductors & Semiconductor Equipment (2.6%):
43,151	Altera Corp.	1,543,943
34,227	Analog Devices, Inc.	1,693,894
10,792	Avago Technologies, Ltd.	938,904
35,622	Microchip Technology, Inc. ^	1,682,427

		5,859,168

Software (1.4%):
42,394	NICE Systems, Ltd., ADR	1,729,251
56,043	Symantec Corp.	1,317,571

		3,046,822

Specialty Retail (5.0%):
2,403	AutoZone, Inc. *	1,224,713
28,031	Bed Bath & Beyond, Inc. *^	1,845,281
57,439	Best Buy Co., Inc.	1,929,376
16,235	Children’s Place Retail Stores, Inc. (The) ^	773,760
55,620	Express, Inc. *	868,228
25,859	L Brands, Inc.	1,732,036
232,352	Office Depot, Inc. *^	1,194,289

Continued

AZL MFS Mid Cap Value Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
64,133	Sally Beauty Holdings, Inc. *	$1,755,320

		11,323,003

Technology Hardware, Storage & Peripherals (1.8%):
49,588	NCR Corp. *	1,656,735
188,791	Xerox Corp.	2,497,705

		4,154,440

Textiles, Apparel & Luxury Goods (1.2%):
10,436	PVH Corp.	1,264,321
8,926	Ralph Lauren Corp.	1,470,380

		2,734,701

Trading Companies & Distributors (1.2%):
22,380	Brenntag AG ^	1,098,687
19,641	WESCO International, Inc. *^	1,537,105

		2,635,792

Total Common Stocks (Cost $213,458,495)		224,966,631

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (12.3%):
$27,949,666	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	27,949,666

Total Securities Held as Collateral for Securities on Loan (Cost $27,949,666)		27,949,666

Unaffiliated Investment Company (1.0%):
2,156,618	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	2,156,618

Total Unaffiliated Investment Company (Cost $2,156,618)		2,156,618

Total Investment Securities (Cost $243,564,779)(c) - 112.6%		255,072,915
Net other assets (liabilities) - (12.6)%		(28,632,037)

Net Assets - 100.0%		$226,440,878

Percentages indicated are based on net assets as of September 30, 2014.

ADR - American Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2014. The total value of securities on loan as of September 30, 2014, was $27,058,726.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2014.
(b)	The rate represents the effective yield at September 30, 2014.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2014:

Country	Percentage
Bermuda	2.4%
Canada	0.8%
Germany	0.8%
Ireland (Republic of)	2.0%
Israel	0.7%
Luxembourg	0.4%
Netherlands	0.6%
Singapore	0.4%
Switzerland	0.7%
United Kingdom	1.3%
United States	89.9%

100.0%

See accompanying notes to the schedules of portfolio investments.

AZL MFS Value Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (99.0%):
Aerospace & Defense (7.3%):
102,488	Honeywell International, Inc.	$9,543,683
66,437	Lockheed Martin Corp.	12,143,354
34,914	Northrop Grumman Corp.	4,600,269
107,837	United Technologies Corp.	11,387,587

		37,674,893

Air Freight & Logistics (1.5%):
80,313	United Parcel Service, Inc., Class B ^	7,893,965

Auto Components (1.7%):
62,335	Delphi Automotive plc	3,823,629
108,931	Johnson Controls, Inc.	4,792,964

		8,616,593

Banks (10.0%):
374,609	JPMorgan Chase & Co.	22,566,446
43,792	PNC Financial Services Group, Inc.	3,747,719
206,890	U.S. Bancorp ^	8,654,209
330,112	Wells Fargo & Co.	17,122,909

		52,091,283

Beverages (2.0%):
254,399	Diageo plc	7,354,565
46,738	Dr Pepper Snapple Group, Inc.	3,005,721

		10,360,286

Capital Markets (6.4%):
168,368	Bank of New York Mellon Corp. (The)	6,520,893
15,097	BlackRock, Inc., Class A	4,956,647
123,463	Franklin Resources, Inc. ^	6,742,314
54,709	Goldman Sachs Group, Inc. (The)	10,042,931
67,324	State Street Corp.	4,955,720

		33,218,505

Chemicals (1.4%):
35,017	PPG Industries, Inc.	6,889,244
6,539	Valspar Corp. (The) ^	516,516

		7,405,760

Commercial Services & Supplies (1.0%):
119,686	Tyco International, Ltd.	5,334,405

Containers & Packaging (0.5%):
54,104	Crown Holdings, Inc. *^	2,408,710

Diversified Financial Services (1.0%):
26,112	Citigroup, Inc.	1,353,124
5,554	Moody’s Corp.	524,853
76,888	NASDAQ OMX Group, Inc. (The) ^	3,261,589

		5,139,566

Diversified Telecommunication Services (2.1%):
44,652	AT&T, Inc.	1,573,536
147,602	Verizon Communications, Inc.	7,378,625
46,113	Verizon Communications, Inc.	2,310,419

		11,262,580

Electric Utilities (0.3%):
23,687	Duke Energy Corp. ^	1,771,077

Electrical Equipment (0.8%):
67,770	Eaton Corp. plc	4,294,585

Food & Staples Retailing (1.9%):
124,615	CVS Caremark Corp. ^	9,918,108

Food Products (4.2%):
58,574	Danone SA	3,909,934

Shares		Fair Value
Common Stocks, continued
Food Products, continued
150,507	General Mills, Inc. ^	$7,593,078
23,908	Kellogg Co.	1,472,733
120,860	Nestle SA, Registered Shares	8,866,902

		21,842,647

Health Care Equipment & Supplies (3.9%):
148,543	Abbott Laboratories	6,177,903
49,964	Covidien plc	4,322,386
98,300	Medtronic, Inc. ^	6,089,685
57,291	St. Jude Medical, Inc.	3,444,908

		20,034,882

Health Care Providers & Services (1.0%):
68,162	Express Scripts Holding Co. *	4,814,282
8,507	Quest Diagnostics, Inc. ^	516,205

		5,330,487

Hotels, Restaurants & Leisure (1.0%):
55,479	McDonald’s Corp.	5,259,964

Household Products (0.5%):
32,786	Procter & Gamble Co. (The)	2,745,500

Industrial Conglomerates (3.2%):
74,578	3M Co. ^	10,566,212
82,577	Danaher Corp.	6,274,200

		16,840,412

Insurance (7.6%):
53,429	ACE, Ltd.	5,603,099
61,489	Aon plc	5,390,741
40,931	Chubb Corp. (The) ^	3,727,995
191,643	MetLife, Inc.	10,295,061
61,614	Prudential Financial, Inc. ^	5,418,335
96,625	Travelers Cos., Inc. (The) ^	9,076,953

		39,512,184

IT Services (5.4%):
137,229	Accenture plc, Class A	11,159,463
44,056	Fidelity National Information Services, Inc.	2,480,353
53,715	Fiserv, Inc. *	3,471,869
50,982	International Business Machines Corp. ^	9,677,913
85,224	Western Union Co. ^	1,366,993

		28,156,591

Leisure Products (0.6%):
44,937	Hasbro, Inc. ^	2,471,310
24,564	Mattel, Inc.	752,887

		3,224,197

Life Sciences Tools & Services (1.0%):
40,953	Thermo Fisher Scientific, Inc.	4,983,980

Machinery (1.5%):
26,518	Illinois Tool Works, Inc.	2,238,650
32,804	Pentair plc	2,148,334
38,207	Stanley Black & Decker, Inc.	3,392,399

		7,779,383

Media (5.2%):
111,054	Comcast Corp., Class A ^	5,941,388
26,787	McGraw-Hill Cos., Inc. (The)	2,262,162
83,067	Omnicom Group, Inc. ^	5,719,994
55,088	Time Warner, Inc.	4,143,168
5,890	Time, Inc. *^	138,003
49,925	Viacom, Inc., Class B	3,841,230
58,484	Walt Disney Co. (The)	5,206,831

		27,252,776

Multiline Retail (1.7%):
22,060	Kohl’s Corp. ^	1,346,322

Continued

AZL MFS Value Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Multiline Retail, continued
118,106	Target Corp. ^	$7,402,884

		8,749,206

Oil, Gas & Consumable Fuels (6.0%):
26,932	Apache Corp.	2,528,107
71,965	Chevron Corp.	8,586,864
21,079	EOG Resources, Inc.	2,087,243
119,217	Exxon Mobil Corp.	11,212,358
72,234	Occidental Petroleum Corp.	6,945,299

		31,359,871

Pharmaceuticals (8.4%):
183,639	Johnson & Johnson Co.	19,574,080
93,304	Merck & Co., Inc.	5,531,061
18,680	Novartis AG, Registered Shares	1,759,615
514,138	Pfizer, Inc.	15,203,061
5,360	Roche Holding AG	1,587,440
4,429	Zoetis, Inc.	163,652

		43,818,909

Road & Rail (0.8%):
55,770	Canadian National Railway Co.	3,957,439

Semiconductors & Semiconductor Equipment (0.8%):
82,447	Texas Instruments, Inc.	3,931,897

Software (1.1%):
152,148	Oracle Corp.	5,824,225

Specialty Retail (1.2%):
23,457	Advance Auto Parts, Inc.	3,056,447
19,229	Bed Bath & Beyond, Inc. *^	1,265,845
169,081	Staples, Inc. ^	2,045,880

		6,368,172

Tobacco (5.4%):
62,444	Altria Group, Inc. ^	2,868,677
25,081	Imperial Tobacco Group plc	1,078,720
89,540	Lorillard, Inc.	5,364,341
223,994	Philip Morris International, Inc.	18,681,100

		27,992,838

Wireless Telecommunication Services (0.6%):
890,554	Vodafone Group plc	2,935,110

Total Common Stocks (Cost $373,764,120)		515,290,986

Convertible Preferred Stock (0.1%):
Aerospace & Defense (0.1%):
7,000	United Technologies Corp., 0.51%^	412,230

Total Convertible Preferred Stock (Cost $403,403)		412,230

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (9.3%):
$48,521,060	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	48,521,060

Total Securities Held as Collateral for Securities on Loan (Cost $48,521,060)		48,521,060

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Unaffiliated Investment Company (0.8%):
3,926,222	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	$3,926,222

Total Unaffiliated Investment Company (Cost $3,926,222)		3,926,222

Total Investment Securities (Cost $426,614,805)(c) - 109.2%		568,150,498
Net other assets (liabilities) - (9.2)%		(47,984,447)

Net Assets - 100.0%		$520,166,051

Percentages indicated are based on net assets as of September 30, 2014.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2014. The total value of securities on loan as of September 30, 2014, was $47,247,180.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2014.
(b)	The rate represents the effective yield at September 30, 2014.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2014:

Country	Percentage
Canada	0.7%
France	0.7%
Ireland (Republic of)	4.1%
Switzerland	4.0%
United Kingdom	3.6%
United States	86.9%

100.0%

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (95.7%):
Aerospace & Defense (1.8%):
10,357	Alliant Techsystems, Inc.	$1,321,967
34,140	BE Aerospace, Inc. *	2,865,712
10,360	Esterline Technologies Corp. *	1,152,757
61,013	Exelis, Inc.	1,009,155
15,741	Huntington Ingalls Industries, Inc.	1,640,370
16,667	Triumph Group, Inc.	1,084,188
3,390	Vectrus, Inc. *	66,199

		9,140,348

Airlines (0.5%):
43,717	Alaska Air Group, Inc.	1,903,438
79,539	JetBlue Airways Corp. *^	844,704

		2,748,142

Auto Components (0.2%):
47,418	Gentex Corp.	1,269,380

Automobiles (0.1%):
15,048	Thor Industries, Inc.	774,972

Banks (4.6%):
50,194	Associated Banc-Corp. ^	874,379
27,749	BancorpSouth, Inc.	558,865
14,361	Bank of Hawaii Corp. ^	815,848
24,049	Cathay General Bancorp	597,137
15,524	City National Corp. ^	1,174,701
25,543	Commerce Bancshares, Inc. ^	1,140,367
17,768	Cullen/Frost Bankers, Inc.	1,359,430
46,499	East West Bancorp, Inc.	1,580,966
76,934	First Horizon National Corp.	944,750
114,818	First Niagara Financial Group, Inc.	956,434
53,643	FirstMerit Corp.	944,117
60,943	Fulton Financial Corp.	675,248
26,560	Hancock Holding Co.	851,248
18,896	International Bancshares Corp.	466,070
30,693	PacWest Bancorp	1,265,472
19,456	Prosperity Bancshares, Inc.	1,112,300
16,315	Signature Bank *	1,828,259
16,451	SVB Financial Group *	1,843,992
45,100	Synovus Financial Corp.	1,066,164
54,132	TCF Financial Corp.	840,670
21,896	Trustmark Corp. ^	504,374
60,606	Umpqua Holdings Corp. ^	998,181
61,762	Valley National Bancorp ^	598,474
29,286	Webster Financial Corp.	853,394

		23,850,840

Biotechnology (0.7%):
24,559	Cubist Pharmaceuticals, Inc. *^	1,629,244
15,327	United Therapeutics Corp. *^	1,971,819

		3,601,063

Building Products (0.8%):
24,529	A.O. Smith Corp.	1,159,731
51,362	Fortune Brands Home & Security, Inc.	2,111,492
14,484	Lennox International, Inc.	1,113,385

		4,384,608

Capital Markets (1.6%):
38,484	Eaton Vance Corp. ^	1,452,001
30,968	Federated Investors, Inc., Class B ^	909,220
48,135	Janus Capital Group, Inc. ^	699,883
40,768	Raymond James Financial, Inc.	2,184,350
42,412	SEI Investments Co.	1,533,618

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
27,375	Waddell & Reed Financial, Inc., Class A	$1,415,014

		8,194,086

Chemicals (3.0%):
25,359	Albemarle Corp.	1,493,645
23,238	Ashland, Inc.	2,419,075
20,947	Cabot Corp.	1,063,479
23,100	Cytec Industries, Inc.	1,092,399
11,198	Minerals Technologies, Inc.	691,029
3,484	NewMarket Corp.	1,327,474
25,498	Olin Corp. ^	643,825
29,925	PolyOne Corp.	1,064,732
13,841	Rayonier Advanced Materials, Inc. ^	455,507
43,291	RPM International, Inc.	1,981,861
14,498	Scotts Miracle-Gro Co. (The)	797,390
15,628	Sensient Technologies Corp.	818,126
24,707	Valspar Corp. (The)	1,951,606

		15,800,148

Commercial Services & Supplies (1.9%):
34,618	Civeo Corp.	401,915
17,901	Clean Harbors, Inc. *^	965,222
36,794	Copart, Inc. *	1,152,204
37,761	Corrections Corp. of America ^	1,297,467
16,156	Deluxe Corp.	891,165
19,283	Herman Miller, Inc.	575,598
14,641	HNI Corp.	526,930
10,184	MSA Safety, Inc. ^	503,090
64,810	R.R. Donnelley & Sons Co.	1,066,773
20,815	Rollins, Inc.	609,463
40,246	Waste Connections, Inc.	1,952,735

		9,942,562

Communications Equipment (1.1%):
17,731	ADTRAN, Inc. ^	364,017
42,720	Arris Group, Inc. *	1,211,326
34,586	Ciena Corp. *^	578,278
13,133	InterDigital, Inc. ^	522,956
74,555	JDS Uniphase Corp. *	954,304
13,905	Plantronics, Inc.	664,381
44,404	Polycom, Inc. *	545,503
51,813	Riverbed Technology, Inc. *	960,872

		5,801,637

Construction & Engineering (0.7%):
32,267	Aecom Technology Corp. *^	1,089,011
11,659	Granite Construction, Inc.	370,873
47,070	KBR, Inc.	886,328
22,419	URS Corp.	1,291,559

		3,637,771

Construction Materials (0.3%):
16,279	Eagle Materials, Inc.	1,657,691

Consumer Finance (0.2%):
137,180	SLM Corp.	1,174,261

Containers & Packaging (1.5%):
21,139	AptarGroup, Inc.	1,283,137
11,004	Greif, Inc., Class A	482,085
31,901	Packaging Corp. of America	2,035,922
46,420	Rock-Tenn Co., Class A	2,208,664
14,199	Silgan Holdings, Inc.	667,353
32,996	Sonoco Products Co.	1,296,413

		7,973,574

Distributors (0.5%):
97,868	LKQ Corp. *	2,602,310

Continued

AZL Mid Cap Index Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Consumer Services (0.9%):
31,647	Apollo Group, Inc., Class A *	$795,922
18,602	DeVry, Inc.	796,352
1,428	Graham Holdings Co., Class B	999,015
68,444	Service Corp. International	1,446,905
19,901	Sotheby’s ^	710,864

		4,749,058

Diversified Financial Services (0.6%):
27,618	CBOE Holdings, Inc.	1,478,253
37,790	MSCI, Inc., Class A *	1,776,886

		3,255,139

Diversified Telecommunication Services (0.4%):
44,771	TW Telecom, Inc. *	1,862,921

Electric Utilities (1.6%):
19,584	Cleco Corp.	942,970
49,976	Great Plains Energy, Inc.	1,207,920
33,276	Hawaiian Electric Industries, Inc. ^	883,478
16,309	IDACORP, Inc.	874,325
64,597	OGE Energy Corp.	2,397,195
25,851	PNM Resources, Inc.	643,948
42,059	Westar Energy, Inc.	1,435,053

		8,384,889

Electrical Equipment (1.1%):
14,014	Acuity Brands, Inc.	1,649,588
14,015	Belden CDT, Inc.	897,240
17,634	Hubbell, Inc., Class B	2,125,426
14,658	Regal-Beloit Corp.	941,777

		5,614,031

Electronic Equipment, Instruments & Components (2.5%):
32,034	Arrow Electronics, Inc. *	1,773,082
44,832	Avnet, Inc.	1,860,528
28,134	Cognex Corp. *	1,132,956
13,600	FEI Co.	1,025,712
50,466	Ingram Micro, Inc., Class A *	1,302,527
12,742	Itron, Inc. *	500,888
27,592	Knowles Corp. *	731,188
32,614	National Instruments Corp.	1,008,751
12,411	Tech Data Corp. *	730,511
84,269	Trimble Navigation, Ltd. *	2,570,206
44,025	Vishay Intertechnology, Inc. ^	629,117

		13,265,466

Energy Equipment & Services (2.7%):
19,413	Atwood Oceanics, Inc. *	848,154
6,402	CARBO Ceramics, Inc. ^	379,190
24,845	Dresser-Rand Group, Inc. *	2,043,750
12,957	Dril-Quip, Inc. *	1,158,356
31,848	Helix Energy Solutions Group, Inc. *	702,567
35,021	Oceaneering International, Inc.	2,282,318
17,542	Oil States International, Inc. *	1,085,850
47,392	Patterson-UTI Energy, Inc.	1,541,662
40,385	Rowan Cos. plc, Class A	1,022,144
50,134	Superior Energy Services, Inc.	1,647,905
16,135	Tidewater, Inc.	629,749
14,960	Unit Corp. *	877,404

		14,219,049

Food & Staples Retailing (0.3%):
66,865	Supervalu, Inc. *	597,773
16,107	United Natural Foods, Inc. *^	989,936

		1,587,709

Shares		Fair Value
Common Stocks, continued
Food Products (1.6%):
30,451	Dean Foods Co. ^	$403,476
59,814	Flowers Foods, Inc.	1,098,185
16,329	Hain Celestial Group, Inc. *	1,671,273
24,185	Ingredion, Inc.	1,832,981
6,302	Lancaster Colony Corp.	537,435
14,553	Post Holdings, Inc. *^	482,869
6,491	Tootsie Roll Industries, Inc. ^	181,683
56,457	WhiteWave Foods Co., Class A *	2,051,082

		8,258,984

Gas Utilities (1.5%):
32,543	Atmos Energy Corp.	1,552,301
27,275	National Fuel Gas Co. ^	1,908,976
16,878	One Gas, Inc. ^	578,072
56,237	Questar Corp. +	1,253,523
55,897	UGI Corp.	1,905,529
16,855	WGL Holdings, Inc.	709,933

		7,908,334

Health Care Equipment & Supplies (2.8%):
23,584	Align Technology, Inc. *	1,218,821
15,655	Cooper Cos., Inc. (The)	2,438,266
18,618	Hill-Rom Holdings, Inc.	771,344
78,322	Hologic, Inc. *	1,905,574
16,293	IDEXX Laboratories, Inc. *	1,919,804
45,447	ResMed, Inc. ^	2,239,174
17,950	Sirona Dental Systems, Inc. *	1,376,406
19,248	STERIS Corp.	1,038,622
13,425	Teleflex, Inc.	1,410,162
18,248	Thoratec Corp. *	487,769

		14,805,942

Health Care Providers & Services (3.1%):
18,999	Centene Corp. *	1,571,407
37,373	Community Health Systems, Inc. *	2,047,667
26,028	Health Net, Inc. *	1,200,151
27,503	Henry Schein, Inc. *	3,203,275
28,477	HMS Holdings Corp. *^	536,791
14,643	LifePoint Hospitals, Inc. *	1,013,149
32,506	MEDNAX, Inc. *	1,781,979
31,715	Omnicare, Inc.	1,974,576
20,467	Owens & Minor, Inc. ^	670,090
27,943	VCA Antech, Inc. *	1,098,998
14,072	WellCare Health Plans, Inc. *	849,104

		15,947,187

Health Care Technology (0.1%):
54,953	Allscripts Healthcare Solutions, Inc. *	737,195

Hotels, Restaurants & Leisure (1.6%):
12,420	Bally Technologies, Inc. *	1,002,294
20,961	Brinker International, Inc.	1,064,609
14,952	Cheesecake Factory, Inc. (The) ^	680,316
17,865	Domino’s Pizza, Inc.	1,374,890
80,173	International Game Technology	1,352,519
9,087	International Speedway Corp., Class A	287,513
11,659	Life Time Fitness, Inc. *^	588,080
8,333	Panera Bread Co., Class A *	1,355,946
89,277	Wendy’s Co. (The)	737,428

		8,443,595

Household Durables (1.6%):
38,657	Jarden Corp. *	2,323,673

Continued

AZL Mid Cap Index Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
29,544	KB Home ^	$441,387
12,691	M.D.C. Holdings, Inc. ^	321,336
1,292	NVR, Inc. *	1,459,986
19,755	Tempur-Pedic International, Inc. *	1,109,638
52,501	Toll Brothers, Inc. *	1,635,931
16,344	Tupperware Brands Corp.	1,128,390

		8,420,341

Household Products (1.1%):
43,321	Church & Dwight Co., Inc.	3,039,402
20,025	Energizer Holdings, Inc.	2,467,280

		5,506,682

Industrial Conglomerates (0.3%):
20,794	Carlisle Cos., Inc.	1,671,422

Insurance (4.7%):
5,309	Alleghany Corp. *	2,219,959
24,305	American Financial Group, Inc.	1,407,016
51,553	Arthur J. Gallagher & Co.	2,338,445
21,238	Aspen Insurance Holdings, Ltd.	908,349
38,443	Brown & Brown, Inc.	1,235,942
14,738	Everest Re Group, Ltd.	2,387,703
34,745	First American Financial Corp. ^	942,284
14,294	Hanover Insurance Group, Inc. (The)	877,937
32,429	HCC Insurance Holdings, Inc.	1,565,996
16,218	Kemper Corp.	553,845
9,895	Mercury General Corp.	482,975
78,680	Old Republic International Corp.	1,123,550
17,617	Primerica, Inc.	849,492
25,573	Protective Life Corp.	1,775,022
22,222	Reinsurance Group of America, Inc.	1,780,649
13,142	RenaissanceRe Holdings, Ltd.	1,314,069
14,190	StanCorp Financial Group, Inc.	896,524
33,067	W.R. Berkley Corp.	1,580,603

		24,240,360

Internet & Catalog Retail (0.1%):
10,513	HSN, Inc.	645,183

Internet Software & Services (1.3%):
25,498	AOL, Inc. *	1,146,135
19,522	Conversant, Inc. *^	668,629
17,245	Equinix, Inc. *	3,664,217
38,496	Rackspace Hosting, Inc. *^	1,253,045

		6,732,026

IT Services (2.6%):
25,055	Acxiom Corp. *	414,660
38,742	Broadridge Financial Solutions, Inc.	1,612,829
32,816	Convergys Corp. ^	584,781
29,539	CoreLogic, Inc. *	799,621
9,916	DST Systems, Inc.	832,151
28,813	Gartner, Inc. *	2,116,891
22,112	Global Payments, Inc.	1,545,187
26,733	Jack Henry & Associates, Inc.	1,487,959
20,157	Leidos Holdings, Inc.	691,990
17,152	NeuStar, Inc., Class A *^	425,884
13,107	Science Applications International Corp.	579,723

Shares		Fair Value
Common Stocks, continued
IT Services, continued
36,667	VeriFone Systems, Inc. *	$1,260,611
12,570	Wex, Inc. *	1,386,722

		13,739,009

Leisure Products (0.8%):
30,127	Brunswick Corp.	1,269,552
19,668	Polaris Industries, Inc. ^	2,946,070

		4,215,622

Life Sciences Tools & Services (1.3%):
6,651	Bio-Rad Laboratories, Inc., Class A *	754,223
15,129	Charles River Laboratories International, Inc. *	903,806
18,323	Covance, Inc. *	1,442,020
9,363	Mettler-Toledo International, Inc. *	2,398,146
12,004	Techne Corp.	1,122,974

		6,621,169

Machinery (5.1%):
27,664	AGCO Corp. ^	1,257,605
16,368	CLARCOR, Inc.	1,032,493
16,072	Crane Co.	1,015,911
43,112	Donaldson Co., Inc.	1,751,641
19,474	Graco, Inc.	1,421,213
26,229	Harsco Corp.	561,563
25,965	IDEX Corp.	1,879,087
29,707	ITT Corp.	1,335,033
25,522	Kennametal, Inc.	1,054,314
25,756	Lincoln Electric Holdings, Inc.	1,780,641
19,019	Nordson Corp.	1,446,775
27,573	Oshkosh Corp.	1,217,348
13,795	SPX Corp.	1,295,764
35,744	Terex Corp. ^	1,135,587
24,734	Timken Co.	1,048,474
50,599	Trinity Industries, Inc. ^	2,363,985
8,490	Valmont Industries, Inc. ^	1,145,556
31,226	Wabtec Corp.	2,530,556
18,891	Woodward, Inc.	899,589

		26,173,135

Marine (0.5%):
14,716	Alexander & Baldwin, Inc.	529,335
18,501	Kirby Corp. *	2,180,342

		2,709,677

Media (1.5%):
19,172	AMC Networks, Inc., Class A *	1,120,028
33,772	Cinemark Holdings, Inc.	1,149,598
23,365	DreamWorks Animation SKG, Inc., Class A *^	637,164
15,222	John Wiley & Sons, Inc., Class A	854,106
25,958	Lamar Advertising Co.	1,278,431
46,828	Live Nation, Inc. *	1,124,809
11,821	Meredith Corp.	505,939
42,457	New York Times Co. (The), Class A ^	476,368
35,309	Time, Inc. *	827,290

		7,973,733

Metals & Mining (2.1%):
17,261	Carpenter Technology Corp.	779,334
49,708	Cliffs Natural Resources, Inc. ^	515,969
38,240	Commercial Metals Co.	652,757
10,889	Compass Minerals International, Inc.	917,725

Continued

AZL Mid Cap Index Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
25,282	Reliance Steel & Aluminum Co.	$1,729,289
21,124	Royal Gold, Inc.	1,371,793
77,837	Steel Dynamics, Inc.	1,759,894
12,375	TimkenSteel Corp.	575,314
47,058	United States Steel Corp. ^	1,843,261
16,472	Worthington Industries, Inc.	613,088

		10,758,424

Multiline Retail (0.3%):
18,185	Big Lots, Inc.	782,864
94,930	J.C. Penney Co., Inc. *^	953,097

		1,735,961

Multi-Utilities (1.1%):
35,971	Alliant Energy Corp.	1,993,152
14,486	Black Hills Corp.	693,590
62,891	MDU Resources Group, Inc.	1,748,999
26,762	Vectren Corp.	1,067,804

		5,503,545

Oil, Gas & Consumable Fuels (2.3%):
23,735	Energen Corp.	1,714,616
27,727	Gulfport Energy Corp. *	1,480,622
64,372	HollyFrontier Corp.	2,811,769
88,047	Peabody Energy Corp. ^	1,090,022
19,946	Rosetta Resources, Inc. *	888,794
21,846	SM Energy Co. ^	1,703,988
23,449	World Fuel Services Corp.	936,084
65,804	WPX Energy, Inc. *	1,583,244

		12,209,139

Paper & Forest Products (0.3%):
21,091	Domtar Corp.	740,927
45,894	Louisiana-Pacific Corp. *^	623,699

		1,364,626

Pharmaceuticals (1.3%):
49,755	Endo International plc *	3,400,257
20,649	Salix Pharmaceuticals, Ltd. *^	3,226,200

		6,626,457

Professional Services (1.0%):
10,947	Corporate Executive Board Co. (The)	657,586
13,265	FTI Consulting, Inc. *	463,744
25,851	Manpower, Inc.	1,812,155
22,766	Towers Watson & Co., Class A	2,265,218

		5,198,703

Real Estate Investment Trusts (REITs) (8.4%):
23,266	Alexandria Real Estate Equities, Inc.	1,715,868
34,034	American Campus Communities, Inc.	1,240,539
63,290	BioMed Realty Trust, Inc.	1,278,458
27,746	Camden Property Trust	1,901,433
28,451	Corporate Office Properties Trust	731,760
110,625	Duke Realty Corp.	1,900,538
24,923	Equity One, Inc.	539,084
35,740	Extra Space Storage, Inc.	1,843,112
21,956	Federal Realty Investment Trust	2,600,908
29,309	Highwoods Properties, Inc. ^	1,140,120
18,532	Home Properties, Inc.	1,079,304
48,551	Hospitality Properties Trust	1,303,594

Shares		Fair Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
26,974	Kilroy Realty Corp.	$1,603,335
33,719	LaSalle Hotel Properties	1,154,539
48,026	Liberty Property Trust	1,597,345
27,111	Mack-Cali Realty Corp.	518,091
24,385	Mid-America Apartment Communities, Inc.	1,600,875
40,564	National Retail Properties, Inc. ^	1,402,297
41,265	OMEGA Healthcare Investors, Inc. ^	1,410,850
13,178	Potlatch Corp.	529,887
41,041	Rayonier, Inc.	1,278,017
72,175	Realty Income Corp. ^	2,944,017
29,950	Regency Centers Corp.	1,612,209
66,043	Senior Housing Properties Trust	1,381,620
30,526	SL Green Realty Corp.	3,092,893
20,522	Taubman Centers, Inc.	1,498,106
81,610	UDR, Inc.	2,223,873
50,343	Washington Prime Group, Inc. ^	879,996
36,479	Weingarten Realty Investors	1,149,089

		43,151,757

Real Estate Management & Development (0.4%):
14,531	Jones Lang LaSalle, Inc.	1,835,847

Road & Rail (1.5%):
18,659	Con-way, Inc.	886,303
16,569	Genesee & Wyoming, Inc., Class A *	1,579,191
29,854	J.B. Hunt Transport Services, Inc.	2,210,689
14,497	Landstar System, Inc.	1,046,538
22,062	Old Dominion Freight Line, Inc. *	1,558,460
14,440	Werner Enterprises, Inc. ^	363,888

		7,645,069

Semiconductors & Semiconductor Equipment (2.9%):
201,600	Advanced Micro Devices, Inc. *^	687,456
135,756	Atmel Corp. *	1,096,908
38,907	Cree, Inc. *^	1,593,242
47,574	Cypress Semiconductor Corp. ^	469,793
38,935	Fairchild Semiconductor International, Inc. *	604,661
48,282	Integrated Device Technology, Inc. *	770,098
23,208	International Rectifier Corp. *	910,682
42,035	Intersil Corp., Class A	597,317
93,298	RF Micro Devices, Inc. *^	1,076,659
21,864	Semtech Corp. *	593,608
13,109	Silicon Laboratories, Inc. *	532,750
61,443	Skyworks Solutions, Inc.	3,566,765
81,092	SunEdison, Inc. *^	1,531,017
66,382	Teradyne, Inc.	1,287,147

		15,318,103

Software (4.6%):
37,021	ACI Worldwide, Inc. *	694,514
14,399	Advent Software, Inc.	454,432
29,823	Ansys, Inc. *	2,256,707

Continued

AZL Mid Cap Index Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Software, continued
94,056	Cadence Design Systems, Inc. *^	$1,618,704
51,834	CDK Global, Inc. *	1,585,602
13,806	CommVault Systems, Inc. *	695,822
71,434	Compuware Corp.	757,915
15,537	Concur Technologies, Inc. *^	1,970,402
12,689	FactSet Research Systems, Inc. ^	1,542,094
10,420	Fair Isaac Corp.	574,142
44,622	Fortinet, Inc. *	1,127,375
35,680	Informatica Corp. *	1,221,683
31,358	Mentor Graphics Corp.	642,682
38,021	PTC, Inc. *	1,402,975
30,745	Rovi Corp. *	607,060
21,280	Solarwinds, Inc. *	894,824
22,252	Solera Holdings, Inc.	1,254,123
50,527	Synopsys, Inc. *	2,005,669
49,444	TIBCO Software, Inc. *	1,168,362
9,166	Ultimate Software Group, Inc. (The) *^	1,297,081

		23,772,168

Specialty Retail (3.9%):
20,859	Aaron’s, Inc.	507,291
23,131	Abercrombie & Fitch Co., Class A ^	840,581
23,659	Advance Auto Parts, Inc.	3,082,767
56,779	American Eagle Outfitters, Inc. ^	824,431
14,827	Ann, Inc. *	609,835
42,493	Ascena Retail Group, Inc. *	565,157
15,445	Cabela’s, Inc., Class A *^	909,711
49,579	Chico’s FAS, Inc.	732,282
24,535	CST Brands, Inc.	882,033
32,242	Dick’s Sporting Goods, Inc.	1,414,779
46,579	Foot Locker, Inc.	2,592,121
20,754	Guess?, Inc.	455,965
13,931	Murphy USA, Inc. *	739,179
156,965	Office Depot, Inc. *	806,800
17,161	Rent-A-Center, Inc. ^	520,836
26,006	Signet Jewelers, Ltd.	2,962,343
28,382	Williams-Sonoma, Inc. ^	1,889,390

		20,335,501

Technology Hardware, Storage & Peripherals (1.2%):
33,506	3D Systems Corp. *	1,553,673
20,964	Diebold, Inc. ^	740,448
20,200	Lexmark International, Inc., Class A ^	858,500
54,477	NCR Corp. *	1,820,077
16,467	Zebra Technologies Corp., Class A *	1,168,663

		6,141,361

Textiles, Apparel & Luxury Goods (1.3%):
17,224	Carter’s, Inc.	1,335,204
11,233	Deckers Outdoor Corp. *	1,091,623
32,300	Hanesbrands, Inc.	3,470,313
41,158	Kate Spade & Co. *	1,079,574

		6,976,714

Thrifts & Mortgage Finance (0.6%):
28,465	Astoria Financial Corp.	352,681
143,523	New York Community Bancorp, Inc. ^	2,277,711

Shares		Fair Value
Common Stocks, continued
Thrifts & Mortgage Finance, continued
32,254	Washington Federal, Inc. ^	$656,691

		3,287,083

Tobacco (0.1%):
7,230	Universal Corp. ^	320,940

Trading Companies & Distributors (0.8%):
14,520	GATX Corp. ^	847,532
16,598	MSC Industrial Direct Co., Inc., Class A	1,418,465
34,727	NOW, Inc. *^	1,056,048
8,848	Watsco, Inc.	762,521

		4,084,566

Water Utilities (0.3%):
57,463	Aqua America, Inc.	1,352,104

Wireless Telecommunication Services (0.1%):
32,110	Telephone & Data Systems, Inc.	769,356

Total Common Stocks (Cost $376,018,123)		498,628,675

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (12.0%):
$62,704,069	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	62,704,069

Total Securities Held as Collateral for Securities on Loan (Cost $62,704,069)		62,704,069

Unaffiliated Investment Company (4.4%):
22,878,436	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	22,878,436

Total Unaffiliated Investment Company (Cost $22,878,436)		22,878,436

Total Investment Securities (Cost $461,600,628)(c) - 112.1%		584,211,180
Net other assets (liabilities) - (12.1)%		(62,894,345)

Net Assets - 100.0%		$521,316,835

Percentages indicated are based on net assets as of September 30, 2014.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2014. The total value of securities on loan as of September 30, 2014, was $60,549,260.
+	Affiliated Securities
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2014.
(b)	The rate represents the effective yield at September 30, 2014.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL Mid Cap Index Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Futures Contracts

Cash of $1,180,000 has been segregated to cover margin requirements for the following open contracts as of September 30, 2014:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 400 Index E-Mini December Futures	Long	12/19/14	168	$22,938,720	$(906,043)

See accompanying notes to the schedules of portfolio investments.

AZL Money Market Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Shares or Principal Amount		Fair Value
Certificates of Deposit (36.3%):
Banks (33.7%)
$ 7,000,000	Bank of Montreal Chicago, 0.23%, 4/9/15(a)	$7,000,000
8,000,000	Bank of Montreal Chicago, 0.23%, 7/16/15(a)	8,000,000
5,000,000	Bank of Nova Scotia, 0.38%, 10/6/14(a)	5,000,088
8,000,000	Bank of Nova Scotia, 0.24%, 6/24/15(a)	8,000,000
8,500,000	Bank of Nova Scotia, 0.22%, 12/1/14(a)	8,500,000
5,000,000	Bank of Nova Scotia, 0.67%, 9/11/15(a)	5,019,368
16,000,000	Bank of Tokyo-Mitsubishi UFJ, NY, 0.24%, 11/13/14	16,000,000
5,000,000	BNP Paribas, NY, 0.30%, 2/4/15	5,000,000
6,750,000	Canadian Imperial Bank of Commerce, 0.32%, 8/1/14, Callable 9/2/14 @ 100.00(a)	6,750,000
5,000,000	Canadian Imperial Bank of Commerce, 0.22%, 6/17/15(a)	5,000,000
14,000,000	Citibank NA, 0.25%, 2/6/15	14,000,000
8,000,000	HSBC Bank PLC, 0.23%, 10/30/14(a)(b)	8,000,000
12,000,000	National Australia Bank, Ltd., 0.22%, 7/10/15(a)	12,000,000
5,000,000	National Bank of Canada, NY, 0.23%, 12/20/14(a)	5,000,000
8,000,000	National Bank of Canada, NY, 0.27%, 12/24/14(a)	8,000,000
30,000,000	Natixis, NY, 0.05%, 10/1/14	30,000,000
11,000,000	Rabobank Nederland NV, NY, 0.27%, 9/16/15(a)	11,000,000
7,000,000	Rabobank Nederland NV, NY, 0.35%, 1/12/15	7,000,000
8,000,000	Rabobank Nederland NV, NY, 0.29%, 5/6/15(a)	8,000,000
5,000,000	Royal Bank of Canada, NY, 0.25%, 12/5/14(a)	5,000,000
5,500,000	Royal Bank of Canada, NY, 0.27%, 10/10/14(a)	5,500,000
8,000,000	Skandinav Enskilda Bank, NY, 0.25%, 3/3/15	8,000,000
8,000,000	Skandinav Enskilda Bank, NY, 0.25%, 2/6/15	8,000,000
4,500,000	Sumitomo Mitsui Bank, NY, 0.25%, 3/17/15	4,500,000
15,000,000	Sumitomo Mitsui Bank, NY, 0.25%, 2/6/15	15,000,000
6,100,000	Svenska Handelsbanken AB, 0.28%, 8/15/14(a)	6,100,000
8,000,000	Toronto Dominion Bank, NY, 0.30%, 7/15/15	7,999,992
10,000,000	Westpac Banking Corp., NY, 0.24%, 4/17/15(a)(b)	10,000,000
11,000,000	Westpac Banking Corp., NY, 0.23%, 10/8/14(a)	11,000,000

		258,369,448

Diversified Financial Services (2.6%)
2,000,000	Credit Industriel Et Commercial, NY, 0.32%, 11/3/14	2,000,000

Shares or Principal Amount		Fair Value
Certificates of Deposit, continued
Diversified Financial Services, continued
$ 1,000,000	Credit Industriel Et Commercial, NY, 0.32%, 11/17/14	$1,000,000
3,000,000	Credit Industriel Et Commercial, NY, 0.30%, 1/8/15	3,000,000
4,000,000	Credit Industriel Et Commercial, NY, 0.32%, 10/14/14	4,000,000
10,000,000	Credit Suisse, NY, 0.30%, 11/14/14	10,000,000

		20,000,000

Total Certificates of Deposit (Cost $278,369,448)		278,369,448

Commercial Paper (49.5%):
Banks (10.1%)
20,000,000	Commonwealth Bank of Australia, 0.24%, 5/18/15(a)(b)	20,000,878
7,000,000	Commonwealth Bank of Australia, 0.23%, 5/15/15(a)(b)	7,000,000
14,000,000	Credit Agricole CIB, NY, 0.10%, 10/3/14(c)	13,999,923
8,000,000	DnB NOR ASA, 0.22%, 1/20/15(b)(c)	7,994,573
10,000,000	HSBC Bank PLC, 0.24%, 10/22/14(a)(b)	10,000,000
9,000,000	Macquarie Bank, Ltd., 0.32%, 2/19/15(b)(c)	8,988,720
10,000,000	Societe Generale North America, Inc., 0.02%, 10/1/14(c)	10,000,000

		77,984,094

Diversified Financial Services (39.4%)
10,000,000	Antalis US Funding Corp., 0.23%, 12/1/14(b)(c)	9,996,103
3,000,000	Antalis US Funding Corp., 0.23%, 11/7/14(b)(c)	2,999,291
29,443,000	Barton Capital LLC, 0.06%, 10/1/14(b)(c)	29,442,999
5,000,000	Bedford Row Funding Corp., 0.26%, 1/26/15(a)(b)	5,000,000
10,000,000	Bedford Row Funding Corp., 0.28%, 1/28/15(b)(c)	9,990,744
12,000,000	CAFCO LLC, 0.25%, 2/2/15(b)(c)	11,989,667
12,000,000	Charta LLC, 0.25%, 2/6/15(b)(c)	11,989,333
8,000,000	Collateralized CP Co. LLC, 0.30%, 3/9/15(c)	7,989,400
7,000,000	Collateralized CP Co. LLC, 0.30%, 2/2/15(c)	6,992,767
10,000,000	Collateralized CP Co. LLC, 0.30%, 3/16/15(c)	9,986,167
9,000,000	CRC Funding LLC, 0.25%, 2/4/15(b)(c)	8,992,125
15,000,000	Gemini Securitization Corp. LLC, 0.15%, 10/1/14(b)(c)	15,000,000
9,000,000	General Electric Capital Corp., 0.21%, 2/10/15(c)	8,993,070

Continued

AZL Money Market Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares or Principal Amount		Fair Value
Commercial Paper, continued
Diversified Financial Services, continued
$10,000,000	General Electric Capital Corp., 0.20%, 2/2/15(c)	$9,993,111
9,000,000	ING (US) Funding LLC, 0.24%, 1/16/15(c)	8,993,580
10,000,000	Kells Funding LLC, 0.24%, 2/13/15(a)(b)	10,000,209
12,000,000	Kells Funding LLC, 0.23%, 12/9/14(a)(b)	11,999,699
10,000,000	Kells Funding LLC, 0.23%, 10/15/14(a)(b)	9,999,961
15,000,000	LMA Americas LLC, 0.10%, 10/1/14(b)(c)	15,000,000
10,000,000	Matchpoint Master Trust, 0.09%, 10/2/14(b)(c)	9,999,975
3,000,000	Old Line Funding LLC, 0.22%, 3/6/15(b)(c)	2,997,140
11,000,000	Old Line Funding LLC, 0.22%, 2/9/15(b)(c)	10,991,194
8,000,000	Rhein-Main Securitisation, Ltd., 0.24%, 10/6/14(b)(c)	7,999,733
12,000,000	Scaldis Capital LLC, 0.25%, 10/20/14(b)(c)	11,998,417
20,000,000	Victory Receivables Corp., 0.12%, 10/23/14(b)(c)	19,998,533
5,000,000	Victory Receivables Corp., 0.10%, 10/7/14(b)(c)	4,999,917
8,000,000	Working Capital Management, 0.12%, 10/8/14(b)(c)	7,999,813
20,000,000	Working Capital Management, 0.12%, 10/7/14(b)(c)	19,999,600

		302,332,548

Total Commercial Paper (Cost $380,316,642)		380,316,642

Corporate Bond (1.0%):
Hotels, Restaurants & Leisure (1.0%)
8,000,000	Jets Stadium Development LLC, Series A-4C, 0.10%, 4/1/47, Callable 9/4/14 @ 100.00(a)	8,000,000

Total Corporate Bond (Cost $8,000,000)		8,000,000

Municipal Bonds (5.8%):
California (2.4%):
1,100,000	California Housing Finance Agency Revenue, Series E-1, 0.04%, 2/1/23, LOC: Freddie Mac, Fannie Mae, AMT(a)	1,100,000
8,500,000	Los Angeles Community Redevelopment Agency Multi-Family Housing Revenue, Series A, 0.06%, 4/15/42, LIQ FAC: Fannie Mae, AMT(a)	8,500,000
9,400,000	San Francisco City & County Redevelopment Agency Multi-Family Housing Revenue, Series A, 0.05%, 6/15/35, LIQ FAC: Fannie Mae(a)	9,400,000

		19,000,000

Shares or Principal Amount		Fair Value
Municipal Bonds, continued
New York (2.0%):
$15,000,000	New York City Housing Development Corp. Multi-Family Rent Revenue, Series A, 0.04%, 3/15/36, LIQ FAC: Fannie Mae(a)	$15,000,000

Pennsylvania (1.4%):
10,900,000	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue, Series 83C, 0.05%, 10/1/35, SPA: Bank of Tokyo-Mitsubishi UFJ, AMT(a)	10,900,000

Total Municipal Bonds (Cost $44,900,000)		44,900,000

U.S. Government Agency Mortgage (1.9%):
15,000,000	0.02%, 11/12/14(c)	14,999,650

Total U.S. Government Agency Mortgage (Cost $14,999,650)		14,999,650

U.S. Treasury Obligations (4.5%):
U.S. Treasury Notes (4.5%)
25,000,000	0.25%, 10/31/14	25,003,953
10,000,000	0.08%, 4/30/16(a)	10,000,000

		35,003,953

Total U.S. Treasury Obligations (Cost $35,003,953)		35,003,953

Yankee Dollar (1.0%):
Banks (1.0%)
8,000,000	Nederlandse Waterschapsbank NV, 0.29%, 10/27/14(a)	8,000,295

Total Yankee Dollar (Cost $8,000,295)		8,000,295

Total Investment Securities (Cost $769,589,988)(d) - 100.0%		769,589,988
Net other assets (liabilities) - 0.0%		88,271

Net Assets - 100.0%		$769,678,259

Percentages indicated are based on net assets as of September 30, 2014.

AMT	-	Subject to alternative minimum tax
LIQ FAC	-	Liquidation facility
LOC	-	Line of credit
SPA	-	Securities purchase agreement

(a)	Variable Rate Security. The rate represents the rate in effect at September 30, 2014. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.
(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(c)	The rate represents the effective yield at September 30, 2014.
(d)	Aggregate cost for federal income tax and financial reporting purposes is substantially the same.

Continued

AZL Money Market Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2014:

Country	Percentage
Australia	9.0%
Canada	11.0%
France	7.8%
Japan	4.8%
Jersey	1.0%
Netherlands	3.3%
Norway	1.0%
Sweden	2.8%
Switzerland	1.3%
United Kingdom	2.3%
United States	55.7%

100.0%

See accompanying notes to the schedules of portfolio investments.

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (99.4%):
Diversified Real Estate Activities (18.3%):
604,000	CapitaLand, Ltd.	$1,513,689
57,000	City Developments, Ltd.	429,242
174,000	Hang Lung Properties, Ltd.	494,372
113,185	Henderson Land Development Co., Ltd.	733,417
120,303	Kerry Properties, Ltd.	404,626
288,000	Mitsubishi Estate Co., Ltd.	6,489,043
225,000	Mitsui Fudosan Co., Ltd.	6,900,689
244	Mobimo Holding AG, Registered Shares	47,239
998,981	New World Development Co., Ltd.	1,164,580
118,000	Sumitomo Realty & Development Co., Ltd.	4,204,228
514,340	Sun Hung Kai Properties, Ltd.	7,277,585
89,000	Tokyo Tatemono Co., Ltd.	720,800
133,340	UOL Group, Ltd.	689,942
319,035	Wharf Holdings, Ltd. (The)	2,269,343

		33,338,795

Diversified REITs (11.2%):
66	Activia Properties, Inc.	530,323
199,153	British Land Co. plc	2,260,708
1,079	Cofinimmo SA	122,031
73,162	Cousins Properties, Inc.	874,286
21,840	Crombie REIT	252,570
509,797	Dexus Property Group	495,720
32,121	Duke Realty Corp.	551,839
4,484	Fonciere des Regions SA	403,327
3,714	Gecina SA	485,843
296,393	GPT Group	1,001,951
5,252	ICADE	442,693
147,372	Land Securities Group plc	2,472,956
783	Lexington Realty Trust^	7,666
27,950	Liberty Property Trust	929,617
657,176	Mirvac Group	990,019
4,241	PS Business Parks, Inc.	322,910
25,328	Shaftesbury plc	278,996
340,798	Stockland Trust Group	1,176,419
294	United Urban Investment Corp.	451,291
59,901	Vornado Realty Trust	5,987,704
2,320	Wereldhave NV	191,012
3,860	WP Carey, Inc.	246,152

		20,476,033

Health Care Facilities (0.1%):
24,820	Extendicare, Inc.^	162,999

Health Care REITs (3.8%):
36,346	HCP, Inc.	1,443,300
10,000	Health Care REIT, Inc.	623,700
29,486	Healthcare Realty Trust, Inc.	698,228
90,665	Senior Housing Properties Trust	1,896,712
39,232	Ventas, Inc.	2,430,422

		7,092,362

Hotel & Resort REITs (4.6%):
18,997	Chesapeake Lodging Trust	553,763
350,679	Host Hotels & Resorts, Inc.	7,479,983
37,718	Summit Hotel Properties, Inc.	406,600

		8,440,346

Hotels, Resorts & Cruise Lines (2.0%):
25,081	Hilton Worldwide Holdings, Inc.*	617,745
36,625	Starwood Hotels & Resorts Worldwide, Inc.	3,047,566

		3,665,311

Shares		Fair Value
Common Stocks, continued
Industrial REITs (2.9%):
163,000	Ascendas Real Estate Investment Trust	$287,606
22,432	DCT Industrial Trust, Inc.	168,464
149	GLP J-REIT	172,072
299,397	Macquarie Goodman Group	1,349,658
298	Nippon Prologis REIT, Inc.	692,100
53,464	ProLogis, Inc.	2,015,593
20,694	Rexford Industrial Realty, Inc.^	286,405
46,228	SERGO plc	270,979

		5,242,877

Office REITs (6.9%):
10,660	Alexandria Real Estate Equities, Inc.	786,175
9,549	Alstria Office AG^	116,957
324,585	Beni Stabili SpA^	227,445
26,497	Boston Properties, Inc.	3,067,293
16,609	Brookfield Canada Office Properties	402,840
104,000	CapitaCommercial Trust	130,077
227,000	Champion REIT	94,728
17,356	Derwent Valley Holdings plc	764,410
84,337	Great Portland Estates plc	873,173
33,922	Hudson Pacific Properties, Inc.	836,517
264	Japan Real Estate Investment Corp.	1,358,181
115,000	Keppel REIT	107,291
59,738	Mack-Cali Realty Corp.	1,141,593
277	Mori Hills REIT Investment Corp., C Shares	385,071
4,420	New York REIT, Inc.^	45,438
284	Nippon Building Fund, Inc.	1,495,953
305	ORIX JREIT, Inc.	383,879

		12,217,021

Real Estate Development (0.6%):
2,485,087	BGP Holdings plc*(a)(b)	—
24,000	China Overseas Land & Investment, Ltd.	61,485
139,000	China Resources Land, Ltd.	285,183
47,600	China Vanke Co., Ltd., H Shares*^	83,771
88,400	Guangzhou R&F Properties Co., Ltd., H Shares^	89,508
253,418	Sino Land Co., Ltd.	392,300
41,946	ST Modwen Properties plc	249,360
64,649	Urban & Civic plc*	244,785

		1,406,392

Real Estate Operating Companies (11.5%):
48,557	Atrium European Real Estate, Ltd.	252,315
19,576	Atrium Ljungberg AB, B Shares	280,836
46,508	BR Malls Participacoes SA	365,603
68,800	BR Properties SA	362,623
6,307	BUWOG-Bauen Und Wohnen Gesellschaft mbH*	124,535
70,699	Capital & Counties Properties plc	375,562
562,588	Capital & Regional plc	442,335
12,819	Castellum AB	194,383
60,580	Citycon Oyj	201,959
24,990	Deutsche Annington Immobilien SE	722,554
7,792	Deutsche Euroshop AG^	336,998
30,223	Deutsche Wohnen AG	645,774
21,653	Fabege AB	275,102
36,494	First Capital Realty, Inc.	570,646

Continued

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Operating Companies, continued
53,706	Forest City Enterprises, Inc., Class A*	$1,050,489
12,749	GAGFAH SA*	236,749
461,000	Global Logistic Properties, Ltd.	978,485
111,320	Grainger Trust plc	334,502
10,800	Hispania Activos Inmobiliarios SA*	143,064
477,500	Hongkong Land Holdings, Ltd.	3,240,814
13,000	Hongkong Land Holdings, Ltd.	88,232
53,082	Hufvudstaden AB	659,505
68,700	Hulic Co., Ltd.	727,348
381,346	Hysan Development Co., Ltd.	1,764,240
50,438	Iguatemi Empresa de Shopping Centers SA	513,139
43,757	Investa Office Fund	128,010
10,803	LEG Immobilien AG	748,266
329,899	LXB Retail Properties plc*	725,552
72,388	Norwegian Property ASA*	108,230
11,500	NTT Urban Development Corp.	121,133
44,166	Prime Office AG*	168,468
11,253	PSP Swiss Property AG^	943,857
354,684	Quintain Estates & Development plc*	511,227
75,464	Sponda Oyj	341,122
391,050	Swire Properties, Ltd.	1,220,057
3,435	Swiss Prime Site AG^	255,151
57,114	Unite Group plc	392,763

		20,551,628

Residential REITs (10.1%):
16	Advance Residence Investment	37,229
37,356	AvalonBay Communities, Inc.	5,266,075
13,347	Boardwalk REIT	821,225
23,946	Camden Property Trust	1,641,019
3,721	Canadian Apartment Properties REIT	78,388
23,664	Equity Lifestyle Properties, Inc.	1,002,407
113,655	Equity Residential Property Trust	6,998,875
5,968	Essex Property Trust, Inc.	1,066,780
18,812	Mid-America Apartment Communities, Inc.	1,235,008

		18,147,006

Retail REITs (24.5%):
13,994	Acadia Realty Trust^	385,955
297	Altarea SCA	49,272
7,418	Calloway REIT	170,380
298,000	CapitaMall Trust	446,301
36,677	CFS Retail Property Trust	63,922
11,221	Corio NV	549,204
7,180	DDR Corp.	120,121
8,676	Eurocommercial Properties NV^	382,055
6,167	Federal Realty Investment Trust	730,543
198,035	Federation Centres	447,505
157,827	General Growth Properties, Inc.	3,716,826
186,364	Hammerson plc	1,732,233
307	Japan Retail Fund Investment Corp.	618,150
12,033	Klepierre	526,299
107,946	Liberty International plc	564,483
469,215	Link REIT (The)	2,704,593
39,655	Macerich Co. (The)	2,531,179

Shares		Fair Value
Common Stocks, continued
Retail REITs, continued
1,759	Mercialys SA	$38,350
36,133	National Retail Properties, Inc.^	1,249,118
16,149	Realty Income Corp.^	658,718
58,333	Regency Centers Corp.	3,140,065
75,041	RioCan REIT	1,720,220
963,113	Scentre Group*	2,757,550
65,963	Simon Property Group, Inc.	10,845,636
245,000	SPH REIT	203,464
58,442	Tanger Factory Outlet Centers, Inc.	1,912,222
1,041	Taubman Centers, Inc.	75,993
12,806	Unibail-Rodamco SE	3,288,234
3,841	Vastned Retail NV^	175,161
398,042	Westfield Corp.	2,588,433

		44,392,185

Specialized REITs (2.9%):
5,838	CubeSmart	104,967
25,117	Public Storage, Inc.	4,165,403
96,591	Safestore Holdings, Ltd.	334,938
3,256	Sovran Self Storage, Inc.	242,116
30,942	Sunstone Hotel Investors, Inc.	427,618

		5,275,042

Total Common Stocks (Cost $130,392,501)		180,407,997

Warrant (0.0%):
Diversified Real Estate Activies (0.0%):
47,204	Sun Hung Kai Properties, Ltd.*	78,910

Total Warrant (Cost $–)		78,910

Right (0.0%):
Office REITs (0.0%):
324,585	Beni Stabili SpA*	6,764

Total Right (Cost $–)		6,764

Shares or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (2.1%):
$3,818,679	Allianz Variable Insurance Products Securities Lending Collateral Trust (c)	3,818,679

Total Securities Held as Collateral for Securities on Loan (Cost $3,818,679)		3,818,679

Unaffiliated Investment Company (0.4%):
645,868	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (d)	645,868

Total Unaffiliated Investment Company (Cost $645,868)		645,868

Total Investment Securities (Cost $134,857,048)(e) - 101.9%		184,958,218
Net other assets (liabilities) - (1.9%)		(3,463,433)

Net Assets - 100.0%		$181,494,785

Percentages indicated are based on net assets as of September 30, 2014.

Continued

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2014. The total value of securities on loan as of September 30, 2014, was $3,639,685.
(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2014. The total of all such securities represent 0.00% of the net assets of the fund.
(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2014, these securities represent 0.00% of the net assets of the fund.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2014.
(d)	The rate represents the effective yield at September 30, 2014.
(e)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2014:

Country	Percentage
Australia	5.9%
Austria	0.1%
Belgium	0.1%
Belize	0.2%
Bermuda	1.8%
Brazil	0.5%
Canada	2.3%
China	—	%NM
Finland	0.3%
France	2.8%
Germany	1.5%
Hong Kong	10.2%
Italy	0.1%
Japan	13.7%
Jersey	0.1%
Luxembourg	0.1%
Netherlands	0.7%
Norway	0.1%
Singapore	2.6%
Spain	0.1%
Sweden	0.8%
Switzerland	0.7%
United Kingdom	6.9%
United States	48.4%

	100.0%

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL Morgan Stanley Mid Cap Growth Fund

Schedule of Portfolio Investments, continued

September 30, 2014

Shares		Fair Value
Common Stocks (92.2%):
Aerospace & Defense (2.5%):
63,996	TransDigm Group, Inc.	$11,796,383

Auto Components (3.9%):
76,571	Tesla Motors, Inc. *^	18,582,250

Biotechnology (1.4%):
23,794	Alnylam Pharmaceuticals, Inc. *^	1,858,311
3,171	Intercept Pharmaceuticals, Inc. *^	750,544
226,756	Ironwood Pharmaceuticals, Inc. *	2,937,625
28,596	Seattle Genetics, Inc. *^	1,063,199

		6,609,679

Commercial Services & Supplies (1.6%):
93,511	Edenred	2,303,920
46,331	Stericycle, Inc. *	5,400,341

		7,704,261

Communications Equipment (0.8%):
39,148	Palo Alto Networks, Inc. *	3,840,419

Diversified Financial Services (2.7%):
276,262	MSCI, Inc., Class A *	12,989,839

Electrical Equipment (0.4%):
32,720	Solarcity Corp. *^	1,950,112

Food Products (6.8%):
56,289	Keurig Green Mountain, Inc. ^	7,324,888
120,923	McCormick & Co.	8,089,749
176,788	Mead Johnson Nutrition Co.	17,010,541

		32,425,178

Health Care Equipment & Supplies (4.4%):
45,020	Intuitive Surgical, Inc. *	20,791,136

Health Care Technology (3.2%):
116,496	athenahealth, Inc. *^	15,341,358

Hotels, Restaurants & Leisure (5.6%):
85,545	Ctrip.com International, ADR *	4,855,534
261,485	Dunkin’ Brands Group, Inc. ^	11,719,757
62,501	Panera Bread Co., Class A *^	10,170,163

		26,745,454

Insurance (3.0%):
91,018	Arch Capital Group, Ltd. *	4,980,505
386,311	Progressive Corp. (The)	9,765,942

		14,746,447

Internet & Catalog Retail (2.9%):
398,397	Groupon, Inc. *^	2,661,292
47,107	TripAdvisor, Inc. *	4,306,522
50,618	Zalando SE *	1,374,395
148,983	zulily, Inc., Class A *^	5,644,966

		13,987,175

Internet Software & Services (11.6%):
105,199	LinkedIn Corp., Class A *	21,859,300
27,560	MercadoLibre, Inc. ^	2,994,394
56,025	Qihoo 360 Technology Co., Ltd., ADR *^	3,780,007
440,628	Twitter, Inc. *	22,727,592
226,179	Youku.com, Inc., ADR *^	4,053,128

		55,414,421

IT Services (5.1%):
87,680	FleetCor Technologies, Inc. *	12,461,081
163,774	Gartner, Inc. *	12,032,476

		24,493,557

Life Sciences Tools & Services (5.2%):
152,170	Illumina, Inc. *^	24,943,706

See accompanying notes to the schedules of portfolio investments.

AZL Morgan Stanley Mid Cap Growth Fund

Schedule of Portfolio Investments, continued

September 30, 2014

Shares		Fair Value
Common Stocks, continued
Machinery (1.9%):
159,474	Colfax Corp. *^	$9,085,234

Media (3.6%):
146,408	McGraw-Hill Cos., Inc. (The)	12,364,155
201,285	Pandora Media, Inc. *^	4,863,046

		17,227,201

Oil, Gas & Consumable Fuels (0.8%):
57,732	Range Resources Corp.	3,914,807

Pharmaceuticals (4.0%):
50	Endo Health Solutions, Inc. *	3,417
182,349	Endo International plc *	12,461,731
12,198	Pharmacyclics, Inc. *^	1,432,411
143,509	Zoetis, Inc.	5,302,658

		19,200,217

Professional Services (5.1%):
90,348	IHS, Inc., Class A *	11,310,666
97,804	Qualicorp SA *	967,850
195,930	Verisk Analytics, Inc., Class A *	11,930,178

		24,208,694

Software (11.5%):
261,620	FireEye, Inc. *^	7,995,107
43,535	NetSuite, Inc. *^	3,898,124
97,964	ServiceNow, Inc. *	5,758,324
83,718	Solera Holdings, Inc.	4,718,346
243,858	Splunk, Inc. *^	13,499,979
36,284	Tableau Software, Inc., Class A *	2,636,033
175,050	Workday, Inc., Class A *^	14,441,626
618,353	Zynga, Inc. *	1,669,553

		54,617,092

Technology Hardware, Storage & Peripherals (1.0%):
43,752	3D Systems Corp. *^	2,028,780
23,744	Stratasys, Ltd. *	2,867,800

		4,896,580

Textiles, Apparel & Luxury Goods (3.2%):
86,936	Lululemon Athletica, Inc. *	3,652,181
162,136	Michael Kors Holdings, Ltd. *	11,574,889

		15,227,070

Total Common Stocks (Cost $353,275,938)		440,738,270

Private Placements (2.6%):
Internet & Catalog Retail (0.6%):
37,815	Flipkart, Preferred (a)(b)	2,728,352
33,446	Peixe Urbano, Inc. *(a)(b)	70,906

		2,799,258

Internet Software & Services (2.0%):
76,914	Airbnb, Inc., Series D Preferred (a)(b)	3,114,248
245,606	Dropbox, Inc. *(a)(b)	4,384,067
229,712	Palantir Technologies, Inc., Series G Preferred *(a)(b)	1,378,272
67,672	Palantir Technologies, Inc., Series H Preferred (a)(b)	406,032
67,672	Palantir Technologies, Inc., Series H-1 Preferred (a)(b)	406,032

		9,688,651

See accompanying notes to the schedules of portfolio investments.

AZL Morgan Stanley Mid Cap Growth Fund

Schedule of Portfolio Investments, continued

September 30, 2014

Shares		Fair Value
Private Placements, continued
Transportation Infrastructure (0.0%):
818,433	Better Place LLC, Preferred (a)(b)	$—

Total Private Placements (Cost $10,546,786)		12,487,909

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (24.5%):
$116,958,551	Allianz Variable Insurance Products Securities Lending Collateral Trust (c)	116,958,551

Total Securities Held as Collateral for Securities on Loan (Cost $116,958,551)		116,958,551

Unaffiliated Investment Company (3.3%):
15,611,984	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (d)	15,611,984

Total Unaffiliated Investment Company (Cost $15,611,984)		15,611,984

Total Investment Securities (Cost $496,393,259)(e) - 122.6%		585,796,714
Net other assets (liabilities) - (22.6)%		(108,052,182)

Net Assets - 100.0%		$477,744,532

Percentages indicated are based on net assets as of September 30, 2014.

ADR	- American Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2014. The total value of securities on loan as of September 30, 2014, was $113,514,994.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2014, these securities represent 2.61% of the net assets of the fund.
(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2014. The total of all such securities represent 2.61% of the net assets of the fund.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2014.
(d)	The rate represents the effective yield at September 30, 2014.
(e)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

See accompanying notes to the schedules of portfolio investments.

AZL NFJ International Value Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (97.7%):
Aerospace & Defense (2.3%):
119,950	BAE Systems plc, ADR ^	$3,678,867

Auto Components (1.2%):
19,600	Magna International, Inc., ADR	1,860,236

Automobiles (3.8%):
243,450	Isuzu Motors, Ltd.	3,444,312
55,000	Tata Motors, Ltd., ADR	2,404,050

		5,848,362

Banks (18.5%):
101,400	Australia & New Zealand Banking Group, Ltd., ADR	2,744,391
213,170	Banco Bradesco SA, ADR	3,037,673
722,100	Bank Rakyat Indonesia	613,839
494,500	Barclays plc	1,821,416
951,100	BOC Hong Kong Holdings, Ltd.	3,034,671
4,022,000	China Construction Bank	2,821,435
463,839	HSBC Holdings plc	4,719,935
1,526,000	Mizuho Financial Group, Inc.	2,727,669
110,400	Sberbank of Russia, ADR	868,627
61,100	Toronto-Dominion Bank (The)	3,017,729
84,800	United Overseas Bank, Ltd., ADR	2,984,112

		28,391,497

Beverages (1.8%):
30,400	Carlsberg A/S, Class B	2,697,259

Chemicals (2.8%):
141,400	Israel Chemicals, Ltd.	1,017,294
18,500	Methanex Corp.	1,235,800
72,800	Nitto Denko Corp., ADR ^	1,998,360

		4,251,454

Construction Materials (1.8%):
870,000	Anhui Conch Cement Co., Ltd. ^	2,780,152

Containers & Packaging (1.0%):
69,797	Smurfit Kappa Group plc	1,529,295

Diversified Financial Services (0.9%):
20,800	Deutsche Boerse AG	1,404,113

Diversified Telecommunication Services (2.3%):
138,800	Orange SA, ADR ^	2,045,912
66,200	Telenor ASA	1,453,181

		3,499,093

Electric Utilities (1.6%):
174,700	Companhia Paranaense de Energia, ADR ^	2,388,149

Electronic Equipment, Instruments & Components (2.2%):
439,800	Hitachi, Ltd.	3,347,671

Energy Equipment & Services (0.9%):
25,200	Ensco plc, Class A, ADR ^	1,041,012
2,908	Technip-Coflexip SA	243,971

		1,284,983

Food & Staples Retailing (0.9%):
443,900	Tesco plc	1,327,729

Food Products (1.7%):
6,447,500	Golden Agri-Resources, Ltd.	2,599,833

Household Durables (2.0%):
141,115	Persimmon plc *	3,032,555

Household Products (1.0%):
61,300	Svenska Cellulosa AB, ADR ^	1,455,262

Shares		Fair Value
Common Stocks, continued
Industrial Conglomerates (3.1%):
62,460	Koc Holding AS, ADR	$1,441,577
27,300	Siemens AG, Registered Shares	3,253,395

		4,694,972

Insurance (8.7%):
70,900	Axis Capital Holdings, Ltd.	3,355,697
181,800	Manulife Financial Corp.	3,499,650
17,700	RenaissanceRe Holdings, Ltd.	1,769,823
157,100	Zurich Insurance Group AG, ADR	4,682,994

		13,308,164

IT Services (1.3%):
27,100	Cap Gemini SA	1,940,728

Machinery (1.0%):
67,600	Komatsu, Ltd.	1,564,935

Media (1.1%):
113,121	British Sky Broadcasting Group plc	1,608,578

Metals & Mining (3.0%):
54,400	Rio Tinto plc, Registered Shares, ADR ^	2,675,392
171,900	Vale SA, ADR ^	1,892,619

		4,568,011

Multiline Retail (1.0%):
111,550	Marks & Spencer Group plc, ADR	1,464,652

Multi-Utilities (1.8%):
555,900	Centrica plc	2,763,939

Oil, Gas & Consumable Fuels (12.8%):
1,067,418	Beach Energy, Ltd.	1,317,917
3,668,695	China Petroleum & Chemical Corp. (Sinopec), H Shares	3,210,277
49,700	LUKOIL, ADR	2,529,730
61,000	Royal Dutch Shell plc, ADR	4,643,930
86,400	Sasol, Ltd., ADR	4,707,936
114,900	Statoil ASA, ADR ^	3,120,684

		19,530,474

Pharmaceuticals (5.2%):
31,000	Sanofi-Aventis SA	3,496,847
84,400	Teva Pharmaceutical Industries, Ltd., ADR	4,536,500

		8,033,347

Semiconductors & Semiconductor Equipment (1.3%):
97,900	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,975,622

Software (2.0%):
28,700	Open Text Corp.	1,590,554
62,469	Sage Group plc (The), ADR	1,473,019

		3,063,573

Tobacco (2.1%):
74,700	Imperial Tobacco Group plc	3,212,805

Trading Companies & Distributors (2.0%):
9,600	Mitsui & Co., Ltd., ADR	3,027,648

Water Utilities (1.7%):
313,000	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	2,538,430

Wireless Telecommunication Services (2.9%):
292,800	China Mobile, Ltd.	3,437,119

Continued

AZL NFJ International Value Fund

Schedule of Portfolio Investments continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Wireless Telecommunication Services, continued
74,200	Mobile TeleSystems, ADR	$1,108,548

		4,545,667

Total Common Stocks (Cost $134,965,156)		149,218,055

Preferred Stock (1.9%):
Automobiles (1.9%):
13,700	Volkswagen AG	2,843,852

Total Preferred Stock (Cost $2,807,254)		2,843,852

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (7.8%):
$11,898,546	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	11,898,546

Total Securities Held as Collateral for Securities on Loan (Cost $11,898,546)		11,898,546

Unaffiliated Investment Company (1.3%):
1,908,759	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	1,908,759

Total Unaffiliated Investment Company (Cost $1,908,759)		1,908,759

Total Investment Securities (Cost $151,579,715)(c) - 108.7%		165,869,212
Net other assets (liabilities) - (8.7)%		(13,266,104)

Net Assets - 100.0%		$152,603,108

Percentages indicated are based on net assets as of September 30, 2014.

ADR	- American Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2014. The total value of securities on loan as of September 30, 2014, was $11,519,309.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2014.
(b)	The rate represents the effective yield at September 30, 2014.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2014:

Country	Percentage
Australia	2.4%
Bermuda	3.1%
Brazil	5.9%
Canada	6.8%
China	5.3%
Denmark	1.6%
France	4.7%
Germany	4.5%
Hong Kong	3.9%
India	1.4%
Indonesia	0.4%
Ireland (Republic of)	0.9%
Israel	3.3%
Japan	9.7%
Norway	2.8%
Russian Federation	2.7%
Singapore	3.4%
South Africa	2.8%
Sweden	0.9%
Switzerland	2.8%
Taiwan	1.2%
Turkey	0.9%
United Kingdom	20.2%
United States	8.4%

100.0%

See accompanying notes to the schedules of portfolio investments.

AZL Oppenheimer Discovery Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (95.3%):
Aerospace & Defense (1.2%):
54,230	Curtiss-Wright Corp. ^	$3,574,842

Airlines (0.8%):
19,557	Allegiant Travel Co. ^	2,418,419

Auto Components (1.1%):
80,750	Gentherm, Inc. *^	3,410,073

Banks (3.7%):
111,290	Bank of the Ozarks, Inc. ^	3,507,861
28,750	PrivateBancorp, Inc.	859,913
33,020	Signature Bank *^	3,700,220
129,400	Western Alliance BanCorp *^	3,092,660

		11,160,654

Beverages (0.6%):
7,990	Boston Beer Co., Inc. (The), A *^	1,771,862

Biotechnology (1.5%):
40,820	Cepheid, Inc. *^	1,797,305
56,010	Exact Sciences Corp. *^	1,085,474
26,330	Ultragenyx Pharmaceutical, Inc. *^	1,490,278

		4,373,057

Building Products (1.2%):
74,280	A.O. Smith Corp. ^	3,511,958

Capital Markets (1.2%):
41,430	Evercore Partners, Inc., A ^	1,947,210
55,304	HFF, Inc., A ^	1,601,051

		3,548,261

Chemicals (0.7%):
62,750	PolyOne Corp.	2,232,645

Commercial Services & Supplies (1.6%):
135,350	Mobile Mini, Inc. ^	4,733,190

Construction Materials (2.4%):
53,790	CaesarStone Sdot-Yam, Ltd.	2,779,867
44,620	Eagle Materials, Inc. ^	4,543,654

		7,323,521

Diversified Consumer Services (2.1%):
57,834	Bright Horizons Family Solutions, Inc. *	2,432,498
53,630	Grand Canyon Education, Inc. *^	2,186,495
116,920	Lifelock, Inc. *^	1,670,787

		6,289,780

Electrical Equipment (1.4%):
112,090	Methode Electronics, Inc.	4,132,758

Energy Equipment & Services (0.8%):
76,263	Forum Energy Technologies, Inc. *^	2,334,410

Food Products (2.7%):
141,050	Boulder Brands, Inc. *^	1,922,512
22,920	Hain Celestial Group, Inc. *^	2,345,862
24,838	J & J Snack Foods Corp.	2,323,843
138,941	SunOpta, Inc. *	1,677,018

		8,269,235

Health Care Equipment & Supplies (5.6%):
41,930	Cantel Medical Corp.	1,441,553
62,340	Cardiovascular Systems, Inc. *	1,473,094
89,038	Dexcom, Inc. *^	3,560,630
49,240	Insulet Corp. *^	1,814,494
133,700	Spectranetics Corp. (The) *^	3,552,409
71,590	West Pharmaceutical Services, Inc.	3,204,368

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
63,615	Wright Medical Group, Inc. *^	$1,927,535

		16,974,083

Health Care Providers & Services (7.4%):
98,790	Acadia Healthcare Co., Inc. *^	4,791,315
36,410	Centene Corp. *^	3,011,471
86,710	ExamWorks Group, Inc. *^	2,839,753
37,280	HealthEquity, Inc. *	682,597
74,056	LifePoint Hospitals, Inc. *^	5,123,935
100,430	Team Health Holdings, Inc. *	5,823,935

		22,273,006

Health Care Technology (0.6%):
61,160	Omnicell, Inc. *	1,671,503

Hotels, Restaurants & Leisure (3.9%):
33,370	Buffalo Wild Wings, Inc. *^	4,480,590
77,110	Fiesta Restaurant Group, Inc. *^	3,830,825
117,680	La Quinta Holdings, Inc. *^	2,234,742
36,130	Zoe’s Kitchen, Inc. *^	1,111,359

		11,657,516

Household Durables (0.4%):
11,669	GoPro, Inc., Class A *^	1,093,385

Internet Software & Services (6.0%):
105,300	Cornerstone OnDemand, Inc. *^	3,623,373
49,420	Demandware, Inc. *^	2,516,466
61,470	GrubHub, Inc. *^	2,104,733
54,580	Shutterstock, Inc. *^	3,895,920
23,580	Sps Commerce, Inc. *	1,253,277
53,055	WebMD Health Corp. *^	2,218,230
35,060	Yelp, Inc. *^	2,392,845

		18,004,844

Life Sciences Tools & Services (1.5%):
34,460	Albany Molecular Research, Inc. *^	760,532
66,360	ICON plc *	3,797,783

		4,558,315

Machinery (6.2%):
51,880	Greenbrier Companies, Inc. ^	3,806,954
64,260	Middleby Corp. (The) *	5,663,233
60,510	Proto Labs, Inc. *^	4,175,190
64,400	Wabtec Corp.	5,218,976

		18,864,353

Media (0.5%):
62,490	Pandora Media, Inc. *^	1,509,758

Metals & Mining (1.0%):
175,440	AK Steel Holding Corp. *^	1,405,274
24,218	US Silica Holdings, Inc. ^	1,513,868

		2,919,142

Multiline Retail (0.9%):
68,540	Burlington Stores, Inc. *^	2,732,004

Oil, Gas & Consumable Fuels (4.5%):
101,750	Athlon Energy, Inc. *^	5,924,902
59,283	C&J Energy Services, Inc. *^	1,811,096
49,540	Diamondback Energy, Inc. *^	3,704,601
80,710	Matador Resources Co. *^	2,086,354

		13,526,953

Pharmaceuticals (3.2%):
150,020	Akorn, Inc. *^	5,441,225
32,000	Biodelivery Sciences International, Inc. *	546,880

Continued

AZL Oppenheimer Discovery Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
36,150	Pacira Pharmaceuticals, Inc. *^	$3,503,658

		9,491,763

Professional Services (3.5%):
35,130	CoStar Group, Inc. *^	5,464,121
48,620	Huron Consulting Group, Inc. *^	2,964,361
86,020	Korn/Ferry International *^	2,141,898

		10,570,380

Real Estate Investment Trusts (REITs) (0.8%):
61,349	Pebblebrook Hotel Trust ^	2,290,772

Road & Rail (1.9%):
24,400	Genesee & Wyoming, Inc., Class A *^	2,325,564
27,390	Old Dominion Freight Line, Inc. *^	1,934,830
31,090	Saia, Inc. *^	1,540,820

		5,801,214

Semiconductors & Semiconductor Equipment (4.2%):
84,270	Cavium, Inc. *^	4,190,747
135,660	Monolithic Power Systems, Inc. ^	5,975,823
113,330	Spansion, Inc. *^	2,582,791

		12,749,361

Software (12.4%):
79,450	Aspen Technology, Inc. *	2,996,854
83,720	Envestnet, Inc. *	3,767,400
125,080	Guidewire Software, Inc. *	5,546,047
115,060	Proofpoint, Inc. *^	4,273,328
58,620	ServiceNow, Inc. *^	3,445,684
60,330	Tableau Software, Inc., Class A *^	4,382,975
55,570	Tyler Technologies, Inc. *^	4,912,388
47,650	Ultimate Software Group, Inc. (The) *^	6,742,951
39,350	Veeva Systems, Inc., Class A *^	1,108,490

		37,176,117

Specialty Retail (0.9%):
37,260	Lithia Motors, Inc., A ^	2,820,209

Technology Hardware, Storage & Peripherals (1.3%):
33,520	Stratasys, Ltd. *^	4,048,546

Textiles, Apparel & Luxury Goods (3.6%):
39,560	Deckers Outdoor Corp. *^	3,844,441
38,010	G-III Apparel Group, Ltd. *^	3,149,509
70,950	Skechers U.S.A., Inc., Class A *^	3,782,345

		10,776,295

Trading Companies & Distributors (2.0%):
148,070	H&E Equipment Services, Inc.	5,964,260

Total Common Stocks (Cost $246,117,656)		286,558,444

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (28.3%):
$85,205,987	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	$85,205,987

Total Securities Held as Collateral for Securities on Loan (Cost $85,205,987)		85,205,987

Unaffiliated Investment Company (3.9%):
11,758,495	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	11,758,495

Total Unaffiliated Investment Company (Cost $11,758,495)		11,758,495

Total Investment Securities (Cost $343,082,138)(c) - 127.5%		383,522,926
Net other assets (liabilities) - (27.5)%		(82,741,463)

Net Assets - 100.0%		$300,781,463

Percentages indicated are based on net assets as of September 30, 2014.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2014. The total value of securities on loan as of September 30, 2014, was $82,184,236.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2014.
(b)	The rate represents the effective yield at September 30, 2014.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

See accompanying notes to the schedules of portfolio investments.

AZL Pyramis Core Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Principal Amount		Fair Value
Asset Backed Securities (3.8%):
$1,155,000	AmeriCredit Automobile Receivables Trust, Class D, Series 2012-5, 2.35%, 12/10/18	$1,158,010
900,000	AmeriCredit Automobile Receivables Trust, Class D, Series 2013-3, 3.00%, 7/8/19	911,824
1,750,000	AmeriCredit Automobile Receivables Trust, Class C, Series 2013-4, 2.72%, 9/9/19	1,782,379
1,750,000	AmeriCredit Automobile Receivables Trust, Class D, Series 2013-4, 3.31%, 10/8/19	1,786,869
27,755	CFC LLC, Class A, Series 2013-1A, 1.65%, 7/17/17(a)	27,819
4,220,000	CFC LLC, Class B, Series 2013-1A, 2.75%, 11/15/18(a)	4,281,539
124,523	Countrywide Asset-Backed Certificates Trust, Class AF5, Series 2004-7, 5.87%, 1/25/35(b)	130,090
1,130,000	Ford Credit Floorplan Master Owner Trust, Class C, Series 2013-3, 1.29%, 6/15/17	1,133,258
1,130,000	Ford Credit Floorplan Master Owner Trust, Class D, Series 2013-3, 1.74%, 6/15/17	1,132,485
387,000	Santander Drive Auto Receivables Trust, Class C, Series 2014-2, 2.33%, 11/15/19	386,242
959,000	Santander Drive Auto Receivables Trust, Class B, Series 2014-3, 1.45%, 5/15/19	954,528
963,000	Santander Drive Auto Receivables Trust, Class C, Series 2014-3, 2.13%, 8/17/20	954,971
220,000	Santander Drive Auto Receivables Trust, Class C, Series 2014-4, 2.60%, 11/16/20	219,769

Total Asset Backed Securities (Cost $14,772,170)		14,859,783

Collateralized Mortgage Obligations (10.6%):
2,187,220	Banc of America Commercial Mortgage Trust, Class A4, Series 2006-3, 5.89%, 7/10/44(b)	2,330,228
106,420	Bank of America Commercial Mortgage Trust, Class A4, Series 2007-1, 5.45%, 1/15/49	113,959
208,512	Citigroup Mortgage Loan Trust, Inc., Class A, Series 2012-A, 2.50%, 6/25/51(a)	202,091
320,000	Extended Stay America Trust, Class BFL, Series 2013-ESFL, 1.26%, 12/5/31(a)(b)	320,053
230,000	Extended Stay America Trust, Class CFL, Series 2013-ESFL, 1.66%, 12/5/31(a)(b)	229,922
5,070,000	GE Capital Commercial Mortgage Corp., Class A4, Series 2007-C1, 5.54%, 12/10/49	5,435,085

Principal Amount		Fair Value
Collateralized Mortgage Obligations
$3,700,000	Granite Master Issuer plc, Class M2, Series 2006-1A, 0.73%, 12/20/54(a)(b)	$3,635,251
3,750,000	Granite Master Issuer plc, Class M2, Series 2006-3, 0.71%, 12/20/54(b)	3,681,324
634,472	Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust, Class A4, Series 2007-GG9, 6.01%, 7/10/38(b)	673,378
900,000	Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust, Class A4, Series 2007-GG9, 5.44%, 3/10/39	969,454
297,000	GS Mortgage Securities Trust, Class A4, Series 2006-GG6, 5.55%, 4/10/38(b)	309,474
284,000	GS Mortgage Securities Trust, Class A4, Series 2006-GG8, 5.56%, 11/10/39	304,109
4,112,000	Hilton USA Trust, Class DFX, Series 2013-HLT, 4.41%, 11/5/30(a)	4,192,250
345,000	JPMorgan Chase Commercial Mortgage Securities Corp., Class A4, Series 2006-LDP7, 6.06%, 4/15/45(b)	365,932
328,657	JPMorgan Chase Commercial Mortgage Securities Corp., Class A1A, Series 2006-LDP8, 5.40%, 5/15/45	350,022
459,275	JPMorgan Chase Commercial Mortgage Securities Corp., Class A4, Series 2007-CB18, 5.44%, 6/12/47	494,715
5,157,000	JPMorgan Chase Commercial Mortgage Securities Corp., Class A4, Series 2007-LD11, 5.98%, 6/15/49(b)	5,586,613
127,000	JPMorgan Chase Commercial Mortgage Securities Corp., Class C, Series 2014-BXH, 1.80%, 4/15/27(a)(b)	127,000
271,000	JPMorgan Chase Commercial Mortgage Securities Corp., Class D, Series 2014-BXH, 2.40%, 4/15/27(a)(b)	270,661
3,916,186	LB-UBS Commercial Mortgage Trust, Class A3, Series 2007-C7, 5.87%, 9/15/45(b)	4,333,239
1,390,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Class A4, Series 2007-6, 5.48%, 3/12/51(b)	1,506,889
469,546	Merrill Lynch/Countrywide Commercial Mortgage Trust, Class A4, Series 2007-5, 5.38%, 8/12/48	501,972

Continued

AZL Pyramis Core Bond Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations
$1,970,000	Morgan Stanley Capital I, Class A4, Series 2007-IQ14, 5.69%, 4/15/49(b)	$2,139,869
322,528	Wachovia Bank Commercial Mortgage Trust, Class A1A, Series 2006-C26, 6.01%, 6/15/45(b)	344,784
1,023,321	Wachovia Bank Commercial Mortgage Trust, Class A4, Series 2007-C33, 6.14%, 7/15/17(b)	1,103,080
1,843,000	Wachovia Bank Commercial Mortgage Trust, Class A4, Series 2007-C31, 5.51%, 4/15/47	1,970,173
322,000	Wachovia Bank Commercial Mortgage Trust, Class A5, Series 2007-C31, 5.50%, 4/15/47	350,216

Total Collateralized Mortgage Obligations (Cost $42,472,098)		41,841,743

Corporate Bonds (33.1%):
Airlines (0.1%):
218,167	Continental Airlines 1998-1, Class A, Series 981, 6.65%, 9/15/17	231,257

Automobiles (0.0%):
53,000	General Motors Co., 6.25%, 10/2/43	62,010

Banks (4.3%):
320,000	Bank of America Corp., Series L, 1.35%, 11/21/16	320,433
113,000	Bank of America Corp., 3.88%, 3/22/17	118,964
3,677,000	Bank of America Corp., 2.60%, 1/15/19	3,669,836
872,000	Bank of America Corp., Series L, 2.65%, 4/1/19^	869,327
550,000	Bank of America Corp., 5.70%, 1/24/22	630,158
466,000	Bank of America Corp., 4.20%, 8/26/24^	461,971
534,000	Capital One NA, Series BNKT, 2.95%, 7/23/21^	525,844
250,000	Discover Bank, 7.00%, 4/15/20	295,765
590,000	Discover Bank, Series BKNT, 3.20%, 8/9/21, Callable 7/9/21 @ 100	583,463
250,000	Huntington National Bank (The), Series BKNT, 1.30%, 11/20/16, Callable 10/20/16 @ 100	250,929
400,000	Huntington National Bank (The), 2.20%, 4/1/19, Callable 3/1/19 @ 100	397,453
431,000	JPMorgan Chase & Co., 2.00%, 8/15/17	434,674
2,340,000	JPMorgan Chase & Co., 2.35%, 1/28/19^	2,328,724
987,000	JPMorgan Chase & Co., 3.88%, 9/10/24^	967,599
28,000	M&I Marshall & Ilsley Bank, Series BKNT, 5.00%, 1/17/17	29,980

Principal Amount		Fair Value
Corporate Bonds
Banks, continued
$1,278,000	Regions Bank, Series BKNT, 7.50%, 5/15/18, MTN	$1,489,991
500,000	Regions Bank, 6.45%, 6/26/37	587,400
500,000	Regions Financial Corp., 5.75%, 6/15/15	515,936
88,000	Regions Financial Corp., 2.00%, 5/15/18, Callable 4/15/18 @ 100	86,961
32,000	SunTrust Banks, Inc., Series BKNT, 3.50%, 1/20/17, Callable 12/20/16 @ 100	33,563
181,000	SunTrust Banks, Inc., 2.35%, 11/1/18, Callable 10/1/18 @ 100	181,434
1,200,000	Wachovia Bank NA, Series BKNT, 6.00%, 11/15/17	1,353,863
800,000	Wells Fargo & Co., 4.10%, 6/3/26	797,188

		16,931,456

Biotechnology (0.7%):
781,000	Amgen, Inc., 1.25%, 5/22/17	776,895
1,937,000	Amgen, Inc., 2.20%, 5/22/19, Callable 4/22/19 @ 100	1,916,470

		2,693,365

Capital Markets (2.7%):
147,000	Affiliated Managers Group, Inc., 4.25%, 2/15/24	150,908
1,355,000	Goldman Sachs Group, Inc. (The), 6.25%, 9/1/17	1,522,004
400,000	Goldman Sachs Group, Inc. (The), 1.75%, 9/15/17	398,905
1,000,000	Goldman Sachs Group, Inc. (The), 6.15%, 4/1/18	1,127,560
642,000	Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18	657,604
1,142,000	Goldman Sachs Group, Inc. (The), 2.63%, 1/31/19	1,139,063
490,000	Morgan Stanley, Series G, 5.45%, 1/9/17	532,232
1,300,000	Morgan Stanley, Series F, 6.63%, 4/1/18, MTN	1,488,791
180,000	Morgan Stanley, 2.13%, 4/25/18	179,981
2,060,000	Morgan Stanley, 2.50%, 1/24/19^	2,060,138
784,000	Morgan Stanley, Series G, 2.38%, 7/23/19^	771,603
523,000	Morgan Stanley, 4.88%, 11/1/22^	552,540
68,000	Retail Opportunity Investments Corp., 5.00%, 12/15/23, Callable 9/15/23 @ 100	72,400

		10,653,729

Consumer Finance (2.5%):
320,000	Capital One Financial Corp., 2.45%, 4/24/19, Callable 3/24/19 @ 100	318,657
1,000,000	Ford Motor Credit Co. LLC, 2.50%, 1/15/16^	1,018,392
1,140,000	Ford Motor Credit Co. LLC, 1.50%, 1/17/17^	1,138,108
324,000	Ford Motor Credit Co. LLC, 3.00%, 6/12/17	334,393

Continued

AZL Pyramis Core Bond Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds
Consumer Finance, continued
$ 600,000	Ford Motor Credit Co. LLC, 5.00%, 5/15/18	$655,288
600,000	Ford Motor Credit Co. LLC, 2.88%, 10/1/18	612,715
1,100,000	Ford Motor Credit Co. LLC, 2.38%, 3/12/19^	1,088,857
751,000	Ford Motor Credit Co. LLC, 5.88%, 8/2/21	863,518
902,000	Ford Motor Credit Co. LLC, 4.38%, 8/6/23	945,245
68,000	Lazard Group LLC, 6.85%, 6/15/17	76,616
186,000	Lazard Group LLC, 4.25%, 11/14/20	194,448
48,000	NiSource Finance Corp., 6.40%, 3/15/18	54,786
1,600,000	NiSource Finance Corp., 4.45%, 12/1/21, Callable 9/1/21 @ 100	1,717,191
94,000	Synchrony Financial, 1.88%, 8/15/17, Callable 7/15/17 @ 100	94,130
138,000	Synchrony Financial, 3.00%, 8/15/19, Callable 7/15/19 @ 100^	138,378
510,000	Synchrony Financial, 3.75%, 8/15/21, Callable 6/15/21 @ 100^	514,607
210,000	Synchrony Financial, 4.25%, 8/15/24, Callable 5/15/24 @ 100	210,026

		9,975,355

Diversified Financial Services (3.4%):
270,000	Bank of America NA, Series BKNT, 5.30%, 3/15/17	292,522
1,807,000	Citigroup, Inc., 1.25%, 1/15/16	1,816,325
500,000	Citigroup, Inc., 1.70%, 7/25/16^	505,068
570,000	Citigroup, Inc., 1.30%, 11/15/16	570,112
900,000	Citigroup, Inc., 6.00%, 8/15/17	1,007,978
1,043,000	Citigroup, Inc., 6.13%, 11/21/17	1,176,614
1,271,000	Citigroup, Inc., 2.55%, 4/8/19^	1,270,034
1,573,000	Citigroup, Inc., 2.50%, 7/29/19	1,558,982
730,000	Citigroup, Inc., 4.05%, 7/30/22	739,368
769,000	Citigroup, Inc., 5.30%, 5/6/44^	799,035
1,000,000	Discover Financial Services, 5.20%, 4/27/22	1,094,883
110,000	General Motors Financial Co., Inc., 3.00%, 9/25/17	111,100
85,000	General Motors Financial Co., Inc., 3.25%, 5/15/18	85,425
50,000	General Motors Financial Co., Inc., 3.50%, 7/10/19	50,375
320,000	General Motors Financial Co., Inc., 4.38%, 9/25/21	327,200
85,000	General Motors Financial Co., Inc., 4.25%, 5/15/23	85,319
112,000	Hyundai Capital America, Inc., 1.63%, 10/2/15(a)	112,770
91,000	Hyundai Capital America, Inc., 1.88%, 8/9/16(a)	92,129
378,000	Hyundai Capital America, Inc., 1.45%, 2/6/17(a)	377,728
124,000	Hyundai Capital America, Inc., 2.13%, 10/2/17(a)	125,502

Principal Amount		Fair Value
Corporate Bonds
Diversified Financial Services, continued
$ 161,000	Hyundai Capital America, Inc., 2.88%, 8/9/18(a)	$164,920
378,000	Hyundai Capital America, Inc., 2.55%, 2/6/19(a)	380,974
444,000	JPMorgan Chase Bank NA, Series BKNT, 6.00%, 10/1/17^	496,418
161,000	Tanger Properties LP, 3.88%, 12/1/23, Callable 9/1/23 @ 100	162,660

		13,403,441

Diversified Telecommunication Services (3.2%):
820,000	CenturyLink, Inc., Series N, 6.00%, 4/1/17	881,910
28,000	CenturyLink, Inc., Series R, 5.15%, 6/15/17^	29,330
62,000	CenturyLink, Inc., Series Q, 6.15%, 9/15/19	66,340
4,812,000	Verizon Communications, Inc., 2.50%, 9/15/16	4,938,517
3,751,000	Verizon Communications, Inc., 4.50%, 9/15/20^	4,058,034
346,000	Verizon Communications, Inc., 6.40%, 9/15/33	421,503
500,000	Verizon Communications, Inc., 6.25%, 4/1/37	604,997
410,000	Verizon Communications, Inc., 6.55%, 9/15/43	512,251
930,000	Verizon Communications, Inc., 5.01%, 8/21/54(a)	934,415

		12,447,297

Electric Utilities (1.8%):
146,000	American Transmission Systems, Inc., 5.00%, 9/1/44, Callable 3/1/44 @ 100(a)	146,885
482,000	FirstEnergy Corp., Series A, 2.75%, 3/15/18, Callable 2/15/18 @ 100	483,919
1,500,000	FirstEnergy Corp., Series B, 4.25%, 3/15/23, Callable 12/15/22 @ 100	1,491,261
2,430,000	FirstEnergy Corp., Series C, 7.38%, 11/15/31	2,872,712
91,000	Northeast Utilities, 1.45%, 5/1/18, Callable 4/1/18 @ 100	89,552
117,000	NV Energy, Inc., 6.25%, 11/15/20	137,596
600,000	Progress Energy, Inc., 4.40%, 1/15/21, Callable 10/15/20 @ 100	654,657
49,000	Puget Energy, Inc., 6.00%, 9/1/21	56,978
1,000,000	West Penn Power Co., 5.95%, 12/15/17(a)	1,117,143

		7,050,703

Electrical Equipment (0.1%):
34,000	Ingersoll-Rand Global Holding Co., Ltd., 2.88%, 1/15/19	34,727
240,000	Ingersoll-Rand Global Holding Co., Ltd., 4.25%, 6/15/23	251,685

		286,412

Continued

AZL Pyramis Core Bond Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds
Energy Equipment & Services (0.3%):
$ 985,000	Pemex Proj FDG Master TR, 5.75%, 3/1/18	$1,090,888

Food & Staples Retailing (0.2%):
286,000	CVS Health Corp., 2.25%, 12/5/18, Callable 11/5/18 @ 100^	287,036
370,000	Kroger Co. (The), 3.30%, 1/15/21, Callable 12/15/20 @ 100^	375,145

		662,181

Food Products (0.3%):
130,000	ConAgra Foods, Inc., 1.90%, 1/25/18	129,221
110,000	ConAgra Foods, Inc., 3.20%, 1/25/23, Callable 10/25/22 @ 100^	105,499
500,000	Tyson Foods, Inc., 3.95%, 8/15/24, Callable 5/15/24 @ 100^	500,876
216,000	Wm. Wrigley Jr. Co., 1.40%, 10/21/16(a)	217,078
309,000	Wm. Wrigley Jr. Co., 2.00%, 10/20/17(a)	311,889

		1,264,563

Health Care Providers & Services (0.6%):
500,000	Express Scripts Holding Co., 4.75%, 11/15/21^	546,039
1,600,000	Express Scripts Holding Co., 3.90%, 2/15/22	1,657,211
300,000	McKesson Corp., 2.28%, 3/15/19	297,812

		2,501,062

Independent Power and Renewable Electricity Producers (0.3%):
1,196,000	Dominion Resources, Inc., Series 06-B, 2.53%, 9/30/66, Callable 10/30/14 @ 100(b)	1,105,517

Insurance (2.3%):
307,000	American International Group, Inc., Series G, 5.60%, 10/18/16, MTN^	334,228
103,000	American International Group, Inc., 4.88%, 6/1/22^	113,292
600,000	Aon plc, 5.00%, 9/30/20	666,128
1,100,000	Five Corners Funding Trust, 4.42%, 11/15/23(a)	1,147,107
59,000	Hartford Financial Services Group, Inc. (The), 5.13%, 4/15/22	65,805
700,000	Liberty Mutual Group, Inc., 5.00%, 6/1/21(a)	764,579
180,000	Liberty Mutual Group, Inc., 4.25%, 6/15/23(a)	183,964
978,000	Marsh & McLennan Cos., Inc., 4.80%, 7/15/21, Callable 4/15/21 @ 100	1,076,991
291,000	MetLife Global Funding, Inc., 1.88%, 6/22/18(a)	289,506
300,000	Northwestern Mutual Life Insurance Co. (The), 6.06%, 3/30/40(a)	371,521

Principal Amount		Fair Value
Corporate Bonds
Insurance, continued
$1,077,000	Pacific Life Corp., 6.00%, 2/10/20(a)	$1,226,461
500,000	Pacific Life Corp., 9.25%, 6/15/39(a)	774,566
436,000	Pacific Life Corp., 5.13%, 1/30/43(a)	454,043
50,000	Prudential Financial, Inc., 2.30%, 8/15/18^	50,422
65,000	Symetra Financial Corp., 6.13%, 4/1/16(a)	69,129
497,000	Teachers Insurance & Annuity Association of America, 4.90%, 9/15/44(a)	506,504
854,000	Unum Group, 5.75%, 8/15/42	977,295

		9,071,541

Life Sciences Tools & Services (0.0%):
104,000	Thermo Fisher Scientific, Inc., 1.30%, 2/1/17^	103,682
66,000	Thermo Fisher Scientific, Inc., 2.40%, 2/1/19	66,102

		169,784

Media (1.1%):
134,000	COX Communications, Inc., 3.25%, 12/15/22(a)	130,154
395,000	News America, Inc., 7.75%, 12/1/45	564,424
101,000	Time Warner Cable, Inc., 5.85%, 5/1/17	111,948
716,000	Time Warner Cable, Inc., 8.25%, 4/1/19	891,759
1,000,000	Time Warner Cable, Inc., 4.13%, 2/15/21, Callable 11/15/20 @ 100	1,058,317
623,000	Time Warner Cable, Inc., 4.00%, 9/1/21, Callable 6/1/21 @ 100	655,531
775,000	Time Warner, Inc., 2.10%, 6/1/19	761,696
46,000	Viacom, Inc., 2.50%, 9/1/18^	46,578

		4,220,407

Metals & Mining (0.1%):
274,000	Alcoa, Inc., 5.13%, 10/1/24, Callable 7/1/24 @ 100	274,356

Multi-Utilities (0.1%):
305,000	FirstEnergy Solutions Co., 6.05%, 8/15/21	335,898
56,000	PG&E Corp., 2.40%, 3/1/19, Callable 2/1/19 @ 100	56,065

		391,963

Oil, Gas & Consumable Fuels (2.8%):
1,900,000	Anadarko Petroleum Corp., 6.38%, 9/15/17	2,153,684
404,000	Berkshire Hathaway Energy Co., 2.00%, 11/15/18, Callable 10/15/18 @ 100	400,708
166,000	DCP Midstream Operating LLC, 2.50%, 12/1/17, Callable 11/1/17 @ 100	169,379
37,000	DCP Midstream Operating LLC, 2.70%, 4/1/19, Callable 3/1/19 @ 100	37,091

Continued

AZL Pyramis Core Bond Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds
Oil, Gas & Consumable Fuels, continued
$ 500,000	DCP Midstream Operating LLC, 5.35%, 3/15/20(a)	$550,975
1,300,000	DCP Midstream Operating LLC, 4.75%, 9/30/21(a)	1,381,125
106,000	DCP Midstream Operating LLC, 3.88%, 3/15/23, Callable 12/15/22 @ 100	106,129
1,000,000	El Paso Pipeline Partners LP, 5.00%, 10/1/21, Callable 7/1/21 @ 100	1,075,912
117,000	Enable Midstream Partners LP, 2.40%, 5/15/19, Callable 4/15/19 @ 100(a)	115,776
124,000	Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100(a)	123,330
157,000	Kinder Morgan Energy Partners LP, 2.65%, 2/1/19^	156,533
600,000	Marathon Petroleum Corp., 5.13%, 3/1/21	668,372
1,300,000	Phillips 66, 4.30%, 4/1/22	1,380,120
346,000	Southeast Supply Header LLC, 4.25%, 6/15/24, Callable 3/15/24 @ 100(a)	352,811
647,000	Western Gas Partners LP, 5.38%, 6/1/21, Callable 3/1/21 @ 100	723,022
114,000	Williams Cos., Inc., 3.70%, 1/15/23, Callable 10/15/22 @ 100	107,687
1,036,000	Williams Cos., Inc., 4.55%, 6/24/24, Callable 3/24/24 @ 100	1,024,886
285,000	Williams Partners LP, 4.30%, 3/4/24, Callable 12/4/23 @ 100	290,687

		10,818,227

Pharmaceuticals (0.2%):
355,000	AbbVie, Inc., 1.75%, 11/6/17	353,790
121,000	Mylan, Inc., 1.35%, 11/29/16	120,986
117,000	Watson Pharmaceuticals, Inc., 1.88%, 10/1/17	115,992
57,000	Zoetis, Inc., 1.88%, 2/1/18	56,595

		647,363

Real Estate Investment Trusts (REITs) (4.2%):
82,000	Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20, Callable 12/15/19 @ 100	81,249
102,000	American Campus Communities, Inc., 3.75%, 4/15/23, Callable 1/15/23 @ 100	100,549
161,000	AvalonBay Communities, Inc., 3.63%, 10/1/20, Callable 7/1/20 @ 100	167,331
1,000,000	BioMed Realty LP, 3.85%, 4/15/16, Callable 3/15/16 @ 100	1,042,323
174,000	BioMed Realty LP, 2.63%, 5/1/19, Callable 4/1/19 @ 100	172,862
500,000	BioMed Realty LP, 4.25%, 7/15/22, Callable 4/15/22 @ 100	511,068

Principal Amount		Fair Value
Corporate Bonds
Real Estate Investment Trusts (REITs), continued
$ 305,000	Boston Properties LP, 3.85%, 2/1/23, Callable 11/1/22 @ 100	$311,638
44,000	Brandywine Operating Partners LP, 7.50%, 5/15/15	45,741
151,000	Brandywine Operating Partners LP, 6.00%, 4/1/16	161,068
279,000	Brandywine Operating Partners LP, 4.95%, 4/15/18, Callable 3/15/18 @ 100	300,722
357,000	Brandywine Operating Partners LP, 3.95%, 2/15/23, Callable 11/15/22 @ 100	356,790
394,000	Brandywine Operating Partners LP, 4.10%, 10/1/24, Callable 7/1/24 @ 100	389,283
394,000	Brandywine Operating Partners LP, 4.55%, 10/1/29, Callable 7/1/29 @ 100	387,349
134,000	Camden Property Trust, 2.95%, 12/15/22	128,802
255,000	Corporate Office Properties LP, 3.70%, 6/15/21, Callable 4/15/21 @ 100	251,824
107,000	DDR Corp., 9.63%, 3/15/16	120,113
1,000,000	DDR Corp., 7.50%, 4/1/17	1,137,397
1,114,000	DDR Corp., 4.63%, 7/15/22, Callable 4/15/22 @ 100	1,177,235
700,000	Duke Realty Corp., 4.38%, 6/15/22, Callable 3/15/22 @ 100	730,617
256,000	Duke Realty Corp., 3.88%, 10/15/22, Callable 7/15/22 @ 100	258,877
183,000	Duke Realty Corp., 3.63%, 4/15/23, Callable 1/15/23 @ 100	179,534
70,000	Equity Commonwealth, 5.88%, 9/15/20, Callable 3/15/20 @ 100	75,480
500,000	Equity One, Inc., 3.75%, 11/15/22, Callable 8/15/22 @ 100	495,915
62,000	Essex Portfolio LP, 5.50%, 3/15/17	67,946
500,000	HCP, Inc., 3.15%, 8/1/22, Callable 5/1/22 @ 100	484,163
255,000	HCP, Inc., 4.25%, 11/15/23, Callable 8/15/23 @ 100	262,837
800,000	HCP, Inc., 3.88%, 8/15/24, Callable 5/15/24 @ 100	783,714
48,000	Health Care REIT, Inc., 4.70%, 9/15/17	52,137
143,000	Health Care REIT, Inc., 2.25%, 3/15/18^	144,273
500,000	Health Care REIT, Inc., 4.13%, 4/1/19, Callable 1/1/19 @ 100	532,676
135,000	Lexington Realty Trust, 4.40%, 6/15/24, Callable 3/15/24 @ 100	135,432
1,000,000	Liberty Property LP, 4.13%, 6/15/22, Callable 3/15/22 @ 100	1,036,164

Continued

AZL Pyramis Core Bond Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds
Real Estate Investment Trusts (REITs), continued
$ 184,000	Liberty Property LP, 3.38%, 6/15/23, Callable 3/15/23 @ 100	$178,541
303,000	Mack-Cali Realty LP, 5.80%, 1/15/16	320,707
250,000	Mack-Cali Realty LP, 2.50%, 12/15/17	253,421
500,000	Mack-Cali Realty LP, 4.50%, 4/18/22, Callable 1/18/22 @ 100	501,886
401,000	Mack-Cali Realty LP, 3.15%, 5/15/23, Callable 2/15/23 @ 100	362,464
1,573,000	Mid-America Apartments LP, 4.30%, 10/15/23, Callable 7/15/23 @ 100	1,629,192
126,000	Omega Healthcare Investors, Inc., 4.95%, 4/1/24, Callable 1/1/24 @ 100(a)	128,205
128,000	Omega Healthcare Investors, Inc., 4.50%, 1/15/25, Callable 10/15/24 @ 100(a)	125,810
70,000	Post Apartment Homes LP, 3.38%, 12/1/22, Callable 9/1/22 @ 100	68,129
80,000	PPF Funding, Inc., 5.70%, 4/15/17(a)	85,657
116,000	Reckson Operating Partnership LP, 6.00%, 3/31/16	123,513
425,000	Regency Centers LP, 5.25%, 8/1/15	440,734
63,000	Ventas Realty LP/Capital Corp., 1.55%, 9/26/16	63,433
190,000	Ventas Realty LP/Capital Corp., 1.25%, 4/17/17	189,085
225,000	Ventas Realty LP/Capital Corp., 2.00%, 2/15/18, Callable 1/15/18 @ 100	225,046
111,000	Ventas Realty LP/Capital Corp., 4.00%, 4/30/19, Callable 1/30/19 @ 100	118,064
67,000	Weingarten Realty Investors, 3.38%, 10/15/22, Callable 7/15/22 @ 100	66,382

		16,963,378

Technology Hardware, Storage & Peripherals (0.2%):
300,000	Xerox Corp., 4.25%, 2/15/15	304,113
354,000	Xerox Corp., 2.95%, 3/15/17	366,398

		670,511

Tobacco (0.6%):
1,100,000	Altria Group, Inc., 2.85%, 8/9/22	1,053,620
212,000	Altria Group, Inc., 4.00%, 1/31/24	216,334
186,000	Reynolds American, Inc., 3.25%, 11/1/22	179,468
600,000	Reynolds American, Inc., 7.25%, 6/15/37	753,898

		2,203,320

Principal Amount		Fair Value
Corporate Bonds
Trading Companies & Distributors (0.3%):
$ 200,000	Air Lease Corp., 2.13%, 1/15/18	$198,500
334,000	Air Lease Corp., 4.75%, 3/1/20	354,040
379,000	Air Lease Corp., 3.88%, 4/1/21, Callable 3/1/21 @ 100	382,790
331,000	Air Lease Corp., 4.25%, 9/15/24, Callable 6/15/24 @ 100	325,621

		1,260,951

Wireless Telecommunication Services (0.7%):
233,000	Embarq Corp., 7.08%, 6/1/16	253,757
2,390,000	Embarq Corp., 8.00%, 6/1/36	2,583,351

		2,837,108

Total Corporate Bonds (Cost $129,087,612)		129,888,145

Yankee Dollars (8.6%):
Banks (3.5%):
365,000	Banco Nacional de Desenvolvimento Economico, 3.38%, 9/26/16(a)	373,578
754,000	Banco Nacional de Desenvolvimento Economico, 6.37%, 6/16/18(a)	825,630
1,220,000	Banco Nacional de Desenvolvimento Economico, 4.00%, 4/14/19(a)	1,224,208
126,000	Banco Nacional de Desenvolvimento Economico, 6.50%, 6/10/19(a)	141,593
966,000	Banco Nacional de Desenvolvimento Economico, 5.50%, 7/12/20(a)	1,027,583
334,000	Banco Nacional de Desenvolvimento Economico, 5.75%, 9/26/23^(a)	356,645
200,000	Barclays Bank plc, 2.50%, 2/20/19	200,262
42,000	Credit Suisse, NY, 6.00%, 2/15/18	47,094
205,000	HSBC Holdings plc, 4.25%, 3/14/24	207,420
1,161,000	Intesa Sanpaolo SpA, 3.13%, 1/15/16	1,187,692
700,000	Intesa Sanpaolo SpA, 2.38%, 1/13/17	707,778
2,550,000	Royal Bank of Scotland Group plc, 6.13%, 12/15/22	2,699,016
452,000	Royal Bank of Scotland Group plc, 6.10%, 6/10/23	477,264
569,000	Royal Bank of Scotland Group plc, 6.00%, 12/19/23	596,505
2,212,000	Royal Bank of Scotland Group plc, 5.13%, 5/28/24	2,173,425
1,000,000	Sumitomo Mitsui Banking Corp., 1.30%, 1/10/17^	1,000,133
700,000	UBS AG Stamford CT, 2.38%, 8/14/19	693,852

		13,939,678

Containers & Packaging (0.0%):
75,000	Tyco Electronics Group SA, 2.38%, 12/17/18, Callable 11/17/18 @ 100	75,173

Continued

AZL Pyramis Core Bond Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars
Diversified Financial Services (0.2%):
$ 900,000	BP Capital Markets plc, 4.74%, 3/11/21	$992,947

Insurance (0.1%):
200,000	AIA Group, Ltd., 2.25%, 3/11/19(a)	198,205

Media (0.1%):
123,000	Thomson Reuters Corp., 1.30%, 2/23/17	122,787
314,000	Thomson Reuters Corp., 3.85%, 9/29/24, Callable 6/29/24 @ 100	311,610

		434,397

Metals & Mining (0.4%):
200,000	Codelco, Inc., 5.63%, 10/18/43^(a)	219,318
1,000,000	Vale Overseas, Ltd., 6.25%, 1/11/16	1,061,730

		1,281,048

Oil, Gas & Consumable Fuels (3.0%):
762,000	Petrobras Global Finance BV, 3.25%, 3/17/17	771,121
1,080,000	Petrobras Global Finance BV, 3.00%, 1/15/19^	1,051,931
1,413,000	Petrobras Global Finance BV, 4.88%, 3/17/20	1,431,659
234,000	Petrobras Global Finance BV, 4.38%, 5/20/23	219,265
1,000,000	Petrobras International Finance Co., 3.50%, 2/6/17	1,017,380
1,087,000	Petrobras International Finance Co., 5.75%, 1/20/20	1,143,752
741,000	Petrobras International Finance Co., 5.38%, 1/27/21	749,018
450,000	Petroleos Mexicanos, 3.50%, 7/18/18	466,650
237,000	Petroleos Mexicanos, 8.00%, 5/3/19	287,837
151,000	Petroleos Mexicanos, 6.00%, 3/5/20	171,763
285,000	Petroleos Mexicanos, 3.50%, 1/30/23	273,030
135,000	Petroleos Mexicanos, 4.88%, 1/18/24^	141,615
284,000	Petroleos Mexicanos, 4.88%, 1/18/24(a)	297,916
696,000	Petroleos Mexicanos, 6.50%, 6/2/41	805,063
1,761,000	Petroleos Mexicanos, 5.50%, 6/27/44	1,796,572
750,000	Petroleos Mexicanos, 6.38%, 1/23/45(a)	848,100
1,000,000	Transocean, Inc., 5.05%, 12/15/16	1,065,904

		12,538,576

Pharmaceuticals (0.4%):
774,000	Actavis Funding SCS, 1.30%, 6/15/17(a)	759,546
230,000	Actavis Funding SCS, 2.45%, 6/15/19(a)	223,629
200,000	Perrigo Co. plc, 2.30%, 11/8/18(a)	198,666

		1,181,841

Principal Amount		Fair Value
Yankee Dollars
Sovereign Bonds (0.8%):
$ 730,000	Federal Republic of Brazil, 4.25%, 1/7/25	$722,700
255,000	Italy Government International Bond, 5.38%, 6/12/17	280,244
400,000	United Mexican States, Series G, 3.50%, 1/21/21^	405,362
812,000	United Mexican States, 4.00%, 10/2/23	839,202
736,000	United Mexican States, 4.75%, 3/8/44, MTN	730,480

		2,977,988

Thrifts & Mortgage Finance (0.1%):
200,000	RBS Citizens Financial Group, Inc., 4.15%, 9/28/22(a)	200,299

Total Yankee Dollars (Cost $33,559,160)		33,820,152

Municipal Bonds (5.5%):
California (2.1%):
10,000	California State, Build America Bonds, GO, 7.35%, 11/1/39	14,043
15,000	California State, Build America Bonds, GO, 7.63%, 3/1/40	21,872
2,825,000	California State, Build America Bonds, GO, 7.60%, 11/1/40	4,177,299
1,600,000	California State, Build America Bonds, GO, 7.50%, 4/1/34	2,282,688
475,000	California State, Build America Bonds, GO, 7.55%, 4/1/39	692,645
460,000	California State, Build America Bonds, GO, 7.30%, 10/1/39	642,919

		7,831,466

Illinois (3.4%):
35,000	Illinois State, GO, 4.96%, 3/1/16	36,776
15,000	Illinois State, GO, 5.37%, 3/1/17	16,156
35,000	Illinois State, GO, 4.35%, 6/1/18	36,498
4,900,000	Illinois State, GO, 5.10%, 6/1/33	4,758,146
455,000	Illinois State, GO, 1.28%, 12/1/15	456,415
420,000	Illinois State, GO, 4.00%, 12/1/20	424,830
565,000	Illinois State, GO, 5.67%, 3/1/18	621,336
875,000	Illinois State, GO, 5.88%, 3/1/19	969,631
1,865,000	Illinois State, Build America Bonds, GO, 7.35%, 7/1/35	2,140,628
105,000	Chicago Illinois, Taxable Project, GO, Series B, 5.43%, 1/1/42	96,004
570,000	Chicago Illinois, Taxable Project, GO, Series B, 6.31%, 1/1/44	581,577
80,000	Chicago Illinois, GO, Series B, 5.63%, 1/1/22	85,604
395,000	Chicago Illinois, Taxable Project, GO, Series C1, 7.78%, 1/1/35	472,045
315,000	Illinois State, Build America Bonds, GO, Series 3, 6.73%, 4/1/35	343,794

Continued

AZL Pyramis Core Bond Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Principal Amount		Fair Value
Municipal Bonds
$ 10,000	Illinois State, Build America Bonds, GO, Series 3, 5.55%, 4/1/19	$10,895
2,500,000	Illinois State Finance Authority Revenue, Series A, 4.55%, 10/1/18	2,557,650
250,000	Illinois State, Build America Bonds, GO, 6.63%, 2/1/35	273,440

		13,881,425

Total Municipal Bonds (Cost $21,127,189)		21,712,891

U.S. Government Agency Mortgages (24.1%):
Federal Home Loan Mortgage Corporation (2.7%)
191,554	4.50%, 3/1/41, Pool #A97673	206,784
307,985	4.50%, 4/1/41, Pool #A97942	332,460
323,589	3.50%, 6/1/42, Pool #U90448	330,595
163,758	3.50%, 9/1/42, Pool #U90206	167,313
101,387	3.50%, 4/1/43, Pool #U91319	103,588
96,489	3.50%, 5/1/43, Pool #U91367	98,584
167,505	3.50%, 5/1/43, Pool #U91441	171,143
470,215	3.50%, 6/1/43, Pool #U91669	480,427
433,093	3.50%, 6/1/43, Pool #U91609	442,497
108,101	3.50%, 7/1/43, Pool #U91708	110,448
151,629	3.50%, 7/1/43, Pool #U91694	154,922
176,991	3.50%, 7/1/43, Pool #U91740	180,835
337,569	3.50%, 7/1/43, Pool #U91654	344,900
92,793	3.50%, 7/1/43, Pool #U91781	94,808
233,810	3.50%, 7/1/43, Pool #U91712	238,888
323,938	3.50%, 8/1/43, Pool #U91752	330,972
120,305	3.50%, 8/1/43, Pool #U91759	122,918
113,096	3.50%, 8/1/43, Pool #U91779	115,552
128,836	3.50%, 8/1/43, Pool #U91858	131,633
371,806	3.50%, 8/1/43, Pool #U91812	379,880
219,505	3.50%, 8/1/43, Pool #U91813	224,272
126,025	3.50%, 8/1/43, Pool #U91871	128,762
715,563	3.50%, 8/1/43, Pool #U91853	731,101
94,837	3.50%, 9/1/43, Pool #U91910	96,897
246,644	3.50%, 9/1/43, Pool #U91991	252,000
110,498	3.50%, 9/1/43, Pool #U95147	112,898
667,459	3.50%, 9/1/43, Pool #U91987	681,954
162,507	3.50%, 10/1/43, Pool #U92116	166,036
194,322	3.50%, 10/1/43, Pool #U92089	198,542
594,489	4.00%, 11/1/43, Pool #Q23023	628,411
1,500,000	3.50%, 10/15/44	1,530,996
1,500,000	4.00%, 10/15/44	1,579,218

		10,870,234

Federal National Mortgage Association (17.6%)
1,000,000	3.00%, 10/25/29	1,030,000
109,054	3.50%, 1/1/34, Pool #AS1406	113,635
48,428	3.50%, 1/1/34, Pool #AS1614	50,458
324,514	3.50%, 1/1/34, Pool #AS1611	338,144
239,383	3.50%, 1/1/34, Pool #AS1612	249,423
80,649	6.00%, 10/1/34, Pool #AL2130	92,911
1,078,130	6.00%, 1/1/37, Pool #932030	1,224,063
232,066	6.00%, 3/1/37, Pool #889506	263,171
482,173	5.50%, 8/1/37, Pool #889039	538,531
278,168	6.00%, 1/1/38, Pool #889371	320,394
96,056	6.00%, 3/1/38, Pool #889219	110,342
55,292	6.00%, 7/1/38, Pool #889733	63,625
368,960	6.00%, 5/1/40, Pool #AL2129	424,049
1,613,384	4.50%, 8/1/40, Pool #AE0217	1,746,311
29,008	4.00%, 9/1/40, Pool #AD5173	30,612
33,177	4.00%, 10/1/40, Pool #AE4047	35,011
32,619	4.00%, 10/1/40, Pool #AE4428	34,422

Principal Amount		Fair Value
U.S. Government Agency Mortgages
$ 94,201	4.00%, 10/1/40, Pool #AE4044	$99,408
192,535	4.00%, 12/1/40, Pool #AA4757	203,178
90,125	4.00%, 12/1/40, Pool #AE7856	95,107
126,481	4.50%, 12/1/40, Pool #AH0985	136,790
289,971	4.50%, 3/1/41, Pool #AB2483	313,844
238,192	4.50%, 4/1/41, Pool #AH8419	257,795
499,210	4.50%, 9/1/41, Pool #AJ2913	540,043
371,662	4.50%, 10/1/41, Pool #AJ2075	402,337
915,527	4.00%, 10/1/41, Pool #AL2512	966,136
791,311	5.00%, 10/1/41, Pool #AL4242	874,618
423,673	4.50%, 10/1/41, Pool #AH7962	458,655
89,590	4.00%, 11/1/41, Pool #AI0847	94,794
90,783	4.00%, 12/1/41, Pool #AJ9247	96,056
79,596	4.00%, 12/1/41, Pool #AJ3638	84,071
36,047	6.00%, 1/1/42, Pool #AL2128	41,437
89,928	4.00%, 2/1/42, Pool #AK3446	95,153
91,444	4.00%, 3/1/42, Pool #AK6488	96,755
446,439	4.00%, 3/1/42, Pool #AK9442	472,377
453,936	4.00%, 5/1/42, Pool #AO3350	480,106
1,402,159	4.00%, 5/1/42, Pool #AO2983	1,483,567
90,222	4.00%, 6/1/42, Pool #AJ9977	95,464
258,640	4.00%, 7/1/42, Pool #AO8233	273,667
88,315	4.00%, 7/1/42, Pool #AO2672	93,447
3,992,362	3.50%, 8/1/42, Pool #AP2133	4,088,438
60,771	3.50%, 8/1/42, Pool #AP2471	62,046
918,199	3.50%, 9/1/42, Pool #AP7510	937,458
5,076,394	3.50%, 9/1/42, Pool #MA1177	5,182,869
912,695	3.50%, 9/1/42, Pool #AP3356	931,840
3,400,000	4.00%, 10/25/42	3,582,963
89,575	3.50%, 11/1/42, Pool #MA1251	91,453
178,061	3.50%, 12/1/42, Pool #AB7131	181,792
97,913	3.50%, 1/1/43, Pool #AR1820	99,967
935,222	3.50%, 1/1/43, Pool #AR1341	954,840
237,798	3.50%, 2/1/43, Pool #AR3327	242,785
293,203	3.50%, 3/1/43, Pool #AB8527	299,353
1,346,889	3.50%, 3/1/43, Pool #MA1373	1,375,143
542,483	3.50%, 4/1/43, Pool #MA1404	553,863
183,643	3.50%, 4/1/43, Pool #AR8235	187,496
303,964	3.50%, 4/1/43, Pool #AT2032	310,341
198,336	3.50%, 4/1/43, Pool #AT2388	202,496
94,205	3.50%, 4/1/43, Pool #AT3018	96,181
246,949	3.50%, 5/1/43, Pool #MA1437	252,129
80,665	3.50%, 5/1/43, Pool #AT5978	82,357
449,043	3.50%, 6/1/43, Pool #AB9703	458,464
5,532,781	3.50%, 6/1/43, Pool #MA1463	5,648,851
169,548	3.50%, 6/1/43, Pool #AT9582	173,104
72,068	3.50%, 6/1/43, Pool #AT4264	73,580
395,126	3.00%, 6/1/43, Pool #AR7110	390,076
400,000	3.00%, 6/1/43, Pool #AT5691	394,971
305,384	3.50%, 6/1/43, Pool #AT5914	311,791
363,201	3.00%, 6/1/43, Pool #AU5339	358,597
154,375	4.00%, 6/1/43, Pool #AL3837	163,335
404,433	4.00%, 6/1/43, Pool #AT8380	427,908
372,956	3.00%, 7/1/43, Pool #AU2555	368,228
454,459	3.50%, 7/1/43, Pool #MA1508	463,637
397,401	3.00%, 7/1/43, Pool #AT9962	392,306
999,999	3.00%, 7/1/43, Pool #AU5387	987,323
489,030	3.00%, 7/1/43, Pool #AU4311	482,760
575,487	3.00%, 8/1/43, Pool #AT7424	568,109
30,247	3.00%, 8/1/43, Pool #AU3949	29,859
706,551	3.00%, 8/1/43, Pool #AU4910	697,522
8,387,262	3.00%, 8/1/43, Pool #AT8490	8,280,242
390,602	3.50%, 8/1/43, Pool #AU3741	400,612
98,088	3.50%, 9/1/43, Pool #AT8534	100,146
98,171	3.50%, 10/1/43, Pool #AU9313	100,231

Continued

AZL Pyramis Core Bond Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages
$ 98,278	3.50%, 10/1/43, Pool #AU6940	$100,340
773,007	4.00%, 1/1/44, Pool #AV2359	817,243
369,999	3.00%, 8/1/44, Pool #MA2049	365,256
2,500,000	4.50%, 10/25/44	2,697,266
4,400,000	3.50%, 10/25/44	4,497,281
900,000	3.00%, 10/25/44	887,203
2,600,000	5.50%, 10/25/44	2,895,446
500,000	2.50%, 10/25/44	473,457
95,442	3.50%, 12/31/49, Pool #MA1667	97,370
1,394,124	3.50%, 12/31/49, Pool #MA1546	1,423,371

		69,661,602

Government National Mortgage Association (3.8%)
26,165	5.00%, 6/15/34, Pool #629493	28,937
532,128	5.50%, 6/15/35, Pool #783800	591,824
26,818	5.00%, 3/15/38, Pool #676766	29,518
19,342	5.00%, 4/15/38, Pool #672672	21,290
61,063	5.00%, 8/15/38, Pool #687818	67,171
617,100	5.00%, 1/15/39, Pool #705997	681,836
614,386	5.00%, 3/15/39, Pool #646746	678,880
5,214	5.00%, 3/15/39, Pool #697946	5,762
14,541	5.00%, 11/20/39, Pool #4578	16,179
21,874	5.00%, 2/20/40, Pool #4637	24,343
46,371	5.00%, 3/20/40, Pool #4658	51,594
122,850	5.00%, 6/20/40, Pool #783069	136,649
77,134	5.00%, 6/20/40, Pool #4715	85,843
63,228	5.00%, 7/20/40, Pool #4747	70,331
18,225	5.00%, 7/20/40, Pool #783050	20,272
131,341	5.00%, 9/20/40, Pool #4802	146,170
774,698	4.00%, 10/15/40, Pool #783143	823,884
47,823	5.00%, 10/20/40, Pool #783232	53,222
884,727	5.00%, 2/20/41, Pool #783278	984,113
1,781,999	4.50%, 3/20/41, Pool #4978	1,942,279
1,232,520	4.00%, 5/20/41, Pool #5054	1,310,897
776,847	5.00%, 7/20/41, Pool #783366	864,555
1,100,000	4.00%, 10/20/44	1,165,742
1,000,000	4.50%, 10/20/44	1,084,531
3,300,000	3.50%, 11/20/44	3,409,828

		14,295,650

Total U.S. Government Agency Mortgages (Cost $93,811,527)		94,827,486

U.S. Treasury Obligations (14.2%):
U.S. Treasury Bonds (2.6%)
10,549,000	3.13%, 8/15/44	10,380,870

U.S. Treasury Inflation Index Bonds (0.2%)
909,358	1.38%, 2/15/44	972,059

U.S. Treasury Notes (11.4%)
44,362,000	1.00%, 9/15/17	44,292,706

Total U.S. Treasury Obligations (Cost $55,768,207)		55,645,635

Securities Held as Collateral for Securities on Loan (4.7%):
18,618,579	Allianz Variable Insurance Products Securities Lending Collateral Trust (c)	18,618,579

Total Securities Held as Collateral for Securities on Loan (Cost $18,618,579)		18,618,579

Principal Amount		Fair Value
Unaffiliated Investment Company (6.2%):
24,447,575	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (d)	$24,447,575

Total Unaffiliated Investment Company (Cost $24,447,575)		24,447,575

Total Investment Securities (Cost $433,664,117)(e) - 110.8%		435,661,989
Net other assets (liabilities) - (10.8)%		(42,502,603)

Net Assets - 100.0%		$393,159,386

Percentages indicated are based on net assets as of September 30, 2014.

GO	-	General Obligation
MTN	-	Medium Term Note

^	This security or a partial position of this security was on loan as of September 30, 2014. The total value of securities on loan as of September 30, 2014, was $18,033,727.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(b)	Variable rate security. The rate presented represents the rate in effect at September 30, 2014. The date presented represents the final maturity date.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2014.
(d)	The rate represents the effective yield at September 30, 2014.
(e)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2014:

Country	Percentage
	4.3%
Brazil	1.1%
Canada	0.1%
Cayman Islands	1.2%
Chile	0.1%
Hong Kong	—	%NM
Ireland (Republic of)	—	%NM
Italy	0.5%
Japan	0.2%
Luxembourg	0.2%
Mexico	1.6%
Netherlands	0.8%
Switzerland	0.2%
United Kingdom	1.8%
United States	87.9%

	100.0%

NM Not meaningful, amount is less than 0.05%.

Continued

AZL Pyramis Core Bond Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Centrally Cleared Interest Rate Swap Agreements

At September 30, 2014, the Fund’s open centrally cleared interest rate swap agreements were as follows:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Expiration Date	Clearing Agent	Notional Amount (Local)		Premiums Paid/ (Received) ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Pay	3-Month U.S. Dollar LIBOR BBA	1.50	12/17/17	Morgan Stanley	45,900,000	USD	71,878	27,491	(44,387)
Receive	3-Month U.S. Dollar LIBOR BBA	2.25	12/17/19	Morgan Stanley	20,300,000	USD	—	(173,464)	(173,464)

								(145,973)	(217,851)

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (97.5%):
Aerospace & Defense (2.9%):
1,273	BE Aerospace, Inc. *	$106,856
8,826	Boeing Co. (The)	1,124,255
1,200	Hexcel Corp. *	47,640
9,478	Honeywell International, Inc.	882,591
513	Huntington Ingalls Industries, Inc.	53,460
3,280	Lockheed Martin Corp.	599,518
1,753	Precision Castparts Corp.	415,251
1,445	Rockwell Collins, Inc.	113,433
1,388	Spirit AeroSystems Holdings, Inc., Class A *	52,827
640	TransDigm Group, Inc.	117,971
155	Triumph Group, Inc.	10,083
1,243	United Technologies Corp.	131,261

		3,655,146

Air Freight & Logistics (1.0%):
1,790	C.H. Robinson Worldwide, Inc. ^	118,713
2,380	Expeditors International of Washington, Inc.	96,580
1,538	FedEx Corp.	248,310
8,567	United Parcel Service, Inc., Class B	842,051

		1,305,654

Airlines (0.7%):
1,528	Alaska Air Group, Inc.	66,529
8,717	American Airlines Group, Inc.	309,280
323	Copa Holdings SA, Class A	34,655
543	Delta Air Lines, Inc.	19,629
7,452	Southwest Airlines Co.	251,654
865	Spirit Airlines, Inc. *	59,806
4,520	United Continental Holdings, Inc. *	211,491

		953,044

Auto Components (0.6%):
1,671	Allison Transmission Holdings, Inc.	47,607
2,767	BorgWarner, Inc.	145,572
1,032	Gentex Corp.	27,627
3,091	Goodyear Tire & Rubber Co.	69,810
2,140	Johnson Controls, Inc.	94,160
780	Lear Corp.	67,400
1,151	Tesla Motors, Inc. *^	279,324

		731,500

Automobiles (0.1%):
2,643	Harley-Davidson, Inc.	153,823
550	Thor Industries, Inc.	28,325

		182,148

Banks (0.1%):
546	Signature Bank *	61,185
54	SVB Financial Group *	6,053

		67,238

Beverages (3.6%):
1,862	Brown-Forman Corp., Class B	167,990
48,058	Coca-Cola Co. (The)	2,050,153
3,043	Coca-Cola Enterprises, Inc.	134,987
1,810	Constellation Brands, Inc., Class A *	157,760
2,377	Dr Pepper Snapple Group, Inc.	152,865
1,733	Monster Beverage Corp. *	158,864
18,350	PepsiCo, Inc.	1,708,202

		4,530,821

Shares		Fair Value
Common Stocks, continued
Biotechnology (5.3%):
2,394	Alexion Pharmaceuticals, Inc. *	$396,973
1,475	Alkermes plc *	63,233
697	Alnylam Pharmaceuticals, Inc. *^	54,436
8,686	Amgen, Inc.	1,220,035
2,871	Biogen Idec, Inc. *	949,756
1,766	BioMarin Pharmaceutical, Inc. *	127,435
9,693	Celgene Corp. *	918,703
845	Cubist Pharmaceuticals, Inc. *^	56,057
18,587	Gilead Sciences, Inc. *	1,978,585
1,738	Incyte Corp. *^	85,249
154	Intercept Pharmaceuticals, Inc. *^	36,450
915	Medivation, Inc. *	90,466
810	Myriad Genetics, Inc. *	31,242
955	Regeneron Pharmaceuticals, Inc. *^	344,297
1,203	Seattle Genetics, Inc. *^	44,728
586	United Therapeutics Corp. *^	75,389
2,859	Vertex Pharmaceuticals, Inc. *	321,094

		6,794,128

Building Products (0.2%):
415	A.O. Smith Corp.	19,621
1,143	Allegion plc	54,453
560	Armstrong World Industries, Inc. *	31,360
857	Fortune Brands Home & Security, Inc. ^	35,231
606	Lennox International, Inc.	46,583
4,272	Masco Corp.	102,187
1,153	USG Corp. *^	31,696

		321,131

Capital Markets (1.2%):
669	Affiliated Managers Group, Inc. *	134,041
802	Ameriprise Financial, Inc.	98,951
340	Artisan Partners Asset Management, Inc.	17,697
590	BlackRock, Inc., Class A +	193,709
2,212	Charles Schwab Corp. (The)	65,011
1,447	Eaton Vance Corp. ^	54,595
859	Federated Investors, Inc., Class B ^	25,220
3,923	Franklin Resources, Inc.	214,235
819	Invesco, Ltd.	32,334
1,515	Lazard, Ltd., Class A	76,811
504	Legg Mason, Inc.	25,785
486	NorthStar Asset Management Group, Inc. *	8,952
1,537	SEI Investments Co.	55,578
3,180	T. Rowe Price Group, Inc.	249,311
2,836	TD Ameritrade Holding Corp.	94,637
1,040	Waddell & Reed Financial, Inc., Class A	53,758

		1,400,625

Chemicals (3.6%):
896	Airgas, Inc.	99,142
378	Albemarle Corp.	22,264
52	Cabot Corp.	2,640
165	Celanese Corp., Series A	9,656
106	Cytec Industries, Inc.	5,013
2,331	Dow Chemical Co. (The)	122,238
10,493	E.I. du Pont de Nemours & Co.	752,977
1,655	Eastman Chemical Co.	133,873
3,226	Ecolab, Inc.	370,442

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
1,630	FMC Corp.	$93,220
1,752	Huntsman Corp.	45,534
975	International Flavor & Fragrances, Inc.	93,483
5,337	LyondellBasell Industries NV, Class A	579,918
6,344	Monsanto Co.	713,762
111	NewMarket Corp.	42,293
1,053	Platform Speciality Products Corp. *^	26,346
1,673	PPG Industries, Inc.	329,146
3,545	Praxair, Inc.	457,305
61	Rayonier Advanced Materials, Inc. ^	2,008
56	Rockwood Holdings, Inc.	4,281
1,504	RPM International, Inc.	68,853
538	Scotts Miracle-Gro Co. (The)	29,590
1,043	Sherwin Williams Co.	228,407
651	Sigma Aldrich Corp.	88,543
1,031	Valspar Corp. (The)	81,439
805	W.R. Grace & Co. *	73,207
418	Westlake Chemical Corp.	36,195

		4,511,775

Commercial Services & Supplies (0.6%):
958	Cintas Corp. ^	67,625
552	Clean Harbors, Inc. *^	29,764
1,332	Copart, Inc. *	41,712
545	Covanta Holding Corp. ^	11,565
1,851	Iron Mountain, Inc.	60,435
696	KAR Auction Services, Inc.	19,926
1,123	Pitney Bowes, Inc.	28,064
240	R.R. Donnelley & Sons Co.	3,950
752	Rollins, Inc.	22,019
1,019	Stericycle, Inc. *	118,775
4,980	Tyco International, Ltd.	221,959
929	Waste Connections, Inc.	45,075
593	Waste Management, Inc.	28,185

		699,054

Communications Equipment (1.5%):
56	Arista Networks, Inc. *	4,946
1,557	Arris Group, Inc. *	44,149
771	CommScope Holding Co., Inc. *	18,435
131	EchoStar Corp., Class A *	6,388
916	F5 Networks, Inc. *	108,765
270	Harris Corp.	17,928
1,272	Juniper Networks, Inc.	28,175
624	Motorola Solutions, Inc.	39,487
617	Palo Alto Networks, Inc. *	60,528
20,429	QUALCOMM, Inc.	1,527,475
1,911	Riverbed Technology, Inc. *^	35,440

		1,891,716

Construction & Engineering (0.2%):
1,192	Chicago Bridge & Iron Co. NV	68,957
1,194	Fluor Corp.	79,748
1,234	Foster Wheeler AG	39,019
639	Quanta Services, Inc. *	23,189

		210,913

Construction Materials (0.1%):
600	Eagle Materials, Inc. ^	61,098
744	Martin Marietta Materials, Inc.	95,931

		157,029

Consumer Finance (0.8%):
2,888	Ally Financial, Inc. *	66,828

Shares		Fair Value
Common Stocks, continued
Consumer Finance, continued
10,980	American Express Co.	$961,189
70	Santander Consumer USA Holdings, Inc.	1,247
1,780	SLM Corp.	15,237
1,124	Synchrony Financial *	27,594

		1,072,095

Containers & Packaging (0.3%):
183	AptarGroup, Inc.	11,108
397	Avery Dennison Corp.	17,726
1,687	Ball Corp.	106,736
1,661	Crown Holdings, Inc. *	73,948
1,219	Owens-Illinois, Inc. *	31,755
1,199	Packaging Corp. of America	76,520
2,603	Sealed Air Corp. ^	90,793
511	Silgan Holdings, Inc.	24,017

		432,603

Distributors (0.2%):
1,738	Genuine Parts Co.	152,440
3,653	LKQ Corp. *	97,133

		249,573

Diversified Consumer Services (0.1%):
3,318	H&R Block, Inc.	102,891
2,056	Service Corp. International	43,464
335	ServiceMaster Global Holdings, Inc. *	8,107

		154,462

Diversified Financial Services (0.4%):
1,047	CBOE Holdings, Inc.	56,041
591	IntercontinentalExchange Group, Inc.	115,275
748	Leucadia National Corp.	17,832
1,082	LPL Financial Holdings, Inc.	49,826
2,288	Moody’s Corp.	216,216
646	MSCI, Inc., Class A *	30,375

		485,565

Diversified Telecommunication Services (2.2%):
433	CenturyLink, Inc.	17,705
2,033	Level 3 Communications, Inc. *^	92,969
1,639	TW Telecom, Inc. *	68,199
50,123	Verizon Communications, Inc.	2,505,649
6,820	Windstream Holdings, Inc. ^	73,520

		2,758,042

Electric Utilities (0.0%):
1,770	ITC Holdings Corp.	63,065

Electrical Equipment (0.7%):
514	Acuity Brands, Inc. ^	60,503
2,969	AMETEK, Inc.	149,073
6,344	Emerson Electric Co.	397,008
117	Hubbell, Inc., Class B	14,102
1,676	Rockwell Automation, Inc.	184,159
542	Roper Industries, Inc.	79,289
525	Solarcity Corp. *^	31,290

		915,424

Electronic Equipment, Instruments & Components (0.4%):
1,902	Amphenol Corp., Class A	189,934
348	Avnet, Inc.	14,442
1,075	CDW Corp.	33,379
3,633	Corning, Inc.	70,262
1,165	FLIR Systems, Inc.	36,511

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
403	IPG Photonics Corp. *^	$27,718
1,184	National Instruments Corp.	36,621
3,147	Trimble Navigation, Ltd. *	95,984

		504,851

Energy Equipment & Services (2.3%):
174	Atwood Oceanics, Inc. *	7,602
448	Baker Hughes, Inc.	29,147
1,575	Cameron International Corp. *	104,549
926	Dresser-Rand Group, Inc. *	76,173
483	Dril-Quip, Inc. *	43,180
2,846	FMC Technologies, Inc. *	154,566
51	Frank’s International NV	954
10,222	Halliburton Co.	659,422
784	Helmerich & Payne, Inc.	76,730
365	Nabors Industries, Ltd.	8,307
451	National-Oilwell Varco, Inc.	34,321
1,288	Oceaneering International, Inc.	83,939
914	Patterson-UTI Energy, Inc.	29,732
782	RPC, Inc. ^	17,173
15,741	Schlumberger, Ltd.	1,600,702
1,296	Seadrill, Ltd.	34,681
107	Seventy Seven Energy, Inc. *	2,540
132	Superior Energy Services, Inc.	4,339
39	Unit Corp. *	2,287

		2,970,344

Food & Staples Retailing (1.6%):
5,015	Costco Wholesale Corp.	628,480
2,009	CVS Caremark Corp.	159,896
6,167	Kroger Co. (The)	320,684
1,209	Sprouts Farmers Market, Inc. *^	35,146
2,646	Sysco Corp.	100,416
8,686	Walgreen Co.	514,819
1,967	Wal-Mart Stores, Inc.	150,416
1,912	Whole Foods Market, Inc.	72,866

		1,982,723

Food Products (1.7%):
794	Archer-Daniels-Midland Co.	40,573
1,396	Campbell Soup Co. ^	59,651
2,141	Flowers Foods, Inc. ^	39,309
7,437	General Mills, Inc.	375,197
543	Hain Celestial Group, Inc. *	55,576
1,809	Hershey Co.	172,633
1,638	Hormel Foods Corp.	84,177
140	Ingredion, Inc.	10,611
2,835	Kellogg Co.	174,636
1,712	Keurig Green Mountain, Inc. ^	222,783
7,205	Kraft Foods Group, Inc., Class A	406,361
1,579	McCormick & Co.	105,635
2,446	Mead Johnson Nutrition Co.	235,354
104	Pilgrim’s Pride Corp. *	3,178
8,075	Rite AID Corp. *	39,083
203	Tyson Foods, Inc., Class A	7,992
2,082	WhiteWave Foods Co., Class A *	75,639

		2,108,388

Health Care Equipment & Supplies (1.6%):
1,010	Align Technology, Inc. *	52,197
6,567	Baxter International, Inc.	471,313
2,338	Becton, Dickinson & Co.	266,088
1,555	Boston Scientific Corp. *	18,365
923	C.R. Bard, Inc.	131,721
431	Cooper Cos., Inc. (The)	67,128

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
550	DENTSPLY International, Inc.	$25,080
1,277	Edwards Lifesciences Corp. *	130,446
63	Hill-Rom Holdings, Inc.	2,610
957	Hologic, Inc. *	23,284
619	IDEXX Laboratories, Inc. *	72,937
403	Intuitive Surgical, Inc. *	186,113
1,694	ResMed, Inc. ^	83,463
438	Sirona Dental Systems, Inc. *	33,586
2,215	St. Jude Medical, Inc.	133,188
2,425	Stryker Corp.	195,819
1,254	Varian Medical Systems, Inc. *	100,470
156	Zimmer Holdings, Inc.	15,686

		2,009,494

Health Care Providers & Services (1.9%):
1,288	Aetna, Inc.	104,328
2,733	AmerisourceBergen Corp.	211,261
1,916	Brookdale Senior Living, Inc. *	61,734
341	Cardinal Health, Inc.	25,548
2,479	Catamaran Corp. *	104,490
683	Centene Corp. *	56,491
3,606	Cerner Corp. *^	214,809
259	CIGNA Corp.	23,489
762	DaVita, Inc. *	55,733
1,004	Envision Healthcare Holdings, Inc. *	34,819
8,108	Express Scripts Holding Co. *	572,667
384	HCA Holdings, Inc. *	27,080
1,033	Henry Schein, Inc. *	120,314
415	Laboratory Corp. of America Holdings *	42,226
2,791	McKesson, Inc.	543,323
814	MEDNAX, Inc. *	44,623
93	Patterson Cos., Inc. ^	3,853
401	Premier, Inc., Class A *	13,177
330	Quintiles Transnational Holdings, Inc. *	18,407
1,181	Tenet Healthcare Corp. *	70,140
242	Universal Health Services, Inc., Class B	25,289

		2,373,801

Health Care Technology (0.1%):
829	Allscripts Healthcare Solutions, Inc. *	11,121
449	athenahealth, Inc. *^	59,129
925	IMS Health Holdings, Inc. *	24,226

		94,476

Hotels, Restaurants & Leisure (2.9%):
440	Aramark Holdings Corp.	11,572
482	Bally Technologies, Inc. *^	38,897
777	Brinker International, Inc.	39,464
1,308	Burger King Worldwide, Inc. ^	38,795
377	Chipotle Mexican Grill, Inc. *	251,304
37	Choice Hotels International, Inc.	1,924
674	Domino’s Pizza, Inc.	51,871
1,288	Dunkin’ Brands Group, Inc. ^	57,728
1,674	Hilton Worldwide Holdings, Inc. *	41,231
42	Hyatt Hotels Corp., Class A *	2,542
4,551	Las Vegas Sands Corp.	283,118
2,343	Marriott International, Inc., Class A	163,776
11,963	McDonald’s Corp.	1,134,212

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
393	MGM Resorts International *	$8,953
1,040	Norwegian Cruise Line Holdings, Ltd. *	37,461
302	Panera Bread Co., Class A *^	49,141
842	SeaWorld Entertainment, Inc.	16,192
902	Six Flags Entertainment Corp.	31,020
9,111	Starbucks Corp.	687,516
1,037	Starwood Hotels & Resorts Worldwide, Inc.	86,289
1,534	Wyndham Worldwide Corp.	124,653
981	Wynn Resorts, Ltd. ^	183,525
5,342	Yum! Brands, Inc.	384,517

		3,725,701

Household Durables (0.3%):
328	D.R. Horton, Inc.	6,731
161	GoPro, Inc., Class A *	15,086
819	Harman International Industries, Inc.	80,294
487	Jarden Corp. *	29,274
848	Leggett & Platt, Inc. ^	29,612
135	Lennar Corp. ^	5,242
2,017	Newell Rubbermaid, Inc.	69,405
51	NVR, Inc. *	57,631
753	Tempur-Pedic International, Inc. *	42,296
623	Tupperware Brands Corp.	43,012
89	Whirlpool Corp.	12,963

		391,546

Household Products (1.2%):
1,629	Church & Dwight Co., Inc.	114,291
1,287	Clorox Co. (The) ^	123,603
9,905	Colgate-Palmolive Co.	646,004
3,781	Kimberly-Clark Corp.	406,722
1,867	Procter & Gamble Co. (The)	156,343
263	Spectrum Brands Holdings, Inc.	23,809

		1,470,772

Independent Power and Renewable Electricity Producers (0.0%):
744	Calpine Corp. *	16,145

Industrial Conglomerates (1.0%):
7,920	3M Co.	1,122,106
1,728	Danaher Corp.	131,293

		1,253,399

Insurance (0.4%):
135	American Financial Group, Inc.	7,815
2,758	Aon plc	241,793
1,796	Arthur J. Gallagher & Co.	81,467
84	Brown & Brown, Inc.	2,701
304	Erie Indemnity Co., Class A	23,046
4,483	Marsh & McLennan Cos., Inc.	234,640
238	Reinsurance Group of America, Inc.	19,071

		610,533

Internet & Catalog Retail (2.3%):
4,548	Amazon.com, Inc. *	1,466,456
1,221	Expedia, Inc. ^	106,984
5,954	Groupon, Inc. *^	39,773
1,070	HomeAway, Inc. *	37,985
2,949	Liberty Media Corp. - Interactive, Class A *	84,105
925	Liberty TripAdvisor Holdings, Inc., Class A *	31,358

Shares		Fair Value
Common Stocks, continued
Internet & Catalog Retail, continued
858	Liberty Ventures, Inc., Series A *	$32,570
726	Netflix, Inc. *	327,557
625	Priceline.com, Inc. *	724,113
1,347	TripAdvisor, Inc. *	123,143
188	zulily, Inc., Class A *	7,123

		2,981,167

Internet Software & Services (6.1%):
2,147	Akamai Technologies, Inc. *	128,391
15,339	eBay, Inc. *	868,648
621	Equinix, Inc. *^	131,950
23,899	Facebook, Inc., Class A *	1,888,977
3,438	Google, Inc., Class C *	1,984,964
3,398	Google, Inc., Class A *	1,999,417
378	IAC/InterActiveCorp	24,910
1,263	LinkedIn Corp., Class A *	262,439
1,406	Rackspace Hosting, Inc. *^	45,765
5,799	Twitter, Inc. *	299,112
1,445	VeriSign, Inc. *^	79,648
629	Yelp, Inc. *^	42,929
385	Zillow, Inc., Class A *^	44,656

		7,801,806

IT Services (5.7%):
7,656	Accenture plc, Class A	622,585
657	Alliance Data Systems Corp. *	163,113
5,835	Automatic Data Processing, Inc.	484,772
860	Booz Allen Hamilton Holding Corp.	20,124
1,466	Broadridge Financial Solutions, Inc.	61,030
7,364	Cognizant Technology Solutions Corp., Class A *	329,686
110	Computer Sciences Corp.	6,727
288	DST Systems, Inc.	24,169
442	Fidelity National Information Services, Inc.	24,885
3,016	Fiserv, Inc. *	194,939
1,004	FleetCor Technologies, Inc. *	142,688
1,108	Gartner, Inc. *	81,405
213	Genpact, Ltd. *	3,476
825	Global Payments, Inc.	57,651
11,450	International Business Machines Corp.	2,173,553
1,041	Jack Henry & Associates, Inc.	57,942
12,168	MasterCard, Inc., Class A	899,459
3,510	Paychex, Inc.	155,142
560	Sabre Corp. ^	10,032
1,479	Teradata Corp. *^	62,000
1,578	Total System Services, Inc.	48,855
1,541	Vantive, Inc., Class A *	47,617
1,379	VeriFone Systems, Inc. *	47,410
6,069	Visa, Inc., Class A	1,294,942
6,513	Western Union Co. ^	104,469

		7,118,671

Leisure Products (0.2%):
1,180	Hasbro, Inc. ^	64,894
1,517	Mattel, Inc.	46,496
797	Polaris Industries, Inc. ^	119,383

		230,773

Life Sciences Tools & Services (0.7%):
594	Agilent Technologies, Inc.	33,846
1,279	Bruker Corp. *	23,681

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Life Sciences Tools & Services, continued
290	Charles River Laboratories International, Inc. *	$17,325
642	Covance, Inc. *	50,525
1,687	Illumina, Inc. *^	276,533
358	Mettler-Toledo International, Inc. *	91,695
265	PerkinElmer, Inc.	11,554
213	Techne Corp.	19,926
1,946	Thermo Fisher Scientific, Inc.	236,828
1,026	Waters Corp. *	101,697

		863,610

Machinery (1.9%):
1,602	Caterpillar, Inc.	158,646
1,137	Colfax Corp. *^	64,775
219	Crane Co.	13,843
2,226	Cummins, Inc.	293,787
959	Deere & Co. ^	78,628
1,580	Donaldson Co., Inc.	64,195
1,487	Dover Corp.	119,451
1,662	Flowserve Corp.	117,204
737	Graco, Inc.	53,786
898	IDEX Corp.	64,988
4,134	Illinois Tool Works, Inc.	348,992
283	Ingersoll-Rand plc	15,950
254	ITT Corp.	11,415
338	Lincoln Electric Holdings, Inc.	23,368
1,662	Manitowoc Co., Inc. (The) ^	38,974
680	Middleby Corp. (The) *	59,928
111	Navistar International Corp. *^	3,653
778	Nordson Corp.	59,182
3,932	PACCAR, Inc.	223,633
1,328	Pall Corp. ^	111,154
960	Parker Hannifin Corp.	109,584
165	Pentair plc	10,806
101	Snap-On, Inc.	12,229
216	Stanley Black & Decker, Inc.	19,179
66	Timken Co.	2,798
681	Toro Co.	40,336
1,418	Trinity Industries, Inc. ^	66,249
21	Valmont Industries, Inc. ^	2,834
684	WABCO Holdings, Inc. *	62,210
1,179	Wabtec Corp.	95,546
1,582	Xylem, Inc.	56,145

		2,403,468

Marine (0.1%):
684	Kirby Corp. *	80,609

Media (5.5%):
717	AMC Networks, Inc., Class A *	41,887
2,324	Cablevision Systems Corp., Class A ^	40,693
5,741	CBS Corp., Class B	307,144
103	CBS Outdoor Americas, Inc.	3,084
960	Charter Communications, Inc., Class A *	145,315
1,381	Cinemark Holdings, Inc.	47,009
232	Clear Channel Outdoor Holdings, Inc., Class A	1,564
28,688	Comcast Corp., Class A	1,542,841
5,661	DIRECTV, Inc., Class A *	489,790
2,776	Discovery Communications, Inc., Class A *	104,933
2,774	Discovery Communications, Inc., Class C *	103,415
1,892	DISH Network Corp., Class A *	122,185

Shares		Fair Value
Common Stocks, continued
Media, continued
5,109	Interpublic Group of Cos., Inc. (The)	$93,597
943	Lamar Advertising Co.	46,443
953	Lions Gate Entertainment Corp. ^	31,421
909	Live Nation, Inc. *	21,834
3,294	McGraw-Hill Cos., Inc. (The)	278,178
224	Morningstar, Inc.	15,210
3,128	Omnicom Group, Inc. ^	215,394
2,448	Pandora Media, Inc. *	59,144
273	Regal Entertainment Group, Class A	5,427
1,274	Scripps Networks Interactive, Class A ^	99,487
31,373	Sirius XM Holdings, Inc. *^	109,492
1,013	Starz - Liberty Capital *	33,510
3,372	Time Warner Cable, Inc.	483,848
16,987	Twenty-First Century Fox, Inc. ^	582,484
5,202	Viacom, Inc., Class B	400,242
17,566	Walt Disney Co. (The)	1,563,900

		6,989,471

Metals & Mining (0.1%):
40	Carpenter Technology Corp.	1,806
416	Compass Minerals International, Inc.	35,060
1,801	Southern Copper Corp. ^	53,400
128	Tahoe Resources, Inc. *	2,598
33	TimkenSteel Corp.	1,534

		94,398

Multiline Retail (0.6%):
193	Big Lots, Inc.	8,309
204	Dillard’s, Inc., Class A ^	22,232
2,855	Dollar General Corp. *	174,469
2,503	Dollar Tree, Inc. *	140,343
1,083	Family Dollar Stores, Inc.	83,651
142	Kohl’s Corp.	8,666
3,380	Macy’s, Inc.	196,649
1,677	Nordstrom, Inc.	114,656
258	Sears Holdings Corp. *^	6,509
790	Target Corp.	49,517

		805,001

Multi-Utilities (0.0%):
439	Dominion Resources, Inc.	30,331

Oil, Gas & Consumable Fuels (3.2%):
456	Anadarko Petroleum Corp.	46,257
656	Antero Resources Corp. *^	36,008
634	Athlon Energy, Inc. *	36,918
5,050	Cabot Oil & Gas Corp. ^	165,085
2,879	Cheniere Energy, Inc. *	230,406
1,499	Chesapeake Energy Corp.	34,462
130	Cimarex Energy Co.	16,449
3,774	Cobalt International Energy, Inc. *	51,326
1,364	Concho Resources, Inc. *	171,032
1,037	Continental Resources, Inc. *^	68,940
78	CVR Energy, Inc. ^	3,489
6,615	EOG Resources, Inc.	655,017
1,664	EQT Corp.	152,323
829	Gulfport Energy Corp. *	44,269
450	HollyFrontier Corp.	19,656
2,175	Kinder Morgan, Inc.	83,390
1,290	Kosmos Energy LLC *	12,848
845	Laredo Petroleum Holdings, Inc. *^	18,936

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
2,267	Marathon Petroleum Corp.	$191,947
331	Memorial Resource Development Corp. *	8,973
3,113	Noble Energy, Inc.	212,805
1,207	Oasis Petroleum, Inc. *	50,465
1,325	ONEOK, Inc.	86,854
269	PBF Energy, Inc.	6,456
2,808	Phillips 66	228,318
1,731	Pioneer Natural Resources Co.	340,955
237	QEP Resources, Inc.	7,295
1,983	Range Resources Corp.	134,467
804	SM Energy Co. ^	62,712
4,273	Southwestern Energy Co. *	149,341
449	Targa Resources Corp.	61,140
259	Teekay Shipping Corp.	17,187
688	Tesoro Corp.	41,954
567	Ultra Petroleum Corp. *^	13,188
1,526	Valero Energy Corp.	70,608
152	Whiting Petroleum Corp. *	11,788
9,041	Williams Cos., Inc. (The)	500,419
174	World Fuel Services Corp.	6,946

		4,050,629

Paper & Forest Products (0.0%):
829	International Paper Co.	39,576

Personal Products (0.2%):
2,188	Avon Products, Inc.	27,569
686	Coty, Inc., Class A ^	11,353
2,776	Estee Lauder Co., Inc. (The), Class A	207,423
921	Herbalife, Ltd. ^	40,294
736	Nu Skin Enterprises, Inc., Class A ^	33,142

		319,781

Pharmaceuticals (3.7%):
19,245	Abbvie, Inc. ^	1,111,590
3,074	Actavis, Inc. plc *	741,695
3,601	Allergan, Inc.	641,662
7,160	Bristol-Myers Squibb Co.	366,449
1,843	Endo International plc *	125,951
719	Jazz Pharmaceuticals plc *	115,443
5,376	Johnson & Johnson Co.	573,028
307	Mallinckrodt plc *	27,676
676	Mallinckrodt plc *	60,941
4,952	Merck & Co., Inc.	293,555
4,523	Mylan, Inc. *	205,751
374	Perrigo Co. plc	56,171
732	Pharmacyclics, Inc. *^	85,959
767	Salix Pharmaceuticals, Ltd. *^	119,836
6,064	Zoetis, Inc.	224,065

		4,749,772

Professional Services (0.4%):
356	CoStar Group, Inc. *	55,372
163	Dun & Bradstreet Corp. ^	19,148
774	Equifax, Inc.	57,849
822	IHS, Inc., Class A *	102,906
2,548	Nielsen Holdings NV	112,953
1,651	Robert Half International, Inc.	80,899
2,014	Verisk Analytics, Inc., Class A *	122,632

		551,759

Real Estate Investment Trusts (REITs) (1.5%):
4,790	American Tower Corp.	448,487

Shares		Fair Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
1,029	Apartment Investment & Management Co., Class A	$32,743
227	Boston Properties, Inc.	26,278
232	Columbia Property Trust, Inc.	5,538
724	Equity Lifestyle Properties, Inc.	30,669
1,386	Extra Space Storage, Inc.	71,476
532	Federal Realty Investment Trust	63,021
175	Gaming & Leisure Properties, Inc. ^	5,408
1,974	Health Care REIT, Inc.	123,118
353	Healthcare Trust of America, Inc.	4,095
486	NorthStar Realty Finance Corp.	8,588
509	OMEGA Healthcare Investors, Inc. ^	17,403
1,054	Plum Creek Timber Co., Inc.	41,117
1,604	Public Storage, Inc.	266,006
185	Rayonier, Inc. ^	5,761
2,805	Simon Property Group, Inc.	461,197
701	Tanger Factory Outlet Centers, Inc.	22,937
731	Taubman Centers, Inc.	53,363
1,626	Ventas, Inc.	100,731
522	Vornado Realty Trust	52,179
668	Weyerhaeuser Co.	21,282

		1,861,397

Real Estate Management & Development (0.1%):
3,430	CBRE Group, Inc. *	102,008
233	Howard Hughes Corp. (The) *	34,950
147	Jones Lang LaSalle, Inc.	18,572
781	Realogy Holdings Corp. *	29,053

		184,583

Road & Rail (1.4%):
49	AMERCO, Inc.	12,833
1,273	Avis Budget Group, Inc. *	69,875
297	Genesee & Wyoming, Inc., Class A *	28,307
5,418	Hertz Global Holdings, Inc. *	137,563
1,113	J.B. Hunt Transport Services, Inc.	82,418
1,031	Kansas City Southern Industries, Inc.	124,957
542	Landstar System, Inc.	39,127
789	Norfolk Southern Corp.	88,052
777	Old Dominion Freight Line, Inc. *	54,887
10,964	Union Pacific Corp.	1,188,717

		1,826,736

Semiconductors & Semiconductor Equipment (2.2%):
7,178	Advanced Micro Devices, Inc. *^	24,477
1,450	Altera Corp.	51,881
1,721	Analog Devices, Inc.	85,172
9,842	Applied Materials, Inc.	212,686
5,127	Atmel Corp. *	41,426
3,024	Avago Technologies, Ltd.	263,088
825	Cree, Inc. *^	33,784
383	Freescale Semiconductor Holdings I, Ltd. *^	7,480

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
818	Freescale Semiconductor, Ltd. *	$15,976
5,121	Intel Corp.	178,313
1,830	KLA-Tencor Corp.	144,167
534	Lam Research Corp.	39,890
2,863	Linear Technology Corp.	127,089
3,127	Maxim Integrated Products, Inc.	94,560
2,424	Microchip Technology, Inc. ^	114,486
11,361	Micron Technology, Inc. *	389,228
1,133	NVIDIA Corp. ^	20,904
2,790	ON Semiconductor Corp. *	24,943
2,294	Skyworks Solutions, Inc.	133,167
1,061	SunEdison, Inc. *^	20,032
64	Sunpower Corp. Common *^	2,168
265	Teradyne, Inc.	5,138
13,064	Texas Instruments, Inc.	623,022
3,247	Xilinx, Inc.	137,510

		2,790,587

Software (5.7%):
3,931	Activision Blizzard, Inc.	81,725
6,024	Adobe Systems, Inc. *	416,801
264	Ansys, Inc. *	19,977
2,172	Autodesk, Inc. *	119,677
3,439	Cadence Design Systems, Inc. *^	59,185
1,795	Citrix Systems, Inc. *	128,055
582	Concur Technologies, Inc. *	73,809
2,912	Electronic Arts, Inc. *	103,696
509	FactSet Research Systems, Inc. ^	61,859
860	FireEye, Inc. *^	26,282
1,681	Fortinet, Inc. *	42,470
1,220	Informatica Corp. *	41,773
3,436	Intuit, Inc.	301,165
64,688	Microsoft Corp.	2,998,936
514	NetSuite, Inc. *^	46,024
39,754	Oracle Corp.	1,521,783
1,402	PTC, Inc. *	51,734
2,290	Red Hat, Inc. *	128,584
7,431	Salesforce.com, Inc. *	427,505
1,741	ServiceNow, Inc. *	102,336
818	Solarwinds, Inc. *	34,397
825	Solera Holdings, Inc.	46,497
1,423	Splunk, Inc. *^	78,777
471	Tableau Software, Inc., Class A *^	34,218
1,924	TIBCO Software, Inc. *	45,464
469	Veeva Systems, Inc., Class A *^	13,212
1,057	VMware, Inc., Class A *^	99,189
1,130	Workday, Inc., Class A *^	93,225

		7,198,355

Specialty Retail (3.7%):
138	Aaron’s, Inc.	3,356
106	Abercrombie & Fitch Co., Class A ^	3,852
880	Advance Auto Parts, Inc.	114,664
900	AutoNation, Inc. *	45,279
395	AutoZone, Inc. *	201,316
1,026	Bed Bath & Beyond, Inc. *^	67,542
1,063	Best Buy Co., Inc.	35,706
70	Cabela’s, Inc., Class A *^	4,123

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
1,830	CarMax, Inc. *^	$85,004
829	Chico’s FAS, Inc.	12,244
798	CST Brands, Inc.	28,688
205	Dick’s Sporting Goods, Inc.	8,995
262	Foot Locker, Inc.	14,580
74	GameStop Corp., Class A	3,049
3,202	Gap, Inc. (The)	133,491
1,089	GNC Holdings, Inc., Class A	42,188
16,553	Home Depot, Inc. (The)	1,518,573
1,034	L Brands, Inc.	69,257
12,331	Lowe’s Cos., Inc.	652,558
214	Michaels Cos., Inc. (The) *	3,741
269	Murphy USA, Inc. *	14,273
1,284	O’Reilly Automotive, Inc. *	193,062
234	Penske Automotive Group, Inc.	9,498
1,214	PetSmart, Inc.	85,089
2,571	Ross Stores, Inc.	194,316
1,481	Sally Beauty Holdings, Inc. *	40,535
660	Signet Jewelers, Ltd.	75,181
1,365	Tiffany & Co. ^	131,463
8,476	TJX Cos., Inc. (The)	501,525
1,676	Tractor Supply Co.	103,091
778	Ulta Salon, Cosmetics & Fragrance, Inc. *	91,936
953	Urban Outfitters, Inc. *^	34,975
1,157	Williams-Sonoma, Inc. ^	77,021

		4,600,171

Technology Hardware, Storage & Peripherals (6.1%):
1,309	3D Systems Corp. *^	60,698
72,981	Apple, Inc.	7,352,835
799	Diebold, Inc. ^	28,221
2,419	EMC Corp.	70,780
197	NCR Corp. *	6,582
1,418	NetApp, Inc.	60,917
1,300	SanDisk Corp.	127,335
347	Stratasys, Ltd. *^	41,911
625	Zebra Technologies Corp., Class A *	44,356

		7,793,635

Textiles, Apparel & Luxury Goods (1.5%):
650	Carter’s, Inc.	50,388
3,305	Coach, Inc.	117,691
428	Deckers Outdoor Corp. *^	41,593
559	Fossil Group, Inc. *	52,490
1,205	Hanesbrands, Inc.	129,465
1,566	Kate Spade & Co. *	41,076
2,472	Michael Kors Holdings, Ltd. *	176,476
8,454	Nike, Inc., Class B	754,098
872	PVH Corp.	105,643
534	Ralph Lauren Corp.	87,966
2,094	Under Armour, Inc., Class A *^	144,695
4,175	V.F. Corp.	275,675

		1,977,256

Thrifts & Mortgage Finance (0.0%):
248	Nationstar Mortgage Holdings, Inc. *^	8,492
1,306	Ocwen Financial Corp. *^	34,191

		42,683

Tobacco (1.9%):
22,745	Altria Group, Inc.	1,044,905
4,388	Lorillard, Inc.	262,885
11,175	Philip Morris International, Inc.	931,995

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Tobacco, continued
2,821	Reynolds American, Inc.	$166,439

		2,406,224

Trading Companies & Distributors (0.5%):
81	Air Lease Corp.	2,633
3,592	Fastenal Co. ^	161,281
1,313	HD Supply Holdings, Inc. *	35,792
572	MRC Global, Inc. *	13,339
567	MSC Industrial Direct Co., Inc., Class A ^	48,456
113	NOW, Inc. *^	3,436
1,177	United Rentals, Inc. *^	130,765
15	Veritiv Corp. *^	751
706	W.W. Grainger, Inc.	177,664

		574,117

Wireless Telecommunication Services (0.4%):
4,040	Crown Castle International Corp.	325,341
1,559	SBA Communications Corp., Class A *	172,893

		498,234

Total Common Stocks (Cost $74,856,369)		123,919,724

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (6.3%):
$8,019,600	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	8,019,600

Total Securities Held as Collateral for Securities on Loan (Cost $8,019,600)		8,019,600

Unaffiliated Investment Company (2.4%):
3,067,336	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	3,067,336

Total Unaffiliated Investment Company (Cost $3,067,336)		3,067,336

Total Investment Securities (Cost $85,943,305)(c) - 106.2%		135,006,660
Net other assets (liabilities) - (6.2)%		(7,889,090)

Net Assets - 100.0%		$127,117,570

Percentages indicated are based on net assets as of September 30, 2014.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2014. The total value of securities on loan as of September 30, 2014, was $7,800,421.
+	Affiliated Securities
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2014.
(b)	The rate represents the effective yield at September 30, 2014.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Futures Contracts

Cash of $154,000 has been segregated to cover margin requirements for the following open contracts as of September 30, 2014:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini December Futures	Long	12/19/14	10	$808,950	$(1,775)
S&P 500 Index E-Mini December Futures	Long	12/19/14	24	2,358,600	(23,473)

Total					$(25,248)

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (98.2%):
Aerospace & Defense (2.2%):
677	Alliant Techsystems, Inc.	$86,412
4,035	Exelis, Inc.	66,739
6,526	General Dynamics Corp.	829,389
168	Huntington Ingalls Industries, Inc.	17,507
1,841	L-3 Communications Holdings, Inc.	218,932
4,570	Northrop Grumman Corp.	602,143
6,676	Raytheon Co. ^	678,415
351	Rockwell Collins, Inc. ^	27,554
180	Spirit AeroSystems Holdings, Inc., Class A *	6,851
5,960	Textron, Inc.	214,500
868	Triumph Group, Inc.	56,463
17,368	United Technologies Corp.	1,834,062
224	Vectrus, Inc. *	4,378

		4,643,345

Air Freight & Logistics (0.3%):
3,595	FedEx Corp.	580,413

Airlines (0.3%):
236	Alaska Air Group, Inc. ^	10,275
158	Copa Holdings SA, Class A	16,952
17,153	Delta Air Lines, Inc.	620,082
1,656	Southwest Airlines Co. ^	55,923

		703,232

Auto Components (0.4%):
1,255	Gentex Corp. ^	33,596
10,389	Johnson Controls, Inc.	457,116
352	Lear Corp.	30,416
2,365	TRW Automotive Holdings Corp. *	239,456
934	Visteon Corp. *^	90,832

		851,416

Automobiles (1.1%):
82,855	Ford Motor Co.	1,225,425
34,217	General Motors Co.	1,092,891

		2,318,316

Banks (9.5%):
3,361	Associated Banc-Corp. ^	58,549
224,335	Bank of America Corp.	3,824,912
967	Bank of Hawaii Corp. ^	54,935
15,332	BB&T Corp.	570,504
591	BOK Financial Corp. ^	39,290
4,128	CIT Group, Inc.	189,723
1,028	City National Corp. ^	77,789
3,877	Comerica, Inc.	193,307
1,735	Commerce Bancshares, Inc. ^	77,459
1,121	Cullen/Frost Bankers, Inc. ^	85,768
3,044	East West Bancorp, Inc.	103,496
18,153	Fifth Third Bancorp	363,423
4,990	First Horizon National Corp. ^	61,277
7,572	First Niagara Financial Group, Inc.	63,075
2,960	First Republic Bank ^	146,165
4,113	Fulton Financial Corp.	45,572
17,622	Huntington Bancshares, Inc. ^	171,462
80,740	JPMorgan Chase & Co.	4,863,778
18,857	KeyCorp	251,364
2,807	M&T Bank Corp. ^	346,075
2,174	PacWest Bancorp	89,634
11,397	PNC Financial Services Group, Inc.	975,355
2,212	Popular, Inc. *	65,110
29,437	Regions Financial Corp.	295,547

Shares		Fair Value
Common Stocks, continued
Banks, continued
75	Signature Bank *	$8,405
11,372	SunTrust Banks, Inc. ^	432,477
984	SVB Financial Group *	110,297
2,932	Synovus Financial Corp.	69,312
3,551	TCF Financial Corp. ^	55,147
36,650	U.S. Bancorp	1,533,070
101,879	Wells Fargo & Co.	5,284,463
4,054	Zions Bancorp	117,809

		20,624,549

Beverages (0.1%):
240	Constellation Brands, Inc., Class A *	20,918
2,903	Molson Coors Brewing Co., Class B	216,100

		237,018

Biotechnology (0.1%):
457	Alkermes plc *	19,592
223	Alnylam Pharmaceuticals, Inc. *^	17,416
842	Amgen, Inc. ^	118,268
88	Cubist Pharmaceuticals, Inc. *^	5,838
206	Myriad Genetics, Inc. *	7,945

		169,059

Building Products (0.1%):
901	A.O. Smith Corp.	42,599
2,064	Fortune Brands Home & Security, Inc. ^	84,851
2,504	Owens Corning, Inc. ^	79,502

		206,952

Capital Markets (3.3%):
2,635	Ameriprise Financial, Inc. ^	325,106
24,332	Bank of New York Mellon Corp. (The)	942,378
1,682	BlackRock, Inc., Class A +	552,234
20,030	Charles Schwab Corp. (The)	588,682
6,136	E*TRADE Financial Corp. *^	138,612
530	Federated Investors, Inc., Class B ^	15,561
1,549	Franklin Resources, Inc. ^	84,591
9,541	Goldman Sachs Group, Inc. (The) ^	1,751,442
7,823	Invesco, Ltd.	308,852
1,334	Legg Mason, Inc. ^	68,247
32,725	Morgan Stanley	1,131,304
5,048	Northern Trust Corp. ^	343,415
3,042	NorthStar Asset Management Group, Inc. *	56,034
2,650	Raymond James Financial, Inc.	141,987
170	SEI Investments Co.	6,147
9,185	State Street Corp.	676,108
731	TD Ameritrade Holding Corp.	24,393

		7,155,093

Chemicals (1.6%):
4,530	Air Products & Chemicals, Inc. ^	589,715
996	Albemarle Corp.	58,664
1,659	Ashland, Inc.	172,702
1,276	Cabot Corp.	64,783
3,042	Celanese Corp., Series A	178,018
1,112	CF Industries Holdings, Inc. ^	310,493
1,374	Cytec Industries, Inc.	64,976
21,579	Dow Chemical Co. (The)	1,131,604
1,094	E.I. du Pont de Nemours & Co.	78,505

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
297	Eastman Chemical Co.	$24,024
1,308	Huntsman Corp.	33,995
7,143	Mosaic Co. (The)	317,221
810	Rayonier Advanced Materials, Inc. ^	26,657
1,452	Rockwood Holdings, Inc.	111,005
227	RPM International, Inc.	10,392
1,380	Sigma Aldrich Corp.	187,694
234	W.R. Grace & Co. *	21,280
122	Westlake Chemical Corp.	10,564

		3,392,292

Commercial Services & Supplies (0.5%):
3,723	ADT Corp. (The) ^	132,018
438	Cintas Corp. ^	30,918
353	Clean Harbors, Inc. *^	19,034
2,485	Corrections Corp. of America ^	85,385
1,390	Covanta Holding Corp. ^	29,496
382	Iron Mountain, Inc.	12,472
1,761	KAR Auction Services, Inc.	50,417
2,317	Pitney Bowes, Inc.	57,902
3,814	R.R. Donnelley & Sons Co.	62,778
5,670	Republic Services, Inc., Class A	221,243
1,089	Tyco International, Ltd.	48,537
1,024	Waste Connections, Inc.	49,684
8,909	Waste Management, Inc. ^	423,446

		1,223,330

Communications Equipment (1.6%):
30	Arista Networks, Inc. *	2,650
9,281	Brocade Communications Systems, Inc.	100,884
109,287	Cisco Systems, Inc.	2,750,754
708	EchoStar Corp., Class A *	34,522
1,809	Harris Corp.	120,118
4,906	JDS Uniphase Corp. *	62,797
7,903	Juniper Networks, Inc. ^	175,051
3,715	Motorola Solutions, Inc. ^	235,085

		3,481,861

Construction & Engineering (0.3%):
2,114	Aecom Technology Corp. *^	71,348
1,319	Fluor Corp.	88,096
2,825	Jacobs Engineering Group, Inc. *^	137,916
3,172	KBR, Inc. ^	59,729
3,457	Quanta Services, Inc. *	125,454
1,482	URS Corp. ^	85,378

		567,921

Construction Materials (0.1%):
2,793	Vulcan Materials Co.	168,222

Consumer Finance (0.9%):
626	Ally Financial, Inc. *	14,486
12,196	Capital One Financial Corp.	995,437
9,950	Discover Financial Services	640,681
9,029	Navient Corp.	159,904
1,788	Santander Consumer USA Holdings, Inc. ^	31,844
6,073	SLM Corp.	51,985
759	Synchrony Financial *	18,633

		1,912,970

Containers & Packaging (0.3%):
1,072	AptarGroup, Inc.	65,070
1,311	Avery Dennison Corp.	58,536
2,150	Bemis Co., Inc.	81,743

Shares		Fair Value
Common Stocks, continued
Containers & Packaging, continued
695	Greif, Inc., Class A	$30,448
3,582	MeadWestvaco Corp.	146,647
1,433	Owens-Illinois, Inc. *	37,330
3,048	Rock-Tenn Co., Class A	145,024
2,179	Sonoco Products Co.	85,613

		650,411

Distributors (0.0%):
216	Genuine Parts Co.	18,945

Diversified Consumer Services (0.1%):
2,086	Apollo Group, Inc., Class A *	52,463
1,342	DeVry, Inc.	57,451
73	Graham Holdings Co., Class B	51,070
1,002	Service Corp. International ^	21,182
291	ServiceMaster Global Holdings, Inc. *	7,042

		189,208

Diversified Financial Services (4.7%):
39,045	Berkshire Hathaway, Inc., Class B *	5,393,676
64,807	Citigroup, Inc.	3,358,299
6,804	CME Group, Inc. ^	544,014
2,012	FNFV Group *	27,685
1,183	Interactive Brokers Group, Inc., Class A	29,516
1,416	IntercontinentalExchange Group, Inc.	276,191
6,559	Leucadia National Corp.	156,367
1,371	MSCI, Inc., Class A *	64,464
2,497	NASDAQ OMX Group, Inc. (The) ^	105,923
3,073	Voya Financial, Inc.	120,154

		10,076,289

Diversified Telecommunication Services (2.1%):
110,731	AT&T, Inc. ^	3,902,160
11,478	CenturyLink, Inc.	469,335
21,351	Frontier Communications Corp. ^	138,995
250	Level 3 Communications, Inc. *^	11,433
900	Windstream Holdings, Inc. ^	9,702

		4,531,625

Electric Utilities (3.0%):
10,416	American Electric Power Co., Inc. ^	543,819
15,090	Duke Energy Corp.	1,128,279
6,954	Edison International	388,868
3,830	Entergy Corp.	296,174
18,324	Exelon Corp. ^	624,665
8,963	FirstEnergy Corp. ^	300,888
3,307	Great Plains Energy, Inc.	79,930
2,138	Hawaiian Electric Industries, Inc. ^	56,764
198	ITC Holdings Corp.	7,055
9,306	NextEra Energy, Inc. ^	873,647
6,745	Northeast Utilities	298,804
4,250	OGE Energy Corp. ^	157,718
5,362	Pepco Holdings, Inc.	143,487
2,348	Pinnacle West Capital Corp.	128,295
14,179	PPL Corp.	465,638
19,022	Southern Co. (The)	830,310
2,742	Westar Energy, Inc. ^	93,557

		6,417,898

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electrical Equipment (0.5%):
2,337	Babcock & Wilcox Co. (The)	$64,712
10,173	Eaton Corp. plc	644,662
3,790	Emerson Electric Co.	237,178
1,061	Hubbell, Inc., Class B	127,882
962	Regal-Beloit Corp.	61,809
1,163	Roper Industries, Inc.	170,135

		1,306,378

Electronic Equipment, Instruments & Components (0.5%):
2,129	Arrow Electronics, Inc. *	117,840
2,356	Avnet, Inc.	97,774
1,040	AVX Corp.	13,811
21,447	Corning, Inc.	414,786
1,046	Dolby Laboratories, Inc., Class A *^	43,712
933	FLIR Systems, Inc.	29,240
3,282	Ingram Micro, Inc., Class A *^	84,708
4,370	Jabil Circuit, Inc.	88,143
1,793	Knowles Corp. *^	47,515
823	Tech Data Corp. *	48,442
2,880	Vishay Intertechnology, Inc. ^	41,155

		1,027,126

Energy Equipment & Services (1.0%):
1,099	Atwood Oceanics, Inc. *^	48,015
8,532	Baker Hughes, Inc.	555,092
1,576	Cameron International Corp. *	104,615
1,459	Diamond Offshore Drilling, Inc. ^	50,000
658	Frank’s International NV	12,305
659	Helmerich & Payne, Inc.	64,496
5,725	Nabors Industries, Ltd.	130,301
8,378	National-Oilwell Varco, Inc.	637,566
990	Oil States International, Inc. *	61,281
1,538	Patterson-UTI Energy, Inc.	50,031
2,669	Rowan Cos. plc, Class A	67,552
5,293	Seadrill, Ltd.	141,641
630	Seventy Seven Energy, Inc. *	14,956
3,118	Superior Energy Services, Inc.	102,489
1,065	Tidewater, Inc.	41,567
978	Unit Corp. *	57,360

		2,139,267

Food & Staples Retailing (2.3%):
541	Costco Wholesale Corp.	67,798
21,403	CVS Caremark Corp.	1,703,465
4,905	Safeway, Inc.	168,242
7,799	Sysco Corp. ^	295,972
5,052	Walgreen Co.	299,432
30,523	Wal-Mart Stores, Inc.	2,334,093
4,426	Whole Foods Market, Inc. ^	168,675

		5,037,677

Food Products (1.5%):
12,597	Archer-Daniels-Midland Co.	643,707
3,143	Bunge, Ltd.	264,735
1,267	Campbell Soup Co. ^	54,139
8,990	ConAgra Foods, Inc.	297,030
94	Hain Celestial Group, Inc. *	9,621
1,353	Ingredion, Inc.	102,544
2,214	J.M. Smucker Co. (The)	219,164
495	Kellogg Co. ^	30,492
36,088	Mondelez International, Inc., Class A	1,236,555
1,204	Pilgrim’s Pride Corp. *	36,794
1,191	Pinnacle Foods, Inc.	38,886
7,061	Rite AID Corp. *^	34,175

Shares		Fair Value
Common Stocks, continued
Food Products, continued
5,487	Tyson Foods, Inc., Class A	$216,023

		3,183,865

Gas Utilities (0.3%):
2,548	AGL Resources, Inc. ^	130,815
2,137	Atmos Energy Corp.	101,935
1,805	National Fuel Gas Co. ^	126,332
3,174	Questar Corp. +	70,748
3,688	UGI Corp.	125,724

		555,554

Health Care Equipment & Supplies (2.4%):
32,044	Abbott Laboratories	1,332,710
1,752	Alere, Inc. *^	67,943
25,551	Boston Scientific Corp. *	301,757
4,427	CareFusion Corp. *	200,322
271	Cooper Cos., Inc. (The)	42,208
9,621	Covidien plc	832,313
2,084	DENTSPLY International, Inc.	95,030
1,162	Hill-Rom Holdings, Inc.	48,142
3,454	Hologic, Inc. *	84,036
58	Intuitive Surgical, Inc. *	26,786
21,314	Medtronic, Inc. ^	1,320,402
485	Sirona Dental Systems, Inc. *	37,190
2,162	St. Jude Medical, Inc. ^	130,001
2,900	Stryker Corp.	234,175
885	Teleflex, Inc. ^	92,960
3,314	Zimmer Holdings, Inc.	333,223

		5,179,198

Health Care Providers & Services (2.9%):
5,355	Aetna, Inc.	433,755
6,673	Cardinal Health, Inc.	499,941
5,287	CIGNA Corp.	479,478
2,478	Community Health Systems, Inc. *	135,770
2,476	DaVita, Inc. *	181,095
2,205	Express Scripts Holding Co. *	155,739
6,305	HCA Holdings, Inc. *	444,629
1,721	Health Net, Inc. *	79,355
3,304	Humana, Inc.	430,478
1,095	Laboratory Corp. of America Holdings *	111,416
948	LifePoint Hospitals, Inc. *	65,592
752	MEDNAX, Inc. *	41,225
2,114	Omnicare, Inc. ^	131,618
1,660	Patterson Cos., Inc. ^	68,774
3,085	Quest Diagnostics, Inc. ^	187,198
655	Quintiles Transnational Holdings, Inc. *	36,536
20,905	UnitedHealth Group, Inc.	1,803,056
1,474	Universal Health Services, Inc., Class B	154,033
1,910	VCA Antech, Inc. *	75,120
5,968	WellPoint, Inc. ^	713,892

		6,228,700

Health Care Technology (0.0%):
2,449	Allscripts Healthcare Solutions, Inc. *	32,853

Hotels, Restaurants & Leisure (0.7%):
101	Aramark Holdings Corp.	2,656
9,069	Carnival Corp.	364,302
711	Choice Hotels International, Inc. ^	36,972
2,843	Darden Restaurants, Inc. ^	146,301
853	Hyatt Hotels Corp., Class A *^	51,624

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
5,273	International Game Technology ^	$88,956
594	Marriott International, Inc., Class A ^	41,521
7,261	MGM Resorts International *	165,405
148	Norwegian Cruise Line Holdings, Ltd. *	5,331
3,546	Royal Caribbean Cruises, Ltd.	238,610
2,256	Starwood Hotels & Resorts Worldwide, Inc.	187,721
5,943	Wendy’s Co. (The) ^	49,089

		1,378,488

Household Durables (0.7%):
5,685	D.R. Horton, Inc. ^	116,656
2,607	Garmin, Ltd. ^	135,538
153	GoPro, Inc., Class A *	14,336
1,913	Jarden Corp. *	114,990
1,527	Leggett & Platt, Inc. ^	53,323
3,569	Lennar Corp. ^	138,584
1,312	Mohawk Industries, Inc. *^	176,884
2,393	Newell Rubbermaid, Inc.	82,343
8,049	PulteGroup, Inc. ^	142,145
717	Taylor Morrison Home Corp., Class A *^	11,630
3,793	Toll Brothers, Inc. *	118,190
1,508	Whirlpool Corp.	219,641

		1,324,260

Household Products (2.3%):
468	Clorox Co. (The) ^	44,947
2,073	Colgate-Palmolive Co.	135,201
1,318	Energizer Holdings, Inc.	162,391
1,367	Kimberly-Clark Corp.	147,048
54,437	Procter & Gamble Co. (The) ^	4,558,554

		5,048,141

Independent Power and Renewable Electricity Producers (0.3%):
15,487	AES Corp. (The)	219,606
7,747	Calpine Corp. *	168,110
7,201	NRG Energy, Inc.	219,486

		607,202

Industrial Conglomerates (2.9%):
1,370	Carlisle Cos., Inc.	110,121
9,918	Danaher Corp.	753,570
213,923	General Electric Co.	5,480,707

		6,344,398

Insurance (5.7%):
7,206	ACE, Ltd.	755,693
9,691	AFLAC, Inc.	564,501
354	Alleghany Corp. *	148,025
1,167	Allied World Assurance Co. Holdings AG	42,992
931	Allied World Assurance Co. Holdings AG	34,298
9,261	Allstate Corp. (The) ^	568,348
1,284	American Financial Group, Inc.	74,331
30,864	American International Group, Inc.	1,667,274
159	American National Insurance Co.	17,872
1,471	Aon plc	128,963
2,851	Arch Capital Group, Ltd. *	156,007
193	Arthur J. Gallagher & Co.	8,754

Shares		Fair Value
Common Stocks, continued
Insurance, continued
1,422	Aspen Insurance Holdings, Ltd.	$60,819
1,529	Assurant, Inc.	98,315
3,581	Assured Guaranty, Ltd.	79,355
2,303	Axis Capital Holdings, Ltd.	109,001
2,421	Brown & Brown, Inc.	77,835
5,218	Chubb Corp. (The) ^	475,255
3,492	Cincinnati Financial Corp.	164,299
576	CNA Financial Corp. ^	21,905
941	Endurance Specialty Holdings, Ltd.	51,924
979	Everest Re Group, Ltd.	158,608
5,895	FNF Group ^	163,527
10,550	Genworth Financial, Inc., Class A *	138,205
930	Hanover Insurance Group, Inc. (The)	57,121
9,598	Hartford Financial Services Group, Inc. (The)	357,526
2,127	HCC Insurance Holdings, Inc.	102,713
5,630	Lincoln National Corp. ^	301,655
6,952	Loews Corp. ^	289,620
296	Markel Corp. *^	188,300
3,826	Marsh & McLennan Cos., Inc.	200,253
3,073	MBIA, Inc. *	28,210
579	Mercury General Corp.	28,261
19,963	MetLife, Inc.	1,072,413
5,584	Old Republic International Corp.	79,740
1,080	PartnerRe, Ltd.	118,681
6,280	Principal Financial Group, Inc. ^	329,512
1,292	ProAssurance Corp.	56,938
12,637	Progressive Corp. (The)	319,463
1,698	Protective Life Corp.	117,858
9,816	Prudential Financial, Inc.	863,219
1,062	Reinsurance Group of America, Inc.	85,098
863	RenaissanceRe Holdings, Ltd.	86,291
920	StanCorp Financial Group, Inc.	58,126
2,814	Torchmark Corp. ^	147,369
7,415	Travelers Cos., Inc. (The) ^	696,565
5,493	UnumProvident Corp.	188,849
1,931	Validus Holdings, Ltd.	75,579
2,143	W.R. Berkley Corp. ^	102,435
132	White Mountains Insurance Group, Ltd.	83,169
5,793	XL Group plc, Class B	192,154

		11,993,224

Internet & Catalog Retail (0.1%):
159	HomeAway, Inc. *	5,645
5,242	Liberty Media Corp. - Interactive, Class A *	149,501

		155,146

Internet Software & Services (0.5%):
1,712	AOL, Inc. *^	76,954
927	IAC/InterActiveCorp	61,089
21,482	Yahoo!, Inc. *^	875,392

		1,013,435

IT Services (0.4%):
3,417	Amdocs, Ltd.	156,772
130	Booz Allen Hamilton Holding Corp.	3,042
2,894	Computer Sciences Corp. ^	176,968

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
IT Services, continued
1,999	CoreLogic, Inc. *^	$54,113
132	DST Systems, Inc.	11,077
5,382	Fidelity National Information Services, Inc.	303,007
2,994	Genpact, Ltd. *	48,862
1,398	Leidos Holdings, Inc. ^	47,993
778	Paychex, Inc. ^	34,388
729	Teradata Corp. *^	30,560
796	Total System Services, Inc.	24,644

		891,426

Leisure Products (0.1%):
409	Hasbro, Inc. ^	22,493
4,602	Mattel, Inc.	141,051

		163,544

Life Sciences Tools & Services (0.6%):
6,092	Agilent Technologies, Inc.	347,122
444	Bio-Rad Laboratories, Inc., Class A *	50,350
547	Charles River Laboratories International, Inc. *	32,678
121	Covance, Inc. *	9,523
1,953	PerkinElmer, Inc. ^	85,151
4,985	QIAGEN NV *^	113,508
406	Techne Corp.	37,981
5,083	Thermo Fisher Scientific, Inc.	618,600

		1,294,913

Machinery (1.7%):
2,001	AGCO Corp. ^	90,965
10,496	Caterpillar, Inc. ^	1,039,419
676	Crane Co. ^	42,730
6,056	Deere & Co. ^	496,531
249	Donaldson Co., Inc. ^	10,117
926	Dover Corp. ^	74,386
146	IDEX Corp.	10,566
5,281	Ingersoll-Rand plc	297,637
1,509	ITT Corp.	67,814
2,137	Joy Global, Inc. ^	116,552
1,692	Kennametal, Inc.	69,897
1,129	Lincoln Electric Holdings, Inc.	78,053
999	Navistar International Corp. *^	32,877
1,806	Oshkosh Corp. ^	79,735
648	PACCAR, Inc.	36,855
1,479	Parker Hannifin Corp.	168,828
3,848	Pentair plc	252,006
1,071	Snap-On, Inc.	129,677
934	SPX Corp.	87,731
2,959	Stanley Black & Decker, Inc.	262,730
2,337	Terex Corp. ^	74,246
1,614	Timken Co.	68,417
790	Trinity Industries, Inc. ^	36,909
534	Valmont Industries, Inc. ^	72,053
1,100	Xylem, Inc. ^	39,039

		3,735,770

Media (1.9%):
1,068	CBS Corp., Class B	57,138
2,350	CBS Outdoor Americas, Inc.	70,359
518	Clear Channel Outdoor Holdings, Inc., Class A	3,491
4,700	Comcast Corp., Class A ^	252,766
1,214	DISH Network Corp., Class A *	78,400
1,600	DreamWorks Animation SKG, Inc., Class A *^	43,632
4,844	Gannett Co., Inc.	143,721

Shares		Fair Value
Common Stocks, continued
Media, continued
960	John Wiley & Sons, Inc., Class A	$53,866
4,049	Liberty Media Corp., Class C *^	190,263
2,025	Liberty Media Corp. *	95,540
1,557	Live Nation, Inc. *^	37,399
1,318	Madison Square Garden, Inc., Class A *	87,146
10,612	News Corp., Class A *^	173,506
1,295	Regal Entertainment Group, Class A	25,745
217	Starz - Liberty Capital *	7,178
7,586	Thomson Reuters Corp.	276,206
18,820	Time Warner, Inc.	1,415,452
10,690	Twenty-First Century Fox, Inc. ^	366,560
5,988	Walt Disney Co. (The)	533,112

		3,911,480

Metals & Mining (1.1%):
25,020	Alcoa, Inc. ^	402,572
2,329	Allegheny Technologies, Inc.	86,406
1,050	Carpenter Technology Corp.	47,408
3,249	Cliffs Natural Resources, Inc. ^	33,725
22,164	Freeport-McMoRan Copper & Gold, Inc.	723,654
10,643	Newmont Mining Corp.	245,321
6,797	Nucor Corp. ^	368,941
1,660	Reliance Steel & Aluminum Co.	113,544
1,377	Royal Gold, Inc.	89,422
4,853	Steel Dynamics, Inc.	109,726
1,536	Tahoe Resources, Inc. *	31,181
829	TimkenSteel Corp.	38,540
3,081	United States Steel Corp. ^	120,683

		2,411,123

Multiline Retail (0.6%):
884	Big Lots, Inc.	38,056
173	Dillard’s, Inc., Class A ^	18,854
1,583	Dollar General Corp. *	96,737
122	Family Dollar Stores, Inc. ^	9,423
5,135	J.C. Penney Co., Inc. *^	51,555
4,208	Kohl’s Corp. ^	256,814
1,761	Macy’s, Inc.	102,455
127	Sears Holdings Corp. *^	3,204
12,156	Target Corp. ^	761,939

		1,339,037

Multi-Utilities (2.3%):
2,370	Alliant Energy Corp.	131,322
5,181	Ameren Corp. ^	198,588
9,176	CenterPoint Energy, Inc.	224,537
5,734	CMS Energy Corp.	170,070
6,252	Consolidated Edison, Inc. ^	354,238
11,654	Dominion Resources, Inc.	805,174
3,779	DTE Energy Co.	287,506
1,709	Integrys Energy Group, Inc.	110,777
4,085	MDU Resources Group, Inc. ^	113,604
6,722	NiSource, Inc.	275,468
9,919	PG&E Corp.	446,752
10,798	Public Service Enterprise Group, Inc.	402,118
3,024	SCANA Corp.	150,021
5,238	Sempra Energy	551,980
4,791	TECO Energy, Inc.	83,268
1,786	Vectren Corp. ^	71,261
4,815	Wisconsin Energy Corp. ^	207,045

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Multi-Utilities, continued
10,715	Xcel Energy, Inc.	$325,736

		4,909,465

Oil, Gas & Consumable Fuels (11.6%):
9,990	Anadarko Petroleum Corp.	1,013,386
8,231	Apache Corp. ^	772,644
8,659	Chesapeake Energy Corp. ^	199,070
40,612	Chevron Corp.	4,845,824
1,634	Cimarex Energy Co.	206,750
714	Cobalt International Energy, Inc. *	9,710
26,193	ConocoPhillips ^	2,004,288
4,910	CONSOL Energy, Inc.	185,893
204	CVR Energy, Inc. ^	9,125
7,495	Denbury Resources, Inc. ^	112,650
8,705	Devon Energy Corp.	593,507
1,564	Energen Corp.	112,983
729	EP Energy Corp., Class A *^	12,743
313	EQT Corp.	28,652
91,611	Exxon Mobil Corp.	8,616,014
949	Golar LNG, Ltd.	63,014
338	Gulfport Energy Corp. *	18,049
5,930	Hess Corp.	559,318
3,451	HollyFrontier Corp.	150,740
10,150	Kinder Morgan, Inc.	389,151
211	Laredo Petroleum Holdings, Inc. *^	4,729
14,427	Marathon Oil Corp. ^	542,311
1,371	Marathon Petroleum Corp. ^	116,083
489	Memorial Resource Development Corp. *	13,257
3,831	Murphy Oil Corp.	218,022
2,937	Newfield Exploration Co. *	108,875
2,212	Noble Energy, Inc. ^	151,212
16,761	Occidental Petroleum Corp. ^	1,611,570
2,072	ONEOK, Inc.	135,820
1,039	PBF Energy, Inc.	24,936
5,793	Peabody Energy Corp. ^	71,717
7,125	Phillips 66	579,334
3,360	QEP Resources, Inc. ^	103,421
10,735	SandRidge Energy, Inc. *^	46,053
14,312	Spectra Energy Corp.	561,889
536	Teekay Shipping Corp.	35,569
1,572	Tesoro Corp.	95,861
2,337	Ultra Petroleum Corp. *^	54,359
8,667	Valero Energy Corp.	401,022
2,278	Whiting Petroleum Corp. *	176,659
1,220	World Fuel Services Corp.	48,702
4,320	WPX Energy, Inc. *	103,939

		25,108,851

Paper & Forest Products (0.2%):
1,396	Domtar Corp.	49,041
7,813	International Paper Co. ^	372,993

		422,034

Personal Products (0.0%):
5,464	Avon Products, Inc. ^	68,846
298	Coty, Inc., Class A ^	4,932

		73,778

Pharmaceuticals (7.3%):
22,735	Bristol-Myers Squibb Co. ^	1,163,577
20,991	Eli Lilly & Co.	1,361,266
3,564	Hospira, Inc. *	185,435
50,878	Johnson & Johnson Co.	5,423,087
657	Mallinckrodt plc *	59,229
53,617	Merck & Co., Inc.	3,178,416

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
2,211	Perrigo Co. plc	$332,070
136,079	Pfizer, Inc.	4,023,856

		15,726,936

Professional Services (0.2%):
502	Dun & Bradstreet Corp. ^	58,970
1,213	Equifax, Inc.	90,660
1,711	Manpower, Inc.	119,941
1,507	Nielsen Holdings NV	66,805
1,388	Towers Watson & Co., Class A	138,106

		474,482

Real Estate Investment Trusts (REITs) (4.2%):
1,519	Alexandria Real Estate Equities, Inc.	112,026
2,256	American Campus Communities, Inc.	82,231
7,508	American Capital Agency Corp. ^	159,545
3,054	American Homes 4 Rent, Class A	51,582
19,385	American Realty Capital Properties, Inc.	233,783
20,230	Annaly Capital Management, Inc. ^	216,056
1,380	Apartment Investment & Management Co., Class A	43,912
2,767	AvalonBay Communities, Inc.	390,064
4,107	BioMed Realty Trust, Inc.	82,961
2,875	Boston Properties, Inc.	332,810
3,403	Brandywine Realty Trust	47,880
1,056	Brixmor Property Group, Inc. ^	23,507
1,840	Camden Property Trust	126,095
3,531	CBL & Associates Properties, Inc.	63,205
22,048	Chimera Investment Corp.	67,026
2,239	Columbia Property Trust, Inc.	53,445
1,851	Corporate Office Properties Trust	47,608
6,405	DDR Corp.	107,156
2,888	Digital Realty Trust, Inc. ^	180,153
3,065	Douglas Emmett, Inc.	78,679
7,082	Duke Realty Corp.	121,669
2,542	Equity Commonwealth ^	65,355
502	Equity Lifestyle Properties, Inc.	21,265
7,709	Equity Residential Property Trust	474,719
1,335	Essex Property Trust, Inc. ^	238,631
486	Federal Realty Investment Trust	57,572
1,529	Gaming & Leisure Properties, Inc. ^	47,246
12,103	General Growth Properties, Inc.	285,026
9,779	HCP, Inc.	388,324
3,075	Health Care REIT, Inc.	191,788
4,399	Healthcare Trust of America, Inc. ^	51,028
1,225	Home Properties, Inc.	71,344
3,229	Hospitality Properties Trust	86,699
16,156	Host Hotels & Resorts, Inc.	344,607
1,757	Kilroy Realty Corp. ^	104,436
8,766	Kimco Realty Corp.	192,063
3,156	Liberty Property Trust	104,969
3,005	Macerich Co. (The)	191,809

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
7,839	MFA Financial, Inc.	$60,987
1,614	Mid-America Apartment Communities, Inc. ^	105,959
2,632	National Retail Properties, Inc. ^	90,988
3,148	NorthStar Realty Finance Corp. ^	55,625
1,793	OMEGA Healthcare Investors, Inc. ^	61,303
3,251	Piedmont Office Realty Trust, Inc., Class A ^	57,348
1,953	Plum Creek Timber Co., Inc.	76,187
1,144	Post Properties, Inc.	58,733
10,665	ProLogis, Inc.	402,071
243	Public Storage, Inc.	40,299
2,369	Rayonier, Inc. ^	73,771
4,729	Realty Income Corp. ^	192,896
1,973	Regency Centers Corp.	106,207
5,034	Retail Properties of America, Inc., Class A	73,647
4,344	Senior Housing Properties Trust ^	90,876
1,685	Simon Property Group, Inc.	277,048
1,878	SL Green Realty Corp. ^	190,279
8,524	Spirit Realty Capital, Inc.	93,508
4,716	Starwood Property Trust, Inc. ^	103,563
748	Tanger Factory Outlet Centers, Inc.	24,475
90	Taubman Centers, Inc.	6,570
7,857	Two Harbors Investment Corp. ^	75,977
5,371	UDR, Inc.	146,360
3,312	Ventas, Inc. ^	205,178
3,101	Vornado Realty Trust	309,976
3,383	Washington Prime Group, Inc. ^	59,135
2,624	Weingarten Realty Investors ^	82,656
10,052	Weyerhaeuser Co. ^	320,257
2,137	WP Carey, Inc. ^	136,276

		9,116,429

Real Estate Management & Development (0.1%):
3,533	Forest City Enterprises, Inc., Class A *	69,105
439	Howard Hughes Corp. (The) *	65,850
695	Jones Lang LaSalle, Inc.	87,807
1,760	Realogy Holdings Corp. *^	65,472

		288,234

Road & Rail (0.7%):
66	AMERCO, Inc.	17,285
1,207	Con-way, Inc. ^	57,333
21,431	CSX Corp.	687,077
592	Genesee & Wyoming, Inc., Class A *	56,424
533	Kansas City Southern Industries, Inc. ^	64,600
5,207	Norfolk Southern Corp.	581,100
1,143	Ryder System, Inc.	102,836

		1,566,655

Semiconductors & Semiconductor Equipment (2.5%):
4,189	Altera Corp. ^	149,882
3,641	Analog Devices, Inc. ^	180,193

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
8,625	Applied Materials, Inc.	$186,386
11,416	Broadcom Corp., Class A	461,435
1,157	Cree, Inc. *^	47,379
1,566	First Solar, Inc. *	103,058
84	Freescale Semiconductor Holdings I, Ltd. *^	1,641
93	Freescale Semiconductor, Ltd. *	1,816
97,171	Intel Corp.	3,383,494
317	KLA-Tencor Corp. ^	24,973
2,536	Lam Research Corp. ^	189,439
8,672	Marvell Technology Group, Ltd.	116,898
511	Maxim Integrated Products, Inc.	15,453
2,803	Micron Technology, Inc. *^	96,031
9,950	NVIDIA Corp. ^	183,578
4,700	ON Semiconductor Corp. *	42,018
3,879	SunEdison, Inc. *^	73,236
911	Sunpower Corp. Common *^	30,865
3,764	Teradyne, Inc. ^	72,984

		5,360,759

Software (1.9%):
3,573	Activision Blizzard, Inc.	74,283
1,523	Ansys, Inc. *	115,245
1,009	Autodesk, Inc. *	55,596
6,825	CA, Inc. ^	190,691
342	Citrix Systems, Inc. *	24,398
1,591	Electronic Arts, Inc. *	56,656
358	FireEye, Inc. *^	10,940
245	Informatica Corp. *	8,389
62,208	Microsoft Corp.	2,883,962
5,637	Nuance Communications, Inc. *^	86,894
2,072	Rovi Corp. *	40,912
14,764	Symantec Corp.	347,102
3,284	Synopsys, Inc. *	130,358
15,167	Zynga, Inc. *	40,951

		4,066,377

Specialty Retail (0.7%):
1,151	Aaron’s, Inc.	27,992
1,356	Abercrombie & Fitch Co., Class A ^	49,277
2,729	Ascena Retail Group, Inc. *^	36,296
2,504	Bed Bath & Beyond, Inc. *^	164,838
4,285	Best Buy Co., Inc. ^	143,933
934	Cabela’s, Inc., Class A *^	55,013
1,459	CarMax, Inc. *^	67,771
1,881	Chico’s FAS, Inc.	27,782
241	CST Brands, Inc.	8,664
1,700	Dick’s Sporting Goods, Inc. ^	74,596
1,577	DSW, Inc., Class A	47,483
2,663	Foot Locker, Inc.	148,196
2,319	GameStop Corp., Class A ^	95,543
3,338	L Brands, Inc.	223,578
214	Michaels Cos., Inc. (The) *	3,741
544	Murphy USA, Inc. *	28,865
520	Penske Automotive Group, Inc.	21,107
922	Sally Beauty Holdings, Inc. *	25,235
531	Signet Jewelers, Ltd.	60,486
13,809	Staples, Inc. ^	167,089

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
654	Urban Outfitters, Inc. *^	$24,002

		1,501,487

Technology Hardware, Storage & Peripherals (1.8%):
39,357	EMC Corp. ^	1,151,586
40,433	Hewlett-Packard Co.	1,434,158
1,305	Lexmark International, Inc., Class A ^	55,463
3,244	NCR Corp. *^	108,382
4,520	NetApp, Inc. ^	194,179
2,536	SanDisk Corp. ^	248,401
451	Stratasys, Ltd. *^	54,472
4,751	Western Digital Corp. ^	462,367
24,916	Xerox Corp.	329,639

		4,038,647

Textiles, Apparel & Luxury Goods (0.0%):
224	PVH Corp.	27,138
309	Ralph Lauren Corp.	50,901

		78,039

Thrifts & Mortgage Finance (0.2%):
2,158	BankUnited, Inc.	65,797
11,230	Hudson City Bancorp, Inc.	109,156
55	Nationstar Mortgage Holdings, Inc. *	1,883
9,448	New York Community Bancorp, Inc. ^	149,940
6,681	People’s United Financial, Inc. ^	96,674
1,604	TFS Financial Corp.	22,969

		446,419

Tobacco (0.6%):
2,293	Altria Group, Inc. ^	105,340
13,860	Philip Morris International, Inc. ^	1,155,924
1,611	Reynolds American, Inc. ^	95,049

		1,356,313

Trading Companies & Distributors (0.1%):
2,026	Air Lease Corp. ^	65,845
970	GATX Corp. ^	56,619
1,222	MRC Global, Inc. *	28,497
2,073	NOW, Inc. *^	63,040
152	Veritiv Corp. *^	7,609
946	WESCO International, Inc. *^	74,034

		295,644

Water Utilities (0.1%):
3,823	American Water Works Co., Inc.	184,383
3,781	Aqua America, Inc.	88,967

		273,350

Wireless Telecommunication Services (0.1%):
15,569	Sprint Corp. *^	98,707
1,873	Telephone & Data Systems, Inc.	44,877
5,656	T-Mobile US, Inc. *^	163,289
299	United States Cellular Corp. *	10,609

		317,482

Total Common Stocks (Cost $153,110,617)		211,843,951

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (18.4%):
$39,558,908	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	$39,558,908

Total Securities Held as Collateral for Securities on Loan (Cost $39,558,908)		39,558,908

Unaffiliated Investment Company (1.6%):
3,342,699	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	3,342,699

Total Unaffiliated Investment Company (Cost $3,342,699)		3,342,699

Total Investment Securities (Cost $196,012,224)(c) - 118.2%		254,745,558
Net other assets (liabilities) - (18.2)%		(39,252,222)

Net Assets - 100.0%		$215,493,336

Percentages indicated are based on net assets as of September 30, 2014.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2014. The total value of securities on loan as of September 30, 2014, was $38,488,041.
+	Affiliated Securities
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2014.
(b)	The rate represents the effective yield at September 30, 2014.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Futures Contracts

Cash of $186,000 has been segregated to cover margin requirements for the following open contracts as of September 30, 2014:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures	Long	12/19/14	38	$3,734,450	$(58,159)

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (97.7%):
Aerospace & Defense (2.7%):
63,113	Boeing Co. (The)	$8,039,334
29,923	General Dynamics Corp.	3,802,914
73,766	Honeywell International, Inc.	6,869,090
8,131	L-3 Communications Holdings, Inc.	966,939
25,426	Lockheed Martin Corp.	4,647,364
19,591	Northrop Grumman Corp.	2,581,310
13,518	Precision Castparts Corp.	3,202,144
29,274	Raytheon Co. ^	2,974,824
12,678	Rockwell Collins, Inc.	995,223
26,236	Textron, Inc.	944,234
80,172	United Technologies Corp.	8,466,162

		43,489,538

Air Freight & Logistics (0.7%):
13,920	C.H. Robinson Worldwide, Inc. ^	923,174
18,346	Expeditors International of Washington, Inc.	744,481
25,009	FedEx Corp.	4,037,703
66,272	United Parcel Service, Inc., Class B	6,513,875

		12,219,233

Airlines (0.3%):
79,421	Delta Air Lines, Inc.	2,871,070
64,546	Southwest Airlines Co. ^	2,179,718

		5,050,788

Auto Components (0.4%):
21,533	BorgWarner, Inc.	1,132,851
28,250	Delphi Automotive plc	1,732,855
25,996	Goodyear Tire & Rubber Co.	587,120
62,778	Johnson Controls, Inc.	2,762,232

		6,215,058

Automobiles (0.6%):
365,413	Ford Motor Co.	5,404,458
127,040	General Motors Co.	4,057,658
20,505	Harley-Davidson, Inc. ^	1,193,391

		10,655,507

Banks (5.1%):
990,892	Bank of America Corp. ^	16,894,709
67,939	BB&T Corp. ^	2,528,010
17,085	Comerica, Inc.	851,858
78,588	Fifth Third Bancorp ^	1,573,332
76,951	Huntington Bancshares, Inc. ^	748,733
354,385	JPMorgan Chase & Co.	21,348,152
82,595	KeyCorp	1,100,991
12,465	M&T Bank Corp. ^	1,536,810
50,077	PNC Financial Services Group, Inc.	4,285,590
129,863	Regions Financial Corp.	1,303,825
50,134	SunTrust Banks, Inc. ^	1,906,596
169,772	U.S. Bancorp	7,101,563
447,595	Wells Fargo & Co.	23,216,752
19,149	Zions Bancorp ^	556,470

		84,953,391

Beverages (2.1%):
14,883	Brown-Forman Corp., Class B	1,342,744
371,949	Coca-Cola Co. (The)	15,867,345
21,278	Coca-Cola Enterprises, Inc.	943,892
15,782	Constellation Brands, Inc., Class A *	1,375,559
18,340	Dr Pepper Snapple Group, Inc. ^	1,179,445

Shares		Fair Value
Common Stocks, continued
Beverages, continued
14,995	Molson Coors Brewing Co., Class B	$1,116,228
13,560	Monster Beverage Corp. *	1,243,045
141,968	PepsiCo, Inc.	13,215,801

		36,284,059

Biotechnology (2.8%):
18,631	Alexion Pharmaceuticals, Inc. *	3,089,392
71,580	Amgen, Inc.	10,054,127
22,249	Biogen Idec, Inc. *	7,360,192
75,328	Celgene Corp. *^	7,139,588
142,428	Gilead Sciences, Inc. *	15,161,460
6,951	Regeneron Pharmaceuticals, Inc. *^	2,505,975
22,446	Vertex Pharmaceuticals, Inc. *	2,520,910

		47,831,644

Building Products (0.1%):
9,077	Allegion plc	432,428
33,391	Masco Corp.	798,713

		1,231,141

Capital Markets (2.2%):
5,255	Affiliated Managers Group, Inc. *	1,052,892
17,636	Ameriprise Financial, Inc.	2,175,930
106,613	Bank of New York Mellon Corp. (The)	4,129,121
11,781	BlackRock, Inc., Class A +	3,867,938
108,057	Charles Schwab Corp. (The) ^	3,175,795
27,461	E*TRADE Financial Corp. *	620,344
37,112	Franklin Resources, Inc.	2,026,686
38,605	Goldman Sachs Group, Inc. (The) ^	7,086,720
40,636	Invesco, Ltd.	1,604,309
9,611	Legg Mason, Inc. ^	491,699
144,326	Morgan Stanley	4,989,350
20,902	Northern Trust Corp.	1,421,963
39,901	State Street Corp. ^	2,937,113
24,747	T. Rowe Price Group, Inc.	1,940,165

		37,520,025

Chemicals (2.5%):
18,062	Air Products & Chemicals, Inc.	2,351,311
6,341	Airgas, Inc. ^	701,632
4,679	CF Industries Holdings, Inc.	1,306,470
105,752	Dow Chemical Co. (The)	5,545,635
86,231	E.I. du Pont de Nemours & Co.	6,187,936
14,029	Eastman Chemical Co.	1,134,806
25,388	Ecolab, Inc. ^	2,915,304
12,580	FMC Corp.	719,450
7,614	International Flavor & Fragrances, Inc.	730,030
40,077	LyondellBasell Industries NV, Class A	4,354,767
49,462	Monsanto Co. ^	5,564,969
29,999	Mosaic Co. (The)	1,332,256
12,986	PPG Industries, Inc.	2,554,866
27,489	Praxair, Inc. ^	3,546,081
7,831	Sherwin Williams Co. ^	1,714,911
11,177	Sigma Aldrich Corp.	1,520,184

		42,180,608

Continued

AZL S&P 500 Index Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies (0.5%):
16,403	ADT Corp. (The) ^	$581,650
9,100	Cintas Corp. ^	642,369
16,223	Iron Mountain, Inc. ^	529,681
19,064	Pitney Bowes, Inc. ^	476,409
23,788	Republic Services, Inc., Class A	928,208
8,005	Stericycle, Inc. *	933,063
41,782	Tyco International, Ltd.	1,862,224
40,972	Waste Management, Inc. ^	1,947,399

		7,901,003

Communications Equipment (1.6%):
480,438	Cisco Systems, Inc.	12,092,625
6,979	F5 Networks, Inc. *	828,686
9,839	Harris Corp.	653,310
37,823	Juniper Networks, Inc.	837,779
20,797	Motorola Solutions, Inc.	1,316,034
157,912	QUALCOMM, Inc.	11,807,080

		27,535,514

Construction & Engineering (0.1%):
14,837	Fluor Corp. ^	990,964
12,570	Jacobs Engineering Group, Inc. *^	613,667
20,418	Quanta Services, Inc. *	740,969

		2,345,600

Construction Materials (0.1%):
5,811	Martin Marietta Materials, Inc. ^	749,271
12,402	Vulcan Materials Co.	746,972

		1,496,243

Consumer Finance (0.9%):
84,800	American Express Co.	7,423,392
52,885	Capital One Financial Corp.	4,316,474
43,516	Discover Financial Services	2,801,995
39,603	Navient Corp.	701,369

		15,243,230

Containers & Packaging (0.2%):
8,817	Avery Dennison Corp. ^	393,679
13,025	Ball Corp.	824,091
9,488	Bemis Co., Inc. ^	360,734
15,804	MeadWestvaco Corp.	647,016
15,412	Owens-Illinois, Inc. *	401,483
20,011	Sealed Air Corp. ^	697,984

		3,324,987

Distributors (0.1%):
14,417	Genuine Parts Co.	1,264,515

Diversified Consumer Services (0.0%):
26,022	H&R Block, Inc.	806,942

Diversified Financial Services (2.7%):
171,775	Berkshire Hathaway, Inc., Class B *	23,728,998
285,649	Citigroup, Inc.	14,802,331
29,731	CME Group, Inc. ^	2,377,142
10,688	IntercontinentalExchange Group, Inc.	2,084,694
29,852	Leucadia National Corp.	711,672
17,509	Moody’s Corp.	1,654,601
11,190	NASDAQ OMX Group, Inc. (The)	474,680

		45,834,118

Diversified Telecommunication Services (2.3%):
488,584	AT&T, Inc.	17,217,700

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services, continued
53,666	CenturyLink, Inc. ^	$2,194,403
95,129	Frontier Communications Corp.	619,290
390,591	Verizon Communications, Inc.	19,525,644
56,756	Windstream Holdings, Inc. ^	611,830

		40,168,867

Electric Utilities (1.6%):
45,973	American Electric Power Co., Inc.	2,400,250
66,617	Duke Energy Corp. ^	4,980,953
30,730	Edison International	1,718,422
16,896	Entergy Corp.	1,306,568
80,885	Exelon Corp. ^	2,757,370
39,556	FirstEnergy Corp. ^	1,327,895
41,080	NextEra Energy, Inc.	3,856,590
29,797	Northeast Utilities	1,320,007
23,578	Pepco Holdings, Inc. ^	630,947
10,369	Pinnacle West Capital Corp.	566,562
62,635	PPL Corp. ^	2,056,933
84,421	Southern Co. (The) ^	3,684,977

		26,607,474

Electrical Equipment (0.6%):
23,167	AMETEK, Inc.	1,163,215
44,901	Eaton Corp. plc	2,845,376
65,754	Emerson Electric Co.	4,114,886
13,013	Rockwell Automation, Inc.	1,429,868
9,403	Roper Industries, Inc.	1,375,565

		10,928,910

Electronic Equipment, Instruments & Components (0.4%):
14,741	Amphenol Corp., Class A ^	1,472,036
121,628	Corning, Inc.	2,352,285
13,535	FLIR Systems, Inc.	424,187
18,886	Jabil Circuit, Inc.	380,931
38,627	TE Connectivity, Ltd.	2,135,687

		6,765,126

Energy Equipment & Services (1.8%):
40,986	Baker Hughes, Inc.	2,666,549
19,088	Cameron International Corp. *	1,267,061
6,239	Diamond Offshore Drilling, Inc. ^	213,811
22,106	Ensco plc, Class A, ADR ^	913,199
22,097	FMC Technologies, Inc. *	1,200,088
80,156	Halliburton Co.	5,170,864
10,186	Helmerich & Payne, Inc. ^	996,904
27,315	Nabors Industries, Ltd.	621,689
40,553	National-Oilwell Varco, Inc. ^	3,086,083
23,838	Noble Corp. plc	529,680
0	Paragon Offshore plc *	—
122,149	Schlumberger, Ltd. ^	12,421,332
32,049	Transocean, Ltd. ^	1,024,607

		30,111,867

Food & Staples Retailing (2.1%):
41,318	Costco Wholesale Corp. ^	5,177,972
109,116	CVS Caremark Corp.	8,684,542
46,061	Kroger Co. (The)	2,395,172
21,885	Safeway, Inc.	750,656
55,385	Sysco Corp.	2,101,861
82,701	Walgreen Co.	4,901,688
148,774	Wal-Mart Stores, Inc.	11,376,749

Continued

AZL S&P 500 Index Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
34,029	Whole Foods Market, Inc. ^	$1,296,845

		36,685,485

Food Products (1.6%):
60,816	Archer-Daniels-Midland Co.	3,107,698
17,002	Campbell Soup Co. ^	726,495
39,708	ConAgra Foods, Inc.	1,311,952
57,687	General Mills, Inc.	2,910,309
14,060	Hershey Co. ^	1,341,746
12,583	Hormel Foods Corp.	646,640
9,591	J.M. Smucker Co. (The)	949,413
24,110	Kellogg Co.	1,485,176
11,476	Keurig Green Mountain, Inc. ^	1,493,372
55,911	Kraft Foods Group, Inc., Class A	3,153,380
12,188	McCormick & Co.	815,377
19,039	Mead Johnson Nutrition Co. ^	1,831,933
158,837	Mondelez International, Inc., Class A	5,442,550
27,629	Tyson Foods, Inc., Class A	1,087,754

		26,303,795

Gas Utilities (0.0%):
11,197	AGL Resources, Inc.	574,854

Health Care Equipment & Supplies (2.0%):
141,708	Abbott Laboratories	5,893,637
50,975	Baxter International, Inc.	3,658,476
18,073	Becton, Dickinson & Co. ^	2,056,888
124,958	Boston Scientific Corp. *	1,475,754
7,031	C.R. Bard, Inc.	1,003,394
19,108	CareFusion Corp. *^	864,637
42,580	Covidien plc	3,683,596
13,325	DENTSPLY International, Inc.	607,620
10,033	Edwards Lifesciences Corp. *	1,024,871
3,387	Intuitive Surgical, Inc. *^	1,564,184
92,287	Medtronic, Inc.	5,717,180
26,771	St. Jude Medical, Inc.	1,609,740
28,195	Stryker Corp.	2,276,746
9,711	Varian Medical Systems, Inc. *^	778,045
15,928	Zimmer Holdings, Inc. ^	1,601,560

		33,816,328

Health Care Providers & Services (2.2%):
33,408	Aetna, Inc.	2,706,048
20,081	AmerisourceBergen Corp.	1,552,261
31,717	Cardinal Health, Inc.	2,376,238
28,621	Cerner Corp. *^	1,704,953
24,854	CIGNA Corp.	2,254,009
16,185	DaVita, Inc. *	1,183,771
70,233	Express Scripts Holding Co. *	4,960,556
14,503	Humana, Inc.	1,889,596
7,998	Laboratory Corp. of America Holdings *	813,797
21,828	McKesson, Inc.	4,249,257
8,184	Patterson Cos., Inc. ^	339,063
13,664	Quest Diagnostics, Inc. ^	829,132
9,256	Tenet Healthcare Corp. *^	549,714
91,544	UnitedHealth Group, Inc.	7,895,669
8,607	Universal Health Services, Inc., Class B	899,432
25,838	WellPoint, Inc.	3,090,742

		37,294,238

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure (1.6%):
42,468	Carnival Corp.	$1,705,940
2,928	Chipotle Mexican Grill, Inc. *	1,951,776
12,510	Darden Restaurants, Inc. ^	643,765
20,530	Marriott International, Inc., Class A ^	1,435,047
92,515	McDonald’s Corp.	8,771,346
70,744	Starbucks Corp.	5,338,342
17,948	Starwood Hotels & Resorts Worldwide, Inc.	1,493,453
11,790	Wyndham Worldwide Corp. ^	958,055
7,644	Wynn Resorts, Ltd. ^	1,430,040
41,385	Yum! Brands, Inc.	2,978,892

		26,706,656

Household Durables (0.4%):
31,308	D.R. Horton, Inc.	642,440
11,489	Garmin, Ltd. ^	597,313
6,453	Harman International Industries, Inc.	632,652
13,024	Leggett & Platt, Inc. ^	454,798
16,790	Lennar Corp. ^	651,956
5,843	Mohawk Industries, Inc. *	787,753
25,790	Newell Rubbermaid, Inc. ^	887,434
31,674	PulteGroup, Inc. ^	559,363
7,336	Whirlpool Corp.	1,068,489

		6,282,198

Household Products (1.9%):
12,181	Clorox Co. (The) ^	1,169,863
80,885	Colgate-Palmolive Co.	5,275,320
35,229	Kimberly-Clark Corp. ^	3,789,584
255,131	Procter & Gamble Co. (The)	21,364,669

		31,599,436

Independent Power and Renewable Electricity Producers (0.1%):
62,457	AES Corp. (The)	885,640
31,763	NRG Energy, Inc.	968,137

		1,853,777

Industrial Conglomerates (2.2%):
61,061	3M Co. ^	8,651,122
57,453	Danaher Corp.	4,365,279
945,445	General Electric Co. ^	24,222,301

		37,238,702

Insurance (2.7%):
31,628	ACE, Ltd.	3,316,828
42,740	AFLAC, Inc.	2,489,605
40,874	Allstate Corp. (The)	2,508,437
134,437	American International Group, Inc.	7,262,286
27,364	Aon plc	2,399,002
6,717	Assurant, Inc. ^	431,903
22,656	Chubb Corp. (The) ^	2,063,508
13,982	Cincinnati Financial Corp.	657,853
46,741	Genworth Financial, Inc., Class A *	612,307
42,087	Hartford Financial Services Group, Inc. (The)	1,567,741
24,593	Lincoln National Corp. ^	1,317,693
28,697	Loews Corp. ^	1,195,517
51,281	Marsh & McLennan Cos., Inc. ^	2,684,048
106,022	MetLife, Inc.	5,695,502
25,770	Principal Financial Group, Inc. ^	1,352,152
50,702	Progressive Corp. (The)	1,281,747

Continued

AZL S&P 500 Index Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
43,304	Prudential Financial, Inc.	$3,808,154
12,269	Torchmark Corp. ^	642,528
31,942	Travelers Cos., Inc. (The) ^	3,000,631
24,112	UnumProvident Corp.	828,971
25,007	XL Group plc, Class B	829,482

		45,945,895

Internet & Catalog Retail (1.3%):
35,702	Amazon.com, Inc. *	11,511,752
9,345	Expedia, Inc. ^	818,809
5,669	Netflix, Inc. *	2,557,739
4,939	Priceline.com, Inc. *	5,722,227
10,499	TripAdvisor, Inc. *^	959,819

		21,570,346

Internet Software & Services (3.4%):
16,878	Akamai Technologies, Inc. *	1,009,304
106,417	eBay, Inc. *	6,026,395
183,750	Facebook, Inc., Class A *	14,523,600
26,768	Google, Inc., Class C *	15,454,772
26,770	Google, Inc., Class A *	15,751,735
10,597	VeriSign, Inc. *^	584,107
87,146	Yahoo!, Inc. *	3,551,200

		56,901,113

IT Services (3.1%):
59,473	Accenture plc, Class A	4,836,344
5,237	Alliance Data Systems Corp. *^	1,300,190
45,291	Automatic Data Processing, Inc. ^	3,762,776
57,311	Cognizant Technology Solutions Corp., Class A *	2,565,813
13,661	Computer Sciences Corp.	835,370
26,887	Fidelity National Information Services, Inc.	1,513,738
23,470	Fiserv, Inc. *	1,516,983
87,413	International Business Machines Corp. ^	16,593,611
92,736	MasterCard, Inc., Class A	6,855,045
30,839	Paychex, Inc. ^	1,363,084
14,598	Teradata Corp. *^	611,948
15,454	Total System Services, Inc.	478,456
46,382	Visa, Inc., Class A ^	9,896,528
49,899	Western Union Co. ^	800,380

		52,930,266

Leisure Products (0.1%):
10,739	Hasbro, Inc. ^	590,591
31,914	Mattel, Inc.	978,164

		1,568,755

Life Sciences Tools & Services (0.5%):
31,434	Agilent Technologies, Inc.	1,791,109
10,608	PerkinElmer, Inc.	462,509
37,578	Thermo Fisher Scientific, Inc.	4,573,242
7,896	Waters Corp. *	782,652

		7,609,512

Machinery (1.5%):
59,168	Caterpillar, Inc. ^	5,859,407
16,107	Cummins, Inc.	2,125,802
33,768	Deere & Co. ^	2,768,638
15,679	Dover Corp.	1,259,494
12,901	Flowserve Corp. ^	909,779
34,368	Illinois Tool Works, Inc.	2,901,347
25,225	Ingersoll-Rand plc	1,421,681
9,217	Joy Global, Inc. ^	502,695

Shares		Fair Value
Common Stocks, continued
Machinery, continued
33,409	PACCAR, Inc.	$1,900,137
10,060	Pall Corp. ^	842,022
13,976	Parker Hannifin Corp.	1,595,360
18,140	Pentair plc	1,187,989
5,437	Snap-On, Inc.	658,312
14,704	Stanley Black & Decker, Inc.	1,305,568
17,102	Xylem, Inc. ^	606,950

		25,845,181

Media (3.5%):
20,587	Cablevision Systems Corp., Class A ^	360,478
45,661	CBS Corp., Class B	2,442,864
243,847	Comcast Corp., Class A ^	13,114,092
47,335	DIRECTV, Inc., Class A *	4,095,424
25,779	Discovery Communications, Inc., Class C *	961,041
13,934	Discovery Communications, Inc., Class A *	526,705
21,287	Gannett Co., Inc. ^	631,585
39,760	Interpublic Group of Cos., Inc. (The)	728,403
25,522	McGraw-Hill Cos., Inc. (The)	2,155,333
46,781	News Corp., Class A *	764,869
23,661	Omnicom Group, Inc. ^	1,629,296
9,767	Scripps Networks Interactive, Class A ^	762,705
26,244	Time Warner Cable, Inc.	3,765,752
80,540	Time Warner, Inc.	6,057,413
177,451	Twenty-First Century Fox, Inc.	6,084,795
35,869	Viacom, Inc., Class B	2,759,761
148,792	Walt Disney Co. (The)	13,246,953

		60,087,469

Metals & Mining (0.5%):
111,035	Alcoa, Inc. ^	1,786,553
10,327	Allegheny Technologies, Inc.	383,132
97,839	Freeport-McMoRan Copper & Gold, Inc.	3,194,444
47,129	Newmont Mining Corp.	1,086,323
30,048	Nucor Corp. ^	1,631,005

		8,081,457

Multiline Retail (0.7%):
28,568	Dollar General Corp. *	1,745,790
19,350	Dollar Tree, Inc. *	1,084,955
9,076	Family Dollar Stores, Inc.	701,030
19,304	Kohl’s Corp. ^	1,178,123
33,267	Macy’s, Inc.	1,935,474
13,448	Nordstrom, Inc. ^	919,440
59,670	Target Corp. ^	3,740,116

		11,304,928

Multi-Utilities (1.2%):
22,785	Ameren Corp.	873,349
40,653	CenterPoint Energy, Inc.	994,779
25,950	CMS Energy Corp.	769,677
27,645	Consolidated Edison, Inc. ^	1,566,366
54,928	Dominion Resources, Inc. ^	3,794,975
16,608	DTE Energy Co.	1,263,537
7,603	Integrys Energy Group, Inc. ^	492,826
29,708	NiSource, Inc.	1,217,434
44,444	PG&E Corp.	2,001,758
47,723	Public Service Enterprise Group, Inc.	1,777,205
13,432	SCANA Corp. ^	666,362
21,790	Sempra Energy	2,296,229

Continued

AZL S&P 500 Index Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Multi-Utilities, continued
22,052	TECO Energy, Inc.	$383,264
21,382	Wisconsin Energy Corp. ^	919,426
47,656	Xcel Energy, Inc.	1,448,742

		20,465,929

Oil, Gas & Consumable Fuels (7.7%):
47,684	Anadarko Petroleum Corp.	4,837,065
36,034	Apache Corp.	3,382,512
39,297	Cabot Oil & Gas Corp. ^	1,284,619
48,978	Chesapeake Energy Corp.	1,126,004
178,916	Chevron Corp. ^	21,348,257
8,198	Cimarex Energy Co.	1,037,293
115,866	ConocoPhillips	8,866,066
21,728	CONSOL Energy, Inc.	822,622
33,379	Denbury Resources, Inc. ^	501,686
36,256	Devon Energy Corp.	2,471,934
51,594	EOG Resources, Inc.	5,108,838
14,294	EQT Corp.	1,308,473
401,818	Exxon Mobil Corp.	37,790,982
24,643	Hess Corp.	2,324,328
61,977	Kinder Morgan, Inc.	2,376,198
63,424	Marathon Oil Corp.	2,384,108
26,692	Marathon Petroleum Corp.	2,260,012
15,712	Murphy Oil Corp.	894,170
12,957	Newfield Exploration Co. *	480,316
34,020	Noble Energy, Inc. ^	2,325,607
73,455	Occidental Petroleum Corp.	7,062,698
19,642	ONEOK, Inc.	1,287,533
52,656	Phillips 66 ^	4,281,459
13,474	Pioneer Natural Resources Co. ^	2,653,974
15,602	QEP Resources, Inc.	480,230
15,886	Range Resources Corp.	1,077,230
33,308	Southwestern Energy Co. *	1,164,115
63,173	Spectra Energy Corp.	2,480,172
12,140	Tesoro Corp.	740,297
49,739	Valero Energy Corp.	2,301,424
63,366	Williams Cos., Inc. (The)	3,507,308

		129,967,530

Paper & Forest Products (0.1%):
40,229	International Paper Co.	1,920,532

Personal Products (0.1%):
41,204	Avon Products, Inc.	519,170
21,194	Estee Lauder Co., Inc. (The), Class A	1,583,616

		2,102,786

Pharmaceuticals (6.1%):
149,992	Abbvie, Inc. ^	8,663,538
24,909	Actavis, Inc. plc *	6,010,044
27,990	Allergan, Inc.	4,987,538
156,292	Bristol-Myers Squibb Co.	7,999,025
92,637	Eli Lilly & Co.	6,007,509
15,996	Hospira, Inc. *	832,272
265,726	Johnson & Johnson Co.	28,323,734
10,656	Mallinckrodt plc *	960,638
271,786	Merck & Co., Inc. ^	16,111,474
35,201	Mylan, Inc. *^	1,601,293
12,612	Perrigo Co. plc	1,894,196
597,430	Pfizer, Inc.	17,666,005
47,190	Zoetis, Inc.	1,743,671

		102,800,937

Professional Services (0.2%):
3,425	Dun & Bradstreet Corp. ^	402,335
11,443	Equifax, Inc.	855,250

Shares		Fair Value
Common Stocks, continued
Professional Services, continued
28,775	Nielsen Holdings NV	$1,275,595
12,947	Robert Half International, Inc.	634,403

		3,167,583

Real Estate Investment Trusts (REITs) (2.0%):
37,382	American Tower Corp.	3,500,077
13,934	Apartment Investment & Management Co., Class A	443,380
12,370	AvalonBay Communities, Inc.	1,743,799
14,434	Boston Properties, Inc.	1,670,880
34,084	Equity Residential Property Trust	2,098,893
5,989	Essex Property Trust, Inc. ^	1,070,534
59,176	General Growth Properties, Inc.	1,393,595
43,157	HCP, Inc. ^	1,713,764
30,551	Health Care REIT, Inc.	1,905,466
71,409	Host Hotels & Resorts, Inc.	1,523,154
38,495	Kimco Realty Corp.	843,425
13,210	Macerich Co. (The)	843,194
16,643	Plum Creek Timber Co., Inc.	649,243
47,091	ProLogis, Inc.	1,775,331
13,652	Public Storage, Inc.	2,264,048
29,261	Simon Property Group, Inc.	4,811,094
27,594	Ventas, Inc. ^	1,709,448
16,428	Vornado Realty Trust ^	1,642,143
49,898	Weyerhaeuser Co.	1,589,750

		33,191,218

Real Estate Management & Development (0.0%):
26,179	CBRE Group, Inc. *	778,563

Road & Rail (1.0%):
94,164	CSX Corp.	3,018,898
10,429	Kansas City Southern Industries, Inc. ^	1,263,995
29,167	Norfolk Southern Corp.	3,255,037
5,007	Ryder System, Inc.	450,480
84,554	Union Pacific Corp.	9,167,344

		17,155,754

Semiconductors & Semiconductor Equipment (2.4%):
29,105	Altera Corp. ^	1,041,377
29,589	Analog Devices, Inc.	1,464,360
114,668	Applied Materials, Inc.	2,477,975
23,709	Avago Technologies, Ltd.	2,062,683
50,666	Broadcom Corp., Class A	2,047,920
7,098	First Solar, Inc. *^	467,119
466,477	Intel Corp.	16,242,730
15,638	KLA-Tencor Corp.	1,231,962
15,260	Lam Research Corp.	1,139,922
22,557	Linear Technology Corp.	1,001,305
18,875	Microchip Technology, Inc. ^	891,466
100,821	Micron Technology, Inc. *	3,454,127
48,492	NVIDIA Corp. ^	894,677
100,580	Texas Instruments, Inc.	4,796,660
25,317	Xilinx, Inc.	1,072,175

		40,286,458

Software (3.7%):
44,538	Adobe Systems, Inc. *	3,081,584
21,486	Autodesk, Inc. *	1,183,879
30,193	CA, Inc.	843,592

Continued

AZL S&P 500 Index Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Software, continued
15,570	Citrix Systems, Inc. *	$1,110,764
29,354	Electronic Arts, Inc. *	1,045,296
26,740	Intuit, Inc.	2,343,761
776,388	Microsoft Corp.	35,993,348
306,404	Oracle Corp.	11,729,145
17,785	Red Hat, Inc. *	998,628
54,261	Salesforce.com, Inc. *^	3,121,635
65,225	Symantec Corp.	1,533,440

		62,985,072

Specialty Retail (2.1%):
7,396	AutoNation, Inc. *	372,093
3,072	AutoZone, Inc. *^	1,565,676
19,024	Bed Bath & Beyond, Inc. *^	1,252,350
27,377	Best Buy Co., Inc.	919,593
20,740	CarMax, Inc. *	963,373
10,671	GameStop Corp., Class A	439,645
25,841	Gap, Inc. (The)	1,077,311
126,811	Home Depot, Inc. (The)	11,633,641
23,098	L Brands, Inc.	1,547,104
93,001	Lowe’s Cos., Inc.	4,921,613
9,776	O’Reilly Automotive, Inc. *^	1,469,919
9,339	PetSmart, Inc. ^	654,571
19,767	Ross Stores, Inc.	1,493,990
61,015	Staples, Inc. ^	738,282
10,611	Tiffany & Co. ^	1,021,945
65,285	TJX Cos., Inc. (The)	3,862,913
12,941	Tractor Supply Co. ^	796,001
9,591	Urban Outfitters, Inc. *^	351,990

		35,082,010

Technology Hardware, Storage & Peripherals (4.5%):
564,177	Apple, Inc.	56,840,834
191,132	EMC Corp.	5,592,522
175,834	Hewlett-Packard Co.	6,236,832
30,074	NetApp, Inc.	1,291,979
21,125	SanDisk Corp. ^	2,069,194
30,826	Seagate Technology plc	1,765,405
20,739	Western Digital Corp.	2,018,319
102,111	Xerox Corp. ^	1,350,929

		77,166,014

Textiles, Apparel & Luxury Goods (0.8%):
25,782	Coach, Inc.	918,097
4,385	Fossil Group, Inc. *	411,752
19,369	Michael Kors Holdings, Ltd. *	1,382,753
66,264	Nike, Inc., Class B	5,910,749
7,749	PVH Corp.	938,791
5,725	Ralph Lauren Corp.	943,079
15,693	Under Armour, Inc., Class A *^	1,084,386
32,573	V.F. Corp. ^	2,150,795

		13,740,402

Thrifts & Mortgage Finance (0.1%):
45,460	Hudson City Bancorp, Inc.	441,872
29,090	People’s United Financial, Inc. ^	420,932

		862,804

Tobacco (1.5%):
186,875	Altria Group, Inc. ^	8,585,038
33,916	Lorillard, Inc.	2,031,908
147,182	Philip Morris International, Inc.	12,274,978
29,029	Reynolds American, Inc. ^	1,712,711

		24,604,635

Shares		Fair Value
Common Stocks, continued
Trading Companies & Distributors (0.2%):
25,803	Fastenal Co. ^	$1,158,555
9,048	United Rentals, Inc. *^	1,005,233
5,742	W.W. Grainger, Inc. ^	1,444,974

		3,608,762

Wireless Telecommunication Services (0.2%):
31,461	Crown Castle International Corp.	2,533,554

Total Common Stocks (Cost $1,010,515,641)		1,650,586,322

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (8.3%):
$139,319,646	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	139,319,646

Total Securities Held as Collateral for Securities on Loan (Cost $139,319,646)		139,319,646

Unaffiliated Investment Company (2.2%):
37,450,706	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	37,450,706

Total Unaffiliated Investment Company (Cost $37,450,706)		37,450,706

Total Investment Securities (Cost $1,187,285,993)(c) - 108.2%		1,827,356,674
Net other assets (liabilities) - (8.2)%		(138,918,429)

Net Assets - 100.0%		$1,688,438,245

Percentages indicated are based on net assets as of September 30, 2014.

ADR	-	American Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2014. The total value of securities on loan as of September 30, 2014, was $135,890,061.
+	Affiliated Securities
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2014.
(b)	The rate represents the effective yield at September 30, 2014.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL S&P 500 Index Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Futures Contracts

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures	Long	12/19/14	400	$39,310,000	$(321,965)

See accompanying notes to the schedules of portfolio investments.

AZL Schroder Emerging Markets Equity Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (97.7%):
Automobiles (5.1%):
1,712,000	Brilliance China Automotive Holdings, Ltd.	$2,992,004
426,200	Chongqing Changan Automobi-B	915,278
5,984	Hero MotoCorp, Ltd.	274,360
43,678	Hyundai Motor Co.	7,878,074
40,505	Maruti Suzuki India, Ltd.	2,008,193

		14,067,909

Banks (21.1%):
530,814	Akbank T.A.S.	1,728,183
541,548	Axis Bank, Ltd.	3,301,240
183,643	Banco Bradesco SA, ADR	2,616,913
12,469	Bancolombia SA, ADR ^	707,242
10,190,832	China Construction Bank	7,148,874
3,963,535	Chinatrust Financial Holding Co., Ltd.	2,660,836
227,189	Commercial International Bank Egypt SAE	1,616,571
55,002	Commercial International Bank, Registered Shares, GDR	378,394
8,536	Credicorp, Ltd.	1,309,337
112,008	DGB Financial Group, Inc.	1,781,343
133,414	Grupo Financiero Santander Mexico SAB de C.V., ADR, Class B	1,805,091
122,940	Hana Financial Holdings	4,445,332
319,512	HDFC Bank, Ltd.	4,500,453
4,935,385	Industrial & Commercial Bank of China	3,080,145
489,255	Itau Unibanco Banco Multiplo SA, ADR	6,790,859
480,100	Kasikornbank Public Co., Ltd.	3,467,936
2,939	Komercni Banka AS	700,295
33,414	OTP Bank Nyrt	567,574
284,289	Powszechna Kasa Oszczednosci Bank Polski SA	3,396,330
2,081,000	PT Bank Mandiri Tbk	1,712,601
59,250	Qatar National Bank	3,292,698
253,409	Turkiye Garanti Bankasi AS	889,379

		57,897,626

Beverages (2.2%):
486,965	Ambev SA, ADR	3,189,621
27,948	Fomento Economico Mexicano SAB de C.V., ADR	2,572,613
42,000	Tsingtao Brewery Co., Ltd., Class H	298,483

		6,060,717

Chemicals (2.7%):
465,340	Alfa SAB de C.V., Class A	1,600,893
22,046	Grupo de Inversiones Suramericana	442,457
16,995	LG Chem, Ltd.	4,110,028
16,409	Samsung C&T Corp.	1,176,462

		7,329,840

Commercial Banks (0.5%):
223,387	Turkiye Halk Bankasi AS	1,342,561

Construction & Engineering (0.5%):
25,145	Hyundai Engineering & Construction Co., Ltd.	1,434,266

Construction Materials (0.9%):
199,456	Cemex SAB de C.V, ADR *	2,600,906

Diversified Consumer Services (0.8%):
330,400	Kroton Educacional SA	2,076,221

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services (0.8%):
8,201,400	PT Telekomunikasi Indonesia Tbk	$1,965,520

Electric Utilities (1.1%):
64,520	Korea Electric Power Corp., Ltd.	2,926,169

Electrical Equipment (0.2%):
123,000	Zhuzhou CSR Times Electric Co., Ltd.	475,608

Electronic Equipment, Instruments & Components (4.5%):
344,500	AAC Technologies Holdings, Inc.	1,994,509
2,587,481	Hon Hai Precision Industry Co., Ltd.	8,147,946
72,900	LG Display Co., Ltd. *	2,310,881

		12,453,336

Energy Equipment & Services (0.4%):
33,491	Gulf International Services Qsc	1,128,948

Food & Staples Retailing (1.8%):
53,309	Bim Birlesik Magazalar AS	1,116,924
4,334	Magnit	1,053,917
239,070	Robinsons Retail Holdings, Inc.	337,269
919,000	Sun Art Retail Group, Ltd. ^	1,039,538
490,300	Wal-Mart de Mexico SAB de C.V., Series V	1,234,038

		4,781,686

Health Care Equipment & Supplies (0.6%):
53,200	Mindray Medical International, Ltd., ADR ^	1,604,512

Hotels, Restaurants & Leisure (1.4%):
236,700	Alsea SAB de C.V. *	747,509
97,200	Genting Berhard	281,281
36,726	Yum! Brands, Inc.	2,643,537

		3,672,327

Household Products (0.3%):
1,648	LG Household & Health Care, Ltd.	785,286

Industrial Conglomerates (0.4%):
258,586	KOC Holdings AS	1,191,343

Insurance (6.9%):
874,800	AIA Group, Ltd.	4,514,963
171,200	BB Seguridade Participacoes SA	2,258,651
2,522,781	Cathay Financial Holding Co., Ltd.	4,099,083
1,015,000	China Life Insurance Co., Ltd.	2,817,659
1,133,600	China Pacific Insurance Group Co., Ltd., Class H	3,976,263
10,425	Samsung Life Insurance Co., Ltd.	1,047,573

		18,714,192

Internet Software & Services (4.9%):
3,961	NHN Corp.	3,004,223
680,500	Tencent Holdings, Ltd.	10,130,309

		13,134,532

IT Services (2.1%):
115,911	Cielo SA	1,886,306
83,352	Tata Consultancy Services, Ltd.	3,696,061

		5,582,367

Continued

AZL Schroder Emerging Markets Equity Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery (0.9%):
69,529	Iochpe-Maxion SA	$473,848
49,716	Weg SA	581,561
373,799	Weichai Power Co., Ltd., Class H	1,347,526

		2,402,935

Media (1.2%):
54,700	Cheil Worldwide, Inc. *	1,157,818
20,599	Naspers, Ltd.	2,267,579

		3,425,397

Metals & Mining (1.9%):
115,500	Gerdau SA, Sponsored ADR	554,400
31,954	KGHM Polska Miedz SA	1,221,337
56,282	Mining and Metallurgical Co. Norilsk Nickel, ADR	1,045,720
187,700	Vale SA, ADR ^	2,066,577
44,100	Vale SA, ADR	428,211

		5,316,245

Multiline Retail (1.0%):
8,417	Hyundai Department Store Co., Ltd.	1,272,181
214,270	Woolworths Holdings, Ltd.	1,328,796

		2,600,977

Oil, Gas & Consumable Fuels (11.3%):
8,654,400	China Petroleum & Chemical Corp. (Sinopec), H Shares	7,572,999
2,035,000	CNOOC, Ltd.	3,502,759
81,242	Coal India, Ltd.	448,099
46,760	LUKOIL, ADR	2,380,084
3,450	LUKOIL, ADR	175,308
261,532	OAO Gazprom, ADR	1,825,493
49,401	Petroleo Brasileiro SA, ADR	701,000
213,404	Petroleo Brasileiro SA, ADR	3,177,585
216,400	PTT pcl	2,399,193
202,029	Reliance Industries, Ltd.	3,084,421
43,390	Sasol, Ltd.	2,356,265
48,069	Tupras-Turkiye Petrol Rafine	966,416
96,442	Ultrapar Participacoes SA	2,045,477

		30,635,099

Personal Products (0.9%):
232,581	Hengan International Group Co., Ltd.	2,287,998

Pharmaceuticals (0.8%):
22,578	Aspen Pharmacare Holdings, Ltd.	671,436
76,683	Lupin, Ltd.	1,730,202

		2,401,638

Real Estate Management & Development (3.2%):
1,606,700	Ayala Land, Inc.	1,251,647
165,800	BR Malls Participacoes SA	1,303,368
1,757,767	Emaar Properties Pjsc	5,508,527
1,306,200	Land & Houses Public Co., Ltd.	418,190

		8,481,732

Semiconductors & Semiconductor Equipment (10.8%):
2,411,000	Advanced Semiconductor Engineering, Inc.	2,814,440
78,000	MediaTek, Inc.	1,155,716
9,950	Samsung Electronics Co., Ltd.	11,140,522
82,420	SK Hynix, Inc. *	3,648,511

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
2,657,110	Taiwan Semiconductor Manufacturing Co., Ltd.	$10,577,670

		29,336,859

Specialty Retail (0.3%):
823,000	Belle International Holdings, Ltd.	926,071

Technology Hardware, Storage & Peripherals (0.9%):
274,000	Catcher Technology Co., Ltd.	2,533,742

Textiles, Apparel & Luxury Goods (0.2%):
67,960	Eclat Textile Co., Ltd.	617,657

Tobacco (0.3%):
9,410	KT&G Corp.	842,253

Transportation Infrastructure (0.9%):
359,256	Companhia de Concessoes Rodoviarias	2,480,665

Wireless Telecommunication Services (3.9%):
74,000	Advanced Info Service pcl	512,491
310,000	China Mobile, Ltd.	3,639,026
653	Mobile TeleSystems, ADR	9,756
160,364	Mobile TeleSystems OJSC *	972,111
7,185	Philippine Long Distance Telephone Co.	495,847
10,498	SK Telecom Co., Ltd.	2,883,329
348,514	Turkcell Iletisim Hizmetleri AS *	1,822,046

		10,334,606

Total Common Stocks (Cost $215,988,282)		265,849,746

Preferred Stocks (1.0%):
Food & Staples Retailing (0.5%):
34,500	Companhia Brasileira de Destribuicao Grupo Pao de Acucar, Series A, Preferred Shares	1,512,643

Metals & Mining (0.2%):
42,700	Vale SA, Preferred Shares, ADR	414,617

Oil, Gas & Consumable Fuels (0.3%):
1,351,657	Surgutneftegas, Preferred Shares	904,555

Total Preferred Stocks (Cost $3,049,196)		2,831,815

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (1.6%):
$4,456,844	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	4,456,844

Total Securities Held as Collateral for Securities on Loan (Cost $4,456,844)		4,456,844

Continued

AZL Schroder Emerging Markets Equity Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Unaffiliated Investment Company (0.8%):
2,242,861	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	$2,242,861

Total Unaffiliated Investment Company (Cost $2,242,861)		2,242,861

Total Investment Securities (Cost $225,737,183)(c) - 101.1%		275,381,266
Net other assets (liabilities) - (1.1)%		(3,128,180)

Net Assets - 100.0%		$272,253,086

Percentages indicated are based on net assets as of September 30, 2014.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2014. The total value of securities on loan as of September 30, 2014, was $4,367,396.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2014.
(b)	The rate represents the effective yield at September 30, 2014.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2014:

Country	Percentage
Bermuda	0.5%
Brazil	12.6%
Cayman Islands	2.1%
China	11.0%
Colombia	0.4%
Czech Republic	0.3%
Egypt	0.7%
Hong Kong	7.3%
Hungary	0.2%
India	6.9%
Indonesia	1.3%
Korea, Republic Of	3.0%
Malaysia	0.1%
Mexico	3.8%
Philippines	0.8%
Poland	1.7%
Qatar	1.6%
Republic of Korea (South)	15.9%
Russian Federation	3.0%
South Africa	2.4%
Switzerland	1.4%
Taiwan	11.8%
Thailand	2.5%
Turkey	3.3%
United Arab Emirates	2.0%
United States	3.4%

100.0%

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (98.4%):
Aerospace & Defense (2.6%):
20,635	AAR Corp. ^	$498,335
11,062	Aerovironment, Inc. *^	332,634
4,323	American Science & Engineering, Inc.	239,408
11,934	Cubic Corp. ^	558,511
26,438	Curtiss-Wright Corp.	1,742,793
9,641	Engility Holdings, Inc. *	300,510
32,163	Gencorp, Inc. *^	513,643
23,633	Moog, Inc., A *^	1,616,497
2,706	National Presto Industries, Inc. ^	164,281
33,243	Orbital Sciences Corp. *^	924,155
28,823	TASER International, Inc. *^	445,027
20,591	Teledyne Technologies, Inc. *^	1,935,761

		9,271,555

Air Freight & Logistics (0.7%):
13,858	Atlas Air Worldwide Holdings *^	457,591
16,916	Forward Air Corp. ^	758,344
19,097	Hub Group, Inc., A *^	774,002
50,334	UTI Worldwide, Inc. *	535,050

		2,524,987

Airlines (0.3%):
7,643	Allegiant Travel Co. ^	945,134
27,957	SkyWest, Inc.	217,505

		1,162,639

Auto Components (0.5%):
17,059	Dorman Products, Inc. *^	683,383
12,995	Drew Industries, Inc.	548,259
11,448	Standard Motor Products, Inc.	394,155
12,792	Superior Industries International, Inc. ^	224,244

		1,850,041

Automobiles (0.1%):
14,844	Winnebago Industries, Inc. *	323,154

Banks (7.2%):
35,401	Bank of the Ozarks, Inc. ^	1,115,840
10,739	Banner Corp.	413,129
43,614	BBCN Bancorp, Inc. ^	636,328
44,021	Boston Private Financial Holdings, Inc. ^	545,420
17,546	Cardinal Financial Corp.	299,510
8,505	City Holding Co. ^	358,316
28,887	Columbia Banking System, Inc. ^	716,686
22,326	Community Bank System, Inc. ^	749,930
52,906	CVB Financial Corp. ^	759,201
95,426	F.N.B. Corp. ^	1,144,158
57,453	First Bancorp *	272,902
51,305	First Commonwealth Financial Corp.	430,449
31,665	First Financial Bancorp	501,257
35,185	First Financial Bankshares, Inc. ^	977,791
41,300	First Midwest Bancorp, Inc.	664,517
40,856	Glacier Bancorp, Inc. ^	1,056,536
17,481	Hanmi Financial Corp.	352,417
31,763	Home Bancshares, Inc. ^	934,150
13,120	Independent Bank Corp.	468,646
34,907	MB Financial, Inc. ^	966,226

Shares		Fair Value
Common Stocks, continued
Banks, continued
64,314	National Penn Bancshares, Inc. ^	$624,489
23,978	NBT Bancorp, Inc. ^	539,985
57,308	Old National Bancorp ^	743,285
18,148	Pinnacle Financial Partners, Inc. ^	655,143
38,592	PrivateBancorp, Inc. ^	1,154,287
16,349	S & T Bancorp, Inc. ^	383,548
8,959	Simmons First National Corp., A	345,101
45,972	Sterling BanCorp/de ^	587,982
102,982	Susquehanna Bancshares, Inc. ^	1,029,820
23,653	Texas Capital Bancshares, Inc. *^	1,364,304
6,520	Tompkins Financial Corp. ^	287,402
20,719	UMB Financial Corp. ^	1,130,221
34,953	United Bankshares, Inc. ^	1,081,096
24,821	United Community Banks, Inc. ^	408,554
14,331	Westamerica Bancorp ^	666,678
38,798	Wilshire Bancorp, Inc.	358,106
25,560	Wintrust Financial Corp. ^	1,141,765

		25,865,175

Beverages (0.3%):
4,866	Boston Beer Co., Inc. (The), A *^	1,079,084

Biotechnology (0.7%):
22,903	Acorda Therapeutics, Inc. *^	775,954
16,039	Emergent Biosolutions, Inc. *	341,791
10,375	Ligand Pharmaceuticals, Inc., B *^	487,521
25,500	Momenta Pharmaceuticals, Inc. *	289,170
16,914	Repligen Corp. *^	336,758
31,896	Spectrum Pharmaceuticals, Inc. *^	259,633

		2,490,827

Building Products (1.0%):
23,309	AAON, Inc.	396,486
6,772	American Woodmark Corp. *	249,616
15,983	Apogee Enterprises, Inc.	636,123
15,911	Gibraltar Industries, Inc. *	217,822
23,575	Griffon Corp.	268,519
26,075	PGT, Inc. *	243,019
20,595	Quanex Building Products Corp.	372,564
22,878	Simpson Manufacturing Co., Inc. ^	666,893
11,012	Universal Forest Products, Inc.	470,323

		3,521,365

Capital Markets (1.8%):
9,352	Calamos Asset Management, Inc., A	105,397
19,932	Evercore Partners, Inc., A ^	936,804
28,383	Financial Engines, Inc. ^	971,124
14,601	Greenhill & Co., Inc. ^	678,800
17,984	HFF, Inc., A ^	520,637
19,341	Investment Technology Group, Inc. *	304,814
8,920	Piper Jaffray Cos., Inc. *^	465,981
36,075	Stifel Financial Corp. *^	1,691,558
12,587	SWS Group, Inc. *	86,724

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
3,904	Virtus Investment Partners, Inc.	$678,125

		6,439,964

Chemicals (2.3%):
16,026	A. Schulman, Inc.	579,500
13,905	American Vanguard Corp. ^	155,736
16,778	Balchem Corp. ^	949,131
29,194	Calgon Carbon Corp. *^	565,780
27,561	Flotek Industries, Inc. *^	718,515
12,203	Futurefuel Corp. ^	145,094
27,550	H.B. Fuller Co. ^	1,093,734
5,218	Hawkins, Inc. ^	187,639
11,984	Innophos Holdings, Inc. ^	660,199
30,971	Intrepid Potash, Inc. *^	478,502
11,236	Koppers Holdings, Inc.	372,586
17,996	Kraton Performance Polymers, Inc. *	320,509
10,697	LSB Industries, Inc. *	381,990
17,436	OM Group, Inc.	452,464
7,266	Quaker Chemical Corp. ^	520,900
10,550	Stepan Co.	468,209
14,118	Tredegar Corp.	259,912
12,655	Zep, Inc.	177,423

		8,487,823

Commercial Services & Supplies (2.7%):
28,444	ABM Industries, Inc. ^	730,726
26,648	Brink’s Co. (The)	640,618
13,085	Encore Capital Group, Inc. *^	579,796
10,926	G & K Services, Inc., A ^	605,082
38,586	Healthcare Services Group, Inc. ^	1,103,945
36,548	Interface, Inc. ^	589,885
25,646	Mobile Mini, Inc.	896,841
27,473	Portfolio Recovery Associates, Inc. *^	1,434,916
21,632	Sykes Enterprises, Inc. *	432,207
35,247	Tetra Tech, Inc. ^	880,470
8,590	UniFirst Corp. ^	829,708
21,377	United Stationers, Inc. ^	803,134
10,993	Viad Corp.	227,005

		9,754,333

Communications Equipment (1.1%):
5,916	Bel Fuse, Inc., B	146,362
8,504	Black Box Corp.	198,313
19,789	Calamp Corp. *^	348,682
8,797	Comtech Telecommunications Corp.	326,809
13,636	Digi International, Inc. *	102,270
50,300	Harmonic, Inc. *	318,902
31,817	Ixia *	290,807
19,702	NETGEAR, Inc. *	615,688
9,507	Oplink Communications, Inc.	159,908
11,424	Procera Networks, Inc. *^	109,442
23,558	ViaSat, Inc. *^	1,298,516

		3,915,699

Construction & Engineering (0.8%):
20,499	Aegion Corp. *	456,103
20,712	Comfort Systems USA, Inc.	280,648
18,654	Dycom Industries, Inc. *	572,864
36,776	Emcor Group, Inc.	1,469,568
15,122	Orion Marine Group, Inc. *	150,918

		2,930,101

Shares		Fair Value
Common Stocks, continued
Construction Materials (0.1%):
40,324	Headwaters, Inc. *	$505,663

Consumer Finance (0.6%):
15,877	Cash America International, Inc. ^	695,413
26,754	EZCORP, Inc., A *^	265,132
15,620	First Cash Financial Services, Inc. *^	874,407
4,992	World Acceptance Corp. *^	336,960

		2,171,912

Containers & Packaging (0.1%):
13,747	Myers Industries, Inc.	242,497

Distributors (0.4%):
24,170	Pool Corp. ^	1,303,246
11,112	VOXX International Corp. *^	103,342

		1,406,588

Diversified Consumer Services (1.1%):
9,467	American Public Education, Inc. *	255,514
5,984	Capella Education Co.	374,598
33,090	Career Education Corp. *^	168,097
34,480	Hillenbrand, Inc. ^	1,065,087
16,211	Matthews International Corp., A	711,501
10,895	Outerwall, Inc. *^	611,210
24,803	Regis Corp.	395,856
6,002	Strayer Education, Inc. *^	359,400
11,961	Universal Technical Institute, Inc.	111,835

		4,053,098

Diversified Financial Services (0.9%):
22,751	FXCM, Inc. ^	360,603
17,238	Green Dot Corp., A *	364,411
31,377	Interactive Brokers Group, Inc., Class A ^	782,856
20,577	MarketAxess Holdings, Inc. ^	1,272,894
19,944	ViewPoint Financial Group ^	477,459

		3,258,223

Diversified Telecommunication Services (0.6%):
48,858	8x8, Inc. *^	326,371
5,504	Atlantic Tele-Network, Inc.	296,666
114,726	Cincinnati Bell, Inc. *	386,627
20,557	Consolidated Communications Holdings, Inc. ^	514,952
16,887	General Communication, Inc., A *	184,237
10,407	Lumos Networks Corp. ^	169,114

		1,877,967

Electric Utilities (0.8%):
21,542	ALLETE, Inc. ^	956,249
22,138	El Paso Electric Co.	809,144
31,023	UIL Holdings Corp. ^	1,098,214

		2,863,607

Electrical Equipment (1.6%):
14,073	AZZ, Inc. ^	587,829
26,173	Brady Corp., A ^	587,322
10,229	Encore Wire Corp.	379,394
25,528	EnerSys	1,496,963
21,719	Franklin Electric Co., Inc. ^	754,518
26,702	General Cable Corp. ^	402,666
28,647	II-VI, Inc. *	337,175

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electrical Equipment, continued
20,965	Methode Electronics, Inc.	$772,980
5,076	Powell Industries, Inc. ^	207,405
9,096	Vicor Corp. *^	85,502

		5,611,754

Electronic Equipment, Instruments & Components (4.0%):
8,248	Agilysys, Inc. *^	96,749
14,932	Anixter International, Inc. ^	1,266,830
7,923	Badger Meter, Inc.	399,715
29,554	Benchmark Electronics, Inc. *	656,394
22,878	Checkpoint Systems, Inc. *	279,798
13,685	Coherent, Inc. *^	839,848
18,438	CTS Corp.	292,980
21,472	Daktronics, Inc.	263,891
9,482	DTS, Inc. *	239,421
14,711	Electro Scientific Industries, Inc.	99,888
16,160	Fabrinet *	235,936
9,463	FARO Technologies, Inc. *	480,247
22,459	Insight Enterprises, Inc. *	508,247
12,359	Littlelfuse, Inc.	1,052,739
8,891	Measurement Specialties, Inc. *^	761,159
17,399	Mercury Computer Systems, Inc. *	191,563
8,306	MTS Systems Corp. ^	566,968
21,910	Newport Corp. *	388,245
10,210	OSI Systems, Inc. *	648,131
11,482	Park Electrochemical Corp.	270,401
18,516	Plexus Corp. *^	683,796
15,368	Rofin-Sinar Technologies, Inc. *	354,386
10,026	Rogers Corp. *^	549,024
45,339	Sanmina Corp. *	945,772
15,659	ScanSource, Inc. *	541,645
15,286	SYNNEX Corp. *^	987,934
29,268	TTM Technologies, Inc. *^	199,315

		13,801,022

Energy Equipment & Services (2.2%):
19,199	Basic Energy Services, Inc. *^	416,426
19,512	Bristow Group, Inc. ^	1,311,206
10,657	Era Group, Inc. *	231,790
36,796	Exterran Holdings, Inc. ^	1,630,431
7,205	Geospace Technologies Corp. *	253,256
7,386	Gulf Island Fabrication, Inc.	127,039
14,816	Gulfmark Offshore, Inc., A	464,482
17,733	Hornbeck Offshore Services, Inc. *^	580,401
70,160	ION Geophysical Corp. *	195,746
14,472	Matrix Service Co. *	349,065
45,905	Newpark Resources, Inc. *^	571,058
46,429	Paragon Offshore plc *^	285,538
10,332	SEACOR Holdings, Inc. *^	772,834
20,075	Tesco Corp.	398,489
43,655	TETRA Technologies, Inc. *	472,347

		8,060,108

Food & Staples Retailing (0.8%):
14,491	Andersons, Inc. (The) ^	911,194
20,784	Casey’s General Stores, Inc. ^	1,490,212
20,699	SpartanNash Co.	402,596

		2,804,002

Food Products (2.5%):
9,370	Annie’s, Inc. *^	430,083

Shares		Fair Value
Common Stocks, continued
Food Products, continued
29,442	B&G Foods, Inc. ^	$811,127
7,726	Calavo Growers, Inc.	348,752
8,229	Cal-Maine Foods, Inc. ^	735,097
90,336	Darling International, Inc. *^	1,654,956
14,511	Diamond Foods, Inc. *^	415,160
8,197	J & J Snack Foods Corp.	766,911
11,280	Sanderson Farms, Inc. ^	992,076
3,890	Seneca Foods Corp., A *	111,254
28,564	Snyders-Lance, Inc. ^	756,946
23,097	TreeHouse Foods, Inc. *	1,859,308

		8,881,670

Gas Utilities (1.8%):
23,709	Laclede Group, Inc. (The) ^	1,100,098
23,159	New Jersey Resources Corp. ^	1,169,761
14,912	Northwest Natural Gas Co. ^	630,032
42,980	Piedmont Natural Gas Co., Inc. ^	1,441,120
18,179	South Jersey Industries, Inc.	970,031
25,519	Southwest Gas Corp.	1,239,713

		6,550,755

Health Care Equipment & Supplies (3.5%):
11,616	Abaxis, Inc. ^	589,047
20,031	ABIOMED, Inc. *^	497,370
6,790	Analogic Corp.	434,288
7,980	Anika Therapeutics, Inc. *	292,547
19,332	Cantel Medical Corp. ^	664,634
14,993	CONMED Corp.	552,342
13,792	CryoLife, Inc.	136,127
14,631	Cyberonics, Inc. *^	748,522
11,931	Cynosure, Inc., Class A *	250,551
13,667	Greatbatch, Inc. *	582,351
28,216	Haemonetics Corp. *^	985,303
7,373	ICU Medical, Inc. *	473,199
13,798	Integra LifeSciences Holdings *^	684,933
16,220	Invacare Corp.	191,558
27,344	Masimo Corp. *	581,880
22,807	Meridian Bioscience, Inc. ^	403,456
23,821	Merit Medical Systems, Inc. *	282,993
17,772	Natus Medical, Inc. *	524,452
20,154	Neogen Corp. *^	796,083
25,776	NuVasive, Inc. *^	898,809
7,417	Surmodics, Inc. *^	134,693
20,621	Symmetry Medical, Inc. *	208,066
38,772	West Pharmaceutical Services, Inc. ^	1,735,436

		12,648,640

Health Care Providers & Services (3.1%):
19,569	Air Methods Corp. *^	1,087,059
4,313	Almost Family, Inc. *	117,184
18,297	Amedisys, Inc. *^	369,050
25,512	AMN Healthcare Services, Inc. *	400,538
22,723	AmSurg Corp. *^	1,137,287
13,507	Bio-Reference Laboratories, Inc. *^	379,006
9,485	Chemed Corp. ^	976,007
4,919	CorVel Corp. *	167,492
16,263	Cross Country Healthcare, Inc. *	151,083
11,008	Ensign Group, Inc. (The) ^	383,078
17,278	Gentiva Health Services, Inc. *^	289,925

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
19,363	Hanger Orthopedic Group, Inc. *^	$397,329
19,371	Healthways, Inc. *^	310,323
9,433	IPC The Hospitalist Co. *	422,504
35,523	Kindred Healthcare, Inc. ^	689,146
5,241	Landauer, Inc.	173,005
6,735	LHC Group, Inc. *	156,252
15,833	Magellan Health Services, Inc. *	866,540
16,614	Molina Healthcare, Inc. *^	702,772
7,055	MWI Veterinary Supply, Inc. *^	1,046,962
16,493	PharMerica Corp. *	402,924
6,783	Providence Service Corp. *	328,162

		10,953,628

Health Care Technology (1.0%):
5,720	Computer Programs & Systems, Inc.	328,843
11,698	HealthStream, Inc. *	280,869
32,974	MedAssets, Inc. *^	683,221
29,673	Medidata Solutions, Inc. *^	1,314,217
19,682	Omnicell, Inc. *	537,909
24,121	Quality Systems, Inc. ^	332,146

		3,477,205

Hotels, Restaurants & Leisure (3.7%):
974	Biglari Holdings, Inc. *^	330,926
12,812	BJ’s Restaurants, Inc. *^	461,104
12,942	Bob Evans Farms, Inc. ^	612,674
42,933	Boyd Gaming Corp. *^	436,199
10,381	Buffalo Wild Wings, Inc. *^	1,393,856
13,069	Cracker Barrel Old Country Store, Inc. ^	1,348,589
9,496	DineEquity, Inc.	774,779
21,854	Interval Leisure Group, Inc. ^	416,319
21,414	Jack in the Box, Inc.	1,460,220
10,184	Marcus Corp.	160,907
15,953	Marriott Vacations Worldwide Corp. *	1,011,580
5,629	Monarch Casino & Resort, Inc. *	67,041
16,285	Multimedia Games, Inc. *^	586,423
16,616	Papa John’s International, Inc. ^	664,474
32,510	Pinnacle Entertainment, Inc. *^	815,676
7,895	Red Robin Gourmet Burgers *	449,226
33,931	Ruby Tuesday, Inc. *	199,854
19,565	Ruth’s Hospitality Group, Inc.	215,998
27,040	Scientific Games Corp., A *^	291,221
28,244	Sonic Corp. *^	631,536
34,374	Texas Roadhouse, Inc. ^	956,972

		13,285,574

Household Durables (1.4%):
14,284	Ethan Allen Interiors, Inc. ^	325,675
14,631	Helen of Troy, Ltd. *	768,420
16,174	iRobot Corp. *^	492,498
28,820	La-Z-Boy, Inc.	570,348
13,429	M/I Homes, Inc. *	266,163
20,423	Meritage Corp. *	725,017
25,754	Ryland Group, Inc. (The) ^	856,063
82,777	Standard Pacific Corp. *^	620,000
8,614	Universal Electronics, Inc. *	425,273

		5,049,457

Shares		Fair Value
Common Stocks, continued
Household Products (0.2%):
23,454	Central Garden & Pet Co., A *	$188,570
7,670	WD-40 Co. ^	521,253

		709,823

Industrial Conglomerates (0.1%):
7,001	Standex International Corp.	519,054

Insurance (1.9%):
10,246	Amerisafe, Inc.	400,721
9,749	eHealth, Inc. *^	235,243
17,240	Employers Holdings, Inc.	331,870
5,102	Hci Group, Inc. ^	183,621
22,445	Horace Mann Educators Corp. ^	639,907
6,311	Infinity Property & Casualty Corp.	403,967
25,450	Meadowbrook Insurance Group, Inc. ^	148,883
5,968	Navigators Group, Inc. *	367,032
32,004	ProAssurance Corp.	1,410,417
20,329	RLI Corp. ^	880,042
6,916	Safety Insurance Group, Inc.	372,842
30,929	Selective Insurance Group, Inc.	684,768
11,329	Stewart Information Services Corp.	332,506
11,620	United Fire Group, Inc.	322,687
16,318	Universal Insurance Holdings, Inc. ^	210,992

		6,925,498

Internet & Catalog Retail (0.3%):
6,495	Blue Nile, Inc. *^	185,432
10,396	FTD Cos., Inc. *	354,608
15,736	Nutri/System, Inc.	241,862
10,998	PetMed Express, Inc. ^	149,573

		931,475

Internet Software & Services (1.8%):
22,564	Blucora, Inc. *	343,875
18,781	comScore, Inc. *	683,816
24,232	DealerTrack Holdings, Inc. *^	1,051,911
20,886	Dice Holdings, Inc. *	175,025
17,629	Digital River, Inc. *	255,973
24,903	j2 Global, Inc. ^	1,229,212
13,347	Liquidity Services, Inc. *^	183,521
26,851	LivePerson, Inc. *	338,054
13,534	LogMeIn, Inc. *^	623,511
48,736	Monster Worldwide, Inc. *^	268,048
33,372	NIC, Inc.	574,666
18,889	Perficient, Inc. *	283,146
19,030	QuinStreet, Inc. *^	78,975
8,014	Stamps.com, Inc. *	254,525
13,280	XO Group, Inc. *	148,869

		6,493,127

IT Services (2.0%):
12,902	CACI International, Inc., A *^	919,526
24,399	Cardtronics, Inc. *^	858,845
38,889	CIBER, Inc. *	133,389
19,078	CSG Systems International, Inc.	501,370
17,128	Exlservice Holdings, Inc. *	418,094
6,006	Forrester Research, Inc.	221,381
19,742	Heartland Payment Systems, Inc. ^	942,088
20,074	iGATE Corp. *^	737,117

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
IT Services, continued
12,881	ManTech International Corp., A ^	$347,143
36,755	Maximus, Inc. ^	1,474,979
9,716	TeleTech Holdings, Inc. *	238,819
14,610	Virtusa Corp. *^	519,532

		7,312,283

Leisure Products (0.3%):
7,057	Arctic Cat, Inc.	245,725
42,535	Callaway Golf Co. ^	307,953
10,653	Sturm, Ruger & Co., Inc. ^	518,695

		1,072,373

Life Sciences Tools & Services (0.9%):
40,541	Affymetrix, Inc. *^	323,517
13,021	Albany Molecular Research, Inc. *^	287,373
16,801	Cambrex Corp. *	313,843
20,946	Luminex Corp. *^	408,447
30,029	PAREXEL International Corp. *	1,894,530

		3,227,710

Machinery (3.3%):
37,708	Actuant Corp., A ^	1,150,848
15,737	Albany International Corp., A ^	535,687
10,310	Astec Industries, Inc.	376,006
26,878	Barnes Group, Inc. ^	815,747
25,133	Briggs & Stratton Corp. ^	452,897
9,690	CIRCOR International, Inc.	652,428
13,160	EnPro Industries, Inc. *^	796,575
14,431	ESCO Technologies, Inc.	501,910
34,429	Federal Signal Corp.	455,840
16,029	John Bean Technologies Corp.	450,896
6,985	Lindsay Corp. ^	522,129
9,335	Lydall, Inc. *	252,138
31,114	Mueller Industries, Inc. ^	887,994
10,087	Tennant Co. ^	676,737
29,407	Titan International, Inc. ^	347,591
30,542	Toro Co. ^	1,809,002
15,606	Watts Water Technologies, Inc., A ^	909,050

		11,593,475

Marine (0.2%):
23,589	Matson, Inc. ^	590,433

Media (0.3%):
16,396	E.W. Scripps Co. (The), A *^	267,419
23,667	Harte-Hanks, Inc.	150,759
14,555	Scholastic Corp. ^	470,418
12,179	Sizmek, Inc. *^	94,265

		982,861

Metals & Mining (2.2%):
9,708	A.M. Castle & Co. *^	82,906
94,252	AK Steel Holding Corp. *^	754,959
28,261	Century Aluminum Co. *^	733,938
35,269	Globe Specialty Metals, Inc.	641,543
6,813	Haynes International, Inc.	313,330
9,806	Kaiser Aluminum Corp. ^	747,413
11,295	Materion Corp. ^	346,418
5,037	Olympic Steel, Inc.	103,611
16,852	RTI International Metals, Inc. *	415,570
65,849	Stillwater Mining Co. *^	989,710
38,037	SunCoke Energy, Inc. *^	853,931

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
29,542	US Silica Holdings, Inc. ^	$1,846,671

		7,830,000

Multiline Retail (0.2%):
19,145	Fred’s, Inc. ^	268,030
24,021	Tuesday Morning Corp. *^	466,128

		734,158

Multi-Utilities (0.6%):
32,522	Avista Corp. ^	992,896
21,474	NorthWestern Corp. ^	974,061

		1,966,957

Oil, Gas & Consumable Fuels (2.7%):
19,950	Approach Resources, Inc. *^	289,275
116,473	Arch Coal, Inc. ^	246,923
27,189	Bill Barrett Corp. *	599,246
25,233	C&J Energy Services, Inc. *^	770,868
23,254	Carrizo Oil & Gas, Inc. *^	1,251,530
33,429	Cloud Peak Energy, Inc. *	421,874
24,421	Comstock Resources, Inc. ^	454,719
8,754	Contango Oil & Gas Co. *	290,983
65,993	Forest Oil Corp. *	77,212
18,785	Green Plains Renewable Energy, Inc. ^	702,371
31,551	Northern Oil & Gas, Inc. *^	448,655
19,680	PDC Energy, Inc. *^	989,707
39,218	Penn Virginia Corp. *^	498,461
32,490	PetroQuest Energy, Inc. *	182,594
34,717	Pioneer Energy Services Corp. *	486,732
30,863	Stone Energy Corp. *^	967,864
23,962	Swift Energy Co. *^	230,035
37,146	Synergy Resources Corp. *^	452,810

		9,361,859

Paper & Forest Products (1.4%):
21,661	Boise Cascade Co. *^	652,863
10,866	Clearwater Paper Corp. *	653,155
6,074	Deltic Timber Corp.	378,532
46,353	KapStone Paper & Packaging Corp. *	1,296,493
9,116	Neenah Paper, Inc.	487,524
23,539	P.H. Glatfelter Co.	516,681
16,712	Schweitzer-Mauduit International, Inc. ^	690,373
27,294	Wausau Paper Corp. ^	216,441

		4,892,062

Personal Products (0.4%):
9,337	Inter Parfums, Inc.	256,768
6,501	Medifast, Inc. *^	213,428
28,513	Prestige Brands Holdings, Inc. *^	922,965

		1,393,161

Pharmaceuticals (1.3%):
39,421	Akorn, Inc. *^	1,429,799
32,169	DepoMed, Inc. *	488,647
36,142	Impax Laboratories, Inc. *^	856,927
14,488	Lannett Co., Inc. *^	661,812
35,669	Medicines Co. (The) *^	796,132
12,469	Sagent Pharmaceuticals, Inc. *^	387,786

		4,621,103

Professional Services (1.4%):
7,894	CDI Corp. ^	114,621
7,181	Exponent, Inc.	508,989

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Professional Services, continued
9,057	Heidrick & Struggles International, Inc.	$186,031
12,469	Insperity, Inc.	340,902
16,365	Kelly Services, Inc., A	256,440
27,639	Korn/Ferry International *	688,211
26,796	Navigant Consulting, Inc. *	372,732
26,943	On Assignment, Inc. *	723,420
21,025	Resources Connection, Inc.	293,089
22,815	Trueblue, Inc. *	576,307
17,984	Wageworks, Inc. *^	818,811

		4,879,553

Real Estate Investment Trusts (REITs) (8.2%):
32,590	Acadia Realty Trust ^	898,832
7,798	Agree Realty Corp.	213,509
18,272	American Assets Trust, Inc. ^	602,428
31,624	Associated Estates Realty Corp.	553,736
13,480	AVIV REIT, Inc. ^	355,198
52,658	Capstead Mortgage Corp. ^	644,534
11,085	CareTrust REIT, Inc. *	158,516
38,019	Cedar Shopping Centers, Inc.	224,312
29,763	Chesapeake Lodging Trust ^	867,591
11,858	Coresite Realty Corp.	389,772
112,930	Cousins Properties, Inc. ^	1,349,514
107,367	DiamondRock Hospitality, Co. ^	1,361,414
17,369	EastGroup Properties, Inc. ^	1,052,388
60,512	Education Realty Trust, Inc. ^	622,063
31,085	EPR Properties ^	1,575,388
49,029	Franklin Street Properties Corp. ^	550,105
39,852	Geo Group, Inc. (The) ^	1,523,143
14,302	Getty Realty Corp.	243,134
38,556	Government Properties Income Trust	844,762
53,523	Healthcare Realty Trust, Inc.	1,267,425
48,423	Inland Real Estate Corp. ^	479,872
45,628	Kite Realty Group Trust ^	1,106,023
114,323	Lexington Realty Trust ^	1,119,222
19,118	LTC Properties, Inc.	705,263
95,083	Medical Properties Trust, Inc. ^	1,165,718
45,516	Parkway Properties, Inc.	854,790
37,714	Pennsylvania Real Estate Investment Trust ^	752,017
29,848	Post Properties, Inc. ^	1,532,396
10,625	PS Business Parks, Inc.	808,988
50,060	Retail Opportunity Investments Corp. ^	735,882
29,215	Sabra Health Care REIT, Inc. ^	710,509
6,163	Saul Centers, Inc.	288,059
18,276	Sovran Self Storage, Inc.	1,359,003
52,604	Tanger Factory Outlet Centers, Inc.	1,721,202
6,520	Universal Health Realty Income Trust	271,754
13,353	Urstadt Biddle Properties, Inc., A	271,066

		29,179,528

Real Estate Management & Development (0.1%):
19,096	Forestar Group, Inc. *^	338,381

Shares		Fair Value
Common Stocks, continued
Road & Rail (0.9%):
13,264	ArcBest Corp.	$494,747
11,937	Celadon Group, Inc. ^	232,175
30,392	Heartland Express, Inc. ^	728,192
33,338	Knight Transportation, Inc. ^	913,129
15,236	Roadrunner Transportation System, Inc. *	347,228
13,547	Saia, Inc. *^	671,389

		3,386,860

Semiconductors & Semiconductor Equipment (3.7%):
20,596	Advanced Energy Industries, Inc. *	386,999
36,656	Brooks Automation, Inc.	385,255
13,046	Cabot Microelectronics Corp. *^	540,757
11,232	CEVA, Inc. *^	150,958
34,089	Cirrus Logic, Inc. *^	710,756
14,039	Cohu, Inc.	168,047
20,057	Diodes, Inc. *	479,763
11,947	DSP Group, Inc. *	105,970
49,092	Entropic Communications, Inc. *	130,585
25,932	Exar Corp. *	232,091
75,643	GT Advanced Technologies, Inc. *^	819,214
33,516	Kopin Corp. *^	113,954
42,061	Kulicke & Soffa Industries, Inc. *^	598,528
24,505	Micrel, Inc.	294,795
52,336	Microsemi Corp. *	1,329,857
29,102	MKS Instruments, Inc. ^	971,425
19,786	Monolithic Power Systems, Inc.	871,573
13,316	Nanometrics, Inc. *	201,072
10,888	Pericom Semiconductor Corp. *	106,049
16,514	Power Integrations, Inc. ^	890,270
12,913	Rubicon Technology, Inc. *^	54,880
18,181	Rudolph Technologies, Inc. *	164,538
25,631	Tessera Technologies, Inc.	681,272
95,994	TriQuint Semiconductor, Inc. *^	1,830,605
15,416	Ultratech, Inc. *	350,714
22,068	Veeco Instruments, Inc. *^	771,277

		13,341,204

Software (3.0%):
25,336	Blackbaud, Inc. ^	995,451
20,715	Bottomline Technologies, Inc. *	571,527
16,827	Ebix, Inc. ^	238,607
17,068	EPIQ Systems, Inc.	299,714
9,236	Interactive Intelligence Group *	386,065
41,199	Manhattan Associates, Inc. *	1,376,871
4,961	MicroStrategy, Inc., A *	649,097
21,493	Monotype Imaging Holdings, Inc. ^	608,682
20,524	NetScout Systems, Inc. *^	939,999
27,795	Progress Software Corp. *	664,578
19,541	Synchronoss Technologies, Inc. *^	894,587
45,850	Take-Two Interactive Software, Inc. *^	1,057,760
20,098	Tangoe, Inc. *^	272,328

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Software, continued
18,037	Tyler Technologies, Inc. *^	$1,594,470
16,106	VASCO Data Security International, Inc. *	302,471

		10,852,207

Specialty Retail (3.9%):
43,949	Aeropostale, Inc. *^	144,592
23,453	Barnes & Noble, Inc. *^	462,962
10,163	Big 5 Sporting Goods Corp.	95,227
24,023	Brown Shoe Co., Inc. ^	651,744
15,394	Buckle, Inc. (The) ^	698,734
14,093	Cato Corp. ^	485,645
11,832	Children’s Place Retail Stores, Inc. (The) ^	563,913
20,383	Christopher & Banks Corp. *^	201,588
26,218	Finish Line, Inc. (The), A ^	656,237
23,187	Francesca’s Holdings Corp. *^	322,995
13,219	Genesco, Inc. *^	988,119
11,731	Group 1 Automotive, Inc. ^	852,961
11,381	Haverty Furniture Co., Inc.	247,992
13,786	Hibbett Sports, Inc. *^	587,697
8,155	Kirkland’s, Inc. *	131,377
12,462	Lithia Motors, Inc., A ^	943,249
14,871	Lumber Liquidators Holdings, Inc. *^	853,298
13,598	MarineMax, Inc. *	229,126
25,046	Men’s Wearhouse, Inc. (The) ^	1,182,671
17,335	Monro Muffler Brake, Inc. ^	841,268
29,230	Pep Boys - Manny, Moe & Jack *	260,439
29,486	Select Comfort Corp. *^	616,847
18,772	Sonic Automotive, Inc., A ^	460,102
17,414	Stage Store, Inc. ^	297,954
15,470	Stein Mart, Inc.	178,679
16,948	Vitamin Shoppe, Inc. *^	752,322
11,900	Zumiez, Inc. *^	334,390

		14,042,128

Technology Hardware, Storage & Peripherals (1.0%):
25,523	Electronics for Imaging, Inc. *^	1,127,351
48,069	QLogic Corp. *	440,312
18,735	Super Micro Computer, Inc. *^	551,184
20,175	Synaptics, Inc. *^	1,476,810

		3,595,657

Textiles, Apparel & Luxury Goods (2.0%):
46,781	Crocs, Inc. *	588,505
10,294	G-III Apparel Group, Ltd. *^	852,961
26,353	Iconix Brand Group, Inc. *^	973,480
10,038	Movado Group, Inc.	331,856
7,952	Oxford Industries, Inc.	484,992
6,645	Perry Ellis International, Inc. *	135,226
67,631	Quiksilver Resources, Inc. *^	116,325
22,219	Skechers U.S.A., Inc., Class A *^	1,184,495
31,509	Steven Madden, Ltd. *	1,015,535
55,671	Wolverine World Wide, Inc. ^	1,395,116

		7,078,491

Thrifts & Mortgage Finance (0.8%):
23,882	Bank Mutual Corp. ^	153,084
6,872	Bofi Holding, Inc. *^	499,663
38,415	Brookline Bancorp, Inc.	328,448
16,668	Dime Community Bancshares	240,019
52,102	Northwest Bancshares, Inc. ^	630,434

Shares		Fair Value
Common Stocks, continued
Thrifts & Mortgage Finance, continued
21,220	Oritani Financial Corp.	$298,990
29,550	Provident Financial Services, Inc.	483,734
51,946	TrustCo Bank Corp. ^	334,532

		2,968,904

Tobacco (0.0%):
45,443	Alliance One International, Inc. *	89,523

Trading Companies & Distributors (0.8%):
14,953	Aceto Corp.	288,892
22,773	Applied Industrial Technologies, Inc. ^	1,039,587
7,073	Dxp Enterprises, Inc. *^	521,139
14,864	Kaman Corp., A	584,155
4,488	Veritiv Corp. *^	224,669

		2,658,442

Water Utilities (0.2%):
21,238	American States Water Co. ^	646,060

Wireless Telecommunication Services (0.0%):
9,379	NTELOS Holdings Corp. ^	99,793
11,973	Spok Holdings, Inc.	155,769

		255,562

Total Common Stocks (Cost $254,293,477)		351,590,029

Right (0.0%):
Electronic Equipment, Instruments & Components (0.0%):
10,537	Gerber Scientific, Inc. *	—

Total Right (Cost $–)		—

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (29.3%):
$104,860,721	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	104,860,721

Total Securities Held as Collateral for Securities on Loan (Cost $104,860,721)		104,860,721

Unaffiliated Investment Company (1.8%):
6,342,862	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	6,342,862

Total Unaffiliated Investment Company (Cost $6,342,862)		6,342,862

Total Investment Securities (Cost $365,497,060)(c) - 129.5%		462,793,612
Net other assets (liabilities) - (29.5)%		(105,316,722)

Net Assets - 100.0%		$357,476,890

Percentages indicated are based on net assets as of September 30, 2014.

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2014. The total value of securities on loan as of September 30, 2014, was $100,803,258.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2014.
(b)	The rate represents the effective yield at September 30, 2014.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Amounts shown as “—” are either $0 or round less than $1.

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Futures Contracts

Cash of $334,000 has been segregated to cover margin requirements for the following open contracts as of September 30, 2014:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index December Futures	Long	12/19/14	55	$6,031,300	$(304,664)

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (62.9%):
Aerospace & Defense (3.4%):
46,200	Boeing Co. (The) ^	$5,884,956
162,800	United Technologies Corp.	17,191,680

		23,076,636

Auto Components (1.3%):
65,500	Delphi Automotive plc	4,017,770
83,900	Johnson Controls, Inc. ^	3,691,600
10,600	TRW Automotive Holdings Corp. *^	1,073,250

		8,782,620

Banks (0.9%):
105,200	JPMorgan Chase & Co.	6,337,248

Beverages (1.0%):
70,200	PepsiCo, Inc. ^	6,534,918

Capital Markets (5.1%):
105,300	Invesco, Ltd.	4,157,244
176,800	State Street Corp. ^	13,014,248
361,400	TD Ameritrade Holding Corp. ^	12,059,918
302,375	UBS AG, Registered Shares	5,247,340

		34,478,750

Chemicals (0.4%):
63,400	Cytec Industries, Inc. ^	2,998,186

Commercial Services & Supplies (1.2%):
85,700	Iron Mountain, Inc.	2,798,105
127,100	Tyco International, Ltd.	5,664,847

		8,462,952

Communications Equipment (0.3%):
25,200	QUALCOMM, Inc.	1,884,204

Electric Utilities (0.6%):
22,900	Duke Energy Corp. ^	1,712,233
69,600	FirstEnergy Corp. ^	2,336,472
100	OGE Energy Corp.	3,711

		4,052,416

Electrical Equipment (0.9%):
39,800	Roper Industries, Inc.	5,822,342

Electronic Equipment, Instruments & Components (0.0%):
2,400	TE Connectivity, Ltd.	132,696

Food & Staples Retailing (0.7%):
58,300	CVS Caremark Corp. ^	4,640,097

Food Products (0.8%):
157,000	Mondelez International, Inc., Class A	5,379,605

Health Care Equipment & Supplies (0.9%):
76,500	Abbott Laboratories	3,181,635
70,100	CareFusion Corp. *^	3,172,025

		6,353,660

Health Care Providers & Services (4.0%):
27,200	CIGNA Corp. ^	2,466,768
97,000	DaVita, Inc. *^	7,094,580
19,300	Henry Schein, Inc. *^	2,247,871
172,400	UnitedHealth Group, Inc.	14,869,500

		26,678,719

Household Products (0.6%):
48,200	Procter & Gamble Co. (The) ^	4,036,268

Industrial Conglomerates (4.2%):
367,700	Danaher Corp.	27,937,846

Insurance (3.1%):
338,700	Marsh & McLennan Cos., Inc. ^	17,727,558
102,936	XL Group plc, Class B	3,414,387

		21,141,945

Shares		Fair Value
Common Stocks, continued
Internet & Catalog Retail (0.4%):
27,929	Alibaba Group Holding, Ltd., ADR *	$2,481,492

Internet Software & Services (1.4%):
10,400	Google, Inc., Class C *	6,004,544
5,800	Google, Inc., Class A *	3,412,778

		9,417,322

IT Services (4.1%):
34,500	Fidelity National Information Services, Inc. ^	1,942,350
246,100	Fiserv, Inc. *^	15,906,674
44,600	Visa, Inc., Class A	9,516,302

		27,365,326

Life Sciences Tools & Services (2.9%):
68,000	Agilent Technologies, Inc.	3,874,640
130,800	Thermo Fisher Scientific, Inc.	15,918,360

		19,793,000

Machinery (0.5%):
55,500	Pentair plc	3,634,695

Media (1.9%):
27,300	Liberty Global plc, Class A *	1,161,342
89,900	Liberty Global plc, Series C *	3,687,249
160,000	Twenty-First Century Fox, Inc., Class B	5,329,600
30,100	Viacom, Inc., Class B	2,315,894

		12,494,085

Multi-Utilities (4.0%):
289,100	PG&E Corp.	13,021,064
450,300	Xcel Energy, Inc.	13,689,120

		26,710,184

Oil, Gas & Consumable Fuels (3.8%):
12,800	Anadarko Petroleum Corp.	1,298,432
57,400	Apache Corp. ^	5,388,138
108,500	Canadian Natural Resources, Ltd.	4,214,140
212,200	Chesapeake Energy Corp. ^	4,878,478
26,400	Concho Resources, Inc. *	3,310,296
19,000	Pioneer Natural Resources Co. ^	3,742,430
46,773	Range Resources Corp.	3,171,677

		26,003,591

Paper & Forest Products (0.0%):
488,000	Sino-Forest Corp. *(a)(b)	—

Pharmaceuticals (6.1%):
7,900	Actavis, Inc. plc *	1,906,112
71,500	Allergan, Inc.	12,740,584
84,700	Eli Lilly & Co.	5,492,795
43,200	Perrigo Co. plc	6,488,208
121,400	Pfizer, Inc. ^	3,589,798
271,500	Zoetis, Inc. ^	10,031,925

		40,249,422

Real Estate Investment Trusts (REITs) (1.1%):
75,700	American Tower Corp.	7,087,791

Semiconductors & Semiconductor Equipment (0.9%):
5,000	Nxp Semiconductors NV *	342,150
118,300	Texas Instruments, Inc.	5,641,727

		5,983,877

Specialty Retail (3.7%):
31,400	AutoZone, Inc. *^	16,003,324
108,300	Lowe’s Cos., Inc.	5,731,236

Continued

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
21,800	O’Reilly Automotive, Inc. *^	$3,277,848

		25,012,408

Technology Hardware, Storage & Peripherals (0.2%):
7,900	Apple, Inc.	795,925
8,800	Seagate Technology plc	503,976

		1,299,901

Tobacco (1.0%):
77,700	Philip Morris International, Inc. ^	6,480,180

Wireless Telecommunication Services (1.5%):
89,800	Crown Castle International Corp.	7,231,594
26,200	SBA Communications Corp., Class A *^	2,905,580

		10,137,174

Total Common Stocks (Cost $386,909,035)		422,881,556

Preferred Stock (0.0%):
Banks (0.0%):
9,874	U.S. Bancorp, Series F, Preferred Shares ^	283,186

Total Preferred Stock (Cost $264,426)		283,186

Convertible Preferred Stock (0.0%):
Oil, Gas & Consumable Fuels (0.0%):
210	Chesapeake Energy Corp., 4.50%^	19,870

Total Convertible Preferred Stock (Cost $20,417)		19,870

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds (20.4%):
Airlines (0.2%):
$ 604,743	U.S. Airways 2010-1 PTT, Series A, 6.25%, 10/22/24	681,848
365,000	United Airlines, Inc., 4.50%, 1/15/15	903,603

		1,585,451

Auto Components (0.5%):
950,000	Delphi Corp., 6.13%, 5/15/21, Callable 5/15/16 @ 103.06^	1,042,625
2,000,000	Delphi Corp., 5.00%, 2/15/23, Callable 2/15/18 @ 102.5	2,142,000

		3,184,625

Banks (0.2%):
651,860	Pinnacle Foods Finance LLC, 2.73%, 4/29/20(c)	637,734
496,250	Pinnacle Foods Finance LLC, 3.25%, 4/29/20(c)	485,437

		1,123,171

Beverages (0.2%):
650,000	SABMiller Holdings, Inc., 2.20%, 8/1/18^(d)	648,619

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Beverages, continued
$ 750,000	SABMiller Holdings, Inc., 0.93%, 8/1/18(c)(d)	$755,678

		1,404,297

Capital Markets (1.9%):
1,650,000	E*TRADE Financial Corp., 6.75%, 6/1/16^	1,736,625
1,150,000	E*TRADE Financial Corp., 6.00%, 11/15/17, Callable 11/15/14 @ 103	1,184,500
1,450,000	E*TRADE Financial Corp., 6.38%, 11/15/19, Callable 11/15/15 @ 104.78	1,522,500
250,000	Ford Motor Credit Co. LLC, 4.25%, 2/3/17^	265,087
500,000	Ford Motor Credit Co. LLC, 6.63%, 8/15/17^	565,240
1,000,000	Ford Motor Credit Co. LLC, 0.75%, 9/8/17^(c)	1,001,150
475,000	Ford Motor Credit Co. LLC, 1.72%, 12/6/17^	471,651
1,800,000	Ford Motor Credit Co. LLC, 0.80%, 12/6/17(c)	1,802,804
1,625,000	Ford Motor Credit Co. LLC, 5.00%, 5/15/18^	1,774,737
1,975,000	Ford Motor Credit Co. LLC, 2.38%, 3/12/19^	1,954,994

		12,279,288

Chemicals (0.1%):
544,885	Kronos, Inc., 4.50%, 10/30/19(c)	540,630

Commercial Services & Supplies (0.1%):
500,000	International Lease Finance Corp., 2.18%, 6/15/16(c)	495,000

Consumer Finance (0.1%):
250,000	First Data Corp., 3.65%, 3/24/18(c)	245,000
470,000	PACCAR Financial Corp., 0.42%, 6/6/17(c)	470,621

		715,621

Diversified Financial Services (1.0%):
50,000	CNH Industrial Capital LLC, 3.88%, 11/1/15^	50,313
1,425,000	CNH Industrial Capital LLC, 6.25%, 11/1/16	1,499,813
275,000	CNH Industrial Capital LLC, 3.63%, 4/15/18	268,813
5,000,000	UPC Financing Partnership, 3.25%, 6/30/21(c)	4,862,499

		6,681,438

Diversified Telecommunication Services (1.8%):
9,000,000	Intelsat Jackson Holding SA, 3.75%, 6/30/19(c)	8,842,500
1,984,925	Telesat Canada, 3.50%, 3/28/19(c)	1,948,541

Continued

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Telecommunication Services, continued
$ 1,480,000	Verizon Communications, Inc., 0.63%, 6/9/17(c)	$1,483,531

		12,274,572

Electric Utilities (0.6%):
505,000	Duke Energy Corp., 0.61%, 4/3/17(c)	506,756
365,000	ITC Holdings Corp., 3.65%, 6/15/24, Callable 3/15/24 @ 100	363,866
300,000	Northern States Power Co. Wisconsin, 3.30%, 6/15/24, Callable 12/15/23 @ 100	301,286
400,000	Pennsylvania Electric Co., 4.15%, 4/15/25, Callable 1/15/25 @ 100(d)	398,975
16,700	SCE Trust I, 0.96%, Callable 6/15/17 @ 25, Perpetual Bond	392,951
2,930	SCE Trust II, 0.94%, Callable 3/15/18 @ 25, Perpetual Bond	63,259
32,472	SCE Trust III, 0.87%, Callable 3/15/24 @ 25, Perpetual Bond^	857,910
253,960	Texas Competitive Electric Holdings Co. LLC, 3.00%, 5/5/16(c)	254,278
725,000	Xcel Energy, Inc., 0.75%, 5/9/16	723,933

		3,863,214

Electrical Equipment (0.0%):
210,000	Amphenol Corp., 1.55%, 9/15/17	209,735

Food & Staples Retailing (0.5%):
748,125	Rite Aid Corp., 3.50%, 2/21/20(c)	733,477
2,700,000	Rite Aid Corp., 8.00%, 8/15/20, Callable 8/15/15 @ 104^	2,889,000

		3,622,477

Food Products (1.5%):
250,000	B&G Foods, Inc., 4.63%, 6/1/21, Callable 6/1/16 @ 103.47	238,125
10,319,173	H.J. Heinz Co., 3.50%, 6/5/20(c)	10,179,864

		10,417,989

Gas Utilities (0.1%):
300,000	Suburban Propane Partners LP, 7.50%, 10/1/18, Callable 10/1/14 @ 103.75	311,250
625,000	Suburban Propane Partners LP, 7.38%, 3/15/20, Callable 3/15/15 @ 103.69	653,125

		964,375

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Health Care Providers & Services (0.6%):
$ 775,000	DaVita HealthCare Partners, Inc., 0.07%, 6/19/21(c)	$765,220
2,175,000	DaVita HealthCare Partners, Inc., 5.13%, 7/15/24, Callable 7/15/19 @ 102.56^	2,136,937
975,000	DaVita, Inc., 6.63%, 11/1/20, Callable 11/1/14 @ 104.97	1,022,531
150,000	DaVita, Inc., 5.75%, 8/15/22, Callable 8/15/17 @ 102.88	155,438

		4,080,126

Hotels, Restaurants & Leisure (0.3%):
200,000	Cedar Fair LP, 5.25%, 3/15/21, Callable 3/15/16 @ 103.94^	197,000
900,000	Hilton Worldwide Finance LLC, 3.50%, 10/25/20(c)	884,997
992,481	Wendy’s International LLC, 3.25%, 5/15/19(c)	985,861

		2,067,858

Household Products (0.3%):
2,275,000	Procter & Gamble Co. (The), 3.10%, 8/15/23	2,302,684

Machinery (0.3%):
875,000	John Deere Capital Corp., 0.45%, 12/15/17(c)	875,166
875,000	John Deere Capital Corp., 1.55%, 12/15/17	876,511
550,000	Xylem, Inc., 3.55%, 9/20/16	575,754

		2,327,431

Media (1.4%):
575,000	Charter Communications, Inc., 0.07%, 8/12/21(c)	572,907
250,000	Lamar Media Corp., 5.88%, 2/1/22, Callable 2/1/17 @ 102.94^	257,500
270,000	Lamar Media Corp., 5.00%, 5/1/23, Callable 5/1/18 @ 102.5	259,875
3,700,000	Univision Communications, Inc., 6.88%, 5/15/19, Callable 5/15/15 @ 103.44^(d)	3,857,250
1,950,000	Univision Communications, Inc., 7.88%, 11/1/20, Callable 11/1/15 @ 103.94(d)	2,088,938
1,809,000	Univision Communications, Inc., 6.75%, 9/15/22, Callable 9/15/17 @ 103.38(d)	1,935,630
750,000	Univision Communications, Inc., 5.13%, 5/15/23, Callable 5/15/18 @ 102.56(d)	759,375

		9,731,475

Continued

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Multiline Retail (0.1%):
$ 75,000	Amerigas Finance Corp. LLC, 6.75%, 5/20/20, Callable 5/20/16 @ 103.38	$78,000
525,000	Amerigas Finance Corp. LLC, 7.00%, 5/20/22, Callable 5/20/17 @ 103.5	549,938

		627,938

Multi-Utilities (0.1%):
450,000	CMS Energy Corp., 8.75%, 6/15/19	571,350

Oil, Gas & Consumable Fuels (5.7%):
1,075,000	Antero Resources Finance Corp., 6.00%, 12/1/20, Callable 12/1/15 @ 104.03	1,096,500
1,000,000	Antero Resources Finance Corp., 5.38%, 11/1/21, Callable 11/1/16 @ 104.03	995,000
475,000	Antero Resources Finance Corp., 5.13%, 12/1/22, Callable 6/1/17 @ 103.84(d)	461,938
600,000	Athlon Holdings LP, 7.38%, 4/15/21, Callable 4/15/16 @ 105.53	652,500
225,000	Athlon Holdings LP, 6.00%, 5/1/22, Callable 5/1/17 @ 104.5^(d)	241,313
225,000	Chesapeake Energy Corp., 3.25%, 3/15/16, Callable 11/6/14 @ 101	225,563
2,125,000	Concho Resources, Inc., 7.00%, 1/15/21, Callable 1/15/16 @ 103.5	2,268,437
825,000	Concho Resources, Inc., 6.50%, 1/15/22, Callable 1/15/17 @ 103.25	876,563
1,100,000	Concho Resources, Inc., 5.50%, 4/1/23, Callable 10/1/17 @ 102.75	1,144,000
700,000	CONSOL Energy, Inc., 5.88%, 4/15/22, Callable 4/15/17 @ 104.41(d)	689,500
500,000	Energy Transfer Partners LP, 4.15%, 10/1/20, Callable 8/1/20 @ 100	519,210
550,000	Energy Transfer Partners LP, 4.90%, 2/1/24, Callable 11/1/23 @ 100^	574,882
210,000	EQT Corp., 6.50%, 4/1/18	239,878
350,000	EQT Corp., 8.13%, 6/1/19	428,695
2,025,000	EQT Corp., 4.88%, 11/15/21	2,212,621
2,025,000	Laredo Petroleum, Inc., 9.50%, 2/15/19, Callable 2/15/15 @ 104.75	2,151,563
600,000	Laredo Petroleum, Inc., 5.63%, 1/15/22, Callable 1/15/17 @ 104.22	588,000

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 400,000	Markwest Energy Partners LP, 6.75%, 11/1/20, Callable 11/1/15 @ 103.38^	$422,000
875,000	Markwest Energy Partners LP, 6.50%, 8/15/21, Callable 2/15/16 @ 103.25	920,938
1,525,000	Markwest Energy Partners LP, 6.25%, 6/15/22, Callable 12/15/16 @ 103.13	1,605,063
2,475,000	Markwest Energy Partners LP, 5.50%, 2/15/23, Callable 8/15/17 @ 102.75	2,530,687
3,650,000	Markwest Energy Partners LP, 4.50%, 7/15/23, Callable 4/15/23 @ 100	3,540,499
850,000	Range Resources Corp., 6.75%, 8/1/20, Callable 8/1/15 @ 103.38^	894,625
2,300,000	Range Resources Corp., 5.75%, 6/1/21, Callable 6/1/16 @ 102.88	2,414,999
2,725,000	Range Resources Corp., 5.00%, 8/15/22, Callable 2/15/17 @ 102.5	2,786,312
4,025,000	Range Resources Corp., 5.00%, 3/15/23, Callable 3/15/18 @ 102.5	4,145,749
875,000	SM Energy Co., 6.50%, 11/15/21, Callable 11/15/16 @ 103.25^	925,313
500,000	Spectra Energy Partners LP, 4.75%, 3/15/24, Callable 12/15/23 @ 100	536,287
350,000	Targa Resources Partners LP, 6.88%, 2/1/21, Callable 2/1/16 @ 103.44^	373,625
300,000	Targa Resources Partners LP, 5.25%, 5/1/23, Callable 11/1/17 @ 102.63	306,000
750,000	Targa Resources Partners LP, 4.25%, 11/15/23, Callable 5/15/18 @ 102.13	720,000

		37,488,260

Pharmaceuticals (0.2%):
1,025,000	Roche Holding, Inc., 1.35%, 9/29/17(d)	1,023,092

Real Estate Investment Trusts (REITs) (1.3%):
300,000	American Tower Corp., 5.00%, 2/15/24^	314,437
6,056,386	Crown Castle Operating Co., 3.00%, 1/31/21(c)	5,973,110
500,000	DE Master Blenders, 4.25%, 7/2/21	625,399
1,975,000	DE Master Blenders, 4.25%, 7/2/21	1,928,094

		8,841,040

Continued

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Real Estate Management & Development (0.1%):
$ 750,000	CBRE Services, Inc., 5.00%, 3/15/23, Callable 3/15/18 @ 102.5^	$742,425

Road & Rail (0.3%):
1,900,000	Burlington Northern Santa Fe LLC, 3.85%, 9/1/23, Callable 6/1/23 @ 100	1,962,571
130,000	Burlington Northern Santa Fe LLC, 3.75%, 4/1/24, Callable 1/1/24 @ 100	132,420

		2,094,991

Semiconductors & Semiconductor Equipment (0.1%):
825,000	Xilinx, Inc., 3.00%, 3/15/21	825,579

Specialty Retail (0.3%):
125,000	Group 1 Automotive, Inc., 5.00%, 6/1/22, Callable 6/1/17 @ 103.75(d)	120,938
350,000	L Brands, Inc., 6.90%, 7/15/17	387,188
250,000	L Brands, Inc., 8.50%, 6/15/19^	295,000
250,000	L Brands, Inc., 7.00%, 5/1/20	277,500
500,000	L Brands, Inc., 6.63%, 4/1/21	549,999
525,000	L Brands, Inc., 5.63%, 2/15/22^	547,313

		2,177,938

Wireless Telecommunication Services (0.5%):
1,050,000	Crown Castle International Corp., 4.88%, 4/15/22	1,021,125
725,000	Crown Castle International Corp., 5.25%, 1/15/23	718,656
225,000	SBA Communications Corp., 5.63%, 10/1/19, Callable 10/1/16 @ 102.81	228,375
500,000	SBA Communications Corp., 5.75%, 7/15/20, Callable 7/15/16 @ 102.88	508,750
750,000	Sprint Nextel Corp., 9.00%, 11/15/18(d)	866,250

		3,343,156

Total Corporate Bonds (Cost $138,603,732)		137,607,226

Foreign Bond(0.1%):
Containers & Packaging (0.1%):
750,000	Rexam plc, 6.75%, 6/29/67, Callable 6/29/17 @ 100+(c)	999,268

Total Foreign Bond (Cost $1,072,056)		999,268

Yankee Dollars (3.8%):
Banks (0.2%):
1,225,000	KFW, Series G, 0.50%, 4/19/16	1,224,989

Diversified Telecommunication Services (1.3%):
1,125,000	Intelsat Jackson Holding SA, 7.25%, 4/1/19, Callable 4/1/15 @ 103.65	1,181,250

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Diversified Telecommunication Services, continued
$ 1,550,000	Intelsat Jackson Holding SA, 8.50%, 11/1/19, Callable 11/1/14 @ 104.25	$1,620,215
3,610,000	Intelsat Jackson Holding SA, 7.25%, 10/15/20, Callable 10/15/15 @ 103.63	3,817,575
1,715,000	Intelsat Jackson Holding SA, 5.50%, 8/1/23, Callable 8/1/18 @ 102.75	1,637,825
530,000	Telesat Canada, 6.00%, 5/15/17, Callable 11/7/14 @ 103(d)	542,588

		8,799,453

Media (0.4%):
2,475,000	Unitymedia Hessen, 7.50%, 3/15/19, Callable 3/15/15 @ 103.75(d)	2,617,312
250,000	Unitymedia Hessen, 5.50%, 1/15/23, Callable 1/15/18 @ 103(d)	252,500
225,000	Virgin Media Finance plc, 8.38%, 10/15/19, Callable 10/24/14 @ 104.19	235,013

		3,104,825

Semiconductors & Semiconductor Equipment (0.5%):
1,000,000	NXP Funding BV/NXP Funding LLC, 3.75%, 6/1/18(d)	982,500
1,150,000	NXP Funding BV/NXP Funding LLC, 5.75%, 2/15/21, Callable 2/15/17 @ 102.88(d)	1,167,250
1,400,000	NXP Funding BV/NXP Funding LLC, 5.75%, 3/15/23, Callable 3/15/18 @ 102.88(d)	1,417,500

		3,567,250

Wireless Telecommunication Services (1.4%):
3,655,000	UPCB Finance III, Ltd., 6.63%, 7/1/20, Callable 7/1/15 @ 103.31(d)	3,819,840
2,150,000	UPCB Finance V, Ltd., 7.25%, 11/15/21, Callable 11/15/16 @ 103.63(d)	2,300,500
2,500,000	UPCB Finance VI, Ltd., 6.88%, 1/15/22, Callable 1/15/17 @ 103.44(d)	2,668,750

		8,789,090

Total Yankee Dollars (Cost $25,732,194)		25,485,607

U.S. Treasury Obligations (4.0%):
U.S. Treasury Notes (4.0%)
10,000,000	0.25%, 10/31/15	10,010,940
6,000,000	2.50%, 8/15/23	6,035,628

Continued

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Treasury Obligations, continued
$10,525,000	2.75%, 11/15/23	$10,788,125

		26,834,693

Total U.S. Treasury Obligations (Cost $26,274,480)		26,834,693

Securities Held as Collateral for Securities on Loan (8.6%):
$58,097,004	Allianz Variable Insurance Products Securities Lending Collateral Trust (e)	58,097,004

Total Securities Held as Collateral for Securities on Loan (Cost $58,097,004)		58,097,004

Unaffiliated Investment Company (9.7%):
65,050,987	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (f)	65,050,987

Total Unaffiliated Investment Company (Cost $65,050,987)		65,050,987

Total Investment Securities (Cost $702,024,331)(g) - 109.5%		737,259,397
Net other assets (liabilities) - (9.5)%		(64,072,201)

Net Assets - 100.0%		$673,187,196

Percentages indicated are based on net assets as of September 30, 2014.

ADR	-	American Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2014. The total value of securities on loan as of September 30, 2014, was $56,394,489.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
(a)	Security issued in connection with a pending litigation settlement.
(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2014, these securities represent 0.00% of the net assets of the fund.
(c)	Variable rate security. The rate presented represents the rate in effect at September 30, 2014. The date presented represents the final maturity date.
(d)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(e)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2014.
(f)	The rate represents the effective yield at September 30, 2014.
(g)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Amounts shown as “—” are either $0 or round to less than $1.

Continued

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Over-the-counter options written as of September 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
Allergan, Inc.	Citibank	Call	USD	170.00	01/16/15	98	$(160,718)
Anadarko Petroleum Corp.	Citibank	Call	USD	110.00	01/16/15	29	(11,474)
Anadarko Petroleum Corp.	Citibank	Call	USD	115.00	01/16/15	17	(4,808)
Apache Corp.	Morgan Stanley	Call	USD	90.00	01/16/15	34	(23,127)
Apache Corp.	Morgan Stanley	Call	USD	92.50	01/16/15	68	(36,334)
Apache Corp.	Morgan Stanley	Call	USD	95.00	01/16/15	67	(27,479)
Apache Corp.	Morgan Stanley	Call	USD	95.00	01/16/15	23	(9,326)
CVS Caremark Corp.	Morgan Stanley	Call	USD	77.50	01/16/15	19	(7,487)
CVS Caremark Corp.	Morgan Stanley	Call	USD	80.00	01/16/15	19	(4,789)
Danaher Corp.	JPMorgan Chase	Call	USD	80.00	01/16/15	18	(2,983)
Danaher Corp.	JPMorgan Chase	Call	USD	85.00	01/16/15	18	(962)
Danaher Corp.	JPMorgan Chase	Call	USD	90.00	01/16/15	61	(845)
Duke Energy Corp.	Citibank	Call	USD	75.00	01/15/16	229	(70,390)
Lowe’s Cos., Inc.	Morgan Stanley	Call	USD	52.50	01/16/15	14	(2,949)
Lowe’s Cos., Inc.	JPMorgan Chase	Call	USD	55.00	01/16/15	167	(17,954)
Lowe’s Cos., Inc.	Morgan Stanley	Call	USD	52.50	10/17/14	14	(1,477)
Lowe’s Cos., Inc.	Morgan Stanley	Call	USD	55.00	10/17/14	14	(202)
PepsiCo, Inc.	Morgan Stanley	Call	USD	100.00	01/15/16	177	(54,683)
Pfizer, Inc.	Citibank	Call	USD	32.00	01/16/15	98	(2,558)
Pfizer, Inc.	Citibank	Call	USD	35.00	01/16/15	98	(505)
Procter & Gamble Co. (The)	JPMorgan Chase	Call	USD	85.00	01/16/15	106	(12,177)
Qualcomm, Inc.	Citibank	Call	USD	90.00	01/15/16	198	(32,853)
State Street Corp.	Morgan Stanley	Call	USD	70.00	01/16/15	21	(10,422)
State Street Corp.	Morgan Stanley	Call	USD	72.50	01/16/15	21	(7,101)
TD Ameritrade Holding Corp.	JPMorgan Chase	Call	USD	33.00	01/16/15	785	(124,361)
TD Ameritrade Holding Corp.	Citibank	Call	USD	32.00	01/20/15	739	(162,011)
TD Ameritrade Holding Corp.	Citibank	Call	USD	32.00	10/17/14	195	(29,849)
TD Ameritrade Holding Corp.	Citibank	Call	USD	32.00	11/21/14	294	(54,030)
TE Connectivity, Ltd.	JPMorgan Chase	Call	USD	65.00	10/17/14	24	(1)
Texas Instruments, Inc.	Citibank	Call	USD	45.00	01/16/15	489	(164,287)
Texas Instruments, Inc.	Citibank	Call	USD	50.00	01/16/15	215	(17,066)
Texas Instruments, Inc.	Citibank	Call	USD	50.00	10/17/14	214	(1,381)
The Boeing Co.	Citibank	Call	USD	145.00	01/16/15	40	(1,894)
The Boeing Co.	Citibank	Call	USD	150.00	01/16/15	41	(1,058)
The Boeing Co.	Citibank	Call	USD	155.00	01/16/15	40	(605)
TRW Automotive Holdings Corp.	JPMorgan Chase	Call	USD	90.00	10/17/14	8	(9,027)

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

TRW Automotive Holdings Corp.	JPMorgan Chase	Call	USD	95.00	10/17/14	8	$ (5,095)
United Technologies Corp.	Citibank	Call	USD	120.00	01/16/15	116	(2,465)
United Technologies Corp.	Citibank	Call	USD	125.00	01/16/15	115	(968)

Total							$(1,077,701)

Exchange-traded options written as of September 30, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
Apache Corp.	Call	USD	97.50	01/16/15	26	$(8,320)
Apache Corp.	Call	USD	100.00	01/16/15	56	(13,496)
Apache Corp.	Call	USD	105.00	01/16/15	26	(3,328)
AutoZone, Inc.	Call	USD	570.00	01/16/15	1	(255)
AutoZone, Inc.	Call	USD	600.00	01/16/15	1	(63)
CVS Health Corp.	Call	USD	90.00	01/15/16	126	(31,857)
CVS Health Corp.	Call	USD	95.00	01/15/16	126	(19,275)
Google, Inc.	Call	USD	1280.00	01/16/15	1	(1,615)
Google, Inc.	Call	USD	1330.00	01/16/15	1	(840)
JPMorgan Chase & Co.	Call	USD	70.00	01/15/16	85	(15,130)
JPMorgan Chase & Co.	Call	USD	60.00	01/16/15	24	(5,688)
JPMorgan Chase & Co.	Call	USD	65.00	01/16/15	24	(1,452)
JPMorgan Chase & Co.	Call	USD	70.00	01/16/15	365	(4,563)
Lowe’s Cos., Inc.	Call	USD	60.00	01/15/16	315	(61,998)
PepsiCo, Inc.	Call	USD	105.00	01/15/16	108	(22,126)
PepsiCo, Inc.	Call	USD	110.00	01/15/16	108	(13,843)
Philip Morris International, Inc.	Call	USD	95.00	01/16/15	42	(378)
Philip Morris International, Inc.	Call	USD	97.50	01/16/15	114	(741)
Procter & Gamble Co. (The)	Call	USD	85.00	01/16/15	330	(48,675)
Texas Instruments, Inc.	Call	USD	50.00	01/16/15	62	(5,053)
Texas Instruments, Inc.	Call	USD	48.00	10/17/14	31	(1,690)
Texas Instruments, Inc.	Call	USD	50.00	10/17/14	31	(186)
The Boeing Co.	Call	USD	135.00	01/16/15	21	(4,074)
The Boeing Co.	Call	USD	140.00	01/16/15	21	(2,016)
Thermo Fisher Scientific, Inc.	Call	USD	150.00	01/15/16	49	(18,071)
United Technologies Corp.	Call	USD	120.00	01/15/16	160	$(46,334)
United Technologies Corp.	Call	USD	125.00	01/16/15	12	(90)
United Technologies Corp.	Call	USD	130.00	01/16/15	12	(60)

Total						$(331,217)

See accompanying notes to the schedules of portfolio investments.

AZL Wells Fargo Large Cap Growth Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (99.2%):
Aerospace & Defense (2.7%):
7,140	Boeing Co. (The)	$909,493
3,080	Precision Castparts Corp.	729,590
10,410	United Technologies Corp.	1,099,297

		2,738,380

Air Freight & Logistics (0.9%):
8,810	United Parcel Service, Inc., Class B	865,935

Airlines (0.6%):
18,400	Southwest Airlines Co.	621,368

Auto Components (0.6%):
9,350	Delphi Automotive plc	573,529

Biotechnology (9.2%):
14,350	Alexion Pharmaceuticals, Inc. *	2,379,516
6,410	Biogen Idec, Inc. *	2,120,492
14,900	Celgene Corp. *	1,412,222
13,610	Gilead Sciences, Inc. *	1,448,785
5,060	Regeneron Pharmaceuticals, Inc. *	1,824,231

		9,185,246

Capital Markets (2.6%):
3,260	Ameriprise Financial, Inc.	402,219
9,730	Northern Trust Corp.	661,932
46,910	TD Ameritrade Holding Corp.	1,565,386

		2,629,537

Chemicals (4.5%):
12,910	Ecolab, Inc.	1,482,455
8,900	Monsanto Co.	1,001,339
15,920	Praxair, Inc.	2,053,680

		4,537,474

Commercial Services & Supplies (1.0%):
23,240	Tyco International, Ltd.	1,035,807

Communications Equipment (1.2%):
16,610	QUALCOMM, Inc.	1,241,930

Consumer Finance (2.8%):
16,780	American Express Co.	1,468,921
21,220	Discover Financial Services	1,366,356

		2,835,277

Energy Equipment & Services (2.0%):
7,390	Halliburton Co.	476,729
14,940	Schlumberger, Ltd.	1,519,249

		1,995,978

Food & Staples Retailing (2.9%):
17,020	Costco Wholesale Corp.	2,132,946
7,420	Walgreen Co.	439,783
10,360	Whole Foods Market, Inc.	394,820

		2,967,549

Health Care Equipment & Supplies (1.1%):
12,220	Covidien plc	1,057,152

Health Care Providers & Services (3.2%):
13,510	AmerisourceBergen Corp.	1,044,323
18,010	Catamaran Corp. *	759,122
24,600	Cerner Corp. *	1,465,422

		3,268,867

Hotels, Restaurants & Leisure (6.5%):
2,260	Chipotle Mexican Grill, Inc. *	1,506,493
15,790	Hilton Worldwide Holdings, Inc. *	388,908
19,240	Marriott International, Inc., Class A	1,344,876
22,070	Starbucks Corp.	1,665,401

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
8,600	Wynn Resorts, Ltd.	$1,608,888

		6,514,566

Household Products (0.8%):
13,000	Colgate-Palmolive Co.	847,860

Industrial Conglomerates (1.8%):
7,170	3M Co.	1,015,846
10,480	Danaher Corp.	796,270

		1,812,116

Internet & Catalog Retail (3.2%):
5,140	Amazon.com, Inc. *	1,657,342
880	Netflix, Inc. *	397,038
1,030	Priceline.com, Inc. *	1,193,337

		3,247,717

Internet Software & Services (8.1%):
8,630	Akamai Technologies, Inc. *	516,074
33,840	Facebook, Inc., Class A *	2,674,713
4,230	Google, Inc., Class C *	2,442,233
4,230	Google, Inc., Class A *	2,488,974

		8,121,994

IT Services (5.5%):
8,450	Accenture plc, Class A	687,154
4,740	Alliance Data Systems Corp. *	1,176,800
28,180	MasterCard, Inc., Class A	2,083,066
7,130	Visa, Inc., Class A	1,521,328

		5,468,348

Media (3.5%):
29,290	CBS Corp., Class B	1,567,015
18,340	Pandora Media, Inc. *	443,094
17,100	Walt Disney Co. (The)	1,522,413

		3,532,522

Multiline Retail (3.4%):
37,740	Dollar Tree, Inc. *	2,116,082
18,420	Nordstrom, Inc.	1,259,375

		3,375,457

Oil, Gas & Consumable Fuels (3.9%):
8,800	Antero Resources Corp. *	483,032
10,340	Concho Resources, Inc. *	1,296,533
4,640	Continental Resources, Inc. *	308,467
9,190	Pioneer Natural Resources Co.	1,810,154

		3,898,186

Personal Products (1.0%):
13,000	Estee Lauder Co., Inc. (The), Class A	971,360

Pharmaceuticals (2.1%):
10,460	Merck & Co., Inc.	620,069
10,210	Perrigo Co. plc	1,533,440

		2,153,509

Road & Rail (4.0%):
6,610	Kansas City Southern Industries, Inc.	801,132
11,000	Norfolk Southern Corp.	1,227,600
18,130	Union Pacific Corp.	1,965,655

		3,994,387

Semiconductors & Semiconductor Equipment (2.9%):
12,140	Arm Holdings plc, ADR	530,397
28,490	Microchip Technology, Inc.	1,345,583
21,420	Texas Instruments, Inc.	1,021,520

		2,897,500

Software (4.8%):
8,510	Adobe Systems, Inc. *	588,807

Continued

AZL Wells Fargo Large Cap Growth Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Software, continued
27,000	Microsoft Corp.	$1,251,720
25,270	Salesforce.com, Inc. *	1,453,783
16,500	ServiceNow, Inc. *	969,870
11,000	Splunk, Inc. *	608,960

		4,873,140

Specialty Retail (4.4%):
33,250	CarMax, Inc. *	1,544,462
9,860	O’Reilly Automotive, Inc. *	1,482,550
22,680	Tractor Supply Co.	1,395,047

		4,422,059

Technology Hardware, Storage & Peripherals (2.1%):
21,130	Apple, Inc.	2,128,848

Textiles, Apparel & Luxury Goods (4.2%):
6,340	Michael Kors Holdings, Ltd. *	452,613
23,940	Nike, Inc., Class B	2,135,448
25,300	V.F. Corp.	1,670,559

		4,258,620

Trading Companies & Distributors (1.7%):
6,710	W.W. Grainger, Inc.	1,688,572

Total Common Stocks (Cost $93,129,089)		99,760,790

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Unaffiliated Investment Company (0.9%):
932,330	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	932,330

Total Unaffiliated Investment Company (Cost $932,330)		932,330

Total Investment Securities (Cost $94,061,419)(b) - 100.1%		100,693,120
Net other assets (liabilities) - (0.1)%		(53,366)

Net Assets - 100.0%		$100,639,754

Percentages indicated are based on net assets as of September 30, 2014.

ADR	-	American Depositary Receipt

*	Non-income producing security.
(a)	The rate represents the effective yield at September 30, 2014.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

See accompanying notes to the schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2014 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 30 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), each of which is a series of the Trust, as follows:

• AZL BlackRock Capital Appreciation Fund

• AZL BlackRock Global Allocation Fund

• AZL Dreyfus Research Growth Fund

• AZL Enhanced Bond Index Fund

• AZL Federated Clover Small Value Fund

• AZL Franklin Templeton Founding Strategy Plus Fund

• AZL Gateway Fund

• AZL International Index Fund

• AZL Invesco Equity and Income Fund

• AZL Invesco Growth and Income Fund

• AZL Invesco International Equity Fund

• AZL JPMorgan International Opportunities Fund

• AZL JPMorgan U.S. Equity Fund

• AZL MFS Investors Trust Fund

• AZL MFS Mid Cap Value Fund

• AZL MFS Value Fund

• AZL Mid Cap Index Fund

• AZL Money Market Fund

• AZL Morgan Stanley Global Real Estate Fund

• AZL Morgan Stanley Mid Cap Growth Fund

• AZL NFJ International Value Fund

• AZL Oppenheimer Discovery Fund

• AZL Pyramis Core Bond Fund

• AZL Russell 1000 Growth Index Fund

• AZL Russell 1000 Value Index Fund

• AZL S&P 500 Index Fund

• AZL Schroder Emerging Markets Equity Fund

• AZL Small Cap Stock Index Fund

• AZL T. Rowe Price Capital Appreciation Fund • AZL Wells Fargo Large Cap Growth Fund

The Trust is authorized to issue an unlimited number of shares of the Funds without par value. Shares of the Funds are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. The Funds, with the exception of the AZL S&P 500 Index Fund and AZL Schroder Emerging Markets Equity Fund, offer a single class of shares. The AZL S&P 500 Index Fund and AZL Schroder Emerging Markets Equity Fund each offer Class 1 and Class 2.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments (“Schedules”). The policies conform to U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of the Schedules requires management to make certain estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2014 (Unaudited)

Security Valuation

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Investment Transactions

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date.

Consolidation of Subsidiaries

The AZL BlackRock Global Allocation Fund’s primary vehicle for gaining exposure to the commodities markets is through investment in the AZL Cayman Global Allocation Fund Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary of the AZL BlackRock Global Allocation Fund formed in the Cayman Islands, which invests primarily in the commodity-related instruments.

As of September 30, 2014, the AZL BlackRock Global Allocation Fund’s aggregate investment in the Subsidiary was $8,531,303, representing 1.12% of the AZL BlackRock Global Allocation Fund’s net assets.

The AZL BlackRock Global Allocation Fund’s investments have been consolidated and include the portfolio holdings of the Subsidiary.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Floating Rate Loans

The Funds may invest in floating rate loans, which usually take the form of loan participations and assignments. These loans are made by banks and other large financial institutions to various companies and are typically senior in the borrowing companies’ capital structure. Coupon rates are floating, not fixed and are tied to a benchmark lending rate. Loans involve a risk of loss in case of default or insolvency of the financial intermediaries who are parties to the transactions. The Funds record an investment when the borrower withdraws money and records the interest as earned.

Structured Notes

The Funds may invest in structured notes, the values of which are based on the price movements of a reference security or index. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. The terms of the structured notes may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured notes may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the interest rate or the value of the structured note at maturity which may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2014 (Unaudited)

Securities Purchased on a When-Issued Basis

The Funds may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. The Funds will not pay for such securities or start earning interest on them until they are received. When the Funds agree to purchase securities on a when-issued basis, the Funds will segregate or designate cash or liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. The Funds may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

Short Sales

The Funds may engage in short sales against the box (i.e., where the Funds own or have an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Funds sell a borrowed security and have a corresponding obligation to the lender to return the identical security. The Funds may also incur an interest expense if a security that has been sold short has an interest payment. When the Funds engage in a short sale, the Funds record a liability for securities sold short and record an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, the Funds also may be required to pay a premium, which would increase the cost of the security sold.

Securities Lending

To generate additional income, the Funds may lend up to 33 1/3% of their assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of the securities is all times required to post collateral to the Funds in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Funds bear all of the gains and losses on such investments. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Funds. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at September 30, 2014, are presented on the Funds’ Schedules of Portfolio Investments.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Funds pay the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keep 91%.

Derivative Instruments

All open derivative positions at quarter end are reflected on the Funds’ Schedule of Portfolio Investments. The following is a description of the derivative instruments that the Funds may utilize, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

As of September 30, 2014, certain Funds entered into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2014 (Unaudited)

Futures Contracts

The Funds (except for the AZL Money Market Fund) may enter into futures contracts. The Funds, except the AZL BlackRock Global Allocation Fund, AZL Franklin Templeton Founding Strategy Plus Fund, AZL Gateway Fund, AZL Invesco International Equity Fund, AZL Morgan Stanley Global Real Estate Fund, AZL Morgan Stanley Mid Cap Growth Fund and AZL T. Rowe Price Capital Appreciation Fund may enter into futures contracts to provide equity or market exposure on the Funds’ cash balances.

The AZL BlackRock Global Allocation Fund may enter into futures contracts to gain exposure to, or economically hedge against changes in the value of equity securities. The Franklin Templeton Founding Strategy Plus Fund, AZL Gateway Fund, AZL Invesco International Equity Fund, AZL Morgan Stanley Global Real Estate Fund, AZL Morgan Stanley Mid Cap Growth Fund and AZL T. Rowe Price Capital Appreciation Fund may enter futures contracts to manage their exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds are required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Funds. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Options Contracts

The AZL BlackRock Global Allocation Fund, the AZL Gateway Fund and AZL T. Rowe Price Capital Appreciation Fund may purchase or write put and call options on a security or an index of securities.

A stock index fluctuates with changes in the market values of the stocks included in the index, and therefore options on stock indexes and options on stocks involve elements of equity price risk.

Purchased Options Contracts—The Funds pay a premium which is marked to market to reflect the current value of the option. Premiums paid for purchasing put options which expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing put options are offset against proceeds to determine the realized gain/loss on the transaction. The Funds bear the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts—The Funds receive a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of the underlying assets and are required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value.

As of September 30, 2014, the AZL BlackRock Global Allocation Fund purchased and wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and/or, in the case of option written, to generate gains from options premiums. As of September 30, 2014, the AZL Gateway Fund purchased and wrote put and call options to hedge against security prices (equity risk). As of September 30, 2014, the AZL T. Rowe Price Capital Appreciation Fund purchased and wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk).

The AZL BlackRock Global Allocation Fund had the following transactions in purchased call and put options during the period ended September 30, 2014:

	Number of Contracts	Cost
Options outstanding at December 31, 2013	4,017,737	$4,217,942
Options purchased	7,207,475	19,083,659
Options exercised	(3,520)	(6,266)
Options expired	(2,109,502)	(3,550,847)
Options closed	(2,981,659)	(9,839,968)

Options outstanding at September 30, 2014	6,130,531	$9,904,520

The AZL BlackRock Global Allocation Fund had the following transactions in written call and put options during the period ended September 30, 2014:

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2013	(63,845)	$(1,043,812)
Options written	(6,153,916)	(9,642,641)
Options exercised	51,431	279,644
Options expired	558,806	1,028,895
Options closed	2,053,954	5,722,497

Options outstanding at September 30, 2014	(3,553,570)	$(3,655,417)

AZL Gateway Fund had the following transactions in purchased call and put options during the period ended September 30, 2014:

	Number of Contracts	Cost
Options outstanding at December 31, 2013	1,122	$941,255
Options purchased	6,166	5,984,597
Options exercised	—	—
Options expired	(552)	(436,320)
Options closed	(5,653)	(5,427,804)

Options outstanding at September 30, 2014	1,083	$1,061,728

AZL Gateway Fund had the following transactions in written call and put options during the period ended September 30. 2014:

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2013	(1,122)	$(3,078,945)
Options written	(9,718)	(24,801,745)
Options exercised	—	—
Options expired	253	448,861
Options closed	9,414	24,180,083

Options outstanding at September 30, 2014	(1,173)	$(3,251,746)

AZL T. Rowe Capital Appreciation Fund had the following transactions in written call and put options during the period ended September 30, 2014:

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2013	(1,938)	$(826,586)
Options written	(7,733)	(1,685,290)
Options exercised	59	11,553
Options expired	249	60,341
Options closed	2,134	711,149

Options outstanding at September 30, 2014	(7,229)	$(1,728,833)

Swap Agreements

The AZL BlackRock Global Allocation Fund, AZL Franklin Templeton Founding Strategy Plus Fund and AZL Pyramis Core Bond Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The Funds may enter

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2014 (Unaudited)

into swap agreements to manage their exposure to market, interest rate and credit risk. The value of swap agreements are equal to the Funds’ obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements. In connection with these arrangements, securities may be identified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default or bankruptcy by the counterparty.

Swaps are marked to market daily using pricing sources approved by the Board of Trustees (“Trustees”) and the change in value, if any, is recorded as unrealized gain or loss. For OTC swaps, payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the OTC swap. A liquidation payment received or made at the termination of the OTC swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Funds are included as part of realized gains (losses). Upon entering a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or assets determined to be liquid (the amount is subject to the clearing organization that clears the trade). Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable, as applicable, for variation margin on centrally cleared swaps.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties or clearing house to perform. The counterparty risk for centrally cleared swap agreements is generally lower than for OTC swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house or its members will satisfy its obligations to the Funds.

The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement. The Funds bear the risk of loss of the amount expected to be received under a swap agreement (i.e., any unrealized appreciation) in the event of the default or bankruptcy of the swap agreement counterparty. The notional amount and related unrealized appreciation (depreciation) of each swap agreement at period end is disclosed in the swap tables in the Consolidated Schedule of Portfolio Investments. The Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, such as OTC swap contracts, entered into by the Funds, through the Subsidiary in the case of AZL BlackRock Global Allocation Fund, and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding OTC swap transactions under the applicable ISDA Master Agreement.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional amount and are subject to interest rate risk exposure. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. As of September 30, 2014, the AZL BlackRock Global Allocation Fund, AZL Franklin Templeton Founding Strategy Fund and AZL Pyramis Core Bond Fund entered into OTC and centrally cleared interest rate swap agreements to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk).

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Credit default swap agreements may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2014 (Unaudited)

Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. The Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront, periodic, or daily payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which the Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which the Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss. As of September 30, 2014 the AZL BlackRock Global Allocation Fund entered into OTC and centrally cleared credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).

Money Market Reform

On July 23, 2014, the SEC approved significant reforms to the regulations governing money market funds under the 1940 Act. The rulemaking is designed to address money market funds’ susceptibility to heavy redemptions during periods of market stress, improve their ability to manage and mitigate potential contagion from such redemptions and increase the transparency of their risks, while preserving their benefits as much as possible. The new rules, with compliance dates ranging from nine months to two years from the effective date, will replace much of the current Rule 2a-7 under the Investment Company Act of 1940 and add new Rule 30b1-8 (“Form N-CR”). Additionally, Forms N-MFP and PF, along with the instructions to Form N-1A, have been revised as part of this reform.

At this time, there are no changes being made to the way the AZL Money Market Fund is managed or the way it operates, as the rules have a lengthy implementation period. Management of the Fund is reviewing and assessing the effect of the new rules. Additional information regarding the money market mutual fund regulatory changes may be found at the SEC’s website, www.sec.gov.

3. Investment Valuation Summary

The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2014 (Unaudited)

features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy. Investments of the AZL Money Market Fund are valued, in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates fair value. Under the amortized cost method, discounts or premiums are amortized on a constant basis to the maturity of the security and are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy.

Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non exchange-traded derivatives, such as swaps and certain options, are generally valued by approved independent pricing services utilizing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the far value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Funds utilize a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net asset values are calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to fair value its international equity securities, which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of September 30, 2014 in valuing the Funds’ investments based upon three levels defined above:

AZL BlackRock Capital Appreciation Fund Investment Securities:
	Level 1	Level 2	Level 3	Total
Common Stocks
Oil Gas & Consumable Fuels	$—	$—	$5,048,514	$5,048,514
All Other Common Stocks+	575,050,426	—	—	575,050,426
Securities Held as Collateral for Securities on Loan	—	166,196,882	—	166,196,882

Total Investment Securities	$575,050,426	$166,196,882	$5,048,514	$746,295,822

AZL BlackRock Global Allocation Fund Investment Securities:
	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$5,437,767	$6,539,852	$—	$11,977,619
Airlines	3,023,570	1,478,048	—	4,501,618
Auto Components	3,002,516	7,122,720	—	10,125,236
Automobiles	1,923,040	14,753,863	—	16,676,903
Banks	18,078,488	17,485,304	—	35,563,792
Beverages	3,652,950	2,688,726	—	6,341,676
Biotechnology	7,034,942	232,721	—	7,267,663
Building Products	—	2,084,629	—	2,084,629
Capital Markets	2,556,333	3,064,874	—	5,621,207
Chemicals	2,819,676	12,428,157	—	15,247,833
Commercial Banks	—	145,769	—	145,769
Commercial Services & Supplies	265,431	68,209	—	333,640
Communications Equipment	2,818,692	806,281	—	3,624,973
Construction & Engineering	—	2,337,620	—	2,337,620
Distributors	—	40,461	—	40,461
Diversified Financial Services	4,353,159	1,828,360	—	6,181,519
Diversified Telecommunication Services	3,238,918	5,193,956	—	8,432,874
Electric Utilities	3,354,995	1,293,614	—	4,648,609
Electrical Equipment	3,259,436	3,206,181	—	6,465,617
Electronic Equipment, Instruments & Components	279,411	4,781,368	—	5,060,779
Energy Equipment & Services	3,967,842	2,857,774	1,708,245	8,533,861
Food Products	1,426,240	7,684,363	—	9,110,603
Gas Utilities	—	2,020,391	—	2,020,391
Health Care Equipment & Supplies	2,492,378	643,288	—	3,135,666
Health Care Providers & Services	15,681,620	8,132,453	—	23,814,073
Household Durables	587,910	1,028,485	—	1,616,395
Household Products	7,622,740	196,798	—	7,819,538
Industrial Conglomerates	603,585	7,674,366	—	8,277,951
Insurance	5,588,186	9,383,388	—	14,971,574
Internet Software & Services	14,456,896	854,638	1,063,140	16,374,674
IT Services	9,227,882	2,154,970	—	11,382,852
Leisure Products	—	706,546	—	706,546
Machinery	4,334,924	4,724,205	—	9,059,129
Media	8,893,373	691,652	—	9,585,025
Metals & Mining	12,993,224	6,572,921	—	19,566,145
Multiline Retail	253,347	441,344	—	694,691
Multi-Utilities	3,533,295	2,372,061	—	5,905,356
Oil, Gas & Consumable Fuels	22,593,846	10,113,965	1,086,938	33,794,749
Personal Products	572,430	911,631	—	1,484,061
Pharmaceuticals	13,644,998	14,889,778	—	28,534,776
Real Estate Investment Trusts (REITs)	4,268,507	1,060,389	—	5,328,896
Real Estate Management & Development	1,933,687	8,896,497	—	10,830,184
Road & Rail	6,716,125	2,122,081	—	8,838,206
Semiconductors & Semiconductor Equipment	124,630	3,425,153	—	3,549,783
Software	8,939,847	2,233,580	—	11,173,427

Specialty Retail	—	1,844,157	—	1,844,157
Technology Hardware, Storage & Peripherals	528,104	908,583	—	1,436,687
Textiles, Apparel & Luxury Goods	2,381,479	848,495	—	3,229,974
Trading Companies & Distributors	853,639	6,165,021	—	7,018,660
Transportation Infrastructure	47,899	37,955	360,807	446,661
Wireless Telecommunication Services	1,402,203	3,149,817	—	4,552,020
All Other Common Stocks+	26,546,684	—	—	26,546,684
Convertible Bonds+	—	16,742,812	—	16,742,812
Convertible Preferred Stocks
Banks	—	327,080	—	327,080
All Other Convertible Preferred Stocks+	1,161,145	—	—	1,161,145
Corporate Bonds
Transportation Infrastructure	—	—	518,360	518,360
All Other Corporate Bonds+		17,471,097	—	17,471,097
Floating Rate Loans
Media	—	—	292,000	292,000
All Other Floating Rate Loans+	—	9,139,853	—	9,139,853
Foreign Bonds+	—	80,636,632	—	80,636,632
Preferred Stocks
Auto Components	—	—	3,110,377	3,110,377
Automobiles	—	1,863,242	—	1,863,242
Banks	5,793,339	640,692	—	6,434,031
Communications Equipment	—	727,465	—	727,465
Real Estate Management & Development	—	371,592	—	371,592
All Other Preferred Stocks+	2,472,365	—	—	2,472,365
Rights	9,370	—	—	9,370
U.S. Treasury Obligations	—	139,454,719	—	139,454,719
Warrants+	—	133,069	—	133,069
Yankee Dollars+	—	19,804,302	—	19,804,302
Exchange Traded Funds	6,551,320	—	—	6,551,320
Securities Held as Collateral for Securities on Loan	—	24,087,330	—	24,087,330
Unaffiliated Investment Company	97,800	—	—	97,800
Purchased Swaptions	—	488,277	—	488,277
Purchased Options	142,071	8,762,259	—	8,904,330

Total Investment Securities	$263,544,254	$522,977,879	$8,139,867	$794,662,000

Securities Sold Short	(442,468)	—	—	(442,468)
Other Financial Instruments:*
Futures Contracts	847,351	—	—	847,351
Written Put Options	247	(206,867)	—	(206,620)
Written Call Options	(58,098)	149,477		91,379
Written Swaption	—	22	—	22
Forward Currency Contracts	—	3,395,463	—	3,395,463
Over-the-Counter Credit Default Swaps	—	71,777	—	71,777
Centrally Cleared Credit Default Swaps		(189,098)		(189,098)
Over the-Counter Interest Rate Swaps	—	(6,731)	—	(6,731)
Centrally Cleared Interest Rate Swaps	—	(20,620)	—	(20,620)
Total Return Swaps	—	169,231	—	169,231

Total Investments	$263,891,286	$526,340,533	$8,139,867	$798,371,686

AZL Dreyfus Research Growth Fund Investment Securities:
	Level 1	Level 2	Level 3	Total
Common Stocks+	$329,760,778	$—	$—	$329,760,778
Affiliated Investment Company	4,926,886	—	—	4,926,886
Exchange Traded Fund	3,448,953	—	—	3,448,953

Total Investment Securities	$338,136,617	$—	$—	$338,136,617

AZL Enhanced Bond Index Fund Investment Securities:
	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$78,531,313	$—	$78,531,313
Collateralized Mortgage Obligations	—	50,467,895	—	50,467,895
Convertible Preferred Stock	1,025,200	—	—	1,025,200
Corporate Bonds+	—	160,569,737	—	160,569,737
Municipal Bonds	—	7,688,764	—	7,688,764
U.S. Government Agency Mortgages	—	342,059,216	—	342,059,216
U.S. Treasury Obligations	—	228,110,839	—	228,110,839
Yankee Dollars+	—	68,505,721	—	68,505,721
Securities Held as Collateral for Securities on Loan	—	92,043,806	—	92,043,806
Unaffiliated Investment Company	95,245,061	—	—	95,245,061

Total Investment Securities	$96,270,261	$1,027,977,291	$—	$1,124,247,552

Securities Sold Short	—	(83,434,931)	—	(83,434,931)
Other Financial Instruments:*
Futures Contracts	(379,401)	—	—	(379,401)
Forward Currency Contracts	—	28,667	—	28,667

Total Investments	$95,890,860	$944,571,027	$—	$1,040,461,887

AZL Federated Clover Small Value Fund Investment Securities:
	Level 1	Level 2	Level 3	Total
Common Stocks+	$405,615,976	$—	$—	$405,615,976
Securities Held as Collateral for Securities on Loan	—	118,288,250	—	118,288,250
Unaffiliated Investment Company	13,454,438	—	—	13,454,438

Total Investment Securities	$419,070,414	$118,288,250	$—	$537,358,664

AZL Franklin Templeton Founding Strategy Plus Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$6,367,071	$670,725	$—	$7,037,796
Air Freight & Logistics	1,288,422	1,284,253	—	2,572,675
Airlines	—	5,000,198	—	5,000,198
Auto Components	—	2,535,899	—	2,535,899
Automobiles	4,660,181	4,157,187	—	8,817,368
Banks	24,354,058	16,625,498	—	40,979,556
Capital Markets	2,559,563	4,595,198	—	7,154,761
Chemicals	8,559,626	2,561,042	—	11,120,668
Commercial Services & Supplies	1,884,482	1,243,777	—	3,128,259
Communications Equipment	6,348,101	1,842,479	—	8,190,580
Construction & Engineering	—	1,497,651	—	1,497,651
Construction Materials	—	2,510,460	—	2,510,460
Diversified Financial Services	6,269,702	4,403,746	—	10,673,448
Diversified Telecommunication Services	6,522,893	8,632,676	—	15,155,569
Electric Utilities	13,706,417	131,612	—	13,838,029
Electrical Equipment	—	987,254	—	987,254
Energy Equipment & Services	7,230,010	3,218,483	—	10,448,493
Food & Staples Retailing	9,755,144	3,927,680	—	13,682,824
Health Care Equipment & Supplies	10,046,307	1,967,966	—	12,014,273
Industrial Conglomerates	2,967,308	2,909,160	—	5,876,468
Insurance	18,004,718	10,274,453	—	28,279,171
Life Sciences Tools & Services	—	780,612	—	780,612
Machinery	3,940,731	1,070,643	—	5,011,374
Marine	—	3,353,237	—	3,353,237
Media	20,611,662	5,557,094	—	26,168,756
Metals & Mining	11,303,477	7,037,334	—	18,340,811
Multiline Retail	5,010,901	1,022,799	—	6,033,700
Oil, Gas & Consumable Fuels	32,680,468	22,223,687	—	54,904,155
Pharmaceuticals	35,332,527	13,951,258	—	49,283,785
Professional Services	—	325,251	—	325,251

Real Estate Investment Trusts (REITs)	955,714	75,170	—		1,030,884
Real Estate Management & Development	40,614	—	96,915		137,529
Semiconductors & Semiconductor Equipment	3,959,347	6,823,149	—		10,782,496
Software	17,203,962	869,547	—		18,073,509
Sovereign Bonds	—	539,816	—		539,816
Specialty Retail	1,150,525	2,461,698	—		3,612,223
Technology Hardware, Storage & Peripherals	14,161,100	1,805,245	—		15,966,345
Tobacco	6,833,058	6,187,936	—		13,020,994
Wireless Telecommunication Services	3,966,231	4,873,481	—		8,839,712
All Other Common Stocks+	27,721,342	—	—		27,721,342
Convertible Bonds+	—	5,785,124	—		5,785,124
Convertible Preferred Stocks+			—
Banks	917,199	500,240	—		1,417,439
Commercial Services & Supplies	—	62,705	—		62,705
Oil, Gas & Consumable Fuels	—	422,438	—		422,438
Real Estate Investment Trusts (REITs)	—	64,024	—		64,024
Other Convertible Preferred Stocks+	410,093	—	—		410,093
Corporate Bonds
Independent Power and Renewable Electricity Producers	—	4,633,975	—	^	4,633,975
Other Corporate Bonds+	—	52,589,607	—		52,589,607
Equity-Linked Securities	658,886	3,047,818	—		3,706,704
Floating Rate Loans+	—	4,262,225	—		4,262,225
Foreign Bonds+	—	133,347,757	—		133,347,757
Municipal Bond	—	500,731	—		500,731
Preferred Stocks
Automobiles	—	1,339,932	—		1,339,932
Other Preferred Stocks+	1,893,718	—	—		1,893,718
U.S. Treasury Obligations	—	6,999,779	—		6,999,779
Yankee Dollars+	—	29,618,423	—		29,618,423
Securities Held as Collateral for Securities on Loan	—	61,398,635	—		61,398,635
Unaffiliated Investment Company	81,670,053	—	—		81,670,053

Total Investment Securities	$400,945,611	$464,508,767	$96,915		$865,551,293

Other Financial Instruments:*
Forward Currency Contracts	—	7,621,081	—		7,621,081
Centrally Cleared Interest Rate Swaps	—	22,160	—		22,160
Over-the-Counter Interest Rate Swaps	—	(448,930)	—		(448,930)

Total Investments	$400,945,611	$471,703,078	$96,915		$872,745,604

AZL Gateway Fund Investment Securities:	Level 1	Level 2	Level 3		Total
Common Stocks+	$215,491,016	$—	$—		$215,491,016
Purchased Put Options	717,825	—	—		717,825
Unaffiliated Investment Company	6,569,666	—	—		6,569,666

Total Investment Securities	$222,778,507	$—	$—		$222,778,507

Other Financial Instruments:*
Written Options	(2,326,735)	—	—		(2,326,735)

Total Investments	$220,451,772	$—	$—		$220,451,772

AZL International Index Fund Investment Securities:	Level 1	Level 2	Level 3		Total
Common Stocks
Airlines	$107,217	$1,721,019	$—		$1,828,236
Energy Equipment & Services	105,152	4,240,315	—		4,345,467
Food Products	463,213	31,428,225	—		31,891,438
Real Estate Management & Development	258,345	15,593,103	—	^	15,851,448
All Other Common Stocks+	—	771,188,655	—		771,188,655
Preferred Stocks+	—	4,432,003	—		4,432,003

Rights+	39,664	—	^	—		39,664
Securities Held as Collateral for Securities on Loan	—	33,585,654		—		33,585,654
Unaffiliated Investment Company	2,143,436	—		—		2,143,436

Total Investment Securities	$3,117,027	$862,188,974		$ — ^		$865,306,001

Other Financial Instruments:*
Futures Contracts	(4,898)	—		—		(4,898)

Total Investments	$3,112,129	$862,188,974		$ — ^		$865,301,103

AZL Invesco Equity and Income Fund Investment Securities:	Level 1	Level 2		Level 3		Total
Common Stocks
Diversified Telecommunication Services	$7,532,843	$5,808,453		$—		$13,341,296
Oil, Gas & Consumable Fuels	41,328,549	31,115,657		—		72,444,206
Pharmaceuticals	45,313,977	19,049,759		—		64,363,736
All Other Common Stocks+	645,073,832	—		—		645,073,832
Convertible Bonds+	—	101,994,167		—		101,994,167
Convertible Preferred Stocks
Banks	820,160	1,782,648		—		2,602,808
Capital Markets	641,250	1,918,125		—		2,559,375
Oil, Gas & Consumable Fuels	—	1,560,431		—		1,560,431
Corporate Bonds+	—	88,079,225		—		88,079,225
U.S. Government Agency Mortgages	—	1,893,558		—		1,893,558
U.S. Treasury Obligations	—	125,750,357		—		125,750,357
Yankee Dollars+	—	23,789,489		—		23,789,489
Securities Held as Collateral for Securities on Loan	—	173,695,120		—		173,695,120
Unaffiliated Investment Company	109,028,096	—		—		109,028,096

Total Investment Securities	$849,738,707	$576,436,989		$—		$1,426,175,696

Other Financial Instruments:*
Forward Currency Contracts	—	916,336		—		916,336

Total Investments	$849,738,707	$577,353,325		$—		$1,427,092,032

AZL Invesco Growth and Income Fund Investment Securities:	Level 1	Level 2		Level 3		Total
Common Stocks
Diversified Telecommunication Services	$4,256,249	$2,934,282		$—		$7,190,531
Oil, Gas & Consumable Fuels	22,662,590	16,586,119		—		39,248,709
Pharmaceuticals	23,423,614	10,193,965		—		33,617,579
All Other Common Stocks+	333,867,961	—		—		333,867,961
Securities Held as Collateral for Securities on Loan	—	54,072,297		—		54,072,297
Unaffiliated Investment Company	9,435,180	—		—		9,435,180

Total Investment Securities	$393,645,594	$83,786,663		$—		$477,432,257

Other Financial Instruments:*
Forward Currency Contracts	—	490,862		—		490,862

Total Investments	$393,645,594	$84,277,525		$—		$477,923,119

AZL Invesco International Equity Fund Investment Securities:	Level 1	Level 2		Level 3		Total
Common Stocks
Banks	$8,612,714	$27,678,108		$—		$36,290,822
Beverages	2,786,722	16,663,917		—		19,450,639
Chemicals	4,579,422	6,480,247		—		11,059,669
Diversified Financial Services	8,919,763	15,047,011		—		23,966,774
Food Products	4,751,887	6,150,638		—		10,902,525
Insurance	5,350,843	—		—		5,350,843
Internet Software & Services	10,576,517	—		—		10,576,517
Life Sciences Tools & Services	—	—		—	^	—	^

Media	7,589,797	57,526,582	—		65,116,379
Oil, Gas & Consumable Fuels	24,174,972	17,348,469	—		41,523,441
Pharmaceuticals	12,357,233	35,069,897	—		47,427,130
Road & Rail	5,710,903	—	—		5,710,903
Semiconductors & Semiconductor Equipment	19,181,092	8,228,310	—		27,409,402
Software	8,511,668	11,950,581	—		20,462,249
All Other Common Stocks+	—	197,593,683	—		197,593,683
Securities Held as Collateral for Securities on Loan	—	14,057,216	—		14,057,216
Unaffiliated Investment Company	33,411,701	—	—		33,411,701

Total Investment Securities	$156,515,234	$413,794,659	$—	^	$570,309,893

AZL JPMorgan International Opportunities Fund Investment Securities:	Level 1	Level 2	Level 3		Total
Common Stocks
Metals & Mining	$6,029,273	$16,602,914	$—		$22,632,187
All Other Common Stocks+	—	557,073,394	—		557,073,394
Preferred Stock	—	7,788,438	—		7,788,438
Securities Held as Collateral for Securities on Loan	—	6,745,280	—		6,745,280
Unaffiliated Investment Company	15,287,101	—	—		15,287,101

Total Investment Securities	$21,316,374	$588,210,026	$—		$609,526,400

Other Financial Instruments:*
Futures Contracts	(10,303)	—	—		(10,303)
Forward Currency Contracts	—	(1,542,435)	—		(1,542,435)

Total Investments	$21,306,071	$586,667,591	$—		$607,973,662

AZL JPMorgan U.S. Equity Fund Investment Securities:	Level 1	Level 2	Level 3		Total
Common Stocks+	$498,953,052	$—	$—		$498,953,052
Securities Held as Collateral for Securities on Loan	—	46,623,611	—		46,623,611
Unaffiliated Investment Company	3,331,867	—	—		3,331,867

Total Investment Securities	$502,284,919	$46,623,611	$—		$548,908,530

AZL MFS Investors Trust Fund Investment Securities:	Level 1	Level 2	Level 3		Total
Common Stocks
Beverages	$—	$6,843,285	$—		$6,843,285
Chemicals	11,503,624	2,897,431	—		14,401,055
Food Products	5,578,768	3,968,475	—		9,547,243
Textiles, Apparel & Luxury Goods	5,887,403	3,126,061	—		9,013,464
All Other Common Stocks+	325,138,129	—	—		325,138,129
Preferred Stock	1,017,524	—	—		1,017,524
Securities Held as Collateral for Securities on Loan	—	26,873,064	—		26,873,064
Unaffiliated Investment Company	781,767	—	—		781,767

Total Investment Securities	$349,907,215	$43,708,316	$—		$393,615,531

AZL MFS Mid Cap Value Fund Investment Securities:	Level 1	Level 2	Level 3		Total
Common Stocks
Aerospace & Defense	$1,294,690	$1,067,911	$—		$2,362,601
Chemicals	9,140,468	1,562,591	—		10,703,059
Diversified Telecommunication Services	2,821,503	615,816	—		3,437,319
Trading Companies & Distributors	1,537,105	1,098,687	—		2,635,792
All Other Common Stocks+	205,827,860	—	—		205,827,860
Securities Held as Collateral for Securities on Loan	—	27,949,666	—		27,949,666
Unaffiliated Investment Company	2,156,618	—	—		2,156,618

Total Investment Securities	$222,778,244	$32,294,671	$—		$255,072,915

AZL MFS Value Fund
Investment Securities:	Level 1	Level 2	Level 3		Total
Common Stocks
Beverages	$3,005,721	$7,354,565	$—		$10,360,286
Diversified Telecommunication Services	8,952,161	2,310,419	—		11,262,580
Food Products	9,065,811	12,776,836	—		21,842,647
Pharmaceuticals	40,471,854	3,347,055	—		43,818,909
Tobacco	26,914,118	1,078,720	—		27,992,838
Wireless Telecommunication Services	—	2,935,110	—		2,935,110
All Other Common Stocks	397,078,616	—	—		397,078,616
Convertible Preferred Stock	412,230	—	—		412,230
Securities Held as Collateral for Securities on Loan	—	48,521,060	—		48,521,060
Unaffiliated Investment Company	3,926,222	—	—		3,926,222

Total Investment Securities	$489,826,733	$78,323,765	$—		$568,150,498

AZL Mid Cap Index Fund Investment Securities:	Level 1	Level 2	Level 3		Total
Common Stocks+	$498,628,675	$—	$—		$498,628,675
Securities Held as Collateral for Securities on Loan	—	62,704,069	—		62,704,069
Unaffiliated Investment Company	22,878,436	—	—		22,878,436

Total Investment Securities	$521,507,111	$62,704,069	$—		$584,211,180

Other Financial Instruments:*
Futures Contracts	(906,043)	—	—		(906,043)

Total Investments	$520,601,068	$62,704,069	$—		$583,305,137

AZL Money Market Fund Investment Securities:	Level 1	Level 2	Level 3		Total
Certificates of Deposit+	$—	$278,369,448	$—		$278,369,448
Commercial Paper+	—	380,316,642	—		380,316,642
Corporate Bond	—	8,000,000	—		8,000,000
Municipal Bonds	—	44,900,000	—		44,900,000
U.S. Government Agency Mortgage	—	14,999,650	—		14,999,650
U.S. Treasury Obligations	—	35,003,953	—		35,003,953
Yankee Dollar	—	8,000,295	—		8,000,295

Total Investment Securities	$—	$769,589,988	$—		$769,589,988

AZL Morgan Stanley Global Real Estate Fund Investment Securities:	Level 1	Level 2	Level 3		Total
Common Stocks
Diversified Real Estate Activities	$—	$33,338,795	$—		$33,338,795
Diversified REITs	9,172,744	11,303,289	—		20,476,033
Industrial REITs	2,470,462	2,772,415	—		5,242,877
Office REITs	6,279,856	5,937,165	—		12,217,021
Real Estate Development	—	1,406,392	—	^	1,406,392
Real Estate Operating Companies	3,117,651	17,433,977	—		20,551,628
Residential REITs	18,109,777	37,229	—		18,147,006
Retail REITs	27,256,976	17,135,209	—		44,392,185
Specialized REITs	4,940,104	334,938	—		5,275,042
All Other Common Stocks+	19,361,018	—	—		19,361,018
Right	6,764	—	—		6,764
Warrant	—	78,910	—		78,910
Securities Held as Collateral for Securities on Loan	—	3,818,679	—		3,818,679
Unaffiliated Investment Company	645,868	—	—		645,868

Total Investment Securities	$91,361,220	$93,596,998	$—	^	$184,958,218

AZL Morgan Stanley Mid Cap Growth Fund Investment Securities:
	Level 1	Level 2	Level 3		Total
Common Stocks
Commercial Services & Supplies	$5,400,341	$2,303,920	$—		$7,704,261
Internet & Catalog Retail	12,612,780	1,374,395	—		13,987,175
All Other Common Stocks+	419,046,834	—	—		419,046,834
Private Placements
Internet & Catalog Retail	—	—	2,799,258		2,799,258
Internet Software & Services	—	—	9,688,651		9,688,651
Transportation Infrastructure	—	—	—	^	—	^
Securities Held as Collateral for Securities on Loan	—	116,958,551	—		116,958,551
Unaffiliated Investment Company	15,611,984	—	—		15,611,984

Total Investment Securities	$452,671,939	$120,636,866	$12,487,909		$585,796,714

AZL NFJ International Value Fund Investment Securities:	Level 1	Level 2	Level 3		Total
Common Stocks
Automobiles	$2,404,050	$3,444,312	$—		$5,848,362
Banks	12,652,532	15,738,965	—		28,391,497
Beverages	—	2,697,259	—		2,697,259
Chemicals	3,234,160	1,017,294	—		4,251,454
Construction Materials	—	2,780,152	—		2,780,152
Containers & Packaging	—	1,529,295	—		1,529,295
Diversified Financial Services	—	1,404,113	—		1,404,113
Diversified Telecommunication Services	2,045,912	1,453,181	—		3,499,093
Electronic Equipment, Instruments & Components	—	3,347,671	—		3,347,671
Energy Equipment & Services	1,041,012	243,971	—		1,284,983
Food & Staples Retailing	—	1,327,729	—		1,327,729
Food Products	—	2,599,833	—		2,599,833
Household Durables	—	3,032,555	—		3,032,555
Industrial Conglomerates	1,441,577	3,253,395	—		4,694,972
IT Services	—	1,940,728	—		1,940,728
Machinery	—	1,564,935	—		1,564,935
Media	—	1,608,578	—		1,608,578
Multi-Utilities	—	2,763,939	—		2,763,939
Oil, Gas & Consumable Fuels	15,002,280	4,528,194	—		19,530,474
Pharmaceuticals	4,536,500	3,496,847	—		8,033,347
Tobacco	—	3,212,805	—		3,212,805
Wireless Telecommunication Services	1,108,548	3,437,119	—		4,545,667
All Other Common Stocks+	39,328,614	—	—		39,328,614
Preferred Stock	—	2,843,852	—		2,843,852
Securities Held as Collateral for Securities on Loan	—	11,898,546	—		11,898,546
Unaffiliated Investment Company	1,908,759	—	—		1,908,759

Total Investment Securities	$84,703,944	$81,165,268	$—		$165,869,212

AZL Oppenheimer Discovery Fund Investment Securities:	Level 1	Level 2	Level 3		Total
Common Stocks+	$286,558,444	$—	$—		$286,558,444
Securities Held as Collateral for Securities on Loan	—	85,205,987	—		85,205,987
Unaffiliated Investment Company	11,758,495	—	—		11,758,495

Total Investment Securities	$298,316,939	$85,205,987	$—		$383,522,926

AZL Pyramis Core Bond Fund Investment Securities:
	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$14,859,783	$—	$14,859,783
Collateralized Mortgage Obligations	—	41,841,743	—	41,841,743
Corporate Bonds+	—	129,888,145	—	129,888,145
Municipal Bonds	—	21,712,891	—	21,712,891
Securities Held as Collateral for Securities on Loan	—	18,618,579	—	18,618,579
U.S. Government Agency Mortgages	—	94,827,486	—	94,827,486
U.S. Treasury Obligations	—	55,645,635	—	55,645,635
Yankee Dollars+	—	33,820,152	—	33,820,152
Unaffiliated Investment Company	24,447,575	—	—	24,447,575

Total Investment Securities	$24,447,575	$411,214,414	$—	$435,661,989

Other Financial Instruments:*
Centrally Cleared Interest Rate Swaps	—	(217,851)	—	(217,851)

Total Investments	$24,447,575	$410,996,563	$—	$435,444,138

AZL Russell 1000 Growth Index Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$123,919,724	$—	$—	$123,919,724
Securities Held as Collateral for Securities on Loan	—	8,019,600	—	8,019,600
Unaffiliated Investment Company	3,067,336	—	—	3,067,336

Total Investment Securities	$126,987,060	$8,019,600	$—	$135,006,660

Other Financial Instruments:*
Futures Contracts	(25,248)	—	—	(25,248)

Total Investments	$126,961,812	$8,019,600	$—	$134,981,412

AZL Russell 1000 Value Index Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$211,843,951	$—	$—	$211,843,951
Securities Held as Collateral for Securities on Loan	—	39,558,908	—	39,558,908
Unaffiliated Investment Company	3,342,699	—	—	3,342,699

Total Investment Securities	$215,186,650	$39,558,908	$—	$254,745,558

Other Financial Instruments:*
Futures Contracts	(58,159)	—	—	(58,159)

Total Investments	$215,128,491	$39,558,908	$—	$254,687,399

AZL S&P 500 Index Fund Investment Securities:
	Level 1	Level 2	Level 3	Total
Common Stocks+	$1,650,586,322	$—	$—	$1,650,586,322
Securities Held as Collateral for Securities on Loan	—	139,319,646	—	139,319,646
Unaffiliated Investment Company	37,450,706	—	—	37,450,706

Total Investment Securities	$1,688,037,028	$139,319,646	$—	$1,827,356,674

Other Financial Instruments:*
Futures Contracts	(321,965)	—	—	(321,965)

Total Investments	$1,687,715,063	$139,319,646	$—	$1,827,034,709

AZL Schroder Emerging Markets Equity Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Banks	$13,229,442	$44,668,184	$—	$57,897,626
Beverages	5,762,234	298,483	—	6,060,717
Chemicals	2,043,350	5,286,490	—	7,329,840
Construction Materials	2,600,906	—	—	2,600,906
Diversified Consumer Services	2,076,221	—	—	2,076,221

Food & Staples Retailing	1,234,038	3,547,648		—	4,781,686
Health Care Equipment & Supplies	1,604,512	—		—	1,604,512
Hotels, Restaurants & Leisure	3,391,046	281,281		—	3,672,327
Insurance	2,258,651	16,455,541		—	18,714,192
IT Services	1,886,306	3,696,061		—	5,582,367
Machinery	1,055,409	1,347,526		—	2,402,935
Metals & Mining	4,094,908	1,221,337		—	5,316,245
Oil, Gas & Consumable Fuels	10,129,639	20,505,460		—	30,635,099
Real Estate Management & Development	1,303,368	7,178,364		—	8,481,732
Transportation Infrastructure	2,480,665	—		—	2,480,665
Wireless Telecommunication Services	9,756	10,324,850		—	10,334,606
All Other Commont Stocks+	—	95,878,070		—	95,878,070
Preferred Stocks
Oil, Gas & Consumable Fuels	—	904,555		—	904,555
All Other Preferred Stocks+	1,927,260	—		—	1,927,260
Securities Held as Collateral for Securities on Loan	—	4,456,844		—	4,456,844
Unaffiliated Investment Company	2,242,861	—		—	2,242,861

Total Investment Securities	$59,330,572	$216,050,694		$—	$275,381,266

AZL Small Cap Stock Index Fund Investment Securities:	Level 1	Level 2		Level 3	Total
Common Stocks+	$351,590,029	$—		$—	$351,590,029
Right	—	— ^		—	—	^
Securities Held as Collateral for Securities on Loan	—	104,860,721		—	104,860,721
Unaffiliated Investment Company	6,342,862	—		—	6,342,862

Total Investment Securities	$357,932,891	$104,860,721		$—	$462,793,612

Other Financial Instruments:*
Futures Contracts	(304,664)	—		—	(304,664)

Total Investments	$357,628,227	$104,860,721		$—	$462,488,948

AZL T. Rowe Price Capital Appreciation Fund Investment Securities:	Level 1	Level 2		Level 3	Total
Common Stocks
Capital Markets	$29,231,410	$5,247,340		$—	$34,478,750
Paper & Forest Products	—	—	^	—	—	^
All Other Common Stocks+	388,402,806	—		—	388,402,806
Convertible Preferred Stock	19,870	—		—	19,870
Corporate Bonds
Electric Utilities	1,314,120	2,549,094		—	3,863,214
All Other Corporate Bonds+	—	133,744,012		—	133,744,012
Foreign Bond	—	999,268		—	999,268
Preferred Stock	283,186	—		—	283,186
U.S. Treasury Obligations	—	26,834,693		—	26,834,693
Yankee Dollars+	—	25,485,607		—	25,485,607
Securities Held as Collateral for Securities on Loan	—	58,097,004		—	58,097,004
Unaffiliated Investment Company	65,050,987	—		—	65,050,987

Total Investment Securities	$484,302,379	$252,957,018		$—	$737,259,397

Other Financial Instruments:*
Written Call Options	(117,713)	(1,291,205)		—	(1,408,918)

Total Investments	$484,184,666	$251,665,813		$—	$735,850,479

AZL Wells Fargo Large Cap Growth Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$99,760,790	$—	$—	$99,760,790
Unaffiliated Investment Company	932,330	—	—	932,330

Total Investment Securities	$100,693,120	$—	$—	$100,693,120

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
*	Other Financial Instruments would include any derivative instruments, such as futures contracts, written options, forward currency contracts, and swaps. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.
^	Represents the interest in securities that were determined to have a value of zero at September 30, 2014.

For the period ended September 30, 2014, there have been no significant changes to the Funds’ fair valuation methodologies. Changes in valuation techniques may result in transfers in to or out of an investment’s assigned level within the hierarchy during the reporting period. There were significant transfers from Level 2 to Level 1, based on valuations at the reporting period end, the result of certain country holdings valued at close prices at period end; and transfers from Level 1 to Level 2, the result of fair value prices applied to certain country holdings at period end, are noted below:

	Transfers from	Transfers from	Total
	Level 2 to Level 1	Level 1 to Level 2	Transfers *
AZL Schroder Emerging Markets Fund	$8,189,664	$3,979,868	$12,169,532

*	Represents 4.47% of net assets as of September 30, 2014.

Quantitative Information about Level 3 Fair Value Measurements
Type of Assets	Fair Value at September 30, 2014	Valuation Basis at September 30, 2014	Valuation Technique(s)	Unobservable input(s)	Range	Weighted Average
Investment Securities:
Private Placements:
Internet & Catalog Retail
Flipkart, Preferred	$2,728,352	Market Approach	Market Transaction Method	Precedent Transaction of Preferred Stock	$39.191-$72.15	$67.21
			Discounted Cash Flow	Weighted Average Cost of Capital	16%-18%	17.0%
				Perpetual Growth Rate	3.5%-4.5%	4%
			Market Comparable Companies	Enterprise Value/Revenue	1.8x-4.8x	4.3	x
				Discount for Lack of Marketability	15%	15%

Peixe Urbano, Inc.	70,906	Market Approach	Asset Approach	Net Tangible Assets	$2.12	$2.12

Internet Software & Services
Airbnb, Inc., Series D Preferred	3,114,248	Market Approach	Market Transaction Method	Pending Precedent Transaction	$40.71303	$40.71303
			Discounted Cash Flow	Weighted Average Cost of Capital	16.5%-18.5%	17.5%
				Perpetual Growth Rate	3%-4%	3.5%
			Market Comparable Companies	Enterprise Value/Revenue	8.5x-15.5x	11.7	x
				Discount for Lack of Marketability	15%	15%

Dropbox, Inc.	4,384,067	Market Approach	Market Transaction Method	Precedent Transaction of Preferred Stock	$17.85	$17.85

Palantir Technologies, Inc., Series H-1 Preferred	406,032	Market Approach	Market Transaction Method	Precedent Transaction of Preferred Stock	$6.00	$6.00

Palantir Technologies, Inc., Series H Preferred	406,032	Market Approach	Market Transaction Method	Precedent Transaction of Preferred Stock	$6.00	$6.00

Palantir Technologies, Inc., Series G	1,378,272	Market Approach	Market Transaction Method	Precedent Transaction of Preferred Stock	$6.00	$6.00
Transportation Infrastructure
Better Place LLC, Preferred	—	Valued at Zero	Asset Approach	Net Tangible Assets	$(0.08)	$(0.08)
			External Valuation	Third Party Valuation	$(0.13)-$0.29	$(0.09)
			Market Transaction Method	Weighted Average Cost of Capital	25%-40%	35%
			Discounted Cash Flow	Perpetual Growth Rate	3.5%-4.5%	4%

Total Investment Securities	$12,487,909

Private Placements
Balance as of December 31, 2013	$5,592,280
Change in Unrealized Appreciation/Depreciation*	3,764,227
Net Realized Gain (Loss)	—
Gross Purchases	3,131,402
Gross Sales	—

Balance as of September 30, 2014	$12,487,909

*	The noted amounts of change in unrealized appreciation/depreciation relate to the fair value of Level 3 assets held on September 30, 2014.

4. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held by the Funds as of September 30, 2014 are identified below.

AZL BlackRock Capital Appreciation Fund
Security	Acquisition Date(a)	Acquisition Cost	Shares	Fair Value	Percentage of Net Assets
Alibaba Group Holding, Ltd.	4/25/14	$7,405,912	112,009	$9,952,000	1.70%
Palantir Technologies, Inc.	2/7/14	5,157,899	841,419	5,048,514	0.86%

AZL BlackRock Global Allocation Fund
Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Delta Topco, Ltd.	5/2/12	$379,997	615,711	$360,807	0.05%
Delta Topco, Ltd., 10.00%, 11/24/60	5/2/12	474,384	$516,343	518,360	0.07%
Dropbox, Inc.	1/28/14	1,827,985	95,700	1,708,245	0.22%
Inversiones Alsacia SA, 8.00%, 8/18/18, Callable 2/18/15 @ 104.00	2/1/12	325,083	370,503	259,352	0.03%
Mobileye N.V., Series F, Preferred Shares	8/15/13	426,443	61,095	3,110,377	0.41%
Palantir Technologies, Inc.	3/27/14	712,042	116,157	696,942	0.09%
Lookout, Inc.	9/19/14	389,996	34,141	389,996	0.05%
REI Agro, Ltd., Registered Shares, 5.50%, 11/13/14	2/7/12	378,307	400,000	80,000	0.01%
TFS Corp., Ltd., 11.00%, 7/15/18, Callable 7/15/15 @ 108.00	6/6/12	413,820	425,000	465,375	0.06%
Uber Technologies, Inc.	3/21/14	1,063,120	17,133	1,063,140	0.14%

AZL Franklin Templeton Founding Strategy Plus Fund
Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Bond Street Holdings LLC, Class A	11/4/09	$25,492	1,251	$26,990	0.00%
Dynegy Holdings, Inc., 7.50%, 6/1/15	10/1/12	—	$410,000	—	—%
Dynegy Holdings, Inc., 8.38%, 5/1/16	10/1/12	—	50,000	—	—%
Dynegy Holdings, Inc., 7.75%, 6/1/19	10/1/12	—	170,000	—	—%
Tribune Co.	12/31/12	—	5,213	—	—%

AZL Morgan Stanley Global Real Estate Fund
Security	Acquisition Date(a)	Acquisition Cost	Shares	Fair Value	Percentage of Net Assets
BGP Holdings plc	8/21/09	$—	2,485,087	$—	—%

AZL Morgan Stanley Mid Cap Growth Fund
Security	Acquisition Date(a)	Acquisition Cost	Shares	Fair Value	Percentage of Net Assets
Airbnb, Inc., Series D Preferred	4/16/14	$3,131,402	76,914	$3,114,248	0.65%
Better Place LLC, Preferred	1/25/10	2,046,081	818,433	—	—%
Dropbox, Inc.	5/1/12	2,222,513	245,606	4,384,067	0.92%
Flipkart, Preferred	10/4/13	867,741	37,815	2,728,352	0.57%
Palantir Technologies, Inc., Series G Preferred	7/19/12	702,919	229,712	1,378,272	0.29%
Palantir Technologies, Inc., Series H Preferred	10/25/13	237,529	67,672	406,032	0.09%
Palantir Technologies, Inc., Series H-1 Preferred	10/25/13	237,529	67,672	406,032	0.09%
Peixe Urbano, Inc.	12/2/11	1,101,072	33,446	70,906	0.02%

AZL T. Rowe Price Capital Appreciation Fund
Security	Acquisition Date(a)	Acquisition Cost	Shares	Fair Value	Percentage of Net Assets
Sino-Forest Corp.	1/31/13	$—	488,000	$—	—%

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2014 (Unaudited)

5. Investment Risks

Commodities-Related Investment Risk: Exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. The U.S. Commodities Futures Trading Commission has proposed changes to certain of its rules governing investment in commodities by mutual funds, such as the Funds. In the event these changes are adopted, or if there are changes in the tax treatment of the Funds’ direct and indirect investments in commodities, the Funds may be unable to obtain exposure to commodity markets, or may be limited in the extent to which or manner in which it can obtain such exposure.

Derivatives Risk: Certain Funds may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, the Funds that invest in derivatives segregate cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trade may be subject to greater delays so that the Funds may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Mortgage-Related and Other Asset-Backed Risk: Certain Funds may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Funds that hold mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Funds because the Funds will have to reinvest that money at the lower prevailing interest rates. If the Funds purchase mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Funds may receive payments only after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Funds as the holders of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. The Funds’ investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Security Quality Risk (also known as “High Yield Risk”): Certain Funds may invest in high yield, high risk debt securities and unrated securities of similar credit quality (commonly known as “junk bonds”) and may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Funds’ ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Funds may lose the value of their entire investment.

6. Federal Tax Cost Information

At September 30, 2014, the cost and aggregate gross unrealized appreciation and depreciation of securities, for federal tax purposes were as follows:

Fund	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AZL BlackRock Capital Appreciation Fund	$663,344,874	$90,061,173	$(7,110,225)	$82,950,948
AZL BlackRock Global Allocation Fund	754,880,908	65,070,521	(25,289,429)	39,781,092
AZL Dreyfus Research Growth Fund	251,143,896	88,997,580	(2,004,859)	86,992,721
AZL Enhanced Bond Index Fund	1,121,571,606	6,905,959	(4,230,013)	2,675,946
AZL Federated Clover Small Value Fund	510,476,127	45,782,990	(18,900,453)	26,882,537
AZL Franklin Templeton Founding Strategy Plus Fund	793,841,970	95,967,113	(24,257,790)	71,709,323
AZL Gateway Fund	167,815,434	57,215,191	(2,252,118)	54,963,073
AZL International Index Fund	739,536,373	164,335,522	(38,565,894)	125,769,628
AZL Invesco Equity and Income Fund	1,229,143,533	213,850,922	(16,818,759)	197,032,163
AZL Invesco Growth and Income Fund	356,352,342	127,312,142	(6,232,227)	121,079,915
AZL Invesco International Equity Fund	444,355,444	139,936,936	(13,982,487)	125,954,449
AZL JPMorgan International Opportunities Fund	561,853,967	78,789,442	(31,117,009)	47,672,433
AZL JPMorgan U.S. Equity Fund	446,189,753	108,879,918	(6,161,141)	102,718,777
AZL MFS Investors Trust Fund	273,736,764	121,502,360	(1,623,593)	119,878,767
AZL MFS Mid Cap Value Fund	243,879,345	17,578,762	(6,385,192)	11,193,570
AZL MFS Value Fund	429,479,690	144,104,249	(5,433,441)	138,670,808
AZL Mid Cap Index Fund	462,535,645	133,663,136	(11,987,601)	121,675,535
AZL Money Market Fund	769,589,988	—	—	—
AZL Morgan Stanley Global Real Estate Fund	147,038,573	52,647,381	(14,727,736)	37,919,645
AZL Morgan Stanley Mid Cap Growth Fund	496,486,040	118,685,115	(29,374,441)	89,310,674
AZL NFJ International Value Fund	151,847,674	23,249,793	(9,228,255)	14,021,538
AZL Oppenheimer Discovery Fund	344,140,460	45,850,228	(6,467,762)	39,382,466
AZL Pyramis Core Bond Fund	433,808,807	4,594,561	(2,741,379)	1,853,182
AZL Russell 1000 Growth Index Fund	86,094,698	49,665,303	(753,341)	48,911,962
AZL Russell 1000 Value Index Fund	196,488,996	60,557,164	(2,300,602)	58,256,562
AZL S&P 500 Index Fund	1,200,322,524	647,059,321	(20,025,171)	627,034,150
AZL Schroder Emerging Markets Equity Fund	227,740,269	55,263,532	(7,622,535)	47,640,997
AZL Small Cap Stock Index Fund	373,199,975	108,975,998	(19,382,361)	89,593,637
AZL T. Rowe Price Capital Appreciation Fund	701,604,825	41,249,051	(5,594,479)	35,654,572
AZL Wells Fargo Large Growth Fund	94,065,161	7,824,203	(1,196,244)	6,627,959

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Allianz Variable Insurance Products Trust

By (Signature and Title)	/s/ Brian Muench
Brian Muench, President

Date November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian Muench
Brian Muench, President

Date November 25, 2014

By (Signature and Title)	/s/ Steve Rudden
Steve Rudden, Treasurer

Date November 25, 2014